J.P. Morgan U.S. Equity Funds

STATEMENT OF ADDITIONAL INFORMATION – PART I

November 1, 2010, as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

Fund Name	Select	Inst	A	B	C	R5	R2	Ultra*
JPMorgan Disciplined Equity Fund (the “Disciplined Equity Fund”)	JDESX	JPIEX	JDEAX					JDEUX
JPMorgan Diversified Fund (the “Diversified Fund”)	JDVSX	JPDVX	JDVAX	JDVBX	JDVCX
JPMorgan Dynamic Growth Fund (the “Dynamic Growth Fund”)	JDGSX		□**		□**	□**
JPMorgan Dynamic Small Cap Growth Fund (the “Dynamic Small Cap Growth Fund”)	JDSCX		VSCOX	VSCBX	VSCCX
JPMorgan Growth and Income Fund (the “Growth and Income Fund”)	VGIIX		VGRIX	VINBX	VGICX
JPMorgan Intrepid America Fund (the “Intrepid America Fund”)	JPIAX		JIAAX		JIACX	JIARX	JIAZX
JPMorgan Intrepid Growth Fund (the “Intrepid Growth Fund”)	JPGSX		JIGAX		JCICX	JGIRX	JIGZX
JPMorgan Intrepid Multi Cap Fund (the “Intrepid Multi Cap Fund”)	JIISX		JICAX		JICCX
JPMorgan Intrepid Value Fund (the “Intrepid Value Fund”)	JPIVX		JIVAX		JIVCX	JIVRX	JIVZX
JPMorgan Mid Cap Equity Fund (the “Mid Cap Equity Fund”)	VSNGX		JCMAX		JMCCX
JPMorgan Small Cap Core Fund (the “Small Cap Core Fund”)	VSSCX
JPMorgan Small Cap Equity Fund (the “Small Cap Equity Fund”)	VSEIX		VSEAX	VSEBX	JSECX	JSERX	JSEZX
JPMorgan U.S. Dynamic Plus Fund (the “Dynamic Plus Fund” formerly known as the JPMorgan Intrepid Plus Fund) )	JILSX		JPSAX		JPSCX
JPMorgan U.S. Equity Fund (the “U.S. Equity Fund”)	JUESX	JMUEX	JUEAX	JUEBX	JUECX	JUSRX	JUEZX
JPMorgan U.S. Large Cap Core Plus Fund (the “U.S. Large Cap Core Plus Fund”)	JLPSX		JLCAX		JLPCX	JCPRX	JLPZX
JPMorgan U.S. Large Cap Value Plus Fund (the “U.S. Large Cap Value Plus Fund”)	JTVSX		JTVAX		JTVCX	JTVRX
JPMorgan U.S. Research Equity Plus Fund (the “U.S. Research Equity Plus Fund”)	JEPSX		JEPAX		JEPCX	JEPRX	JEPZX
JPMorgan U.S. Small Company Fund (the “U.S. Small Company Fund”)	JSCSX	JUSSX	JTUAX		JTUCX
JPMorgan Value Advantage Fund (the “Value Advantage Fund”)	JVASX	JVAIX	JVAAX		JVACX
JPMorgan Value Discovery Fund (the “Value Discovery Fund”)	□**		□**		□**	□**

  SAI-USEQ-1210

i

JPMORGAN TRUST II (“JPMT II”)

Fund Name	Select	Inst	A	B	C	R5	R2	Ultra*
JPMorgan Equity Income Fund (the “Equity Income Fund”)	HLIEX		OIEIX	OGIBX	OINCX
JPMorgan Equity Index Fund (the “Equity Index Fund”)	HLEIX		OGEAX	OGEIX	OEICX
JPMorgan Intrepid Mid Cap Fund (the “Intrepid Mid Cap Fund”)	WOOPX		PECAX	ODMBX	ODMCX
JPMorgan Large Cap Growth Fund (the “Large Cap Growth Fund”)	SEEGX		OLGAX	OGLGX	OLGCX	JLGRX	JLGZX
JPMorgan Large Cap Value Fund (the “Large Cap Value Fund”)	HLQVX		OLVAX	OLVBX	OLVCX	JLVRX	JLVZX
JPMorgan Market Expansion Index Fund (the “Market Expansion Index Fund”)	PGMIX		OMEAX	OMEBX	OMECX		JMEZX
JPMorgan Mid Cap Growth Fund (the “Mid Cap Growth Fund”)	HLGEX		OSGIX	OGOBX	OMGCX		JMGZX
JPMorgan Multi-Cap Market Neutral Fund (the “Multi-Cap Market Neutral Fund”)	OGNIX		OGNAX	OGNBX	OGNCX
JPMorgan Small Cap Growth Fund (the “Small Cap Growth Fund”)	OGGFX	JISGX	PGSGX	OGFBX	OSGCX		JSGZX
JPMorgan Small Cap Value Fund (the “Small Cap Value Fund”)	PSOPX		PSOAX	PSOBX	OSVCX	JSVRX	JSVZX	JSVUX

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST (“JPMMFIT”)

Fund Name	Select	Inst	A	B	C	R5	R2	Ultra
JPMorgan Growth Advantage Fund (the “Growth Advantage Fund”)	JGASX		VHIAX	VHIBX	JGACX	JGVRX

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC. (“JPMFMFG”)

Fund Name	Select	Inst	A	B	C	R5	R2	Ultra
JPMorgan Mid Cap Value Fund (the “Mid Cap Value Fund”)	JMVSX	FLMVX	JAMCX	JBMCX	JCMVX		JMVZX

* To be renamed Class R6 Shares as of November 30, 2010.

** An exchange ticker symbol is not available for this share class.

(each a “Fund” and collectively, the “Funds” or the “Equity Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated November 1, 2010, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Reports relating to the Funds dated June 30, 2010 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 245 Park Avenue, New York, New York 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds.

For more information about the Funds or the Financial Statements, simply write or call:

J.P. Morgan Funds Services

 P.O Box 8528

Boston, MA 02266-8528

 1-800-480-4111

PART I

GENERAL	1
The Trusts and the Funds	1
Share Classes	3
Miscellaneous	4
INVESTMENT POLICIES	5
INVESTMENT PRACTICES	14
ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES	19
QUALITY DESCRIPTION	21
DIVERSIFICATION	21
PORTFOLIO TURNOVER	21
TRUSTEES	22
Standing Committees	22
Ownership of Securities	23
Trustee Compensation	26
INVESTMENT ADVISER	28
Investment Advisory Fees	28
PORTFOLIO MANAGERS	29
Portfolio Managers’ Other Accounts Managed	29
Portfolio Managers’ Ownership Of Securities	34
ADMINISTRATOR	36
Administrator Fees	36
DISTRIBUTOR	37
Compensation Paid to JPMDS	37
Distribution Fees	39
SHAREHOLDER SERVICING	41
Shareholder Services Fees	41
BROKERAGE AND RESEARCH SERVICES	45
Brokerage Commissions	45
Broker Research	48
Securities of Regular Broker-Dealers	49
FINANCIAL INTERMEDIARIES	51
Other Cash Compensation Payments	51
Finders' Fee Commissions	51
Finders' Fees Paid by Advisers and Distributor	51
TAX MATTERS	52

Capital Loss Carryforwards	52
PORTFOLIO HOLDINGS DISCLOSURE	54
SHARE OWNERSHIP	56
Trustees and Officers	56
Principal Holders	56
FINANCIAL STATEMENTS	56
PRINCIPAL SHAREHOLDERS	ATTACHMENT I-A

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trusts and the Funds

JPMT I Historical Information

JPMT I is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004.  Each of the Funds which is a series of JPMT I (except Dynamic Growth Fund, U.S. Dynamic Plus Fund, U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund,  U.S. Research Equity Plus Fund, Value Discovery Fund and Value Advantage Fund) is a successor mutual fund to J.P. Morgan Funds that were series of J.P. Morgan Mutual Fund Series at the close of business on February 18, 2005 (“Predecessor J.P. Morgan Funds”).  Each of the Predecessor J.P. Morgan Funds (other than Intrepid America Fund, Intrepid Multi Cap Fund, Intrepid Growth Fund, Intrepid Value Fund (the “Predecessor Intrepid Funds”)) operated as a series of another legal entity prior to reorganizing and redomiciling as series of J.P. Morgan Mutual Fund Series on February 18, 2005.

The Predecessor J.P. Morgan Funds, other than the Predecessor Intrepid Funds, were formerly series of the following business trusts (the “Predecessor JPMorgan Trusts”):

J.P. Morgan Institutional Funds (“JPMIF”) JPMorgan Disciplined Equity Fund JPMorgan Diversified Fund JPMorgan U.S. Equity Fund JPMorgan U.S. Small Company Fund	J.P. Morgan Mutual Fund Select Group (“JPMMFSG”) JPMorgan Mid Cap Equity Fund JPMorgan Small Cap Core Fund

J.P. Morgan Mutual Fund Group (“JPMMFG”) JPMorgan Dynamic Small Cap Growth Fund JPMorgan Growth and Income Fund JPMorgan Small Cap Equity Fund	J.P. Morgan Mutual Fund Series (“JPMMFS”) JPMorgan Intrepid America Fund JPMorgan Intrepid Growth Fund JPMorgan Intrepid Multi Cap Fund JPMorgan Intrepid Value Fund

Shareholders of each of the Predecessor J.P. Morgan Funds approved an Agreement and Plan of Reorganization and Redomiciliation (“Shell Reorganization Agreements”) between the Predecessor JPMorgan Trusts (other than JPMMFS), on behalf of the Predecessor J.P. Morgan Funds (other than the series of JPMMFS), and JPMMFS, on behalf of its series.  Pursuant to the Shell Reorganization Agreements, the Predecessor J.P. Morgan Funds (other than the series of JPMMFS) were reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”).

JPMT II Historical Information

JPMT II is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004.  Each of the Funds which is a series of JPMT II was formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II.  The redomiciliation was effective after the close of business on the closing date.

With respect to events that occurred or payments that were made prior to the Closing Date, any reference to Fund(s) (other than the Growth Advantage Fund and the Mid Cap Value Fund) in this SAI prior to the Closing Date refers to the Predecessor J.P. Morgan Funds or One Group Mutual Funds.

JPMMFIT Historical Information

The Growth Advantage Fund (formerly JPMorgan Mid Cap Growth Fund) is a series of JPMMFIT, an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts, on September 23, 1997.  Effective April 30, 2003, the name of JPMMFIT was changed from Mutual Fund Investment Trust to J.P. Morgan Mutual Fund Investment Trust.

JPMFMFG Historical Information

The Mid Cap Value Fund is a series of JPMFMFG, a diversified open-end management investment company which was organized as a Maryland corporation, on August 19, 1997.  Effective April 30, 2003, the name of JPMFMFG was changed from Fleming Mutual Fund Group, Inc. to J.P. Morgan Fleming Mutual Fund Group, Inc.

Part I - 1

After the close of business on February 18, 2005, certain “Predecessor J.P. Morgan Funds” and One Group Mutual Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds.

Target Funds	Surviving Funds

JPMorgan Equity Income Fund	One Group Equity Income Fund (now known as JPMorgan Equity Income Fund)
JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund (now known as JPMorgan Large Cap Growth Fund)
JPMorgan Small Cap Growth Fund; JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund (now known as JPMorgan Small Cap Growth Fund)
One Group Balanced Fund	JPMorgan Diversified Fund
One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund

Fund Names.  As of November 1, 2007, the JPMorgan Intrepid Long/Short Fund changed its name to the JPMorgan Intrepid Plus Fund. As of May 3, 2010, the JPMorgan Intrepid Plus Fund changed its name to the JPMorgan U.S. Dynamic Plus Fund. As of June 29, 2007, the JPMorgan Dynamic Small Cap Fund changed its name to the JPMorgan Dynamic Small Cap Growth Fund.

Prior to February 19, 2005, certain JPMT I and JPMT II Funds had the following names listed below corresponding to their current names:

Former Name	Current Name
One Group Diversified Mid Cap Fund	JPMorgan Intrepid Mid Cap Fund*
One Group Equity Income Fund	JPMorgan Equity Income Fund
One Group Equity Index Fund	JPMorgan Equity Index Fund
One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund
One Group Large Cap Value Fund	JPMorgan Large Cap Value Fund
One Group Market Expansion Index Fund	JPMorgan Market Expansion Index Fund
One Group Market Neutral Fund	JPMorgan Multi-Cap Market Neutral Fund
One Group Mid Cap Growth Fund	JPMorgan Mid Cap Growth Fund**
JPMorgan Intrepid Investor Fund	JPMorgan Intrepid Multi Cap Fund***
JPMorgan Trust Small Cap Equity Fund	JPMorgan Small Cap Core Fund

*

As of February 19, 2005, the Fund was named the JPMorgan Diversified Mid Cap Fund. The name was changed to the JPMorgan Intrepid Mid Cap Fund effective July 29, 2005.

**   As of February 19, 2005, the Fund was named the JPMorgan Diversified Mid Cap Growth Fund. The name was changed to the JPMorgan Mid Cap Growth Fund effective June 27, 2009.

***

As of February 19, 2005, the Fund was named JPMorgan Intrepid Contrarian Fund. The name was changed to JPMorgan Intrepid Multi Cap Fund effective April 10, 2006.

Part I - 2

In addition, effective May 1, 2003, the following Funds of JPMMFSG were renamed with the approval of the Board of Trustees:

Former Name	Name As Of May 1, 2003
J. P. Morgan Select Mid Cap Equity	JPMorgan Mid Cap Equity Fund
J. P. Morgan Select Small Cap Equity Fund	JPMorgan Trust Small Cap Equity Fund*

*

As of February 19, 2005, the JPMorgan Trust Small Cap Equity Fund became the JPMorgan Small Cap Core Fund.

REORGANIZATIONS OF FUNDS. On June 26, 2009, certain J.P. Morgan Funds were involved in reorganizations with other J.P. Morgan Funds as follows:

Acquired Funds

Acquiring Funds

JPMorgan Capital Growth Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Diversified Mid Cap Value Fund

JPMorgan Mid Cap Value Fund

Share Classes

Share Classes.    Shares in the Funds are generally offered in multiple classes. The following chart shows the share classes offered (or which may be offered in the future) by each of the Funds as of the date of this SAI:

Fund	Class A	Class B1	Class C	Select Class	Institutional Class	Ultra****	Class R5	Class R2
Disciplined Equity Fund	X			X	X	X
Diversified Fund	X	X	X	X	X
Dynamic Growth Fund	X		X	X			X
Dynamic Small Cap Growth Fund	X	X	X	X
Equity Income Fund	X	X	X	X
Equity Index Fund	X	X	X	X
Growth Advantage Fund	X	X	X	X			X*
Growth and Income Fund	X	X	X	X
Intrepid America Fund	X		X	X			X	X
Intrepid Growth Fund	X		X	X			X	X
Intrepid Mid Cap Fund	X	X	X	X
Intrepid Multi Cap Fund	X		X	X
Intrepid Value Fund	X		X	X			X	X
Large Cap Growth Fund	X	X	X	X			X**	X
Large Cap Value Fund	X	X	X	X			X	X
Market Expansion Index Fund	X	X	X	X				X
Mid Cap Equity Fund	X		X	X
Mid Cap Growth Fund	X	X	X	X				X***
Mid Cap Value Fund	X	X	X	X	X			X
Multi-Cap Market Neutral Fund	X	X	X	X
Small Cap Core Fund				X
Small Cap Equity Fund	X	X	X	X			X	X
Small Cap Growth Fund	X	X	X	X	X			X

Part I - 3

Fund	Class A	Class B1	Class C	Select Class	Institutional Class	Ultra****	Class R5	Class R2
Small Cap Value Fund	X	X	X	X		X	X	X
U.S. Dynamic Plus Fund	X		X	X
U.S. Equity Fund	X	X	X	X	X		X	X
U.S. Large Cap Core Plus Fund	X		X	X			X	X
U.S. Large Cap Value Plus Fund	X		X	X			X
U.S. Research Equity Plus Fund	X		X	X			X	X
U.S. Small Company Fund	X		X	X	X
Value Advantage Fund	X		X	X	X
Value Discovery Fund	X		X	X			X

1

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

*

Class R5 Shares of the Growth Advantage Fund were first offered as of January 8, 2009.

**

Class R5 Shares of the Large Cap Growth Fund were first offered as of April 14, 2009.

***

Class R2 Shares of the Mid Cap Growth Fund were first offered as of June 10, 2009.

****        The Ultra Shares will be renamed Class R6 Shares as of November 30, 2010.

All share classes of the Value Discovery Fund, Small Cap Equity Fund and Dynamic Growth Fund (except Select Class Shares) and Ultra Shares of the Disciplined Equity Fund are not available for purchase by new investors except as described in the Funds’ Prospectuses.

The shares of the Funds are collectively referred to in this SAI as the “Shares.”

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II.  Part I of this SAI contains information that is particular to each Fund.  Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMT II, JPMMFIT, JPMFMFG and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P. Morgan Fund”, and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.”  Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”).  Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by J.P. Morgan Private Investments Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”).  JPMIM, SC-R&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.”  JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”  Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investm ent adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 4

INVESTMENT POLICIES

The following investment policies have been adopted by the respective Trust with respect to the applicable Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of a Fund (including its investment objectives) are non-fundamental, unless otherwise designated in the Fund’s Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

Except for each of the restrictions on borrowings set forth below in each set of Fundamental Investment policies, the percentage limitations contained in the policies below apply at the time of purchase of the securities.  If a percentage or rating policy on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation.  If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to each fundamental investment policy regarding borrowing, the 1940 Act generally limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies─Miscellaneous Investment Strategies and Risks─Borrowings” in the SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

For purposes of fundamental investment policies regarding industry concentration, an Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if an Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, an Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Shareholders of the Dynamic Small Cap Growth Fund, the Growth Advantage Fund, the Growth and Income Fund, the Mid Cap Equity Fund, the Small Cap Core Fund and the Small Cap Equity Fund must be given at least 30 days’ prior written notice of any change in such Fund’s investment objectives.

In addition, each of the Funds, except the Diversified Fund, Growth Advantage Fund, Multi-Cap Market Neutral Fund, Value Advantage Fund and Value Discovery Fund has an 80% investment policy which is described in such Fund’s Prospectuses. In calculating assets for purposes of each Fund’s 80% investment policy, assets are net assets plus the amount of any borrowings. This policy may be changed by the Board of Trustees without shareholder approval.  However, each Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Investment Policies of Funds that Are Series of JPMT I, JPMFMFG and JPMMFIT

Investment Policies of the Mid Cap Value Fund

Fundamental Investment Policies.  The Fund may not:

(1)

Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This policy applies to 75% of the Fund’s total assets.

(2)

Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

Part I - 5

(3)

Borrow money in an amount exceeding 33 ⅓% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

(4)

Make loans if, as a result, more than 33 ⅓% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

(5)

Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in REITs, commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

(6)

Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

(7)

Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

Non-Fundamental Investment Policies. The Fund may not:

(1)

Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund’s fundamental limitation on borrowing, provided, the Fund may segregate assets without limit in order to comply with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act.

(2)

Invest in companies for the purpose of exercising control.

(3)

Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act.

(4)

Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

(5)

Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

(6)

Enter into a futures contract or options transaction if the Fund’s total outstanding obligations resulting from such futures contract or option transaction would exceed 10% of the Fund’s total assets, and the Fund will maintain assets sufficient to meet its obligations under such contracts or transactions with the Fund’s custodian or will otherwise comply with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act.

(7)

Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Investment Policies of the Diversified Fund, the Disciplined Equity Fund, the U.S. Dynamic Plus Fund, the U.S. Equity Fund, the U.S. Large Cap Core Plus Fund and the U.S. Small Company Fund

Fundamental Investment Policies.  Each of the Funds:

(1)

May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act.

(2)

May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC.  For purposes of fundamental investment policies regarding industry concentration, a Fund may not invest more than 25% of its total assets in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).

Part I - 6

(3)

May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

(4)

May not borrow money, except to the extent permitted by applicable law.

(5)

May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act.

(6)

May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate and, in the case of the Diversified Fund, make direct investments in mortgages.

(7)

May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(8)

May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. Each of the Funds:

(1)

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.

(2)

May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this policy shall not be deemed to be applicable to the purchase or sale of when issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

(3)

May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

(4)

May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act (except that the policy does not apply to the Diversified Fund).

Investment Policies of the Dynamic Small Cap Growth Fund, the Growth and Income Fund and the Small Cap Equity Fund

Fundamental Investment Policies.  With respect to the Growth and Income Fund, it is a fundamental policy of the Fund that when the Fund holds no portfolio securities except interests in another investment company (“master portfolio”) in which it invests, the Fund’s investment objective and policies shall be identical to the master portfolio’s investment objective and policies, except for the following: the Fund (1) may invest more than 10% of its net assets in the securities of a registered investment company, (2) may hold more than 10% of the voting securities of a registered investment company and (3) will concentrate its investments in the investment company. It is a fundamental investment policy of the Fund that when the Fund holds only portfolio securities other than interests in the master portfolio, the Fund’s investment objective and policies shall be identical to the investment objective and policies of the master portfolio at the time the assets of the Fund were withdrawn from that master portfolio.

Each of the Funds:

(1)

May not borrow money, except to the extent permitted by applicable law.

(2)

May make loans to other persons, in accordance with the Fund’s investment objectives and policies and to the extent permitted by applicable law.

Part I - 7

(3)

May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.  Notwithstanding the foregoing, with respect to a Fund’s permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this policy.

(4)

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.

(5)

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).  Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

(6)

May not issue any senior security (as defined in the 1940 Act), except that (i) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

(7)

May not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the 1933 Act in selling a portfolio security.

(8)

May not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Non-Fundamental Investment Policies.  Each of the Funds:

(1)

May not with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

(2)

May not make short sales of securities, other than short sales “against the box”, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions policies and investment program of a Fund. No Fund has the current intention of making short sales against the box.

(3)

May not purchase or sell interests in oil, gas or mineral leases.

(4)

May not invest more than 15% of its net assets in illiquid securities.

(5)

May not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

(6)

Except as specified above, may invest in the securities of other investment companies to the extent permitted by applicable Federal securities law.

(7)

 May not (other than Growth and Income Fund) acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(8)

May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

Investment Policies of the Dynamic Growth Fund, the U.S. Large Cap Value Plus Fund, U.S. Research Equity Plus Fund and the Value Discovery Fund

Part I - 8

Fundamental Investment Policies.  Each of the Funds:

(1)

May not purchase the securities of any issuer if as a result more than 25% of the Fund's total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction  does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)

May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)

May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)

May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

(5)

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(6)

Except for the U.S. Research Equity Plus Fund, may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)

In the case of the U.S. Research Equity Plus Fund, may not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities.

(8)

May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

(9)

In the case of the U.S. Large Cap Value Plus Fund and U.S. Research Equity Plus Fund, each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy, each of the Dynamic Growth Fund and the Value Discovery Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

For the purposes of investment policy (5) above, real estate includes Real Estate Limited Partnerships.

Non-Fundamental Investment Policies. Each of the Funds:

(1)

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)

May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(3)

May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Investment Policies of the Growth Advantage Fund

Fundamental Investment Policies.  The Fund:

Part I - 9

(1)

May not borrow money, except that the Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33-⅓% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than ⅓ of its net assets to secure such borrowings.  Any borrowings representing more than 5% of the Fund’s total assets must be repaid before the Fund may make additional investments.

(2)

May make loans to other persons, in accordance with the Fund’s investment objectives and policies and to the extent permitted by applicable law.

(3)

May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to the Fund’s permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction.

(4)

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.

(5)

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

(6)

May not issue any senior security (as defined in the 1940 Act), except that (i) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

(7)

May not underwrite securities issued by other persons except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act in selling a portfolio security.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Growth Advantage Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment policy (2) above, loan participations are considered to be debt instruments. For purposes of investment policy (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment policy (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” Investment policy (3) above, however, is not applicable to investments by the Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry.” Supranational organizations are collectively considered to be members of a single “industry” for purposes of policy (3) above.

Non-Fundamental Investment Policies.  The Fund:

(1)

May not make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this policy will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions or policies and investment program of the Fund.

(2)

May not purchase or sell interests in oil, gas or mineral leases.

(3)

May not invest more than 15% of its net assets in illiquid securities.

(4)

May not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to the Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

Part I - 10

(5)

Except as specified above, may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

(6)

May not, with respect to 50% of its assets, hold more than 10% of the outstanding shares of issuers.

(7)

May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

For purposes of the investment policies regarding the Growth Advantage Fund, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

In order to permit the sale of its shares in certain states, the Growth Advantage Fund may make commitments more restrictive than the investment policies and limitations described above and in its Prospectus. Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of shares in the state involved.

Investment Policies of the Mid Cap Equity Fund and the Small Cap Core Fund

Fundamental Investment Policies.  Each of the Funds:

(1)

May not borrow money, except to the extent permitted by applicable law.

(2)

May make loans to other persons, in accordance with such Fund’s investment objective and policies and to the extent permitted by applicable law.

(3)

May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund’s permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction.

(4)

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities.

(5)

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

(6)

May not issue any senior security (as defined in the 1940 Act), except that (i) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

(7)

May not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act in selling a portfolio security.

(8)

May not purchase securities of any issuer if such a purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Mid Cap Equity Fund and Small Cap Core Fund, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of

Part I - 11

investment policy (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment policy (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” Investment policy (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry.” Supranational organizations are collectively considered to be members of a single “industry” for purposes of policy (3) above.

Non-Fundamental Investment Policies.  Each of the Funds:

(1)

May not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

(2)

May not make short sales of securities, other than short sales against the box, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this policy will not be applied to limit the use of options, future contracts and related options, in the manner otherwise permitted by the investment [restrictions, policies] and investment program of a Fund. No Fund has the current intention of making short sales against the box.

(3)

May not purchase or sell interests in oil, gas or mineral leases.

(4)

May not invest more than 15% of its net assets in illiquid securities.

(5)

May not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

(6)

May invest in the securities of other investment companies to the extent permitted by applicable Federal securities law; provided, however, that a Mauritius holding company (a “Mauritius Portfolio Company”) will not be considered an investment company for this purpose.

(7)

May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

For purposes of the investment policies regarding the Mid Cap Equity Fund and the Small Cap Core Fund, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

Investment Policies of the Intrepid Growth Fund, the Intrepid Value Fund, the Intrepid America Fund, the Intrepid Multi Cap Fund and the Value Advantage Fund

Fundamental Investment Policies.  Each of the Funds:

(1)

May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the Investment Company Act of 1940.

(2)

May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC.  For purposes of fundamental investment policies regarding industry concentration, a Fund may not invest more than 25% of its total assets in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).

(3)

May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder.

(4)

May not borrow money, except to the extent permitted by applicable law.

(5)

May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the Securities Act of 1933.

(6)

May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a)

Part I - 12

invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and make direct investments in mortgages.

(7)

May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(8)

May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies.  Each of the Funds:

(1)

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.

(2)

May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this policy shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

(3)

May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

(4)

May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

In addition, the Funds may borrow money from banks for temporary or short-term purposes.  But, none of the Funds may borrow money to buy additional securities, which is known as “leverage.”

Investment Policies of Funds that are Series of JPMT II

Fundamental Investment Policies.  None of the Funds may:

(1)

Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)

Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

(3)

Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

(4)

Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

(5)

Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(6)

Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).

Part I - 13

(7)

Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(8)

Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

(9)

Issue senior securities except with respect to any permissible borrowings.

(10)

Purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

None of the Funds (other than the Multi-Cap Market Neutral Fund) may:

(1)

Purchase securities on margin or sell securities short except, for use of short-term credit necessary for clearance of purchases of portfolio securities.

Non-Fundamental Investment Policies.

The following policy applies to the Equity Index Fund:

(1)

The Fund may not invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities. Repurchase agreements held in margin deposits and segregated accounts for futures contracts are not considered issued or guaranteed by the United States, its agencies or instrumentalities for purposes of the 10% limitation.

None of the Funds may:

(1)

Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

(2)

Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

FUND NAME	FUND CODE
Disciplined Equity Fund	1
Diversified Fund	2
Dynamic Growth Fund	3
Dynamic Small Cap Growth Fund	4
Equity Income Fund	5
Equity Index Fund	6
Growth Advantage Fund	7
Growth and Income Fund	8
Intrepid America Fund	9
Intrepid Growth Fund	10
Intrepid Mid Cap Fund	11
Intrepid Multi Cap Fund	12
Intrepid Value Fund	13
Large Cap Growth Fund	14
Large Cap Value Fund	15
Market Expansion Index Fund	16
Mid Cap Equity Fund	17
Mid Cap Growth Fund	18

Part I - 14

FUND NAME	FUND CODE
Mid Cap Value Fund	19
Multi-Cap Market Neutral Fund	20
Small Cap Core Fund	21
Small Cap Equity Fund	22
Small Cap Growth Fund	23
Small Cap Value Fund	24
U.S Dynamic Plus Fund	25
U.S. Equity Fund	26
U.S. Large Cap Core Plus Fund	27
U.S. Large Cap Value Plus Fund	28
U.S. Research Equity Plus Fund	29
U.S. Small Company Fund	30
Value Advantage Fund	31
Value Discovery Fund	32

Instrument	Fund Codes	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”):  Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

	2-5, 7-13, 17-19, 21-25, 29, 31-32	Mortgage-Related Securities

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.

	2-5, 7-14, 17-19, 21-25, 29, 31-32	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	3-5, 7-13, 17-19, 21-25, 29, 31-32	Auction Rate Securities

Bank Obligations:  Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.  Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

	1-32	Bank Obligations

Borrowings:  A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

	1-32	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	2-5, 7-13, 17-19, 21-25, 29, 31-32	Foreign Investments (including Foreign Currencies)

Call and Put Options:  A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. A Fund will sell only covered call and secured put options.

	1-19, 21-32	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-32	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	3, 29, 32	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	1-32	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-32	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-32	Convertible Securities

Part I - 15

Instrument	Fund Codes	Part II Section Reference
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-14, 17-19, 21-26, 29-32	Debt Instruments

Credit Default Swaps (“CDSs”):  A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

	2-5, 7-13, 17-18, 21-25, 29, 31-32	Swaps and Related Swap Products

Custodial Receipts:  A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

	3, 29, 32	Custodial Receipts

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	2-5, 7-13, 17-19, 21-25, 29, 31-32	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development.	1-5, 7-15, 17-19, 21-32	Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”):  Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

	1-32	Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions:  Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

	2-5, 7-13, 17-26, 29, 31-32	Foreign Investments (including Foreign Currencies)

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

	1-32	Foreign Investments (including Foreign Currencies)

High Yield/High Risk Securities/Junk Bonds:  Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s Adviser to be of comparable quality.

	2-5, 7-14, 17-19, 21-25, 29, 31-32	Debt Instruments

Inflation-Linked Debt Securities:  Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

	2-5, 7-13, 17-19, 21-25, 29, 31-32	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-5, 7-15, 17-32	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-32	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments:  Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

	2-5, 7-13, 17-19, 21-25, 29, 31-32	Inverse Floaters and Interest Rate Caps

Investment Company Securities:  Shares of other investment companies, including money market funds for which the Adviser and/or its affiliates serve as investment adviser or administrator.  The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

	1-32	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or governments, including governments in less developed countries.	2-5, 7-14, 17-19, 21-25, 29, 31-32	Loan Assignments and Participations
Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	1-32	Master Limited Partnerships

Part I - 16

Instrument	Fund Codes	Part II Section Reference
Mortgages (Directly Held): Debt instruments secured by real property.	3-5, 7-15, 17-27, 29, 31-32	Mortgage-Related Securities

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.

	1-5, 7-15, 17-19, 21-25, 29, 31-32	Mortgage-Related Securities

Mortgage Dollar Rolls:  A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

	2-5, 7-13, 17-19, 21-25, 29, 31-32	Mortgage-Related Securities

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single-family revenue bonds.

	2-5, 7-15, 17-19, 21-25, 29, 31-32	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-19, 21-32	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	2-5, 7-13, 17-19, 21-25, 29, 31-32	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions:  A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

	1-19, 21-32	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-32	Equity Securities, Warrants and Rights

Private Placements, Restricted Securities and Other Unregistered Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

	1-32	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-32	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-32	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-19, 21-27, 29-32	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings:  In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

	1-5, 7-15, 17-19, 21-32	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 ⅓% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1-2, 4-11, 13-19, 21-24, 26, 30	Securities Lending

Short Selling:  A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

	2, 4, 7-10, 12-13, 17, 19-22, 25, 27-29, 31-32	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	1-32	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government, or its agencies, authorities or political subdivisions.	2-5, 7-13, 17-19, 21-27, 29, 31-32	Foreign Investments (including Foreign Currencies)

Part I - 17

Instrument	Fund Codes	Part II Section Reference

Stripped Mortgage-Backed Securities:  Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.

	1-5, 7-13, 17-19, 21-27, 30-32	Mortgage-Related Securities

Structured Investments:  A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.

	3-5, 7-19, 21-25, 29, 31-32	Structured Investments

Swaps and Related Swap Products:  Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A  Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

	1-19, 21-32	Swaps and Related Swap Products

Synthetic Variable Rate Instruments:  Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

	3-5, 7-13, 17-19, 21-25, 29, 31-32	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest a portion of its total assets in cash and cash equivalents for temporary defensive purposes.	1-32	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

	1-32	Treasury Receipts

Trust Preferreds:  Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.

	1-2, 4-14, 17-19, 21-27, 29, 31-32	Trust Preferred Securities

U.S. Government Agency Securities:  Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.

	1-32	Mortgage-Related Securities

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry-Safekeeping (“CUBES”).

	1-32	U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.

	1-5, 7-15, 17-25, 29, 31-32	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-32	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities:  Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.

	2-5, 7-14, 17-19, 21-25, 29, 31-32	Debt Instruments

Part I - 18

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

Foreign Investments

Except as noted below, investments in all types of foreign securities will not exceed 20% of the total assets of the Funds (except for the Diversified Fund). Investments in foreign securities shall not exceed 10% of the net assets of the Market Expansion Index Fund.

Limitations on the Use of Futures

In addition, none of the JPMT II Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund’s total assets. The Multi-Cap Market Neutral Fund is not permitted to use futures contracts.

Limitations on the Use of Options

Each JPMT II Fund will limit the writing of put and call options to 25% of its net assets. These Funds may enter into over-the-counter option transactions provided there exists an active over-the-counter market for such options that will establish their pricing and liquidity. Broker-dealers with whom a Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

Index Investing by the Equity Index Fund and the Market Expansion Index Fund

Equity Index Fund.  The Equity Index Fund attempts to track the performance of the S&P 500 Index (the “Index”) to achieve a correlation between the performance of the Fund and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund’s net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund’s ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Fund, and S&P makes no representation or warranty, expressed or implied, on the advisability of investing in the Equity Index Fund or as to the ability of the Index to track general stock market performance. S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included in the Index. “S&P 500” is a service mark of S&P.

The weights of stocks in the Index are based on each stock’s relative total market value, i.e., market price per share times the number of Shares outstanding. Because of this weighting, approximately 50% of the Index is currently composed of the 50 largest companies in the Index, and the Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

The Adviser generally selects stocks for the Equity Index Fund in the order of their weights in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Fund’s assets to be invested in each stock is approximately the same as the percentage it represents in the Index. No attempt is made to manage the Equity Index Fund in the traditional sense using economic, financial and market analysis. The Equity Index Fund is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the Index, but such changes should be infrequent.

Market Expansion Index Fund.  The Market Expansion Index Fund invests in stocks of medium-sized and small U.S. companies that are included in the Standard & Poor’s SmallCap 600 Index and the Standard & Poor’s MidCap 400 Index (the “Indices”) and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined Indices. Because the Fund uses an enhanced index strategy, not all of the stocks in the Indices are included in the Fund and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the Indices. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined Indices in order to closely replicate the performance of the combined Indices. The Fund will attempt to achieve a correlation between the performance of its portfolio

Part I - 19

and that of the combined Indices of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund’s net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the combined Indices. The Fund’s ability to correlate its performance with the combined Indices, however, may be affected by, among other things, changes in securities markets, the manner in which the Indices are calculated by S&P and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select other indices if such a standard of comparison is deemed to be more representative of the performance of common stocks.

The Indices are determined, composed and calculated by S&P without regard to the Market Expansion Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Market Expansion Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Market Expansion Index Fund or as to the ability of the Indices to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein.

Limitations on Purchases of Securities.  In addition to restrictions imposed on the index funds under the 1940 Act, the Adviser may be restricted from purchasing securities for the Equity Index Fund or the Market Expansion Index Fund due to various regulatory requirements applicable to such securities. Such regulatory requirements (e.g., regulations applicable to banking entities, insurance companies and public utility holdings companies) may limit the amount of securities that may be owned by accounts over which the Adviser or its affiliates have discretionary authority or control. As a result, there may be times when the Adviser is unable to purchase securities that would otherwise be purchased to replicate the applicable index.

Use of When-Issued Securities and Forward Commitments

No JPMT II Fund intends to purchase “when issued” securities for speculative purposes but only for the purpose of acquiring portfolio securities.  Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets.  Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund’s total assets.  A Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

Investments in Other J.P. Morgan Funds by JPMorgan Diversified Fund

The following is the list of J.P. Morgan Funds that the Adviser is currently targeting for actual or potential investment by the JPMorgan Diversified Fund:

Highbridge Statistical Market Neutral Fund

JPMorgan Asia Equity Fund

JPMorgan Disciplined Equity Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Growth Advantage Fund

JPMorgan High Yield Fund

JPMorgan International Opportunities Fund

JPMorgan International Realty Fund

JPMorgan International Value Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Realty Income Fund

JPMorgan Small Cap Core Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Real Estate Fund

JPMorgan Value Advantage Fund

The Fund may invest in other J.P. Morgan Funds in the future.

Part I - 20

QUALITY DESCRIPTION

The JPMT II Funds may purchase commercial paper consisting of issues rated at the time of purchase in the top two rating categories by at least one a nationally recognized statistical rating organization (“NRSRO”) (such as A-2 or better by Standard & Poor’s Corporation (S&P), Prime-2 or better by Moody’s Investor Services Inc. (Moody’s), F-2 or better by Fitch Ratings (Fitch) or R-2 or better by Dominion Bond Rating Service (DBRS)) or if unrated, determined by the Adviser to be of comparable quality.

At the time a JPMT I Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody’s or S&P and the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P, or if no such ratings are available, the investment must be of comparable quality in the Adviser’s opinion. At the time a JPMT I Fund invests in any other short-term debt securities, they must be rated A or higher by Moody’s or S&P, or if unrated, the investment must be of comparable quality in the Adviser’s opinion.

DIVERSIFICATION

JPMT I, JPMT II, JPMMFIT and JPMFMGM are each a registered open-end investment company.  All of the Funds intend to meet the diversification requirement of the 1940 Act, except the following, which are non-diversified:

1.

the Dynamic Growth Fund and

2.

the Value Discovery Fund

For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund.  The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective.  A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year.  High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders.  Higher portfolio turnover also results in higher transaction costs.  To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.  For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Funds’ portfolio turnover rates for the last two fiscal years.

	Fiscal Year Ended June 30,
FUNDS	2009	2010
Disciplined Equity Fund	92%	169%(1)
Diversified Fund	165%	70%(2)
Dynamic Growth Fund	73%	39%
Dynamic Small Cap Growth Fund	83%	120%(3)
Equity Income Fund	54%	43%
Equity Index Fund	18%	8%
Growth Advantage Fund	119%	102%
Growth and Income Fund	52%	41%
Intrepid America Fund	125%	108%
Intrepid Growth Fund	121%	118%
Intrepid Mid Cap Fund	64%	65%
Intrepid Multi Cap Fund	105%	145%
Intrepid Value Fund	107%	113%
Large Cap Growth Fund	124%	61%(4)

Part I - 21

	Fiscal Year Ended June 30,
FUNDS	2009	2010
Large Cap Value Fund	108%	86%
Market Expansion Index Fund	70%	61%
Mid Cap Equity Fund	107%	56%(5)
Mid Cap Growth Fund	96%	82%
Mid Cap Value Fund	47%	34%
Multi-Cap Market Neutral Fund*	350%	348%
Small Cap Core Fund	42%	40%
Small Cap Equity Fund	45%	44%
Small Cap Growth Fund	83%	83%
Small Cap Value Fund	33%	50%
U.S. Dynamic Plus Fund*	678%	925%(6)
U.S. Equity Fund	101%	84%
U.S. Large Cap Core Plus Fund*	153%	150%
U.S. Large Cap Value Plus Fund*	161%	110%
U.S. Research Equity Plus Fund*	N/A**	80%
U.S. Small Company Fund	52%	56%
Value Advantage Fund	70%	45%
Value Discovery Fund	85%	60%

*       The portfolio turnover rate presented includes short sales.

**     The Fund commenced operations on 4/1/10.

(1)

The Fund’s higher portfolio turnover rate during the fiscal year ended 6/30/10 was the result of the addition of a third portfolio manager to the team who sought to capitalize on investment opportunities that he viewed as attractive. Increasing market volatility in the securities in which the Fund invests in the second quarter of 2010 for the types of securities in which the Fund invests also contributed to the Fund’s higher turnover.

(2)    The Fund’s lower portfolio turnover rate during the fiscal year ended 6/30/10 reflects what is expected to be the normal portfolio turnover rate after a transition in the bond portion of the portfolio.

(3)

The Fund’s higher portfolio turnover rate during the fiscal year ended 6/30/10 is attributed to a decision made by portfolio management to increase the number of holdings in the Fund to allow more flexibility in portfolio construction.

(4)

The Fund’s lower portfolio turnover rate during the fiscal year ended 6/30/10 reflects a return to a more expected turnover rate as market volatility for the types of securities in which the Fund invests decreased from higher levels experienced from mid 2008 through mid 2009.

(5)

The Fund’s lower portfolio turnover rate during the fiscal year ended 6/30/10 is due to a reduction in equity market volatility in the securities in which the Fund invests which led to less trading activity.

(6)

The Fund’s higher portfolio turnover rate during the fiscal year ended 6/30/10 is a result of higher than normal market volatility in the securities in which the Fund invests, as well as multiple changes in market leadership.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met 4 times during the fiscal year ended June 30, 2010. The Compliance Committee met 4 times during the fiscal year ended June 30, 2010.  The Governance Committee met 5 times during the fiscal year ended June 30, 2010.  The Investments Committee met 5 times during the fiscal year ended June 30, 2010.  For a more complete discussion, see the “Trustees” Section in Part II of this SAI.

Part I - 22

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Funds and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Funds that the Trustee oversees in the Family of Investment Companies as of December 31, 2009:

Name of Trustee	Ownership of Disciplined Equity Fund	Ownership of Diversified Fund	Ownership of Dynamic Growth Fund	Ownership of Dynamic Small Cap Growth Fund	Ownership of Equity Income Fund	Ownership of Equity Index Fund
Independent Trustees
William J. Armstrong	None	None	None	None	None	None
John F. Finn	None	None	None	None	None	None
Dr. Matthew Goldstein	None	None	None	None	None	None
Robert J Higgins	None	None	None	None	None	None
Peter C. Marshall	None	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None	None
William G. Morton, Jr.	None	None	None	None	None	None
Robert A. Oden, Jr.	None	None	None	None	None	$50,001-$100,000
Fergus Reid, III	None	None	None	None	None	None
Frederick W. Ruebeck	None	None	None	None	None	None
James J. Schonbachler	None	None	None	None	None	$10,001-$50,000
Interested Trustees
Frankie D. Hughes	None	None	None	None	None	None
Leonard M. Spalding, Jr.	None	None	None	None	None	None

Name of Trustee	Ownership of Growth Advantage Fund	Ownership of Growth and Income Fund	Ownership of Intrepid America Fund	Ownership of Intrepid Growth Fund	Ownership of Intrepid Mid Cap Fund	Ownership of Intrepid Multi Cap Fund
Independent Trustees
William J. Armstrong	None	None	None	None	None	None
John F. Finn	None	None	None	Over $100,000	None	None
Dr. Matthew Goldstein	None	None	$10,001-$50,000	$50,001-$100,000	None	None
Robert J. Higgins	None	None	Over $100,000	None	None	None
Peter C. Marshall	None	None	None	None	None	None
Marilyn McCoy	None	None	Over $100,000	None	Over $100,000	None
William G. Morton, Jr.	None	None	None	$50,001-$100,000	None	None
Robert A. Oden, Jr.	None	None	None	None	None	None
Fergus Reid, III	None	$1-$10,000	None	None	None	None
Frederick W. Ruebeck	None	None	None	None	None	None
James J. Schonbachler	None	None	None	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None	None	None	None
Leonard M. Spalding, Jr.	None	None	None	$50,001-$100,000	None	None

Part I - 23

Name of Trustee	Ownership of Intrepid Value Fund	Ownership of Large Cap Growth Fund	Ownership of Large Cap Value Fund	Ownership of Market Expansion Index Fund	Ownership of Mid Cap Equity Fund	Ownership of Mid Cap Growth Fund
Independent Trustees
William J. Armstrong	None	None	None	None	None	None
John F. Finn	Over $100,000	None	None	None	None	None
Dr. Matthew Goldstein	$10,001 - $50,000	None	None	None	None	None
Robert J. Higgins	None	None	None	None	None	None
Peter C. Marshall	None	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None	None
William G. Morton, Jr.	None	None	None	None	None	None
Robert A. Oden, Jr.	None	$50,001-$100,000	None	None	None	None
Fergus Reid, III	None	None	None	None	None	None
Frederick W. Ruebeck	None	None	None	None	None	None
James J. Schonbachler	None	None	None	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None	None	None	None
Leonard M. Spalding, Jr.	$1-$10,000	None	None	None	None	$50,001-$100,000

Name of Trustee	Ownership of Mid Cap Value Fund	Ownership of Multi-Cap Market Neutral Fund	Ownership of Small Cap Core Fund	Ownership of Small Cap Equity Fund	Ownership of Small Cap Growth Fund	Ownership of Small Cap Value Fund
Independent Trustees
William J. Armstrong	None	None	None	None	None	None
John F. Finn	None	None	None	None	None	None
Dr. Matthew Goldstein	$50,001-$100,000	$10,001-$50,000	None	$10,001-$50,000	None	None
Robert J Higgins	$50,001-100,000	None	None	None	None	None
Peter C. Marshall	None	None	None	None	None	None
Marilyn McCoy	Over $100,000	None	None	None	Over $100,000	Over $100,000
William G. Morton, Jr.	None	None	None	None	None	None
Robert A. Oden, Jr.	None	None	None	None	None	None
Fergus Reid, III	None	None	None	None	None	None
Frederick W. Ruebeck	None	None	None	None	None	None
James J. Schonbachler	None	None	None	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None	None	None	None
Leonard M. Spalding, Jr.	$50,001-100,000	None	None	$50,001-$100,000	None	None

Part I - 24

Name of Trustee	Ownership of U.S. Dynamic Plus Fund	Ownership of U.S. Equity Fund	Ownership of U.S. Large Cap Core Plus Fund	Ownership of U.S. Large Cap Value Plus Fund	Ownership of U.S. Research Equity Plus Fund(3)	Ownership of U.S. Small Company Fund
Independent Trustees
William J. Armstrong	None	None	$10,001-$50,000	None	None	None
John F. Finn	None	None	Over $100,000	None	None	None
Dr. Matthew Goldstein	None	None	None	None	None	None
Robert J. Higgins	None	$50,001-$100,000	$50,001-$100,000	None	None	None
Peter C. Marshall	None	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None	None
William G. Morton, Jr.	None	None	$50,001-$100,000	None	None	None
Robert A. Oden, Jr.	None	None	None	None	None	None
Fergus Reid, III	None	None	None	None	None	None
Frederick W. Ruebeck	None	None	None	None	None	None
James J. Schonbachler	None	None	None	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None	None	None	None
Leonard M. Spalding, Jr.	None	None	None	None	None	None

Name of Trustee	Ownership of Value Advantage Fund	Ownership of Value Discovery Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	None	None	Over $100,000
John F. Finn	None	None	Over $100,000
Dr. Matthew Goldstein	None	None	Over $100,000
Robert J. Higgins	None	None	Over $100,000
Peter C. Marshall	None	None	Over $100,000
Marilyn McCoy	None	None	Over $100,000
William G. Morton, Jr.	None	None	Over $100,000
Robert A. Oden, Jr.	None	None	Over $100,000
Fergus Reid, III	None	None	Over $100,000
Frederick W. Ruebeck	None	None	Over $100,000
James J. Schonbachler	None	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	None	Over $100,000
Leonard M. Spalding, Jr.	$50,001-$100,000	None	Over $100,000

(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (141 Funds).

(2)

For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009 through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

(3)

U.S. Research Equity Plus Fund had not commenced operations as of 12/31/09.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Advisers or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Advisers or JPMDS.

Part I - 25

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee.  In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000.  The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen.  Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively.  The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex.  The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

	Independent Trustees
FUNDS	William J. Armstrong	John F. Finn	Dr. Matthew Goldstein	Robert J. Higgins	Peter C. Marshall	Marilyn McCoy
Disciplined Equity Fund	$103	$86	$109	$109	$112	$103
Diversified Fund	184	154	196	196	200	184
Dynamic Growth Fund	1	1	1	1	1	1
Dynamic Small Cap Growth Fund	80	67	85	85	87	80
Equity Income Fund	86	71	93	93	93	86
Equity Index Fund	843	703	873	873	913	843
Growth Advantage Fund	278	232	275	275	302	278
Growth and Income Fund	158	132	172	172	171	158
Intrepid America Fund	1,025	854	1,156	1,156	1,110	1,025
Intrepid Growth Fund	422	352	526	526	457	422
Intrepid Mid Cap Fund	216	180	242	242	234	216
Intrepid Multi Cap Fund	6	5	7	7	7	6
Intrepid Value Fund	140	117	151	151	152	140
Large Cap Growth Fund	310	258	334	334	335	310
Large Cap Value Fund	223	186	239	239	242	223
Market Expansion Index Fund	316	263	327	327	342	316
Mid Cap Equity Fund	108	90	109	109	117	108
Mid Cap Growth Fund	450	375	480	480	488	450
Mid Cap Value Fund	2,349	1,958	2,517	2,517	2,545	2,349
Multi-Cap Market Neutral Fund	416	347	447	447	451	416
Small Cap Core Fund	203	170	224	224	220	203
Small Cap Equity Fund	625	521	635	635	677	625
Small Cap Growth Fund	173	144	188	188	188	173
Small Cap Value Fund	221	184	243	243	239	221
U.S. Dynamic Plus Fund	41	34	42	42	45	41
U.S. Equity Fund	864	720	860	860	936	864
U.S. Large Cap Core Plus Fund	2,048	1,707	2,038	2,038	2,219	2,048
U.S. Large Cap Value Plus Fund	24	20	23	23	26	24
U.S. Research Equity Plus Fund^^^^	N/A	N/A	N/A	N/A	N/A	N/A
U.S. Small Company Fund	19	15	20	20	20	19
Value Advantage Fund	186	155	194	194	201	186
Value Discovery Fund	1	1	1	1	1	1
Pension or Retirement Benefits as Accrued as Part of Fund Expenses	N/A	N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A	N/A
Total Compensation Paid from “Fund Complex” (1)	$264,000	$0^	$253,000	$0^^	$286,000	$264,000

Part I - 26

	Independent Trustees					Interested Trustees
FUNDS	William G. Morton, Jr.	Robert A. Oden, Jr.	Fergus Reid, III	Frederick W. Ruebeck	James J. Schonbachler	Frankie D. Hughes	Leonard M. Spalding, Jr.
Disciplined Equity Fund	$86	$86	$179	$109	$86	$86	$103
Diversified Fund	154	154	324	196	154	154	184
Dynamic Growth Fund	1	1	2	1	1	1	1
Dynamic Small Cap Growth Fund	67	67	140	85	67	67	80
Equity Income Fund	71	71	154	93	71	71	86
Equity Index Fund	703	703	1,442	873	703	703	843
Growth Advantage Fund	232	232	455	275	232	232	278
Growth and Income Fund	132	132	284	172	132	132	158
Intrepid America Fund	854	854	1,910	1,156	854	854	1,025
Intrepid Growth Fund	352	352	868	526	352	352	422
Intrepid Mid Cap Fund	180	180	400	242	180	180	216
Intrepid Multi Cap Fund	5	5	12	7	5	5	6
Intrepid Value Fund	117	117	249	151	117	117	140
Large Cap Growth Fund	258	258	552	334	258	258	310
Large Cap Value Fund	186	186	396	239	186	186	223
Market Expansion Index Fund	263	263	540	327	263	263	316
Mid Cap Equity Fund	90	90	181	109	90	90	108
Mid Cap Growth Fund	375	375	793	480	375	375	450
Mid Cap Value Fund	1,958	1,958	4,158	2,517	1,958	1,958	2,349
Multi-Cap Market Neutral Fund	347	347	739	447	347	347	416
Small Cap Core Fund	170	170	369	224	170	170	203
Small Cap Equity Fund	521	521	1,049	635	521	521	625
Small Cap Growth Fund	144	144	310	188	144	144	173
Small Cap Value Fund	184	184	401	243	184	184	221
U.S. Dynamic Plus Fund	34	34	69	42	34	34	41
U.S. Equity Fund	720	720	1,421	860	720	720	864
U.S. Large Cap Core Plus Fund	1,707	1,707	3,367	2,038	1,707	1,707	2,048
U.S. Large Cap Value Plus Fund	20	20	38	23	20	20	24
U.S. Research Equity Plus Fund^^^^	N/A	N/A	N/A	N/A	N/A	N/A	N/A
U.S. Small Company Fund	15	15	33	20	15	15	19
Value Advantage Fund	155	155	320	194	155	155	186
Value Discovery Fund	1	1	2	1	1	1	1
Pension or Retirement Benefits as Accrued as Part of Fund Expenses	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Total Compensation Paid from “Fund Complex”(1)	$220,000	$154,000^^^	$418,000	$253,000	$220,000	$220,000	$264,000

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (141 Funds).

^

Does not include $220,000 of Deferred Compensation.

^^

Does not include $253,000 of Deferred Compensation.

^^^

Does not include $66,000 of Deferred Compensation.

^^^^

U.S. Research Equity Plus Fund commenced operations as of 4/1/10.. Therefore, the Trustees received no compensation from the Fund as of 12/31/09.

Part I - 27

INVESTMENT ADVISER

Investment Advisory Fees

During the fiscal years ended June 30, 2008, 2009 and 2010, the JPMT II Funds paid the following investment advisory fees and waived investment advisory fees as follows (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands) Up until January 1, 2010, these fees were paid to JPMIA; beginning January 1, 2010, the fees were paid to JPMIM.

ADVISORY FEES

(in 000’s)

	Fiscal Year Ended June 30,
	2008		2009		2010*
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Equity Income Fund	$ 1,105	$ -	$ 569	$ (25)	$ 691	$ (5)
Equity Index Fund	1,001	(4,003)	385	(3,394)	723	(3,471)
Intrepid Mid Cap Fund	5,426	-	2,195	(521)	2,643	(13)
Large Cap Growth Fund	4,981	-	2,593	(392)	2,819	(119)
Large Cap Value Fund	2,794	-	1,660	-	1,853	(8)
Market Expansion Index Fund	1,647	-	1,192	-	2,059	(29)
Mid Cap Growth Fund	7,967	-	3,517	(588)	8,858	(41)
Multi-Cap Market Neutral Fund	17,193	(2,287)	9,024	(1,246)	6,895	(949)
Small Cap Growth Fund	3,501	(19)	1,596	(444)	2,505	(143)
Small Cap Value Fund	4,971	(27)	2,232	(577)	2,362	(484)

* Effective 1/1/10, the investment advisory business of JPMIA was transferred to JPMIM, and JPMIM became the investment adviser for the Funds.

The table below sets forth the investment advisory fees paid by the following Funds to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Disciplined Equity Fund	$ 586	$ (68)	$ 378	$ (48)	$ 466	($109)
Diversified Fund	2,147	(805)	1,089	(817)	703	(1,333)
Dynamic Growth Fund[1]	-	(10)	-	(12)	-	(14)
Dynamic Small Cap Growth Fund	751	(683)	245	(689)	900	(308)
Growth Advantage Fund	1,697	(37)	2,489	(196)	5,053	(25)
Growth and Income Fund	2,119	-	1,220	-	1,195	(6)
Intrepid America Fund	30,549	-	14,358	-	10,907	(46)
Intrepid Growth Fund	15,617	-	7,230	(229)	4,164	(18)
Intrepid Multi Cap Fund	143	(66)	10	(77)	-	(76)
Intrepid Value Fund	2,572	(247)	1,254	(417)	1,292	(569)
Mid Cap Equity Fund	1,456	-	1,076	(48)	2,245	(21)
Mid Cap Value Fund	38,178	(8,598)	22,353	(5,049)	28,382	(5,008)
Small Cap Core Fund	4,912	(20)	2,508	(50)	2,821	(142)
Small Cap Equity Fund	7,129	(1,368)	5,077	(1,328)	9,313	(1,405)
U.S. Dynamic Plus Fund	648	(159)	560	(124)	1,361	(463)
U.S. Equity Fund	6,051	-	5,446	-	8,573	(67)
U.S. Large Cap Core Plus Fund	17,570	(8,309)	22,284	(9,014)	42,668	(8,951)
U.S. Large Cap Value Plus Fund[1]	-	(19)	53	(71)	906	(701)
U.S. Research Equity Plus Fund[2]	N/A	N/A	N/A	N/A	-	(23)

Part I - 28

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
U.S. Small Company Fund	283	(149)	96	(119)	78	(143)
Value Advantage Fund	2,511	(531)	1,465	(557)	2,597	(283)
Value Discovery Fund[3]	-	(13)	-	(12)	-	(15)
1 The Fund commenced operations on 11/30/07.
2 The Fund commenced operations on 4/1/10.
3 The Fund commenced operations on 9/28/07.

For a more complete discussion, see the “Investment Advisers” section in Part II of this SAI

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2010:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Disciplined Equity Fund
Terance Chen	3	1,223,218	1	91,400	3	253,239
Raffaele Zingone	1	115,046	2	318,936	7	2,691,832
Scott Blasdell	2	133,449	3	622,434	1	191,173
Diversified Fund
Patrik Jakobson	11	2,205,735	2	550,800	14	2,615,095
Michael Fredericks	2	336,440	0	0	2	101,305
Michael Schoenhaut	11	2,205,735	3	253,635	0	0
Christopher Blum	18		3		6
Thomas Luddy	8	8,074,038	5	1,239,705	51	4,340,508
Scott Grimshaw	4	2,414,569	0	0	30	3,192,054
Jeroen Huysinga	5	835,817	4	2,924,821	9	1,316,434
Dynamic Growth Fund
Christopher Jones	11	5,620,876	1	143,281	2	28,443
Greg Luttrell	0	0	2	105,516	0	0
Dynamic Small Cap Growth Fund
Eytan Shapiro	2	466,948	4	142,473	2	152,367
Christopher Jones	11	5,450,999	1	143,281	2	28,443
Equity Income Fund
Jonathan Simon	10	7,350,769	6	1,325,891	29	1,822,935
Clare Hart	3	2,861,840	2	259,847	3	119,040
Equity Index Fund
Bala Iyer	9	8,593,792	4	801,911	12	951,063
Michael Loeffler	8	8,017,807	2	660,927	11	868,071
Growth Advantage Fund
Christopher Jones	11	4,820,081	1	143,281	2	28,443
Timothy Parton	6	1,925,661	1	261,554	4	134,840
Growth and Income Fund
Jonathan Simon	10	7,255,722	6	1,325,891	29	1,822,935
Clare Hart	3	2,766,793	2	259,847	3	119,040
Intrepid America Fund

Part I - 29

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Christopher Blum	17	3,280,168	3	334,735	6	224,457
Jason Alonzo	6	933,992	8	1,427,499	7	344,123
Intrepid Growth Fund
Christopher Blum	17	4,157,571	3	334,735	6	224,457
Jason Alonzo	6	1,811,395	8	1,427,499	7	344,123
Intrepid Mid Cap Fund
Christopher Blum	17	4,346,249	3	334,735	6	224,457
Dennis Ruhl	12	1,894,780	3	334,735	6	224,457
Intrepid Multi Cap Fund
Christopher Blum	17	4,692,110	3	334,735	6	224,457
Jason Alonzo	6	2,345,934	8	1,427,499	7	344,123
Intrepid Value Fund
Christopher Blum	17	4,434,057	3	334,735	6	224,457
Jason Alonzo	6	2,087,881	8	1,427,499	7	344,123
Large Cap Growth Fund
Giri Devulapally	0	0	0	0	0	0
Christopher Jones	11	5,109,348	1	143,281	2	28,443
Large Cap Value Fund
Alan Gutmann	4	1,153,356	2	200,305	2	38,759
Kelly Miller	3	1,153,356	2	200,305	2	38,759
Market Expansion Index Fund
Bala Iyer	9	9,296,991	4	801,911	12	951,063
Michael Loeffler	8	8,721,006	2	660,927	11	868,071
Mid Cap Equity Fund
Jonathan Simon	10	7,305,357	6	1,325,891	29	1,822,935
Christopher Jones	11	5,386,285	1	143,281	2	28,443
Timothy Parton	6	2,491,865	1	261,554	4	134,840
Mid Cap Growth Fund
Christopher Jones	11	4,331,740	1	143,281	2	28,443
Timothy Parton	6	1,437,320	1	261,554	4	134,840
Mid Cap Value Fund
Jonathan Simon	10	2,419,708	6	1,325,891	29	1,822,935
Lawrence Playford	7	1,933,267	2	290,007	26	1,703,895
Gloria Fu	7	1,933,267	2	290,007	26	1,703,895
Multi-Cap Market Neutral Fund
Bala Iyer	9	9,572,139	4	801,911	12	951,063
Small Cap Core Fund
Christopher Blum	17	4,211,985	3	334,735	6	224,457
Dennis Ruhl	12	1,760,516	3	337,735	6	224,457
Phillip Hart	0	0	0	0	0	0
Small Cap Equity Fund
Glenn Gawronski	1	155,430	3	252,130	1	24,996
Don San Jose	0	0	0	0	0	0
Small Cap Growth Fund
Eytan Shapiro	2	220,995	4	142,473	2	152,367
Christopher Jones	11	5,205,046	1	143,281	2	28,443
Small Cap Value Fund

Part I - 30

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Christopher Blum	17	4,275,030	3	334,735	6	224,457
Dennis Ruhl	12	1,823,560	3	334,735	6	224,457
Phillip Hart	0	0	0	0	0	0
U.S Dynamic Plus Fund
Christopher Blum	17	4,498,696	3	334,735	6	224,457
Michael Rosen	0	0	4	1,059,027	0	0
U.S. Equity Fund
Thomas Luddy	8	6,561,216	5	1,239,705	51	4,340,508
Susan Bao	5	1,618,111	2	821,729	18	4,255,838
Helge Skibeli	1	23,295	2	681,287	7	506,865
Giri Devulapally	1	513,886	0	0	0	0
Alan Gutman	4	1,603,098	2	200,305	2	38,759
U.S. Large Cap Core Plus Fund
Thomas Luddy	8	2,884,555	5	1,239,705	51	4,340,508
Susan Bao	6	1,676,601	2	821,729	18	4,255,838
U.S. Large Cap Value Plus Fund
Alan Gutmann	4	1,376,387	2	200,305	2	38,759
Kelly Miller	3	1,376,387	2	200,305	2	38,759
U.S. Research Equity Plus Fund
Terance Chen	3	1,449,081	1	91,400	3	253,239
U.S. Small Company Fund
Christopher Blum	17	4,666,727	3	334,735	6	224,457
Dennis Ruhl	12	2,215,257	3	334,735	6	224,457
Phillip Hart	0	0	0	0	0	0
Value Advantage Fund
Jonathan Simon	10	7,047,775	6	1,325,891	29	1,822,935
Lawrence Playford	7	6,561,334	2	290,007	26	1,703,895
Gloria Fu	7	6,561,334	2	290,007	26	1,703,895
Value Discovery Fund
Brian Green	0	0	1	367,545	5	26,088

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2009.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Disciplined Equity Fund
Terance Chen	0	0	0	0	2	386,499
Raffaele Zingone	0	0	0	0	2	4,181,631
Scott Blasdell	0	0	0	0	4	2,715,619
Diversified Fund
Patrik Jakobson	0	0	0	0	3	1,703,940
Michael Fredericks	0	0	0	0	0	0

Part I - 31

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Michael Schoenhaut	0	0	0	0	0	0
Christopher Blum	0	0	0	0	0	0
Thomas Luddy	0	0	3	5,436,357	2	844,217
Scott Grimshaw	0	0	0	0	0	0
Jeroen Huysinga	0	0	0	0	4	159,310
Dynamic Growth Fund
Christopher Jones	0	0	1	72,119	0	0
Greg Luttrell	0	0	0	0	0	0
Dynamic Small Cap Growth Fund
Eytan Shapiro	0	0	0	0	0	0
Christopher Jones	0	0	1	72,119	0	0
Equity Income Fund
Jonathan Simon	0	0	0	0	0	0
Clare Hart	0	0	0	0	0	0
Equity Index Fund
Bala Iyer	0	0	2	413,382	0	0
Michael Loeffler	0	0	1	403,606	0	0
Growth Advantage Fund
Christopher Jones	0	0	1	72,119	0	0
Timothy Parton	0	0	0	0	0	0
Growth and Income Fund
Jonathan Simon	0	0	0	0	0	0
Clare Hart	0	0	0	0	0	0
Intrepid America Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Intrepid Growth Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Intrepid Mid Cap Fund
Christopher Blum	0	0	0	0	0	0
Dennis Ruhl	0	0	0	0	0	0
Intrepid Multi Cap Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Intrepid Value Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Large Cap Growth Fund
Giri Devulapally	0	0	0	0	0	0
Christopher Jones	0	0	1	72,119	0	0
Large Cap Value Fund
Alan Gutmann	0	0	0	0	0	0
Kelly Miller	0	0	0	0	0	0
Market Expansion Index Fund

Part I - 32

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Bala Iyer	0	0	2	413,382	0	0
Michael Loeffler	0	0	1	403,606	0	0
Mid Cap Equity Fund
Jonathan Simon	0	0	0	0	0	0
Christopher Jones	0	0	1	72,119	0	0
Timothy Parton	0	0	0	0	0	0
Mid Cap Growth Fund
Christopher Jones	0	0	1	72,119	0	0
Timothy Parton	0	0	0	0	0	0
Mid Cap Value Fund
Jonathan Simon	0	0	0	0	0	0
Lawrence Playford	0	0	0	0	0	0
Gloria Fu	0	0	0	0	0	0
Multi-Cap Market Neutral Fund
Bala Iyer	0	0	2	413,382	0	0
Small Cap Core Fund
Christopher Blum	0	0	0	0	0	0
Dennis Ruhl	0	0	0	0	0	0
Phil lip Hart	0	0	0	0	0	0
Small Cap Equity Fund
Glenn Gawronski	0	0	0	0	0	0
Don San Jose	0	0	0	0	0	0
Small Cap Growth Fund
Eytan Shapiro	0	0	0	0	0	0
Christopher Jones	0	0	1	72,119	0	0
Small Cap Value Fund
Christopher Blum	0	0	0	0	0	0
Dennis Ruhl	0	0	0	0	0	0
Phillip Hart	0	0	0	0	0	0
U.S. Dynamic Plus Fund
Christopher Blum	0	0	0	0	0	0
Michael Rosen	0	0	0	0	0	0
U.S. Equity Fund
Thomas Luddy	0	0	3	5,436,357	2	844,217
Susan Bao	1	5,253,753	2	4,733,960	1	585,070
Helge Skibeli	0	0	0	0	2	289,322
Giri Devulapally	0	0	0	0	0	0
Alan Gutman	0	0	0	0	0	0
U.S. Large Cap Core Plus Fund
Thomas Luddy	0	0	3	5,436,357	2	844,217
Susan Bao	1	5,253,753	2	4,733,960	1	585,070
U.S. Large Cap Value Plus Fund
Alan Gutmann	0	0	0	0	0	0
Kelly Miller	0	0	0	0	0	0
U.S. Research Equity Plus Fund

Part I - 33

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Terance Chen	0	0	0	0	2	386,499
U.S. Small Company Fund
Christopher Blum	0	0	0	0	0	0
Dennis Ruhl	0	0	0	0	0	0
Phillip Hart	0	0	0	0	0	0
Value Advantage Fund
Jonathan Simon	0	0	0	0	0	0
Lawrence Playford	0	0	0	0	0	0
Gloria Fu	0	0	0	0	0	0
Value Discovery Fund
Brian Green	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2010.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001 - $1,000,000	over $1,000,000
Disciplined Equity Fund
Terance Chen	X
Raffaele Zingone					X
Scott Blasdell	X
Diversified Fund
Patrik Jakobson			X
Michael Fredericks	X
Michael Schoenhaut			X
Christopher Blum	X
Thomas Luddy	X
Scott Grimshaw	X
Jeroen Huysinga	X
Dynamic Growth Fund
Christopher Jones	X
Greg Luttrell	X
Dynamic Small Cap Growth Fund
Eytan Shapiro			X
Christopher Jones			X
Equity Income Fund
Jonathan Simon					X
Clare Hart			X
Equity Index Fund
Bala Iyer						X
Michael Loeffler		X
Growth Advantage Fund
Timothy Parton					X
Christopher Jones						X
Growth and Income Fund

Part I - 34

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001 - $1,000,000	over $1,000,000
Jonathan Simon	X
Clare Hart		X
Intrepid America Fund
Christopher Blum			X
Jason Alonzo	X
Intrepid Growth Fund
Christopher Blum	X
Jason Alonzo	X
Intrepid Mid Cap Fund
Christopher Blum				X
Dennis S. Ruhl	X
Intrepid Multi Cap Fund
Christopher Blum	X
Jason Alonzo	X
Intrepid Value Fund
Christopher Blum			X
Jason Alonzo	X
Large Cap Growth Fund
Giri Devulapally						X
Christopher Jones					X
Large Cap Value Fund
Alan Gutmann	X
Kelly Miller	X
Market Expansion Index Fund
Bala Iyer			X
Michael Loeffler		X
Mid Cap Equity Fund
Jonathan Simon	X
Christopher Jones				X
Timothy Parton				X
Mid Cap Growth Fund
Christopher Jones					X
Timothy Parton					X
Mid Cap Value Fund
Jonathan Simon							X
Larry Playford					X
Gloria Fu			X
Multi-Cap Market Neutral Fund
Bala Iyer					X
Small Cap Core Fund
Christopher Blum		X
Dennis Ruhl			X
Phillip Hart		X
Small Cap Equity Fund
Glenn Gawronski						X
Don San Jose					X
Small Cap Growth Fund
Eytan Shapiro					X
Christopher Jones			X

Part I - 35

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001 - $1,000,000	over $1,000,000
Small Cap Value Fund
Christopher Blum			X
Dennis Ruhl			X
Phillip Hart		X
U.S. Dynamic Plus Fund
Christopher Blum	X
Michael Rosen					X
U.S. Equity Fund
Thomas Luddy					X
Susan Bao			X
Helge Skibeli					X
Giri Devulapally	X
Alan Gutman	X
U.S. Large Cap Core Plus Fund
Thomas Luddy							X
Susan Bao			X
U.S. Large Cap Value Plus Fund
Alan Gutmann					X
Kelly Miller					X
U.S. Research Equity Plus Fund
Terance Chen			X
U.S. Small Company Fund
Christopher Blum				X
Dennis Ruhl			X
Phillip Hart		X
Value Advantage Fund
Jonathan Simon							X
Lawrence Playford			X
Gloria Fu			X
Value Discovery Fund
Brian Green	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The tables below set forth the administration and administrative services fees paid or accrued by the Funds to JPMorgan Funds Management Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	06/30/2008		06/30/2009		06/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Disciplined Equity Fund	$ 141	$ (120)	$ 12	$ (170)	$103	$ (117)
Diversified Fund	420	(115)	200	(174)	352	-
Dynamic Growth Fund[1]	-	(2)	-	(2)	-	(2)
Dynamic Small Cap Growth Fund	154	(66)	54	(99)	122	(55)
Equity Income Fund	272	(3)	123	(36)	166	-
Equity Index Fund	711	(1,285)	186	(1,431)	669	(933)

Part I - 36

Growth Advantage Fund	265	(4)	441	-	744	-
Growth and Income Fund	528	-	310	(15)	287	-
Intrepid America Fund	3,773	(901)	1,936	(414)	1,599	(13)
Intrepid Growth Fund	1,665	(732)	818	(395)	341	(275)
Intrepid Mid Cap Fund	512	(319)	139	(306)	385	(6)
Intrepid Multi Cap Fund	16	(16)	2	(12)	-	(11)
Intrepid Value Fund	183	(249)	54	(221)	35	(239)
Large Cap Growth Fund	976	(17)	455	(181)	475	(87)
Large Cap Value Fund	691	(5)	443	-	444	-
Market Expansion Index Fund	657	-	476	(33)	796	-
Mid Cap Equity Fund	194	(29)	104	(81)	252	(78)
Mid Cap Growth Fund	1,185	(35)	251	(421)	957	(350)
Mid Cap Value Fund	4,092	(3,074)	2,228	(2,271)	2,152	(2,749)
Multi-Cap Market Neutral Fund	1,199	(350)	483	(395)	302	(299)
Small Cap Core Fund	640	(114)	268	(151)	391	(43)
Small Cap Equity Fund	636	(666)	985	(69)	1,565	(5)
Small Cap Growth Fund	378	(161)	86	(248)	162	(226)
Small Cap Value Fund	434	(332)	231	(229)	360	(58)
U.S. Dynamic Plus Fund	54	(10)	32	(27)	75	(63)
U.S. Equity Fund	1,459	(50)	938	(522)	2,019	(36)
U.S. Large Cap Core Plus Fund	2,242	(355)	2,021	(1,331)	2,426	(2,435)
U.S. Large Cap Value Plus Fund[1]	-	(2)	2	(11)	83	(69)
U.S. Research Equity Plus Fund[2]	N/A	N/A	N/A	N/A	-	(2)
U.S. Small Company Fund	39	(33)	28	(10)	30	(5)
Value Advantage Fund	194	(272)	104	(228)	94	(328)
Value Discovery Fund[3]	-	(2)	-	(2)	-	(2)
1 The Fund commenced operations on 11/30/07
2 The Fund commenced operations on 4/1/10. 3 The Fund commenced operations on 9/28/07.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended June 30, 2010.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Disciplined Equity Fund	$1,135	$ -	$ -	$3,356
Diversified Fund	8,780	7,141	643	423,441
Dynamic Growth Fund	-	-	-	783
Dynamic Small Cap Growth Fund	3,892	2,335	547	594,710
Equity Income Fund	23,488	12,877	129	292,043
Equity Index Fund	38,938	48,250	559	1,943,932
Growth Advantage Fund	33,608	7,578	195	370,130
Growth and Income Fund	15,219	7,202	4,039	789,842
Intrepid America Fund	6,000	821	-	242,741
Intrepid Growth Fund	8,519	1,354	10	298,730
Intrepid Mid Cap Fund	74,530	25,715	1,413	581,028
Intrepid Multi Cap Fund	3,041	494	-	39,924
Intrepid Value Fund	9,502	2,600	57	505,281
Large Cap Growth Fund	18,187	24,507	400	709,948
Large Cap Value Fund	9,418	5,033	380	109,478

Part I - 37

Market Expansion Index Fund	12,783	7,969	193	295,686
Mid Cap Equity Fund	554	-	200	834
Mid Cap Growth Fund	16,225	30,483	6,340	1,928,081
Mid Cap Value Fund	42,120	160,020	748	7,920,109
Multi-Cap Market Neutral Fund	4,074	36,239	-	673,810
Small Cap Core Fund	-	-	-	-
Small Cap Equity Fund	6,057	20,021	105	1,643,019
Small Cap Growth Fund	31,405	11,766	1,583	542,714
Small Cap Value Fund	71,702	12,513	1,230	625,881
U.S. Dynamic Plus Fund	1,042	260	-	61,796
U.S. Equity Fund	149,209	12,244	572	630,633
U.S. Large Cap Core Plus Fund	172,985	41,212	2,373	1,562,405
U.S. Large Cap Value Plus Fund	1,456	-	200	8,081
U.S. Research Equity Plus Fund[1]	-	-	-	171
U.S. Small Company Fund	880	264	-	3,359
Value Advantage Fund	27,410	11,059	70	1,219,852
Value Discovery Fund	-	-	-	747
* Fees paid by the Fund pursuant to Rule 12b-1are provided in the “Distribution Fees” section below.
1 The Fund commenced operations on 4/1/10.

The following table sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal periods indicated:

Fund	Fiscal Year Ended 6/30/2008	Fiscal Year Ended 6/30/2009	Fiscal Year Ended 6/30/2010
Disciplined Equity Fund	$ 1,272	$ 242	$1,135
Diversified Fund	6,536	2,977	8,780
Dynamic Growth Fund[1]	-	-	-
Dynamic Small Cap Growth Fund	3,191	708	3,892
Equity Income Fund	15,232	4,485	23,488
Equity Index Fund	157,127	39,443	38,938
Growth Advantage Fund	39,746	9,525	33,608
Growth and Income Fund	16,397	4,075	15,219
Intrepid America Fund	63,224	8,644	6,000
Intrepid Growth Fund	38,144	4,379	8,519
Intrepid Mid Cap Fund	118,913	27,373	74,530
Intrepid Multi Cap Fund	8,616	1,211	3,041
Intrepid Value Fund	34,846	12,646	9,502
Large Cap Growth Fund	24,552	7,246	18,187
Large Cap Value Fund	7,166	3,281	9,418
Market Expansion Index Fund	8,094	4,628	12,783
Mid Cap Equity Fund	-	-	554
Mid Cap Growth Fund	18,032	4,060	16,225
Mid Cap Value Fund	12,655	7,050	42,120
Multi-Cap Market Neutral Fund	4,905	3,945	4,074
Small Cap Core Fund	-	-	-
Small Cap Equity Fund	12,139	2,198	6,057
Small Cap Growth Fund	21,941	6,053	31,405
Small Cap Value Fund	75,229	24,407	71,702
U.S. Dynamic Plus Fund	831	155	1,042
U.S. Equity Fund	10,087	31,913	149,209
U.S. Large Cap Core Plus Fund	70,247	15,619	172,985

Part I - 38

U.S. Large Cap Value Plus Fund[1]	68	137	1,456
U.S. Research Equity Plus Fund[2]	N/A	N/A	-
U.S Small Company Fund	-	-	880
Value Advantage Fund	50,406	7,343	27,410
Value Discovery Fund[3]	-	-	-
1 The Fund commenced operations on 11/30/07.
2 The Fund commenced operations on 4/1/10.
3 The Fund commenced operations on 9/28/07.

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended June 30, 2010 was $792,163.

For more information on JPMDS, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The tables below set forth the Rule 12b-1 fees that the Funds paid to or that were accrued by JPMDS with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Disciplined Equity Fund
Class A Shares	$4	$ -	$3	$-	$3	$-
Diversified Fund
Class A Shares	376	-	256	-	272	-
Class B Shares	401	-	178	-	126	-
Class C Shares	34	-	21	-	26	-
Dynamic Growth Fund[1]
Class A Shares	^	-	^	-	^	-
Class C Shares	^	-	1	-	1	-
Dynamic Small Cap Growth Fund
Class A Shares	222	-	139	-	180	-
Class B Shares	244	-	135	-	59	-
Class C Shares	509	-	312	-	356	-
Equity Income Fund
Class A Shares	409	-	184	-	197	-
Class B Shares	153	-	74	-	58	-
Class C Shares	45	-	27	-	37	-
Equity Index Fund
Class A Shares	1,561	-	1,130	-	1,305	-
Class B Shares	783	-	344	-	271	-
Class C Shares	628	-	367	-	368	-
Growth Advantage Fund
Class A Shares	158	-	146	-	249	-
Class B Shares	23	-	24	-	28	-
Class C Shares	62	-	71	-	93	-
Growth and Income Fund
Class A Shares	1,247	-	729	-	725	-
Class B Shares	123	-	58	-	46	-
Class C Shares	33	-	18	-	19	-
Intrepid America Fund
Class A Shares	316	-	191	-	151	-
Class C Shares	230	-	113	-	92	-
Class R2 Shares[2]	N/A	N/A	^	N/A	^	-
Intrepid Growth Fund
Class A Shares	301	-	171	-	128	-

Part I - 39

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class C Shares	353	-	213	-	170	-
Class R2 Shares[2]	N/A	N/A	^	N/A	^	-
Intrepid Mid Cap Fund
Class A Shares	535	-	303	-	321	-
Class B Shares	203	-	105	-	96	-
Class C Shares	267	-	146	-	164	-
Intrepid Multi Cap Fund
Class A Shares	33	-	19	-	20	-
Class C Shares	44	-	23	-	20	-
Intrepid Value Fund
Class A Shares	510	-	279	-	239	-
Class C Shares	525	-	291	-	266	-
Class R2 Shares[2]	N/A	N/A	^	N/A	^	-
Large Cap Growth Fund
Class A Shares	615	-	439	-	461	-
Class B Shares	663	-	261	-	194	-
Class C Shares	97	-	59	-	55	-
Class R2 Shares[2]	N/A	N/A	^	N/A	^	-
Large Cap Value Fund
Class A Shares	101	-	55	-	60	-
Class B Shares	83	-	35	-	29	-
Class C Shares	29	-	14	-	21	-
Class R2 Shares[2]	N/A	N/A	^	N/A	^	-
Market Expansion Index Fund
Class A Shares	178	-	119	-	146	-
Class B Shares	161	-	81	-	67	-
Class C Shares	153	-	78	-	79	-
Class R2 Shares[2]	N/A	N/A	^	N/A	4	-
Mid Cap Equity Fund[3]
Class A Shares	N/A	N/A	N/A	N/A	1	-
Class C Shares	N/A	N/A	N/A	N/A	^	-
Mid Cap Growth Fund
Class A Shares	1,098	-	644	-	1,509	-
Class B Shares	756	-	259	-	214	-
Class C Shares	253	-	121	-	205	-
Class R2 Shares[4]	N/A	N/A	^	N/A	^	-
Mid Cap Value Fund
Class A Shares	8,127	-	4,528	-	4,558	-
Class B Shares	1,502	-	838	-	855	-
Class C Shares	5,026	-	2,622	-	2,503	-
Class R2 Shares[2]	N/A	N/A	^	N/A	4
Multi-Cap Market Neutral Fund
Class A Shares	328	-	156	-	212	-
Class B Shares	152	-	107	-	77	-
Class C Shares	1,018	-	541	-	384	-
Small Cap Equity Fund
Class A Shares	1,143	-	845	-	1,251	-
Class B Shares	193	-	115	-	110	-
Class C Shares	415	-	243	-	261	-
Class R2 Shares[2]	N/A	N/A	1	N/A	21	-
Small Cap Growth Fund
Class A Shares	301	-	246	-	338	-

Part I - 40

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class B Shares	135	-	63	-	60	-
Class C Shares	154	-	103	-	141	-
Class R2 Shares[2]	N/A	N/A	^	N/A	4	-
Small Cap Value Fund
Class A Shares	441	-	307	-	374	-
Class B Shares	190	-	101	-	79	-
Class C Shares	305	-	158	-	171	-
Class R2 Shares[2]	N/A	N/A	^	N/A	1	-
U.S. Dynamic Plus Fund
Class A Shares	2	-	4	-	58	-
Class C Shares	4	-	1	-	4	-
U.S. Equity Fund
Class A Shares	338	-	239	-	402	-
Class B Shares	136	-	66	-	71	-
Class C Shares	69	-	59	-	157	-
Class R2 Shares[2]	N/A	N/A	^	-	1	-
U.S. Large Cap Core Plus Fund
Class A Shares	115	-	285	-	823	-
Class C Shares	121	-	259	-	739	-
Class R2 Shares[2]	N/A	N/A	^	-	1	-
U.S. Large Cap Value Plus Fund[1]
Class A Shares	^	-	^	-	7	-
Class C Shares	1	-	1	-	1	-
U.S. Research Equity Plus Fund[5]
Class A Shares	N/A	N/A	N/A	N/A	^	-
Class C Shares	N/A	N/A	N/A	N/A	^	-
Class R2 Shares	N/A	N/A	N/A	N/A	^	-
U.S. Small Company Fund[6]
Class A Shares	^	-	^	-	1	-
Class C Shares	^	-	^	-	2	-
Value Advantage Fund
Class A Shares	450	-	292	-	372	-
Class C Shares	1,689	-	902	-	848	-
Value Discovery Fund[7]
Class A Shares	^	-	^	-	^	-
Class C Shares	1	-	^	-	1	-
^ Amount rounds to less than $1,000.
1 The Fund commenced operations on 11/30/07.
2 Class R2 Shares commenced operations on 11/3/08.
3 Class A and Class C Shares of the Mid Cap Equity Fund commenced operations on 11/2/09.
4 Class R2 Shares of the Mid Cap Growth Fund commenced operations on 6/19/09. 5 The Fund commenced operations on 4/1/10.
6 Class A and Class C Shares of the U.S. Small Company Fund commenced operations on 11/1/07.
7 The Fund commenced operations on 9/28/07.

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily NAV of Fund shares owned by or for shareholders):

Part I - 41

Select Class, Class A, Class B, Class C and Class R2	0.25%
Institutional Class	0.10%
Class R5	0.05%

The tables below set forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Disciplined Equity Fund
Class A Shares	$ 4	$ -	$ 3	$ -	3	$ -
Institutional Class Shares	102	-	72	-	180	-
Select Class Shares	78	-	30	-	28	-
Diversified Fund
Class A Shares	361	(15)	246	(10)	262	(10)
Class B Shares	134	-	59	-	42	-
Class C Shares	11	-	7	-	8	-
Institutional Class Shares	-	(238)	-	(166)	-	(186)
Select Class Shares	218	(9)	131	(6)	133	(6)
Dynamic Growth Fund[1]
Class A Shares	-	^	-	^	^	^
Class C Shares	-	^	-	^	^	^
Class R5 Shares	-	^	-	^	-	^
Select Class Shares	3	(1)	4	(1)	5	(1)
Dynamic Small Cap Growth Fund
Class A Shares	133	(89)	84	(55)	109	(71)
Class B Shares	81	-	45	-	20	-
Class C Shares	170	-	104	-	119	-
Select Class Shares	-	(78)	-	(71)	-	(146)
Equity Income Fund
Class A Shares	409	-	98	(86)	187	(10)
Class B Shares	51	-	25	^	19	^
Class C Shares	15	-	9	^	12	^
Select Class Shares	185	(31)	21	(133)	122	(84)
Equity Index Fund
Class A Shares	-	(1,561)	-	(1,130)	-	(1,305)
Class B Shares	261	-	115	-	90	-
Class C Shares	209	-	122	-	123	-
Select Class Shares	-	(2,972)	-	(2,412)	1	(2,676)
Growth Advantage Fund
Class A Shares	106	(52)	129	(17)	249	-
Class B Shares	8	-	8	-	9	-
Class C Shares	21	-	24	-	31	-
Class R5 Shares[2]	N/A	N/A	-	(5)	33	-
Select Class Shares	435	(45)	737	(92)	1,500	-
Growth and Income Fund
Class A Shares	1,247	-	710	(19)	717	(8)
Class B Shares	41	-	19	^	16	^
Class C Shares	11	-	6	^	6	^
Select Class Shares	25	(1)	4	(5)	3	(1)
Intrepid America Fund
Class A Shares	301	(15)	155	(36)	128	(23)
Class C Shares	73	(4)	31	(7)	26	(5)
Class R5 Shares	40	(17)	4	(50)	11	(35)

Part I - 42

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class R2 Shares[3]	N/A	N/A	^	^	^	^
Select Class Shares	10,612	(460)	4,102	(923)	3,207	(594)
Intrepid Growth Fund
Class A Shares	278	(23)	137	(34)	102	(26)
Class C Shares	109	(9)	57	(14)	46	(11)
Class R5 Shares	47	(32)	-	(55)	-	(45)
Class R2 Shares[3]	N/A	N/A	^	^	^	^
Select Class Shares	4,809	(382)	1,882	(471)	957	(239)
Intrepid Mid Cap Fund
Class A Shares	342	(193)	172	(131)	80	(241)
Class B Shares	68	-	35	-	32	-
Class C Shares	89	-	49	-	55	-
Select Class Shares	848	(477)	366	(278)	148	(466)
Intrepid Multi Cap Fund
Class A Shares	1	(32)	-	(19)	-	(20)
Class C Shares	-	(15)	-	(8)	-	(7)
Select Class Shares	-	(33)	-	(7)	1	(2)
Intrepid Value Fund
Class A Shares	407	(103)	222	(57)	192	(47)
Class C Shares	140	(35)	78	(19)	71	(18)
Class R5 Shares	-	(10)	-	(4)	-	(5)
Class R2 Shares[3]	N/A	N/A	^	^	^	^
Select Class Shares	278	(69)	197	(49)	291	(73)
Large Cap Growth Fund
Class A Shares	541	(74)	250	(189)	381	(80)
Class B Shares	216	(5)	64	(23)	63	(2)
Class C Shares	31	(1)	15	(5)	17	(1)
Class R2 Shares[3]	N/A	N/A	^	^	^	^
Class R5 Shares[4]	N/A	N/A	N/A	N/A	1	(4)
Select Class Shares	1,411	(202)	542	(401)	740	(159)
Large Cap Value Fund
Class A Shares	101	-	53	(2)	60	^
Class B Shares	28	-	11	(1)	9	^
Class C Shares	10	-	5	^	7	^
Class R5 Shares	17	-	9	^	5	^
Class R2 Shares[3]	N/A	N/A	^	^	^	^
Select Class Shares	1,509	(6)	884	(38)	1,061	(1)
Market Expansion Index Fund
Class A Shares	8	(170)	2	(117)	16	(130)
Class B Shares	54	-	27	^	22	-
Class C Shares	51	-	26	^	26	-
Class R2 Shares[3]	N/A	N/A	^	^	1	(1)
Select Class Shares	63	(1,301)	16	(1,005)	211	(1,680)
Mid Cap Equity Fund
Class A Shares[5]	N/A	N/A	N/A	N/A	1	^
Class C Shares[5]	N/A	N/A	N/A	N/A	^	^
Select Class Shares	116	(444)	36	(396)	3	(868)
Mid Cap Growth Fund
Class A Shares	491	(607)	256	(388)	586	(923)
Class B Shares	252	-	83	(3)	36	(35)
Class C Shares	84	-	38	(2)	35	(34)
Select Class Shares	725	(898)	304	(498)	265	(1,509)
Class R2 Shares[6]	N/A	N/A	^	^	^	^

Part I - 43

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Mid Cap Value Fund
Class A Shares	8,126	-	4,516	(12)	4,376	(182)
Class B Shares	501	-	279	-	285	-
Class C Shares	1,675	-	874	-	834	-
Class R2 Shares[3]	N/A	N/A	^	-	2	-
Institutional Class Shares	-	(2,155)	-	(1,323)	-	(1,835)
Select Class Shares	2,300	-	1,543	(6)	2,472	(103)
Multi-Cap Market Neutral Fund
Class A Shares	-	(328)	-	(156)	-	(212)
Class B Shares	51	-	36	-	26	-
Class C Shares	339	-	180	-	128	-
Select Class Shares	-	(3,178)	-	(1,682)	-	(1,203)
Small Cap Core Fund
Select Class Shares	-	(1,897)	-	(984)	1	(1,139)
Small Cap Equity Fund
Class A Shares	1,143	-	845	-	1,251	-
Class B Shares	64	-	38	-	37	-
Class C Shares	138	-	81	-	87	-
Class R5 Shares	-	(10)	-	(37)	-	(104)
Class R2 Shares[3]	N/A	N/A	1	-	11	-
Select Class Shares	1,500	(375)	1,052	(263)	1,774	(444)
Small Cap Growth Fund
Class A Shares	181	(120)	148	(98)	203	(135)
Class B Shares	45	-	21	-	20	-
Class C Shares	51	-	34	-	47	-
Class R2 Shares[3]	N/A	N/A	^	^	2	^
Institutional Class Shares	453	(302)	-	(80)	-	(148)
Select Class Shares	-	(81)	170	(114)	145	(97)
Small Cap Value Fund
Class A Shares	247	(194)	172	(135)	208	(166)
Class B Shares	63	-	34	-	26	-
Class C Shares	102	-	53	-	57	-
Class R5 Shares	5	-	5	-	17	-
Class R2 Shares[3]	N/A	N/A	^	^	1	^
Select Class Shares	657	(517)	340	(267)	270	(211)
U.S. Dynamic Plus Fund
Class A Shares	1	(1)	-	(4)	-	(58)
Class C Shares	-	(1)	1	^	-	(1)
Select Class Shares	94	(64)	-	(132)	-	(306)
U.S. Equity Fund
Class A Shares	322	(16)	210	(29)	360	(42)
Class B Shares	45	-	21	(1)	23	(1)
Class C Shares	23	-	18	(1)	51	(1)
Class R5 Shares	23	(17)	7	(23)	11	(28)
Class R2 Shares[3]	N/A	N/A	^	^	1	^
Institutional Class Shares	205	(57)	129	(91)	211	(124)
Select Class Shares	2,301	(221)	2,016	(406)	3,316	(572)
U.S. Large Cap Core Plus Fund
Class A Shares	92	(23)	228	(57)	658	(165)
Class C Shares	32	(8)	69	(17)	196	(50)
Class R5 Shares	-	(26)	-	(29)	-	(53)
Class R2 Shares[3]	N/A	N/A	^	^	1	^
Select Class Shares	4,947	(1,237)	5,845	(1,461)	9,256	(2,314)

Part I - 44

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	6/30/2008		6/30/2009		6/30/2010
Fund	Paid	Waived	Paid	Waived	Paid	Waived
U.S. Large Cap Value Plus Fund[1]
Class A Shares	-	^	^	^	6	(1)
Class C Shares	-	^	^	^	^	^
Class R5 Shares	-	^	^	^	^	^
Select Class Shares	3	(1)	25	(6)	315	(79)
U.S. Research Equity Plus Fund[7]
Class A Shares	N/A	N/A	N/A	N/A	^	^
Class C Shares	N/A	N/A	N/A	N/A	^	^
Class R2 Shares	N/A	N/A	N/A	N/A	-	-
Class R5 Shares	N/A	N/A	N/A	N/A	-	^
Select Class Shares	N/A	N/A	N/A	N/A	5	(1)
U.S. Small Company Fund
Class A Shares[8]	-	^	^	^	1	^
Class C Shares[8]	-	^	^	^	1	^
Institutional Class Shares	3	(20)	-	(12)	2	(9)
Select Class Shares	96	(26)	43	(16)	51	(11)
Value Advantage Fund
Class A Shares	450	-	292	-	372	-
Class C Shares	563	-	301	-	283	-
Institutional Class Shares	-	(21)	1	(29)	-	(115)
Select Class Shares	104	-	111	-	167	-
Value Discovery Fund[9]
Class A Shares	-	^	^	^	^	^
Class C Shares	-	^	^	^	^	^
Class R5 Shares	-	^	^	^	^	^
Select Class Shares	4	(1)	3	(1)	4	(1)
^ Amount rounds to less than $1,000.
1 The Fund commenced operations on 11/30/07.
2 Class R5 Shares of the Growth Advantage Fund commenced operations on 1/8/09.
3 Class R2 Shares commenced operations on 11/3/08.
4 Class R5 Shares of the Large Cap Growth Fund commenced operations on 4/14/09.
5 Class A and Class C Shares of the Mid Cap Equity Fund commenced operations on 11/2/09.
6 Class R2 Shares of the Mid Cap Growth Fund commenced operations on 6/10/09.
7 The Fund commenced operations on 4/1/10.
8 Class A and Class C Shares of the of the U.S. Small Company Fund commenced operations on 11/1/07.
9 The Fund commenced operations on 9/28/07.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

In the fiscal years ended June 30, 2008, 2009 and 2010, each of the Funds that paid brokerage commissions and the amounts paid for each year were as follows (amounts in thousands):

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	6/30/2008	6/30/2009	6/30/2010
Disciplined Equity Fund
Total Brokerage Commissions	273	349	560
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Diversified Fund
Total Brokerage Commissions	622	480	436

Part I - 45

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	6/30/2008	6/30/2009	6/30/2010
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Dynamic Growth Fund[1]
Total Brokerage Commissions	2	2	1
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Dynamic Small Cap Growth Fund
Total Brokerage Commissions	535	331	505
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Equity Income Fund
Total Brokerage Commissions	212	182	106
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Equity Index Fund
Total Brokerage Commissions	227	431	95
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Growth Advantage Fund
Total Brokerage Commissions	660	1,066	1,346
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Growth and Income Fund
Total Brokerage Commissions	611	424	214
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Intrepid America Fund
Total Brokerage Commissions	6,496	5,517	3,561
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Intrepid Growth Fund
Total Brokerage Commissions	3,579	2,656	1,341
Brokerage Commissions to Affiliated Broker-Dealers	2	-	-
Intrepid Mid Cap Fund
Total Brokerage Commissions	1,244	548	536
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Intrepid Multi Cap Fund
Total Brokerage Commissions	48	30	28
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Intrepid Value Fund
Total Brokerage Commissions	404	558	576
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Large Cap Growth Fund
Total Brokerage Commissions	592	1,080	490
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Large Cap Value Fund

Part I - 46

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	6/30/2008	6/30/2009	6/30/2010
Total Brokerage Commissions	1,122	1,136	786
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Market Expansion Index Fund
Total Brokerage Commissions	617	487	137
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Mid Cap Equity Fund
Total Brokerage Commissions	270	388	451
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Mid Cap Growth Fund
Total Brokerage Commissions	1,651	1,326	1,956
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Mid Cap Value Fund
Total Brokerage Commissions	4,580	4,201	2,878
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Multi-Cap Market Neutral Fund
Total Brokerage Commissions	3,526	976	447
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Small Cap Core Fund
Total Brokerage Commissions	774	559	677
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Small Cap Equity Fund
Total Brokerage Commissions	1,328	990	2,100
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Small Cap Growth Fund
Total Brokerage Commissions	939	863	841
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Small Cap Value Fund
Total Brokerage Commissions	633	480	811
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
U.S. Dynamic Plus Fund
Total Brokerage Commissions	183	1,128	3,028
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
U.S. Equity Fund
Total Brokerage Commissions	2,563	3,274	3,323
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
U.S. Large Cap Core Plus Fund
Total Brokerage Commissions	10,678	13,805	15,067
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-

Part I - 47

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	6/30/2008	6/30/2009	6/30/2010
U.S. Large Cap Value Plus Fund[1]
Total Brokerage Commissions	9	106	500
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
U.S. Research Equity Plus Fund[2]
Total Brokerage Commission	N/A	N/A	20
Brokerage Commissions to Affiliated Broker-Dealers	N/A	N/A	-
U.S. Small Company Fund
Total Brokerage Commissions	233	70	78
Brokerage Commissions to Affiliated Broker-Dealers	-	^	-
Value Advantage Fund
Total Brokerage Commissions	823	627	433
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
Value Discovery Fund[3]
Total Brokerage Commissions	3	4	5
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
^ Amount rounds to less than $1,000.
1 The Fund commenced operations on 11/30/07.
2 The Fund commenced operations on 4/1/10
3 The Fund commenced operations on 9/28/07.

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended June 30, 2010, the Advisers allocated brokerage commissions to brokers who provided broker research for the Funds as follows:

Fund	Amount
Disciplined Equity Fund	$40,000
Diversified Fund	7,600
Dynamic Growth Fund	500
Dynamic Small Cap Growth Fund	130,000
Equity Income Fund	31,000
Equity Index Fund	23,000
Growth Advantage Fund	310,000
Growth and Income Fund	72,000
Intrepid America Fund	1,050,000
Intrepid Growth Fund	340,000
Intrepid Mid Cap Fund	21,000
Intrepid Multi Cap Fund	5,000
Intrepid Value Fund	185,000
Large Cap Growth Fund	160,000
Large Cap Value Fund	296,000
Market Expansion Index Fund	8,400
Mid Cap Equity Fund	93,000
Mid Cap Growth Fund	400,000
Mid Cap Value Fund	530,000
Multi-Cap Market Neutral Fund	600
Small Cap Core Fund	41,000
Small Cap Equity Fund	463,000
Small Cap Growth Fund	191,000

Part I - 48

Fund	Amount
Small Cap Value Fund	26,000
U.S. Dynamic Plus Fund	1,024,000
U.S. Equity Fund	456,000
U.S. Large Cap Core Plus Fund	2,513,000
U.S. Large Cap Value Plus Fund	48,000
U.S. Research Equity Plus Fund	0
U.S. Small Company Fund	4,000
Value Advantage Fund	60,000
Value Discovery Fund	0

Securities of Regular Broker-Dealers

As of June 30, 2010, certain Funds owned securities of their regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned

Disciplined Equity Fund	Bank of America Corporation	5,698
	Citigroup Global Markets Inc.	2,665
	Goldman Sachs and Company	2,100

Diversified Fund	Banc of America Securities LLC	1,040
	Bank of America Corporation	3,857
	Barclays Capital Inc.	379
	Bear Stearns & Co. Inc.*	239
	Citigroup Global Markets Inc.	2,623
	Credit Suisse First Boston LLC	1,914
	Deutsche Bank AG	513
	Goldman Sachs and Company	2,126
	HSBC Securities Inc.	2,117
	Lehman Brothers Inc.	89
	Merrill Lynch & Co. Inc.	1,377
	Royal Bank of Scotland Group	270
	UBS Financial Services Inc.	243

Dynamic Growth Fund	Goldman Sachs and Company	50

Dynamic Small Cap Growth Fund	N/A	-

Equity Income Fund	N/A	-

Equity Index Fund	Bank of America Corporation	23,969
	Citigroup Global Markets Inc.	14,131
	Goldman Sachs and Company	11,235
	JPMorgan Securities Inc.	24,219

Growth Advantage Fund	N/A	-

Growth and Income Fund	Bank of America Corporation	7,653
	Goldman Sachs and Company	2,431

Intrepid America Fund	Bank of America Corporation	40,560
	Citigroup Global Markets Inc.	4,389
	Goldman Sachs and Company	2,220

Intrepid Growth Fund	Bank of America Corporation	5,244

Intrepid Mid Cap Fund	N/A	-

Intrepid Multi Cap Fund	Bank of America Corporation	274

Part I - 49

Fund	Name of Broker-Dealer	Value of Securities Owned
	Goldman Sachs and Company	72
	Citigroup Global Markets Inc.	34

Intrepid Value Fund	Bank of America Corporation	11,301
	Citigroup Global Markets Inc.	6,647
	Goldman Sachs and Company	3,236

Large Cap Growth Fund	N/A	-

Large Cap Value Fund	Bank of America Corporation	21,262
	Citigroup Global Markets Inc.	7,224
	Goldman Sachs and Company	10,971

Market Expansion Index Fund	N/A	-

Mid Cap Equity Fund	N/A	-

Mid Cap Growth Fund	N/A	-

Mid Cap Value Fund	N/A	-

Multi-Cap Market Neutral Fund	Citigroup Global Markets Inc.	1,537
	Goldman Sachs and Company	1,803

Small Cap Core Fund	N/A	-

Small Cap Equity Fund	N/A	-

Small Cap Growth Fund	N/A	-

Small Cap Value Fund	N/A	-

U.S. Dynamic Plus Fund	Bank of America Corporation	4,170
	Citigroup Global Markets Inc.	4,882

U.S. Equity Fund	Bank of America Corporation	47,875
	Citigroup Global Markets Inc.	30,333
	Goldman Sachs and Company	29,276

U.S. Large Cap Core Plus Fund	Bank of America Corporation	98,283
	Citigroup Global Markets Inc.	57,750
	Goldman Sachs and Company	62,192

U.S. Large Cap Value Plus Fund	Bank of America Corporation	10,295
	Citigroup Global Markets Inc.	3,499
	Goldman Sachs and Company	5,320

U.S. Research Equity Plus Fund	Bank of America Corporation	154
	Citigroup Global Markets Inc.	96
	Goldman Sachs and Company	96

U.S. Small Company Fund	N/A	-

Value Advantage Fund	Bank of America Corporation	5,372
	Citigroup Global Markets Inc.	3,415

Value Discovery Fund	Bank of America Corporation	75
	Citigroup Global Markets Inc.	36
	Goldman Sachs and Company	28

* The Bear Stearns Companies Inc. and its affiliates became affiliated with JPMorgan Chase & Co during the fiscal year ended June 30, 2008.

Part I - 50

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARIES

Other Cash Compensation

During the fiscal period ended June 30, 2010, JPMIM, JPMIA, and SC-R&M paid approximately $109,489,573, $29,962,242 and $109,494, respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds (except as noted below), the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Equity Index Fund, no finder’s fee will be paid, although the Equity Index Fund is still deemed to be a Qualifying Fund for purposes of aggregating total sales. To the extent the Equity Index Fund is included in the total sales, the applicable finder’s fee will only be paid on the non-Equity Index Fund portion of the sales.

With respect to the Market Expansion Index Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees

$1,000,000 or more*	0.25%

*

If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Market Expansion Index Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.25% of the sale of the Class A Shares of the Market Expansion Index Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Equity Funds (other than the Equity Index Fund and the Market Expansion Index Fund) such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees

$1,000,000 - $3,999,999*	1.00%
$4,000,000 - $9,999,999	0.75%
$10,000,000 - $49,999,999	0.50%
$50,000,000 or more	0.25%

*

If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to an Equity Fund is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 1.00% of the sale of the Class A Shares of an Equity Fund.  The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% (0.25% for Market Expansion Index Fund) of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% (0.25% for Market Expansion Index Fund) of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

Finders’ Fees Paid by Advisers and Distributor

For the fiscal year ended June 30, 2010, the Advisers (including JPMIA for the period prior to 1/1/10) and JPMDS paid approximately $9,205,982 in finders’ fees for all of the J.P. Morgan Funds.

Part I - 51

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended June 30, 2010 (amounts in thousands):

Fund	Capital Loss Carryforwards	Expiration Date
Disciplined Equity Fund	44,113	6/30/2011
	7,465	6/30/2017
Remaining	51,578

Diversified Fund	20,581	6/30/2017
	26,031	6/30/2018
Remaining	46,612

Dynamic Growth Fund	473	6/30/2017
	436	6/30/2018
Remaining	909

Dynamic Small Cap Growth Fund	16,030	6/30/2017
	29,139	6/30/2018
Remaining	45,169

Equity Income Fund	4,196	6/30/2017
	3,554	6/30/2018
Remaining	7,750

Equity Index Fund	40,637	6/30/2011
	12,693	6/30/2012
	13,927	6/30/2013
	18,861	6/30/2017
	46,155	6/30/2018
Remaining	132,273

Growth Advantage Fund	2,527	6/30/2011
	70,387	6/30/2017
	54,008	6/30/2018
Remaining	126,922

Growth and Income Fund	21,383	6/30/2017
	76,061	6/30/2018
Remaining	97,444

Intrepid America Fund	300,697	6/30/2017
	365,580	6/30/2018
Remaining	666,277

Intrepid Growth Fund	287,786	6/30/2017
	252,490	6/30/2018
Remaining	540,276

Intrepid Mid Cap Fund	16,268	6/30/2017
	78,790	6/30/2018
Remaining	95,058

Intrepid Multi Cap Fund	756	6/30/2016
	3,375	6/30/2017

Part I - 52

Fund	Capital Loss Carryforwards	Expiration Date
	3,433	6/30/2018
Remaining	7,564

Intrepid Value Fund	8,871	6/30/2016
	41,305	6/30/2017
	64,858	6/30/2018
Remaining	115,034

Large Cap Growth Fund(a)	291,921	6/30/2011
	896	6/30/2012
	49,171	6/30/2018
Remaining	341,988

Large Cap Value Fund	68,273	6/30/2017
	86,276	6/30/2018
Remaining	154,549

Market Expansion Index Fund	2,694	6/30/2017
	27,724	6/30/2018
Remaining	30,418

Mid Cap Equity Fund	5,149	6/30/2017
	27,791	6/30/2018
Remaining	32,940

Mid Cap Growth Fund	47,301	6/30/2016
	39,210	6/30/2017
	122,599	6/30/2018
Remaining	209,110*

Mid Cap Value Fund	47,014	6/30/2017
	536,563	6/30/2018
Remaining	583,577*

Multi-Cap Market Neutral Fund	3,635	6/30/2015
	97,035	6/30/2016
Remaining	100,670

Small Cap Core Fund	28,004	6/30/2017
	82,774	6/30/2018
Remaining	110,778

Small Cap Growth Fund	45,889	6/30/2017
	10,566	6/30/2018
Remaining	56,455

Small Cap Value Fund	10,761	6/30/2017
	66,569	6/30/2018
Remaining	77,330

U.S. Dynamic Plus Fund	433	6/30/2017
Remaining	433

U.S. Equity Fund	61,043	6/30/2017
	58,908	6/30/2018
Remaining	119,951

U.S. Large Cap Core Plus Fund	143,770	6/30/2017

Part I - 53

Fund	Capital Loss Carryforwards	Expiration Date
	207,038	6/30/2018
Remaining	350,808

U.S. Small Company Fund	1,688	6/30/2017
	8,350	6/30/2018
Remaining	10,038

Value Advantage Fund	14,925	6/30/2017
	63,358	6/30/2018
Remaining	78,283

Value Discovery Fund	7	6/30/2016
	441	6/30/2017
	416	6/30/2018
Remaining	864
* Amounts include capital loss carryforwards from business combinations, which may be limited in future years under Internal Revenue Code Sections 381-384.

(a)

Includes approximately $1,634,000 of losses acquired from JPMorgan Equity Growth Fund. A portion of the capital loss carryforward from business combinations may be limited in future years under the Internal Revenue Code Sections 381–384.

To the extent that these capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

All Funds
Bloomberg LP	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end
Lipper, Inc.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. - Standard & Poor's	Monthly	30 days after month end
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Equity Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Small Company Fund
Vestek	Monthly	30 days after month end
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
Alpha Consulting Group	Quarterly	30 days after quarter end
JPMorgan U.S. Large Cap Core Plus Fund
Aris Corporation	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
Atlantic Trust	Quarterly	30 days after quarter end
JPMorgan Equity Index Fund

Part I - 54

JPMorgan Intrepid America Fund
JPMorgan Market Expansion Index Fund
JPMorgan U.S. Large Cap Core Plus Fund
Austin Bailey Health and Wellness Foundation	Monthly	30 days after month end
JPMorgan Mid Cap Value Fund
Callan Associates – Johnson Controls	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
Callan Associates	Monthly	30 days after month end
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
Canterbury Consulting	Monthly	30 days after month end
JPMorgan Mid Cap Growth Fund
Commonwealth	Quarterly	30 days after quarter end
JPMorgan Disciplined Equity Fund
JPMorgan Mid Cap Value Fund
Concord Advisory	Monthly	30 days after month end
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
Hartland & Co.	Monthly	30 days after month end
JPMorgan Intrepid Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Small Cap Growth Fund
Informa Investment Solutions(PSN)	Quarterly	30 days after quarter end
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
Jeffrey Slocum & Associates, Inc.	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
John Hancock	Monthly	30 days after month end
JPMorgan Mid Cap Value Fund
Key Bank	Monthly	30 days after month end
JPMorgan Multi-Cap Market Neutral Fund
Lockwood	Quarterly	30 days after quarter end
JPMorgan Intrepid America Fund
Marco Consulting	Quarterly	30 days after quarter end
JPMorgan Small Cap Value Fund
Marco Consulting	Monthly	30 days after month end
JPMorgan Equity Index Fund
JPMorgan Small Cap Value Fund
Mellon Analytical Solutions	Quarterly	30 days after quarter end
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan Value Advantage Fund
Morgan Stanley	Quarterly	30 days after quarter end
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan Value Advantage Fund
Morgan Stanley Smith Barney	Quarterly	30 days after quarter end
JPMorgan Dynamic Small Cap Growth Fund
Morgan Stanley Smith Barney	Monthly	30 days after month end
JPMorgan Disciplined Equity Fund
New England Pension Consultants	Quarterly	30 days after quarter end
JPMorgan U.S. Large Cap Core Plus Fund

Part I - 55

Oppenheimer	Quarterly	30 days after quarter end
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Equity Fund
Prime, Buchholz & Associates, Inc.	Quarterly	30 days after quarter end
JPMorgan Small Cap Growth Fund
JPMorgan Mid Cap Value Fund
Raymond James	Quarterly	30 days after quarter end
JPMorgan Small Cap Equity Fund
Rochester Area Community Foundation	Quarterly	30 days after quarter end
JPMorgan Disciplined Equity Fund
JPMorgan U.S. Equity Fund
Rogers Casey	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
RV Kuhns	Quarterly	30 days after quarter end
JPMorgan Disciplined Equity Fund
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Small Company Fund
Sisters of St. Joseph of Peace	Quarterly	30 days after quarter end
JPMorgan Intrepid America Fund
JPMorgan Intrepid Mid Cap Fund
Strategic Advisors, Inc.	Quarterly	30 days after quarter end
JPMorgan Intrepid Growth Fund
JPMorgan Small Cap Equity Fund
Watson Wyatt-Bemis	Monthly	30 days after month end
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Equity Fund
Watson Wyatt Worldwide	Quarterly	30 days after quarter end
JPMorgan Mid Cap Value Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
Wells Fargo	Quarterly	30 days after quarter end
JPMorgan Equity Index Fund
Wilshire	Quarterly	30 days after quarter end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of September 30, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of each Fund.

Principal Holders

As of September 30, 2010, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI are shown in Attachment 1-A, Principal Shareholders.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI.  The Financial Statements for the fiscal year ended June 30, 2010, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm to the Trusts, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 56

ATTACHMENT 1-A

PRINCIPAL SHAREHOLDERS

	Name and Address of Shareholder	Percentage Held
JPMORGAN DISCIPLINED EQUITY FUND
A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10.63%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	7.79%
	NFS LLC FBO JPMORGAN CHASE BANK* TRAD IRA R/O CUS IRA OF LOUIS FOGELSON 996 COOPER CT BUFFALO GROVE IL 60089-1216	6.14%
INSTITUTIONAL SHARES	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	21.17%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	20.05%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	15.07%

Part I - 57

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	9.43%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2010 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	6.57%
	JPMIM* FBO JPMORGAN SMARTRETIREMENT INCOME FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	6.12%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	6.10%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	43.29%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	41.26%

Part I - 58

ULTRA SHARES	JPMIM* AS AGENT FOR SISTERS OF ST JOSEPH OF PEACE 1111 POLARIS PARWAY OH1-0213 COLUMBUS OH 43240	72.09%
	JPMIM* AS AGENT FOR NOVARTIS CORP USBA BALANCED FUND- NORTHERN TRUST MASTER TRUST ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 # NY1-I040 JERSEY CITY NJ 07310-1617	12.41%
	GZA RESTATED PROFIT SHARING 401(K) PLAN EFF 1/1/96 ATTN RPS MGMT RPTG PO BOX 419784 KANSAS CITY MO 64141-6784	7.87%
	JPMIM* AS AGENT FOR CHASE LTD EMPLOYEE FUNDED PRE 1993 ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	7.63%
JPMORGAN DIVERSIFIED FUND
A SHARES	BANCO POPULAR DE PUERTO RICO FBO CHEVRON PR PENSION PLAN FIDUCIARY SERVICES DIVISION (725) ATTN ROSAURA COSME PO BOX 362708 SAN JUAN PR 00936-2708	7.32%
C SHARES	MLPF&S 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	17.59%

Part I - 59

	NFS LLC FEBO JASPER C HICKSON 1510 KELL BLVD WICHITA FALLS TX 76301-5126	6.85%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.68%
INSTITUTIONAL SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	34.29%
	JPMIM*AS AGENT FOR WEILL CORNELL BARBARA WEINGARTNER 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	23.43%
	JPMIM* AS AGENT FOR RESEARCH FOUNDATION CUNY ATTN CLIENT SERVICES 1111 POLARIS PKWY # OH1-0213 COLUMBUS OH 43240-2050	7.04%
	JPMIM* AS AGENT FOR CORNELL U PLAN A ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.88%
	JPMIM* AS AGENT FOR RUSH COPLEY MEDICAL CENTER ATTN CLIENT SERVICES 1111 POLARIS PKWY FL 3F # OH1-0213 COLUMBUS OH 43240-2031	5.65%

Part I - 60

SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	30.53%
	PRUDENTIAL INVESTMENT MANAGEMENT FBO MUTUAL FUND CLIENTS ATTN PRUCHOICE UNIT MAIL STOP 194-201 3 GATEWAY AVE FL 11 ISELIN NJ 08830-1408	8.40%
	M&I 401K PLAN TRUST DTD 10/1/99 ATTN RPS MGMT RPTG PO BOX 419784 KANSAS CITY MO 64141-6784	8.36%
	JPMORGAN CHASE BANK* AS TRUSTEE FBO PROFIT SHARING PLAN FOR EMPLOYEES OF TRINITY INC 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	7.23%
	NFS LLC FEBO THE NORTHERN TRUST COMPANY PO BOX 92956 CHICAGO IL 60675-0001	5.60%
JPMORGAN DYNAMIC GROWTH FUND
A SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

Part I - 61

R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
SELECT SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
JPMORGAN DYNAMIC SMALL CAP GROWTH FUND
A SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	25.64%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	22.56%
B SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	17.83%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	89.39%
SELECT SHARES	CITIGROUP GLOBAL MARKETS INC. BOOK ENTRY ACCOUNT ATTN: MATT MAESTRI 333 WEST 34TH ST 7TH FL MUTUAL FUNDS DEPT NEW YORK NY 10001-2402	77.96%

Part I - 62

	JPMORGAN CHASE BANK* TTEE FBO LINDE SAVINGS AND INVESTMENT PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.98%
	CROWN EQUIPMENT CORP FBO 401K RET SAVINGS PLAN DTD 12/1/02 QUAL RET PL & TRUST JPM/AC RET PL SRVS MNGMT RPTG TEAM PO BOX 419784 KANSAS CITY MO 64141-6784	5.46%
JPMORGAN GROWTH AND INCOME FUND
B SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.43%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	7.50%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.60%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	16.91%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	10.40%
JPMORGAN INTREPID AMERICA

Part I - 63

FUND
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	52.52%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	47.48%
R5 SHARES	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	22.77%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	21.83%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	19.37%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	8.94%

Part I - 64

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	6.48%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.38%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	46.33%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	14.87%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	12.70%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	11.93%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	6.17%

Part I - 65

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	5.77%
JPMORGAN INTREPID GROWTH FUND
A SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	26.77%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.47%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	14.60%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	6.75%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	5.86%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

Part I - 66

R5 SHARES	JPMORGAN CHASE* AS TRUSTEE FBO PEARSON RETIREMENT PLAN C/O JPMORGAN RETIREMENT PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	33.96%
	JPMORGAN* RET PLAN SERVICES CUST FBO JPMORGAN CHASE AS TRUSTEE FOR HITACHI EMPLOYEE 401K RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	18.37%
	JPMORGAN CHASE* AS TRUSTEE FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	11.42%
	JPMORGAN CHASE BANK* AS TRUSTEE FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	11.30%
	JPMORGAN CHASE* AS TRUSTEE FBO ENERGY NORTHWEST 401K DEFERRED COMPENSATION PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	10.57%
	JPMORGAN CHASE* BANK TTEE FBO NETWORK EQUPMENT TECHNOLOGIES INC 401K PLAN C/O JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.49%

Part I - 67

SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	21.91%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	19.22%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	18.92%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	17.59%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	9.98%
JPMORGAN INTREPID MULTI CAP FUND
A SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	40.55%

Part I - 68

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.63%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19.85%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	6.21%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	6.02%
SELECT SHARES	JPMORGAN CHASE BANK N.A* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	62.99%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	15.05%
JPMORGAN INTREPID VALUE FUND
A SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	14.60%

Part I - 69

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	9.68%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	22.53%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	5.93%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
R5 SHARES	AMALGAMATED BANK OF CHICAGO 1 W MONROE ST CHICAGO IL 60603-5301	47.93%
	JPMORGAN CHASE* TTEE FBO NCL 401K PLAN ATTN JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	38.79%
	JPMORGAN CHASE* TTEE FBO RESCAR INC PROFIT SHARING AND 401K PLAN AND TRUST ATTN JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	8.38%

Part I - 70

SELECT SHARES	PRUDENTIAL INVESTMENT MANAGEMENT FBO MUTUAL FUND CLIENTS ATTN PRUCHOICE UNIT MAIL STOP NJ-05-11-20 3 GATEWAY CTR STE 11 NEWARK NJ 07102-4000	53.94%
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	7.10%
	JPMIM* AS AGENT FOR OAKLAND UNIVERSITY ATTN CLIENT SERVICES 1111 POLARIS PKWY FL 3F # OH1-0213 COLUMBUS OH 43240-2031	5.21%
JPMORGAN MID CAP EQUITY FUND
A SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	58.34%
	NFS LLC FEBO ALBERT COOK II MARY ANN KANTERS COO K P/ADM PROF MGMT SVC GRP 401K PL D TD 5/10/04 PO BOX 5589 POLAND OH 44514-0589	7.48%
C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	57.72%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	9.48%

Part I - 71

	NFS LLC FEBO WILLIAM E FOALE TOD DTD 07/10/10 2925 W EASTWOOD AVE CHICAGO IL 60625-3721	8.74%
	RAYMOND JAMES & ASSOC INC CSDN FBO KERRI D RUSSELL IRA 713 N WOOLSEY AVE FAYETTEVILLE AR 72701-2040	5.02%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	23.32%
JPMORGAN SMALL CAP CORE FUND
SELECT SHARES	JPMORGAN CHASE* 401(K) SAVINGS PLAN ATTN STEPHEN RYAN 3 CHASE METROTECH CTR FL 5 BROOKLYN NY 11245-0001	85.98%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	13.29%
JPMORGAN SMALL CAP EQUITY FUND
A SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	12.52%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.98%

Part I - 72

	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6.17%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	6.04%
B SHARES	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	10.03%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.00%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	7.00%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	6.02%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21.46%

Part I - 73

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	12.66%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	8.02%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.80%
R2 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	69.99%
	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	17.52%
R5 SHARES	JPMORGAN CHASE* AS TTEE FBO FOREST LABORATORIES INC SAVINGS & PROFIT SHARING PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	20.50%
	FIDELITY INVESTMENTS INST OP CO FBO SILICON GRAPHICS INTERNATIONAL, CORP 401K PLAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1999	7.53%

Part I - 74

	WELLS FARGO BANK NA FBO REXNORD PENS PLAN PO BOX 1533 MINNEAPOLIS MN 55480-1533	6.93%
	GPC SECURITIES INC AGENT TRUSTEE RELIANCE TRUSTCO CUSTODIAN FBO MARMON EMPLOYEES RETPLAN PO BOX 105117 ATLANTA GA 30348-5117	6.30%
	VANGUARD FIDUCIARY TRUST CO JP MORGAN FUNDS ATTN OUTSIDE FUNDS PO BOX 2600 VALLEY FORGE PA 19482-2600	5.14%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	8.29%
	MERCER TRUST CO TTEE FBO BOSCH SAVINGS INCENTIVE PLAN 1 INVESTORS WAY MSC N-4-E NORWOOD MA 02062-1599	6.86%
JPMORGAN U.S. DYNAMIC PLUS FUND
A SHARES	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2425	47.09%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	30.69%

Part I - 75

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	16.60%
C SHARES	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	87.60%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	7.66%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	40.46%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	11.82%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	8.24%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	7.92%

Part I - 76

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	6.94%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	6.07%
JPMORGAN U.S. EQUITY FUND
B SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.60%
C SHARES	MLPF&S 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	7.62%
INSTITUTIONAL SHARES	JPMORGAN CHASE* AS TRUSTEE FBO FOREST LABORATORIES INC SAVINGS & PROFIT SHARING PLAN C/O JPMORGAN RET PLAN SERVICES 9300 WARD PKWY KANSAS CITY MO 64114-3317	12.01%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	11.83%
	MARIL & CO CUST FBO JD 11270 W PARK PL STE 400 MILWAUKEE WI 53224-3638	9.28%

Part I - 77

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.27%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	7.90%
	SEI PRIVATE TRUST CO ATTN MUTUAL FUNDS ADMINISTRATOR 1 FREEDOM VALLEY DR OAKS PA 19456-9989	6.64%
	NFS LLC FBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	5.25%
	JPMIM* AS AGENT FOR FBO JPMORGAN ACCESS BALANCED FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 # NY1-I040 JERSEY CITY NJ 07310-1617	5.02%
R2 SHARES	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	53.44%
	ORCHARD TRUST CO LLC CUST OPP FUNDS RECORDK PRO RET PL 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	39.17%

Part I - 78

R5 SHARES	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	15.86%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	13.93%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	12.72%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	11.93%
	JPMIM* AS AGENT FOR DOMINION RESOURCES INC SALARIED EMPLOYEE LIFE INSURANCE VEBA ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD #OPS3/FL2 NEWARK DE 19713-2105	6.02%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.98%

Part I - 79

	JPMIM* AS AGENT FOR DOMINION RESOURCES INC RETIREE MEDICAL WELFARE TR KEY BANK ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD #OPS3/FL2 NEWARK DE 19713-2105	5.51%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	18.05%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	10.41%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	9.27%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	8.75%
JPMORGAN U.S. LARGE CAP CORE PLUS FUND
A SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	13.86%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.94%

Part I - 80

	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2425	8.75%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	8.39%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	8.37%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	22.21%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	9.10%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	8.48%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.16%

Part I - 81

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	5.37%
R2 SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	50.04%
	COUNSEL TRUST DBA MATC FBO KELTNER ENTERPRISES LLC PSP 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	32.83%
	ORCHARD TRUST CO LLC CUST OPP FUNDS RECORDK PRO RET PL 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	13.03%
R5 SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	74.92%
	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	22.63%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	39.00%
	NFS LLC FBO MELLON BANK CUST FOR SAI CORE FUND SUB FMTC-UNITIZED 82 DEVONSHIRE ST # Z1M BOSTON MA 02109-3605	26.30%

Part I - 82

JPMORGAN U.S. LARGE CAP VALUE PLUS FUND
A SHARES	NFS LLC FBO JPMORGAN CHASE BANK* TRAD CUST IRA OF JAMES E ROSELLE 484 ROCKEFELLER RD LAKE FOREST IL 60045-3138	23.91%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	23.02%
	AMERICAN ENTERPRISE INVESTMENT SVC PO BOX 9446 MINNEAPOLIS MN 55440-9446	7.71%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	30.45%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	13.79%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	11.63%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.07%

Part I - 83

	EDWARD D JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	6.21%
R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	96.23%
JPMORGAN U.S. RESEARCH EQUITY PLUS FUND
A SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
SELECT SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	99.48%
JPMORGAN U.S. SMALL COMPANY FUND

Part I - 84

A SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	18.51%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	6.36%
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	6.33%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	30.74%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	11.51%
	NFS LLC FBO NFS/FMTC IRA FBO WILLIAM J FOLEY 2 CITATION CT SEWELL NJ 08080-1601	10.04%
	CHARLES SCHWAB & CO INC ATTN MUTUAL FUND OPERATIONS 333/4 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.80%
INSTITUTIONAL SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	27.67%

Part I - 85

	NFS LLC FBO NORTHERN TRUST CO PO BOX 92956 CHICAGO IL 60675-0001	26.36%
	JPMIM* AS AGENT FOR WEILL CORNELL BARBARA WEINGARTNER 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	20.97%
	JPMIM* AS AGENT FOR CORNELL U PLAN A ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	20.32%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	23.08%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.02%
JPMORGAN VALUE ADVANTAGE FUND
A SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	18.95%
	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2425	14.87%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	5.82%

Part I - 86

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	5.60%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.55%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	16.83%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	10.07%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.92%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	8.50%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	7.32%

Part I - 87

INSTITUTIONAL SHARES	JPMIM* AS AGENT FOR JPMORGAN DIVERSIFIED FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	17.29%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	13.86%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	12.24%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	10.36%
	STATE STREET BANK & TRUST CO TTEE FBO SODEXO 401(K) EMPLOYEE RETIREMENT SAVINGS AND TRUST 105 ROSEMONT RD WESTWOOD MA 02090-2318	6.82%
	UMBSC & CO FBO LIFETIME ACHIEVEMENT FUND PO BOX 419260 MSC 1010405 KANSAS CITY MO 64141-6260	6.75%
SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	16.02%

Part I - 88

NFS LLC FEBO BONY CUST SAI U S OPPORTUNITY FUND ANTHONY CIRELLI 2 HANSON PLACE, 7TH FLOOR BROOKLYN NY 11217-1431	11.09%
JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	10.74%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	10.07%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	8.31%
JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	7.90%
FARMERS & MERCHANTS TRUST CO ATTENTION TRUST OPERATIONS 20 S MAIN ST CHAMBERSBURG PA 17201-2202	6.81%
PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.57%
JPMORGAN VALUE DISCOVERY FUND

Part I - 89

A SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
SELECT SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
JPMORGAN EQUITY INCOME FUND
A SHARES	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN: MUTUAL FUNDS DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5.65%
B SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	5.98%
C SHARES	MLPF&S 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	6.66%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	61.37%

Part I - 90

	JPMIM* AS AGENT FOR JPMORGAN ACCESS GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	23.93%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	5.28%
JPMORGAN EQUITY INDEX FUND
A SHARES	JPMORGAN CHASE* BANK CUST FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	8.97%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	27.01%
	CITIGROUP GLOBAL MARKETS INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	5.42%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	16.44%
	JPMORGAN* RETIREMENT PLAN SERV CUST TEXAS HEALTH RESOURCES TTEE FBO TEXAS HEALTH 401(K) RET TRUST 9300 WARD PKWY KANSAS CITY MO 64114-3317	12.85%

Part I - 91

	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	10.57%
	MERCER TRUST CO TTEE FBO BOSCH SAVINGS INCENTIVE PLAN 1 INVESTORS WAY MSC N-4-E NORWOOD MA 02062-1599	8.64%
JPMORGAN INTREPID MID CAP FUND
C SHARES	CITIGROUP GLOBAL MARKETS INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	7.30%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	6.20%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	5.21%
SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	29.77%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	22.54%

Part I - 92

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	13.96%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	7.93%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	7.17%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	7.06%
JPMORGAN LARGE CAP GROWTH FUND
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	7.92%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	86.34%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	13.66%

Part I - 93

R5 SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	99.38%
SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	37.73%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	32.76%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	14.03%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	8.70%
JPMORGAN LARGE CAP VALUE FUND
A SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	7.68%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	8.09%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	57.49%

Part I - 94

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	22.26%
	DAVID BERGHASH FBO SHIELD MANUFACTURING INC 401K PSP & TRUST 425 FILLMORE AVE TONAWANDA NY 14150-2512	20.25%
R5 SHARES	NFS LLC FBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	71.99%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	27.82%
SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	33.25%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	30.23%

Part I - 95

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	24.32%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	8.38%
JPMORGAN MARKET EXPANSION INDEX FUND
A SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	14.09%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	21.17%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.04%
R2 SHARES	NEW YORK LIFE TRUST CO 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	65.59%
	DWS TRUST CO TTEE/CUST FBO FBO ADP ENTERPRISE PRODUCT PO BOX 1757 SALEM NH 03079-1143	19.21%

Part I - 96

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	9.89%
	COUNSEL TRUST DBA MATC FBO ROMAN CATHOLIC DIOCESE OF BROOKLYN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	5.31%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	56.06%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	10.24%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	9.57%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	8.86%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	8.81%
JPMORGAN MID CAP GROWTH FUND

Part I - 97

A SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.36%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	5.59%
B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	7.10%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FBO 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	17.76%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	17.49%
	CITIGROUP GLOBAL MARKETS INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	7.45%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	5.47%
R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	99.86%

Part I - 98

SELECT SHARES	JPMORGAN CHASE* 401(K) SAVINGS PLAN ATTN STEPHEN RYAN 3 CHASE METROTECH CTR FL 5 BROOKLYN NY 11245-0001	41.26%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	14.74%
JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
A SHARES	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	73.55%
B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	36.02%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	7.04%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	7.02%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.13%

Part I - 99

	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	5.40%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	36.35%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	7.60%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	5.82%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	5.09%
SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	30.13%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	23.64%

Part I - 100

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	18.67%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	16.88%
JPMORGAN SMALL CAP GROWTH FUND
A SHARES	STATE STREET BANK TRUSTEE AND CUST FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	6.42%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.19%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.19%
B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	9.14%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	17.52%

Part I - 101

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.40%
	CITIGROUP GLOBAL MARKETS INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	7.01%
INSTITUTIONAL SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	28.21%
	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	8.60%
	WELLS FARGO BANK NA FBO RET PLAN SVCS PO BOX 1533 MINNEAPOLIS MN 55480-1533	7.55%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.54%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	5.52%
R2 SHARES	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	40.56%

Part I - 102

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	30.70%
	STATE STREET BANK & TRUST COMPANY TOURBEND AND CO 105 ROSEMONT RD WESTWOOD MA 02090-2318	26.69%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	25.82%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	20.29%
JPMORGAN SMALL CAP VALUE FUND
A SHARES	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	14.17%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6.71%
C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	16.75%

Part I - 103

R2 SHARES	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	79.79%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	18.57%
R5 SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	27.96%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	21.11%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	13.40%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	11.97%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	11.49%

Part I - 104

SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	22.99%
	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOVSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	18.94%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	17.56%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	11.88%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	9.29%
ULTRA SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	100.00%
JPMORGAN GROWTH ADVANTAGE FUND
A SHARES	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2425	21.12%

Part I - 105

	CHARLES SCHWAB & CO INC FBO SCHWAB CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	17.76%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	16.00%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	7.85%
B SHARES	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	7.83%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.37%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	11.41%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	9.56%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	7.58%

Part I - 106

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	6.09%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.72%
R5 SHARES	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	25.73%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	22.68%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	19.27%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	8.05%
	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	7.34%

Part I - 107

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.53%
SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	82.47%
	JPMIM* AS AGENT FOR FBO JPMORGAN ACCESS BALANCED FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 # NY1-I040 JERSEY CITY NJ 07310-1617	6.35%
	JPMIM* AS AGENT FOR JPMORGAN ACCESS GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	5.97%
JPMORGAN MID CAP VALUE FUND
A SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	16.18%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	13.49%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.17%

Part I - 108

	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.96%
B SHARES	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	16.31%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	9.95%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	8.21%
C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	22.99%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	14.29%
	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	12.14%

Part I - 109

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	8.95%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.84%
INSTITUTIONAL SHARES	NFS LLC FBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS 401K FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	14.32%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	14.25%
	JOHN HANCOCK LIFE INS CO (USA) RPS SEG FUNDS & ACCOUNTING ET7 601 CONGRESS ST BOSTON MA 02210-2804	8.91%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	8.63%
R2 SHARES	MASSACHUSETTS MUTUAL LIFE INS CO ATTN RS FUND OPERATIONS ATTN RS FUND OPERATIONS 1295 STATE STREET MIP C105 SPRINGFIELD MA 01111-0001	33.94%

Part I - 110

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	27.85%
	TAYNIK & CO CUST INVESTORS BANK AND TRUST CO 200 CLARENDON ST # 090 BOSTON MA 02116-5021	9.02%
	MG TRUST CO CUST FBO MULLER ENGINEERING CO INC 40 700 17TH ST STE 300 DENVER CO 80202-3531	6.72%
SELECT SHARES	EDWARD D JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	39.42%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	21.57%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.16%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	5.26%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan

Part I - 111

Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

Part I - 112

J.P. Morgan U.S. Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

November 29, 2010, as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Intrepid Value Fund (the “Intrepid Value Fund”)
Class: R6/JIVMX
JPMorgan U.S. Equity Fund (the “U.S. Equity Fund”)
Class: R6/JUEMX

JPMORGAN TRUST II (“JPMT II”)

JPMorgan Large Cap Growth Fund (the “Large Cap Growth Fund”)
Class: R6/JLGMX
JPMorgan Large Cap Value Fund (the “Large Cap Value Fund”)
Class: R6/JLVMX
JPMorgan Small Cap Growth Fund (the “Small Cap Growth Fund”)
Class: R6/JGSMX

(each a “Fund” and collectively the “Funds” of the “Equity Funds”)

          This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectus for the Class R6 Shares for the Funds dated November 29, 2010, (“Prospectus”). Additionally, this SAI incorporates by reference the Funds’ audited financial statements dated June 30, 2010, included in the annual Shareholder Reports (the “Financial Statements”). The Prospectus and the Financial Statements are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds.

                    For more information about the Funds or the Financial Statements, simply write or call:

J.P. Morgan Funds Services
P.O Box 8528
Boston, MA 02266-8528
1-800-480-4111

SAI-USEQR6-1210

PART I

GENERAL	1
The Trust and the Fund	1
Share Classes	2
Miscellaneous	2
INVESTMENT POLICIES	3
Fundamental Investment Policies	4
INVESTMENT PRACTICES	8
ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES	12
QUALITY DESCRIPTION	13
DIVERSIFICATION	13
PORTFOLIO TURNOVER	13
TRUSTEES	14
Standing Committees	14
Ownership of Securities	14
Trustee Compensation	15
INVESTMENT ADVISER	16
Investment Advisory Fees	16
PORTFOLIO MANAGERS	17
Portfolio Managers’ Other Accounts Managed	17
Portfolio Managers - Ownership of Securities	19
ADMINISTRATOR	19
Administrator Fees	19
DISTRIBUTOR	20
Compensation Paid to JPMDS	20
Distribution Fees	20
SHAREHOLDER SERVICING	20
Shareholder Services Fees	20
BROKERAGE AND RESEARCH SERVICES	21
Brokerage Commissions	21
Broker Research	21
Securities of Regular Broker-Dealers	21
FINANCIAL INTERMEDIARY	22
Other Cash Compensation	22
Finders’ Fee Commissions	22
>Finders’ Fee Paid by Adviser and Distributor	22
TAX MATTERS	23
Capital Loss Carryforwards	23
PORTFOLIO HOLDINGS DISCLOSURE	23
SHARE OWNERSHIP	24
Trustees and Officers	24
Principal Holders	24
FINANCIAL STATEMENTS	24

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

i

GENERAL

The Trust and the Fund

JPMT I Historical Information

          JPMT I is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004. Each of the Funds which is a series of JPMT I (except Dynamic Growth Fund, U.S. Dynamic Plus Fund, U.S. Large Cap Core Plus Fund, U.S. Large Cap Value Plus Fund, U.S. Research Equity Plus Fund, Value Discovery Fund and Value Advantage Fund) is a successor mutual fund to J.P. Morgan Funds that were series of J.P. Morgan Mutual Fund Series at the close of business on February 18, 2005 (“Predecessor J.P. Morgan Funds”). Each of the Predecessor J.P. Morgan Funds (other than Intrepid America Fund, Intrepid Multi Cap Fund, Intrepid Growth Fund, Intrepid Value Fund (the “Predecessor Intrepid Funds”)) operated as a series of another legal entity prior to reorganizing and redomiciling as series of J.P. Morgan Mutual Fund Series on February 18, 2005.

          The Predecessor J.P. Morgan Funds, other than the Predecessor Intrepid Funds, were formerly series of the following business trusts (the “Predecessor JPMorgan Trusts”):

J.P. Morgan Institutional Funds (“JPMIF”)	J.P. Morgan Mutual Fund Series (“JPMMFS”)

JPMorgan U.S. Equity Fund	JPMorgan Intrepid Value Fund

          Shareholders of each of the Predecessor J.P. Morgan Funds approved an Agreement and Plan of Reorganization and Redomiciliation (“Shell Reorganization Agreements”) between the Predecessor JPMorgan Trusts (other than JPMMFS), on behalf of the Predecessor J.P. Morgan Funds (other than the series of JPMMFS), and JPMMFS, on behalf of its series. Pursuant to the Shell Reorganization Agreements, the Predecessor J.P. Morgan Funds (other than the series of JPMMFS) were reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”).

JPMT II Historical Information

          JPMT II is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. Each of the Funds which is a series of JPMT II was formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on the Closing Date.

          After the close of business on February 18, 2005, certain “Predecessor J.P. Morgan Funds” and One Group Mutual Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds.

Part I - 1

Target Funds	Surviving Funds

JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund (now known as JPMorgan Large Cap Growth Fund)

JPMorgan Small Cap Growth Fund; JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund (now known as JPMorgan Small Cap Growth Fund)

One Group Diversified Equity Fund	JPMorgan U.S. Equity Fund

          Prior to February 19, 2005, certain JPMT II Funds had the following names listed below corresponding to their current names:

Former Name	Current Name

One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund

One Group Large Cap Value Fund	JPMorgan Large Cap Value Fund

Share Classes

          In addition to certain other classes of the Funds as described in their Statement of Additional Information dated November 1, 2010, the Board of Trustees of JPMT I and JPMT II (“Board of Trustees”) has authorized the issuance and sale of Class R6 Shares of each Fund. The shares of the Funds are collectively referred to in this SAI as the “Shares.” The Class R6 Shares have not commenced operations as of the date of this SAI.

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of the Funds in order to enable investors to determine whether a Fund best suits their needs.

          This SAI provides additional information with respect to the Funds and should be read in conjunction with the Funds’ current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

Part I - 2

          The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”), Highbridge Capital Management, LLC (“HCM”) or J.P. Morgan Private Investments Inc. (“JPMPI”). JPMIM, SC-R&M, JFIMI, HCM and JPMPI are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI, HCM and JPMPI are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for the J.P. Morgan Funds that were previously advised by JPMIA.

          Investments in the Funds are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Funds is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

          The following investment policies have been adopted by the respective Trust with respect to the applicable Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of a Fund (including its investment objectives) are non-fundamental, unless otherwise designated in the Fund’s Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

          Except for each of the restrictions on borrowings set forth in the fundamental investment policies below, the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating policy on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to each fundamental investment policy on borrowing, the 1940 Act generally limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies – Miscellaneous Investment Strategies and Risks – Borrowings” in SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays or holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains

Part I - 3

adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered.

          For purposes of fundamental investment policies regarding industry concentration, an Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if an Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, an Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

In addition, each of the Funds has an 80% investment policy which is described in such Fund’s Prospectuses. In calculating assets for purposes of each Fund’s 80% investment policy, assets are net assets plus the amount of any borrowings. This policy may be changed by the Board of Trustees without shareholder approval. However, each Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Investment Policies of Funds that are Series of JPMT I

Investment Policies of the Intrepid Value Fund

          Fundamental Investment Policies.

          The Fund:

          (1)          May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the Investment Company Act of 1940.

          (2)          May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. For purposes of fundamental investment policies regarding industry concentration, a Fund may not invest more than 25% of its total assets in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).

          (3)          May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder.

          (4)          May not borrow money, except to the extent permitted by applicable law.

          (5)          May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the Securities Act of 1933.

          (6)          May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and make direct investments in mortgages.

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          (7)          May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

          (8)          May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

          Non-Fundamental Investment Policies.

          The Fund:

          (1)          May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.

          (2)          May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this policy shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

          (3)          May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

          (4)          May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

In addition, the Fund may borrow money from banks for temporary or short-term purposes. But, the Fund may not borrow money to buy additional securities, which is known as “leverage.”

Investment Policies of the U.S. Equity Fund

          Fundamental Investment Policies.

          The Fund:

          (1)          May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act.

          (2)          May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. For purposes of fundamental investment policies regarding industry concentration, a Fund may not invest more than 25% of its total assets in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).

          (3)          May not issue senior securities, except as permitted under the 1940 Act or any rule, order

Part I - 5

or interpretation thereunder.

          (4)          May not borrow money, except to the extent permitted by applicable law.

          (5)          May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act.

          (6)          May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

          (7)          May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

          (8)          May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

          Non-Fundamental Investment Policies.

          The Fund:

          (1)          May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.

          (2)          May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this policy shall not be deemed to be applicable to the purchase or sale of when issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.

          (3)          May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

          (4)          May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Investment Policies of Funds that are Series of JPMT II

          Fundamental Investment Policies.

          None of the Funds may:

          (1)          Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Part I - 6

          (2)          Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

          (3)          Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

          (4)          Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

          (5)          Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

          (6)          Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).

          (7)          Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          (8)          Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

          (9)          Issue senior securities except with respect to any permissible borrowings.

          (10)        Purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

          (11)        Purchase securities on margin or sell securities short except, for use of short-term credit necessary for clearance of purchases of portfolio securities.

          Non-Fundamental Investment Policies.

          None of the Funds may:

          (1)          Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

Part I - 7

          (2)          Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

FUND NAME	FUND CODE

Intrepid Value Fund	1
Large Cap Growth Fund	2
Large Cap Value Fund	3
Small Cap Growth Fund	4
U.S. Equity Fund	5

          The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Fund Codes	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

	1, 4	Mortgage-Related Securities

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.

	1, 2, 4	Asset-Backed Securities

Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	1, 4	Auction Rate Securities

Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

	1-5	Bank Obligations

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

	1-5	Miscellaneous Investment Strategies and Risks

Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	1, 4	Foreign Investments (including Foreign Currencies)

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. A Fund will sell only covered call and secured put options.

	1-5	Options and Futures Transactions

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-5	Commercial Paper

Part I - 8

Instrument	Fund Codes	Part II Section Reference

Common Stock: Shares of ownership of a company.	1-5	Equity Securities, Warrants and Rights

Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-5	Equity Securities, Warrants and Rights

Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-5	Convertible Securities

Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-2, 4-5	Debt Instruments

Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

	1, 4	Swaps and Related Swap Products

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	1, 4	Demand Features

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1-5	Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

	1-5	Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

	1, 4-5	Foreign Investments (including Foreign Currencies)

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

	1-5	Foreign Investments (including Foreign Currencies)

High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s Adviser to be of comparable quality.

	1-2, 4	Debt Instruments

Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

	1, 4	Debt Instruments

Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-5	Equity Securities, Warrants and Rights

Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-5	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

	1, 4	Inverse Floaters and Interest Rate Caps

Part I - 9

Instrument	Fund Codes	Part II Section Reference

Investment Company Securities: Shares of other investment companies, including money market funds for which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

	1-5	Investment Company Securities and Exchange Traded Funds

Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments in less developed countries.	1-2, 4	Loan Assignments and Participations

Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	1-5	Master Limited Partnerships

Mortgages (Directly Held): Debt instruments secured by real property.	1-5	Mortgage-Related Securities

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.

	1-4	Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

	1, 4	Mortgage-Related Securities

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single-family revenue bonds.

	1-4	Municipal Securities

New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-5	Miscellaneous Investment Strategies and Risks

Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1, 4	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

	1-5	Options and Futures Transactions

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-5	Equity Securities, Warrants and Rights

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

	1-5	Miscellaneous Investment Strategies and Risks

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-5	Real Estate Investment Trusts

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-5	Repurchase Agreements

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-5	Reverse Repurchase Agreements

Part I - 10

Instrument	Fund Codes	Part II Section Reference

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

	1-5	Miscellaneous Investment Strategies and Risks

Securities Lending: The lending of up to 33⅓% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1-5	Securities Lending

Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	1	Short Selling

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-5	Short-Term Funding Agreements

Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government, or its agencies, authorities or political subdivisions.	1, 4-5	Foreign Investments (including Foreign Currencies)

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.

	1, 4-5	Mortgage-Related Securities

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

	1-4	Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

	1-5	Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

	1, 4	Swaps and Related Swap Products

Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest a portion of its total assets in cash and cash equivalents for temporary defensive purposes.	1-5	Miscellaneous Investment Strategies and Risks

Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

	1-5	Treasury Receipts

Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.

	1-2, 4-5	Trust Preferred Securities

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.

	1-5	Mortgage-Related Securities

Part I - 11

Instrument	Fund Codes	Part II Section Reference

U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry-Safekeeping (“CUBES”).

	1-5	U.S. Government Obligations

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.

	1-4	Debt Instruments

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-5	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.

	1-2, 4	Debt Instruments

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

Foreign Investments

          Investments in all types of foreign securities will not exceed 20% of the total assets of the Funds.

Limitations on the Use of Futures

          In addition, none of the JPMT II Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund’s total assets.

Limitations on the Use of Options

          Each JPMT II Fund will limit the writing of put and call options to 25% of its net assets. These Funds may enter into over-the-counter option transactions provided there exists an active over-the-counter market for such options that will establish their pricing and liquidity. Broker-dealers with whom a Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

Use of When-Issued Securities and Forward Commitments

          No JPMT II Fund intends to purchase “when issued” securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund’s total assets. A Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

Part I - 12

QUALITY DESCRIPTION

          The JPMT II Funds may purchase commercial paper consisting of issues rated at the time of purchase in the top two rating categories by at least one a nationally recognized statistical rating organization (“NRSRO”) (such as A-2 or better by S&P, Prime-2 or better by Moody’s, F-2 or better by Fitch or R-2 or better by Dominion) or if unrated, determined by the Adviser to be of comparable quality.

          At the time a JPMT I Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody’s or S&P and the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P, or if no such ratings are available, the investment must be of comparable quality in the Adviser’s opinion. At the time a JPMT I Fund invests in any other short-term debt securities, they must be rated A or higher by Moody’s or S&P, or if unrated, the investment must be of comparable quality in the Adviser’s opinion.

DIVERSIFICATION

          JPMT I and JPMT II are each a registered open-end investment company. All of the Funds intend to meet the diversification requirement of the 1940 Act. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

          The table below sets forth the Funds’ portfolio turnover rates for the last two fiscal years.

	Fiscal Year Ended June 30,

FUNDS	2009	2010

Intrepid Value Fund	107%	113%
Large Cap Growth Fund	124%	61%(1)
Large Cap Value Fund	108%	86%
Small Cap Growth Fund	83%	83%
U.S. Equity Fund	101%	84%

(1) The Fund’s lower portfolio turnover rate during the fiscal year ended 6/30/10 reflects a return to a more expected turnover rate as market volatility for the types of securities in which the Fund invests decreased from higher levels experienced from mid 2008 through mid 2009.

Part I - 13

TRUSTEES

Standing Committees

          There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

          The Audit and Valuation Committee met four times during the fiscal period ended 6/30/10. The Compliance Committee met four times during the fiscal period ended 6/30/10. The Governance Committee met five times during the fiscal period ended 6/30/10. The Investments Committee met xxx times during the fiscal period ended 6/30/10. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

          The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in each Fund and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of Intrepid Value Fund	Owenership of Large Cap Growth Fund	Ownership of Large Cap Value Fund	Ownership of Small Cap Growth Fund

Independent Trustees
William J. Armstrong	None	None	None	None
John F. Finn	Over $100,000	None	None	None
Dr. Matthew Goldstein	$10,001-$50,000	None	None	None
Robert J. Higgins	None	None	None	None
Peter C. Marshall	None	None	None	None
Marilyn McCoy	None	None	None	Over $100,000
William G. Morton, Jr.	None	None	None	None
Robert A. Oden, Jr.	None	$50,001-$100,000	None	None
Fergus Reid, III	None	None	None	None
Frederick W. Ruebeck	None	None	None	None
James J. Schonbachler	None	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None	None
Leonard M. Spalding, Jr.	$1-$10,000	None	None	None

Name of Trustee	Ownership of U.S. Equity Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	$50,001-$100,000	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000

Part I - 14

Name of Trustee	Ownership of U.S. Equity Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (143 Funds).

(2)

For Ms. McCoy and Messrs. Finn, Higgins, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009 through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For amore complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

          As of October 31, 2010, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

          Trustee Compensation

          The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or subcommittee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Unless otherwise noted, trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Intrepid Value Fund	Large Cap Growth Fund	Large Cap Value Fund

Independent Trustees
William J. Armstrong	$140	$310	$223
John F. Finn	117	258	186
Dr. Matthew Goldstein	151	334	239
Robert J. Higgins	151	334	239
Peter C. Marshall	152	335	242
Marilyn McCoy	140	310	223
William G. Morton, Jr.	117	258	186
Robert A. Oden, Jr.	117	258	186
Fergus Reid, III	249	552	396
Frederick W. Ruebeck	151	334	239
James J. Schonbachler	117	258	186

Part I - 15

Name of Trustee	Intrepid Value Fund	Large Cap Growth Fund	Large Cap Value Fund

Interested Trustees
Frankie D. Hughes	117	258	186
Leonard M. Spalding, Jr.	140	310	223

Name of Trustee	Small Cap Growth Fund	U.S. Equity Fund	Total Compensation Paid from the Fund Complex(2)(3)

Independent Trustees
William J. Armstrong	$173	$864	$264,000
John F. Finn	144	720	0	^
Dr. Matthew Goldstein	188	860	253,000
Robert J. Higgins	188	860	0	^^
Peter C. Marshall	188	936	286,000
Marilyn McCoy	173	864	264,000
William G. Morton, Jr.	144	720	220,000
Robert A. Oden, Jr.	144	720	154,000	^^^
Fergus Reid, III	310	1,421	418,000
Frederick W. Ruebeck	188	860	253,000
James J. Schonbachler	144	720	220,000
Interested Trustees
Frankie D. Hughes	144	720	220,000
Leonard M. Spalding, Jr.	173	864	264,000

(1) A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (143 funds).

(2) For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, the amount includes deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.

^ Does not include $220,000 of Deferred Compensation.

^^ Does not include $253,000 of Deferred Compensation.

^^^ Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

          During the fiscal years ended June 30, 2008, 2009 and 2010, the JPMT II Funds paid the following investment and waived investment advisory fees as follows (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands). Up until January 1, 2010, these fees were paid to JPMIA; beginning January 1, 2010, the fees were paid to JPMIM.

Part I - 16

ADVISORY FEES
(in 000’s)

	Fiscal Year Ended June 30,

	2008		2009		2010

Funds	Paid	Waived	Paid	Waived	Paid	Waived

Large Cap Growth Fund	$4,981	$—	$2,593	$(392)	$2,819	$(119)
Large Cap Value Fund	2,794	—	1,660	—	1,853	(8)
Small Cap Growth Fund	3,501	(19)	1,596	(444)	2,505	(143)

          The table below sets forth the investment advisory fees paid by the following Funds to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 6/30/2008		Fiscal Year Ended 6/30/2009		Fiscal Year Ended 6/30/2010

Fund	Paid	Waived	Paid	Waived	Paid	Waived

Intrepid Value Fund	$2,572	$(247)	$1,254	$(417)	$1,292	$(569)
U.S. Equity Fund	6,051	—	5,446	—	8,573	(67)

                    For more information about the investment adviser, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

                    The following table shows information regarding all of the other accounts managed by each portfolio manager as of 6/30/10:

	Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)

Intrepid Value Fund
Christopher Blum	17	4,434,057	3	334,735	6	224,457
Jason Alonzo	6	2,087,881	8	1,427,499	7	344,123
Large Cap Growth Fund
Giri Devulapally	0	0	0	0	0	0
Christopher Jones	11	5,109,348	1	143,281	2	28,443
Large Cap Value Fund
Alan Gutmann	3	1,153,356	2	200,305	2	38,759
Kelly Miller	3	1,153,356	2	200,305	2	38,759
Small Cap Growth Fund
Eytan Shapiro	2	220,995	4	142,473	2	152,367

Part I - 17

	Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)

Christopher Jones	11	5,205,046	1	143,281	2	28,443
U.S. Equity Fund
Thomas Luddy	8	6,561,216	5	1,239,705	51	4,340,508
Susan Bao	5	1,618,111	2	821,729	18	4,255,838
Helge Skibeli	1	23,295	2	681,287	7	506,865
Giri Devulapally	1	513,886	0	0	0	0
Alan Gutman	4	1,603,098	2	200,305	2	38,759

          The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of 6/30/10:

	Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)

Intrepid Value Fund
Christopher Blum	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0
Large Cap Growth Fund
Giri Devulapally	0	0	0	0	0	0
Christopher Jones	0	0	1	72,119	0	0
Large Cap Value Fund
Alan Gutmann	0	0	0	0	0	0
Kelly Miller	0	0	0	0	0	0
Small Cap Growth Fund
Eytan Shapiro	0	0	0	0	0	0
Christopher Jones	0	0	1	72,119	0	0
U.S. Equity Fund
Thomas Luddy	0	0	3	5,436,357	2	844,217
Susan Bao	1	5,253,753	2	4,733,960	1	585,070
Helge Skibeli	0	0	0	0	2	289,322
Giri Devulapally	0	0	0	0	0	0
Alan Gutman	0	0	0	0	0	0

Part I - 18

Portfolio Managers’ Ownership of Securities

          The following table indicates the dollar range of shares of the Fund beneficially owned by each portfolio manager as of June 30, 2010.

Aggregate Dollar Range of Securities in the Fund

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500-000	$500,001- $1,000,000	$Over $1,000,000

Intrepid Value Fund
Christopher Blum			X
Jason Alonzo	X
Large Cap Growth Fund
Giri Devulapally						X
Christopher Jones					X
Large Cap Value Fund
Alan Gutmann	X
Kelly Miller	X
Small Cap Growth Fund
Eytan Shapiro					X
Christopher Jones			X
U.S. Equity Fund
Thomas Luddy					X
Susan Bao			X
Helge Skibeli					X
Giri Devulapally	X
Alan Gutman	X

          For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

          The table below sets forth the administration and administrative services fees paid by the Funds to JPMorgan Funds Management, Inc. (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended 06/30/2008		Fiscal Year Ended 06/30/2009		Fiscal Year Ended 06/30/2010

Fund	Paid	Waived	Paid	Waived	Paid	Waived

Intrepid Value Fund	$183	$(249)	$54	$(221)	$35	$(239)
Large Cap Growth Fund	976	(17)	455	(181)	475	(87)
Large Cap Value Fund	691	(5)	443	—	444	—
Small Cap Growth Fund	378	(161)	86	(248)	162	(226)
U.S. Equity Fund	1,459	(50)	938	(522)	2,019	(36)

For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

Part I - 19

DISTRIBUTOR

Compensation Paid to JPMDS

          The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal period ended 6/30/10.

	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Intrepid Value Fund	$9,502	$2,600	$57	$505,281
Large Cap Growth Fund	18,187	24,507	400	709,948
Large Cap Value Fund	9,418	5,033	380	109,478
Small Cap Growth Fund	31,405	11,766	1,583	542,714
U.S. Equity Fund	149,209	12,244	572	630,633

* Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The following table sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal periods indicated:

Fund	Fiscal Year Ended 6/30/2008	Fiscal Year Ended 6/30/2009	Fiscal Year Ended 6/30/2010
Intrepid Value Fund	$34,846	$12,646	$9,502
Large Cap Growth Fund	24,552	7,246	18,187
Large Cap Value Fund	7,166	3,281	9,418
Small Cap Growth Fund	21,941	6,053	31,405
U.S. Equity Fund	10,087	31,913	149,209

          For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Distribution Fees

          Class R6 Shares are not subject to distribution fees. For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

          Class R6 Shares are not subject to shareholder services fees. For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

Part I - 20

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

          The Funds paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands):

Fund	Fiscal Year Ended 6/30/2008	Fiscal Year Ended 6/30/2009	Fiscal Year Ended 6/30/2010

Intrepid Value Fund

Total Brokerage Commissions	404	558	576

Brokerage Commissions to Affiliated Broker-Dealers	—	—	—

Large Cap Growth Fund

Total Brokerage Commissions	592	1,080	490

Brokerage Commissions to Affiliated Broker-Dealers	—	—	—

Large Cap Value Fund

Total Brokerage Commissions	1,122	1,136	786

Brokerage Commissions to Affiliated Broker-Dealers	—	—	—

Small Cap Growth Fund

Total Brokerage Commissions	939	863	841

Brokerage Commissions to Affiliated Broker-Dealers	—	—	—

U.S. Equity Fund

Total Brokerage Commissions	2,563	3,274	3,323

Brokerage Commissions to Affiliated Broker-Dealers	—	—	—

          For more information concerning brokerage commissions, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

          For the fiscal year ended June 30, 2010, the Advisers allocated brokerage commissions to brokers who provided broker research for the Funds as follows:

Fund	Amount
Intrepid Value Fund	$185,000
Large Cap Growth Fund	160,000
Large Cap Value Fund	296,000
Small Cap Growth Fund	191,000
U.S. Equity Fund	456,000

Securities of Regular Broker-Dealers

Part I - 21

          As of 6/30/10, the Fund owned securities of its regular broker-dealers (or parents as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned

Intrepid Value Fund	Bank of America Corporation	11,301
	Citigroup Global Markets Inc.	6,647
	Goldman Sachs and Company	3,236

Large Cap Growth Fund	N/A	—

Large Cap Value Fund	Bank of America Corporation	21,262
	Citigroup Global Markets Inc.	7,224
	Goldman Sachs and Company	10,971

Small Cap Growth Fund	N/A	—

U.S. Equity Fund	Bank of America Corporation	47,875
	Citigroup Global Markets Inc.	30,333
	Goldman Sachs and Company	29,276

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal period ended 6/30/10, JPMIM, JPMIA and SC-R&M paid approximately $109,489,573, $29,962,242 and $109,494, respectively, for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of the SAI.

Finders’ Fee Commissions

          The sale of Class R6 Shares is not subject to Finders’ Fees.

Finders’ Fees Paid By Adviser and Distributor

          For the fiscal period ended 6/30/10, the Advisers (including JPMIA for the period prior to 1/1/10) and JPMDS paid approximately $9,205,982 in finder’s fees for all J.P. Morgan Funds. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Part I - 22

TAX MATTERS

Capital Loss Carryforwards

          For Federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended June 30, 2010 (amounts in thousands):

Fund		Capital Loss Carryforwards	Expiration Date
Intrepid Value Fund		8,871	6/30/2016
		41,305	6/30/2017
		64,858	6/30/2018

	Remaining	115,034

Large Cap Growth Fund(a)		291,921	6/30/2011
		896	6/30/2012
		49,171	6/30/2018

	Remaining	341,988

Large Cap Value Fund		68,273	6/30/2017
		86,276	6/30/2018

	Remaining	154,549

Small Cap Growth Fund		45,889	6/30/2017
		10,566	6/30/2018

	Remaining	56,455

U.S. Equity Fund(b)		61,043	6/30/2017
		58,908	6/30/2018

	Remaining	119,591

(a)

Includes approximately $6,131,000 of losses acquired from JPMorgan Equity Growth Fund. A portion of the capital loss carryforward from business combinations may be limited in future years under the Internal Revenue Code Sections 381–384.

PORTFOLIO HOLDINGS DISCLOSURE

          A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

All Funds
Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies – Standard & Poor’s	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end

Part I - 23

Casey, Quirk & Associates	Monthly	10 days after month end
JPMorgan Intrepid Value Fund
JPMorgan Small Cap Growth Fund
JPMorgan U.S. Equity Fund
Vestek	Monthly	30 days after month end
JPMorgan U.S. Equity Fund
Canterbury Consulting	Monthly	30 days after month end
JPMorgan Small Cap Growth Fund
Informa Investment Solutions(PSN)	Quarterly	30 days after quarter end
JPMorgan Small Cap Growth Fund
Jeffrey Slocum & Associates, Inc.	Quarterly	30 days after quarter end
JPMorgan Intrepid Value Fund
Morgan Stanley	Quarterly	30 days after quarter end
JPMorgan Intrepid Value Fund
Morgan Stanley Smith Barney	Quarterly	30 days after quarter end
JPMorgan U.S. Equity Fund
Prime, Buchholz & Associates, Inc.	Quarterly	30 days after quarter end
JPMorgan Small Cap Growth Fund

Raymond James	Quarterly	30 days after quarter end
JPMorgan U.S. Equity Fund
Rogers Casey	Quarterly	30 days after quarter end
JPMorgan U.S. Equity Fund
Watson Wyatt Worldwide	Quarterly	30 days after quarter end
JPMorgan Intrepid Value Fund
Wells Fargo	Quarterly	30 days after quarter end

          For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

          As of September 30, 2010, the officers and Trustees owned less than 1% of the shares of any class of the Funds.

Principal Holders

          As of September 30, 2010, there were no persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of the Class R6 Shares of the Fund included in this SAI.

FINANCIAL STATEMENTS

          The Financial Statements of the Funds are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended June 30, 2010, have been audited by PricewaterhouseCoopers, LLP,

Part I - 24

an independent registered public accounting firm to the Trusts, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Fund Services at 1-800-480-4111

Part I - 25

J.P. MORGAN INCOME FUNDS

STATEMENT OF ADDITIONAL INFORMATION, PART I

July 1, 2010, as Supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Emerging Markets Debt Fund (the “Emerging Markets Debt Fund”)

Class A/JEDAX; Class C/JEDCX; Select Class/JEMDX; Class R5/JEMRX

JPMorgan Real Return Fund (the “Real Return Fund”)

Class A/RRNAX; Class C/RRNCX; Select Class RRNSX; Institutional Class/RRNNX

JPMorgan Strategic Income Opportunities Fund (the “Strategic Income Opportunities Fund”)

Class A/JSOAX; Class C/JSOCX; Select Class/JSOSX; Class R5/JSORX

JPMorgan Total Return Fund (the “Total Return Fund”)

Class A/JMTAX; Class C/JMTCX; Select Class/JMTSX; Class R5/JMTRX

JPMORGAN TRUST II (“JPMT II”)

JPMorgan Core Bond Fund (the “Core Bond Fund”)

Class A/PGBOX; Class B/OBOBX; Class C/OBOCX; Select Class/WOBDX; Ultra/JCBUX; Class R5/JCBRX; Class R2/JCBZX

JPMorgan Core Plus Bond Fund (the “Core Plus Bond Fund”)

Class A/ONIAX; Class B/ONIBX; Class C/OBDCX; Select Class/HLIPX; Institutional Class/JCBIX; Ultra/JCPUX; Class R2/JCPZX

JPMorgan Government Bond Fund (the “Government Bond Fund”)

Class A/OGGAX; Class B/OGGBX; Class C/OGVCX; Select Class/HLGAX; Ultra/*; Class R2/JGBZX

JPMorgan High Yield Fund (the “High Yield Fund”)

(formerly the “High Yield Bond Fund”)

Class A/OHYAX; Class B/OGHBX; Class C/OGHCX; Select Class/OHYFX; Ultra/JHYUX; Class R5/JYHRX; Class R2/JHYZX

JPMorgan Limited Duration Bond Fund (the “Limited Duration Bond Fund”)

(formerly the “Ultra Short Duration Bond Fund”)

Class A/ONUAX; Class B/ONUBX; Class C/OGUCX; Select Class/HLGFX; Ultra/JUSUX

JPMorgan Mortgage-Backed Securities Fund (the “Mortgage-Backed Securities Fund”)

Class A/OMBAX; Select Class/OMBIX; Ultra/JMBUX

JPMorgan Short Duration Bond Fund (the “Short Duration Bond Fund”)

Class A/OGLVX; Class B/OVBBX; Class C/OSTCX; Select Class/HLLVX; Ultra/JSDUX

JPMorgan Treasury & Agency Fund (the “Treasury & Agency Fund”)

Class A/OTABX; Class B/ONTBX; Class C/*; Select Class/OGTFX

J.P. MORGAN MUTUAL FUND GROUP (“JPMMFG”)

JPMorgan Short Term Bond Fund II (the “Short Term Bond Fund II”)

Class A/HSTGX; Select Class/TRSBX; Class M/N/A

(each a “Fund” and collectively, the “Funds”)

* The share class is not currently offered to the public.

SAI-INC-1210

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated July 1, 2010, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements dated February 28, 2010 included in the annual Shareholder Reports (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds. For more information about the Funds or the Financial Statements, simply write or call:

J.P. Morgan Funds Services

P.O Box 8528

Boston, MA 02266-8528

1-800-480-4111

PART I

GENERAL	1
The Trusts and the Funds	1
Share Classes	2
Miscellaneous	3
INVESTMENT POLICIES	4
Investment Policies of Funds that are Series of JPMT I and JPMMFG	4
Investment Policies of Funds that are Series of JPMT II	9
INVESTMENT PRACTICES	11
ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES	18
QUALITY DESCRIPTION	19
DIVERSIFICATION	20
PORTFOLIO TURNOVER	20
TRUSTEES	21
Standing Committees	21
Ownership of Securities	21
Trustee Compensation	24
INVESTMENT ADVISERS	26
Investment Advisory Fees	26
PORTFOLIO MANAGERS	27
Portfolio Managers’ Other Accounts Managed	27
Portfolio Managers - Ownership of Securities	30
ADMINISTRATOR	31
Administrator Fees	31
DISTRIBUTOR	32
Compensation Paid to JPMDS	32
Distribution Fees	33
SHAREHOLDER SERVICING	34
Shareholder Services Fees	35
BROKERAGE AND RESEARCH SERVICES	37
Brokerage Commissions	37
Broker Research	38
Securities of Regular Broker-Dealers	38
FINANCIAL INTERMEDIARY	41
Other Cash Compensation	41
Finders’ Fee Commissions	41
Finders’ Fees Paid by Advisers and Distributor	42
TAX MATTERS	42
Capital Loss Carryforwards	42
PORTFOLIO HOLDINGS DISCLOSURE	44
SHARE OWNERSHIP	45
Trustees and Officers	45
Principal Holders	45
FINANCIAL STATEMENTS	45
PRINCIPAL SHAREHOLDERS	46

please see Part II of this sai FOR ITS tABLE OF cONTENTS

GENERAL

The Trusts and the Funds

JPMorgan Trust I (“JPMT I”) is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. Each of the Funds is a series of JPMT I. JPMorgan Emerging Markets Debt Fund is a successor mutual fund to J.P. Morgan Funds that was a series of J.P. Morgan Funds(the “Predecessor J.P. Morgan Fund”) prior to February 18, 2005. The Predecessor Fund operated as a series of another legal entity prior to reorganizing and redomiciling as series of J.P. Morgan Mutual Fund Series (“JPMMFS”) on February 18, 2005.

JPMorgan Emerging Markets Debt Fund was formerly a series of the following business trust (the “Predecessor Trust”):

J.P. Morgan Funds (“JPMF”)

JPMorgan Emerging Markets Debt Fund

Shareholders of each of the Predecessor Funds approved an Agreement and Plan of Reorganization and Redomiciliation (“Shell Reorganization Agreements”) between the Predecessor Trusts (other than JPMMFS), on behalf of the Predecessor Funds (other than the series of JPMMFS), and JPMMFS, on behalf of its series. Pursuant to the Shell Reorganization Agreements, the Predecessor Funds (other than the series of JPMMFS) were reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”). With respect to events that occurred or payments that were made prior to the Closing Date, any reference to Fund(s) (other than the Short Term Bond Fund II and the Real Return Fund) in this SAI prior to the Closing Date refers to the Predecessor Funds.

On January 20, 2005, shareholders of JPMMFS approved the redomiciliation of JPMMFS as a Delaware statutory trust to be called “JPMorgan Trust I” (“Redomiciliation”). The Redomiciliation took place after the close of business on the Closing Date, at which time each Predecessor Fund became a series of JPMorgan Trust I. The Redomiciliation was effective after each of the reorganizations pursuant to the Shell Reorganization Agreements.

JPMorgan Trust II (“JPMT II”) is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004. Each of the Funds which are a series of JPMT II was formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on February 18, 2005.

The JPMorgan Short Term Bond Fund II is a series of J.P. Morgan Mutual Fund Group (“JPMMFG”), an open-end management investment company, formed on May 11, 1987 as a Massachusetts business trust. Effective May 1, 2003, JPMMFG was renamed with the approval of the Board of Trustees of JPMMFG.

New Name	Former Name
J.P. Morgan Mutual Fund Group	Mutual Fund Group

Part I - 1

2005 J.P. Morgan Funds Mergers.    After the close of business on February 18, 2005, two series of the J.P. Morgan Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds.

Target Funds	Surviving Funds
JPMorgan Bond Fund II	One Group Bond Fund (now known as JPMorgan Core Bond Fund)
JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund (now known as JPMorgan Government Bond Fund)

Fund Names.    Prior to February 19, 2005, certain JPMT I and JPMT II Funds had the following names listed below corresponding to their current names:

Former Name	Current Name
JPMorgan Fleming Emerging Markets Debt Fund	JPMorgan Emerging Markets Debt Fund
One Group Bond Fund	JPMorgan Core Bond Fund
One Group Income Bond Fund	JPMorgan Core Plus Bond Fund
One Group Government Bond Fund	JPMorgan Government Bond Fund
One Group High Yield Bond Fund	JPMorgan High Yield Fund*
One Group Mortgage-Backed Securities Fund	JPMorgan Mortgage-Backed Securities Fund
One Group Short-Term Bond Fund	JPMorgan Short Duration Bond Fund
One Group Treasury & Agency Fund	JPMorgan Treasury & Agency Fund
One Group Ultra Short-Term Bond Fund	JPMorgan Limited Duration Bond Fund**

* Prior to September 14, 2009, the JPMorgan High Yield Fund was named the JPMorgan High Yield Bond Fund.
** Prior to August 31, 2009, the JPMorgan Limited Duration Bond Fund was named the JPMorgan Ultra Short Duration Bond Fund and prior to July 1, 2006, the JPMorgan Ultra Short Duration Bond Fund was named the JPMorgan Ultra Short Term Bond Fund.

2009 J.P. Morgan Funds Mergers. After the close of business on June 26, 2009, two series of the J.P. Morgan Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds.

Target Funds	Surviving Funds
JPMorgan Bond Fund	JPMorgan Core Plus Bond Fund
JPMorgan Intermediate Bond Fund	JPMorgan Core Bond Fund

Share Classes

Share Classes.   Shares in the Funds of the Trusts are generally offered in multiple classes. The following chart shows the share classes offered by each of the Funds as of the date of this SAI:

Fund	Class A	Class B	Class C	Select Class	Institu- tional Class	Ultra	Class R5	Class M	Class R2
Core Bond Fund	X	X	X	X		X	X		X
Core Plus Bond Fund	X	X	X	X	X	X			X
Emerging Markets Debt Fund	X		X	X			X
Government Bond Fund	X	X	X	X		X*			X
High Yield Bond Fund	X	X	X	X		X	X		X

Part I - 2

Fund	Class A	Class B	Class C	Select Class	Institu- tional Class	Ultra	Class R5	Class M	Class R2
Limited Duration Bond Fund	X	X	X	X		X
Mortgage-Backed Securities Fund	X			X		X
Real Return Fund	X		X	X	X
Short Duration Bond Fund	X	X	X	X		X
Short Term Bond Fund II	X			X				X
Strategic Income Opportunities Fund	X		X	X			X
Total Return Fund	X		X	X			X
Treasury & Agency Fund	X	X	X*	X

* As of the date of this SAI, these shares had not commenced operations and are not available for investment.

The shares of the Funds are collectively referred to in this SAI as the “Shares.”

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMT II, JPMMFG, J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) (each a “J.P. Morgan Fund”, and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management, Incorporated (“SC-R&M”), and/or subadvised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Part I - 3

          Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

          The following investment policies have been adopted by each Trust with respect to the applicable Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of a Fund of JPMT I and JPMMFG (including the Fund’s investment objectives) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

          The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

          For purposes of fundamental investment restrictions regarding industry concentration, a Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions). For purposes of fundamental investment policies regarding industry concentration, an Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if an Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, an Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

INVESTMENT POLICIES OF FUNDS THAT ARE SERIES OF JPMT I AND JPMMFG

Fundamental Investment Policies

(1)	(a)	The Emerging Markets Debt Fund and the Real Return Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

Part I - 4

	(b)	The Real Return Fund, the Strategic Income Opportunities Fund and the Total Return Fund may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

	(c)	The Strategic Income Opportunities Fund and the Total Return Fund may not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry. This policy does not apply to investments in other registered investment companies in the same “group of investment companies” as that term is defined in Section 12(d)(1)(G) of the 1940 Act, securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

	(d)	The Short Term Bond Fund II may not purchase any security of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby), if as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except as permitted by the SEC. Notwithstanding the foregoing, with respect to the Fund’s permissible futures and options transactions in U.S. government securities, positions in such options and futures shall not be subject to this policy;

(2)	(a)	The Emerging Markets Debt Fund, the Real Return Fund, the Strategic Income Opportunities Fund and the Total Return Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

	(b)	The Short Term Bond Fund II may not issue any senior security (as defined in the 1940 Act) except that (i) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations under the 1940 Act or an exemptive order; (ii) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (iii) subject to the policies set forth above, the Fund may borrow money as authorized by the 1940 Act. For purposes of this policy, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security;

(3)	(a)	The Emerging Markets Debt Fund, the Real Return Fund, the Strategic Income Opportunities Fund and the Total Return Fund may not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

	(b)	The Short Term Bond Fund II may not borrow money except that the Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33⅓% of the value of the Fund’s total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. The Fund

Part I - 5

may borrow money only for temporary or emergency purposes. Any borrowings representing more than 5% of the total assets of the Fund must be repaid before the Fund may make additional investments;

(4)	The Funds may not underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

(5)	(a) The Emerging Markets Debt Fund, the Real Return Fund, the Strategic Income Opportunities Fund and the Total Return Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Funds may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate, and (c) may make direct investments in mortgages;

(b) The Short Term Bond Fund II may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages or real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

(6)	The Emerging Markets Debt Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Emerging Markets Debt Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities;

(7)	The Real Return Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Real Return Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates, currencies and commodities such as oil or gas), options on financial futures contracts (including futures contracts on indices of securities, interest rates, currencies and commodities such as oil and gas), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments;

(8)	The Strategic Income Opportunities Fund and the Total Return Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(9)	The Short Term Bond Fund II may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent the Short Term Bond Fund II from (i) purchasing or selling options on futures contracts or from

Part I - 6

investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchase or sales of foreign currencies or securities;

(10)	(a)	The Emerging Markets Debt Fund, the Real Return Fund, the Strategic Income Opportunities Fund and the Total Return Fund may make loans to other persons, in accordance with a Fund’s investment objective and policies and to the extent permitted by applicable law; and

	(b)	The Short Term Bond Fund II may not make loans, except that the Fund may:

		(i)	purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers’ acceptances and fixed time deposits) in accordance with its investment objectives and policies;

		(ii)	enter into repurchase agreements with respect to portfolio securities; and

		(iii)	lend portfolio securities with a value not in excess of 1/3 of the value of its total assets.

          In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Short Term Bond Fund II may seek to achieve its investment objectives by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

          Fundamental investment policy (2)(a) and (b) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Generally, the 1940 Act limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies – Miscellaneous Investment Strategies and Risks – Borrowings” in SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered.

          For the purposes of investment policy (5)(b) above, real estate includes Real Estate Limited Partnerships. For the purposes of investment policy (2)(b) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry”. Investment policy (2)(b) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry”. Supranational organizations are collectively considered to be members of a single “industry” for purposes of policy (2)(b) above.

Part I - 7

          Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Funds and may be changed by the Trustees of the Funds without shareholder approval. These non-fundamental investment policies require that the Funds:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Fund’s net assets would be in investments which are illiquid;

(2)	May not make short sales of securities other than short sales “against the box”, maintain a short position, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this policy will not be applied to limit the use of options, futures contracts and relation options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. No Fund has the current intention of making short sales against the box. This policy shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(4)	May not purchase or sell interests in oil, gas or mineral leases;

(5)	The Short Term Bond Fund II may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. government, its agencies and instrumentalities);

(6)	The Short Term Bond Fund II may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to the Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures;

(7)	Except as specified above, the Short Term Bond Fund II may invest in the securities of other investment companies to the extent permitted by applicable Federal securities law; provided, however, that a Mauritius holding company (a “Mauritius Portfolio Company”) will not be considered an investment company for this purpose;

(8)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act; and

(9)	Emerging Markets Debt Fund and the Short Term Bond Fund II all have an 80% investment policy which may be changed by the Fund’s Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

          For the purposes of the Funds’ investment policies, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

Part I - 8

          In order to permit the sale of its shares in certain foreign countries, the Short Term Bond Fund II may make commitments more restrictive than the investment policies and limitations described above and in their Prospectuses. Should the Short Term Bond Fund II determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state or country involved. In order to comply with certain regulatory policies, as a matter of operating policy, the Short Term Bond Fund II will not (i) borrow money in an amount which would cause, at the time of such borrowing, the aggregate amount of borrowing by such fund to exceed 10% of the value of that Fund’s total assets, (ii) invest more than 10% of such Fund’s total assets in the securities of any one issuer (other than obligations of the U.S. government, its agencies and instrumentalities), (iii) acquire more than 10% of the outstanding shares of any issuer and may not acquire more than 15% of the outstanding shares of any issuer together with other mutual funds managed by JPMorgan Chase Bank, (iv) invest more than 15% of such Fund’s net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with the procedures established by the Board of Trustees), (v) grant privileges to purchase shares of such Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights or (vi) sell, purchase or loan securities (excluding shares in such Fund) or grant or receive a loan or loans to or from the Adviser, corporate and domiciliary agent or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major shareholders (meaning a shareholder who holds, in his own or other name (as well as a nominee’s name), more than 10% of the total issued and outstanding shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other policies set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.

INVESTMENT POLICIES OF FUNDS THAT ARE SERIES OF JPMT II

Fundamental Investment Policies

Each of the Funds may not:

(1)	Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)	Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) with respect to the Mortgage-Backed Securities Fund, mortgage-backed securities; or (ii) with respect to all of the Funds, the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

(3)	Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities

Part I - 9

lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

(4)	Purchase securities on margin or sell securities short.

(5)	Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

(6)	Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(7)	Except for the Treasury & Agency Fund, purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).

(8)	Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC.

(9)	Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

(10)	Issue senior securities except with respect to any permissible borrowings.

(11)	Purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

          Fundamental investment policy (10) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Generally, the 1940 Act limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies – Miscellaneous Investment Strategies and Risks – Borrowings” in SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered.

Part I - 10

          Non-Fundamental Investment Policies The following investment policies are non-fundamental except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

No Fund may:

(1)	Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

(2)	Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

          The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

FUND NAME	FUND CODE
Core Bond Fund	1
Core Plus Bond Fund	2
Emerging Markets Debt Fund	3
Government Bond Fund	4
High Yield Bond Fund	5
Limited Duration Bond Fund	6
Mortgage-Backed Securities Fund	7
Real Return Fund	8
Short Duration Bond Fund	9
Short Term Bond Fund II	10
Strategic Income Opportunities Fund	11
Total Return Fund	12
Treasury & Agency Fund	13

Part I - 11

Instrument	Fund Code	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

	1, 2, 4-13	Mortgage-Related Securities

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.

	1-3, 5-12	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	6, 8, 10-12	Auction Rate Securities

Bank Obligations:  Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

	1-3, 5-12	Bank Obligations

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

	1-13	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	2, 3, 6, 8, 10-12	Foreign Investments (including Foreign Currencies)

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.

	1-12	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-3, 5-12	Commercial Paper
Commodity-Linked Derivatives: Securities whose value derives from the price of a commodity, including commodity futures and commodity options.	8, 12	Miscellaneous Investment Strategies and Risk

Part I - 12

Instrument	Fund Code	Part II Section Reference
Common Stock: Shares of ownership of a company.	2, 5, 11	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	2, 5, 11	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1, 2, 5-8, 11, 12	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-3, 5-12	Debt Instruments

Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

	1-3, 5-12	Swaps and Related Swap Products

Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

	1, 2, 4-13	Custodial Receipts

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	1-3, 5-11	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution or rapid development.	1-3, 5-12	Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.

	1-3, 5-12	Investment Company Securities and Exchange Traded Funds

Part I - 13

Instrument	Fund Code	Part II Section Reference

Foreign Currency Transactions: Strategies used to hedge against interest rate and currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

	2, 3, 8, 10-12	Foreign Investments (including Foreign Currencies)

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

	1-3, 5-12	Foreign Investments (including Foreign Currencies)

High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s Adviser to be of comparable quality.

	2, 3, 5, 8, 10-12	Debt Instruments

Inflation-Linked Debt Securities: Fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

	1-13	Debt Instruments
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-13	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

	1-12	Inverse Floaters and Interest Rate Caps

Investment Company Securities:  Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

	1-13	Investment Company Securities and Exchange Traded Funds
Loan Assignment and Participations: Assignments of, and participations in, all or a portion of loans to corporations or to governments, including governments of lesser developed countries.	1-3, 5-9, 11, 12	Loan Assignments and Participations

Part I - 14

Instrument	Fund Code	Part II Section Reference
Mortgages (Directly Held): Debt instruments secured by real property.	1-9, 11-13	Mortgage-Related Securities

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), and other asset-backed structures.

	1, 2, 4-13	Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

	1, 2, 4-13	Mortgage-Related Securities

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

	1, 2, 5-12	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-12	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-3, 5, 6, 8-13	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, and interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.

	1-12	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1, 2, 5, 7-9, 11, 12	Equity Securities, Warrants and Rights

Part I - 15

Instrument	Fund Code	Part II Section Reference
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-3, 5-12	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-3, 5-12	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-13	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-13	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

	1-13	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 ⅓% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1-10, 13	Securities Lending

Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

	3, 8, 11, 12	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (”GICs”) and Bank Investment Contracts (“BICs”).	1-3, 5-7, 9-12	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1-3, 6, 8-12	Foreign Investments (including Foreign Currencies)

Part I - 16

Instrument	Fund Code	Part II Section Reference

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.

	1, 2, 4, 6-12	Mortgage-Related Securities

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

	1-13	Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

	1-12	Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

	2, 3, 6, 8, 10-12	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-13	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

	1-13	Treasury Receipts

Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.

	1-3, 5-9, 11, 12	Trust Preferred

Part I - 17

Instrument	Fund Code	Part II Section Reference

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.

	1-13	Mortgage-Related Securities

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under-Book Entry Safekeeping (“CUBES”).

	1-13	U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.

	1-13	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-13	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1-13	Debt Instruments

ADDITIONAL INFORMATION REGARDING

FUND INVESTMENT PRACTICES

Investments in Foreign Obligations. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Limited Duration Bond Fund, the High Yield Fund, the Core Bond Fund, the Short Duration Bond Fund and the Mortgage-Backed Securities Fund. Investments in all types of foreign obligations or securities will not exceed 35% of the net assets of the Core Plus Bond Fund.

Part I - 18

Investments in Equity Securities. Equity Securities such as common stock will generally comprise no more than 10% of the High Yield Fund’s total assets.

QUALITY DESCRIPTION

Various Nationally Recognized Statistical Rating Organizations (“NRSROs”) assign ratings to securities. Generally, ratings are divided into two main categories: “Investment Grade Securities” and “Non-Investment Grade Securities.” Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below or in the prospectus. The Adviser will look at a security’s rating at the time of investment. If the securities are unrated, the Adviser must determine that they are of comparable quality to rated securities. Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the security.

Debt Securities. The Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating categories. The Limited Duration Bond Fund, the Core Bond Fund, the Short Duration Bond Fund, and the Mortgage-Backed Securities Fund may invest in debt securities rated in any of the four investment grade rating categories. The High Yield Fund and the Core Plus Bond Fund may purchase securities in any rating category.

Preferred Stock. The Short Duration Bond Fund and the Core Bond Fund may only invest in preferred stock rated in any of the four highest rating categories. The Mortgage-Backed Securities Fund may invest only in preferred stock rated in any of the three highest rating categories. The Core Plus Bond Fund and the High Yield Fund may invest in preferred stock in any rating category.

Municipal Securities. The Limited Duration Bond Fund, the Short Duration Bond Fund, and the Core Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories. The Mortgage-Backed Securities Fund may only invest in municipal bonds rated in any of the three highest rating categories. The Limited Duration Bond Fund, the Core Bond Fund and the Mortgage-Backed Securities Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short Duration Bond Fund may invest in such securities only if they are rated in the highest rating category. The Core Plus Bond Fund and the High Yield Fund may invest in municipal securities rated in any category.

Commercial Paper. The Short Duration Bond Fund, the Core Bond Fund, the Limited Duration Bond Fund, and the Mortgage-Backed Securities Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by Standard & Poor’s Corporation (“S&P”), Prime-2 or better by Moody’s Investors Service, Inc. (“Moody’s”), F2 or better by Fitch Ratings (“Fitch”), or R-2 or better by Dominion Bond Rating Service Limited) or if unrated, determined by the Adviser to be of comparable quality. The High Yield Fund and the Core Plus Bond Fund may purchase commercial paper rated in any category.

Mortgage-Backed Securities. The Government Bond Fund and the Treasury & Agency Fund may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other JPMT II Funds that invest in mortgage-backed securities may

Part I - 19

invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Government Bond Fund and the Treasury & Agency Fund may invest in mortgage-backed securities that are rated in one of the three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality. The Short Duration Bond Fund, the Limited Duration Bond Fund, the Mortgage-Backed Securities Fund, and the Core Bond Fund may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Adviser to be of comparable quality. The High Yield Fund and the Core Plus Bond Fund can invest in mortgage-backed securities in any rating category.

DIVERSIFICATION

JPMT I, JPMT II and JPMMFG are registered management investment companies and all of the Funds, except the Emerging Markets Debt Fund, are diversified series of JPMT I, JPMT II and JPMMFG. The Emerging Markets Debt Fund is a non-diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The tables below sets forth the Funds’ portfolio turnover rates for the last two fiscal years.

FUNDS	Fiscal Year Ended 2/28/09	Fiscal Year Ended 2/28/10
Core Bond Fund	18%	18%
Core Plus Bond Fund	17	26
Emerging Markets Debt Fund	63	124
Government Bond Fund	13	12
High Yield Fund	18	45
Limited Duration Bond Fund	0	23
Mortgage-Backed Securities Fund	15	21
Real Return Fund	335	24
Short Duration Bond Fund	51	31
Short Term Bond Fund II	91	48
Strategic Income Opportunities Fund	60*	60
Total Return Fund	353**	572
Treasury & Agency Fund	154	51

* The Strategic Income Opportunities Fund commenced operations on 10/10/08. Therefore, the fiscal period ended 2/28/09 covers the period 10/10/08-2/28/09.
** The Total Return Fund commenced operations on 6/16/08. Therefore,the fiscal period ended 2/28/09 covers the period 6/16/08-2/28/09.

Part1-20

The portfolio turnover rate for the Treasury & Agency Fund significantly decreased for the fiscal year ended 2/28/09 as compared to the fiscal year ended 2/28/10.  The higher portfolio turnover rate for the Treasury & Agency Fund for the fiscal year ended 2/28/09 as compared to the fiscal year ended 2/28/10 resulted from Treasury securities being sold to purchase either Treasury inflation-protected securities (TIPS) or Agency securities for the Fund in 2008 and early 2009.   The portfolio turnover rate for the Real Return Fund significantly decreased for the fiscal year ended 2/28/09 as compared to the fiscal year ended 2/28/10.  The higher portfolio turnover for the Real Return Fund for the fiscal year ended 2/28/09 as compared to the fiscal year ended 2/28/10 resulted from closing out the Fund’s non-government relative value strategies and increased trading in the fourth quarter of 2008. For the Emerging Markets Debt Fund, the portfolio turnover rate increased from 63% for the fiscal year ending 2/28/09 to 128% for the fiscal year ending 2/28/10.  The increase in portfolio turnover rate resulted from the Fund taking advantage of additional trading and investment opportunities as liquidity began to return to the financial markets in 2009.  The higher portfolio turnover rate also resulted from the Fund reducing its investments in sovereign debt securities and increasing its investments in corporate debt securities during the early part of 2010.  The higher portfolio turnover rate for the Total Return Fund resulted from the Fund taking advantage of additional trading and investment opportunities during periods of market volatility as well as the Fund’s use of mortgage TBAs.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit Committee met four times during the fiscal year ended February 28, 2010. The Compliance Committee met four times during the fiscal year ended February 28, 2010. The Governance Committee met six times during the fiscal year ended February 28, 2010. The Investments Committee met five times during the fiscal year ended February 28, 2010. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Funds and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies as of December 31, 2009:

Name of Trustee	Ownership of Core Bond Fund	Ownership of Core Plus Bond Fund	Ownership of Emerging Markets Debt Fund
Independent Trustees
William J. Armstrong	Over $100,000	Over $100,000	None
John F. Finn	None	None	None
Dr. Matthew Goldstein	$50,001-$100,000	None	None
Robert J Higgins	None	None	None
Peter C. Marshall	None	None	None
Marilyn McCoy	None	None	None
William G. Morton, Jr.	None	None	None
Robert A. Oden, Jr.	$50,001-$100,000	None	None

Part I - 21

Name of Trustee	Ownership of Core Bond Fund	Ownership of Core Plus Bond Fund	Ownership of Emerging Markets Debt Fund
Fergus Reid, III	None	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	Over $100,000	None	None
Interested Trustees
Frankie D. Hughes	None	None	None
Leonard M. Spalding, Jr.	None	None	None

Name of Trustee	Ownership of Government Bond Fund	Ownership of High Yield Fund	Ownership of Limited Duration Bond Fund
Independent Trustees
William J. Armstrong	None	$10,001-$50,000	None
John F. Finn	None	None	None
Dr. Matthew Goldstein	None	$10,001-$50,000	None
Robert J. Higgins	None	None	None
Peter C. Marshall	None	None	None
Marilyn McCoy	None	None	None
William G. Morton, Jr.	None	None	None
Robert A. Oden, Jr.	None	None	None
Fergus Reid, III	None	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None
Leonard M. Spalding, Jr.	None	$10,001-$50,000	None

Name of Trustee	Ownership of Mortgage-Backed Securities Fund	Ownership of Real Return Fund	Ownership of Short Duration Bond Fund
Independent Trustees
William J. Armstrong	$10,001-$50,000	$10,001-$50,000	Over $100,000
John F. Finn	None	None	None
Dr. Matthew Goldstein	None	None	None
Robert J. Higgins	None	None	None
Peter C. Marshall	None	None	None
Marilyn McCoy	None	None	None
William G. Morton, Jr.	None	None	None
Robert A. Oden, Jr.	None	None	None
Fergus Reid, III	None	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None
Leonard M. Spalding, Jr.	None	None	None

Part I - 22

Name of Trustee	Ownership of Short Term Bond Fund II	Ownership of Strategic Income Opportunities Fund	Ownership of Total Return Fund
Independent Trustees
William J. Armstrong	None	None	$10,001-$50,000
John F. Finn	None	Over $100,000	None
Dr. Matthew Goldstein	None	$10,001-$50,000	None
Robert J Higgins	None	None	None
Peter C. Marshall	None	None	None
Marilyn McCoy	None	None	None
William G. Morton, Jr.	None	$50,001-$10,000	None
Robert A. Oden, Jr.	None	None	None
Fergus Reid, III	None	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	None	$50,001-$100,000	None
Interested Trustees
Frankie D. Hughes	None	None	None
Leonard M. Spalding, Jr.	None	None	None

Name of Trustee	Ownership of Treasury & Agency Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	Over $100,000	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (145 funds).
(2) For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Part I - 23

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Core Bond Fund	Core Plus Bond Fund	Emerging Markets Debt Fund
Independent Trustees
William J. Armstrong	$4,162	$517	$102
John F. Finn	3,468	431	85
Dr. Matthew Goldstein	4,014	524	107
Robert J Higgins	4,014	524	107
Peter C. Marshall	4,509	560	110
Marilyn McCoy	4,162	517	102
William G. Morton, Jr.	3,468	431	85
Robert A. Oden, Jr.	3,468	431	85
Fergus Reid, III	6,632	865	177
Frederick W. Ruebeck	4,014	524	107
James J. Schonbachler	3,468	431	85
Interested Trustees
Frankie D. Hughes	3,468	431	85
Leonard M. Spalding, Jr.	4,162	517	102

Name of Trustee	Government Bond Fund	High Yield Fund	Limited Duration Bond Fund
Independent Trustees
William J. Armstrong	$701	$1,708	$233
John F. Finn	584	1,423	194
Dr. Matthew Goldstein	675	1,643	281
Robert J. Higgins	675	1,643	281
Peter C. Marshall	759	1,850	252
Marilyn McCoy	701	1,708	233
William G. Morton, Jr.	584	1,423	194
Robert A. Oden, Jr.	584	1,423	194
Fergus Reid, III	1,115	2,714	464
Frederick W. Ruebeck	675	1,643	281
James J. Schonbachler	584	1,423	194

Part I - 24

Name of Trustee	Government Bond Fund	High Yield Fund	Limited Duration Bond Fund
Interested Trustees
Frankie D. Hughes	584	1,423	194
Leonard M. Spalding, Jr.	701	1,708	233

Name of Trustee	Mortgage-Backed Securities Fund	Real Return Fund	Short Duration Bond Fund
Independent Trustees
William J. Armstrong	$634	$158	$1,873
John F. Finn	528	132	1,561
Dr. Matthew Goldstein	623	152	1,780
Robert J. Higgins	623	152	1,780
Peter C. Marshall	687	171	2,029
Marilyn McCoy	634	158	1,873
William G. Morton, Jr.	528	132	1,561
Robert A. Oden, Jr.	528	132	1,561
Fergus Reid, III	1,029	251	2,941
Frederick W. Ruebeck	623	152	1,780
James J. Schonbachler	528	132	1,561
Interested Trustees
Frankie D. Hughes	528	132	1,561
Leonard M. Spalding, Jr.	634	158	1,873

Name of Trustee	Short Term Bond Fund II	Strategic Income Opportunities Fund	Total Return Fund
Independent Trustees
William J. Armstrong	$74	$406	$382
John F. Finn	62	338	318
Dr. Matthew Goldstein	82	380	333
Robert J Higgins	82	380	333
Peter C. Marshall	81	439	414
Marilyn McCoy	74	406	382
William G. Morton, Jr.	62	338	318
Robert A. Oden, Jr.	62	338	318
Fergus Reid, III	136	628	551
Frederick W. Ruebeck	82	380	333
James J. Schonbachler	62	338	318
Interested Trustees
Frankie D. Hughes	62	338	318
Leonard M. Spalding, Jr.	74	406	382

Name of Trustee	Treasury & Agency Fund	Total Compensation Paid from Fund Complex(1)
Independent Trustees
William J. Armstrong	$444	$264,000
John F. Finn	370	0^

Part I - 25

Name of Trustee	Treasury & Agency Fund	Total Compensation Paid from Fund Complex(1)
Dr. Matthew Goldstein	436	253,000
Robert J Higgins	436	0^^
Peter C. Marshall	481	286,000
Marilyn McCoy	444	264,000
William G. Morton, Jr.	370	220,000
Robert A. Oden, Jr.	370	154,000^^^
Fergus Reid, III	721	418,000
Frederick W. Ruebeck	436	253,000
James J. Schonbachler	370	220,000
Interested Trustees
Frankie D. Hughes	370	220,000
Leonard M. Spalding, Jr.	444	264,000

(1) A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or (ii) have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (145 funds).
^ Does not include $220,000 of Deferred Compensation.
^^ Does not include $253,000 of Deferred Compensation.
^^^ Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISERS

Investment Advisory Fees

The table below sets forth the investment advisory fees paid by the following Funds to JPMIA or JPMIM (waived amounts are in parentheses), respectively, as applicable with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Fund	$10,902	($514)	$11,807	$(2,483)	$22,706	$(6,995)
Core Plus Bond Fund	2,826	—	2,704	—	2,797	(328)
Emerging Markets Debt Fund	1,688	(7)	1,893	—	1,044	(66)
Government Bond Fund	3,162	—	3,157	—	3,615	(132)
High Yield Fund	9,187	—	13,320	—	25,451	(602)
Limited Duration Bond Fund	2,149	(1,444)	1,021	(855)	210	(612)
Mortgage-Backed Securities Fund	1,420	(2,039)	1,521	(2,017)	1,756	(2,527)
Real Return Fund	14	(236)	11	(270)	271	(156)
Short Duration Bond Fund	1,680	(656)	3,846	(1,405)	9,585	(2,393)
Short Term Bond Fund II	557	(233)	398	(71)	221	(68)
Strategic Income	N/A	N/A	7	(101)	8,736	(2,352)
Opportunities Fund*	N/A	N/A	1,172	(98)	1,498	(240)

Part I - 26

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Total Return Fund** Treasury & Agency Fund	746	(118)	2,685	—	1,796	(62)

* The Strategic Income Opportunities Fund commenced operations on 10/10/08. Therefore, there are no advisory fees for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 10/10/08-2/28/09.
** The Total Return Fund commenced operations on 6/16/08. Therefore, there are no advisory fees for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 6/16/08-2/28/09.

Voluntary Waivers

In addition to the waivers described in the prospectuses, JPMIM, JPMFM, and JPMDS have voluntarily agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Ultra Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) for the following Funds exceed the amounts indicated below. These waivers are voluntary and may be discontinued at any time.

Ultra Shares—Voluntary Waivers
Name of Fund
Core Bond Fund	0.40%
Short Duration Bond Fund	0.30
Limited Duration Bond Fund	0.25

For a more complete discussion, see the “Investment Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of February 28, 2010:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Core Bond Fund
Douglas Swanson	8	$7,129.917	7	$6,499.441	46	$8,042.412
Christopher Nauseda	3	2,891.890	0	0	37	2,652.292

Part I - 27

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Core Plus Bond Fund
Gary J. Madich	0	0	0	0	4	182.849
Mark M. Jackson	1	269.747	2	670.716	26	4,169.052
Frederick A. Sabetta	0	0	1	20.252	1	4.498
Richard D. Figuly	4	8,209.170	0	0	30	5,158.741
Duane Huff	1	1,312.846	0	0	29	733.848
Emerging Markets Debt Fund
Pierre-Yves Bareau,	2	16.001	15	3,835.739	10	1,766.830
Matias Silvani	2	16.001	15	3,835.739	10	1,766.830
Government Bond Fund
Michael Sais	3	2,846.980	3	980.493	6	2,676.188
Scott F. Grimshaw	4	976.797	0	0	32	2,852.624
High Yield Fund
William J. Morgan	3	582.867	8	5,208.411	8	719.687
James P. Shanahan	4	3,164.814	6	1,884.698	10	1,106.698
James E. Gibson	1	542.703	0	0	0	0
Limited Duration Bond Fund
Michael Sais	3	3,913.611	3	980.493	6	2,676.188
Gregg F. Hrivnak	0	0	0	0	29	733.848
Richard Figuly	4	9198.239	0	0	30	5,158.741
Mortgage-Backed Securities Fund
Douglas Swanson	8	19,464.564	7	6,499.441	46	8,042.412
Michael Sais	3	2,448.282	3	980.493	6	2,676.188
Real Return Fund
Steven Lear	1	47194	5	2,792.210	65	7,194.208
Donald A. Clemmenson	0	0	1	75.692	2	109.114
Short Duration Bond Fund
Gregg F. Hrivnak	3	466.554	0	0	23	4,235.298
Richard D. Figuly	4	1,779.400	0	0	30	5,158.741
Short Term Bond Fund II
Gregg F. Hrivnak	3	8,106.079	0	0	23	4,235.298
Richard D. Figuly	4	9,418.025	0	0	30	5,158.741
Strategic Income Opportunities Fund
William Eigen	1	357.319	1	62.230	0	0
Timothy N. Neumann	1	357.319	1	62.230	0	0
Jarred Sherman	1	357.319	1	62.230	0	0
Total Return Fund
William Eigen	1	7,210.788	3	3,106.479	0	0
Treasury & Agency Fund
Scott F. Grimshaw	4	1,844.555	0	0	32	2,852.624
Peter D. Simons	2	1,116.284	2	4,393.009	25	3,360.705

Part I - 28

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2010.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Core Bond Fund
Douglas Swanson	0	$0	0	$0	4	$962.814
Christopher Nauseda	0	0	0	0	0	0
Core Plus Bond Fund
Gary J. Madich	0	0	0	0	0	0
Mark M. Jackson	0	0	0	0	3	130.887
Frederick A. Sabetta	0	0	0	0	0	0
Richard D. Figuly	0	0	0	0	1	831.927
Duane Huff	0	0	0	0	0	0
Emerging Markets Debt Fund
Pierre-Yves Bareau,	0	0	0	0	0	0
Matias Silvani	0	0	0	0	0	0
Government Bond Fund
Michael Sais	0	0	0	0	2	432.119
Scott F. Grimshaw	0	0	0	0	0	0
High Yield Bond Fund
William J. Morgan	1	140.084	0	0	0	0
James P. Shanahan	1	140.084	0	0	0	0
James E. Gibson	1	140.084	0	0	0	0
Limited Duration Bond Fund
Michael Sais	0	0	0	0	2	432.119
Gregg F. Hrivnak	0	0	0	0	0	0
Richard Figuly	0	0	0	0	1	831.927
Mortgage-Backed Securities Fund
Douglas Swanson	0	0	0	0	4	962.412
Michael Sais	0	0	0	0	2	432.119
Real Return Fund
Steven Lear	0	0	0	0	5	3,251.961
Donald A. Clemmenson	0	0	0	0	0	0
Short Duration Bond Fund
Gregg F. Hrivnak	0	0	0	0	0	0
Richard D. Figuly	0	0	0	0	1	831.927
Short Term Bond Fund II
Gregg F. Hrivnak	0	0	0	0	0	0
Richard D. Figuly	0	0	0	0	1	831.927

Part I - 29

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Strategic Income Opportunities Fund
William Eigen	0	0	3	3,106.479	1	33.784
Timothy N. Neumann	0	0	3	3,106.479	1	33.784
Jarred Sherman	0	0	3	3,106.479	1	33.784
Total Return Fund
William Eigen	0	0	3	3,106.479	1	33.784
Treasury & Agency Fund
Scott F. Grimshaw	0	0	0	0	0	0
Peter D. Simons	0	0	0	0	0	0

Portfolio Managers - Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2010.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Core Bond Fund
Douglas Swanson						X
Christopher Nauseda			X
Core Plus Bond Fund
Gary J. Madich					X
Mark M. Jackson				X
Frederick A. Sabetta	X
Richard D. Figuly	X
Duane Huff	X
Emerging Markets Debt Fund
Pierre-Yves Bareau	X
Matias Silvani	X
Government Bond Fund
Michael Sais				X
Scott F. Grimshaw		X
High Yield Bond Fund
William J. Morgan					X
James P. Shanahan					X
James E. Gibson				X
Limited Duration Bond Fund
Michael Sais							X
Richard Figuly	X
Gregg F. Hrivnak	X

Part I - 30

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Mortgage-Backed Securities Fund
Douglas Swanson							X
Michael Sais	X
Real Return Fund
Steven Lear	X
Donald A. Clemmenson	X
Short Duration Bond Fund
Gregg F. Hrivnak	X
Richard D. Figuly	X
Short Term Bond Fund II
Gregg F. Hrivnak	X
Richard D. Figuly	X
Strategic Income Opportunities Fund
William Eigen							X
Timothy N. Neumann				X
Jarred Sherman	X
Total Return Fund
William Eigen	X
Treasury & Agency Fund
Scott F. Grimshaw	X
Peter D. Simons	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The tables below sets forth the administration, administrative services and co-administration fees paid by the Funds to JPMorgan Funds Management, Inc. (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Fund	$1,152	($2,630)	$3,558	$(1,475)	$7,995	$(1,816)
Core Plus Bond Fund	787	(149)	557	(389)	618	(420)
Emerging Markets Debt Fund	234	(6)	260	(23)	103	(57)
Government Bond Fund	1,005	(42)	701	(413)	661	(594)
High Yield Fund	1,394	(10)	1,955	(205)	3,318	(661)
Limited Duration Bond Fund	670	(759)	173	(609)	105	(228)

Part I - 31

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Mortgage-Backed Securities Fund	743	(239)	591	(476)	740	(483)
Real Return Fund	13	(58)	—	(85)	68	(53)
Short Duration Bond Fund	672	(257)	1,683	(538)	2,996	(1,735)
Short Term Bond Fund II	231	(83)	75	(121)	83	(34)
Strategic Income Opportunities Fund*	N/A	N/A	—	(27)	1,622	(751)
Total Return Fund **	N/A	N/A	382	(74)	588	—
Treasury & Agency Fund	242	(45)	816	(130)	533	(94)

* The Strategic Income Opportunities Fund commenced operations on 10/10/08. Therefore, there are no administration fees for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 10/10/08-2/28/09.
** The Total Return Fund commenced operations on 6/16/08. Therefore, there are no administration fees for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 6/16/08-2/28/09.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended February 28, 2010 (amounts have been rounded up to the whole number).

Fund	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*

Core Bond Fund	$3,922,713	$1,074,747	$1,197	$16,489,701
Core Plus Bond Fund	254,155	62,944	113	885,707
Emerging Markets Debt Fund	6,920	1,769	—	55,920
Government Bond Fund	205,008	188,046	586	2,618,531
High Yield Fund	156,440	122,501	260	2,145,036
Limited Duration Bond Fund	3,887	3,657	—	635,403
Mortgage-Backed Securities Fund	72,642	2,660	—	89,823
Real Return Fund	59,049	10,913	3	227,592
Short Duration Bond Fund	23,664	23,163	—	1,799,678
Short Term Bond Fund II	126	—	—	383,878
Strategic Income Opportunities Fund	285,675	22,661	1,070	2,501,733
Total Return Fund	—	—	—	543
Treasury & Agency Fund	12,067	23,908	33	276,960

* Fees paid by the Fund pursuant to Rule 12b-1 are provided in “Distribution Fees” section below.

Part I - 32

The table below sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal periods indicated.

	Fiscal Year Ended 2/29/08	Fiscal Year Ended 2/28/09	Fiscal Year Ended 2/28/10
Funds
Core Bond Fund	$641,888	$724,706	$3,922,713
Core Plus Bond Fund	12,162	25,678	254,155
Emerging Markets Debt Fund	8,876	3,359	6,920
Government Bond Fund	48,889	230,707	205,008
High Yield Fund	29,137	51,288	156,440
Limited Duration Bond Fund	4,077	1,927	3,887
Mortgage-Backed Securities Fund	1,231	1,752	72,642
Real Return Fund	4,695	13,860	59,049
Short Duration Bond Fund	3,394	12,612	23,664
Short Term Bond Fund II	240	610	126
Strategic Income Opportunities Fund*	N/A	2,316	285,675
Total Return Fund**	N/A	0	—
Treasury & Agency Fund	17,321	37,960	12,067

* The Strategic Income Opportunities Fund commenced operations on 10/10/08. Therefore, there are no underwriting commissions for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 10/10/08-2/28/09.
** The Total Return Fund commenced operations on 6/16/08. Therefore, there are no underwriting commissions for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 6/16/08-2/28/09.

For more information on JPMDS, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The tables below set forth the Rule 12b-1 fees that the Funds paid to JPMDS with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Fund
Class A	$1,621	$—	$2,350	$—	$5,725	$—
Class B	551	—	581	—	868	—
Class C	685	—	1,379	—	9,869	—
Class R2	N/A*	N/A*	—^	—	27	—
Core Plus Bond Fund
Class A	118	—	115	—	271	—
Class B	42	—	37	—	52	—
Class C	31	—	79	—	562	—
Class R2	N/A*	N/A*	—^	—	—^	—
Emerging Markets Debt Fund
Class A	19	—	22	—	28	—
Class C	26	—	30	—	28	—
Government Bond Fund

Class A	452	—	736	—	1,050	—

Part I - 33

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Class B	339	—	330	—	318	—
Class C	215	—	724	—	1,245	—
Class R2	N/A*	N/A*	—^	—	6	—
High Yield Fund
Class A	215	—	192	—	1,162	—
Class B	242	—	159	—	158	—
Class C	246	—	202	—	823	—
Class R2	N/A	N/A*	—^	—	2	—
Limited Duration Bond Fund
Class A	287	—	182	—	145	—
Class B	197	—	90	—	24	—
Class C	1,548	—	758	—	467	—
Mortgage-Backed Securities Fund
Class A	41	—	41	—	90	—
Real Return Fund
Class A	3	—	20	—	52	—
Class C	4	—	69	—	176	—
Short Duration Bond Fund
Class A	151	—	171	—	456	—
Class B	110	—	66	—	32	—
Class C	137	—	143	—	1,312	—
Short Term Bond Fund II
Class A	65	—	38	—	17	—
Class M	552	—	451	—	367	—
Strategic Income Opportunities Fund**
Class A	N/A	N/A	—^	—	975	—
Class C	N/A	N/A	—^	—	1,527	—
Total Return Fund***
Class A	N/A	N/A	—^	—	—^	—
Class C	N/A	N/A	—^	—	1	—
Treasury & Agency Fund
Class A	170	—	238	—	261	—
Class B	63	—	37	—	16	—

* The Class R2 Shares commenced operations on 11/3/08.
** The Strategic Income Opportunities Fund commenced operations on 10/10/08. Therefore, there are no distribution fees for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 10/10/08-2/28/09.
*** The Total Return Fund commenced operations on 6/16/08. Therefore, there are no distribution fees for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 6/16/08-2/28/09.
^ Rounds to less than $1,000.

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Part I - 34

Shareholder Services Fees

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily NAV of Fund shares owned by or for shareholders):

Select Class, Class A, Class B and Class C and Class R2	0.25%
Institutional Class	0.10%
Class R5	0.05%
Short Term Bond Fund II – Class M Shares	0.25%

Ultra Shares do not pay shareholder service fees.

The tables below set forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Core Bond Fund
Class A	$649	$(972)	$940	$(1,410)	$2,290	$(3,435)
Class B	184	—	194	—	289	—
Class C	228	(1,070)	460	—	3,290	—
Select Class	4,279	—	5,194	(1,298)	8,903	(3,184)
Class R5	49	—	109	—	169	—
Class R2	N/A*	N/A*	—^	—^	6	(8)
Core Plus Bond Fund
Class A	104	(14)	115	—	131	(140)
Class B	14	—	12	—	17	—
Class C	11	—	26	—	187	—
Select Class	1,923	(266)	1,819	(250)	1,922	(67)
Class R2	N/A*	N/A*	—^	—^	1	—
Institutional Class	N/A**	N/A**	N/A**	N/A**	21	(2)
Emerging Markets Debt Fund
Class A	19	—	21	(1)	23	(5)
Class C	8	—	10	—^	8	(1)
Select Class	530	—	572	(23)	209	(46)
Class R5	10	—	8	(2)	2	(19)
Government Bond Fund
Class A	42	(410)	59	(677)	84	(966)
Class B	104	(9)	110	—^	106	—
Class C	66	(6)	241	—^	415	—
Select Class	31	(1,967)	—	(1,543)	—	(1,548)
Class R2	N/A*	N/A*	—^	—^	—	(3)
High Yield Fund
Class A	54	(161)	75	(117)	451	(711)
Class B	69	(12)	52	(1)	52	(1)
Class C	70	(12)	66	(1)	268	(6)
Select Class	735	(2,200)	1,772	(2,739)	3,016	(4,763)
Class R5	9	—	17	—	58	—
Class R2	N/A*	N/A*	—^	—^	1	(—^)

Part I - 35

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Funds	Paid	Waived	Paid	Waived	Paid	Waived
Limited Duration Bond Fund
Class A	230	(57)	146	(36)	116	(29)
Class B	53	(13)	24	(6)	7	(1)
Class C	413	(103)	202	(51)	125	(31)
Select Class	916	(230)	527	(132)	319	(80)
Mortgage-Backed Securities Fund
Class A	24	(17)	24	(17)	54	(36)
Select Class	159	(105)	142	(94)	208	(138)
Real Return Fund
Class A	2	(1)	12	(8)	24	(28)
Class C	1	—	14	(9)	37	(22)
Select Class	94	(64)	79	(54)	69	(51)
Institutional Class	—	(6)	—	(10)	1	(29)
Short Duration Bond Fund
Class A	151	—	171	—	456	—
Class B	37	—	22	—	11	—
Class C	46	—	48	—	437	—
Select Class	1,254	—	4,253	—	8,195	—
Short Term Bond Fund II
Class A	26	(39)	2	(36)	2	(15)
Class M	394	—	206	(116)	179	(83)
Select Class	133	(199)	4	(104)	—	(9)
Strategic Income Opportunities Fund***
Class A	N/A	N/A	—^	—	780	(195)
Class C	N/A	N/A	—^	—	408	(101)
Select Class	N/A	N/A	47	(12)	3,740	(935)
Class R5	N/A	N/A	—^	—	—^	(—^)
Total Return Fund****
Class A	N/A	N/A	—^	—	—^	(—^)
Class C	N/A	N/A	—^	—	—^	(—^)
Select Class	N/A	N/A	781	(277)	1,131	(317)
Class R5	N/A	N/A	—^	—	—^	—
Treasury & Agency Fund
Class A	—	(170)	24	(214)	—	(261)
Class B	—	(21)	1	(11)	—	(5)
Select Class	—	(529)	223	(1,764)	—	(1,282)

* Class R2 Shares commenced operations on 11/3/08.
** Institutional Class Shares of the Core Plus Bond Fund commenced operations on 6/19/09.
*** The Strategic Income Opportunities Fund commenced operations on 10/10/08. Therefore, there are no shareholder services fees for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 10/10/08-2/28/09.
**** The Total Return Fund commenced operations on 6/16/08. Therefore, there are no shareholder services fees for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 6/16/08-2/28/09.
^ Rounds to less than $1,000.

Part I - 36

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Funds paid the following brokerage commissions for the indicated fiscal periods (amounts in thousands):

Fund	Fiscal Year Ended 2/29/08	Fiscal Year Ended 2/28/09	Fiscal Year Ended 2/28/10
Core Bond Fund
Total Brokerage Commissions	$—	$—	$—
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Core Plus Bond Fund
Total Brokerage Commissions	1	2	2
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Emerging Markets Debt Fund
Total Brokerage Commissions	28	42	20
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Government Bond Fund
Total Brokerage Commissions	—	—	—
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
High Yield Fund
Total Brokerage Commissions	8	1	6
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Limited Duration Bond Fund
Total Brokerage Commissions	8	6	—
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Mortgage-Backed Securities Fund
Total Brokerage Commissions	—	—	—
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Real Return Fund
Total Brokerage Commissions	66	33	3
Brokerage Commissions to Affiliated Broker-Dealers	—^	—	—
Short Duration Bond Fund
Total Brokerage Commissions	—	—	—
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Short Term Bond Fund II
Total Brokerage Commissions	105	40	—^
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—
Strategic Income Opportunities Fund*
Total Brokerage Commissions	N/A	21	680
Brokerage Commissions to Affiliated Broker-Dealers	N/A	—	—
Total Return Fund**
Total Brokerage Commissions	N/A	—	153
Brokerage Commissions to Affiliated Broker-Dealers	N/A	—	—

Part I - 37

Fund	Fiscal Year Ended 2/29/08	Fiscal Year Ended 2/28/09	Fiscal Year Ended 2/28/10
Treasury & Agency Fund
Total Brokerage Commissions	—	—	—
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—

^ Rounds to less than $1,000.
* The Strategic Income Opportunities Fund commenced operations on 10/10/08. Therefore, there are no brokerage commissions for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 10/10/08-2/28/09.
** The Total Return Fund commenced operations on 6/16/08. Therefore, there are no brokerage commissions for the period ending 2/29/08. The fiscal period ended 2/28/09 covers the period 6/16/08-2/28/09.

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended February 28, 2010, the Adviser, either JPMIM or JPMIA, allocated brokerage commissions to brokers who provided broker research for the Funds as follows:

Fund Name	Amount
Core Bond Fund	$0
Core Plus Bond Fund	0
Emerging Markets Debt Fund	0
Government Bond Fund	0
High Yield Fund	0
Limited Duration Bond Fund	0
Mortgage-Backed Securities Fund	0
Real Return Fund	0
Short Duration Bond Fund	0
Short Term Bond Fund II	0
Strategic Income Opportunities Fund	24,500
Total Return Fund	0
Treasury & Agency Fund	0

Securities of Regular Broker-Dealers

As of February 28, 2010, certain Funds owned securities of their regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
Core Bond Fund	ABN AMRO Inc.	$938
	Banc of America Securities LLC	226,234
	Bank of America Corporation	29,328
	Barclays Capital Inc.	25,167
	Bear Stearns & Co. Inc.*	71,834
	Citigroup Global Markets Inc.	151,195
	Credit Suisse First Boston LLC	109,406
	Deutsche Bank AG	999
	Goldman Sachs and Company	68,261

Part I - 38

Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
	HSBC Securities Inc.	17,622
	Lehman Brothers Inc.	19,896
	Merrill Lynch & Co. Inc.	57,751
	Royal Bank of Scotland Group	83,722
	UBS Financial Services Inc.	13,546

Core Plus Bond Fund	ABN AMRO Inc.	1,384
	Banc of America Securities LLC	22,941
	Bank of America Corporation	4,355
	Barclays Capital Inc.	4,929
	Bear Stearns & Co. Inc.*	7,351
	Citigroup Global Markets Inc.	9,500
	Credit Suisse First Boston LLC	9,409
	Deutsche Bank AG	1,995
	Goldman Sachs and Company	8,894
	HSBC Securities Inc.	2,443
	Lehman Brothers Inc.	763
	Merrill Lynch & Co. Inc.	10,097
	Royal Bank of Scotland Group	1,129
	UBS Financial Services Inc.	1,797

Emerging Markets Debt Fund	Barclays Capital Inc.	2,146
	Citigroup Global Markets Inc.	2,384
	Deutsche Bank AG	1,526
	Lehman Brothers Inc.	1,238

High Yield Fund	Bank of America Corporation	4,785
	Barclays Capital Inc.	23,415
	Royal Bank of Scotland Group	4,352

Limited Duration Bond Fund	Bank of America Corporation	5,531
	Bear Stearns & Co. Inc.*	5,786
	Citigroup Global Markets Inc.	142
	Credit Suisse First Boston LLC	2,504
	Lehman Brothers Inc.	1,367
	Merrill Lynch & Co. Inc.	308

Mortgage-Backed Securities Fund	ABN AMRO Inc	1,455
	Banc of America Securities LLC	27,692
	Bear Stearns & Co. Inc.*	11,459
	Citigroup Global Markets Inc.	19,213
	Credit Suisse First Boston LLC	14,890
	Lehman Brothers Inc.	3,322
	Merrill Lynch & Co. Inc.	6,275
	Royal Bank of Scotland Group	15,622

Short Duration Bond Fund	ABN AMRO Inc.	11,517
	Banc of America Securities LLC	146,031

Part I - 39

Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
	Bank of America Corporation	25,513
	Barclays Capital Inc.	10,114
	Bear Stearns & Co. Inc.*	8,497
	Citigroup Global Markets Inc.	79,666
	Credit Suisse First Boston LLC	66,448
	Deutsche Bank AG	10,853
	Goldman Sachs and Company	53,864
	HSBC Securities Inc.	27,552
	Lehman Brothers Inc.	1,333
	Merrill Lynch & Co. Inc.	15,822
	UBS Financial Services Inc.	6,672

Short Term Bond Fund II	Banc of America Securities LLC	545
	Bank of America Corporation	791
	Citigroup Global Markets Inc.	1,357
	Credit Suisse First Boston LLC	843
	Deutsche Bank AG	77
	Goldman Sachs and Company	1,306
	Greenwich Capital Markets, Inc.	490
	HSBC Securities Inc.	1,418
	Lehman Brothers Inc.	522

Strategic Income Opportunities Fund	Bank of America Corporation	80,261
	Barclays Capital Inc.	27,348
	Citigroup Global Markets Inc.	35,436
	Credit Suisse First Boston LLC	1,299
	Lehman Brothers Inc.	20,725
	Royal Bank of Scotland Group	14,705

Total Return Fund	Bank of America Corporation	5,813
	Bear Stearns & Co. Inc.*	6,413
	Citigroup Global Markets Inc.	18,961
	Credit Suisse First Boston LLC	4,103
	Goldman Sachs and Company	8,287
	Greenwhich Capital Markets, Inc.	3,006
	HSBC Securities Inc.	1,390
	Lehman Brothers Inc.	1,404
	Merrill Lynch & Co. Inc.	2,698
	Royal Bank of Scotland Group	2,622
	UBS Financial Services Inc.	2,605

* The Bear Stearns Companies Inc. and its affiliates are affiliated with JPMorgan Chase & Co. These securities were purchased prior to their affiliation with the Funds.

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARIES

Part I - 40

Other Cash Compensation

During the year ended February 28, 2010, JPMIM, JPMIA, and SC-R&M paid approximately $91,557,253, $48,157,981 and $109,002, respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively, “Qualifying Funds”) may receive finders’ fees.

With respect to sales of the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, and Short Term Bond Fund II, made prior to July 1, 2010 and sales of the Mortgage-Backed Securities Fund such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 - $9,999,999*	0.50%
$10,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, Mortgage-Backed Securities Fund, or Short Term Bond Fund II is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.50% of the sale of the Class A Shares of the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, Mortgage-Backed Securities Fund, or Short Term Bond Fund II. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, and Short Term Bond Fund II made on or after July 1, 2010, such fees are paid in accordance with the folloing schedule:

Amount of Purchases	Finder’s Fees
$500,000 - $9,999,999*	0.50%
$10,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, Mortgage-Backed Securities Fund, or Short Term Bond Fund II is less than $500,000, the Financial Intermediary will receive a finder’s fee equal to 0.50% of the sale of the Class A Shares of the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, or Short Term Bond Fund II. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Income Funds (other than Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, Mortgage-Backed Securities Fund, and Short Term Bond Fund II), such fees are paid in accordance with the following schedule:

Part I - 41

Amount of Purchases	Finder’s Fees*
$1,000,000 – $3,999,999*	0.75%
$4,000,000 -- $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Funds (other than the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, Mortgage-Backed Securities Fund, and Short Term Bond Fund II) is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Fund (other than the Limited Duration Bond Fund, Short Duration Bond Fund, Treasury & Agency Fund, Mortgage-Backed Securities Fund, and Short Term Bond Fund II). The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

Finders’ Fees Paid by Advisers and Distributor

For the fiscal year ended February 28, 2010, the Advisers and JPMDS paid approximately $8,488,943 in finders’ fees for all J.P. Morgan Funds. For a more complete discussion, see the “Additional Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended February 28, 2010 (amounts in thousands):

Fund	Capital Loss Carryforwards	Expiration Date
Core Bond Fund	$10,051*	2/28/2011
	22,174*	2/29/2012
	11,693*	2/28/2013
	8,743*	2/28/2014
	14,586*	2/28/2015
	11,551*	2/29/2016
	5,421*	2/28/2017
Total	84,219

Core Plus Bond Fund	6,292*	2/28/2013
	18,288*	2/28/2014
	26,467*	2/28/2015

Part I - 42

Fund	Capital Loss Carryforwards	Expiration Date
	150,534*	2/29/2016
	81,968*	2/28/2017
	3,337*	2/28/2018
Total	286,886

Emerging Markets Debt Fund	25,858	2/28/2017
	46,659	2/28/2018
Total	72,517

Government Bond Fund	2,650	2/28/2011
	376	2/29/2012
Total	3,026

High Yield Fund	15,634	2/28/2017
	5,696	2/28/2018
Total	21,330

Limited Duration Bond Fund	3,761	2/28/2011
	10,780	2/29/2012
	5,666	2/28/2013
	2,597	2/28/2014
	2,757	2/28/2015
	4,374	2/29/2016
	42,572	2/28/2017
	10,531	2/28/2018
Total	83,038

Mortgage-Backed Securities Fund	6,725	2/29/2012
	7,518	2/28/2013
	1,459	2/28/2014
	391	2/29/2016
Total	16,093

Real Return Fund	160	2/28/2014
	1,305	2/28/2015
	4,436	2/28/2017
	584	2/28/2018
Total	6,485

Short Duration Bond Fund	1,785	2/28/2015
Total	1,785

Short Term Bond Fund II	1,675	2/29/2012
	657	2/28/2013
	14,799	2/28/2014
	10,312	2/28/2015

Part I - 43

Fund	Capital Loss Carryforwards	Expiration Date
	2,292	2/29/2016
	6,859	2/28/2017
	24,712	2/28/2018
Total	61,306

* Includes amounts from business combinations, which may be limited in future years under the Internal Revenue Code Sections 381-384.

To the extent that these capital losses are used to offset future capital gain, it is probable that gain so offset will not be distributed to shareholders. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies – Standard & Poor’s	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Core Bond Fund
Azko Nobel	Monthly	30 days after month end
Austin Bailey Health and Wellness Foundation	Monthly	30 days after month end
Callan Associates, Inc.	Quarterly	30 days after month end
Commonwealth	Quarterly	30 days after month end
Jeffrey Slocum & Associates, Inc.	Quarterly	30 days after month end
Joint Commission on Accreditation of Healthcare Organizations	Quarterly	30 days after month end
UBS	Monthly	30 days after month end
Willshire	Quarterly	30 days after month end
High Yield Fund
Callan Associates, Inc.	Monthly	30 days after month end
Raymond James	Quarterly	30 days after month end
Wachovia	Quarterly	30 days after month end
Short Duration Bond Fund
St. Lawrence University	Monthly	30 days after month end
Joint Commission on Accreditation of Healthcare Organizations	Quarterly	30 days after month end
Emerging Markets Debt Fund
Wachovia	Quarterly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

Part I - 44

SHARE OWNERSHIP

Trustees and Officers.

As of May 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

Principal Holders.

As of May 31, 2010, the persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund included in this SAI are shown in Attachment I-A.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended February 28, 2010 have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm to the Trusts, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 45

ATTACHMENT 1-A

PRINCIPAL SHAREHOLDERS

Name of Fund/Share Class	Owner And Address	Percentage Held
CORE BOND FUND
CLASS B SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	6.57%
CLASS R2 SHARES	NA BANK & CO BANK OF OKLAHOMA PO BOX 2180 TULSA OK 74101-2180	27.84%
	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	22.63%
	NEW YORK LIFE TRUST CO 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	14.87%
	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 007 GATEWAY HEALTHCARE INC 403 B 249 ROOSEVELT AVE UNIT 205 PAWTUCKET RI 02860-2134	12.03%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	10.88%
	ORCHARD TRUST CO LLC CUST OPP FUNDS RECORDK PRO RET PL 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	7.23%

Part I - 46

CLASS R5 SHARES	JPMIM* AS AGENT FOR	21.31%
	JPMORGAN SMARTRETIREMENT 2020 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	16.85%
	JPMORGAN SMARTRETIREMENT 2015 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* FBO	10.98%
	JPMORGAN SMARTRETIREMENT INCOME
	FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	STRAFE & CO*	10.33%
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PKWY
	PO BOX 710027
	COLUMBUS OH 43240-2031

	JPMIM* AS AGENT FOR	9.28%
	JPMORGAN SMARTRETIREMENT 2010 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	7.11%
	JPMORGAN SMARTRETIREMENT 2030 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	MLPF &S FOR THE SOLE BENEFIT OF	6.60%
	ITS CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR E FL 3
	JACKSONVILLE FL 32246-6484

SELECT CLASS SHARES	EDWARD D JONES & CO	36.24%
	ATTN MUTUAL FUND
	SHAREHOLDER ACCOUNTING
	201 PROGRESS PKWY
	MARYLAND HTS MO 63043-3009

Part I - 47

	JPMORGAN CHASE BANK N.A.*	9.53%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	PRUDENTIAL INVESTMENT MANAGEMENT	5.50%
	FBO MUTUAL FUND CLIENTS
	ATTN PRUCHOICE UNIT
	MAIL STOP NJ-05-11-20
	3 GATEWAY CTR STE 11
	NEWARK NJ 07102-4000

	CHARLES SCHWAB & CO INC	5.10%
	SPECIAL CUSTODY ACCOUNT
	FOR EXCLUSIVE BENEFIT OF CUSTOMERS
	ATTN MUTUAL FUNDS
	101 MONTGOMERY STREET
	SAN FRANCISCO CA 94104-4151

ULTRA SHARES	JPMORGAN CHASE 401(K) SAVINGS PLAN	28.20%
	ATTN STEPHEN D RYAN
	3 CHASE METROTECH CTR FL 5
	BROOKLYN NY 11245-0001

	STRAFE & CO*	23.33%
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PKWY
	PO BOX 710027
	COLUMBUS OH 43240-2031

	JPMORGAN CHASE* AS TRUSTEE FOR	9.12%
	AURORA HEALTH CARE INCENTIVE
	SAVINGS PLAN
	9300 WARD PARKWAY
	KANSAS CITY MO 64114-3317

	JPMORGAN CHASE BANK N.A.*	7.75%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

Part I - 48

	NFS LLC FBO	5.85%
	FIIOC INC
	100 MAGELLAN WAY # KW1C
	COVINGTON KY 41015-1987

CORE PLUS BOND FUND

CLASS B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	6.93%
	INC FOR THE SOLE BENEFIT OF
	CUSTOMERS
	4800 DEER LAKE DR EAST
	JACKSONVILLE FL 32246-6484

INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK N.A.*	41.23%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	STRAFE & CO*	23.94%
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PARKWAY
	PO BOX 711234
	COLUMBUS OH 43240-2031

	NFS LLC FBO	19.79%
	NORTHERN TRUST CO
	PO BOX 92956
	CHICAGO IL 60675-0001

	NFS LLC FBO	12.61%
	NORTHERN TRUST CO
	PO BOX 92956
	CHICAGO IL 60675-0001

CLASS R2 SHARES	ORCHARD TRUST CO LLC CUST	36.69%
	OPP FUNDS RECORDK PRO RET PL
	8515 E ORCHARD RD 2T2
	GREENWOOD VILLAGE CO 80111

	MLPF &S FOR THE SOLE BENEFIT OF	34.32%
	ITS CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR EAST 2ND FL
	JACKSONVILLE FL 32246-6484

	JP MORGAN INVESTMENT MGMT*	28.02%
	ATTN LOREN STRIFE OH1-0185
	1111 POLARIS PKWY
	COLUMBUS OH 43240-2031

Part I - 49

SELECT CLASS SHARES	JPMIM* AS AGENT FOR	29.08%
	JPMORGAN INVESTOR BALANCED FUND
	ATTN KARINA VOLVOVSKY
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	JPMIM* AS AGENT FOR	26.57%
	JPMORGAN INVESTOR CONSERVATIVE
	GROWTH FUND
	ATTN CLIENT SERVICES
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	JPMIM* AS AGENT FOR	14.34%
	JPMORGAN INVESTOR GROWTH AND INCOME
	ATTN KARINA VOLVOVSKY
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	JPMORGAN CHASE BANK N.A.*	11.17%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

ULTRA SHARES	SUSAN R ROBINSON TTEE	53.30%
	U/A 03/31/2010
	MAY LONG-TERM DISABILITY PLAN TRUST
	7 W 7TH ST
	CINCINNATI OH 45202-2424

	JPMORGAN CHASE BANK N.A.*	17.99%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	STRAFE & CO*	15.94%
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PKWY
	PO BOX 710027
	COLUMBUS OH 43240-2031

	JPMIM* AS AGENT FOR	12.75%
	FRED HUTCHINSON CANCER RESEARCH
	CENTER
	ATTN CLIENT SERVICES
	1111 POLARIS PKWY
	COLUMBUS OH 43240-2050

Part I - 50

EMERGING MARKETS DEBT FUND

CLASS A SHARES	GENWORTH FINANCIAL TRUST CO CUST	28.36%
	FBO GFWM AND MUTUAL CLIENTS
	FBO OTHER CUSTODIAL CLIENTS
	3200 N CENTRAL AVE
	PHOENIX AZ 85012-2425

	PERSHING LLC	20.62%
	P.O. BOX 2052
	JERSEY CITY NJ 07303-2052

	TD AMERITRADE INC FEBO	10.19%
	OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226

CLASS C SHARES	MORGAN STANLEY SMITH BARNEY	21.86%
	HARBORSIDE FINANCIAL CENTER
	PLAZA TWO FL 3
	JERSEY CITY NJ 07311

	MLPF &S FOR THE SOLE BENEFIT OF	5.47%
	ITS CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR E FL 3
	JACKSONVILLE FL 32246-6484

CLASS R5 SHARES	JPMIM* AS AGENT FOR	23.34%
	JPMORGAN SMARTRETIREMENT 2020 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	17.32%
	JPMORGAN SMARTRETIREMENT 2015 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	14.31%
	JPMORGAN SMARTRETIREMENT 2030 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

Part I - 51

	JPMIM* FBO	11.90%
	JPMORGAN SMARTRETIREMENT INCOME
	FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	10.14%
	JPMORGAN SMARTRETIREMENT 2010 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	8.81%
	JPMORGAN SMARTRETIREMENT 2040 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	6.59%
	JPMORGAN SMARTRETIREMENT 2025 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

SELECT CLASS SHARES	JPMIM* AS AGENT FOR	21.94%
	JPMORGAN INVESTOR CONSERVATIVE
	GROWTH FUND
	ATTN CLIENT SERVICES
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	JPMIM* AS AGENT FOR	18.16%
	JPMORGAN INVESTOR BALANCED FUND
	ATTN KARINA VOLVOVSKY
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	JPMIM* AS AGENT FOR	14.01%
	JPMORGAN INVESTOR GROWTH AND INCOME
	ATTN KARINA VOLVOVSKY
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

Part I - 52

	CHARLES SCHWAB & CO INC	12.59%
	SPECIAL CUSTODY ACCOUNT FOR
	BENEFIT OF CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	JPMIM* AS AGENT FOR	11.09%
	JPMORGAN INVESTOR GROWTH FUND
	ATTN KARINA VOLVOVSKY
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	JPMIM* AS AGENT FOR	6.22%
	JPMORGAN DIVERSIFIED FUND
	ATTN CLIENT SERVICES
	570 WASHINGTON BLVD FL 6
	JERSEY CITY NJ 07310-1617

GOVERNMENT BOND FUND
CLASS A SHARES	MLPF &S FOR THE SOLE BENEFIT OF	31.93%
	ITS CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR E FL 3
	JACKSONVILLE FL 32246-6484

CLASS B SHARES	MLPF&S	13.08%
	4800 DEER LAKE DRIVE EAST 2ND FLR
	JACKSONVILLE FL 32246-6484

CLASS R2 SHARES	MLPF &S FOR THE SOLE BENEFIT OF
	ITS CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR E FL 3
	JACKSONVILLE FL 32246-6484

	NEW YORK LIFE TRUST CO	16.35%
	169 LACKAWANNA AVE
	PARSIPPANY NJ 07054-1007

	JPMORGAN CHASE BANK* TTEE	8.86%
	FBO ADP/ACCESS 401K PROGRAM
	4 NEW YORK PLZ FL 15
	NEW YORK NY 10004-2413

Part I - 53

	PIMS/PRUDENTIAL RETIREMENT	6.82%
	AS NOMINEE FOR THE TTEE/CUST PL 006
	ORTHOPEDIC ASSOC OF HARTFORD
	85 SEYMOUR ST STE 607
	HARTFORD CT 06106-5525

SELECT CLASS SHARES	JPMIM* AS AGENT FOR	19.72%
	JPMORGAN INVESTOR CONSERVATIVE
	GROWTH FUND
	ATTN CLIENT SERVICES
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	WACHOVIA BANK FBO	17.58%
	VARIOUS RETIREMENT PLANS
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28262-8522

	JPMORGAN CHASE BANK N.A.*	13.78%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	JPMIM* AS AGENT FOR	11.09%
	JPMORGAN INVESTOR BALANCED FUND
	ATTN KARINA VOLVOVSKY
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	SEI PRIVATE TRUST CO	7.72%
	C/O SUNTRUST BANK ID866
	ATTN MUTUAL FUNDS ADMINISTRATOR
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989

	MLPF &S FOR THE SOLE BENEFIT OF	6.97%
	ITS CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR E FL 3
	JACKSONVILLE FL 32246-6484

	NFS LLC FEBO	6.45%
	REGIONS BK DBA KENNEBURT CO
	PO BOX 12365
	BIRMINGHAM AL 35202-2365

Part I - 54

HIGH YIELD FUND

CLASS A SHARES	PERSHING LLC	9.02%
	P.O. BOX 2052
	JERSEY CITY NJ 07303-2052

	UBS WM USA	6.40%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

	GENWORTH FINANCIAL TRUST CO CUST	6.16%
	FBO GFWM AND MUTUAL CLIENTS
	FBO OTHER CUSTODIAL CLIENTS
	3200 N CENTRAL AVE
	PHOENIX AZ 85012-2425

CLASS B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	6.85%
	INC FOR THE SOLE BENEFIT OF
	CUSTOMERS
	4800 DEER LAKE DR EAST
	JACKSONVILLE FL 32246

CLASS C SHARES	CITIGROUP GLOBAL MARKETS INC.	10.03%
	HOUSE ACCOUNT
	ATTN PETER BOOTH 7TH FLOOR
	333 W 34TH ST
	NEW YORK NY 10001-2402

	MERRILL LYNCH PIERCE FENNER & SMITH	9.32%
	INC FOR THE SOLE BENEFIT OF
	CUSTOMERS
	4800 DEER LAKE DR EAST
	JACKSONVILLE FL 32246

CLASS R2 SHARES	MLPF &S FOR THE SOLE BENEFIT OF	41.02%
	ITS CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR EAST 2ND FL
	JACKSONVILLE FL 32246-6484

	ORCHARD TRUST CO TTEE	14.88%
	EMPLOYEE BENEFITS CLIENTS
	8515 E ORCHARD RD # 2T2
	GREENWOOD VLG CO 80111-5002

Part I - 55

	NFS LLC FEBO	8.00%
	RELIANCE TRUSTCO TRUSTEE CUSTODIAN
	TR FBO VARIOUS RET PLANS
	1150 S OLIVE ST
	LOS ANGELES CA 90015-2211

	ORCHARD TRUST CO LLC CUST	7.40%
	OPP FUNDS RECORDK PRO RET PL
	8515 E ORCHARD RD 2T2
	GREENWOOD VILLAGE CO 80111

	FULTON BANK NA FBO	6.24%
	LANC CTY SOLID WASTE MGMT AUT
	PO BOX 3215
	LANCASTER PA 17604-3215

	FRONTIER TRUST CO FBO	5.02%
	INDEPENDENT ELECTRIC SUPPLY
	PO BOX 10758
	FARGO ND 58106-0758

CLASS R5 SHARES	JPMIM* AS AGENT FOR	19.52%
	JPMORGAN SMARTRETIREMENT 2020 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	16.40%
	JPMORGAN SMARTRETIREMENT 2030 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	11.97%
	JPMORGAN SMARTRETIREMENT 2015 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	11.00%
	JPMORGAN SMARTRETIREMENT 2040 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

Part I - 56

	JPMIM* FBO	9.01%
	JPMORGAN SMARTRETIREMENT INCOME
	FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	7.36%
	JPMORGAN SMARTRETIREMENT 2010 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	6.54%
	JPMORGAN SMARTRETIREMENT 2025 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	49.96%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	EDWARD D JONES & CO	11.00%
	ATTN MUTUAL FUND
	SHAREHOLDER ACCOUNTING
	201 PROGRESS PKWY
	MARYLAND HTS MO 63043-3009

	CHARLES SCHWAB & CO INC	5.38%
	SPECIAL CUSTODY ACCOUNT FOR THE
	BENEFIT OF CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

ULTRA SHARES	JPMORGAN CHASE BANK N.A.*	35.24%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	NORTHERN TRUST CUST	15.02%
	ATTN: JEFF KLEPPIN
	50 S LASALLE ST # B10
	CHICAGO IL 60603-1003

Part I - 57

	JPMIM* AS AGENT FOR FBO	13.73%
	JPMORGAN ACCESS BALANCED FUND
	ATTN CLIENT SERVICES
	570 WASHINGTON BLVD FL 6 # NY1-I040
	JERSEY CITY NJ 07310-1617

	NORTHERN TRUST CUST	8.59%
	FBO ARTSFARE 05 TR #2
	ATTN: JEFF KLEPPIN
	50 S LASALLE ST # B10
	CHICAGO IL 60603-1003

	JPMIM* AS AGENT FOR	6.80%
	JPMORGAN ACCESS GROWTH FUND
	ATTN CLIENT SERVICES
	570 WASHINGTON BLVD FL 6
	JERSEY CITY NJ 07310-1617

	JPMIM* AS AGENT FOR	6.52%
	JPMORGAN DIVERSIFIED FUND
	ATTN CLIENT SERVICES
	570 WASHINGTON BLVD FL 6
	JERSEY CITY NJ 07310-1617

LIMITED DURATION BOND FUND
CLASS A SHARES	TD AMERITRADE INC FEBO	14.80%
	OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226

	JPMORGAN CHASE BANK N.A.*	8.21%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

CLASS B SHARES	PERSHING LLC	9.73%
	P.O. BOX 2052
	JERSEY CITY NJ 07303-2052

	MERRILL LYNCH PIERCE FENNER & SMITH	6.52%
	INC FOR THE SOLE BENEFIT OF
	CUSTOMERS
	4800 DEER LAKE DR EAST
	JACKSONVILLE FL 32246-6484

Part I - 58

CLASS C SHARES	UBS WM USA	8.66%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

	PERSHING LLC	5.31%
	P.O. BOX 2052
	JERSEY CITY NJ 07303-2052

SELECT CLASS SHARES	JPMIM* AS AGENT FOR	34.26%
	JPMORGAN INVESTOR CONSERVATIVE
	GROWTH FUND
	ATTN CLIENT SERVICES
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	JPMIM* AS AGENT FOR	21.76%
	JPMORGAN INVESTOR BALANCED FUND
	ATTN KARINA VOLVOVSKY
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	WEISS LIQUIDATING TRUST	7.50%
	SCOTT PELTZ TTEE
	1 S WACKER DR STE 800
	CHICAGO IL 60606-4650

	JPMIM* AS AGENT FOR	5.54%
	JPMORGAN INVESTOR GROWTH FUND
	ATTN KARINA VOLVOVSKY
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	STRAFE & CO*	5.50%
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PKWY
	PO BOX 710027
	COLUMBUS OH 43240-2031

ULTRA SHARES	SEI PRIVATE TRUST CO	100.00%
	C/O SUNTRUST
	ATTN MUTUAL FUNDS ADMIN
	ONE FREEDOM VALLEY DRIVE
	OAKS PA 19456-9989

Part I - 59

MORTGAGE-BACKED SECURITIES FUND

CLASS A SHARES	UBS WM USA	27.72%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

	CHARLES SCHWAB & CO INC	15.42%
	SPECIAL CUSTODY ACCOUNT FOR
	BENEFIT OF CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	TD AMERITRADE INC FEBO	11.22%
	OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226

	MORGAN STANLEY SMITH BARNEY	6.24%
	HARBORSIDE FINANCIAL CENTER
	PLAZA TWO FL 3
	JERSEY CITY NJ 07311

SELECT CLASS SHARES	CHARLES SCHWAB & CO INC	34.10%
	SPECIAL CUSTODY ACCOUNT FOR
	BENEFIT OF CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	MARIL & CO FBO JD	7.32%
	C/O MARSHALL & ILSLEY TRUST CO NA
	11270 W PARK PL STE 400
	MILWAUKEE WI 53224-3638

	DESERET MUTUAL BENEFIT	6.21%
	ADMINISTRATORS CUST FBO
	DESERET HEALTHCARE EMPLOYEE BENEFIT
	TRUST
	60 E SOUTH TEMPLE FL 4
	SALT LAKE CTY UT 84111-1004

	JPMORGAN CHASE BANK N.A.*	5.08%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

Part I - 60

ULTRA SHARES	SAXON AND CO	14.12%
	POBOX 7780-1888
	PHILADELPHIA PA 19182-0001

	JPMIM* AS AGENT FBO NORTHERN TRUST	10.57%
	AS TRUSTEE FOR ADVOCATE HEALTHCARE
	NETWORK
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	9.04%
	HOSPITAL SISTERS OF ST FRANCIS
	ATTN CLIENT SERVICES
	1111 POLARIS PKWY 3 FL OH1-0213
	COLUMBUS OH 43240

	HALLMARK CARDS INC	8.91%
	105 ROSEMONT RD
	WESTWOOD MA 02090-2318

	STRAFE & CO*	7.91%
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PKWY
	PO BOX 710027
	COLUMBUS OH 43240-2031

	SAXON AND CO	5.72%
	POBOX 7780-1888
	PHILADELPHIA PA 19182-0001

	JPMIM* AS AGENT FOR	5.11%
	CLARLAN HEALTH PARTNERS, INC
	ATTN CLIENT SERVICES
	1111 POLARIS PKWY
	OH1-0213
	COLUMBUS OH 43240-2031

REAL RETURN FUND
CLASS A SHARES
	UBS WM USA	9.89%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

Part I - 61

INSTITUTIONAL CLASS SHARES	JPMIM* FBO	38.96%
	JPMORGAN SMARTRETIREMENT INCOME
	FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	28.48%
	JPMORGAN SMARTRETIREMENT 2010 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	16.41%
	JPMORGAN SMARTRETIREMENT 2015 FUND
	ATTN CLIENT SERVICES
	245 PARK AVE FL 7
	NEW YORK NY 10167-0002

	JPMIM* AS AGENT FOR	13.68%
	SOUTHERN UTE INDIAN TRIBE
	1111 POLARIS PKWY
	COLUMBUS OH 43240-2050

SELECT CLASS SHARES	JPMIM* AS AGENT FOR	33.12%
	JPMORGAN INVESTOR BALANCED FUND
	ATTN KARINA VOLVOVSKY
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	JPMIM* AS AGENT FOR	25.33%
	JPMORGAN INVESTOR GROWTH AND INCOME
	ATTN KARINA VOLVOVSKY
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	JPMIM* AS AGENT FOR	19.97%
	JPMORGAN INVESTOR CONSERVATIVE
	GROWTH FUND
	ATTN CLIENT SERVICES
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

	JPMIM* AS AGENT FOR	19.70%
	JPMORGAN INVESTOR GROWTH FUND
	ATTN KARINA VOLVOVSKY
	570 WASHINGTON BLVD FLOOR 6
	JERSEY CITY NJ 07310-1617

Part I - 62

SHORT DURATION BOND FUND

CLASS A SHARES	UBS WM USA	19.44%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

	MORGAN STANLEY SMITH BARNEY	5.98%
	HARBORSIDE FINANCIAL CENTER
	PLAZA TWO FL 3
	JERSEY CITY NJ 07311

CLASS B SHARES
	MERRILL LYNCH PIERCE FENNER & SMITH	13.77%
	INC FOR THE SOLE BENEFIT OF
	CUSTOMERS
	4800 DEER LAKE DR EAST
	JACKSONVILLE FL 32246-6484

CLASS C SHARES	UBS WM USA	16.06%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

	MORGAN STANLEY SMITH BARNEY	13.92%
	HARBORSIDE FINANCIAL CENTER
	PLAZA TWO FL 3
	JERSEY CITY NJ 07311

	CITIGROUP GLOBAL MARKETS INC	13.49%
	HOUSE ACCOUNT
	ATTN PETER BOOTH 7TH FL
	333 W 34TH ST
	NEW YORK NY 10001-2402

SELECT CLASS SHARES
	JPMORGAN CHASE BANK N.A.*	87.44%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

ULTRA SHARES	JPMORGAN CHASE BANK N.A.*	43.87%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	NFS LLC FBO	9.21%
	NORTHERN TRUST CO
	PO BOX 92956
	CHICAGO IL 60675-0001

Part I - 63

	BLACKSTONE HOLDINGS FINANCE CO LLC	7.16%
	C/O THE BLACKSTONE GROUP
	345 PARK AVE FL 16
	NEW YORK NY 10154-0004

	STRAFE & CO*	5.89%
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PKWY
	PO BOX 710027
	COLUMBUS OH 43240-2031

	SUB-ZERO FREEZER COMPANY INC	5.84%
	PO BOX 44130
	MADISON WI 53744-4130

SHORT TERM BOND FUND II

CLASS A SHARES	NFS LLC FEBO	30.13%
	TRAVIS K ANDERSON
	14 PERRY ST
	MORRISTOWN NJ 07960-5242

	UBS WM USA	24.08%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

	STATE STREET BANK & TRUST CO	5.52%
	CUST FOR THE TRAD IRA OF
	MICHEL F SICRE
	11 AVE DES CAVALIERS
	CH-1224 GENEVA
	SWITZERLAND

CLASS M SHARES	SUMITOMO MITSUI BANKING	99.15%
	CORPORATION FINANCIAL CONSULTING
	DEPT OPERATIONS & SYSTEMS GROUP
	3-2 MARUNOUCHI 1-CHOUME
	CHIYODAKU TOKYO 100-0005 JAPAN

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	44.83%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	NEW YORK LIFE TRUST CO	12.43%
	169 LACKAWANNA AVE
	PARSIPPANY NJ 07054-1007

Part I - 64

	NFS LLC FBO	9.56%
	JPMORGAN CHASE BANK* TRAD CUST
	IRA OF JAMES W HARRINGTON
	PO BOX 856
	FREDERICKSBRG TX 78624-0856

	STRAFE & CO*	7.02%
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PKWY
	PO BOX 710027
	COLUMBUS OH 43240-2031

STRATEGIC INCOME OPPORTUNITIES FUND

CLASS A SHARES	UBS WM USA	38.41%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

	MORGAN STANLEY SMITH BARNEY	9.39%
	HARBORSIDE FINANCIAL CENTER
	PLAZA TWO FL 3
	JERSEY CITY NJ 07311

	CHARLES SCHWAB & CO INC	7.13%
	SPECIAL CUSTODY ACCOUNT FOR
	BENEFIT OF CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

CLASS C SHARES	MLPF &S FOR THE SOLE BENEFIT OF	21.44%
	ITS CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR EAST 2ND FL
	JACKSONVILLE FL 32246-6484

	UBS WM USA	20.10%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

	CITIGROUP GLOBAL MARKETS INC	14.06%
	HOUSE ACCOUNT
	ATTN PETER BOOTH 7TH FL
	333 W 34TH ST
	NEW YORK NY 10001-2402

Part I - 65

	MORGAN STANLEY SMITH BARNEY	11.33%
	HARBORSIDE FINANCIAL CENTER
	PLAZA TWO FL 3
	JERSEY CITY NJ 07311

	CHARLES SCHWAB & CO INC	6.88%
	SPECIAL CUSTODY ACCOUNT
	FBO CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

CLASS R5 SHARES	CHARLES SCHWAB & CO INC	41.83%
	SPECIAL CUSTODY ACCOUNT FOR
	BENEFIT OF CUSTOMERS
	ATTN MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	CITY NATIONAL BANK	35.49%
	PO BOX 60520
	LOS ANGELES CA 90060-0520

	JP MORGAN INVESTMENT MGMT*	10.62%
	ATTN LOREN STRIFE OH1-0185
	1111 POLARIS PKWY
	COLUMBUS OH 43240-2031

	MG TRUST CO CUST FBO	6.17%
	BACK BAY FINANCIAL GROUP 401K
	700 17TH ST STE 300
	DENVER CO 80202-3531

	WILMINGTON TRUST RISC CUST FBO	5.88%
	ALLENDALE TELEPHONE COMPANY
	EMPLOYEES RETIREMENT PLAN
	PO BOX 52129
	PHOENIX AZ 85072-2129

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	61.83%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

Part I - 66

	CHARLES SCHWAB & CO INC	10.81%
	SPECIAL CUSTODY ACCOUNT FOR
	BENEFIT OF CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

TOTAL RETURN FUND
CLASS A SHARES	JP MORGAN INVESTMENT MGMT*	61.09%
	ATTN LOREN STRIFE OH1-0185
	1111 POLARIS PKWY
	COLUMBUS OH 43240-2031

	LPL FINANCIAL	20.50%
	FBO CUSTOMER ACCOUNTS
	ATTN MUTUAL FUND OPERATIONS
	PO BOX 509046
	SAN DIEGO CA 92150-9046

	EDWARD D JONES & CO	10.31%
	ATTN MUTUAL FUND
	SHAREHOLDER ACCOUNTING
	201 PROGRESS PKWY
	MARYLAND HTS MO 63043-3009

	AMERICAN ENTERPRISE INVESTMENT SVC	5.87%
	707 2ND AVE S
	MINNEAPOLIS MN 55402-2405

CLASS C SHARES	NFS LLC FBO	25.87%
	JPMORGAN CHASE BANK* TRAD CUST
	IRA OF BE THI NGUYEN
	4136 PURPLEFINCH LN
	MIAMISBURG OH 45342-4791

	JP MORGAN INVESTMENT MGMT*	15.35%
	ATTN LOREN STRIFE OH1-0185
	1111 POLARIS PKWY
	COLUMBUS OH 43240-2031

	NFS LLC FBO	13.26%
	RAMIREZ BYPASS TRUST
	CRES RAMIREZ
	U/A 04/12/1996
	13747 KINBROOK ST
	SYLMAR CA 91342-1743

Part I - 67

	E TRADE CLEARING LLC	12.97%
	PO BOX 1542
	MERRIFIELD VA 22116-1542

	NFS LLC FBO	12.76%
	HARI SINGH EVEREST
	PARAMJIT EVEREST JTTEN
	2219 REDDING AVE
	YUBA CITY CA 95993-1315

	NFS LLC FEBO	9.34%
	REBECCA FURGOL
	TOD DTD 07/14/2009
	6601 DENSMORE AVE
	VAN NUYS CA 91406-6027

CLASS R5 SHARES	JP MORGAN INVESTMENT MGMT*	100.00%
	ATTN LOREN STRIFE OH1-0185
	1111 POLARIS PKWY
	COLUMBUS OH 43240-2031

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	87.04%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	JPMIM* AS AGENT FOR FBO	9.68%
	JPMORGAN ACCESS BALANCED FUND
	ATTN CLIENT SERVICES
	570 WASHINGTON BLVD FL 6 # NY1-I040
	JERSEY CITY NJ 07310-1617

TREASURY & AGENCY FUND
CLASS A SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	8.85%
	INC FOR THE SOLE BENEFIT OF
	CUSTOMERS
	4800 DEER LAKE DR EAST
	JACKSONVILLE FL 32246-6484

	UBS WM USA	5.75%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

Part I - 68

CLASS B SHARES	NFS LLC FEBO	15.91%
	JENNY MAE FORD CONS
	FBO EST OF DAVID HOWARD FORD
	RESTRICTED ACCOUNT
	1819 E HALE ST
	MESA AZ 85203-3916

	STATE STREET BANK & TRUST CO	8.72%
	CUST FOR THE TRAD IRA OF
	MICHAEL J DEVITT
	511 POTOMAC DR
	WASHINGTON PA 15301-9597

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	71.79%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	STRAFE & CO*	10.54%
	BOIA-ONE GROUP OPERATIONS
	1111 POLARIS PKWY
	PO BOX 710027
	COLUMBUS OH 43240-2031

* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

          Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

Part I - 69

J.P. Morgan Municipal Bond Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

July 1, 2010 as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

Fund Name	A	B	C	Select	Institutional
JPMorgan California Tax Free Bond Fund (the “California Tax Free Bond Fund”)	JCBAX		JCBCX	JPCBX	JPICX
JPMorgan Intermediate Tax Free Bond Fund (the “Intermediate Tax Free Bond Fund”)	JITAX	JIFBX	JITCX	VSITX	JITIX
JPMorgan New York Tax Free Bond Fund (the “New York Tax Free Bond Fund”)	VANTX	VBNTX	JCNTX	VINTX	JNYTX

JPMORGAN TRUST II (“JPMT II”)

Fund Name	A	B	C	Select	Institutional
JPMorgan Arizona Municipal Bond Fund (the “Arizona Municipal Bond Fund”)	OAMAX	OAMBX	JCAMX	OGAFX
JPMorgan Michigan Municipal Bond Fund (the “Michigan Municipal Bond Fund”)	PEIAX	OMIBX	JMMCX	WOMBX
JPMorgan Municipal Income Fund (the “Municipal Income Fund”)	OTBAX	OTBBX	OMICX	HLTAX
JPMorgan Ohio Municipal Bond Fund (the “Ohio Municipal Bond Fund”)	ONOHX	OOHBX	JOMCX	HLOMX
JPMorgan Short-Intermediate Municipal Bond Fund (the “Short-Intermediate Municipal Bond Fund”)	OSTAX	OSTBX	STMCX	PGUIX	JIMIX
JPMorgan Tax Free Bond Fund (the “Tax Free Bond Fund”)	PMBAX	PUBBX	JTFCX	PRBIX

(each a “Fund” and collectively, the “Funds”)

          This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated July 1, 2010, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Reports relating to the Funds, dated February 28, 2010 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds.

For more information about the Funds or the Financial Statements, simply write or call:

J.P. Morgan Funds Services P.O. Box 8528 Boston, MA 02266-8528 1-800-480-4111

SAI-MBTF-1210

PART I

GENERAL	1
The Trusts and the Funds	1
Share Classes	2
Miscellaneous	3
INVESTMENT POLICIES	4
INVESTMENT PRACTICES	10
ADDITIONAL INFORMATION REGARDING FUNDS INVESTMENT PRACTICES	16
QUALITY DESCRIPTION	26
DIVERSIFICATION	37
PORTFOLIO TURNOVER	38
TRUSTEES	38
Standing Committees	38
Ownership of Securities	39
Trustee Compensation	40
INVESTMENT ADVISER	42
Investment Advisory Fees	42
PORTFOLIO MANAGERS	43
Portfolio Managers’ Other Accounts Managed	43
Portfolio Managers - Ownership of Securities	45
ADMINISTRATOR	47
Administrator Fees	47
DISTRIBUTOR	48
Compensation Paid to JPMDS	48
Distribution Fees	49
SHAREHOLDER SERVICING	50
Shareholder Services Fees	50
BROKERAGE AND RESEARCH SERVICES	52
Brokerage Commissions	52
Broker Research	53
Securities of Regular Broker-Dealers	54
FINANCIAL INTERMEDIARY	54
Other Cash Compensation Payments	54
Finder’s Fee Commissions	54
Finder’s Fee Paid by Adviser and Distributor	55
TAX MATTERS	55
Capital Loss Carryforwards	58
PORTFOLIO HOLDINGS DISCLOSURE	59
Share Ownership	59
Trustees and Officers	49
Principal Holders	49
FINANCIAL STATEMENTS	60
Principal Shareholders	Attachment I-A

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

PART I

GENERAL

The Trusts and the Funds

          The California Tax Free Bond Fund, the Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund are series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. The California Tax Free Bond Fund, the Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund are successor mutual funds to J.P. Morgan Funds that were series of J.P. Morgan Series Trust or J.P. Morgan Mutual Fund Select Trust (“Predecessor Funds”) prior to February 18, 2005.

          The Funds (other than the California Tax Free Bond Fund, the Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund) are series of JPMorgan Trust II (the “JPMT II”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. The Funds were formerly series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985.

Municipal Bond Funds: The Arizona Municipal Bond Fund, the Michigan Municipal Bond Fund, the Municipal Income Fund, the Ohio Municipal Bond Fund, the Short-Intermediate Municipal Bond Fund and the Tax Free Bond Fund are collectively referred to as the “Municipal Bond Funds”.

Tax Free Bond Funds: The California Tax Free Bond Fund, the Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund are collectively referred to as the “Tax Free Funds”.

Fund Names. Prior to February 19, 2005, the Municipal Bond Funds had the following names listed below corresponding to their current names:

Former One Group Name	Current Name
One Group Arizona Municipal Bond Fund	JPMorgan Arizona Municipal Bond Fund
One Group Michigan Municipal Bond Fund	JPMorgan Michigan Municipal Bond Fund
One Group Ohio Municipal Bond Fund	JPMorgan Ohio Municipal Bond Fund
One Group Short-Term Municipal Bond Fund	JPMorgan Short-Intermediate Municipal Bond Fund
One Group Tax-Free Bond Fund	JPMorgan Tax Free Bond Fund

The Predecessor Funds were formerly series of the following business trusts (the “Predecessor Trusts”):

J.P. Morgan Series Trust (“JPMST”)

JPMorgan California Tax Free Bond Fund

J.P. Morgan Mutual Fund Select Trust (“JPMMFST”)

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Part I - 1

Shareholders of each of the Predecessor Funds approved an Agreement and Plan of Reorganization and Redomiciliation (“Shell Reorganization Agreements”) between the Predecessor Trusts, on behalf of the Predecessor Funds, and JPMMFS, on behalf of its series. Pursuant to the Shell Reorganization Agreements, the Predecessor Funds were reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”). With respect to events that occurred or payments that were made prior to the Closing Date, any reference to Fund(s) in this SAI prior to the Closing Date refers to the Predecessor Funds.

On January 20, 2005, shareholders of JPMMFS approved the redomiciliation of JPMMFS as a Delaware statutory trust to be called “JPMorgan Trust I” (“Redomiciliation”). The Redomiciliation took place after the close of business on the Closing Date, at which time each Fund became a series of JPMorgan Trust I. The Redomiciliation was effective after each of the reorganizations pursuant to the Shell Reorganization Agreements.

JPMST. Prior to February 19, 2005, the California Tax Free Bond Fund was a series of JPMST, an open-end management investment company which was organized as a Massachusetts business trust on August 15, 1996.

JPMMFST. Prior to February 19, 2005, the Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund were series of JPMMFST, an open-end management investment company which was organized as a Massachusetts business trust on October 1, 1996.

After the close of business on February 18, 2005, the JPMorgan Intermediate Tax Free Income Fund acquired all of the assets and liabilities of One Group Intermediate Tax-Free Bond Fund pursuant to an Agreement and Plan of Reorganization dated November 22, 2004 between JPMMFST, on behalf of JPMorgan Intermediate Tax Free Income Fund, and One Group Mutual Funds, on behalf of One Group Intermediate Tax-Free Bond Fund (“Merger Agreement”). Following the merger, the terms of which were set forth in the Merger Agreement, the JPMorgan Intermediate Tax Free Income adopted the name “JPMorgan Intermediate Tax Free Bond Fund” effective February 19, 2005.

Fund Names. Effective February 19, 2005, the following Predecessor Funds were renamed with the approval of the Board of Trustees of JPMST or JPMMFST, as applicable:

New Name	Former Name
JPMorgan California Tax Free Bond Fund	JPMorgan California Bond Fund
JPMorgan Intermediate Tax Free Bond Fund	JPMorgan Intermediate Tax Free Income Fund
JPMorgan New York Tax Free Bond Fund	JPMorgan New York Intermediate Tax Free Income Fund
JPMorgan Short Term Municipal Bond Fund	One Group Short-Term Municipal Bond Fund

          Effective April 30, 2009, the JPMorgan Short Term Municipal Bond Fund (formerly the One Group Short-Term Municipal Bond Fund) was renamed, with the approval of the Board of Trustees of JPMT II, to the JPMorgan Short-Intermediate Municipal Bond Fund. For ease of reference, throughout this SAI, the Board of Trustees of JPMT I, the Board of Trustees of JPMT II and the Boards of Trustees of the Predecessor Trusts are referred to herein collectively as the “Board of Trustees.”

Share Classes

The Trustees of the Funds have authorized the issuance of the following classes of shares of the Funds:

Part I - 2

Fund	Class A	Class B	Class C	Select Class	Institutional Class
Arizona Municipal Bond Fund	X	X	X	X
Michigan Municipal Bond Fund	X	X	X	X
Municipal Income Fund	X	X	X	X
Ohio Municipal Bond Fund	X	X	X	X
Short-Intermediate Municipal Bond Fund*	X	X	X	X	X
Tax Free Bond Fund	X	X	X	X
California Tax Free Bond Fund	X		X	X	X
Intermediate Tax Free Bond Fund	X	X	X	X	X
New York Tax Free Bond Fund	X	X	X	X	X

*	Effective April 30, 2009, the Fund changed its name from the “Short Term Municipal Bond Fund” to the “Short- Intermediate Municipal Bond Fund”.

The following chart shows the share classes offered by each of the Funds as of the date of this SAI:

Fund	Class A	Class B	Class C	Select Class	Institutional Class
Arizona Municipal Bond Fund	X	X	X	X
Michigan Municipal Bond Fund	X	X	X	X
Municipal Income Fund	X	X	X	X
Ohio Municipal Bond Fund	X	X	X	X
Short-Intermediate Municipal Bond Fund*	X	X	X	X	X
Tax Free Bond Fund	X	X	X	X
California Tax Free Bond Fund	X		X	X	X
Intermediate Tax Free Bond Fund	X	X	X	X	X
New York Tax Free Bond Fund	X	X	X	X	X

*	Effective April 30, 2009, the Fund changed its name from the “Short Term Municipal Bond Fund” to the “Short- Intermediate Municipal Bond Fund”.

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

Part I - 3

          This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMT II, JPMMFG, J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) (each a “J.P. Morgan Fund,” and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT, and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees” and each trustee or director is referred to as a “Trustee.”

          The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

          Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Funds is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

          The following investment policies have been adopted by the Trusts with respect to the applicable Funds. The investment restrictions listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of a Fund (including its investment objectives) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

          The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

Part I - 4

          For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

INVESTMENT RESTRICTIONS AND POLICIES OF THE FUNDS THAT ARE SERIES OF JPMT II

Fundamental Investment Policies.

The Tax Free Bond Fund, the Short-Intermediate Municipal Bond Fund and the Municipal Income Fund may not:

1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to Municipal Securities or governmental guarantees of Municipal Securities, and with respect to the Municipal Income Fund, housing authority obligations. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

The Arizona Municipal Bond Fund, the Michigan Municipal Bond Fund and the Ohio Municipal Bond Fund may not:

1. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and (ii) this limitation does not apply to Municipal Securities or Ohio Municipal Securities, Arizona Municipal Securities, and Michigan Municipal Securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. In addition, with respect to the Arizona Municipal Bond Fund, for purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issued shall not be deemed to be Municipal Securities or Arizona Municipal Securities (for the Arizona Municipal Bond Fund).

The following policy applies to the Arizona Municipal Bond Fund:

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Arizona personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

Part I - 5

The following policy applies to the Michigan Municipal Bond Fund:

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Michigan personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

The following policy applies to the Ohio Municipal Bond Fund:

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from both federal and Ohio personal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

The following policy applies to the Short-Intermediate Municipal Bond Fund, the Tax Free Bond Fund and the Municipal Income Fund:

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

The following policy applies to the Municipal Income Fund:

Under normal market circumstances, at least 80% of the assets of the Municipal Income Fund will be invested in Municipal Securities.

None of the Municipal Bond Funds may:

1. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information and (iv) make loans to the extent permitted by an order issued by the SEC.

None of the Funds may:

1. Purchase securities on margin or sell securities short except, in the case of the Municipal Bond Funds, for use of short-term credit necessary for clearance of purchases of portfolio securities.

2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

3. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time.

4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).

5. Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

6. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

7. Issue senior securities except with respect to any permissible borrowings.

Part I - 6

8. Purchase or sell real estate (however, each Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

          Non-Fundamental Policies. The following investment policies are non-fundamental and therefore can be changed by the Board of Trustees without prior shareholder approval.

The Arizona Municipal Bond Fund, the Michigan Municipal Bond Fund and the Ohio Municipal Bond Fund will not:

1. Purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of other investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 50% of the Fund’s total assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

No Municipal Bond Fund may:

1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

No Municipal Bond Fund may:

1. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT RESTRICTIONS AND POLICIES OF THE FUNDS THAT ARE SERIES OF JPMT I

Fundamental Investment Policies.

(1)      (a) The California Tax Free Bond Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

          (b) The Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund’s permissible futures and options transactions in U.S. government securities, positions in options and futures shall not be subject to this restriction. Industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” However, it is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry.” Supranational organizations are collectively considered to be members of any “industry”;

Part I - 7

(2)      (a) The California Tax Free Bond Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

          (b) The Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund may not issue any senior security (as defined in the 1940 Act), except that (i) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (ii) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (iii) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Fund’s permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security;

(3) The California Tax Free Bond Fund, Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund may not borrow money, except to the extent permitted by applicable law;

(4) The Tax Free Funds may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

(5)      (a) The California Tax Free Bond Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and (c) may make direct investments in mortgages;

          (b) The Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded. Real estate includes Real Estate Limited Partnerships;

(6)      (a) The California Tax Free Bond Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities;

          (b) The Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

(7) The Funds may make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law; and

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(8) All of the Funds have an 80% investment policy which is fundamental and may not be changed without shareholder approval.

The following policy applies to the California Tax Free Bond Fund:

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal securities, the income from which is exempt from federal and state personal income taxes for California residents and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes.

The following policy applies to the New York Tax Free Bond Fund:

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, and not subject to the federal alternative minimum tax on individuals. “Assets” means net assets, plus the amount of borrowings for investment purposes.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each of the Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Tax Free Funds and may be changed by the Trustees of the Funds without shareholder approval. These non-fundamental investment policies require that:

(1) The Tax Free Funds may not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2) The Tax Free Funds may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3) The Tax Free Funds may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(4) The Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund may not, with respect to 50% of its total assets, hold more than 10% of the outstanding voting securities of any issuer;

(5) The Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund may not purchase or sell interests in oil, gas or mineral leases;

(6) The Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

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(7) The Tax Free Funds may not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

For purposes of the Tax Free Funds’ investment policies, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

INVESTMENT PRACTICES

          The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

FUND NAME	FUND CODE
Arizona Municipal Bond Fund	1
Michigan Municipal Bond Fund	2
Municipal Income Fund	3
Ohio Municipal Bond Fund	4
Short-Intermediate Municipal Bond Fund	5
Tax Free Bond Fund	6
California Tax Free Bond Fund	7
Intermediate Tax Free Bond Fund	8
New York Tax Free Bond Fund	9

Instrument	Fund Code	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	5	Mortgage-Related Securities

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.	1-9	Asset-Backed Securities

Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	1-9	Auction Rate Securities

Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1-9	Bank Obligations

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Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	1-9	Miscellaneous Investment Strategies and Risks

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	1-9	Options and Futures Transactions

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-9	Commercial Paper

Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-9	Debt Instruments

Credit Default Swap (“CDS”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	1-9	Swaps and Related Swap Products

Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	1-9	Custodial Receipts

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1-9	Demand Features

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Exchange Traded Fund (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.	1-9	Investment Company Securities and Exchange Traded Funds

High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s adviser to be of comparable quality.	1-9	Debt Instruments

Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-9	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1-9	Inverse Floating and Interest Rate Caps

Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	1-9	Investment Company Securities and Exchange Traded Funds

Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments in less developed countries.	1-9	Loan Assignments and Participations

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collaterized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.	1-9	Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	5	Mortgage-Related Securities

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Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1-9	Municipal Securities

New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-9	Miscellaneous Investment Strategies and Risks

Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	5	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, and (b) futures contracts on securities and indexes of securities.	1-9	Options and Futures Transactions

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	5	Equity Securities, Rights and Warrants

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933 such as privately placed commercial paper and Rule 144A securities.	1-9	Miscellaneous Investment Strategies and Risks

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-9	Repurchase Agreements

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as borrowing by a Fund.	5	Reverse Repurchase Agreements

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Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1-9	Securities Lending

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-9	Short-Term Funding Agreements

Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	5	Foreign Investments (including Foreign Currencies)

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	1-9	Mortgage-Related Securities

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	1-9	Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	1-9	Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	1-9	Swaps and Related Swap Products

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Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-9	Miscellaneous Investment Strategies and Risks

Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	1-9	Treasury Receipts

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	1-9	Mortgage-Related Securities

U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”).	1-9	U.S. Government Obligations

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	1-9	Debt Instruments

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-9	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

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Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1-9	Debt Instruments

ADDITIONAL INFORMATION REGARDING FUNDS INVESTMENT PRACTICES

The following information is a summary of special factors that may affect any Fund invested in municipal securities from the States of Arizona, California, Michigan, New York and Ohio and is derived from public official documents relating to securities offerings of state issuers, which generally are available to investors. The following information constitutes only a brief summary of the information in such public official documents; it has not been independently verified and does not purport to be a complete description of all considerations regarding investment in the municipal securities discussed below.

The value of the shares of the Funds discussed in this section may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or other local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally.

Arizona Municipal Securities

As used in this SAI, the term “Arizona Municipal Securities” refers to municipal securities, the income from which is excluded from the gross income of the owners thereof for Federal income tax purposes, and is exempt from the taxable income of the owners thereof for State of Arizona income tax purposes.

Risk Factors Regarding Investments in Arizona Municipal Securities. Given that the Arizona Municipal Bond Fund is invested primarily in Arizona Municipal Securities, the Fund is subject to risks relating to the economy of the state of Arizona (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy. The State’s economy has been negatively impacted by the recession that began in December 2007. Since the start of the recession, the State’s unemployment rate has more than doubled, from 4.3% in December 2007 to 9.2% in December 2009. Additionally, according to the Governor’s Budget for fiscal year 2011 (the “Governor’s Budget”), released on January 8, 2010, the State’s retail activity is down by 19.7%, home prices have fallen 41.8% and construction activity, historically one of the pillars of the State’s economy, is down by 51.8%, compared with December 2007.

State revenues have declined for three consecutive years. For fiscal year 2010, they are projected to be 34% less than in fiscal year 2007. At the same time as revenues have decreased, the State has faced increased demand for State services. The increase in demand for State services during the recession is illustrated by enrollment growth in the Arizona Health Care Cost Containment System (“AHCCCS”), the State’s Medicaid agency. Since the end of fiscal year 2007, AHCCCS has added 312,400 new members.

The State began facing budget gaps in fiscal year 2008. During fiscal year 2008, the State balanced its budget in part by relying on the “rainy day” fund. By fiscal year 2009, the budget challenges had grown, and again the “rainy day” fund and other sources of one-time revenues were used. In addition,

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certain agencies had their obligations deferred; agency budgets were reduced; and federal American Recovery & Reinvestment Act (the “ARRA”) monies were used. Nevertheless, fiscal year 2009 ended with a $480 million deficit. According to the Governor’s Budget, the State faces a fiscal year 2010 budget shortfall that, without any action is projected to reach $1.4 billion by June 30, 2010. The projected shortfall equals 36% of the remaining operating budget for fiscal year 2010 and 46% of the expected remaining revenues to be received in fiscal year 2010. In addition, the State faces a projected fiscal year 2011 deficit of $3.2 billion.

While the recession is a significant factor in the fiscal year 2010 deficit and in the deficits projected for 2011 and beyond, the State also has a structural deficit, in that there is a misalignment between its revenues and its expenditures. Factors contributing to this misalignment include a combination of reduced revenues, program expansions, continuing population growth, constraints imposed by voters, and the federal government.

Reduced Revenues. State revenues have been reduced partially by a series of tax cuts in personal and corporate income taxes. The most recent significant reduction for the corporate income tax occurred in calendar year 2005. This change (relating to the allocation of multi-state corporate income to Arizona) was estimated at the time of enactment to have, in fiscal year 2011, a fully phased-in impact of $120 million. The most recent significant reduction to the individual income tax was enacted in calendar year 2006. This legislation provided for a 5% rate reduction in fiscal year 2006 and an additional 5% rate reduction in fiscal year 2007. The cumulative impact of these reductions was estimated at the time of enactment to be $334 million per year.

Program Expansions. Before the current recession started in December 2007, the State, via legislation, judicial mandate or public vote, embarked on several costly programs and initiatives without identifying ways to pay for them. An example involves a property tax reform that has gradually reduced the local property tax, and shifted the school funding obligation to the State General Fund (“General Fund”). This local property tax reduction is estimated to have cost the State approximately $700 million in fiscal year 2010. Another example involves a voter initiative that expanded AHCCCS eligibility, resulting in additional enrollment in AHCCCS. The estimated fiscal year 2010 cost for the expansion in AHCCCS eligibility has grown to nearly $800 million in State funds (excluding the impact of enhanced ARRA funding).

Population Growth. Since the end of World War II, Arizona has consistently ranked among America’s fastest growing states. While that growth has fueled State revenues, it has also increased demand for a variety of State services, which include education, health care and corrections.

Voter-Imposed Constraints. Two voter-approved initiatives have limited the ability of State government to manage revenues and expenditures and exercise budgetary control: Proposition 108 and Proposition 105. In 1992, in order to make it more difficult for the State Legislature (“Legislature”) to raise taxes or fees, Arizona voters approved Proposition 108. The measure requires a two-thirds vote of each house of the Legislature for any act that results in a “net increase” in State revenues. In 1998, the voters approved Proposition 105, which limits the Legislature’s ability to change the provisions of voter-approved programs and forces the State to continue spending for those same programs without any consideration of budget problems.

Federal Government. The ARRA provides economic stimulus funding and federal assistance to state governments to balance budgets. From fiscal year 2009 through fiscal year 2011, the State’s General Fund is scheduled to receive approximately $2.8 billion in ARRA funding, to be used largely for education and for health care for low-income persons. While the ARRA funding has helped the State address its recent and expected deficits, it comes with certain conditions. Most notably, the State agreed

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to: maintain, through the end of fiscal year 2011, spending for K-12, community college and universities at the fiscal year 2006 levels; and maintain, through December 2010, AHCCCS eligibility criteria as of the date of ARRA’s enactment, notwithstanding that, since the enactment date, Arizona’s AHCCCS enrollment has grown by 188,500 Arizonans. As a result of these ARRA “maintenance of effort” requirements, approximately $6.8 billion, representing two-thirds of the State’s $9.9 billion “continuing service” budget for fiscal year 2011, is federally protected from spending reductions.

General Risks. Many complex political, social, and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year. Such factors include, but are not limited to: (i) developments with respect to the national economy as a whole, (ii) developments with respect to consumer confidence; (iii) developments with respect to the construction and real estate; (iv) developments with respect to U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to the State; and (v) actions taken by the federal government, including audits, disallowances, and changes in aid levels.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition. Such factors could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State’s and municipal issuers’ outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

Governor’s Budget. The Governor’s Budget, introduced on January 8, 2010, contains recommendations to close the projected $1.4 fiscal year 2010 budget gap as well as recommendations for resolving the projected $3.2 billion fiscal year 2011 budget gap. The discussion that follows highlights the major features of the Governor’s Budget for the remainder of fiscal year 2010 and for fiscal year 2011.

Expenditure Requirements. The Governor’s Budget increases spending in certain areas. These include funding for AHCCCS to accommodate federally and voter mandated funding for growing Medicaid populations; the Arizona Department of Corrections for opening new state prisons; employee health care; and growing debt service. Additionally, almost $1 billion in federal stimulus funding provided in fiscal year 2010 expires in fiscal year 2011. The Governor’s Budget recommends replacing less than half ($441.5 million) with General Fund dollars.

Restructuring. One focus of the Governor’s Budget is a plan to better align revenues and expenditures. Examples of the restructuring include, but are not limited to, K-12 education, healthcare, and the lottery. In regard to K-12 education, the Governor’s Budget recommends eliminating State support of full-day kindergarten and eliminating the excess utility supplement. These two measures combined are projected to save approximately $315 million. In regard to health care, the Governor’s Budget recommends withdrawing General Fund support for the Proposition 204 population within Medicaid, and, as a consequence, eliminating health coverage for childless adults who were added under Proposition 204. Because this funding is protected by both federal law and the Proposition 105, the recommendation is based on a January 1, 2011 start date, after the federal protections have expired, the Medicaid waiver has been amended, and the recommendation is ratified by the voters. In regard to the lottery, the Governor’s Budget requests a 20-year extension of the lottery, with the retroactive redirection of the major revenue streams to the General Fund. The redirection is projected to provide $29.8 million in fiscal year 2010 and $59.6 million in fiscal year 2011.

Temporary steps. The Governor’s Budget proposes certain temporary measures pertaining to funding education. For example, the Governor’s Budget recommends a temporary $180 million decrease

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in soft capital funding for school districts and a $10 million reduction in charter school per-pupil support levels. After accounting for that reduction, and the elimination of State funding for full-day kindergarten discussed above, expenditures for the K-12, community college, and university systems will be protected at fiscal year 2006 levels. The Governor’s Budget also recommends an across-the-board salary reduction for all non-university State employees.

One-time steps. The Governor’s Budget proposes the use of one-time funds for both fiscal year 2010 and fiscal year 2011. For fiscal year 2010, the Governor’s Budget recommends expanding the Sale/Leaseback program by $300 million and issuing $450 million in revenue bonds supported by lottery revenues. For fiscal year 2011, the Governor’s Budget proposes a short-term borrowing of $260 million from the Arizona Early Childhood Development & Health Board, also known as First Things First. The Governor’s Budget also recommends an additional $450 million in education rollovers, including the May K-12 payment and $100 million in university payments.

Revenue increases. The Governor’s Budget recommends a temporary (March 1, 2010, through fiscal year 2013) “one cent” increase to the Transaction Privilege Tax (“TPT”). During the same period, the Governor’s Budget also proposes both expanding the TPT base to include repair services and eliminating the TPT accounting credit. These changes will raise $215 million in fiscal year 2010 and $1.07 billion in fiscal year 2011. The Governor’s Budget further proposes lowering the threshold for estimated TPT payments from the current level of $1 million in TPT liability from the preceding year to $100,000. This change, while merely an acceleration of existing liability, is projected to provide a one-time benefit of $48 million in fiscal year 2010. Finally, the Governor’s Budget proposes permanent changes to the Arizona Department of Revenue (“DOR”), including increasing the DOR audit and collections staffs and making several statutory changes to increase collection of tax liabilities. The Governor’s Budget estimates these changes will improve collections by $17.8 million in fiscal year 2011.

Constitutional Limitations on Taxes. The Arizona Constitution limits the amount of debt that can be issued by the State’s counties, cities, towns, school districts and other municipal corporations in the form of indebtedness payable from property taxes or other general fund sources. In general, those political subdivisions may not become indebted in an amount exceeding 6% of the value of the taxable property in the political subdivision without the approval of a majority of the qualified electors voting at an election. Furthermore, no county or school district may become indebted in an amount exceeding 15% (30% for unified school districts) of the value of the taxable property, even with voter approval. In addition, with voter approval, incorporated cities or towns may become indebted in an amount up to 20% of the value of the taxable property for the purposes of supplying water, light, sewers, open space preserves, parks, playgrounds, recreational facilities, transportation and public safety. These constitutional debt limits generally do not apply to revenue bonds payable from special fund revenue sources.

State Debt. The State, itself, has no general obligation debt. The Arizona Department of Transportation, the Arizona Board of Regents, the Arizona Power Authority, the Water Infrastructure and Finance Authority of Arizona and the Arizona School Facilities Board are authorized to issue revenue bonds for their respective purposes. In addition, the State has financed certain capital improvements and equipment through the execution and sale of certificates of participation, which represent undivided agreements that are subject to annual appropriations by the Arizona Legislature.

Litigation. The State is party to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay

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debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund’s investments.

Bond Ratings. As of March 23, 2010, the State had an issuer rating of AA- by Standard & Poor’s Rating Services, a division of the McGraw-Hill Companies, Inc. (“S&P”) and A1 by Moody’s Investors Service, Inc. (“Moody’s”), each reflecting a recent downgrade. On December 23, 2009, S&P lowered the State’s issuer rating from to AA- from AA and on December 22, 2009, Moody’s lowered the State’s issuer rating to A1 from Aa3.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

California Municipal Securities

Under normal circumstances, the California Tax Free Bond Fund invests at least 80% of its total assets in municipal securities. For purposes of this policy, “municipal securities” has the same meaning as California Municipal Securities. California Municipal Securities are obligations of any duration (or maturity) issued by California, its political subdivisions and their agencies, authorities and instrumentalities and any other obligations, the interest from which is exempt from California personal income tax. The interest from many but not all California Municipal Securities also is exempt from federal income tax. The California Tax Free Bond Fund may also invest in debt obligations of state and municipal issuers outside of California. In general, the interest on such securities is exempt from federal income tax but subject to California income tax. A portion of the Fund’s distributions from interest on California Municipal Securities and other municipal securities in which the California Tax Free Bond Fund invests may under certain circumstances be subject to federal alternative minimum tax. See “Tax Matters.”

Risk Factors Affecting California Municipal Securities. Given that the California Tax Free Bond Fund is invested primarily in California Municipal Securities, the Fund is subject to risks relating to the economy of the state of California (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy. California’s economy, the largest among the 50 states, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction, and services. The relative proportion of the various components of the State economy resembles the make-up of the national economy, and as a result events that negatively affect such industries may have a similar impact on the State and national economies.

Since the start of calendar year 2008, the State has experienced the most significant economic downturn and financial pressure since the Great Depression of the 1930s. As a result of continuing weakness in the State economy, State tax revenues have declined precipitously, resulting in large budget gaps and cash shortfalls. Introduced on January 8, 2010, the Governor’s Budget for fiscal year 2010-11 (“2010-11 Governor’s Budget”) estimated a new budget gap of $19.9 billion, of which $6.6 billion is estimated to be attributable to the 2009-10 fiscal year. The major reasons for the new budget gap include continued deterioration of revenues, federal and state court decisions, and failure to achieve all the budget solutions and savings anticipated in previously-enacted budgets. The Governor proposed a large number of steps to close this gap, consisting principally of expenditure reductions, seeking additional aid from the federal government, various shifts in funding responsibilities and new revenue sources. The Governor

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declared a fiscal emergency and called a special session of the California Legislature (“Legislature”) beginning January 8, 2010, to address budget solutions. The special session is described in more detail below under “March 2010 Special Session.”

The sharp drop in revenues in fiscal years 2008-09 and 2009-10 also caused a significant depletion of cash resources to pay the State’s obligations. For a period of one month beginning in February 2009, the State deferred making certain payments from the State’s General Fund (“General Fund”) in order to conserve cash resources for high priority obligations, such as education and debt service. As new budget gaps were identified, the State’s cash resources became so depleted that, commencing July 2, 2009, the State Controller (“Controller”) began to issue registered warrants (“IOUs”) for certain lower priority obligations in lieu of checks that could be immediately cashed. In late August 2009, the State called all $2.6 billion of its outstanding IOUs for redemption on September 4, 2009. This was only the second issuance of IOUs by the State since the 1930s. The 2010-11 Governor’s Budget and the Controller projected continuing cash pressures during fiscal year 2010-11. Legislation enacted during the fiscal emergency special session in early March 2010 is expected to provide the State with authority to defer certain payments to help the State avoid cash flow difficulties during the 2010-11 fiscal year. However, absent further corrective action by the Legislature and timely adoption of a fiscal year 2010-11 budget, a cash flow shortage in fiscal year 2010-11 may require the issuance of IOUs.

There can be no assurances that the fiscal stress and cash pressures currently facing the State will not continue or become more difficult, or that continuing declines in State tax receipts or other impacts of the current economic situation will not further materially adversely affect the financial condition of the State. The State Department of Finance has projected that multi-billion dollar budget gaps will occur annually through at least fiscal year 2013-14 without further corrective actions.

In addition, the pension funds managed by the State’s principal retirement systems, the California Public Employees’ Retirement System and the California State Teachers’ Retirement System, sustained significant investment losses during the economic downturn and face unfunded actuarial liabilities that will require increased contributions from the General Fund in future years. The State also has an unfunded liability relating to retirees’ post-employment healthcare benefits, which is estimated to be $51.8 billion as of June 30, 2009.

There is no assurance that any issuer of a California Municipal Security will make full or timely payments of principal or interest or remain solvent. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

General Risks. Many complex political, social, and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year. Such factors include, but are not limited to: (i) the performance of the national and State economies; (ii) the receipt of revenues below projections; (iii) a delay in or an inability of the State to implement budget solutions as a result of current or future litigation; (iv) an inability to implement all planned expenditure reductions; and (v) actions taken by the federal government, including audits, disallowances, and changes in aid levels.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition. Such factors could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State’s and municipal issuers’ outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

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2010-11 Governor’s Budget. The 2010-11 Governor’s Budget proposes to solve the estimated $19.9 billion budget gap by the end of fiscal year 2010-11 with a combination of spending reductions, alternative funding, fund shifts, and additional federal funds.

The 2010-11 Governor’s Budget projects to end fiscal year 2010-11 with a $1.0 billion reserve. General Fund revenues and transfers for fiscal year 2010-11 are projected at $89.3 billion, and General Fund expenditures for fiscal year 2010-11 are projected at $82.9 billion. The 2010-11 Governor’s Budget proposes a combined total of $19.9 billion of budget solutions for fiscal years 2009-10 and 2010-11. The solutions consist of $8.5 billion in spending restrictions (approximately 42.7% of the total solutions), $6.9 billion in federal funds solutions (approximately 34.7% of the total solutions), $3.9 billion in alternative funding solutions (approximately 19.6% of the total solutions), and $572 million in fund shifts and other revenues (approximately 2.8% of the total solutions).

March 2010 Special Session. Concurrently with the submission of the 2010-11 Governor’s Budget, the Governor declared a fiscal emergency and called the Legislature into a fiscal emergency special session in order to close the budget gap as soon as possible. As of March 5, 2010, the Legislature had passed legislation intended to reduce the budget gap by about $3.2 billion. About $2.1 billion of the savings (“AB X8 2”) was intended to be obtained through expenditure reductions accomplished through appropriations targeted in fiscal year 2010-11. These intended reductions principally involved prison healthcare costs and employee compensation savings. On March 8, 2010, the Governor vetoed AB X8 2. The remaining $1.1 billion of the $3.2 billion described above would be achieved through legislation intended to reduce the sales tax on gasoline and replace it with a higher excise tax, a portion of which would be applied to offset General Fund costs for certain transportation expenses. As of March 12, 2010, this legislation is still under consideration by the Governor, who has not indicated whether he will sign the bill. The special session ended on March 11, 2010.

Constitutional Limitations on Taxes, Other Charges and Appropriations.

Limitation on Property Taxes. Certain State debt obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of State local governments and districts are limited by Article XIIIA of the State Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness. Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any “special tax” (i.e. a tax devoted to a specific purpose).

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218. Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges. Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Article XIIID contains several provisions which make it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several provisions

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affecting “fees” and “charges”, defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area. The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds. The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy. “Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. Local governments may by voter approval exceed their spending limits for up to four years.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California debt obligations or on the ability of the State or local governments to pay debt service on such California debt obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

State Debt. Between November 2006 and August 2009, voters and the Legislature authorized more than $60 billion of new general obligation bonds and lease revenue bonds, which are paid solely from the General Fund. This new authorization substantially increased the current amount of such General Fund-supported debt outstanding to more than $72 billion, while still leaving authorized and unissued approximately $58 billion of such bonds as of February 1, 2010. In order to address the expenditure needs for these new authorizations, along with those which existed prior to 2006, the State

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increased the volume of issuance of both of these categories of bonds substantially, compared to previous years, starting in fiscal year 2007-08.

Disruptions in the financial markets and uncertainties about the State’s budget condition caused significant disruptions in the State’s bond issuance program during fiscal year 2008-09. Because of these factors, the State did not issue any new general obligation bonds between July 2008 and March 2009. In March 2009, the State issued $6.54 billion of new tax-exempt bonds, the largest new money general obligation bond issue in the State’s history (excluding Economic Recovery Bonds (“ERBs”)). A few weeks later, the State issued $6.86 billion of federally taxable general obligation bonds in reliance on new federal rules. A significant part of the revenue raised from these offerings was used to retire internal borrowings that had been used to fund construction projects. An additional $6.546 billion of tax exempt and taxable general obligation bonds were issued in the fall of 2009, together with $1.549 billion of lease revenue bonds.

Although a record of approximately $20 billion of general obligation bonds was offered during calendar year 2009, the scale of issuances is projected to be much lower in calendar year 2010. The 2010-11 Governor’s Budget projects issuance of approximately $13.2 billion of general obligation and lease revenue bonds in fiscal year 2010-11.

In light of the drop in General Fund revenues since fiscal year 2007-08, and the projections of new bond sales in the future, the ratio of debt service on general obligation, lease revenue, and Proposition 1A bonds supported by the General Fund to annual General Fund revenues and transfers (“General Fund Debt Ratio”) is expected to increase in future years. The 2010-11 Governor’s Budget estimates that in fiscal year 2009-10, the General Fund Debt Ratio is estimated to equal approximately 6.91%. Through fiscal year 2013-14, the State’s General Fund Debt Ratio is projected to peak at 10.47% in fiscal year 2012-2013, the year that the Proposition 1A bonds mature.

Balanced Budget Amendment. On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which affects future State budgeting procedures. This amendment was linked to Proposition 57, also approved by the voters, which authorized issuance of $15 billion of long-term general obligation bonds, additionally secured by a 1/4 cent increment of the State’s sales tax, which can be used to eliminate the accumulated budget deficits through June 30, 2004 and certain additional obligations incurred by the State.

The Balanced Budget Amendment requires the Legislature to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves. After passage of the budget act, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature fails to send legislation to the Governor to address the fiscal emergency within 45 days, it will be prohibited from acting on any other bills or adjourning until fiscal legislation is passed. The Governor declared several such fiscal emergencies in 2008 and 2009 and called the Legislature into various special sessions to address the budget shortfall.

The Amendment also created a “rainy day” reserve called the Budget Stabilization Account (“BSA”) in the State General Fund. Beginning in the 2006-07 fiscal year, a portion of estimated annual General Fund revenues are transferred by the Controller into the BSA not later than September 30 of each year. The transfer begins at 1 percent of revenues, and increases annually to reach a level of 3%. Moneys in the BSA may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached. The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year. The

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Amendment requires that one half of the BSA deposits, up to an aggregate of $5 billion, shall be transferred to the State Treasurer to provide for early redemption of the economic recovery bonds approved by Proposition 57. A total of $1.495 billion was transferred to retire economic recovery bonds in fiscal year 2006-07 ($472 million) and 2007-08 ($1.023 billion). The Governor suspended both the fiscal years 2008-09 and 2009-10 BSA transfers due to the condition of the General Fund, and the 2010-11 Governor’s Budget assumes another suspension for fiscal year 2010-11.

State-Local Fiscal Relations. In November, 2004, voters approved Proposition 1A, which made significant changes to the fiscal relationship between the State and local governments. In return for a $2.6 billion contribution to State budgets in the 2004-05 and 2005-06 fiscal years, Proposition 1A prohibits the State from accessing local governments’ property tax, sales tax and vehicle license fee revenues except under limited circumstances. Starting in the 2008-09 fiscal year the State can borrow up to 8% of local property tax revenues but only if the Governor declares a fiscal hardship and with 2/3 approval of each house of the Legislature. This amount must be repaid within three years, and such borrowing can only be made twice in any ten-year period. In addition, the State cannot reduce the local sales tax rate or restrict authority of local governments to impose or change the distribution of the statewide local sales tax. Proposition 1A also strengthens requirements for the State to reimburse local governments if it enacts certain kinds of laws which mandate increased local spending. Proposition 1A is intended to produce greater certainty for local governments, but will reduce the State’s options for dealing with budget shortfalls in the future.

The Amended 2009 Budget Act authorized the State to exercise its Proposition 1A borrowing authority. This borrowing generated $1.998 billion that will be used to offset General Fund costs for a variety of court, health, corrections, and K-12 programs. The enabling legislation also created a securitization mechanism for local governments to sell their right to receive the State’s payment obligations to local government-operated joint powers agency (“JPA”). This JPA sold bonds in an aggregate amount of $1.895 billion in November 2009 to pay the local agencies their property tax allocations when they otherwise would receive them. Pursuant to Proposition 1A, the State is required to repay the local government borrowing (which in turn will be used to prepay the bonds of the JPA) no later than June 30, 2013. The 2010-11 Governor’s Budget includes $90.8 million for the interest payments that will be incurred in fiscal year 2010-11 to be paid from the General Fund.

Litigation. The State is a party to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund’s investments.

Bond Ratings. As of March 23, 2010, the State’s general obligation bonds were rated Baa1, A- and BBB by Moody’s, S&P and Fitch Inc. (“Fitch”), respectively, with each rating reflecting a downgrade since July 2009. In January, 2010, S&P lowered the State’s general obligation bond offering rating to A- from A, indicating that the State’s fiscal imbalance and impending recurrence of a cash deficiency as factors in its decision. In July 2009, Fitch lowered the State’s general obligation bond rating from A- to BBB citing the State’s continued inability to achieve timely agreement on budgetary and cash flow solutions to its severe financial crisis. In the same month, Moody’s lowered the State’s general obligation bond rating to Baa1 from A2, citing the State’s use of IOUs for non-priority payments, the deadlock on the budget gap, and the risk to priority payments.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such

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ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

Michigan Municipal Securities

As used in this SAI, the term “Michigan Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

Risk Factors Regarding Michigan Municipal Securities. Given that the Michigan Municipal Bond Fund is invested primarily in Michigan Municipal Securities, the Fund is subject to risks relating to the economy of the state of Michigan (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy. Manufacturing, particularly of automobiles and durable goods, is of prime importance to the State’s economy, and historically has been highly cyclical. The Big Three United States automakers, General Motors Company (“GM”), Chrysler Group LLC (“Chrysler”) and Ford Motor Company (“Ford”), are headquartered in the State. Because of the prominence of Michigan in the United States auto industry, State employment and wages may be disproportionately affected by the fortunes of the auto industry compared with the nation as a whole. The United States auto industry has been severely affected by the recession that began in December 2007. Since the start of the recession, new car sales have fallen considerably, which caused manufacturers to cut production and employment dramatically. Both GM and Chrysler, filed for Chapter 11 bankruptcy protection in calendar year 2009.

Unemployment is a major concern for the State. Following a peak of employment in June 2000, employment in Michigan dropped steadily until July 2003, resulting in the loss of more than 314,000 jobs (a 6.7% decline). For the next two calendar years, State employment fluctuated around the July 2003 level. Since then, job losses have continued to mount. Through November 2009, almost 190,000 additional jobs have been lost. Since the start of the recession in December 2007, Michigan’s unemployment rate has more than doubled from 7.1% in December 2007 to 14.5% in December 2009. The unemployment rate for the State in December 2009 was also higher than the unemployment rate for the nation as a whole (10.8%) in December 2009. Michigan’s manufacturing employment dropped 7.2% in calendar year 2008, and is forecast to decease 19.0% in calendar year 2009. Although the most significant declines are concentrated in the auto industry, employment losses appear throughout the manufacturing sector.

In 1977, the State enacted legislation that created the Counter Cyclical Budget and Economic Stabilization Fund (“BSF”). The BSF is designed to accumulate balances during years of significant economic growth that may be utilized in years when the State experiences cyclical downturns or unforeseen fiscal emergencies. As of September 30, 2000, the BSF had a balance of approximately $1.2 billion. However, that amount has been substantially expended, with a remaining balance of approximately $2.3 million as of January 2010.

General Risks. Many complex political, social, and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year. Such factors include, but are not limited to: (i) developments with respect to the national economy as a whole, (ii) developments with respect to level of motor vehicle sales and the ongoing restructuring in the Michigan motor vehicle sector; (iii) the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; and (iv) actions taken by the federal government, including audits, disallowances, and changes in aid levels.

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These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition. Such factors could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State’s and municipal issuers’ outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

State Debt. The State Constitution limits State general obligation debt to: (i) short term debt for State operating purposes, (ii) short and long term debt for the purpose of making loans to school districts, and (iii) long term debt for voter approved purposes.

Short term debt for operating purposes is limited to an amount not to exceed 15% of undedicated revenues received during the preceding fiscal year. Under the State Constitution as implemented by statutory provisions, such debt must be authorized by the State Administrative Board and issued only to meet obligations incurred pursuant to appropriation and must be repaid during the fiscal year in which incurred.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount is required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

As of September 30, 2008, the State had total general obligation debt of approximately $1.57 billion.

Constitutional Limitations on Taxes. The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) are limited in a fiscal year to 9.49% of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater.

The State may raise taxes in excess of the limit when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the percentage in effect in the 1978-79 fiscal year. Michigan originally determined that percentage to be 41.6%. As a result of litigation, effective with fiscal year 1992-93, the State recalculated the required percentage of spending paid to local government units to 48.97%.

2010-11 Executive Budget. The Governor’s fiscal year 2011 Executive Budget (“Executive Budget”) was submitted to the State Legislature on February 11, 2010. The Executive Budget calls for a number of comprehensive reforms, spending reductions, and for a restructuring of the State tax system.

In regard to reforms, the Executive Budget recommends, among other things, the consolidation of school services in order to reduce district operational costs, including, but not limited to: requiring competitive bidding on contracts; establishing statewide contracting and procurement consortiums; and requiring sharing of non-academic services. The Executive Budget contains certain budget process reforms designed to ensure that the state budget is enacted on time, within available revenues, and that all

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spending, whether via the budget or tax code, is consistently reviewed by the Legislature. Specific reforms relating to the budget process include, but are not limited to: instituting a 2-year budget beginning with fiscal year 2012 and requiring a June 30 deadline for completion of all legislative action on the budget.

In regard to spending reductions, the Executive Budget recommends $566 million in general fund spending reductions in fiscal year 2011, impacting every State department. These reductions include, but are not limited to: $140 million for corrections reforms that will reduce prisoner population and allow for the closure of up to five additional facilities; $39 million in higher education resulting from the elimination of the Tuition Grant program for private college students and structural reforms to the Tuition Incentive program; and $39 million in the State Department of Human Services reflecting program reductions and fund shifts to federal and other resources to help preserve critical services to families most in need.

Finally, in regard to the restructuring of tax system, the Executive Budget recommends, among other things, the elimination of the Michigan Business Tax surcharge (cutting it in half in 2011, and phasing it out completely in 2012), in order to fuel job creation and diversity.

Litigation. The State is party to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State's official statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Bond Ratings. As of March 23, 2010, the State’s general obligation bonds were rated Aa3, AA- and A+ by Moody's, S&P and Fitch, respectively. The rating from Fitch reflects a recent downgrade. In July 2009, Fitch downgraded the State’s general obligation credit rating to A+ from AA-, citing the significant deterioration of the state’s economic profile, highlighted by increasing employment contraction and unemployment levels, driven by sharp declines in the U.S. automotive manufacturing sector which has long been concentrated in the state. Fitch also revised Michigan's ratings outlook to stable from negative.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

New York Municipal Securities

As used in this SAI, the term “New York Municipal Securities” refers to municipal securities, the income from which is exempt from federal, New York and New York City personal income tax.

Risk Factors Regarding Investments in New York Municipal Securities. Given that the New York Tax Free Bond Fund is invested primarily in New York Municipal Securities, the Fund is subject to risks relating to the economy of the state of New York (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

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Overview of State Economy. The State is the third most populous state in the nation. It has a relatively high level of personal wealth and a diverse economy. Based on 2008 statistics, the State had a larger percentage of non-agricultural employment and wages in financial activities, information, professional and business services and education and health services than the nation as a whole. Therefore, events negatively affecting such industries may have a disproportionate impact on the State’s economy compared with the nation’s economy as a whole.

The September 11, 2001 attack resulted in an economic slowdown in the State in 2001 that was more severe than in the nation as a whole. Following the State’s emergence from the national recession of 2002, the State experienced four years of economic growth and financial recovery from fiscal year 2003-04 through fiscal year 2006-07. State finances began to lose momentum during fiscal year 2007-08, leading into the State’s economic contraction and decline in revenues during fiscal year 2008-09. The State’s General Fund (“General Fund”) closing balance declined by more than $1 billion from fiscal year 2006-07 ($3.0 billion) to fiscal year 2008-09 ($1.9 billion). The State expects to end fiscal year 2009-10 with a cash balance of $1.4 billion in the General Fund, including $1.2 billion in the State's rainy day reserves.

Based on the indicators most closely scrutinized by the National Bureau of Economic Research Business Cycle Dating Committee, the national recession may have ended in June 2009. Although the end of the nation’s recession is a positive indicator for the State’s economy, the State and national business cycles may not precisely coincide. The New York State Division of the Budget (“DOB”) uses the State coincident economic index to determine the State’s business cycle turning points. Based on the index, the State’s economy is estimated to have experienced a business cycle peak in August 2008, fully eight months after the nation peaked as a whole, but it has not yet recovered.

Because of the prominence of New York City in the world of finance, State employment and wages may be disproportionately affected by the fortunes of the finance and insurance sector compared with the nation as a whole. The financial crisis that started in 2007 has resulted in large job losses in the financial and insurance sector. The DOB estimated that the financial and insurance sector lost 33,300 jobs in 2009 and may lose another 15,400 in 2010, representing declines of 6.2% and 3.1%, respectively. Although the DOB expects fewer losses in 2010, this sector’s projected rate of job loss is the greatest of all the State’s sectors. Most of the sector’s losses have occurred in New York City. Due to large projected declines in bonuses, the finance and insurance sector’s wage share is expected to decline to 18.3% in fiscal year 2009-10 and 19.1% in fiscal year 2010-11.

General Risks. Many complex political, social, and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year. Such factors include, but are not limited to: (i) the performance of the national and State economies; (ii) the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; (iii) the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; (iv) the impact of financial and real estate market developments on bonus income and capital gains realizations; (v) the impact of household deleveraging on consumer spending and the impact of that activity on State tax collections; (vi) increased demand in entitlement and claims based programs such as Medicaid, public assistance and general public health; (vii) access to the capital markets in light of disruptions in the municipal bond market; (viii) litigation against the State, including, but not limited to, potential challenges to the constitutionality of certain tax actions authorized in the budget, the method of calculating the local share of federal Medical Assistance Percentage (“FMAP”), and the outcome of a class action suit alleging discrimination in the administration of a civil service test between 1996 and 2006; and (ix) actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

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These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition. Such factors could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State’s and municipal issuers’ outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

Initial 2010-11 Financial Plan. In January 2010, the Governor introduced the Proposed Executive Budget Financial Plan for fiscal year 2010-11 (“Initial 2010-11 Financial Plan”). Part of the Initial 2010-2011 Financial Plan was a Gap-Closing Plan (“Initial 2010-14 Gap-Closing Plan”) designed to eliminate the fiscal year 2010-11 budget gap, including the deficit carried forward from fiscal year 2009-10, reduce the gap in fiscal year 2011-12 by more than half, to $6.3 billion, reduce the gap in fiscal year 2012-13 to $10.5 billion and reduce the gap in fiscal year 2013-14 to $12.2 billion.

Amended 2010-11 Financial Plan. In February 2010, the Governor submitted an amended Executive Budget Financial Plan for fiscal year 2010-11 (“Amended 2010-11 Financial Plan”) that reflected (i) the impact of the Governor’s amendments on the Initial 2010-11 Financial Plan and (ii) forecast revisions to the multi-year projections of receipts and disbursements that were set forth in the Initial 2010-11 Financial Plan, based on updated information through January 2010. The Amended 2010-11 Financial Plan projects that the budget gap that must be addressed in fiscal year 2010-11 increased by $750 million to $8.2 billion.

Part of the Amended 2010-2011 Financial Plan was a Gap-Closing Plan (“Amended 2010-14 Gap-Closing Plan”) designed to eliminate the 2010-11 budget gap of $8.2 billion (which includes the $1.4 billion budget shortfall carried forward from fiscal year 2009-10), and reduce the gap in fiscal year 2011-12 to $5.4 billion. Future gaps would total $10.7 billion in fiscal year 2012-13 (a reduction of $7.8 billion from current-services levels) and $12.4 billion in fiscal year 2013-14 (a reduction of $8.5 billion from current-services levels).

If enacted as proposed, the Amended 2010-2011 Financial Plan would: (i) provide over $8.7 billion in gap-closing actions and resources in fiscal year 2010-11, which would permit the State to set aside nearly $500 million in resources above what is needed to balance the fiscal year 2010-11 budget to deal with fiscal uncertainties; (ii) reduce spending from the current-services forecast by approximately $5.0 billion; (iii) hold spending on all measures at well below the rate of inflation, excluding the impact of payment deferrals that artificially lower spending in fiscal year 2009-10 and increase it in fiscal year 2010-11; and (iv) maintain the State’s rainy day reserves at $1.2 billion.

Steps to Address the 2010-11 Budget Gap. The gap-closing actions can be placed into three general categories: (i) Spending Restraint (actions that reduce current-services spending in the General Fund on a recurring basis); (ii) Tax and Fee Increases (actions that increase revenues on a recurring basis); and (iii) Non-Recurring Resources (transactions that increase revenues or lower spending in fiscal year 2010-11, but cannot be relied on to recur).

Spending Restraint. For fiscal year 2010-11, the Amended 2010-14 Gap-Closing Plan recommends reducing local assistance spending, state operations spending and capital projects spending. Local assistance spending includes financial aid to local governments and non-profit organizations, as well as entitlement payments to individuals. The reductions to local assistance include imposing a one-time adjustment to formula-based school aid on a wealth-equalized basis and cost-containment measures in Medicaid. The cost of operating state government includes (i) salaries, (ii) pensions and other fringe benefits, and (iii) non-personal service expenses, including utilities, rents, medical supplies, and other expenses. The reductions to state operations include across-the-board reductions in agency operating

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budgets and wage concessions from the unionized workforce. The Amended 2010-14 Gap-Closing Plan also recommends reducing planned capital projects spending financed with debt by $1.8 billion over a five-year period, beginning in fiscal year 2010-11.

Tax and Fee Increases. For fiscal year 2010-11, the Amended 2010-14 Gap-Closing Plan recommends $1.2 billion in tax and fee increases. More than 90% of the increased revenue will be earmarked to finance existing health care spending. The health care taxes include an excise tax on syrup for soft drinks and other beverages, an increase in the cigarette tax, a franchise fee to sell wine in grocery stores, and an assessment on health care providers.

Non-Recurring Resources. For fiscal year 2010-11, the Amended 2010-14 Gap-Closing Plan relies on $565 million in non-recurring resources. The largest item in this category is the use of the Temporary Assistance for Needy Families (“TANF”) Emergency Contingency Fund to pay for expenses that would otherwise be incurred by the General Fund in fiscal year 2010-11. The TANF Emergency Contingency Fund is a one-time ARRA authorization. Accordingly, it is not expected to be available in future years. Other non-recurring resources include altering the timing of a planned payment under the Physician’s Excess Medical Malpractice program; investing a portion of lottery prize fund receipts in AAA-rated municipal bonds instead of U.S. Treasury bonds, subject to market conditions, to realize a one-time benefit due to differences in market rates; and recovering excess aid payments made to school districts in prior years.

Public Authorities. Public authorities are created pursuant to State law, are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes subject to restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations. Public authorities also suffer under the current economic environment.

The State has numerous public authorities with various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities.

Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.

Localities. The fiscal demands on the state may be affected by the fiscal condition of certain localities. Localities also suffer under the current economic environment.

New York City. The fiscal demands on the State may be affected by the fiscal condition of New York City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of New York City, and certain entities issuing debt for the benefit of New York City, to market securities successfully in the public credit markets. Conversely, New York City’s finances, and thus its ability to successfully market its securities, could be negatively affected in the event and to the extent that delays or reductions in projected State aid.

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In addition, New York City is the recipient of certain federal grants that, if reduced or delayed, could negatively affect New York City’s finances. Further, New York City, like the State, may be party to litigation that may be resolved in a manner that negatively affects the City’s finances. As of June 30, 2008, New York City had total debt of $59.2 billion.

Fiscal Oversight for New York City. In response to New York City’s fiscal crisis in 1975, the State took action to help New York City return to fiscal stability. These actions included the establishment of the Municipal Assistance Corporation for the City of New York (“NYC MAC”), to provide the City with financing assistance; the New York State Financial Control Board (“FCB”), to oversee the City’s financial affairs; and the Office of the State Deputy Comptroller for the City of New York (“OSDC”), to assist FCB in exercising its powers and controls. FCB terminated the control period in 1986 when certain statutory conditions were met. State law requires FCB to reimpose a control period upon the occurrence or “substantial likelihood and imminence” of the occurrence, of certain events, including (but not limited to) a New York City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Deficit financing has become more common in recent years. Between 2004 and 2008, the State Legislature authorized 17 bond issuances to finance local government operating deficits. In addition, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality. Currently, the City of Buffalo operates under a control board and the counties of Nassau and Erie as well as the cities of New York and Troy have boards in advisory status. The City of Yonkers no longer operates under an oversight board but must adhere to a separate fiscal agent act. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s 2009-10 fiscal year or thereafter.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the State or federal government may reduce (or in some cases eliminate) funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. Similarly, State policymakers have expressed interest in implementing a property tax cap for local governments. Adoption of a property tax cap would affect the amount of property tax revenue available for local government purposes and could adversely affect their operations, particularly those that are heavily dependent on property tax revenue such as school districts. Ultimately, localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Litigation. The State and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State’s official statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, this document does not attempt to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt

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service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund’s investments.

Bond Ratings. As of March 23, 2010, the State’s general obligation bonds were rated Aa3, AA and AA- by Moody’s, S&P and Fitch, respectively.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

Ohio Municipal Securities

As used in this SAI, the term “Ohio Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

Risk Factors Regarding Investments in Ohio Municipal Securities. Given that the Ohio Municipal Bond Fund is invested primarily in Ohio Municipal Securities, the Fund is subject to risks relating to the economy of the state of Ohio (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy. The manufacturing sector, despite its continued downward trend since its peak in 1969, has traditionally served as an economic base industry for the State and continues to be of prime importance to the State. Based on 2008 data, employment in the manufacturing sector accounted for approximately 13.8% of the total non-agricultural employment in Ohio compared with 9.8% for the nation as a whole. Since 1970, the State’s economy has become increasingly reliant on the service sector. Based on 2008 data, employment in the service sector accounted for approximately 31.7% of the total non-agricultural employment, up from 14.6% in 1970, and higher than the nation as a whole. The State also has a higher percentage of employment in the trade, transportation & public utilities sector than the nation as a whole. Therefore, events negatively affecting the manufacturing, service, and trade, transportation & public utilities sectors may have a disproportionate impact on the State’s economy compared with the nation’s economy as a whole. Additionally, general economic activity in the State, as in many other industrial states, tends to be more cyclical than some other states and the nation as a whole.

The State economy has been negatively impacted by the national economic downturn. Since the start of the recession in December 2007, the State's unemployment rate has increased significantly, from 5.6% in December 2007 to 10.8% in December 2009.

General Risks. Many complex political, social, and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year. Such factors include, but are not limited to: (i) developments with respect to the national economy as a whole, (ii) developments with respect to the manufacturing, service, and trade, transportation & public utilities sectors of the economy; (iii) U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to the State; and (iv) actions taken by the Federal government, including audits, disallowances, and changes in aid levels.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition. Such factors could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State's and municipal issuers' outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

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2010-11 Biennium Budget. Consistent with the constitutional provision that no appropriation may be made for a period longer than two years, the State operates on the basis of a fiscal biennium for its appropriations and expenditures. The current fiscal biennium began July 1, 2009 and ends June 30, 2011. Within a fiscal biennium, the State operates on the basis of a July 1 to June 30 fiscal year.

Most State operations are financed through the State’s General Revenue Fund (“GRF”). Personal income and sales and use taxes are the major GRF sources. The last complete fiscal year ended June 30, 2009 with a GRF fund balance of $389.1 million. The State has a “rainy day” fund – the Budget Stabilization Fund (“BSF”) – which under current law and until used (as occurred in the 2008-09 biennium) may carry a balance of up to 5% of the GRF revenue for the preceding fiscal year. As of October 2009 the BSF balance was $0.

Consistent with State law, the Governor’s Executive Budget for the 2010-11 biennium was released in February 2009 and introduced in the State General Assembly (“General Assembly”). After extended hearings and review, and after passage by the General Assembly and signing by the Governor of three seven-day interim budgets, the 2010-11 biennial appropriations Act (“Act”) was passed by the General Assembly and signed (with selective vetoes) by the Governor on July 17, 2009. All necessary debt service and lease-rental payments related to State obligations for the entire 2010-11 biennium were fully appropriated for the three week interim period and under the final Act. The Act makes total GRF biennial appropriations of approximately $50.5 billion (a 3.8% decrease from the 2008-09 biennial expenditures) based on GRF biennial estimated revenues of approximately $51.1 billion (a 4.2% decrease from the 2008-09 biennial revenues). Appropriations for major program categories compared to 2008-09 actual spending reflect increases of 3.4% for Medicaid (the Act also included a number of Medicaid reform and cost containment initiatives) and 0.7% for corrections and youth services; and decreases of 13.8% for mental health and developmental disabilities, 8.3% for higher education, and 5.15% for elementary and secondary education. The Act also includes the restructuring of $736 million of fiscal years 2010 and 2011 GRF debt service into fiscal years 2012 through 2025.

Major new or recurring sources of revenues reflected in the Act include, but are not limited to: (i) $2.4 billion of federal stimulus funding received under the ARRA; (ii) $933 million in gaming and license revenues from the Ohio Lottery Commission’s implementation of video lottery terminals (“VLTs”) at the seven horse racing tracks in the State; and $530 million from transfers to the GRF of unclaimed funds and from other non-GRF funds.

On September 21, 2009, the Ohio Supreme Court ruled that the statutory provisions enacted in the Act in support of implementation of the VLTs are subject to voter referendum. The Court’s decision granted petitioners until December 20, 2009 to submit referendum petitions with valid signatures totaling of at least 6% of the electors of the State. The Ohio Secretary of State’s office stated that if petitions with sufficient valid signatures are submitted by the December 20 deadline, the referendum election would be held on November 2, 2010. On December 4, 2009, referendum supporters claimed to have sufficient signatures to place the measure on the November 2, 2010 ballot. In January 2010, however, the Office of the Secretary of State for Ohio stated that not all of the signatures were valid. On February 9, 2010, referendum supporters filed new signatures. As of March 15, 2010, it was still pending whether there were sufficient valid signatures for the November 2, 2010 referendum election to be held.

Constitutional Limitations on Taxes. Since 1934, the State Constitution has limited the amount of the aggregate levy of ad valorem property taxes on particular property, without a vote of the electors or municipal charter provision, to 1% of true value in money, and statutes limit the amount of that aggregate levy without a vote or charter provision to 10 mills per $1 of assessed valuation.

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The State Constitution directs or restricts the use of certain revenues. Highway fees and excises, including gasoline taxes, are limited in use to highway-related purposes. Not less than 50% of the receipts from State income taxes and estate taxes must be returned to the originating political subdivisions and school districts. State net lottery profits are allocated to elementary, secondary, vocational, and special education program purposes, including application to debt service on obligations issued to finance capital facilities for a system of common schools.

Constitutional amendments relating to taxation, revenues, expenditures, debt or other subjects may be proposed by action of three-fifths of the members elected to each house of the State General Assembly or by initiative petition signed by electors numbering at least 10% of the total number of votes last cast for the office of governor. Adoption of a proposed amendment requires approval by a majority of electors voting on it at a statewide election. The Ohio Constitution expressly provides that the General Assembly has no power to pass laws impairing the obligation of contracts.

State Debt. The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution. The State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000. The Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation. (An exception in both cases is for debts incurred to repel invasion, suppress insurrection, or defend the State in war.) The Constitution provides that “Except the debts above specified . . . no debt whatever shall hereafter be created by, or on behalf of the state.”

By 19 constitutional amendments approved from 1921 to present, Ohio voters have authorized the incurrence of State general obligation debt and the pledge of taxes or excises to its payment, all related to the financing of capital facilities, except for four that funded bonuses for veterans, one that funded coal technology research and development, and one for research and development activities. Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, conservation, research and development, site development and veterans compensation. Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the State’s motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes.

A 1999 constitutional amendment provides an annual debt service “cap” applicable to most future issuances of State general obligations and other State direct obligations payable from the GRF or net State lottery proceeds. Generally, and except for an additional $850 million of general obligation debt approved by the voters for research and development, development of sites and facilities, and veterans compensation, new obligations may not be issued if future fiscal year debt service on those new and the then outstanding obligations of those categories would exceed 5% of the total estimated GRF revenues plus net State lottery proceeds during the fiscal year of issuance. Those direct obligations of the State include, for example, special obligation bonds that are paid from GRF appropriations, but exclude bonds such as highway bonds that are paid from highway user receipts. Pursuant to the amendment and implementing legislation, the Governor has designated the State Office of Budget and Management Director as the State official to make the 5% determinations and certifications. Application of the cap may be waived in a particular instance by a three-fifths vote of each house of the General Assembly and may be changed by future constitutional amendments.

Litigation. The State is party to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State's official statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective

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nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Bond Ratings. As of March 23, 2010, the State’s general obligation bonds were rated Aa2, AA+ and AA by Moody's, S&P and Fitch, respectively. The Moody’s and Fitch ratings reflect recent downgrades. On June 10, 2009, Fitch downgraded the State’s general obligation credit rating to AA from AA+ and revised its credit outlook associated with the rating to stable from negative. On June 15, 2009, Moody’s downgraded the State’s general obligation credit rating to Aa2 from Aa1 and, on August 24, 2009, revised its rating outlook associated with the rating to negative from stable. On September 23, 2009, S&P revised its rating outlook associated with the rating to negative from stable.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

QUALITY DESCRIPTION

Tax Free Funds. Each Tax Free Fund invests principally in a portfolio of “investment grade” tax exempt securities. An investment grade bond is rated, on the date of investment, within the four highest ratings of Moody’s, currently Aaa, Aa, A and Baa or of Standard & Poor’s, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment, within the two highest of such ratings. Investment grade municipal notes are rated, on the date of investment, MIG-1 or MIG-2 by Standard & Poor’s or SP-1 and SP-2 by Moody’s. Investment grade municipal commercial paper is rated, on the date of investment, Prime 1 or Prime 2 by Moody’s and A-1 or A-2 by Standard & Poor’s. A Tax Free Fund may also invest up to 10% of its total assets in securities which are “below investment grade.” Such securities must be rated, on the date of investment, B or better by Moody’s or Standard & Poor’s, or of comparable quality. Securities rated Ba or B by Moody’s and BB or B by Standard & Poor’s are below investment grade and considered to be speculative with regard to payment of interest and principal. If the quality of the investment later declines, a Fund may continue to hold the investment. The Fund may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Adviser, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any commercial paper, bank obligation, repurchase agreement, or any other money market instruments, the investment must have received a short term rating of investment grade or better (currently Prime-3 or better by Moody’s or A-3 or better by Standard & Poor’s) or the investment must have been issued by an issuer that received a short term investment grade rating or better with respect to a class of investments or any investment within that class that is comparable in priority and security with the investment being purchased by the Fund. If no such ratings exists, the investment must be of comparable investment quality in the Adviser’s opinion, but will not be eligible for purchase if the issuer or its parent has long term outstanding debt rated below BBB. For a more complete discussion of “below investment grade” securities, see the “Debt Instruments” section in Part II of this SAI.

Municipal Bond Funds. Municipal securities that are bonds must be rated as investment grade. JPMIM will look at a security’s rating at the time of investment. If the securities are unrated, JPMIM must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. JPMIM will consider such an event in determining whether the Fund should continue to hold the security.

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Short-term securities such as tax-exempt commercial paper, notes and variable rate demand obligations must be rated in one of the two highest investment grade categories. If a security has both a long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories.

Commercial Paper

The Municipal Bond Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody’s, F2 or better by Fitch, or R-2 or better by Dominion) or if unrated, determined by the applicable Manager to be comparable quality. If commercial paper has both a long-term and a short-term rating, it must have either a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories. For a more complete discussion, see the “Commercial Paper” section in Part II of this SAI.

Limitations on the use of Mortgage-Backed Securities

The Municipal Bond Funds may invest in mortgage-backed securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the adviser to be of comparable quality.

Limitations on the Use of Municipal Securities

The Arizona Municipal Bond Fund, the Michigan Municipal Bond Fund and the Ohio Municipal Bond Fund may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

The Arizona Municipal Bond Fund, the Michigan Municipal Bond Fund and the Ohio Municipal Bond Fund may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

The Funds may not be a desirable investment for “substantial users” of facilities financed by private activity bonds or industrial development bonds or for “related persons” of substantial users.

DIVERSIFICATION

JPMT I and JPMT II are registered management investment companies and the California Tax Free Bond Fund, the Intermediate Tax Free Bond Fund and the New York Tax Free Bond Fund are diversified series of JPMT I. The Arizona Municipal Bond Fund, Michigan Municipal Bond Fund, the

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Municipal Income Fund, the Ohio Municipal Bond Fund, the Short-Intermediate Municipal Bond Fund and the Tax Free Bond Fund are diversified series of JPMT II. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distribution and Tax Matters” section in Part II of this SAI.

The table below sets forth the Funds’ portfolio turnover rates for the last two fiscal years.

	Fiscal Year Ended 2/28/09	Fiscal Year Ended 2/28/10
Arizona Municipal Bond Fund	25%	14%
Michigan Municipal Bond Fund	12%	5%
Municipal Income Fund	12%	18%
Ohio Municipal Bond Fund	12%	7%
Short-Intermediate Municipal Bond Fund	40%	22%
Tax Free Bond Fund	30%	10%
California Tax Free Bond Fund	14%	4%
Intermediate Tax Free Bond Fund	15%	11%
New York Tax Free Bond Fund	10%	6%

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met four times during the fiscal year ended February 28, 2010.  The Compliance Committee met four times during the fiscal year ended February 28, 2010.  The Governance Committee met six times during the fiscal year ended February 28, 2010.  The Investments Committee met five times during the fiscal year ended February 28, 2010. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

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Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Funds and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of Arizona Municipal Bond Fund	Ownership of Michigan Municipal Bond Fund	Ownership of Municipal Income Fund	Ownership of Ohio Municipal Bond Fund
Independent Trustees
William J. Armstrong	None	None	None	None
John F. Finn	None	None	None	None
Dr. Matthew Goldstein	None	None	None	None
Robert J. Higgins	None	None	None	None
Peter C. Marshall	None	None	None	None
Marilyn McCoy	None	None	None	None
William G. Morton, Jr.	None	None	None	None
Robert A. Oden, Jr.	None	None	None	None
Fergus Reid, III	None	None	None	None
Frederick W. Ruebeck	None	None	None	None
James J. Schonbachler	None	None	None	None
Interested Trustees
Frankie D. Hughes(2)	None	None	None	None
Leonard M. Spalding, Jr.	None	None	None	None
Name of Trustee	Ownership of Short-Intermediate Municipal Bond Fund	Ownership of Tax Free Bond Fund	Ownership of California Tax Free Bond Fund	Ownership of Intermediate Tax Free Bond Fund
Independent Trustees
William J. Armstrong	None	None	None	None
John F. Finn	None	None	None	None
Dr. Matthew Goldstein	None	None	None	None
Robert J. Higgins	None	None	None	None
Peter C. Marshall	None	None	None	None
Marilyn McCoy	None	None	None	None
William G. Morton, Jr.	None	None	None	None
Robert A. Oden, Jr.	None	None	None	None
Fergus Reid, III	None	None	None	None
Frederick W. Ruebeck	None	None	None	None
James J. Schonbachler	None	$50,001-$100,000	None	None
Interested Trustees
Frankie D. Hughes(2)	None	None	None	None
Leonard M. Spalding, Jr.	None	None	None	None

Part I - 39

Name of Trustee Independent Trustees	Ownership of New York Tax Free Bond Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (135 funds).
(2) For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19, 2009. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Part I - 40

Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Aggregate Trustee Compensation Paid by the Funds

Name of Trustee	Arizona Municipal Bond Fund	Michigan Municipal Bond Fund	Municipal Income Fund	Ohio Municipal Bond Fund
Independent Trustees
William J. Armstrong	$91	$113	$724	$148
John F. Finn	76	94	604	124
Dr. Matthew Goldstein	90	115	746	145
Robert J. Higgins	90	115	746	145
Peter C. Marshall	99	122	785	161
Marilyn McCoy	91	113	724	148
William G. Morton, Jr.	76	94	604	124
Robert A. Oden, Jr.	76	94	603	124
Fergus Reid, III	149	190	1,232	240
Frederick W. Ruebeck	90	115	746	145
James J. Schonbachler	76	94	604	124
Interested Trustees
Frankie D. Hughes	76	94	604	124
Leonard M. Spalding, Jr.	91	113	724	148
Name of Trustee	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund
Independent Trustees
William J. Armstrong	$271	$463	$111	$2,630
John F. Finn	226	385	92	2,191
Dr. Matthew Goldstein	262	466	109	2,519
Robert J. Higgins	262	466	109	2,519
Peter C. Marshall	294	501	120	2,849
Marilyn McCoy	271	463	111	2,630
William G. Morton, Jr.	226	385	92	2,191
Robert A. Oden, Jr.	226	385	92	2,191
Fergus Reid, III	433	770	180	4,162
Frederick W. Ruebeck	262	466	109	2,519
James J. Schonbachler	226	385	92	2,191
Interested Trustees
Frankie D. Hughes	226	385	92	2,191
Leonard M. Spalding, Jr.	271	463	111	2,630

Part I - 41

Name of Trustee Independent Trustees	New York Tax Free Bond Fund	Total Compensation Paid From Fund Complex (1)
William J. Armstrong	$455	$264,000
John F. Finn	379	0^
Dr. Matthew Goldstein	443	253,000
Robert J. Higgins	443	0^^
Peter C. Marshall	493	286,000
Marilyn McCoy	455	264,000
William G. Morton, Jr.	379	220,000
Robert A. Oden, Jr.	379	154,000^^^
Fergus Reid, III	732	418,000
Frederick W. Ruebeck	443	253,000
James J. Schonbachler	379	220,000
Interested Trustees
Frankie D. Hughes	379	220,000
Leonard M. Spalding, Jr.	455	264,000

(1)        A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex currently overseen by the Board of Trustees includes ten registered investment companies (135 funds).

^ Does not include $220,000 of Deferred Compensation.
^^ Does not include $253,000 of Deferred Compensation.
^^^ Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

The table below sets forth the investment advisory fees paid by the following Funds to JPMIM or JPMIA (waived amounts are in parentheses), with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Arizona Municipal Bond Fund	$446	$-	$463	$-	$469	($9)
Michigan Municipal Bond Fund	815	-	682	-	539	(3)
Municipal Income Fund	4,785	-	4,418	-	3,574	(60)
Ohio Municipal Bond Fund	637	-	687	-	811	(28)
Short-Intermediate Municipal Bond Fund	605	-	611	-	918	(967)

Part I - 42

Tax Free Bond Fund	2,942	-	2,520	-	2,308	(20)

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
California Tax Free Bond Fund	$372	($93)	$392	($106)	$543	($136)
Intermediate Tax Free Bond Fund	8,929	-	10,821	-	14,014	(577)
New York Tax Free Bond Fund	1,871	-	2,012	-	2,490	(111)

For a more complete discussion, see the “Investment Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of February 28, 2010:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Arizona Municipal Bond Fund
Kimberly Bingle	2	$1	0	$0	186	$6
David Sivinski	6	8	0	0	131	0.3

Michigan Municipal Bond Fund
David Sivinski	6	8	0	0	131	0.3
Kimberly Bingle	2	1	0	0	186	6

Municipal Income Fund
Jennifer Tabak	2	0.3	0	0	122	0.2
David Sivinski	6	7	0	0	131	0.3

Ohio Municipal Bond Fund
David Sivinski	6	8	0	0	131	0.3
Jennifer Tabak	2	1	0	0	122	0.2

Short-Intermediate Municipal Bond Fund

Part I - 43

James Ahn	0	0	0	0	194	5
Kevin Ellis	1	1	0	0	234	5

Tax Free Bond Fund
Richard Taormina	5	9	0	0	12	0.3
Kimberly Bingle	2	0.3	0	0	186	6

California Tax Free Bond Fund
David Sivinski	6	8	0	0	131	0.3
Michelle Hallam	0	0	0	0	0	0

Intermediate Tax Free Bond Fund
Richard Taormina	5	4	0	0	12	0.3
David Sivinski	6	3	0	0	131	0.3

New York Tax Free Bond Fund
David Sivinski	6	7	0	0	131	0.3
Kevin Ellis	1	1	0	0	234	5

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2010:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Arizona Municipal Bond Fund
Kimberly Bingle	0	$0	0	$0	0	$0
David Sivinski	0	0	0	0	0	0

Michigan Municipal Bond Fund
David Sivinski	0	0	0	0	0	0
Kimberly Bingle	0	0	0	0	0	0

Municipal Income Fund
Jennifer Tabak	0	0	0	0	0	0
David Sivinski	0	0	0	0	0	0

Part I - 44

Ohio Municipal Bond Fund
David Sivinski	0	0	0	0	0	0
Jennifer Tabak	0	0	0	0	0	0

Short-Intermediate Municipal Bond Fund
James Ahn	0	0	0	0	0	0
Kevin Ellis	0	0	0	0	0	0

Tax Free Bond Fund
Richard Taormina	0	0	0	0	0	0
Kimberly Bingle	0	0	0	0	0	0

California Tax Free Bond Fund
David Sivinski	0	0	0	0	0	0
Michelle Hallam	0	0	0	0	0	0

Intermediate Tax Free Bond Fund
Richard Taormina	0	0	0	0	0	0
David Sivinski	0	0	0	0	0	0

New York Tax Free Bond Fund
David Sivinski	0	0	0	0	0	0
Kevin Ellis	0	0	0	0	0	0

Portfolio Managers - Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of February 28, 2010:

Dollar Range of Securities in the Fund
Fund	None	$1 - $10,000	$10,001 -$50,000	$50,001 - $100,000	$100,001- $500,000	$500,001-$1,000,000	over $1,000,000
Arizona Municipal Bond Fund
Kimberly Bingle	X
David Sivinski	X

Michigan Municipal Bond Fund
David Sivinski	X
Kimberly Bingle	X

Part I - 45

Dollar Range of Securities in the Fund
Fund	None	$1 - $10,000	$10,001 -$50,000	$50,001 - $100,000	$100,001- $500,000	$500,001-$1,000,000	over $1,000,000
Municipal Income Fund
Jennifer Tabak	X
David Sivinski	X

Ohio Municipal Bond Fund
David Sivinski					X
Jennifer Tabak	X

Short-Intermediate Municipal Bond Fund
James Ahn	X
Kevin Ellis	X

Tax Free Bond Fund
Richard Taormina	X
Kimberly Bingle	X

California Tax Free Bond Fund
David Sivinski	X
Michelle Hallam	X

Intermediate Tax Free Bond Fund
Richard Taormina	X
David Sivinski	X

New York Tax Free Bond Fund
David Sivinski	X
Kevin Ellis	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of the SAI.

Part I - 46

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co-administration fees paid by the Funds (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Arizona Municipal Bond Fund	$147	($1)	$163	$-	$161	$-
Michigan Municipal Bond Fund	267	(3)	239	-	182	-
Municipal Income Fund	1,585	-	1,546	-	1,221	-
Ohio Municipal Bond Fund	207	(4)	242	-	281	-
Short-Intermediate Municipal Bond Fund	155	(85)	251	(7)	742	-
Tax Free Bond Fund	929	(46)	775	(109)	726	(57)

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
California Tax Free Bond Fund	$74	($80)	$97	($78)	$186	($40)
Intermediate Tax Free Bond Fund	2,878	(80)	3,775	(44)	4,886	-
New York Tax Free Bond Fund	620	-	707	-	869	-

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

Part I - 47

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended February 28, 2010:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Arizona Municipal Bond Fund	$50,399.63	$24,168.97	$-	*
Michigan Municipal Bond Fund	21,543.68	19,937.49	86.26	*
Municipal Income Fund	39,373.47	20,603.85	12.00	*
Ohio Municipal Bond Fund	98,975.72	29,993.98	-	*
Short-Intermediate Municipal Bond Fund	14,885.89	22,620.04	-	*
Tax Free Bond Fund	135,059.30	45,399.95	1,271.25	*
California Tax Free Bond Fund	108,720.27	11,603.94	-	*
Intermediate Tax Free Bond Fund	254,062.61	120,884.23	21.25	*
New York Tax Free Bond Fund	268,101.20	192,626.45	244.37	*

* Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The following table sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal periods indicated:

Fund	Fiscal Year Ended 2/29/08	Fiscal Year Ended 2/28/09	Fiscal Year Ended 2/28/10
Arizona Municipal Bond Fund	$14,001	$36,065	$50,399.63
Michigan Municipal Bond Fund	9,242	13,416	21,543.68
Municipal Income Fund	17,198	14,826	39,373.47
Ohio Municipal Bond Fund	14,926	47,504	98,975.72
Short-Intermediate Municipal Bond Fund	1,117	9,337	14,885.89
Tax Free Bond Fund	61,431	68,180	135,059.30
California Tax Free Bond Fund	2,223	3,998	108,720.27
Intermediate Tax Free Bond Fund	12,753	79,069	254,062.61
New York Tax Free Bond Fund	19,754	120,743	268,101.20

For more information on JPMDS, see the “Distributor” section in Part II of this SAI.

Part I - 48

Distribution Fees

The tables below sets forth the Rule 12b-1 fees that the Funds paid to or that were accrued by JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated (amounts in thousands):

Fund	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
	Paid	Waived	Paid	Waived	Paid	Waived
Arizona Municipal Bond Fund
Class A Shares	$84	$ —	$100	$ —	$123	$—
Class B Shares	10	—	10	—	9	—
Class C Shares	20	—	53	—	144	—
Michigan Municipal Bond Fund
Class A Shares	140	—	136	—	138	—
Class B Shares	143	—	104	—	74	—
Class C Shares	27	—	32	—	60	—
Municipal Income Fund
Class A Shares	258	—	241	—	235	—
Class B Shares	192	—	126	—	85	—
Class C Shares	136	—	140	—	201	—
Ohio Municipal Bond Fund
Class A Shares	173	—	194	—	286	—
Class B Shares	165	—	129	—	96	—
Class C Shares	58	—	129	—	350	—
Short-Intermediate Municipal Bond Fund
Class A Shares	78	—	127	—	318	—
Class B Shares	53	—	33	—	13	—
Class C Shares	133	—	116	—	310	—
Tax Free Bond Fund
Class A Shares	330	—	345	—	460	—
Class B Shares	80	—	64	—	51	—
Class C Shares(1)	N/A	N/A	7	—	170	—

(1) Class C Shares were launched on 7/1/08.

Fund	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
	Paid	Waived	Paid	Waived	Paid	Waived
California Tax Free Bond Fund
Class A Shares	$18	($5)	$24	($6)	$93	($23)
Class C Shares	$4	—^	13	(1)	180	(13)
Intermediate Tax Free Bond Fund
Class A Shares	160	—	249	—	764	—
Class B Shares	51	—	43	—	81	—

Part I - 49

Class C Shares	42	—	154	—	838	—
New York Tax Free Bond Fund
Class A Shares	186	—	314	—	568	—
Class B Shares	73	—	64	—	54	—
Class C Shares	22	—	225	—	922	—

^ Amount rounds to less than one thousand.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily NAV of Fund shares owned by or for shareholders):

Select Class, Class A, Class B and Class C	0.25%
Institutional Class	0.10%

The table below sets forth the fees paid to JPMorgan Chase Bank or JPMDS (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Arizona Municipal Bond Fund
Class A Shares	$40	($44)	$44	($56)	$58	$(65)
Class B Shares	3	—	3	^	3	-^
Class C Shares	6	—	18	^	48	-^
Select Class Shares	131	(147)	117	(148)	107	(118)
Michigan Municipal Bond Fund
Class A Shares	78	(62)	70	(66)	76	(62)
Class B Shares	48	—	35	—	25	-^
Class C Shares	9	—	11	—	20	-^
Select Class Shares	267	(215)	198	(189)	145	(123)
Municipal Income Fund
Class A Shares	167	(91)	172	(69)	178	(57)
Class B Shares	64	—	42	—	28	-^
Class C Shares	45	—	47	—	67	-^
Select Class Shares	2,347	(1,273)	2,402	(950)	2,041	(657)

Part I - 50

	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Ohio Municipal Bond Fund
Class A Shares	93	(80)	98	(96)	173	(113)
Class B Shares	55	—	43	—	32	-^
Class C Shares	19	—	43	—	117	-^
Select Class Shares	151	(133)	151	(141)	159	(106)
Short-Intermediate Municipal Bond Fund
Class A Shares	46	(32)	50	(77)	275	(43)
Class B Shares	11	(7)	4	(7)	3	(1)
Class C Shares	26	(18)	16	(23)	91	(12)
Select Class Shares	276	(189)	176	258	-	(97)
Institutional Class Shares(1)	N/A	N/A	N/A	N/A	1,120	(97)
Tax Free Bond Fund
Class A Shares	81	(249)	83	(262)	115	(345)
Class B Shares	27	—	21	—	17	-
Class C Shares(2)	N/A	N/A	2	—	57	-
Select Class Shares	1188	(907)	970	(762)	798	(607)

(1)	Institutional Class Shares commenced operations on 6/19/09.
(2)	Class C Shares were launched on 7/1/08.
^	Amount rounds to less than one thousand.

Fund	Fiscal Year Ended 2/29/08		Fiscal Year Ended 2/28/09		Fiscal Year Ended 2/28/10
	Paid	Waived	Paid	Waived	Paid	Waived
California Tax Free Bond Fund
Class A Shares	$—	($23)	$—	($30)	$—	$(116)
Class C Shares	—	(1)	—	(5)	—	(64)
Institutional Class Shares	37	—	46	—	50	—
Select Class Shares	199	(73)	159	(106)	156	(104)
Intermediate Tax Free Bond Fund
Class A Shares	46	(114)	67	(182)	232	(532)
Class B Shares	17	—	15	^	27	-^
Class C Shares	14	—	51	(1)	277	(2)
Institutional Class Shares	350	(134)	485	(220)	645	(219)
Select Class Shares	3,920	(2,118)	4,415	(2,526)	5,882	(3,048)

Part I - 51

New York Tax Free Bond Fund
Class A Shares	38	(148)	59	(255)	144	(424)
Class B Shares	24	—	21	—	18	—
Class C Shares	7	—	75	—	307	—
Institutional Class Shares	46	(39)	31	(33)	42	(26)
Select Class Shares	1,130	—	1,102	(3)	1,105	—

^ Amount rounds to less than one thousand.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Funds paid the following brokerage commissions for the indicated fiscal periods (amounts in thousands):

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	2/29/08	2/28/09	2/28/10
Arizona Municipal Bond Fund
Total Brokerage Commissions	-	-	-
Brokerage Commissions to Affiliated Broker Dealers	-	-	-

Michigan Municipal Bond Fund
Total Brokerage Commissions	-	-	-
Brokerage Commissions to Affiliated Broker Dealers	-	-	-

Municipal Income Fund
Total Brokerage Commissions	-	7	18
Brokerage Commissions to Affiliated Broker Dealers	-	-	-

Ohio Municipal Bond Fund
Total Brokerage Commissions	-	-	-
Brokerage Commissions to Affiliated Broker Dealers	-	-	-

Short-Intermediate Municipal Bond Fund
Total Brokerage Commissions	-	-	-
Brokerage Commissions to Affiliated Broker Dealers	-	-	-

Tax Free Bond Fund
Total Brokerage Commissions	5	4	4
Brokerage Commissions to Affiliated Broker Dealers	-	-	-

Part I - 52

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	2/29/08	2/28/09	2/28/10
Tax Free Bond Fund
Total Brokerage Commissions	5	4	4
Brokerage Commissions to Affiliated Broker Dealers	-	-	-

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	2/29/08	2/28/09	2/28/10
California Tax Free Bond Fund
Total Brokerage Commissions	-	-	-
Brokerage Commissions to Affiliated Broker Dealers	-	-	-

Intermediate Tax Free Bond Fund
Total Brokerage Commissions	-	-	-
Brokerage Commissions to Affiliated Broker Dealers	-	-	-

New York Tax Free Bond Fund
Total Brokerage Commissions	-	-	-
Brokerage Commissions to Affiliated Broker Dealers	-	-	-

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

During the fiscal year ended February 28, 2010, the Adviser, either JPMIM or JPMIA, allocated brokerage commissions to brokers who provided broker research including third party broker research for the Funds as follows:

FUND NAME	Amount
Arizona Municipal Bond Fund	$0
Michigan Municipal Bond Fund	0
Municipal Income Fund	0
Ohio Municipal Bond Fund	0
Short-Intermediate Municipal Bond Fund	0
Tax Free Bond Fund	0
California Tax Free Bond Fund	0
Intermediate Tax Free Bond Fund	0
New York Tax Free Bond Fund	0

Part I - 53

Securities of Regular Broker-Dealers

As of February 28, 2010, the Funds did not own any securities of their broker dealers (or parents).

FINANCIAL INTERMEDIARY

Other Cash Compensation Payments

During the fiscal year ended February 28, 2010, JPMIM, JPMIA and SC-R&M paid approximately $91,557,253, $48,157,981 and $109,002, respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finder’s Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the J.P. Morgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of Class A Shares of the Short-Intermediate Municipal Bond Fund made prior to July 1, 2010, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 - $9,999,999*	0.50%
$10,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Short-Intermediate Municipal Bond Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s fee equal to 0.50% of the sale of the Class A Shares of the Short-Intermediate Municipal Bond Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of Class A Shares of the Short-Intermediate Municipal Bond Fund made on or after July 1, 2010, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$500,000 - $9,999,999*	0.50%
$10,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Short-Intermediate Municipal Bond Fund is less than $500,000, the Financial Intermediary will receive a Finder’s fee equal to 0.50% of the sale of the Class A Shares of the Short-Intermediate Municipal Bond Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Funds (other than the Short-Intermediate Municipal Bond Fund) such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 -- $49,999,999	0.50%
$50,000,000 or more	0.25%

Part I - 54

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund (other than the Short-Intermediate Municipal Bond Fund) is less than $1,000,000, the Financial Intermediary will receive a Finder’s fee equal to 0.75% of the sale of the Class A Shares of the Fund (other than the Short-Intermediate Municipal Bond Fund). The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

Finder’s Fees Paid By Adviser and Distributor

During the fiscal year ended February 28, 2010, the Adviser and JPMDS paid approximately

$8,488,943 in finder’s fees.

TAX MATTERS

The Funds intend to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the Internal Revenue Service may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders are advised to consult with their own tax advisors about state and local tax matters. Following is a brief discussion of treatment of exempt-interest dividends by certain states.

Arizona Taxes. Shareholders of the Arizona Municipal Bond Fund will not be subject to Arizona income taxes on exempt-interest dividends received from the Fund to the extent that such dividends are attributable to interest on tax-exempt obligations of the State of Arizona and its political subdivisions

Part I - 55

(“Arizona Obligations”). However, interest from Arizona Obligations may be included in federal gross income to the extent that any interest thereon is treated as a preference item for purposes of the alternative minimum tax.

California Taxes. In general, as long as the California Tax Free Bond Fund continues to qualify as a regulated investment company under the federal Internal Revenue Code of 1986, as amended (the “Code”), it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders.

California personal income tax law provides that dividends paid by a regulated investment company, or series thereof, from interest on obligations that would be exempt from California personal income tax if held directly by an individual, are excludable from gross income if such dividends are designated as such exempt-interest dividends in a written notice mailed to shareholders not later than 60 days after the close of the fund’s taxable year. In general, such exempt obligations will include California exempt and U.S. exempt obligations. Moreover, for a fund to qualify to pay such exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such exempt obligations at the close of each quarter of its fiscal year and such fund must be qualified as a regulated investment company. Under California law, exempt-interest dividends (including some dividends paid after the close of the year as described in Section 855 of the Code) may not exceed the excess of (A) the amount of interest received by the fund which would be tax-exempt interest if the obligations on which the interest was paid were held by an individual over (B) the amount that would be considered expenses related to exempt income and thus would not be deductible.

Distributions to individual shareholders derived from items other than exempt-interest described above will be subject to California personal income tax. In addition, corporate shareholders should note that dividends will not be exempt from California corporate franchise tax and may not be exempt from California corporate income tax.

California has an alternative minimum tax similar to the federal AMT. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes.

Investors should consult their advisers about other state and local tax consequences of the investment in the fund as well as about any California tax consequences related to any special tax status or considerations applicable to such investors.

Michigan Taxes. Distributions received from the Michigan Municipal Bond Fund are exempt from Michigan personal income tax and Michigan business tax to the extent they are derived from interest on tax-exempt securities of the State of Michigan or its political subdivisions. For Michigan personal income tax, and business tax purposes, Fund distributions attributable to any source other than interest on tax-exempt securities of the State of Michigan or its political subdivisions will be fully taxable. Fund distributions are not subject to the uniform city income tax imposed by certain Michigan cities to the extent that they are not subject to Michigan personal income tax.

New York Taxes. Distributions received from the New York Tax Free Bond Fund that are derived from interest attributable to obligations of the State of New York or its political subdivisions or certain other governmental entities (for example, the Commonwealth of Puerto Rico or the U.S. Virgin Islands), the interest on which was excludable from gross income for purposes of both federal income taxation and New York State and City personal income taxation (“New York Tax-Exempt Bonds”) and designated as such, generally are exempt from New York State and New York City personal income tax as well as from

Part I - 56

the New York City unincorporated business tax (but not the New York State corporation franchise tax or New York City general corporation tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Code. Dividends and other distributions (aside from exempt-interest dividends derived from New York Tax-Exempt Bonds) generally are not exempt from New York State and City taxes. For New York State and City tax purposes, distributions of net long-term capital gain will be taxable at the same rates as ordinary income.

Distributions by the Fund from investment income and capital gains, including exempt-interest dividends, also generally are included in a corporation’s net investment income for purposes of calculating such corporation’s obligations under the New York State corporate franchise tax and the New York City general corporation tax, if received by a corporation subject to those taxes, and will be subject to such taxes to the extent that a corporation’s net investment income is allocated to New York State and/or New York City. To the extent that investors are subject to state and local taxes outside of New York State, all dividends paid by the Fund may be taxable income for purposes thereof. To the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends will generally not be exempt from New York State or New York City tax. The New York AMT excludes tax-exempt interest as an item of tax preference. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Investors should consult their advisers about other state and local tax consequences of the investment in the Fund.

Ohio Taxes. Distributions from the Ohio Municipal Bond Fund representing interest on obligations held by this Fund which are issued by the State of Ohio, and political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or its political subdivisions or agencies or instrumentalities (“Ohio Obligations”), are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Shareholders that are subject to the Ohio commercial activity tax may exclude such distributions from their taxable gross receipts for purposes of such tax. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such distributions from the Ohio corporation franchise tax net income base. Please note that for most entities, the corporate franchise tax has been phased out over the five years starting with the 2006 tax year.

Distributions that are properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the gross receipts base of the Ohio commercial activity tax or the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the gross receipts base of the Ohio commercial activity tax or the net income base of the Ohio corporation franchise tax.

Although the Fund distributions attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares must be included in the net worth base of the Ohio corporation franchise tax.

This discussion of Ohio taxes assumes that the Ohio Municipal Bond Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Part I - 57

Capital Loss Carryforwards

For federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended February 28, 2010 (amounts in thousands):

Fund	Capital Loss Carryforward	Expiration Date
Arizona Municipal Bond Fund
	$61	2/28/2017
Total	$61

Municipal Income Fund
	$5,336	2/29/2012
	1,582	2/28/2014
	6,158	2/29/2016
	6,506	2/28/2017
	580	2/28/2018
Total	$20,162

Ohio Municipal Bond Fund
	$13	2/29/2012
Total	$13

Short-Intermediate Municipal Bond Fund
	$8,925*	2/28/2011
	11,092*	2/29/2012
	4,569*	2/28/2013
	11,664*	2/28/2014
	2,707*	2/28/2015
	3,672*	2/29/2016
	969*	2/28/2017
	647	2/28/2018
Total	$44,245

Tax Free Bond Fund
	$31	2/29/2016
	252	2/28/2017
	3,490	2/28/2018
Total	$3,773

California Tax Free Bond Fund
	$367	2/28/2015

Part I - 58

	95	< 2/29/2016>
	51	< 2/28/2017>
	29	< 2/28/2018>
Total	$542

New York Tax Free Bond Fund
	$519	< 2/28/2015>
	479	< 2/29/2016>
Total	$998

* Includes amounts from business combinations, which may be limited in future years under the Internal Review

Code Sections 381-384.

To the extent that these capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

All Funds
Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. - Standard & Poor's	Monthly	30 days after month end
Vestek	Quarterly	30 days after month end
Tax Free Bond Fund
Commonwealth	Quarterly	30 days after month end
ManagersInvest	Quarterly	30 days after month end
Intermediate Tax Free Bond Fund
ManagersInvest	Quarterly	30 days after month end
Morgan Stanley	Quarterly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers.

As of May 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

Principal Holders.

As of May 31, 2010, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI are shown in Attachment I-A, Principal Shareholders.

Part I - 59

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended February 28, 2010 have been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm to the Trusts, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 60

Principal Shareholders	Attachment I-A
* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power.

The persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons would have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

JPMORGAN ARIZONA MUNICIPAL BOND FUND
CLASS A SHARES	NFS LLC FEBO	6.96%
	MARK W DOBSON
	131 W 1ST ST STE A
	MESA AZ 85201-6602

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	49.89%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

JPMORGAN CALIFORNIA TAX FREE BOND FUND
CLASS A SHARES	UBS WM USA	20.65%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

	CHARLES SCHWAB & CO INC	6.67%
	SPECIAL CUSTODY ACCOUNT
	FBO CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

CLASS C SHARES	CHARLES SCHWAB & CO INC	26.20%
	SPECIAL CUSTODY ACCOUNT
	FBO CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	MLPF&S FOR THE SOLE BENEFIT OF	8.73%
	ITS CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR E FL 3
	JACKSONVILLE FL 32246-6484

INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK N.A.*	79.40%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	NATIONAL FINANCIAL SERVICES CORP	13.13%
	FOR THE EXCLUSIVE BENEFIT OF
	OUR CUSTOMERS
	200 LIBERTY ST - 1 WORLD FINANCIAL
	NEW YORK NY 10281

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	53.33%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	CHARLES SCHWAB & CO INC	5.94%
	SPECIAL CUSTODY ACCOUNT FOR
	BENEFIT OF CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

JPMORGAN INTERMEDIATE TAX FREE BOND FUND
CLASS A SHARES	MORGAN STANLEY SMITH BARNEY	12.84%
	HARBORSIDE FINANCIAL CENTER
	PLAZA TWO FL 3
	JERSEY CITY NJ 07311

	CITIGROUP GLOBAL MARKETS INC	6.33%
	HOUSE ACCOUNT
	ATTN PETER BOOTH 7TH FL
	333 W 34TH ST
	NEW YORK NY 10001-2402

CLASS B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	9.51%
	INC FOR THE SOLE BENEFIT OF
	CUSTOMERS
	4800 DEER LAKE DR EAST
	JACKSONVILLE FL 32246

CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF	5.86%
	ITS CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR EAST 2ND FL
	JACKSONVILLE FL 32246-6484

INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK N.A.*	83.72%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	CHARLES SCHWAB & CO INC	13.26%
	SPECIAL CUSTODY ACCOUNT FOR
	BENEFIT OF CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	82.81%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

JPMORGAN MICHIGAN MUNICIPAL BOND FUND
SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	45.15%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	MAC & CO	26.06%
	ATTN MUTUAL FUND OPERATIONS
	525 WILLIAM PENN PLACE
	PO BOX 3198
	PITTSBURGH PA 15230-3198

JPMORGAN MUNICIPAL INCOME FUND
CLASS A SHARES	NFS LLC FEBO	5.99%
	LOUISE C SOLHEIM
	LOUISE C SOLHEIM
	1650 W GLENDALE AVE
	UNIT 4125
	PHOENIX AZ 85021-8978

	JPMORGAN CHASE BANK N.A.*	5.35%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

CLASS C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	10.82%
	INC FOR THE SOLE BENEFIT OF
	CUSTOMERS

	4800 DEER LAKE DR EAST
	JACKSONVILLE FL 32246-6484
SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	94.18%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

JPMORGAN NEW YORK TAX FREE BOND FUND
CLASS B SHARES	NFS LLC FEBO	5.82%
	MARILYN ARMOUR EX
	E/O RALPH HOLLANDER
	4412 ENCLAVE CV
	AUSTIN TX 78731-3678

INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK N.A.*	51.57%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	CHARLES SCHWAB & CO INC	18.86%
	SPECIAL CUSTODY ACCOUNT FOR
	BENEFIT OF CUSTOMERS
	ATTN: MUTUAL FUNDS
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151

	TD AMERITRADE INC FBO	13.77%
	OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226

	NATIONAL FINANCIAL SERVICES CORP	11.71%
	FOR THE EXCLUSIVE BENEFIT OF
	OUR CUSTOMERS
	ATTN: MUTUAL FUNDS - 5TH FLOOR
	200 LIBERTY ST - 1 WORLD FINANCIAL
	NEW YORK NY 10281

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	67.46%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

JPMORGAN OHIO MUNICIPAL BOND FUND
CLASS A SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	5.42%
	INC FOR THE SOLE BENEFIT OF
	CUSTOMERS
	4800 DEER LAKE DR EAST
	JACKSONVILLE FL 32246-6484

	NFS LLC FEBO	5.37%
	MIRIAM C HUFF
	TOD DTD 05/22/2008
	1488 RAMBLEWOOD DR
	WOOSTER OH 44691-3038

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	36.26%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	KEYBANK NA	5.80%
	FBO MILLSTEIN NORMAN TRUST AGT
	PO BOX 94871
	CLEVELAND OH 44101-4871

JPMORGAN SHORT-INTERMEDIATE MUNICIPAL BOND FUND
CLASS A SHARES	UBS WM USA	9.36%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

	CITIGROUP GLOBAL MARKETS INC.	7.00%
	HOUSE ACCOUNT
	ATTN PETER BOOTH 7TH FLOOR
	333 W 34TH ST
	NEW YORK NY 10001-2402

CLASS B SHARES	MERRILL LYNCH PIERCE FENNER & SMITH	26.65%
	INC FOR THE SOLE BENEFIT OF
	CUSTOMERS
	4800 DEER LAKE DR EAST
	JACKSONVILLE FL 32246-6484

	NFS LLC FEBO	13.92%
	CHONG BAE PARK

	YOUNG MIN PARK
	41124 PARK FOREST CT
	NOVI MI 48375-4347

	NFS LLC FEBO	12.40%
	MARY E ROUGHTON
	4443 MELISSA LN
	DALLAS TX 75229-4216

	NFS LLC FEBO	8.94%
	NELLIE MACGREGOR
	TOD NAME ON FILE
	4820 WIRE DR
	DAYTON OH 45414-4839

CLASS C SHARES	UBS WM USA	19.38%
	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2055

	MORGAN STANLEY SMITH BARNEY	14.32%
	HARBORSIDE FINANCIAL CENTER
	PLAZA TWO FL 3
	JERSEY CITY NJ 07311

	CITIGROUP GLOBAL MARKETS INC	7.31%
	HOUSE ACCOUNT
	ATTN PETER BOOTH 7TH FL
	333 W 34TH ST
	NEW YORK NY 10001-2402

INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK N.A.*	94.26%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	90.42%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

JPMORGAN TAX FREE BOND FUND
SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.*	84.47%
	FBO CLIENTS
	PO BOX 160
	WESTERVILLE OH 43086-0160

	MAC & CO	6.94%
	ATTN MUTUAL FUND OPERATIONS
	525 WILLIAM PENN PLACE
	PO BOX 3198
	PITTSBURGH PA 15230-3198

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2010, as Supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan International Currency Income Fund

Class A/JCIAX; Class C/JNCCX; Select Class/JCISX

(the “International Currency Income Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectus for the Fund dated February 28, 2010, as supplemented from time to time (the “Prospectus”). Additionally, this SAI incorporates by reference the audited financial statements included in the annual shareholder report dated October 31, 2009 relating to the Fund (the “Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-ICI-1210

PART I

GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
Fundamental Investment Policies	2
Non-Fundamental Investment Policies	3
INVESTMENT PRACTICES	3
DIVERSIFICATION	9
PORTFOLIO TURNOVER	10
TRUSTEES	10
Standing Committees	10
Ownership of Securities	10
Trustee Compensation	11
INVESTMENT ADVISER	12
Investment Advisory Fees	12
PORTFOLIO MANAGERS	12
Portfolio Manager’s Other Accounts Managed	12
Portfolio Manager - Ownership of Securities	13
ADMINISTRATOR	13
Administrator Fees	13
DISTRIBUTOR	14
Compensation Paid to JPMDS	14
Distribution Fees	14
SHAREHOLDER SERVICING	15
Shareholder Services Fees	15
BROKERAGE AND RESEARCH SERVICES	15
Brokerage Commissions	15
Broker Research	16
Securities of Regular Broker-Dealers	16
FINANCIAL INTERMEDIARY	16
Other Cash Compensation	16
Finders’ Fee Commissions	16
Finders’ Fees Paid by Adviser and Distributor	17
TAX MATTERS	17
Capital Loss Carryforwards	17
PORTFOLIO HOLDINGS DISCLOSURE	17
SHARE OWNERSHIP	17
Trustees and Officers	17
Principal Holders	18
FINANCIAL STATEMENTS	18
PRINCIPAL SHAREHOLDERS	19

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each a “J.P. Morgan Fund”).

Share Classes

The Board of Trustees of JPMT I has authorized the issuance and sale of the following share classes of the Fund: Class A, Class C, and Select Class (collectively, the “Shares”).

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA..

Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

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INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

In addition, the Fund has an 80% investment policy which is described in its Prospectus. This policy may be changed by the Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Fundamental Investment Policies

The Fund:

(1)	May not purchase the securities of any issuer if, as a result more than 25% of the Fund's total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)	May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

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(4)	not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

(5)	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector. Real estate includes Real Estate Limited Partnerships;

(6)	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Trustees of the Fund without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(3)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

Mortgage-Related Securities

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Instrument	Part II Section Reference

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities

Bank Obligations:  Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities

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Instrument	Part II Section Reference
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments

Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Custodial Receipts

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.

Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.

Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and interest rate, and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

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Instrument	Part II Section Reference

High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by the Fund’s adviser to be of comparable quality.

Debt Instruments

Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

Inverse Floaters and Interest Rate Caps

Investment Company Securities:  Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	Loan Assignments and Participations
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.

Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

Mortgage-Related Securities

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Instrument	Part II Section Reference

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights

Private Placements, Restricted Securities and Other Unregistered Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements

Reverse Repurchase Agreements:  The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

Reverse Repurchase Agreements
Securities Lending: The lending of up to 33 ⅓% of the Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending

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Instrument	Part II Section Reference

Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.

Mortgage-Related Securities

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

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Instrument	Part II Section Reference

Treasury Receipts:  The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.

Mortgage-Related Securities

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).

U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.

Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a non-diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

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PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate for the last two fiscal years ended October 31.

	Fiscal Year Ended
	10/31/08	10/31/09
International Currency Income Fund	68%	71%

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met four times during the fiscal year ended October 31, 2009. The Compliance Committee met four times during the fiscal year ended October 31, 2009. The Governance Committee met four times during the fiscal year ended October 31, 2009. Each Investment Sub-Committee met four times during the fiscal year ended October 31, 2009. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of the International Currency Income Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1), (2)

Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000

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Name of Trustee	Ownership of the International Currency Income Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1), (2)
William G. Morton, Jr	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (145 Funds).
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden, and Spalding, these amounts include deferred compensation balances through participation, as of December 31, 2009, in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19, 2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $220,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $198,000 and the Vice Chairman $66,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $44,000 and $33,000 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	International Currency Income Fund	Total Compensation Paid from the J.P. Morgan Funds Complex(1)
Independent Trustees
William J. Armstrong	$3	$264,000
John F. Finn	3	0^
Dr. Matthew Goldstein	3	253,000
Robert J. Higgins	3	0^^
Peter C. Marshall	3	286,000
Marilyn McCoy	3	264,000

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Name of Trustee	International Currency Income Fund	Total Compensation Paid from the J.P. Morgan Funds Complex(1)
William G. Morton, Jr.	3	220,000
Robert A. Oden, Jr.	3	154,000^^^
Fergus Reid, III	5	418,000
Frederick W. Ruebeck	3	253,000
James J. Schonbachler	3	220,000
Interested Trustees
Frankie D. Hughes	3	220,000
Leonard M. Spalding, Jr.	3	264,000

(1)    A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (145 Funds).

^ Does not include $220,000 of Deferred Compensation.

^^ Does not include $253,000 of Deferred Compensation.

^^^ Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

During the fiscal periods indicated, the Fund paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees as follows (the amount waived is in parentheses), (amounts in thousands). For more information about the investment adviser, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

	Fiscal Period Ended
	10/31/07*		10/31/08		10/31/09
Fund	Paid	Waived	Paid	Waived	Paid	Waived
International Currency Income Fund	$—	$(16)	$—	$(30)	$—	$(29)

* The Fund commenced operations on 3/30/07. Therefore, the fiscal year ended 10/31/07 covers the period 3/30/07 - 10/31/07.

PORTFOLIO MANAGERS

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts managed by the portfolio manager as of October 31, 2009:

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	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
International Currency Income Fund
Jon B. Jonsson	1	$732.832	28	$3,018.536	25	$7,362.201

The following table shows information on the other accounts managed by the portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2009:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
International Currency Income Fund
Jon B. Jonsson	0	$0	2	$42.046	2	$702,768

Portfolio Manager - Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by the portfolio manager as of October 31, 2009.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1 - $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	Over $1,000,000
International Currency Income Fund
Jon B. Jonsson	X

For a more complete discussion of the portfolio manager’s compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration and administrative services fees paid by the Fund to JPMorgan Funds Management, Inc. (the amounts waived are in parentheses) as of the fiscal periods indicated (amounts in thousands).

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	Fiscal Period Ended
	10/31/07*		10/31/08		10/31/09
Fund	Paid	Waived	Paid	Waived	Paid	Waived
International Currency Income Fund	$—	$(3)	$—	$(6)	$—	$(6)

* The Fund commenced operations on 3/30/07. Therefore, the fiscal year ended 10/31/07 covers the period 3/30/07 - 10/31/07.

For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2009 (amounts have been rounded up to the whole number).

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
International Currency Income Fund	$—	$—	$—	$–*

* Fees paid by the Fund pursuant to Rule 12b-1 are provided in “Distribution Fees” section below.

The aggregate amount of underwriting commissions retained by JPMDS from the Fund for the fiscal periods ended October 31, 2007, 2008 and 2009 was $0, $0 and $0 respectively. For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated (amounts in thousands).

	Fiscal Period Ended
	10/31/07*		10/31/08		10/31/09
Fund	Paid	Waived	Paid	Waived	Paid	Waived
International Currency Income Fund
Class A Shares	$—^	$—	$1	$—	$—^	$—
Class C Shares	1	—	2	—	2	—

* The Fund commenced operations on 3/30/07. Therefore, the fiscal year ended 10/31/07 covers the period 3/30/07 - 10/31/07.
^ Amount rounds to less than one thousand.

For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

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SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A, and Class C	0.25%

The table below sets forth the fees paid to JPMDS (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Period Ended
Fund	10/31/07*		10/31/08		10/31/09
International Currency Income Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class A Shares	$—^	$—^	$1	$—^	$—^	$—^
Class C Shares	—^	—^	1	—^	—^	—^
Select Class Shares	5	(2)	4	(8)	2	(10)

* The Fund commenced operations on 3/30/07. Therefore, the fiscal year ended 10/31/07 covers the period 3/30/07 - 10/31/07.
^ Amount rounds to less than one thousand.

For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands).

	Fiscal Period Ended
Fund	10/31/07*	10/31/08	10/31/09
International Currency Income Fund
Total Brokerage Commissions	$1	$1	$—^
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—

* The Fund commenced operations on 3/30/07. Therefore, the fiscal year ended 10/31/07 covers the period 3/30/07 - 10/31/07.
^ Amount rounds to less than one thousand.

For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Part 1 - 15

Broker Research

For the fiscal year ended October 31, 2009, JPMIM allocated brokerage commissions of approximately $0 to brokers who provided broker research including third party broker research to the Fund.

Securities of Regular Broker-Dealers

As of October 31, 2009, the Fund owned securities of its regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned
International Currency Income Fund	Bank of America Corporation	$44
	Citigroup Global Markets Inc.	15
	Goldman Sachs and Company	37

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the year ended October 31, 2009, JPMIM, JPMIA and SC-R&M paid approximately $85,491,405, $54,082,089, and $154,875, respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively, “Qualifying Funds”) may receive finders’ fees.

With Respect to the Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees*
$1,000,000 — $3,999,999**	0.75%
$4,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

* If any defined contribution plan redeems within 12 months of the purchase date all of the shares for which a finder’s fee has been paid, JPMDS may reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion.
** If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.75% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

Part 1 - 16

Finders’ Fees Paid by Adviser and Distributor

For the fiscal year ended October 31, 2009, the Adviser and JPMDS paid approximately $6,781,842 in finders’ fees for all J.P. Morgan Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2009 in the amounts indicated below (amounts in thousands):

Fund	Capital Loss Carryforwards	Expiration Date
International Currency Income Fund	$13	10/31/2015
	184	10/31/2016
	123	10/31/2017
Remaining	320

To the extent that these capital losses are used to offset future capital gain, it is probable that gain so offset will not be distributed to shareholders. For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies – Standard & Poor’s	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of January 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Part 1 - 17

Principal Holders

As of January 31, 2010, the persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund included in this SAI are shown in Attachment I-A, Principal Shareholders.

FINANCIAL STATEMENTS

The Financial Statements of the Fund are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2009 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part 1 - 18

ATTACHEMENT I-A

PRINCIPAL SHAREHOLDERS

Share Class	Name and Address of Shareholders	Percentage Held
CLASS A SHARES	JP MORGAN INVESTMENT MGMT* ATTN CLIENT SERVICES 1111 POLARIS PKWY COLUMBUS OH 43240-2031	21.94%
	NFS LLC FBO TOM W TANNER 8045 VAN EMMON RD YORKVILLE IL 60560-9517	49.43%
	NFS LLC FEBO RUDY NODAR TTEE TRIPLE TRUST 11300 WOLYMPIC BLVD STE 620 LOS ANGELES CA 90064	9.34%
CLASS C SHARES	JP MORGAN INVESTMENT MGMT* ATTN CLIENT SERVICES 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	93.18%
* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

Part 1 - 19

J.P. Morgan Specialty Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2010, as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan International Realty Fund (the “International Realty Fund” or the “Fund”)
Class A/JIRAX; Class C/JIRCX; Select Class/JIRSX; Class R5/JILRX

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February 28, 2010, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the audited financial statements dated October 31, 2009 relating to the Fund (the “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund, simply write or call:

J.P. Morgan Fund Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-INTR-1210

PART I

GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	1
INVESTMENT PRACTICES	3
DIVERSIFICATION	5
PORTFOLIO TURNOVER	5
TRUSTEES	6
Standing Committees	6
Ownership of Securities	6
Trustee Compensation	7
INVESTMENT ADVISER	7
Investment Advisory Fees	7
PORTFOLIO MANAGER	8
Portfolio Manager’s Other Accounts Managed	8
Portfolio Manager’s Ownership Of Securities	8
ADMINISTRATOR	9
Administrator Fees	9
DISTRIBUTOR	9
Compensation Paid to JPMDS	9
Distribution Fees	9
SHAREHOLDER SERVICING	10
Shareholder Services Fees	10
BROKERAGE AND RESEARCH SERVICES	10
Brokerage Commissions	10
Broker Research	10
Securities of Regular Broker-Dealers	11
FINANCIAL INTERMEDIARY	11
Other Cash Compensation	11
Finder’s Fee Commissions	11
Finder’s Fees Paid By Adviser and Distributor	11
TAX MATTERS	11
Capital Loss Carryforwards	11
PORTFOLIO HOLDINGS DISCLOSURE	12
SHARE OWNERSHIP	12
Trustees and Officers	12
Principal Holders	12
FINANCIAL STATEMENTS	14

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

The Trustees of the Fund have authorized the issuance and sale of the following share classes of the Fund: Class A, Class C, Select Class and Class R5 Shares (collectively, the “Shares”).

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMG”) (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment restrictions listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-

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fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy, or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer makes it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

In addition, the Fund has an 80% investment policy which is described in its Prospectus. This policy may be changed by the Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Fundamental Investment Policies. The Fund:

(1)	May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities issued by companies in the real estate sector (as defined in the Internal Revenue Code of 1986 (the “Code”)). This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)	May not borrow money, except to the extent permitted by applicable law;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

(5)	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector. As a matter of fundamental policy, the Fund will concentrate its investments in such securities;

(6)	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)	The Fund may make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

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In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

For the purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.

Non-Fundamental Investment Policies. The investment restrictions described below are not fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without prior shareholder approval. The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(3)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.
Miscellaneous Investment Strategies and Risks
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.
Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights

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Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100’s.
Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.
Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.
Foreign Investments (including Foreign Currencies)
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Investment Company Securities: Shares of other investment companies including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.
Investment Company Securities and Exchange Traded Funds
Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.
Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights

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Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.
Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Association (“Freddie Mac”), including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).
Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupon Under Book-Entry Safekeeping (“CUBES”).
U.S. Government Obligations
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

DIVERSIFICATION

JPMT I is a registered investment management company and the Fund is a non-diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High

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portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate for the two most recently completed fiscal years:

Fund	Fiscal Year Ended 10/31/08	Fiscal Year Ended 10/31/09
International Realty Fund	108%	129%

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met four times during the fiscal year ended October 31, 2009. The Compliance Committee met four times during the fiscal year ended October 31, 2009. The Governance Committee met four times during the fiscal year ended October 31, 2009. Each Investment Sub-Committee met four times during the fiscal year ended October 31, 2009. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1),(2)
Independent Trustees
William J. Armstrong	$1-$10,000	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (132 Funds).

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(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall , Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19,2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $220,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $198,000 and the Vice Chairman $66,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $44,000 and $33,000 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Trust and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	JPMorgan International Realty Fund	Total Compensation Paid from “Fund Complex”(1)
Independent Trustees
William J. Armstrong	$19	$264,000
John F. Finn	16	0	ˆ
Dr. Matthew Goldstein	20	253,000
Robert J. Higgins	20	0	ˆˆ
Peter C. Marshall	21	286,000
Marilyn McCoy	19	264,000
William G. Morton, Jr.	16	220,000
Robert A. Oden, Jr.	16	154,000	ˆˆˆ
Fergus Reid, III	32	418,000
Frederick W. Ruebeck	20	253,000
James J. Schonbachler	16	220,000
Interested Trustees
Frankie D. Hughes	16	220,000
Leonard M. Spalding, Jr.	19	264,000

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (132 Funds).
ˆ	Does not include $220,000 of Deferred Compensation.
ˆˆ	Does not include $253,000 of Deferred Compensation.
ˆˆˆ	Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

The table below sets forth the investment advisory fees paid by the Fund to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal periods indicated (amounts in thousands):

7

	Fiscal Year Ended 10/31/07*		Fiscal Year Ended 10/31/08		Fiscal Year Ended 10/31/09
Fund	Paid	Waived	Paid	Waived	Paid	Waived
International Realty Fund	$1	($158)	$129	($243)	$42	($253)

*	The Fund commenced operations on 11/30/06. Therefore, the fiscal year ended 10/31/07 covers the period from 11/30/06 to 10/31/07.

For a more complete discussion, see the “Investment Advisers” section in Part II of this SAI.

PORTFOLIO MANAGER

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts managed by the portfolio manager as of October 31, 2009:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
International Realty Fund
Kay Herr	1	$86,617	6	$424,872	6	$202,432

The following table shows information on the other accounts managed by the portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2009:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
International Realty Fund
Kay Herr	0	$0	0	$0	2	$148,118

Portfolio Manager’s Ownership of Securities

The following table indicates for the Fund the dollar range of securities of the Fund beneficially owned by the portfolio manager as of October 31, 2009.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
International Realty Fund
Kay Herr					X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

8

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration and administrative services fee paid or accrued by the Fund to JPMorgan Funds Management, Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/07*		Fiscal Year Ended 10/31/08		Fiscal Year Ended 10/31/09
Fund	Paid	Waived	Paid	Waived	Paid	Waived
International Realty Fund	$-	($17)	$4	($38)	$7	($28)

*	The Fund commenced operations on 11/30/06. Therefore, the fiscal year ended 10/31/07 covers the period from 11/30/06 to 10/31/07.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2009 (amounts have been rounded up to the whole number).

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
International Realty Fund	$1,001	$1,359	$—	$19,102

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The aggregate amount of underwriting commissions retained by JPMDS from the Fund for the fiscal years ended October 31, 2007*, 2008 and 2009 was $9,211 and $1,286 and $1,001, respectively.

*	The Fund commenced operations on 11/30/06. Therefore, the fiscal year ended 10/31/07 covers the period from 11/30/06 to 10/31/07.

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS ,with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/09
International Realty Fund	Paid	Waived
Class A Shares	$10	$—
Class C Shares	9	—

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

9

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A and Class C	0.25%
Class R5	0.05%

The table below sets forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/07*		Fiscal Year Ended 10/31/08		Fiscal Year Ended 10/31/09
International Realty Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class A Shares	$9	$(2)	$13	$(3)	$8	$(2)
Class C Shares	11	(3)	19	(5)	2	(1)
Select Class Shares	9	(2)	15	(4)	9	(10)
Class R5 Shares	—	(2)	—	(9)	7	(3)

*	The Fund commenced operations on 11/30/06. Therefore, the fiscal year ended 10/31/07 covers the period from 11/30/06 to 10/31/07.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands):

Fund	Fiscal Year Ended 10/31/07*	Fiscal Year Ended 10/31/08	Fiscal Year Ended 10/31/09
International Realty Fund
Total Brokerage Commission	$130	$126	$68
Brokerage Commissions to Affiliated Broker-Dealers	—	—ˆ	—

*	The Fund commenced operations on 11/30/06. Therefore, the fiscal year ended 10/31/07 covers the period from 11/30/06 to 10/31/07.
ˆ	Amount rounds to less than a thousand.

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2009, JPMIM allocated brokerage commissions of approximately $46,693 to brokers who provided broker research including third party research for the Fund.

10

Securities of Regular Broker-Dealers

As of October 31, 2009, the Fund did not own any securities of its regular broker-dealers (or parents). For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal year ended October 31, 2009, JPMIM and SC-R&M paid approximately $85,491,405 and $154,875, respectively, for all the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Finders’ Fees. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively, “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the International Realty Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees*
$1,000,000 — $3,999,999**	1.00%
$4,000,000—$9,999,999	0.75%
$10,000,000—$49,999,999	0.50%
$50,000,000 or more	0.25%

*	If any defined contribution plan redeems within 12 months of the purchase date all of the shares for which a finder’s fee has been paid, JPMDS may reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion.

**	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the International Realty Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the International Realty Fund. The Finders’ Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

Finders’ Fees Paid By Adviser and Distributor

For the fiscal year ended October 31, 2009, the Adviser and JPMDS paid approximately $ 4,460,568 in finders’ fees for all of the JPMorgan Funds. For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the Fund had the following capital loss carryforwards for the fiscal year ended October 31, 2009 (amounts in thousands):

11

Fund	Capital Loss Carryforwards	Expiration Date
International Realty Fund	$1,161	10/31/2015
	9,106	10/31/2016
	13,900	10/31/2017
Remaining	24,167

To the extent that these capital losses are used to offset future capital gain, it is probable that gain so offset will not be distributed to shareholders. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Bloomberg LP	Monthly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. — Standard & Poor’s	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end
Yon-Drake Associates	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers.

As of January 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

Principal Holders.

As of January 31, 2010, the following persons owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Fund :

Name of Fund/ Share Class	Name and Address of Shareholder	Percentage Held
INTERNATIONAL REALTY FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUN FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.01%
	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2425	31.06%

12

	PERSHING LLC P. O. BOX 2052 JERSEY CITY, NJ 07303-2052	25.01%
	TD AMERITRADE INC FEBO OUR CUSTOMERS PO BOX 2226 OMAHA NE 68103-2226	13.77%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	27.03%
	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	30.82%
CLASS R5 SHARES	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2010 FUND* ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.15%
	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND* ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	12.70%
	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND* ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	20.60%
	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FD* ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	7.39%
	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND* ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	20.64%
	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2035 FUND* ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	6.05%

13

	JPMIM AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND* ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	18.43%
	JPMIM FBO JPMORGAN SMARTRETIREMENT INCOME FUND* ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	5.22%
SELECT CLASS SHARES	JPMIM AS AGENT FOR JPMORGAN DIVERSIFIED FUND* ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	44.24%
	JPMORGAN CHASE BANK N.A. FBO CLIENTS* PO BOX 160 WESTERVILLE OH 43086-0160	14.40%
	STRAFE & CO* BOIA-ONE GROUP OPERATIONS 1111 POLARIS PARKWAY PO BOX 711234 COLUMBUS OH 43271-0001	11.29%

*  The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of such Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2009, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

14

J.P. Morgan Tax Aware Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2010, as Supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Tax Aware Equity Fund (“Tax Aware Equity Fund”)

(formerly the “Tax Aware Disciplined Equity Fund

Institutional Class/JPDEX

JPMorgan Tax Aware Real Return Fund (“Tax Aware Real Return Fund”)

Class A/TXRAX; Class C/TXRCX; Select Class/TXRSX; Institutional Class/TXRIX

JPMorgan Tax Aware U.S. Equity Fund (“Tax Aware U.S. Equity Fund”)

Class A/JTEAX; Class B/JTEBX; Class C/JTECX; Select Class/JPTAX; Institutional Class/JTUIX

(each a “Fund,” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated February 28, 2010, as supplemented from time to time (the “Prospectuses”). Additionally, this SAI incorporates by reference the audited financial statements dated October 31, 2009, included in the annual Shareholder Report relating to the Funds (“Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Report, are available, without charge, upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts, Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds.

For more information about the Funds or the Financial Statements, simply write or call:

J.P. Morgan Fund Services P.O. Box 8528 Boston, MA 02266-8528 1-800-480-4111

SAI-TA-1210

GENERAL	1
The Trust and the Funds	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
Fundamental Investment Policies	3
Non-Fundamental Investment Policies	4
INVESTMENT PRACTICES	4
ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES	11
DIVERSIFICATION	11
QUALITY DESCRIPTION	11
PORTFOLIO TURNOVER	12
TRUSTEES	12
Standing Committees	12
Ownership of Securities	12
Trustee Compensation	13
INVESTMENT ADVISER	14
Investment Advisory Fees	14
PORTFOLIO MANAGERS	15
Portfolio Managers’ Other Accounts Managed	15
Portfolio Managers - Ownership of Securities	16
ADMINISTRATOR	16
Administrator Fees	16
DISTRIBUTOR	16
Compensation Paid to JPMDS	16
Distribution Fees	17
SHAREHOLDER SERVICING	17
Shareholder Services Fees	17
BROKERAGE AND RESEARCH SERVICES	18
Brokerage Commissions	18
Broker Research	19
Securities of Regular Broker-Dealers	19
FINANCIAL INTERMEDIARY	19
Other Cash Compensation	19
Finders’ Fee Commissions	19
Finders’ Fees Paid by Adviser and Distributor	20
TAX MATTERS	20
Capital Loss Carryforwards	20
PORTFOLIO HOLDINGS DISCLOSURE	21
SHARE OWNERSHIP	21
Trustees and Officers	21
Principal Holders	21
FINANCIAL STATEMENTS	22
PRINCIPAL SHAREHOLDERS	23

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Funds

The Funds are series of JPMorgan Trust I (“JPMT I” or the “Trust”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. Each Fund (except for the Tax Aware Real Return Fund) is a successor mutual fund to J.P. Morgan Funds that were series of J.P. Morgan Mutual Fund Series (“Predecessor Funds”) prior to February 18, 2005. Each of the Predecessor Funds operated as a series of another legal entity prior to reorganizing and redomiciling as series of J.P. Morgan Mutual Fund Series (“JPMMFS”) on February 18, 2005.

The Predecessor Funds were formerly series of J.P. Morgan Series Trust (“JPMST”). Prior to February 19, 2005, the Tax Aware Equity Fund and Tax Aware U.S. Equity Fund were series of JPMST, an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 15, 1996.

On January 20, 2005, shareholders of each of the Predecessor Funds approved an Agreement and Plan of Reorganization and Redomiciliation (“Shell Reorganization Agreements”) between JPMST, on behalf of the Predecessor Funds, and JPMMFS, on behalf of its series. Pursuant to the Shell Reorganization Agreements, the Predecessor Funds were reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”). With respect to events that occurred or payments that were made prior to the Closing Date, any reference to Fund(s) or Trust(s) in this SAI prior to the Closing Date refers to the Predecessor Funds or JPMST.

On January 20, 2005, shareholders of JPMMFS approved the redomiciliation of JPMMFS as a Delaware statutory trust to be called “JPMorgan Trust I” (“Redomiciliation”). The Redomiciliation took place after the close of business on the Closing Date, at which time each Fund became a series of JPMorgan Trust I. The Redomiciliation was effective after each of the reorganizations pursuant to the Shell Reorganization Agreements.

Name Change. Effective December 10, 2010, the JPMorgan Tax Aware Disciplined Equity Fund was renamed the JPMorgan Tax Aware Equity Fund.

Share Classes

The Trustees of the Funds have authorized the issuance and sale of the following classes of shares of the Funds and each Fund offers all classes of shares.

Tax Aware Equity Fund	Institutional Class
Tax Aware Real Return Fund	Select Class, Institutional Class, Class A and Class C
Tax Aware U.S. Equity Fund	Select Class, Institutional Class, Class A, Class B and Class C

The shares of the Funds are collectively referred to in this SAI as the “Shares.”

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund’s current Prospectus. Capitalized terms not otherwise defined herein

Part I - 1

have the meanings accorded to them in the Prospectuses. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts, Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) (each a “J.P. Morgan Fund,” and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” The Trusts’ Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a "Trustee."

The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Funds are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to each of the Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of each Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of each of the Funds (including their respective investment objectives) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of each Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

Part I - 2

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries, and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

In addition, each of the Funds, other than the Tax Aware Real Return Fund, has an 80% investment policy which is described in the Funds’ Prospectuses. This policy may be changed by the Board of Trustees without shareholder approval. However, each Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Fundamental Investment Policies. Each Fund:

(1)	May not purchase securities of any issuer if such purchase would be consistent with the maintenance of the Fund’s status as a diversified investment company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;

(2)	May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

(3)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(4)	May not borrow money, except to the extent permitted by applicable law;

(5)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933 Act, as amended;

(6)	May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(7)	May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

(8)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Part I - 3

Non-Fundamental Investment Policies.  Each Fund is subject to the following non-fundamental policies which may be changed without shareholder approval. Each of the Funds:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(4)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

In addition, the Funds may borrow money from banks for temporary or short-term purposes. However, the Funds may not borrow money to buy additional securities, which is known as “leverage.”

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by each of the Funds, as indicated. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Fund Name	Fund Code
Tax Aware Equity Fund	1
Tax Aware Real Return Fund	2
Tax Aware U.S. Equity Fund	3

Instrument	Fund Codes	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

	1-3	Mortgage-Related Securities

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

	1-3	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	1-3	Auction Rate Securities

Part I - 4

Instrument	Fund Codes	Part II Section Reference

Bank Obligations:  Bankers’ acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

	1-3	Bank Obligations

Borrowings: A Fund may borrow for temporary purposes and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

	1-3	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	2	Foreign Investments (including Foreign Currencies)

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

	1-3	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-3	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	1-3	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	1-3	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-3	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-3	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-3	Debt Instruments

Part I - 5

Instrument	Fund Codes	Part II Section Reference
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	2	Swaps and Related Swap Products

Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

	1-3	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	2	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1, 2	Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.

	1-3	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	2	Foreign Investments (including Foreign Currencies)

Part I - 6

Instrument	Fund Codes	Part II Section Reference

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

	1-3	Foreign Investments (including Foreign Currencies)

High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or that are unrated but deemed by the Fund’s Adviser to be of comparable quality.

	1-3	Debt Instruments
Inflation-Linked Debt Securities: Include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	2	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1, 3	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-3	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	2	Inverse Floaters and Interest Rate Caps

Investment Company Securities:  Shares of other investment companies, including funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

	1-3	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	2	Loan Assignments and Participations
Master Limited Partnership: A limited partnership that is publicly traded on a securities exchange.	1, 3	Miscellaneous Investment Strategies and Risks
Mortgages (Directly Held): Debt instruments secured by real property.	2	Mortgage-Related Securities

Part I - 7

Instrument	Fund Codes	Part II Section Reference

Mortgage-Backed Securities:  Debt obligations secured by real estate loans, such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.

	1-3	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	2	Mortgage-Related Securities

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single-family revenue bonds.

	1-3	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	1-3	Miscellaneous Investment Strategies and Risks

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.

	1-3	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-3	Equity Securities, Warrants and Rights

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

	1-3	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-3	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-3	Repurchase Agreements

Part I - 8

Instrument	Fund Codes	Part II Section Reference
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-3	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

	1-3	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 ⅓% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	1-3	Securities Lending

Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

	1-3	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	1-3	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government, or its agencies, authorities or political subdivisions.	2	Foreign Investments (including Foreign Currencies)

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC) or CMO structure.

	1-3	Mortgage-Related Securities

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

	1-3	Swaps and Related Swap Products

Part I - 9

Instrument	Fund Codes	Part II Section Reference
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	2	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-3	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

	1-3	Treasury Receipts

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.

	1-3	Mortgage-Related Securities

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book–Entry Safekeeping (“CUBES”).

	1-3	U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.

	1-3	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-3	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Part I - 10

Instrument	Fund Codes	Part II Section Reference
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	1-3	Debt Instruments

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

Tax Management Techniques. The Funds use the Adviser’s proprietary tax sensitive optimization model which is designed to reduce, but not eliminate, the impact of capital gains taxes on shareholders’ after tax total returns. Each Fund will try to minimize the realization of net short-term and long-term capital gains by matching securities sold at a gain with those sold at a loss to the extent practicable. In addition, when selling a portfolio security, each Fund will generally select the highest cost basis shares of the security to reduce the amount of realized capital gains. Because the gain on securities that have been held for more than one year is subject to a lower federal income tax rate, these securities will generally be sold before securities held less than one year. The use of these tax management techniques will not necessarily reduce a Fund’s portfolio turnover rate or prevent the Fund from selling securities to the extent warranted by shareholder transactions, actual or anticipated economic, market or issuer-specific developments or other investment considerations.

DIVERSIFICATION

JPMT I is a registered management investment company and the Funds are diversified series of JPMT I. For a more complete discussion, see the "Diversification" section in Part II of this SAI.

QUALITY DESCRIPTION

At the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody’s or Standard & Poor’s, and the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by Standard & Poor’s. If no such ratings are available, the investment must be of comparable quality in the Adviser’s opinion. At the time a Fund invests in any other short-term debt securities, they must be rated A or higher by Moody’s or Standard & Poor’s, or if unrated, the investment must be of comparable quality in the Adviser’s opinion.

If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer’s securities which the Tax Aware Real Return Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the U.S. Government. Consequently,

Part I - 11

the Tax Aware Real Return Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. See “Investment Restrictions” above.

In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other relevant conditions, such as comparability to other issuers.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Funds’ portfolio turnover rates for the last two fiscal years.

	Fiscal Year Ended 10/31/08	Fiscal Year Ended 10/31/09
Tax Aware Equity Fund	65%	84%
Tax Aware Real Return Fund	7%	9%
Tax Aware U.S. Equity Fund	116%*	76%

* Portfolio turnover for the Tax Aware U.S. Equity Fund is attributed to a change in the Fund’s portfolio management.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met four times during the fiscal year ended October 31, 2009. The Compliance Committee met four times during the fiscal year ended October 31, 2008. The Governance Committee met four times during the fiscal year ended October 31, 2009. Each Investment Sub-Committee met four times during the fiscal year ended October 31, 2009. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Funds and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Part I - 12

Name of Trustee	Ownership of Tax Aware Equity Fund	Ownership of Tax Aware Real Return Fund	Ownership of Tax Aware U.S. Equity Fund	Aggregate Ownership of All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	None	Over $100,000	None	Over $100,000
John F. Finn	None	None	None	Over $100,000
Dr. Matthew Goldstein	None	None	None	Over $100,000
Robert J. Higgins	None	None	None	Over $100,000
Peter C. Marshall	None	None	None	Over $100,000
Marilyn McCoy	None	None	None	Over $100,000
William G. Morton, Jr.	None	None	None	Over $100,000
Robert A. Oden, Jr.	None	None	None	Over $100,000
Fergus Reid, III	None	None	None	Over $100,000
Frederick W. Ruebeck	None	None	None	Over $100,000
James J. Schonbachler	None	None	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	None	None	Over $100,000
Leonard M. Spalding, Jr.	None	None	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (145 Funds).

(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009 through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees as amended and restated January 1, 2008 and August 19, 2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $220,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $198,000 and the Vice Chairman $66,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $44,000 and $33,000 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Part I - 13

Trustee aggregate compensation paid by each Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Aggregate Trustee Compensation Paid by the Fund

Name of Trustee	Tax Aware Equity Fund	Tax Aware Real Return Fund	Tax Aware U.S. Equity Fund	Total Compensation Paid from “Fund Complex”(1)
Independent Trustees
William J. Armstrong	$177	$1,328	$149	$264,000
John F. Finn	147	1,106	124	0^
Dr. Matthew Goldstein	200	1,234	142	253,000
Robert J. Higgins	200	1,234	142	0^^
Peter C. Marshall	191	1,438	162	286,000
Marilyn McCoy	177	1,328	149	264,000
William G. Morton, Jr.	147	1,106	124	220,000
Robert A. Oden, Jr.	147	1,106	124	154,000^^^
Fergus Reid, III	331	2,039	235	418,000
Frederick W. Ruebeck	200	1,234	142	253,000
James J. Schonbachler	147	1,106	124	220,000
Interested Trustees
Frankie D. Hughes	147	1,106	124	220,000
Leonard M. Spalding, Jr.	177	1,328	149	264,000

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or, have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Fund Complex for which the Board of Trustees currently serves includes ten registered investment companies (145 Funds).

^ Does not include $220,000 of Deferred Compensation.

^^ Does not include $253,000 of Deferred Compensation.

^^^ Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

The table below sets forth the investment advisory fees paid to JPMIM (waived amounts are in parentheses) with respect to the fiscal periods indicated (amounts in thousands):

ADVISORY FEES

	Fiscal Year Ended 10/31/07		Fiscal Year Ended 10/31/08		Fiscal Year Ended 10/31/09
	Paid	Waived	Paid	Waived	Paid	Waived
Tax Aware Equity Fund	$2,434	$—	$2,179	$—	$1,048	$(6)
Tax Aware Real Return Fund	1,648	(532)	4,188	(142)	7,844	(112)
Tax Aware U.S. Equity Fund	1,558	—	834	—	950	(196)

Part I - 14

For a more complete discussion, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2009:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Tax Aware Equity Fund
Susan Bao	9	$7,348,774.299	6	$1,873,960.368	81	$13,360,811.567
Tax Aware Real Return Fund
Deepa Majmudar	2	22.776	0	0	0	0
Richard Taormina	4	5,784.6000	0	0	13	368.825
Tax Aware U.S. Equity Fund
Susan Bao	9	7,445,564.225	6	1,873,960.368	81	13,360,811.567

The following table shows information on the other accounts managed by each portfolio manager of the Funds that have advisory fees wholly or partly based on performance as of October 31, 2009.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)
Tax Aware Equity Fund
Susan Bao	0	$0	2	$5,238,984.882	2	$840,621.908
Tax Aware Real Return Fund
Deepa Majmudar	0	0	0	0	0	0
Richard Taormina	0	0	0	0	0	0
Tax Aware U.S. Equity Fund
Susan Bao	0	0	2	5,238,984.882	2	840,621.908

Part I - 15

Portfolio Managers - Ownership of Securities

The following table indicates for the Fund the dollar range of shares beneficially owned by each portfolio manager, as of October 31, 2009.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Tax Aware Equity Fund
Susan Bao	X
Tax Aware Real Return Fund
Deepa Majmudar	X
Richard Taormina	X
Tax Aware U.S. Equity Fund
Susan Bao	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co-administration fees paid by the Funds to JPMorgan Funds Management, Inc. (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended 10/31/07		Fiscal Year Ended 10/31/08		Fiscal Year Ended 10/31/09
	Paid	Waived	Paid	Waived	Paid	Waived
Tax Aware Equity Fund	$ 434	$ (257)	$ 557	$ (73)	$ 316	$ (3)
Tax Aware Real Return Fund	544	(74)	1,188	(69)	2,253	(150)
Tax Aware U.S. Equity Fund	234	(110)	146	(41)	271	—

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2009 (amounts have been rounded up to the nearest whole number).

Part I - 16

Fund	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Tax Aware Equity Fund	$ —	$ —	$ —	$ —*
Tax Aware Real Return Fund	34,340	86,621	—	—*
Tax Aware U.S. Equity Fund	42	1,615	—	—*

* Fees paid by the Funds pursuant to Rule 12b-1 are provided in “Distribution Fees” section below.

The table below sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal periods indicated.

Fund	Fiscal Year Ended
	10/31/07	10/31/08	10/31/09
Tax Aware Equity Fund	$ —	$ —	$ —
Tax Aware Real Return Fund	1,042.90	12,753.05	34,339.76
Tax Aware U.S. Equity Fund	1,590.49	292.38	41.52

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Funds paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	10/31/07		10/31/08		10/31/09
	Paid	Waived	Paid	Waived	Paid	Waived
Tax Aware Real Return Fund
Class A Shares	$6	$—	$147	$—	$294	$—
Class C Shares	5	—	136	—	427	—
Tax Aware U.S. Equity Fund
Class A Shares	21	—	15	—	4	—
Class B Shares	17	—	13	—	7	—
Class C Shares	5	—	5	—	4	—

For a more complete discussion, discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing Shareholder Services and other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A, Class B and Class C	0.25%
Institutional Class	0.10%

Part I - 17

The table below sets forth the fees paid to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended		Fiscal Year Ended		Fiscal Year Ended
	10/31/07		10/31/08		10/31/09
	Paid	Waived	Paid	Waived	Paid	Waived
Tax Aware Equity Fund
Institutional Class Shares	$695	$—	$470	$(153)	$115	$(186)
Tax Aware Real Return Fund
Class A Shares	6	—	6	(141)	4	(290)
Class C Shares	2	—	28	(17)	88	(55)
Select Class Shares	1,154	—	1,449	(681)	2,523	(1,575)
Institutional Class Shares	158	—	66	(242)	18	(441)
Tax Aware U.S. Equity Fund
Class A Shares	21	—	12	(3)	4	(—^)
Class B Shares	6	—	3	(1)	2	(—^)
Class C Shares	2	—	2	(—^)	1	(—^)
Select Class Shares	632	(26)	281	(103)	574	(12)
Institutional Class Shares	72	—	12	(11)	—	(17)

^ Amount rounds to less than one thousand.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Funds paid the following brokerage commissions for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	10/31/07	10/31/08	10/31/09
Tax Aware Equity Fund
Total Brokerage Commissions	$241	$591	$516
Brokerage Commissions to Affiliated Broker/Dealers	—	2	—^
Tax Aware Real Return Fund
Total Brokerage Commissions	—	—	—
Brokerage Commissions to Affiliated Broker/Dealers	—	—	—
Tax Aware U.S. Equity Fund
Total Brokerage Commissions	229	282	397
Brokerage Commissions to Affiliated Broker/Dealers	40	52	4

Part I - 18

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2009, the Adviser allocated brokerage commissions to brokers who provided broker research including third party broker research for the Funds as follows:

Tax Aware Equity Fund	$991,550
Tax Aware Real Return Fund	0
Tax Aware U.S. Equity Fund	379,077

Securities of Regular Broker-Dealers

As of October 31, 2009, the Funds owned securities of their regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned
Tax Aware Equity Fund	Bank of America Corporation	$6,061
	Citigroup Global Markets Inc.	3,165
	Goldman Sachs and Company	8,175

Tax Aware Real Return Fund	N/A

Tax Aware U.S. Equity Fund	Bank of America Corporation	4,410
	Citigroup Global Markets Inc.	2,293
	Goldman Sachs and Company	5,948

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal year ended October 31, 2009, JPMIM, JPMIA and SC-R&M paid approximately $85,491,405, $54,082,089 and $154,875, respectively, for all the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Finders’ Fee. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Equity Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Tax Aware Real Return Fund, such fees are paid in accordance with the following schedule:

Part I - 19

Amount of Purchases	Finders’ Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a the Tax Aware Real Return Fund is less than $1,000,000, the Financial Intermediary will receive Finders’ Fee equal to 0.75% of the sale of the Class A Shares of the Tax Aware Real Return Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Tax Aware U.S. Equity Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Tax Aware U.S. Equity Fund is less than $1,000,000, the Financial Intermediary will receive Finders’ Fee equal to 1.00% of the sale of the Class A Shares of the Tax Aware U.S. Equity Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

For a more complete discussion, see the “Additional Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid By Adviser and Distributor

During the fiscal year ended October 31, 2009, the Adviser and JPMDS paid approximately $6,781,842 in finders’ fees for all of the J.P. Morgan Funds.

TAX MATTERS

Capital Loss Carryforwards

For federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2008 (amounts in thousands) as set out below:

Fund		Expires
Tax Aware Equity Fund
	$50,933	10/31/10
	15,933	10/31/11
	77,647	10/31/16
	41,133	10/31/17
Remaining	185,646

Tax Aware Real Return Fund
	16	10/31/14
	3,040	10/31/15

Part I - 20

Fund		Expires
	1,090	10/31/16
	33,949	10/31/17
Remaining	38,095

Tax Aware U.S. Equity
	16,743	10/31/17
Remaining	16,743

To the extent that these capital losses are used to offset future capital gain, it is probably that the gain so offset will not be distributed to shareholders. For a more complete discussion, see the “Distribution and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

All Funds
Vickers Stock Research Corp.	Monthly	30 days after month end
Morningstar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. - Standard & Poor's	Monthly	30 days after month end
Tax Aware Equity Fund
New England Pension Consultants	Monthly	30 days after month end
Tax Aware U.S. Equity Fund
Prime, Buchholz & Associates, Inc	Quarterly	30 days after month end
Tax Aware Equity Fund
Tax Aware U.S. Equity Fund
Casey, Quirk & Associates	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers. As of January 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

Principal Holders. As of January 31, 2010, the following persons owned of record, or were known by the Trust, to own beneficially, 5% or more of the indicated class of the relevant Fund’s outstanding shares:

Part I - 21

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2009, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 22

ATTACHMENT 1-A

PRINCIPAL SHAREHOLDERS

Name of Fund	Name and Address of Shareholder	Percentage Held
TAX AWARE EQUITY FUND
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	93.12%
TAX AWARE REAL RETURN FUND
CLASS A SHARES	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	5.66%
	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	11.29%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	20.19%
CLASS C SHARES	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	7.82%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	20.27%
	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	12.64%

Part I - 23

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	5.18%
INSTITUTIONAL CLASS SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	18.60%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	68.48%
SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	89.21%
TAX AWARE U.S. EQUITY FUND
CLASS A SHARES	FIRST CLEARING, LLC KEITH R SCHROEDER 6373 KILLOE RD BALDWINSVILLE NY 13027-9073	7.22%
	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	7.93%
	NFS LLC FBO BOYD H VANDERBEKE TTEE BOYD H VANDERBEKE REVOC TRUST 329 PINE RIDGE DR BLOOMFIELD MI 48304-2140	6.21%
	NFS LLC FEBO SHARON DICLAUDIO F/K/A SHARON BR SHARON DICLAUDIO TTEE 26051 CHESHIRE CT GROSSE ILE MI 48138-1859	6.95%

Part I - 24

CLASS B SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.51%
	NFS LLC FBO COLLEEN KIRBY 7216 MOSS CREEK CIR LIVERPOOL NY 13090-3784	11.66%
	NFS LLC FEBO CHRISTINA PATERSON JONES RICHARD PATERSON JONES 8303 PARTRIDGEBERRY DR BALDWINSVILLE NY 13027-8947	5.94%
CLASS C SHARES	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	14.40%
	FIRST CLEARING LLC KEVIN P FOOTE & ANN PARKER FOOTE JT TEN 8940 VANDEGRIFF WAY MAPLE GROVE MN 55311-1149	9.53%
	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	9.19%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	32.33%
	NFS LLC FEBO PAUL K ODLAND BARBARA R ODLAND PO BOX 333 BEULAH MI 49617-0333	6.84%

Part I - 25

INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK* FBO BOSE CORPORATION BENEFIT REPLACEMENT PLAN 1 CHASE MANHATTAN PLZ FL 19 NEW YORK NY 10005-1401	33.09%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	66.03%
SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	95.46%
* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

The persons listed above as owning 25% or more of the outstanding shares of any of the Funds may be presumed to “control” (as that term is defined in the 1940 Act) such a Fund. As a result, those persons may have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of the shareholders of the Fund.

Part I - 26

J.P. Morgan Tax Aware Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

July 1, 2010, as Supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Tax Aware High Income Fund

Class A/JTIAX; Class C/JTICX; Select Class/JTISX

(the “Tax Aware High Income Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectus for the Fund dated July 1, 2010, as supplemented from time to time (the “Prospectus”). Additionally, this SAI incorporates by reference the audited financial statements included in the annual shareholder report dated February 28, 2010 relating to the Fund (the “Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds. For more information about the Fund or the Financial Statements, simply write or call:

J.P. Morgan Fund Services P.O. Box 8528 Boston, MA 02266-8528 1-800-480-4111

SAI-TAHI-1210

PART I	1
GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
Fundamental Investment Policies	2
Non-Fundamental Investment Policies	3
INVESTMENT PRACTICES	3
DIVERSIFICATION	8
PORTFOLIO TURNOVER	8
TRUSTEES	9
Standing Committees	9
Ownership of Securities	9
Trustee Compensation	10
INVESTMENT ADVISER	10
Investment Advisory Fees	11
PORTFOLIO MANAGERS	11
Portfolio Managers’ Other Accounts Managed	11
Portfolio Managers - Ownership of Securities	11
ADMINISTRATOR	12
Administrator Fees	12
DISTRIBUTOR	12
Compensation Paid to JPMDS	12
Distribution Fees	13
SHAREHOLDER SERVICING	13
Shareholder Services Fees	13
BROKERAGE AND RESEARCH SERVICES	13
Brokerage Commissions	13
Broker Research	14
Securities of Regular Broker-Dealers	14
FINANCIAL INTERMEDIARY	14
Other Cash Compensation	14
Finders’ Fee Commissions	14
Finders’ Fees Paid By Adviser and Distributor	14
TAX MATTERS	15
Capital Loss Carryforwards	15
PORTFOLIO HOLDINGS DISCLOSURE	15
SHARE OWNERSHIP	15
Trustees and Officers	15
Principal Holders	17
FINANCIAL STATEMENTS	17
PRINCIPAL SHAREHOLDERS	18

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

The Board of Trustees of JPMT I has authorized the issuance and sale of the following share classes of the Fund: Class A, Class C and Select Class. The shares of the Fund are collectively referred to in this SAI as the “Shares.”

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts, Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management, Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I-1

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies

The Fund:

(1) May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2) May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3) May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4) May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

(5) May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

Part I-2

(6) May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7) May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

For the purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Trustees of the Fund without prior shareholder approval.

The Fund:

(1) May not invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists;

(2) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(3) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

Mortgage-Related Securities

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities

Part I-3

Instrument	Part II Section Reference

Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments

Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Custodial Receipts

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.

Demand Features

Exchange Traded Funds(“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.

Investment Company Securities and Exchange Traded Funds

Part I-4

Instrument	Part II Section Reference

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by the Fund’s adviser to be of comparable quality.

Debt Instruments

Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

Debt Instruments
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

Inverse Floaters and Interest Rate Caps

Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	Loan Assignments and Participations
Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.

Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

Mortgage-Related Securities

Part I-5

Instrument	Part II Section Reference

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single-family revenue bonds.

Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks

Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks

Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling

Part I-6

Instrument	Part II Section Reference
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government, or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.

Mortgage-Related Securities

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances the Fund may invest in cash and cash equivalents for temporary defensive purposes	Miscellaneous Investment Strategies and Risks

Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.

Trust Preferreds

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.

Mortgage-Related Securities

Part I-7

Instrument	Part II Section Reference

U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).

U.S. Government Obligations

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.

Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The tables below sets forth the Fund’s portfolio turnover rates for the last two fiscal years.

	Fiscal Period Ended
	2/28/09	2/28/10
Tax Aware High Income Fund	15%	25%

Part I-8

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met four times during the fiscal year ended 2/28/10. The Compliance Committee met four times during the fiscal year ended 2/28/10. The Governance Committee met six times during the fiscal year ended 2/28/10. The Investments Committee met five times during the fiscal year ended 2/28/10. For a more complete discussion, see the “Trustees” Section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any Fund that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of the Tax Aware High Income Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1), (2)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (145 Funds).

(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Fund’s Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

                  As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Part I-9

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Aggregate Trustee Compensation Paid by the Fund

Name of Trustee	JPMorgan Tax Aware High Income Fund	Total Compensation paid from the Funds Complex(1)
Independent Trustees
William J. Armstrong	$6	$264.000
John F. Finn	5	0^
Dr. Matthew Goldstein	6	253,000
Robert J. Higgins	6	0^^
Peter C. Marshall	7	286,000
Marilyn McCoy	6	264,000
William G. Morton, Jr.	5	220,000
Robert A. Oden, Jr.	5	154,000^^^
Fergus Reid, III	11	418,000
Frederick W. Ruebeck	6	253,000
James J. Schonbachler	5	220,000
Interested Trustees
Frankie D. Hughes	5	220,000
Leonard M. Spalding, Jr.	6	264,000

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Fund Complex for which the Board of Trusttees currently serves includes ten registered investment companies (145 Funds).
^ Does not include $220,000 of Deferred Compensation.
^^ Does not include $253,000 of Deferred Compensation.
^^^ Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

During the fiscal periods indicated, the Fund paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees as follows (the amount waived is in parentheses), (amounts in thousands)

Part I-10

	Fiscal Period Ended
	2/29/08*		2/28/09		2/28/10
	Paid	Waived	Paid	Waived	Paid	Waived
Tax Aware High Income Fund	$—	$(16)	$—	$(35)	$—	$(43)

*	The Fund commenced operations on 9/17/07. Therefore, the fiscal period ended 2/29/08 covers the period 9/17/07-2/29/08.

For more information about the investment adviser, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of 2/28/10:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Tax Aware High Income Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Jennifer Tabak	2	$1,514.573	0	$0	122	$163.588
Rick Taormina	5	9,395.074	0	0	12	337.089
Deepa Majmudar	2	3,525.543	0	0	0	0
Bill Morgan	3	6,253.933	8	5,208.411	8	719.687
Cory Pollock	0	0	0	0	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of 2/28/10:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Tax Aware High Income Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Jennifer Tabak	0	$0	0	$0	0	$0
Rick Taormina	0	0	0	0	0	0
Deepa Majmudar	0	0	0	0	0	0
Bill Morgan	1	140.084	0	0	0	0
Cory Pollock	0	0	0	0	0	0

Portfolio Managers - Ownership Of Securities

The following table indicates the dollar range of shares beneficially of the Fund owned by each portfolio manager, as of 2/28/10.

Part I-11

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Tax Aware High Income Fund
Jennifer Tabak	X
Rick Taormina	X
Deepa Majmudar	X
Bill Morgan	X
Cory Pollock	X

For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration and administrative services fees paid by the Fund to JPMorgan Funds Management, Inc. (the amounts waived are in parentheses) as of the fiscal periods indicated (amounts in thousands).

	Fiscal Period Ended
	2/29/08*		2/28/09		2/28/10
	Paid	Waived	Paid	Waived	Paid	Waived
Tax Aware High Income Fund	$—	$(5)	$—	$(11)	$—	$(12)

*	The Fund commenced operations on 9/17/07. Therefore, the fiscal period ended 2/29/08 covers the period 9/17/07-2/29/08.

For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended 2/28/10 (amounts have been rounded up to the whole number).

	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Tax Aware High Income Fund	$4,516	$1,158	$—	$7,969*

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in “Distribution Fees” section below.

The aggregate amount of underwriting commissions retained by JPMDS from the Fund for the fiscal periods ended 2/29/08, 2/28/09 and 2/28/10 were $0.00, $212 and $4,516, respectively. For more information on JPMDS, see the “Distributor” section in Part II of this SAI.

Part I-12

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated (amounts in thousands).

	Fiscal Period Ended
	2/29/08*		2/28/09		2/28/10
Tax Aware High Income Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class A Shares	$—^	$—	$1	$—	$2	$—
Class C Shares	—^	—	2	—	6	—

*	The Fund commenced operations on 9/17/07. Therefore, the fiscal period ended 2/29/08 covers the period 9/17/07-2/29/08.
^	Amount rounds to less than $1,000.

For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A, and Class C	0.25%

The table below sets forth the fees paid to JPMDS (the amounts waived are in parentheses) for the fiscal periods indicated.

	Fiscal Period Ended
	2/29/08*		2/28/09		2/28/10
Tax Aware High Income Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class A	$—^	$—	$—	$(1)	$—	$(2)
Class C	—^	—	—	(1)	—	(2)
Select Class	6	(5)	15	(9)	16	(10)

*	The Fund commenced operations on 9/17/07. Therefore, the fiscal period ended 2/29/08 covers the period 9/17/07-2/29/08.
^	Amount rounds to less than $1,000.

For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund did not pay any brokerage commissions to JPMDS for the fiscal periods 2/29/08, 2/28/09 or 2/28/10. For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Part I-13

Broker Research

For the fiscal year ended 2/28/10, JPMIM allocated brokerage commissions of approximately $0.00 to brokers who provided broker research including third party broker research to the Fund.

Securities of Regular Broker-Dealers

As of 2/28/10, the Fund did not own securities of its regular broker-dealers (or parents). For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the year ended 2/28/10, JPMIM, JPMIA and SC-R&M paid approximately $91,557,253, $48,157,981, and $109,002, respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive finders’ fees.

With respect to the Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.75% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for sales for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

Finders’ Fees Paid by Adviser and Distributor.

For the fiscal year ended 2/28/10, the Advisers and JPMDS paid approximately $8,488,943 in finder’s fees for all J.P. Morgan Funds. For a more complete discussion, see “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Part I-14

TAX MATTERS

The Funds intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the Internal Revenue Service may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Capital Loss Carryforwards

For Federal income tax purposes, the Fund did not have any capital loss carryforwards for the fiscal year ended 2/28/10. For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. - Standard & Poor’s	Monthly	30 days after month end
Vestek	Quarterly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of May 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Part I-15

Principal Holders

As of May 31, 2010, the persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund included in this SAI are shown in Attachment I-A, Principal Shareholders.

FINANCIAL STATEMENTS

The Financial Statements of the Fund are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended 2/28/10 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I-16

ATTACHMENT I-A

PRINCIPAL SHAREHOLDERS

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the oustcome on any matter requiring the approval of shareholders of the Fund.

Share Class	Owner and Address	Percentage Held
CLASS A SHARES	RAYMOND JAMES & ASSOC INC FBO THORLIN ASHTON LEE & JILL RENEE LEE JT/WROS 28104 COPPERLEAF BOERNE TX 78015-6523049	18.17%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.93%
	NFS LLC FBO DALE & AUDREY HARTLEY FAMILY T DALE HARTLEY U/A 04/21/1993 4100 DECKER CANYON RD MALIBU CA 90265	6.51%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.34%
CLASS C SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	37.48%
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.23%
SELECT CLASS SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	96.32%

* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Part I-17

JPMorgan SMA Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2010, as Supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Tax Aware Real Return SMA Fund

Ticker: JTARX

(the “Tax Aware Real Return SMA Fund”
or the “Fund”)

          This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectus for the Fund dated February 28, 2010, as supplemented from time to time (the “Prospectus”). Additionally, this SAI incorporates by reference the audited financial statements included in the annual Shareholder Report dated October 31, 2009 relating to the Fund (the “Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York , NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

          For more information about the Fund, simply write or call:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-TARRSMA-1210

PART I

GENERAL	1
The Trust and the Fund	1
Miscellaneous	1
INVESTMENT POLICIES	1
INVESTMENT PRACTICES	3
DIVERSIFICATION	8
PORTFOLIO TURNOVER	8
TRUSTEES	8
Standing Committees	8
Ownership of Securities	9
Trustee Compensation	9
INVESTMENT ADVISER	10
Investment Advisory Fees	10
PORTFOLIO MANAGERS	10
Portfolio Managers’ Other Accounts Managed	10
Portfolio Managers’ Ownership Of Securities	11
ADMINISTRATOR	11
Administrator Fees	11
DISTRIBUTOR	11
Compensation Paid to JPMDS	11
BROKERAGE AND RESEARCH SERVICES	12
Brokerage Commissions	12
Broker Research	12
Securities of Regular Broker-Dealers	12
TAX MATTERS	12
Capital Loss Carryforwards	12
PORTFOLIO HOLDINGS DISCLOSURE	13
SHARE OWNERSHIP	13
Trustees and Officers	13
Principal Holders	13
FINANCIAL STATEMENTS	14

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

          The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

          This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), (each a “JPMorgan Fund,” and together with the Fund, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a "Trustee."

          The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

          Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

          The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, except as designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

Part I - 1

          The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy, or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

          For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

          Fundamental Investment Policies

The Fund:

(1)	May not purchase the securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time;

(2)	May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(3)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(4)	May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(5)	May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the deposition of “restricted securities”;

(6)	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(7)	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(8)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Part I - 2

          Non-Fundamental Investment Policies. The investment restrictions described below are non-fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without shareholder approval:

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(4)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables or other securities backed by other types of receivables or other assets.	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities
Bank Obligations: Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	Bank Obligations
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks

Part I - 3

Instrument	Part II Section Reference
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	Swaps and Related Swap Products
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)

Part I - 4

Instrument	Part II Section Reference
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100’s.	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s adviser to be of comparable quality.	Debt Instruments
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	Debt Instruments
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments in less developed countries.	Loan Assignments and Participations
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”)and other asset-backed structures.	Mortgage-Related Securities

Part I - 5

Instrument	Part II Section Reference
Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 ⅓% of the Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending
Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	Short Selling

Part I - 6

Instrument	Part II Section Reference
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government, or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	Mortgage-Related Securities
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	Treasury Receipts
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.	Debt Instruments

Part I - 7

Instrument	Part II Section Reference
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

DIVERSIFICATION

          JPMT I is a registered investment management company and the Fund is a diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

          The table below sets forth the Fund’s portfolio turnover rate for the two most recently completed fiscal years:

	Fiscal Year Ended 10/31/08	Fiscal Year Ended 10/31/09
Tax Aware Real Return SMA Fund	37%	32%

TRUSTEES

Standing Committees

          There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investment Committee.

          The Audit and Valuation Committee met four times during the fiscal year ended October 31, 2009. The Compliance Committee met four times during the fiscal year ended October 31, 2009. The Governance Committee met four times during the fiscal year ended October 31, 2009. Each Investment Sub-Committee met four times during the fiscal year ended October 31, 2009. For a more complete discussion, see the “Trustees” Section in Part II of this SAI.

Part I - 8

Ownership of Securities

          The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1), (2)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr. .	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (145 funds).
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19, 2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

          As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

          The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $220,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $198,000 and the Vice Chairman $66,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $44,000 and $33,000 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Part I - 9

Name of Trustee	Tax Aware Real Return SMA Fund	Total Compensation Paid from “Fund Complex”(1)
Independent Trustees
William J. Armstrong	$5	$264,000
John F. Finn	4	0^
Dr. Matthew Goldstein	4	253,000
Robert J. Higgins	4	0^^
Peter C. Marshall	5	286,000
Marilyn McCoy	5	264,000
William G. Morton, Jr.	4	220,000
Robert A. Oden, Jr.	4	154,000^^^
Fergus Reid, III	7	418,000
Frederick W. Ruebeck	4	253,000
James J. Schonbachler	4	220,000
Interested Trustees
Frankie D. Hughes	4	220,000
Leonard M. Spalding, Jr.	5	264,000

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (145 funds).
^	Does not include $220,000 of Deferred Compensation.
^^	Does not include $253,000 of Deferred Compensation.
^^^	Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

          The Fund will not pay any direct advisory or other fees. See “Fees and Expenses of the Fund” in the “Risk/Return Summary” section of the Fund’s Prospectus for more information on this arrangement. JPMIM will be compensated directly or indirectly by the separately managed account sponsors. JPMIM was paid $0 in investment advisory fees for the fiscal period ended October 31, 2007 and $0 for the fiscal years ended October 31, 2008 and 2009. The Fund commenced operations on May 31, 2007. Therefore, the fiscal period ended October 31, 2007 covers the period from May 31, 2007, the inception date of the Fund, through October 31, 2007.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

          The following table shows information regarding all of the other accounts managed by each portfolio manager of the Fund as of October 31, 2009:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Tax Aware Real Return SMA Fund
Deepa Majmudar	2	$3,002,137	0	$0	0	$0
Richard Taormina	4	8,763,961	0	0	0	0

Part I - 10

          The following table shows information on the other accounts managed by each portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of October 31,2009:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Tax Aware Real Return SMA Fund
Deepa Majmudar	0	$0	0	$0	0	$0
Richard Taormina	0	0	0	0	0	0

Portfolio Managers’ Ownership Of Securities

          The following table indicates the dollar range of shares of the Fund beneficially owned by each portfolio manager, as of October 31, 2009.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Deepa Majmudar	X
Richard Taormina	X

          For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

          The table below sets forth the administration, administrative services and co-administration fees paid by the Fund to JPMorgan Funds Management, Inc. (the amount voluntarily waived is in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended
	10/31/07*		10/31/08		10/31/09
	Paid	Waived	Paid	Waived	Paid	Waived
Tax Aware Real Return SMA Fund	$ -	$(1)	$ -	$(5)	$ -	$(8)
* The Fund commenced operations on 5/30/07. Therefore, the fiscal year ended 10/31/07 covers the period from 5/31/07 to 10/31/07.

          For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

          The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2009.

Part I - 11

	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Tax Aware Real Return SMA Fund	$0	$0	$0	$0

          The aggregate amount of underwriting commissions retained by JPMDS from the Fund was $0 for the fiscal period ended October 31, 2007* and the fiscal years ended 2008 and 2009.

          * The Fund commenced operations on 5/31/07. Therefore, the fiscal year ended 10/31/07 covers the period from 5/31/07 to 10/31/07.

          For a more complete discussion, see the “Distributor” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

          The Fund paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands):

Fiscal Year Ended
	10/31/07*	10/31/08	10/31/09
Tax Aware Real Return SMA Fund
Total Brokerage Commissions	$ -	$ -	$ -
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-
* The Fund commenced operations on 5/31/07. Therefore, the fiscal year ended 10/31/07 covers the period from 5/31/07 to 10/31/07.

          For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

          For the fiscal year ended October 31, 2009, JPMIM allocated brokerage commissions of approximately $0 to brokers who provided broker research including third party broker research for the Fund.

Securities of Regular Broker-Dealers

          As of October 31, 2009, the Fund did not own any securities of its regular broker-dealers (or parents). For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

          For Federal income tax purposes, the Fund does not have any capital loss carryforwards for the fiscal year ended October 31, 2009.

Part I - 12

PORTFOLIO HOLDINGS DISCLOSURE

          A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Bloomberg LP	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Merrill Lynch	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc.-Standard & Poor’s	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end

          For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

          As of January 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of the Fund.

Principal Holders

          As of January 31, 2010, the following persons owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of the Fund included in this SAI:

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
TAX AWARE REAL RETURN SMA FUND
SMA SHARES	JPMIM AS AGENT FOR* MANAGED ACCOUNT TAX AWARE REAL RETURN STRATEGY ATTN CLIENT SERVICES 245 PARK AVE FL 7 NEW YORK NY 10167-0002	18.52%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E, FL 3 JACKSONVILLE FL 32246-6484	81.48%

* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

          The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

Part I - 13

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2009 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 14

Highbridge Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2010, as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

Highbridge Statistical Market Neutral Fund

Class A/HSKAX; Class C/HSKCX; Select Class/HSKSX

 (“Highbridge Statistical Market Neutral Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectus for the Fund dated February 28, 2010, as supplemented from time to time (“Prospectus”). Additionally, this SAI incorporates by reference the audited financial statements dated October 31, 2009, included in the annual Shareholder Report relating to the Fund (the “Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-HSMN-1210

PART I

GENERAL

3

The Trust and the Fund

3

Share Classes

3

Miscellaneous

3

INVESTMENT POLICIES

4

INVESTMENT PRACTICES

5

DIVERSIFICATION

7

PORTFOLIO TURNOVER

8

TRUSTEES

8

Standing Committees

8

Ownership of Securities

8

Trustee Compensation

9

INVESTMENT ADVISER AND SUB-ADVISER

10

Investment Advisory Fees

10

PORTFOLIO MANAGERS

10

Portfolio Managers’ Other Accounts Managed

10

Portfolio Managers’ Ownership of Securities

11

Portfolio Managers’ Compensation

11

ADMINISTRATOR

11

Administrator Fees

11

DISTRIBUTOR

12

Compensation Paid to JPMDS

12

Distribution Fees

12

SHAREHOLDER SERVICING

12

Shareholder Services Fees

12

BROKERAGE AND RESEARCH SERVICES

13

Brokerage Commissions

13

Broker Research

13

Securities of Regular Broker-Dealers

13

FINANCIAL INTERMEDIARY

14

Other Cash Compensation

14

Finders’ Fee Commissions

14

Finders’ Fees Paid by Adviser and Distributor

14

TAX MATTERS

15

Capital Loss Carryforwards

15

PORTFOLIO HOLDINGS DISCLOSURE

15

SHARE OWNERSHIP

15

Trustees and Officers

15

Principal Holders

15

FINANCIAL STATEMENTS

17

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

Part I - 2

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004, as subsequently amended.  In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

The Board of Trustees of the Trust (“Board of Trustees”) has authorized the issuance and sale of the following share classes of the Fund: Class A, Class C and Select Class Shares (collectively, the “Shares”).

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II.  Part I of this SAI contains information that is particular to the Fund.  Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group (“JPMFMFG”) and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P. Morgan Fund”, and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively as the “Trusts.”  Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”) and sub-advised by Highbridge Capital Management, LLC (“HCM”).  Certain other of the J.P. Morgan Funds are advised by  Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”).  JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.”  JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 3

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, except as designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities.  If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy, or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries, and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies.  The Fund:

(1)

May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act;

(2)

May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

(3)

May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(4)

May not borrow money, except to the extent permitted by applicable law;

(5)

May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

(6)

May not purchase or sell real estate, except that, to the extent permitted by applicable law; the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(7)

May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts

Part I - 4

on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

(8)

May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment restrictions described below are non-fundamental restrictions of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)

May not purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)

May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(4)

May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Borrowings:  The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks

Call and Put Options:  A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

Options and Futures Transactions
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights

Part I - 5

Instrument	Part II Section Reference
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities

Exchange Traded Funds (“ETFs”):  Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100’s.

Investment Company Securities and Exchange Traded Funds

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

Foreign Investments (including Foreign Currencies)
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Investment Company Securities:  Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds
Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks

Options and Futures Transactions:  The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements

Part I - 6

Instrument	Part II Section Reference

Reverse Repurchase Agreements:  The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings:  In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 ⅓% of the Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending

Short Selling:  The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling

Swaps and Related Swap Products:  Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

U.S. Government Agency Securities:  Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, collateralized mortgage obligations ("CMOs”) and Real Estate Mortgage Investment Conduits ("REMICs”).

Mortgage-Related Securities

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).

U.S. Government Obligations

DIVERSIFICATION

JPMT I is a registered investment management company and the Fund is a diversified series of JPMT I.  For a more complete discussion, see the “Diversification” section in Part II of this SAI.

Part I - 7

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund.  The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective.  A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year.  High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders.  Higher portfolio turnover also results in higher transaction costs.  To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. &nb sp;For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate (excluding short sales) for the two most recently completed fiscal years:

	Fiscal Year Ended 10/31/08	Fiscal Year Ended 10/31/09*
Highbridge Statistical Market Neutral Fund	796%	638%

* The portfolio turnover rate returned to historical norms for the strategy, following more elevated levels experienced during the financial dislocation of 2008.

The table below sets forth the Fund’s portfolio turnover rate (including short sales) for the most recently completed fiscal year:

Fiscal Year Ended 10/31/09
Highbridge Statistical Market Neutral Fund	1,276%

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met four times during the fiscal year ended October 31, 2009. The Compliance Committee met four times during the fiscal year ended October 31, 2009.  The Governance Committee met four times during the fiscal year ended October 31, 2009.  Each Investment Sub-Committee met four times during the fiscal year ended October 31, 2009.  For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies:

Part I - 8

Name of Trustee	Ownership of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	$10,001-50,000	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	$10,001-50,000	Over $100,000
Robert J Higgins	None	Over $100,000
Peter C. Marshall	Over $100,000	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	$10,001-50,000	Over $100,000
Robert A. Oden, Jr.	Over $100,000	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	$10,001-50,000	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (132 Funds).

(2)

For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19,2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $220,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee.  In addition, the Funds pay the Chairman $198,000 and the Vice Chairman $66,000.  The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen.  Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $44,000 and $33,000 respectively.  The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex.  The J.P Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Highbridge Statistical Market Neutral Fund	Total Compensation Paid from “Fund Complex”(1)
Independent Trustees
William J. Armstrong	$1,633	$264,000
John F. Finn	1,361	0^
Dr. Matthew Goldstein	1,499	253,000
Robert J. Higgins	1,499	0^^

Part I - 9

Peter C. Marshall	1,769	286,000
Marilyn McCoy	1,633	264,000
William G. Morton, Jr.	1,361	220,000
Robert A. Oden, Jr.	1,361	154,000^^^
Fergus Reid, III	2,477	418,000
Frederick W. Ruebeck	1,499	253,000
James J. Schonbachler	1,361	220,000
Interested Trustees
Frankie D. Hughes	1,361	220,000
Leonard M. Spalding, Jr.	1,633	264,000

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex currently overseen by the Board of Trustees includes ten registered investment companies (132 Funds)

^

Does not include $220,000 of Deferred Compensation.

^^

Does not include $253,000 of Deferred Compensation.

^^^

Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER AND SUB-ADVISER

Investment Advisory Fees

The table below sets forth the investment advisory fees paid by the Fund to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/07		Fiscal Year Ended 10/31/08		Fiscal Year Ended 10/31/09
	Paid	Waived	Paid	Waived	Paid	Waived
Highbridge Statistical Market Neutral Fund	$20,876	$(3,479)	$15,457	$(2,576)	$41,945	$(7,120)

For a more complete discussion, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager of the Fund as of October 31, 2009.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Evan Dick	0	$0	0	$0	0	$0
Alain Sunier	0	0	0	0	0	0
Jerome Benveniste	0	0	0	0	0	0
Peter Beebee	0	0	0	0	0	0

Part I - 10

The following table shows information on the other accounts managed by each portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of October 31, 2009.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Evan Dick	0	$0	9	$7,265	0	$0
Alain Sunier	0	0	9	7,265	0	0
Jerome Benveniste	0	0	9	7,265	0	0
Peter Beebee	0	0	9	7,265	0	0

*

Certain pooled investment vehicles may offer both performance based and non-performance based fee classes.  The total assets under management for the accounts are included in the performance based fee table.

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of shares of the Fund beneficially owned by each portfolio manager of the Fund as of October 31, 2009.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001 - $1,000,000	Over $1,000,000
Evan Dick							X
Alain Sunier			X
Jerome Benveniste				X
Peter Beebee						X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

Portfolio Managers’ Compensation

The Sub-Adviser’s portfolio managers are compensated for their services by HCM. Each portfolio manager’s compensation consists of a base salary fixed from year to year and a variable cash bonus. Base salary is based on market factors and the skill, experience and responsibilities of each portfolio manager. The amount of the variable bonus is based on a fixed percentage of the management fees and performance fees, if applicable, charged to the portfolios that each portfolio manager manages. For certain portfolio managers, an additional component of their bonus is determined by their receipt of a fixed percentage of HCM’s annual profits.

For a more complete discussion, including relative to the Adviser, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co-administration fees paid by the Fund to JPMorgan Funds Management, Inc. (the amount voluntarily waived is in parentheses) for the fiscal periods indicated (amounts in thousands).

Part I - 11

	Fiscal Year Ended 10/31/07		Fiscal Year Ended 10/31/08		Fiscal Year Ended 10/31/09
	Paid	Waived	Paid	Waived	Paid	Waived
Highbridge Statistical Market Neutral Fund	$992	$(389)	$858	$(186)	$2,577	$(387)

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2009.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Highbridge Statistical Market Neutral Fund	$195,700	$265,127	$1,263	$4,327,506

*Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The aggregate amount of underwriting commissions retained by JPMDS from the Fund for the fiscal years ended October 31, 2007, 2008 and 2009 was $71,704, $72,236 and $195,700, respectively.

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS, with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/09
	Paid	Waived
Highbridge Statistical Market Neutral Fund
Class A Shares	$2,298	$ -
Class C Shares	2,029	-

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A and Class C	0.25%

Part I - 12

The table below sets forth the fees paid to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/07		Fiscal Year Ended 10/31/08		Fiscal Year Ended 10/31/09
	Paid	Waived	Paid	Waived	Paid	Waived
Highbridge Statistical Market Neutral Fund
Class A Shares	$88	$(228)	$48	$(573)	$81	$(2,217)
Class C Shares	39	(99)	15	(172)	24	(652)
Select Class Shares	847	(2,178)	170	(1,598)	141	(3,894)

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/07	Fiscal Year Ended 10/31/08	Fiscal Year Ended 10/31/09
Highbridge Statistical Market Neutral Fund
Total Brokerage Commissions	$788	$834	$1,972
Brokerage Commissions to Affiliated Broker/Dealers	-	433	470

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2009, JPMIM did not allocate any brokerage commissions to brokers who provided broker research including third party broker research for the Fund.

Securities of Regular Broker-Dealers

As of October 31, 2009, the Fund owned securities of its regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned (000’s)
Highbridge Statistical Market Neutral Fund	Bank of America Corporation	24,483
	Citigroup Global Markets Inc.	1,986
	Goldman Sachs and Company	25,461

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Part I - 13

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal year ended October 31, 2009, JPMIM and SC-R&M paid approximately $85,491,405 and $154,875, respectively, for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J,P. Morgan Fixed Income Funds (collectively, “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Highbridge Statistical Market Neutral Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees*
$ 1,000,000 - $ 3,999,999**	1.00%
$ 4,000,000 - $ 9,999,999	0.75%
$10,000,000 - $49,999,999	0.50%
$50,000,000 or more	0.25%

*

If any defined contribution plan redeems within 12 months of the purchase date all of the shares for which a finder’s fee has been paid, JPMDS may reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion.

**

If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Highbridge Statistical Market Neutral Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Highbridge Statistical Market Neutral Fund.  The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finder’s Fees Paid by Adviser and Distributor

For the fiscal year ended October 31, 2009, the Adviser and JPMDS paid approximately $6,781,842 in finders’ fees for all of the J.P. Morgan Funds.

 For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

Part I - 14

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the Fund had the following capital loss carryforwards for the fiscal year ended October 31, 2009 (amounts in thousands):

Fund	Capital Loss Carryforwards	Expiration Date
Highbridge Statistical Market Neutral Fund	$16,329	10/31/2015
	10,648	10/31/2017
Remaining	26,977

To the extent that these capital losses are used to offset future capital gain, it is probable that gain so offset will not be distributed to shareholders. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Gott Ordo	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc.- Standard & Poor’s	Monthly	30 days after month end
Morgan Stanley	Quarterly	30 days after month end
Oppenheimer	Monthly	30 days after month end
Commonwealth Holdings	Quarterly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers.

As of January 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Principal Holders.

As of January 31, 2010, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund:

Part I - 15

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
HIGHBRIDGE STATISTICAL MARKET NEUTRAL FUND
CLASS A SHARES	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	20.83%
	PERSHING LLC P.O.BOX 2052 JERSEY CITY NJ 07303-2052	5.70%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	36.44%
CLASS C SHARES	CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	13.04%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	26.60%
	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	17.08%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	10.06%
SELECT CLASS SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.04%

Part I - 16

CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	5.14%
JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	45.55%
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9.07%

*  The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate).  Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power.  To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI.  The Financial Statements for the fiscal year ended October 31, 2009 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 17

J.P. Morgan Specialty Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2010, as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Research Market Neutral Fund (“Research Market Neutral Fund” or the “Fund”)

(formerly JPMorgan Market Neutral Fund)

Class A/JMNAX; Class B/JMNBX; Class C/JMNCX; Institutional Class/JPMNX; Select Class/JMNSX

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses of the Fund dated February 28, 2010, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the audited financial statements dated October 31, 2009, included in the annual Shareholder Report relating to the Fund (the “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

J.P. Morgan Funds Services
P.O Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-SPEC-1210

PART I

GENERAL

3

The Trust and the Fund

3

Share Classes

3

Miscellaneous

3

INVESTMENT POLICIES

4

INVESTMENT PRACTICES

6

DIVERSIFICATION

8

PORTFOLIO TURNOVER

8

TRUSTEES

8

Standing Committees

8

Ownership of Securities

9

Trustee Compensation

9

INVESTMENT ADVISER

10

Investment Advisory Fees

10

PORTFOLIO MANAGER

10

Portfolio Manager’s Other Accounts Managed

10

Portfolio Manager's Ownership of Securities

11

ADMINISTRATOR

11

Administrator Fees

11

DISTRIBUTOR

11

Compensation Paid to JPMDS

11

Distribution Fees

12

SHAREHOLDER SERVICING

12

Shareholder Services Fees

12

BROKERAGE AND RESEARCH SERVICES

13

Brokerage Commissions

13

Broker Research

13

Securities of Regular Broker-Dealers

13

FINANCIAL INTERMEDIARY

13

Other Cash Compensation

13

Finders’ Fee Commissions

13

Finders’ Fees Paid by Adviser and Distributor

14

TAX MATTERS

14

Capital Loss Carryforwards

14

PORTFOLIO HOLDINGS DISCLOSURE

14

SHARE OWNERSHIP

15

Trustees and Officers

15

Principal Holders

15

FINANCIAL STATEMENTS

17

 PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

Part I - 2

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004, as subsequently amended.  In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

The Fund was a series of J.P. Morgan Mutual Fund Series (“JPMMFS”) at the close of business on February 18, 2005 (“Predecessor J.P. Morgan Fund”).  The Fund operated as a series of J.P. Morgan Series Trust (“JPMST”), a Massachusetts business trust (the “Predecessor JPMorgan Trust”) prior to reorganizing and redomiciling as series of JPMMFS on February 18, 2005.

Shareholders of the Predecessor J.P. Morgan Fund approved an Agreement and Plan of Reorganization and Redomiciliation (“Shell Reorganization Agreements”) between the Predecessor JPMorgan Trust, on behalf of the Predecessor J.P. Morgan Fund, and JPMMFS, on behalf of its series.  Pursuant to the Shell Reorganization Agreements, the Predecessor J.P. Morgan Fund was reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”). With respect to events that occurred or payments that were made prior to the Closing Date, any reference to the Fund in this SAI prior to the Closing Date refers to the Predecessor J.P. Morgan Fund.

On January 20, 2005, shareholders of JPMMFS approved the redomiciliation of JPMMFS as a Delaware statutory trust to be called “JPMorgan Trust I” (“Redomiciliation”).  The Redomiciliation was effective after the close of business on the Closing Date, at which time each J.P. Morgan Fund became a series of JPMT I. The Redomiciliation was effective after each of the reorganizations pursuant to the Shell Reorganization Agreements.

Share Classes

The Board of Trustees of the Trust (“Board of Trustees”) has authorized the issuance and sale of the following share classes of the Fund:  Class A, Class B, Class C, Institutional Class and Select Class Shares (collectively, the “Shares”).

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectuses. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II.  Part I of this SAI contains information that is particular to the Fund.  Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P. Morgan Fund”, and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively as the “Trusts.”  Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”).  Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-

Part I - 3

advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”).  JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.”  JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, except as designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy, or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries, and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies.  The Fund:

(1)

May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act;

(2)

May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

(3)

May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

Part I - 4

(4)

May not borrow money, except to the extent permitted by applicable law;

(5)

May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

(6)

May not purchase or sell real estate, except that, to the extent permitted by applicable law; the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(7)

May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

(8)

May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment restrictions described below are non-fundamental restrictions of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)

May not purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)

May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(4)

May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Part I - 5

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Borrowings:  The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks

Call and Put Options:  A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”):  Ownership interest in unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard and Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.

Investment Company Securities and Exchange Traded Funds

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

Part I - 6

Instrument	Part II Section Reference
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Investment Company Securities:  Shares of other investment companies including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds
Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships

Options and Futures Transactions:  The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Securities Lending: The lending of up to 33 ⅓% of the Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending

Short Selling:  The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling

Swaps and Related Swap Products:  Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

Part I - 7

Instrument	Part II Section Reference

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).

U.S. Government Obligations

DIVERSIFICATION

JPMT I is a registered investment management company and the Fund is a diversified series of JPMT I.  For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund.  The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective.  A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year.  High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders.  Higher portfolio turnover also results in higher transaction costs.  To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate (including short sales) for the two most recently completed fiscal years:

FUND	For Fiscal Year Ended
	10/31/08	10/31/09
Research Market Neutral Fund	517%	558%

The table below sets forth the Fund’s portfolio turnover rate (excluding short sales) for the most recently completed fiscal year:

FUND	For Fiscal Year Ended
10/31/09
Research Market Neutral Fund	218%

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met four times during the fiscal year ended October 31, 2009. The Compliance Committee met four times during the fiscal year ended October 31, 2009.  The Governance Committee met four times during the fiscal year ended October 31, 2009.  Each Investment Sub-Committee met four times during the fiscal year ended October 31, 2009.  For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Part I - 8

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies:

Name of Trustee	Ownership of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (132 Funds).

(2)

For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19, 2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $220,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee.  In addition, the Funds pay the Chairman $198,000 and the Vice Chairman $66,000.  The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen.  Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $44,000 and $33,000 respectively.  The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex.  The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Part I - 9

Name of Trustee	Research Market Neutral Fund	Total Compensation Paid from “Fund Complex” (1)
Independent Trustees
William J. Armstrong	$74	$264,000
John F. Finn	61	0^
Dr. Matthew Goldstein	72	253,000
Robert J. Higgins	72	0^^
Peter C. Marshall	80	286,000
Marilyn McCoy	74	264,000
William G. Morton, Jr.	61	220,000
Robert A. Oden, Jr.	61	154,000^^^
Fergus Reid, III	119	418,000
Frederick W. Ruebeck	72	253,000
James J. Schonbachler	61	220,000
Interested Trustees
Frankie D. Hughes	61	220,000
Leonard M. Spalding, Jr.	74	264,000

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex currently overseen by the Board of Trustees includes ten registered investment companies (132 Funds)

^

 Does not include $220,000 of Deferred Compensation.

^^

 Does not include $253,000 of Deferred Compensation.

^^^

 Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

The table below sets forth the investment advisory fees paid by the Fund to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/07		Fiscal Year Ended 10/31/08		Fiscal Year Ended 10/31/09
	Paid	Waived	Paid	Waived	Paid	Waived
Research Market Neutral Fund	$92	$(306)	$202	$(337)	$888	$(730)

For a more complete discussion, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGER

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts managed by the portfolio manager of the Fund as of October 31, 2009.

Part I - 10

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Terance Chen	1	$225,024	1	$56,456	2	$380,430

The following table shows information on the other accounts managed by the portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of October 31, 2009.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Terance Chen	0	$0	1	$406,405	0	$0

Portfolio Manager’s Ownership of Securities

The following table indicates the dollar range of shares of the Fund beneficially owned by the portfolio manager of the Fund as of October 31, 2009.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001 - $1,000,000	Over $1,000,000
Terance Chen			X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co-administration fees paid by the Fund to JPMorgan Funds Management, Inc. (the amount voluntarily waived is in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended 10/31/07		Fiscal Year Ended 10/31/08		Fiscal Year Ended 10/31/09
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Research Market Neutral Fund	$13	$(19)	$20	$(24)	$100	$(34)

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2009.

Part I - 11

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Research Market Neutral Fund	$25,959	$6,578	$-	175,090

*Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The aggregate amount of underwriting commissions retained by JPMDS from the Fund for the fiscal years ended October 31, 2007, 2008 and 2009 was $3,118, $3,065 and $25,959, respectively.

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS, with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/09
Research Market Neutral Fund	Paid	Waived
Class A Shares	$159	$ -
Class B Shares	16	-
Class C Shares*	-	-
* Shares commenced operations on 11/2/09. Therefore, this Share Class of the Fund did not pay any distribution fees for the period shown.

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Class A, Class B, Class C and Select Class	0.25%
Institutional Class	0.10%

The table below sets forth the fees paid to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/07		Fiscal Year Ended 10/31/08		Fiscal Year Ended 10/31/09
Research Market Neutral Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class A Shares	$20	$ -	$33	$ -	$159	$ -
Class B Shares	1	-	2	-	5	-
Class C Shares*	-	-	-	-	-	-
Institutional Class Shares	-	(23)	-	(29)	-	(64)
Select Class Shares*	-	-	-	-	-	-
* Shares commenced operations as of 11/2/09. Therefore, this Share Class of the Fund did not pay any shareholder servicing fees for the periods shown.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

Part I - 12

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/07	Fiscal Year Ended 10/31/08	Fiscal Year Ended 10/31/09
Research Market Neutral Fund
Total Brokerage Commissions	$161	$381	$1,418
Brokerage Commissions to Affiliated Broker-Dealers	-	-	-

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2009, JPMIM allocated brokerage commissions of approximately $1,337,410 to brokers who provided broker research including third party broker research for the Fund.

Securities of Regular Broker-Dealers

As of October 31, 2009, the Fund owned securities of its regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
Research Market Neutral Fund	Bank of America Corporation	$1,817
	Citigroup Global Markets Inc.	1,399
	Goldman Sachs and Company	3,140

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal year ended October 31, 2009, JPMIM and SC-R&M paid approximately $85,491,405 and $154,875, respectively, for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Equity Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively, “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Research Market Neutral Fund, such fees are paid in accordance with the following schedule:

Part I - 13

Amount of Purchases	Finders’ Fees*
$ 1,000,000 - $ 3,999,999**	1.00%
$ 4,000,000 - $ 9,999,999	0.75%
$10,000,000 - $49,999,999	0.50%
$50,000,000 or more	0.25%

*

If any defined contribution plan redeems within 12 months of the purchase date all of the shares for which a finder’s fee has been paid, JPMDS may reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion.

**

If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund.  The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid by Adviser and Distributor

For the fiscal year ended October 31, 2009, the Adviser and JPMDS paid approximately $6,781,842 in finders’ fees for all of the J.P. Morgan Funds. For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the Fund does not have any capital loss carryforwards for the fiscal year ended October 31, 2009.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Bloomberg LP	Monthly	30 days after month end
Callan Associates	Quarterly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc.-Standard & Poor’s	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

Part I - 14

SHARE OWNERSHIP

Trustees and Officers.

As of January 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Principal Holders.

As of January 31, 2010, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund:

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
RESEARCH MARKET NEUTRAL FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.56%
	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2425	14.18%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E, FL 3 JACKSONVILLE FL 32246-6484	13.13%
	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	7.95%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	22.79%
	TD AMERITRADE INC FEBO OUR CUSTOMERS P.O. BOX 2226 OMAHA NE 68103-2226	7.58%

Part I - 15

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
CLASS B SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E, FL 3 JACKSONVILLE FL 32246-6484	16.68%
	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	29.21%
CLASS C SHARES	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	8.35%
	STIFEL NICOLAUS & CO INC GLEN SECURITIES LP 501 N BROADWAY SAINT LOUIS MO 63102-2131	9.77%
INSTITUTIONAL CLASS SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	27.68%
	DBTCO 0 PO BOX 747 DUBUQUE IA 52004-0747	8.51%
	JPMIM AS AGENT FOR * JPMORGAN ACCESS GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	6.70%
	JPMIM AS AGENT FOR * JPMORGAN ACCESS BALANCED FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 # NY1-1040 JERSEY CITY NJ 07310-1617	17.56%
	PRUDENTIAL INVESTMENT MANAGEMENT FBO MUTUAL FUND CLIENTS ATTN PRUCHOICE UNIT MAIL STOP NJ-05-11-20 3 GATEWAY CTR STE 11 NEWARK NJ 07102-4000	8.59%
SELECT CLASS SHARES	JPMIM AS AGENT FOR * JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICE 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	29.21%

Part I - 16

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
	JPMIM AS AGENT FOR * JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICE 570 WASHINGTON BLVD FLOOR 06 JERSEY CITY NJ 07310-1617	16.99%
	JPMIM AS AGENT FOR * JPMORGAN INVESTOR GROWTH AND INCOME ATTN KARINA VOLVOSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	23.54%
	JPMIM AS AGENT FOR * JPMORGAN INVESTOR GROWTH FUND ATTN KARINA VOLVOSKY 570 WASHINGTON BLVD FLOOR 6 JERSEY CITY NJ 07310-1617	18.48%
	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	7.23%

*  The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”).  Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power.  To the extent that JPMorgan Affiliates own 25% or more of a class of shares of the Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI.  The Financial Statements for the fiscal year ended October 31, 2009 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report.  These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 17

J.P. Morgan U.S. Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

May 26, 2010, as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I” or the “Trust”)

Research Equity Long/Short Fund

(“Research Equity Long/Short Fund”

or the “Fund”)

Class/Ticker: Class A/JLSAX; Class C/JLSCX;

Select Class/JLSSX; Class R5/JLSRX

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated May 26, 2010, as supplemented from time to time (“Prospectuses”). The Prospectuses are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund, simply write or call:

J.P. Morgan Funds Services
P.O Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-RELS-1210

PART I

GENERAL

3

The Trust and the Fund

3

Share Classes

3

Miscellaneous

3

INVESTMENT POLICIES

4

INVESTMENT PRACTICES

5

DIVERSIFICATION

11

PORTFOLIO TURNOVER

11

TRUSTEES

11

Standing Committees

11

Ownership of Securities

11

Trustee Compensation

12

INVESTMENT ADVISER AND SUB-ADVISER

13

Investment Advisory Fees

13

PORTFOLIO MANAGERS

13

Portfolio Manager’s Other Accounts Managed

13

Portfolio Manager’s Ownership of Securities

14

ADMINISTRATOR

14

Administrator Fees

14

DISTRIBUTOR

14

Compensation Paid to JPMDS

14

Distribution Fees

14

SHAREHOLDER SERVICING

14

Shareholder Services Fees

14

BROKERAGE AND RESEARCH SERVICES

15

Brokerage Commissions

15

Broker Research

15

Securities of Regular Broker-Dealers

15

FINANCIAL INTERMEDIARY

15

Other Cash Compensation

15

Finders’ Fee Commissions

15

TAX MATTERS

16

Capital Loss Carryforwards

16

PORTFOLIO HOLDINGS DISCLOSURE

16

SHARE OWNERSHIP

16

Trustees and Officers

16

Principal Holders

16

FINANCIAL STATEMENTS

17

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

Part I - 2

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004, as subsequently amended.  In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

The Board of Trustees of the Trust (“Board of Trustees”) has authorized the issuance and sale of the following classes of the Fund: Class A, Class C, Select Class and Class R5 Shares.

The shares of the Fund are collectively referred to in this SAI as the “Shares”.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectuses. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II.  Part I of this SAI contains information that is particular to the Fund.  Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group (“JPMFMFG”) and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P.Morgan Fund”, and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively as the “Trusts.”  Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.”  JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”  Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. ("JPMIA"), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM, and JPMIM became the investment adviser for the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 3

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, except as designated in the Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below (except for borrowing of money) apply at the time of purchase of the securities.  If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries, and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies.  The Fund:

(1)

 May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC.  This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)

May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(3)

May not borrow money, except to the extent permitted by applicable law;

(4)

May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

(5)

May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(6)

The Fund may purchase and sell commodities to the maximum extent permitted by applicable law; and

Part I - 4

(7)

May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

 (2)

May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Adjustable Rate Mortgage Loans (“ARMs”):  Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

Mortgage- Related Securities

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.

Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities

Bank Obligations:  Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.  Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Borrowings:  A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)

Part I - 5

Call and Put Options:  A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.

Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments

Credit Default Swaps (“CDSs”):  A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Custodial Receipts:  A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Custodial Receipts

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

Demand Features

Part I - 6

Emerging Market Securities:  Securities issued by issuers or governments in countries with emerging economies or securities markets [which may be undergoing significant evaluation and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”):  Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100’s.

Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions:  Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

High Yield/High Risk Securities/Junk Bonds:  Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s adviser to be of comparable quality.

Debt Instruments

Inflation-Linked Debt Securities:  Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights

Inverse Floating Rate Instruments:  Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

Inverse Floaters and Interest Rate Caps

Investment Company Securities:  Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds

Part I - 7

Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments in less developed countries.	Loan Assignments and Participations
Master Limited Partnerships (MLPs): Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage- Related Securities

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.

Mortgage- Related Securities

Mortgage Dollar Rolls:  A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

Mortgage- Related Securities

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions:  A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights

Part I - 8

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks

Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)

Stripped Mortgage-Backed Securities:  Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.

Mortgage- Related Securities

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Part I - 9

Swaps and Related Swap Products:  Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Synthetic Variable Rate Instruments:  Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts

Trust Preferreds:  Securities with characteristics of both subordinated debt and preferred stock.  Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.

Trust Preferred Securities

U.S. Government Agency Securities:  Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.

Mortgage- Related Securities

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry-Safekeeping (“CUBES”).

U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.

Debt Instruments

Part I - 10

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities:  Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.

Debt Instruments

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a non-diversified series of JPMT I.  For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund.  The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective.  A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year.  Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders.  Higher portfolio turnover also results in higher transaction costs.  To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The Fund has not commenced operations as of the date of this SAI, therefore there is no portfolio turnover rate for the Fund to report at this time.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investments Committee.  As the Fund has not yet commenced operations as of the date of this SAI, there are no committee meetings to report with respect to the Fund.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies as of December 31, 2009:

Part I - 11

Name of Trustee	Ownership of Research Equity Long/Short Fund (1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(2)(3)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)   The Fund has not commenced operations as of the date of this SAI.  The Trustees therefore do not own any shares of the Fund.

(2)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (134 Funds).

(3)

For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19, 2009.  For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex pay each Trustee an annual fee of $220,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee.  In addition, the Funds pay the Chairman $198,000 and the Vice Chairman $66,000.  The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen.  Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $44,000 and $33,000 respectively.  The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex.  The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Unless otherwise noted, the Trustee aggregate compensation paid by the Trust and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Research Equity Long/Short Fund(1)	Total Compensation Paid from “Fund Complex”(2) (3)
Independent Trustees
William J. Armstrong	None	$264,000
John F. Finn	None	0^

Part I - 12

Dr. Matthew Goldstein	None	253,000
Robert J. Higgins	None	0^^
Peter C. Marshall	None	286,000
Marilyn McCoy	None	264,000
William G. Morton, Jr.	None	220,000
Robert A. Oden, Jr.	None	154,000^^^
Fergus Reid, III	None	418,000
Frederick W. Ruebeck	None	253,000
James J. Schonbachler	None	220,000
Interested Trustees
Frankie D. Hughes(3)	None	220,000
Leonard M. Spalding, Jr.	None	264,000

(1)    Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to the Trustees.

(2)

A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex currently overseen by the Board of Trustees includes ten registered investment companies (134 Funds).

(3)

For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19, 2009.  For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI

^

Does not include $220,000 of Deferred Compensation.

^^

Does not include $253,000 of Deferred Compensation.

^^^

Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER AND SUB-ADVISER

Investment Advisory Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any investment advisory fees. For more information about the investment adviser, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts managed by the portfolio manager of the Fund as of March 31, 2010:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Terance Chen	4	$889.983	1	$76.179	2	$455.105

The following table shows information on the other accounts managed by the portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of March 31, 2010:

Part I - 13

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Terance Chen	0	$0	0	$0	0	$0

Portfolio Manager’s Ownership of Securities

Since the Fund has not commenced operations as of the date of this SAI, the portfolio manager does not own any shares of the Fund. For a more complete discussion of the portfolio manager’s compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any administrator fees.  For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to JPMDS.  For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Distribution Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any distribution fees.  For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A and Class C	0.25%
Class R5	0.05

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any shareholder servicing agent fees. For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

Part I - 14

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions.  For more information concerning brokerage commissions, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid for broker research.

Securities of Regular Broker-Dealers

Since the Fund has not commenced operations as of the date of this SAI, the Fund owns no securities of regular broker-dealers (or parents).

FINANCIAL INTERMEDIARY

Other Cash Compensation

Since the Fund has not commenced operations as of the date of this SAI, the Fund’s Adviser and JPMDS have not made any other cash compensation arrangements with respect to the Fund.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive finders’ fees.

With respect to sales of the Research Equity Long/Short Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees*
$ 1,000,000 - $ 3,999,999**	1.00%
$ 4,000,000 - $ 9,999,999	0.75%
$10,000,000 - $49,999,999	0.50%
$50,000,000 or more	0.25%

*

If any defined contribution plan redeems within 12 months of the purchase date all of the shares for which a finder’s fee has been paid, JPMDS may reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion.

**

If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Research Equity Long/Short Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Research Equity Long/Short Fund.  The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

Part I - 15

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not had any capital loss carryforwards.  For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. - Standard & Poor’s	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

Since the Fund has not commenced operations as of the date of this SAI, the officers and Trustees do not own any shares of the Fund.

Principal Holders

Since the Fund has not commenced operations as of the date of this SAI, no persons are owners of record of, or are known by JPMT I to own beneficially, 5% or more of the outstanding shares of the Fund.

Part I - 16

FINANCIAL STATEMENTS

Since the Fund has not commenced operations as of the date of this SAI, there are no Financial Statements for the Fund.  When they become available, Financial Statements will be available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 17

J.P. Morgan Money Market Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

July 1, 2010, as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

Fund Name	JPMorgan Prime Money Market Fund (“Prime Money Market Fund”)	JPMorgan Federal Money Market Fund (“Federal Money Market Fund”)	JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”)	JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”)	JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”)	JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”)
Capital	CJPXX		CJTXX
Institutional Class	JINXX	JFMXX	JTSXX	JTFXX
Agency	VMIXX	VFIXX	VPIXX	VTIXX
Premier	VPMXX	VFPXX	VHPXX	VXPXX
Investor	JPIXX
Morgan	VMVXX	VFVXX	HTSXX	VTMXX	VCAXX	VNYXX
Reserve	JRVXX	JFRXX	RJTXX	RTJXX		JNYXX
Class B	CPBXX
Class C	JXCXX
Cash Management	JCMXX
Service	JPSXX		JTVXX		JCVXX	JNVXX
Direct	JMDXX			JTDXX
E*TRADE Class					JCEXX	JNEXX
Eagle Class	JPEXX			JTEXX

SAI-MMKT-1210

JPMORGAN TRUST II (“JPMT II”)

Fund Name	JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”)	JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)	JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”)	JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”)	JPMorgan Michigan Municipal Money Market Fund (“Michigan Municipal Money Market Fund”)	JPMorgan Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)
Capital	CJLXX	OGVXX
Institutional Class	IJLXX	IJGXX	IJTXX	IJMXX
Agency	AJLXX	OGAXX	AJTXX	JMAXX
Premier	PJLXX	OGSXX	PJTXX	HTOXX	WMIXX	OGOXX
Investor	HLPXX	JGMXX	HGOXX
Morgan	MJLXX	MJGXX	MJTXX	MJMXX	MMJXX	JOMXX
Reserve	HPIXX	RJGXX	HTIXX	OGIXX	PEMXX	HOIXX
Class B	OPBXX		OTBXX
Class C	OPCXX		OTCXX
Service	OPSXX	SJGXX	JPVXX	SJMXX		JOSXX
Direct		JGDXX	JUDXX
E*TRADE Class	JLEXX			JMEXX

(each a “Fund,” and collectively, the “Money Market Funds” or “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated July 1, 2010, as supplemented from time to time (collectively, the “Prospectuses”). Additionally, this SAI incorporates by reference the audited financial statements dated February 28, 2010, included in the annual Shareholder Reports relating to the Funds (the “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds.  For more information about the Funds or the Financial Statements, simply write or call:

Morgan Shares, Class B Shares and Class C Shares:	Agency Shares, Capital Shares, Cash Management, Institutional Class Shares, Investor Shares, Premier Shares, Reserve Shares, Service Shares, Direct Shares, Eagle Class Shares and E*TRADE Class Shares:
J.P. Morgan Funds Services	J.P. Morgan Institutional Funds Service Center
P.O. Box 8528	500 Stanton Christiana Road, 3-OPS3
Boston, MA 02266-8528	Newark, DE 19713
1-800-480-4111	1-800-766-7722

PART I

GENERAL	1
The Trusts and the Funds	1
Share Classes	2
Miscellaneous	3
INVESTMENT POLICIES	3
INVESTMENT PRACTICES	9
ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES	12
DIVERSIFICATION	27
QUALITY DESCRIPTION	27
Commercial Paper Ratings	28
TRUSTEES	28
Standing Committees	28
Ownership of Securities	29
Trustee Compensation	31
INVESTMENT ADVISER	33
Investment Advisory Fees	33
ADMINISTRATOR	34
Administrator Fees	34
DISTRIBUTOR	35
Compensation Paid to JPMDS	35
Distribution Fees	35
SHAREHOLDER SERVICING	37
Shareholder Services Fees	37
BROKERAGE AND RESEARCH SERVICES	40
Broker Research	40
Securities of Regular Broker-Dealers	40
FINANCIAL INTERMEDIARY	41
Other Cash Compensation Payments	41
TAX MATTERS	41
State Specific Tax Information	41
Capital Loss Carryforwards	43
PORTFOLIO HOLDINGS DISCLOSURE	43
SHARE OWNERSHIP	45
Trustees and Officers	45
Principal Holders	45
FINANCIAL STATEMENTS	45
Principal Shareholders	Attachment I-A

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

i

GENERAL

The Trusts and the Funds

JPMT I Historical Information

JPMT I is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004.  Each of the Funds which is a series of JPMT I is a successor mutual fund to J.P. Morgan Funds that were series of J.P. Morgan Mutual Fund Series at the close of business on February 18, 2005 (“Predecessor JPMorgan Funds”).  Each of the Predecessor JPMorgan Funds operated as a series of J.P. Morgan Mutual Fund Trust (“JPMMFT” or the “Predecessor JPM Trust”) prior to reorganizing and redomiciling as series of J.P. Morgan Mutual Fund Series (“JPMMFS”) on February 18, 2005.

Shareholders of each of the Predecessor Funds approved an Agreement and Plan of Reorganization and Redomiciliation (“Shell Reorganization Agreements”) between the Predecessor Trust, on behalf of the Predecessor JPMorgan Funds, and JPMMFS, on behalf of its series.  Pursuant to the Shell Reorganization Agreements, the Predecessor JPMorgan Funds were reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”).

JPMT II Historical Information

JPMT II is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004.  Each of the Funds which is a series of JPMT II was formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985 (“Predecessor OG Funds”). At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II.  The redomiciliation was effective after the close of business on the closing date.

With respect to events that occurred or payments that were made prior to the Closing Date, any reference to Fund(s) in this SAI prior to the Closing Date refers to the Predecessor JPMorgan Funds and the Predecessor OG Funds (collectively the “Predecessor Funds”).

J.P. Morgan Funds.    After the close of business on February 18, 2005, certain Predecessor JPMorgan Funds and Predecessor OG Funds merged with and into the Funds listed below. The following list identifies the target funds and the surviving funds:

Target Funds	Surviving Funds
One Group Treasury Only Money Market Fund	JPMorgan 100% U.S Treasury Securities Money Market Fund
One Group U.S. Government Securities Money Market Fund; JPMorgan U.S. Government Money Market Fund	One Group Government Money Market Fund now known as JPMorgan U.S. Government Money Market Fund
JPMorgan Liquid Assets Money Market Fund	One Group Prime Money Market Fund now known as JPMorgan Liquid Assets Money Market Fund
JPMorgan Treasury Plus Money Market Fund	One Group U.S. Treasury Securities Money Market Fund now known as JPMorgan U.S. Treasury Plus Money Market Fund

Fund Names.    Prior to February 19, 2005, the following Funds were renamed with the approval of the Board of Trustees:

Former Name	Current Name
One Group Government Money Market Fund	JPMorgan U.S. Government Money Market Fund
One Group Michigan Municipal Money Market Fund	JPMorgan Michigan Municipal Money Market Fund
One Group Municipal Money Market Fund	JPMorgan Municipal Money Market Fund

Part I - 1

One Group Ohio Municipal Money Market Fund	JPMorgan Ohio Municipal Money Market Fund
One Group Prime Money Market Fund	JPMorgan Liquid Assets Money Market Fund
One Group U.S. Treasury Securities Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan California Tax Free Money Market Fund	JPMorgan California Municipal Money Market Fund
JPMorgan New York Tax Free Money Market Fund	JPMorgan New York Municipal Money Market Fund

Effective September 10, 2001, the Board of Trustees of JPMMFT approved the re-naming of the following Funds:

Current Name	Former Name
JPMorgan Prime Money Market Fund	JPMorgan Prime Money Market Fund II
JPMorgan Federal Money Market Fund	JPMorgan Federal Money Market Fund II

Effective May 1, 2003, the Predecessor JPM Trust was renamed with the approval of the Board of Trustees to J.P. Morgan Mutual Fund Trust from Mutual Fund Trust.

Share Classes

The Trustees of the Funds have authorized the issuance and sale of the following classes of shares of the Funds:

Fund	Capital	Institutional Class	Agency	Premier	Investor	Morgan	Reserve	Class B	Class C	Cash Management	Service	Direct	E*Trade Class	Eagle Class
Prime Money Market Fund	X	X	X	X	X1	X	X	X	X	X	X	X6		X7
Liquid Assets Money Market Fund	X	X	X	X	X1	X	X2	X	X		X		X5
U.S. Government Money Market Fund	X3	X	X3	X3	X1	X	X2				X	X6
U.S. Treasury Plus Money Market Fund		X	X	X	X1	X	X2	X	X		X	X6
Federal Money Market Fund		X	X	X		X	X
100% U.S. Treasury Securities Money Market Fund	X	X	X	X		X	X				X
Tax Free Money Market Fund		X	X	X		X	X					X6		X7
Municipal Money Market Fund		X	X	X4		X	X2				X		X5
California Municipal Money Market Fund						X					X		X5
Michigan Municipal Money Market Fund				X4		X	X2
New York Municipal Money Market Fund						X	X				X		X5
Ohio Municipal Money Market Fund				X4		X	X2				X

1

Effective February 19, 2005, Class I Shares of these Funds were redesignated Investor Shares.

2

Effective February 19, 2005, Class A Shares of these Funds were redesignated Reserve Shares.  Shareholders who were not utilizing sweep services as of February 18, 2005 automatically exchanged their Reserve Shares for Morgan Shares.

3

Effective February 19, 2005, Class I Shares, Administrative Class Shares, and Class S Shares of this Fund were redesignated Capital Shares, Agency Shares, and Premier Shares, respectively.

4

Effective February 19, 2005, Class I Shares of these Funds were redesignated Premier Shares.

Part I - 2

5

E*TRADE Class Shares are available only to clients of E*TRADE Securities, LLC.

6

Direct Shares are available only to clients of  SVB Asset Management.

7

Eagle Class Shares are available only to clients of Eagle Asset Management and its affiliates.

The shares of the Funds are collectively referred to in this SAI as the “Shares.”

Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund’s Prospectus.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II.  Part I of this SAI contains information that is particular to each Fund.  Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMT II, J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), and J.P. Morgan Fleming Mutual Fund Group (“JPMFMFG”) (each a “J.P. Morgan Fund”, and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.”  Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and ea ch trustee or director is referred to as a “Trustee.”

The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”).  Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or subadvised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”).  JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.”  JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”  Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for the J.P. Morgan Funds t hat were previously advised by JPMIA.

Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by the respective Trust with respect to the applicable Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including the investment objectives of the JPMT I Funds) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities.  If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage

Part I - 3

resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, an Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if an Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, an Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Investment Policies of Funds that Are Series of JPMT I

Fundamental Investment Policies.  Each Fund:

(1)

May not borrow money, except to the extent permitted by applicable law;

(2)

May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law;

(3)

May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) the Money Market Funds may invest more than 25% of their total assets in obligations issued by banks, including U.S. banks; and (ii) the Municipal Funds may invest more than 25% of their respective assets in municipal obligations secured by bank letters of credit or guarantees, including Participation Certificates;

(4)

May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

(5)

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

(6)

May not issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Fund’s permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

(7)

May not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the 1933 Act in selling a portfolio security.

Part I - 4

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, a Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment policy (2) above, loan participators are considered to be debt instruments.

For purposes of investment policy (5) above, real estate includes real estate limited partnerships. For purposes of investment policy (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” Investment policy (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any “industry.” Supranational organizations are collectively considered to be members of a single “industry” for purposes of policy (3) above.

For the Tax Free Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund, the following 80% investment policy for each Fund is fundamental and may not be changed without shareholder approval:

(1)

The Tax Free Money Market Fund will invest at least 80% of the value of its Assets in municipal obligations.  “Assets” means net assets, plus the amount of borrowings for investment purposes.

(2)

The California Municipal Money Market Fund normally invests at least 80% of the value of its Assets in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.  “Assets” means net assets, plus the amount of borrowings for investment purposes.

(3)

The New York Municipal Money Market Fund normally invests at least 80% of the value of its Assets in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals.  “Assets” means net assets, plus the amount of borrowings for investment purposes.

Non-Fundamental Investment Policies.

(1)

Each Fund may not, with respect to 75% of its total assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. government, its agencies and instrumentalities).

(2)

Each Fund may not make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. The Funds have no current intention of making short sales against the box.

(3)

Each Fund may not purchase or sell interests in oil, gas or mineral leases.

(4)

Each Fund may not invest more than 5% of its net assets in illiquid securities.

(5)

Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

(6)

Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

Part I - 5

(7)

Each Fund may not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

For purposes of investment restriction (4) above, illiquid securities includes securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees.

The investment objective of each JPMT I Fund is non-fundamental.

For purposes of the Funds’ investment policies, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal.

Investment Policies of Funds that are Series of JPMT II

Fundamental Investment Policies

 Each of the Funds may not:

(1)

Purchase the securities of any issuer, if as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)

Purchase securities on margin or sell securities short.

(3)

Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

(4)

Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(5)

Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Plus Money Market Fund, and the U.S. Government Money Market Fund in marketable securities of companies engaged in such activities are not hereby precluded).

(6)

Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7)

Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

(8)

Issue senior securities except with respect to any permissible borrowings.

(9)

Purchase or sell real estate (however, the U.S. Government Money Market Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

 Each of the Funds other than the U.S. Government Money Market Fund may not:

(1)

Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. With respect to the Liquid Assets Money Market Fund, (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers’ acceptances and repurchase agreements involving such securities; (ii) this limitation does not apply to securities issued by companies in the financial services industry; (iii) wholly-owned finance companies will be considered to

Part I - 6

be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iv) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) With respect to the Liquid Assets Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Municipal Money Market Fund, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Ohio Municipal Securities for purposes of the Ohio Municipal Money Market Fund, nor Municipal Securities for purposes of the Liquid Assets Money Market Fund and the Mun icipal Money Market Fund.

With respect to the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund, (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers’ acceptances and repurchase agreements involving such securities or municipal obligations secured by bank letters of credit or guarantees, including Participation Certificates; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry). With respect to the U.S. Treasury Plus Money Market Fund, this limitatio n does not apply to U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

(2)

Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

Under normal market circumstances, at least 80% of the assets of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Michigan Municipal Money Market Fund will be invested in Municipal Securities.  As a result, the following fundamental policies apply to each of the Municipal Funds:

(1)

The Municipal Money Market Fund will invest at least 80% of its total assets in municipal securities, the income from which is exempt from federal personal income tax.

(2)

The Municipal Money Market Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal personal income tax.  For purposes of this policy, the Municipal Money Market Fund’s net assets include borrowings by the Fund for investment purposes.

(3)

The Michigan Municipal Money Market Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax. For purposes of this policy, the Michigan Municipal Money Market Fund’s net assets include borrowings by the Fund for investment purposes.

(4)

The Ohio Municipal Money Market Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax. For purposes of this policy, the Ohio Municipal Money Market Fund’s net assets include borrowings by the Fund for investment purposes.

 Except as a temporary defensive measure, the U.S. Treasury Plus Money Market Fund may not:

(1)

Purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements collateralized by such obligations.

The U.S. Government Money Market Fund may not:

(1)

Purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Part I - 7

(2)

Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

(3)

Make loans, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

The U.S. Treasury Plus Money Market Fund and the U.S. Government Money Market Fund may not:

(1)

Buy state, municipal, or private activity bonds.

The Ohio Municipal Money Market Fund may not:

(1)

       Invest in illiquid securities in an amount exceeding, in the aggregate, 10% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

The investment objective of each JPMT II Fund is fundamental.

Non-Fundamental Investment Policies

The following policy applies to each of the Funds:

For purposes of the Fund’s diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer. Select municipal issues backed by guarantees or letters of credit by banks, insurance companies or other financial institutions may be categorized in the industries of the firm providing the guarantee or letters of credit.

No Fund may:

(1)

Invest in illiquid securities in an amount exceeding, in the aggregate, 5% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

(2)

Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additionally, although not a matter controlled by their fundamental investment restrictions, so long as their shares are registered under the securities laws of the State of Texas, the Liquid Assets Money Market Fund and the Ohio Municipal Money Market Fund will: (i) limit their investments in other investment companies to no more than 10% of each Fund’s total assets; (ii) invest only in other investment companies with substantially similar investment objectives; and (iii) invest only in other investment companies with charges and fees substantially similar to those set forth in paragraph (3) and (4) of Section 123.3 of the Texas State Statute, not to exceed 0.25% in Rule 12b-1 fees and no other commission or other remuneration is paid or given directly or indirectly for soliciting any security holder in Texas.

Part I - 8

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Fund Name	Fund Code
Prime Money Market Fund	1
Liquid Assets Money Market Fund	2
U.S. Government Money Market Fund	3
U.S. Treasury Plus Money Market Fund	4
Federal Money Market Fund	5
100% U.S. Treasury Securities Money Market Fund	6
Tax Free Money Market Fund	7
Municipal Money Market Fund	8
California Municipal Money Market Fund	9
Michigan Municipal Money Market Fund	10
New York Municipal Money Market Fund	11
Ohio Municipal Money Market Fund	12

Instrument	Fund Code	Part II Section Reference

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.

	1, 2, 7-12	Asset-Backed Securities

Bank Obligations:  Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.  Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

	1, 2, 7-12	Bank Obligations
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1, 2, 7-12	Commercial Paper
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1,2	Debt Instruments

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	1, 2, 7-12	Demand Features

Extendable Commercial Notes:  Variable rate notes which normally mature within a short period of time (e.g., one month) but which may be extended by the issuer for a maximum maturity of thirteen months.

	1, 2, 7-12	Debt Instruments

Part I - 9

Instrument	Fund Code	Part II Section Reference

Foreign Investments:  Commercial paper of foreign issuers and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may alaos include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and American Depositary Securities.

	1, 2, 7-12	Foreign Investments (including Foreign Currencies)
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-12	Miscellaneous Investment Strategies and Risks

Investment Company Securities:  Shares of other investment companies, including money market funds for which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

	1-3, 5, 7-12	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments in less developed countries.	2, 7-12	Loan Assignments and Participations

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.

	1-3, 5, 7-12	Mortgage-Related Securities

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

	1, 2, 7-12	Municipal Securities
Participation Certificates: Certificates representing an interest in a pool of funds or in other instruments, such as a mortgage pool.	1, 2, 7-12	Additional Information on the Use of Participation Certificates in Part I of the SAI

Private Placements, Restricted Securities and Other Unregistered Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

	1, 2, 7-12	Miscellaneous Investment Strategies and Risks
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-4, 7-12	Repurchase Agreements

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Instrument	Fund Code	Part II Section Reference
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1, 2, 4, 7-12	Reverse Repurchase Agreements
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	1, 2, 7-12	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1, 2	Foreign Investments (including Foreign Currencies)

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

	1-3, 5, 7-12	Structured Investments

Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

	1, 2, 7-12	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances a Fund may hold cash.	1-12	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

	1, 2, 7-12	Treasury Receipts

U.S. Government Agency Securities:  Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes,  CMOs and Real Estate Mortgage Investment Conduits ("REMICs").

	1-3, 5, 7-12	Mortgage-Related Securities

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Instrument	Fund Code	Part II Section Reference

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Coupons Under Book-Entry Safekeeping ("CUBES").

	1-12	U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.

	1-3, 5, 7-12	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-12	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

Additional U.S. Government Obligations

The Federal Money Market Fund generally limits its investment in agency and instrumentality obligations to obligations the interest on which is generally not subject to state and local income taxes by reason of federal law.

Limitations on the Use of Municipal Securities

Some of the JPMT I Funds may invest in industrial development bonds that are backed only by the assets and revenues of the non-governmental issuers such as hospitals and airports, provided, however, that each Fund may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry.

The Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund may not be a desirable investment for “substantial users” of facilities financed by private activity bonds or industrial development bonds or for “related persons” of substantial users. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

Limitations on the Use of Stand-By Commitments

Not more than 10% of the total assets of a JPMT I Money Market Fund will be invested in municipal obligations that are subject to stand-by commitments from the same bank or broker-dealer. A JPMT II Money Market Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

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Additional Information on the Use of Participation Certificates

The securities in which certain of the Funds may invest include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations (“Participation Certificates”), and, in the case of the Prime Money Market Fund and Liquid Assets Money Market Fund, certificates of indebtedness or safekeeping. Participation Certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund’s participation interest bears to the total principal amount of the security and generally provides the demand feature described below.

Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund’s participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although a Fund may retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund’s ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank’s obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

Limitations on the Use of Repurchase Agreements

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collatereralized fully as defined in Rule 5b-3(c)(1) of the 1940 Act (except that 5b-3(c)(1)(iv)(C) and (D) shall not apply), which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. Further, in accordance with the provisions of Rule 2a-7 under the 1940 Act, the Adviser evaluates the creditworthiness of each counterparty. The Liquid Assets Money Market Fund and Prime Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations, equity securities or other securities including securities that are rated below investment grade by the requisite nationally recognized stat istical rating organizations (“NRSROs”) or unrated securities of comparable quality. For these types of repurchase agreement transactions, the Liquid Assets Money Market Fund and Prime Money Market Fund would look to the counterparty, and not the collateral, for determining such diversification.

Additional Information on the Use of Synthetic or Floating Variable Rate Instruments

A synthetic floating or variable rate security, also known as a tender option bond, is issued after long-term bonds are purchased in the secondary market and then deposited into a trust. Custodial receipts are issued to investors, such as a Fund, evidencing ownership interests in the bond deposited in a custody or trust arrangement.  The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent.  These types of instruments, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long-term bond and the rate on the short-term floating or variable rate security.

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No Fund intends to purchase “when-issued’ securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of JPMIM to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its total assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a JPMT II Fund’s total assets.

Additional Information Regarding State Municipal Securities

The following information is a summary of special factors that may affect any Fund invested in municipal securities from the States of California, Michigan, New York and Ohio and is derived from public official documents relating to securities offerings of state issuers, which generally are available to investors. The following information constitutes only a brief summary of the information in such public official documents; it has not been independently verified and does not purport to be a complete description of all considerations regarding investment in the municipal securities discussed below.

The value of the shares of the Funds which primarily invest in the municipal securities of one state may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or other local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally.

Additional Information Regarding California Municipal Securities

As used in this SAI, the term “California Municipal Securities” refers to municipal securities, the interest of which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Risk Factors Affecting California Municipal Securities. Given that the California Municipal Money Market Fund is invested primarily in California Municipal Securities, the Fund is subject to risks relating to the economy of the state of California (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy.  California’s economy, the largest among the 50 states, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction, and services.  The relative proportion of the various components of the State economy resembles the make-up of the national economy, and as a result events that negatively affect such industries may have a similar impact on the State and national economies.

Since the start of calendar year 2008, the State has experienced the most significant economic downturn and financial pressure since the Great Depression of the 1930s.  As a result of continuing weakness in the State economy, State tax revenues have declined precipitously, resulting in large budget gaps and cash shortfalls.  Introduced on January 8, 2010, the Governor’s Budget for fiscal year 2010-11 (“2010-11 Governor’s Budget”) estimated a new budget gap of $19.9 billion, of which $6.6 billion is estimated to be attributable to the 2009-10 fiscal year.  The major reasons for the new budget gap include continued deterioration of revenues, federal and state court decisions, and failure to achieve all the budget solutions and savings anticipated in previously-enacted budgets.  The Governor proposed a large number of steps to close this gap, consisting principally of expenditure reductions, seeking additional aid from the federal government, various shifts in funding responsibilities and new revenue sources.  The Governor declared a fiscal emergency and called a special session of the California Legislature (“Legislature”) beginning January 8, 2010, to address budget solutions.  The special session is described in more detail below under “March 2010 Special Session.”

The sharp drop in revenues in fiscal years 2008-09 and 2009-10 also caused a significant depletion of cash resources to pay the State’s obligations.  For a period of one month beginning in February 2009, the State deferred making certain payments from the State’s General Fund (“General Fund”) in order to conserve cash resources for high priority obligations, such as education and debt service.  As new budget gaps were identified, the State’s cash resources became so depleted that, commencing July 2, 2009, the State Controller (“Controller”) began to issue registered warrants (“IOUs”) for certain lower priority obligations in lieu of checks that could be immediately cashed.  In late August 2009, the State called all $2.6 billion of its outstanding IOUs for redemption on September 4, 2009.  This was only the second issuance of IOUs

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by the State since the 1930s.  The 2010-11 Governor’s Budget and the Controller projected continuing cash pressures during fiscal year 2010-11.  Legislation enacted during the fiscal emergency special session in early March 2010 is expected to provide the State with authority to defer certain payments to help the State avoid cash flow difficulties during the 2010-11 fiscal year.  However, absent further corrective action by the Legislature and timely adoption of a fiscal year 2010-11 budget, a cash flow shortage in fiscal year 2010-11 may require the issuance of IOUs.

There can be no assurances that the fiscal stress and cash pressures currently facing the State will not continue or become more difficult, or that continuing declines in State tax receipts or other impacts of the current economic situation will not further materially adversely affect the financial condition of the State. The State Department of Finance has projected that multi-billion dollar budget gaps will occur annually through at least fiscal year 2013-14 without further corrective actions.

 In addition, the pension funds managed by the State’s principal retirement systems, the California Public Employees’ Retirement System and the California State Teachers’ Retirement System, sustained significant investment losses during the economic downturn and face unfunded actuarial liabilities that will require increased contributions from the General Fund in future years.  The State also has an unfunded liability relating to retirees’ post-employment healthcare benefits, which is estimated to be $51.8 billion as of June 30, 2009.

There is no assurance that any issuer of a California Municipal Security will make full or timely payments of principal or interest or remain solvent.  It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

General Risks.  Many complex political, social, and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year.  Such factors include, but are not limited to: (i) the performance of the national and State economies; (ii) the receipt of revenues below projections; (iii) a delay in or an inability of the State to implement budget solutions as a result of current or future litigation; (iv) an inability to implement all planned expenditure reductions; and (v) actions taken by the federal government, including audits, disallowances, and changes in aid levels.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition.  Such factors could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State’s and municipal issuers’ outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

2010-11 Governor’s Budget.    The 2010-11 Governor’s Budget proposes to solve the estimated $19.9 billion budget gap by the end of fiscal year 2010-11 with a combination of spending reductions, alternative funding, fund shifts, and additional federal funds.

The 2010-11 Governor’s Budget projects to end fiscal year 2010-11 with a $1.0 billion reserve.  General Fund revenues and transfers for fiscal year 2010-11 are projected at $89.3 billion, and General Fund expenditures for fiscal year 2010-11 are projected at $82.9 billion.  The 2010-11 Governor’s Budget proposes a combined total of $19.9 billion of budget solutions for fiscal years 2009-10 and 2010-11.  The solutions consist of $8.5 billion in spending restrictions (approximately 42.7% of the total solutions), $6.9 billion in federal funds solutions (approximately 34.7% of the total solutions), $3.9 billion in alternative funding solutions (approximately 19.6% of the total solutions), and $572 million in fund shifts and other revenues (approximately 2.8% of the total solutions).

March 2010 Special Session.  Concurrently with the submission of the 2010-11 Governor’s Budget, the Governor declared a fiscal emergency and called the Legislature into a fiscal emergency special session in order to close the budget gap as soon as possible. As of March 5, 2010, the Legislature had passed legislation intended to reduce the budget gap by about $3.2 billion. About $2.1 billion of the savings (“AB X8 2”) was intended to be obtained through expenditure reductions accomplished through appropriations targeted in fiscal year 2010-11. These intended reductions principally involved prison healthcare costs and employee compensation savings. On March 8, 2010, the Governor vetoed AB X8 2. The remaining $1.1 billion of the $3.2 billion described above would be achieved through legislation intended to reduce the

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sales tax on gasoline and replace it with a higher excise tax, a portion of which would be applied to offset General Fund costs for certain transportation expenses. As of March 12, 2010, this legislation is still under consideration by the Governor, who has not indicated whether he will sign the bill. The special session ended on March 11, 2010.

 Constitutional Limitations on Taxes, Other Charges and Appropriations.

Limitation on Property Taxes.  Certain State debt obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue.  The taxing powers of State local governments and districts are limited by Article XIIIA of the State Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.”  Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions).  Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.  Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments.  This system has resulted in widely varying amounts of tax on similarly situated properties.  Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any “special tax” (i.e. a tax devoted to a specific purpose).

Limitations on Other Taxes, Fees and Charges.  On November 5, 1996, the voters of the State approved Proposition 218.  Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.  Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective.  Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.  Article XIIID contains several provisions which make it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs.  Article XIIID also contains several provisions affecting “fees” and “charges”, defin ed for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.”  All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes.  There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.  The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits.  The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively.  Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed.  “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments.  No limit is impo sed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.  The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units.  The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy.  “Excess” revenues are measured over a two year cycle.  Local governments must return any excess to taxpayers by rate reductions.  The State must refund 50% of any excess, with the other 50% paid to schools and community colleges.  Local governments may by voter approval exceed their spending limits for up to four years.

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Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California debt obligations or on the ability of the State or local governments to pay debt service on such California debt obligations.  It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations.  Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

State Debt.  Between November 2006 and August 2009, voters and the Legislature authorized more than $60 billion of new general obligation bonds and lease revenue bonds, which are paid solely from the General Fund.  This new authorization substantially increased the current amount of such General Fund-supported debt outstanding to more than $72 billion, while still leaving authorized and unissued approximately $58 billion of such bonds as of February 1, 2010.  In order to address the expenditure needs for these new authorizations, along with those which existed prior to 2006, the State increased the volume of issuance of both of these categories of bonds substantially, compared to previous years, starting in fiscal year 2007-08.

Disruptions in the financial markets and uncertainties about the State’s budget condition caused significant disruptions in the State’s bond issuance program during fiscal year 2008-09.  Because of these factors, the State did not issue any new general obligation bonds between July 2008 and March 2009.  In March 2009, the State issued $6.54 billion of new tax-exempt bonds, the largest new money general obligation bond issue in the State’s history (excluding Economic Recovery Bonds (“ERBs”)).  A few weeks later, the State issued $6.86 billion of federally taxable general obligation bonds in reliance on new federal rules.   A significant part of the revenue raised from these offerings was used to retire internal borrowings that had been used to fund construction projects.  An additional $6.546 billion of tax exempt and taxable general obligation bonds were issued in the fall of 2009, together with $1.549 billion of lease revenue bonds.

Although a record of approximately $20 billion of general obligation bonds was offered during calendar year 2009, the scale of issuances is projected to be much lower in calendar year 2010.  The 2010-11 Governor’s Budget projects issuance of approximately $13.2 billion of general obligation and lease revenue bonds in fiscal year 2010-11.

In light of the drop in General Fund revenues since fiscal year 2007-08, and the projections of new bond sales in the future, the ratio of debt service on general obligation, lease revenue, and Proposition 1A bonds supported by the General Fund to annual General Fund revenues and transfers (“General Fund Debt Ratio”) is expected to increase in future years.  The 2010-11 Governor’s Budget estimates that in fiscal year 2009-10, the General Fund Debt Ratio is estimated to equal approximately 6.91%.  Through fiscal year 2013-14, the State’s General Fund Debt Ratio is projected to peak at 10.47% in fiscal year 2012-2013, the year that the Proposition 1A bonds mature.

Balanced Budget Amendment. On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which affects future State budgeting procedures.  This amendment was linked to Proposition 57, also approved by the voters, which authorized issuance of $15 billion of long-term general obligation bonds, additionally secured by a 1/4 cent increment of the State’s sales tax, which can be used to eliminate the accumulated budget deficits through June 30, 2004 and certain additional obligations incurred by the State.

The Balanced Budget Amendment requires the Legislature to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves.  After passage of the budget act, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency and propose legislation to address the emergency.  The Legislature would be called in to special session to address this proposal.  If the Legislature fails to send legislation to the Governor to address the fiscal emergency within 45 days, it will be prohibited from acting on any other bills or adjourning until fiscal legislation is passed.  The Governor declared several such fiscal emergencies in 2008 and 2009 and called the Legislature into various special sessions to address the budget shortfall.

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The Amendment also created a “rainy day” reserve called the Budget Stabilization Account (“BSA”) in the State General Fund.  Beginning in the 2006-07 fiscal year, a portion of estimated annual General Fund revenues are transferred by the Controller into the BSA not later than September 30 of each year.  The transfer begins at 1 percent of revenues, and increases annually to reach a level of 3%.  Moneys in the BSA may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached.  The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year.  The Amendment requires that one half of the BSA deposits, up to an aggregate of $5 billion, shall be transferred to the State Treasurer to provide for early redemption of the economic recovery bonds a pproved by Proposition 57.  A total of $1.495 billion was transferred to retire economic recovery bonds in fiscal year 2006-07 ($472 million) and 2007-08 ($1.023 billion).  The Governor suspended both the fiscal years 2008-09 and 2009-10 BSA transfers due to the condition of the General Fund, and the 2010-11 Governor’s Budget assumes another suspension for fiscal year 2010-11.

State-Local Fiscal Relations.  In November, 2004, voters approved Proposition 1A, which made significant changes to the fiscal relationship between the State and local governments.  In return for a $2.6 billion contribution to State budgets in the 2004-05 and 2005-06 fiscal years, Proposition 1A prohibits the State from accessing local governments’ property tax, sales tax and vehicle license fee revenues except under limited circumstances.  Starting in the 2008-09 fiscal year the State can borrow up to 8% of local property tax revenues but only if the Governor declares a fiscal hardship and with 2/3 approval of each house of the Legislature.  This amount must be repaid within three years, and such borrowing can only be made twice in any ten-year period.  In addition, the State cannot reduce the local sales tax rate or restrict authority of local governments to impose or change the distribution of the statewide local sales tax. Proposition 1A also strengthens requirements for the State to reimburse local governments if it enacts certain kinds of laws which mandate increased local spending.  Proposition 1A is intended to produce greater certainty for local governments, but will reduce the State’s options for dealing with budget shortfalls in the future.

The Amended 2009 Budget Act authorized the State to exercise its Proposition 1A borrowing authority.  This borrowing generated $1.998 billion that will be used to offset General Fund costs for a variety of court, health, corrections, and K-12 programs.  The enabling legislation also created a securitization mechanism for local governments to sell their right to receive the State’s payment obligations to local government-operated joint powers agency (“JPA”).  This JPA sold bonds in an aggregate amount of $1.895 billion in November 2009 to pay the local agencies their property tax allocations when they otherwise would receive them.  Pursuant to Proposition 1A, the State is required to repay the local government borrowing (which in turn will be used to prepay the bonds of the JPA) no later than June 30, 2013.  The 2010-11 Governor’s Budget includes $90. 8 million for the interest payments that will be incurred in fiscal year 2010-11 to be paid from the General Fund.

Litigation.  The State is a party to numerous legal proceedings, many of which normally occur in government operations.  In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources.  Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund’s investments.

Bond Ratings.  As of March 23, 2010, the State’s general obligation bonds were rated Baa1, A- and BBB by Moody’s, S&P and Fitch Inc. (“Fitch”), respectively, with each rating reflecting a downgrade since July 2009.  In January, 2010, S&P lowered the State’s general obligation bond offering rating to A- from A, indicating that the State’s fiscal imbalance and impending recurrence of a cash deficiency as factors in its decision.  In July 2009, Fitch lowered the State’s general obligation bond rating from A- to BBB citing the State’s continued inability to achieve timely agreement on budgetary and cash flow solutions to its severe financial crisis.  In the same month, Moody’s lowered the State’s general obligation bond rating to Baa1 from A2, citing the State’s use of IOUs for non-priority payments, the deadlock on the bud get gap, and the risk to priority payments.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency.  There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant.  A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

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Additional Information Regarding Michigan Municipal Securities

As used in this SAI, the term “Michigan Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

Risk Factors Regarding Michigan Municipal Securities.  Given that the Michigan Municipal Money Market Fund is invested primarily in Michigan Municipal Securities, the Fund is subject to risks relating to the economy of the state of Michigan (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy.  Manufacturing, particularly of automobiles and durable goods, is of prime importance to the State’s economy, and historically has been highly cyclical.  The Big Three United States automakers, General Motors Company (“GM”), Chysler Group LLC (“Crysler”) and Ford Motor Company (“Ford”), are headquartered in the State.  Because of the prominence of Michigan in the United States auto industry, State employment and wages may be disproportionately affected by the fortunes of the auto industry compared with the nation as a whole.  The United States auto industry has been severely affected by the recession that began in December 2007.  Since the start of the recession, new car sales have fallen considerably, which caused manufacturers to cut production and employment dramatically. Both GM and Crysler, filed for Chapter 11 bankruptcy protection in calendar year 2009.

Unemployment is a major concern for the State.  Following a peak of employment in June 2000, employment in Michigan dropped steadily until July 2003, resulting in the loss of more than 314,000 jobs (a 6.7% decline).  For the next two calendar years, State employment fluctuated around the July 2003 level.  Since then, job losses have continued to mount.  Through November 2009, almost 190,000 additional jobs have been lost.  Since the start of the recession in December 2007, Michigan's unemployment rate has more than doubled from 7.1% in December 2007 to 14.5% in December 2009.  The unemployment rate for the State in December 2009 was also higher than the unemployment rate for the nation as a whole (10.8%) in December 2009.  Michigan’s manufacturing employment dropped 7.2% in calendar year 2008, and is forecast to decease 19.0% in calendar year 2009.   Although the most significant declines are concentrated in the auto industry, employment losses appear throughout the manufacturing sector.

In 1977, the State enacted legislation that created the Counter Cyclical Budget and Economic Stabilization Fund (“BSF”). The BSF is designed to accumulate balances during years of significant economic growth that may be utilized in years when the State experiences cyclical downturns or unforeseen fiscal emergencies. As of September 30, 2000, the BSF had a balance of approximately $1.2 billion.  However, that amount has been substantially expended, with a remaining balance of approximately $2.3 million as of January 2010.

General Risks.  Many complex political, social, and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year. Such factors include, but are not limited to: (i) developments with respect to the national economy as a whole, (ii) developments with respect to level of motor vehicle sales and the ongoing restructuring in the Michigan motor vehicle sector; (iii) the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; and (iv) actions taken by the federal government, including audits, disallowances, and changes in aid levels.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition.  Such factors could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State's and municipal issuers' outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

State Debt.     The State Constitution limits State general obligation debt to: (i) short term debt for State operating purposes, (ii) short and long term debt for the purpose of making loans to school districts, and (iii) long term debt for voter approved purposes.

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Short term debt for operating purposes is limited to an amount not to exceed 15% of undedicated revenues received during the preceding fiscal year. Under the State Constitution as implemented by statutory provisions, such debt must be authorized by the State Administrative Board and issued only to meet obligations incurred pursuant to appropriation and must be repaid during the fiscal year in which incurred.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount is required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

As of September 30, 2008, the State had total general obligation debt of approximately $1.57 billion.

Constitutional Limitations on Taxes.   The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources.  State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) are limited in a fiscal year to 9.49% of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater.

The State may raise taxes in excess of the limit when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the percentage in effect in the 1978-79 fiscal year.  Michigan originally determined that percentage to be 41.6%.  As a result of litigation, effective with fiscal year 1992-93, the State recalculated the required percentage of spending paid to local government units to 48.97%.

2010-11 Executive Budget. The Governor’s fiscal year 2011 Executive Budget (“Executive Budget”) was submitted to the State Legislature on February 11, 2010. The Executive Budget calls for a number of comprehensive reforms, spending reductions, and for a restructuring of the State tax system.

In regard to reforms, the Executive Budget recommends, among other things, the consolidation of school services in order to reduce district operational costs, including, but not limited to: requiring competitive bidding on contracts; establishing statewide contracting and procurement consortiums; and requiring sharing of non-academic services.  The Executive Budget contains certain budget process reforms designed to ensure that the state budget is enacted on time, within available revenues, and that all spending, whether via the budget or tax code, is consistently reviewed by the Legislature.  Specific reforms relating to the budget process include, but are not limited to: instituting a 2-year budget beginning with fiscal year 2012 and requiring a June 30 deadline for completion of all legislative action on the budget.

In regard to spending reductions, the Executive Budget recommends $566 million in general fund spending reductions in fiscal year 2011, impacting every State department.  These reductions include, but are not limited to: $140 million for corrections reforms that will reduce prisoner population and allow for the closure of up to five additional facilities; $39 million in higher education resulting from the elimination of the Tuition Grant program for private college students and structural reforms to the Tuition Incentive program; and $39 million in the State Department of Human Services reflecting program reductions and fund shifts to federal and other resources to help preserve critical services to families most in need.

Finally, in regard to the restructuring of tax system, the Executive Budget recommends, among other things, the elimination of the Michigan Business Tax surcharge (cutting it in half in 2011, and phasing it out completely in 2012), in order to fuel job creation and diversity.

Litigation. The State is party to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State's official statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the

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outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Bond Ratings.  As of March 23, 2010, the State’s general obligation bonds were rated Aa3, AA- and A+ by Moody's, S&P and Fitch, respectively.  The rating from Fitch reflects a recent downgrade.  In July 2009, Fitch downgraded the State’s general obligation credit rating to A+ from AA-, citing the significant deterioration of the state’s economic profile, highlighted by increasing employment contraction and unemployment levels, driven by sharp declines in the U.S. automotive manufacturing sector which has long been concentrated in the state.  Fitch also revised Michigan's ratings outlook to stable from negative.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency.  There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant.  A downward revision or withdrawal of any such rating may have an adverse effect on the

Additional Information Regarding New York Municipal Securities

As used in this SAI, the term “New York Municipal Securities” refers to municipal securities, the interest on which is excluded from gross income for federal income tax purposes, excmpt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Risk Factors Regarding Investments in New York Municipal Securities.  Given that the New York Municipal Money Market Fund is invested primarily in New York Municipal Securities, the Fund is subject to risks relating to the economy of the state of New York (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy.   The State is the third most populous state in the nation.  It has a relatively high level of personal wealth and a diverse economy.  Based on 2008 statistics, the State had a larger percentage of non-agricultural employment and wages in financial activities, information, professional and business services and education and health services than the nation as a whole.  Therefore, events negatively affecting such industries may have a disproportionate impact on the State’s economy compared with the nation’s economy as a whole.

The September 11, 2001 attack resulted in an economic slowdown in the State in 2001 that was more severe than in the nation as a whole.  Following the State’s emergence from the national recession of 2002, the State experienced four years of economic growth and financial recovery from fiscal year 2003-04 through fiscal year 2006-07.  State finances began to lose momentum during fiscal year 2007-08, leading into the State’s economic contraction and decline in revenues during fiscal year 2008-09.  The State’s General Fund (“General Fund”) closing balance declined by more than $1 billion from fiscal year 2006-07 ($3.0 billion) to fiscal year 2008-09 ($1.9 billion).  The State expects to end fiscal year 2009-10 with a cash balance of $1.4 billion in the General Fund, including $1.2 billion in the State's rainy day reserves.

Based on the indicators most closely scrutinized by the National Bureau of Economic Research Business Cycle Dating Committee, the national recession may have ended in June 2009.  Although the end of the nation’s recession is a positive indicator for the State’s economy, the State and national business cycles may not precisely coincide.  The New York State Division of the Budget (“DOB”) uses the State coincident economic index to determine the State’s business cycle turning points.  Based on the index, the State’s economy is estimated to have experienced a business cycle peak in August 2008, fully eight months after the nation peaked as a whole, but it has not yet recovered.

Because of the prominence of New York City in the world of finance, State employment and wages may be disproportionately affected by the fortunes of the finance and insurance sector compared with the nation as a whole.  The financial crisis that started in 2007 has resulted in large job losses in the financial and insurance sector.  The DOB estimated that the financial and insurance sector lost 33,300 jobs in 2009 and may lose another 15,400 in 2010, representing declines of 6.2% and 3.1%, respectively.  Although the DOB expects fewer losses in 2010, this sector’s projected rate of job loss is the greatest of all the State’s sectors.  Most of the sector’s losses have occurred in New York City.  Due to large projected

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declines in bonuses, the finance and insurance sector’s wage share is expected to decline to 18.3% in fiscal year 2009-10 and 19.1% in fiscal year 2010-11.

General Risks.  Many complex political, social, and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year.  Such factors include, but are not limited to: (i) the performance of the national and State economies; (ii) the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; (iii) the impact of an anticipated shift in monetary policy actions on interest rates and the financial markets; (iv) the impact of financial and real estate market developments on bonus income and capital gains realizations; (v) the impact of household deleveraging on consumer spending and the impact of that activity on State tax collections; (vi) increased demand in entitlement and claims based programs such as Medicaid, public assistance and gen eral public health; (vii)  access to the capital markets in light of disruptions in the municipal bond market; (viii) litigation against the State, including, but not limited to, potential challenges to the constitutionality of certain tax actions authorized in the budget, the method of calculating the local share of federal Medical Assistance Percentage (“FMAP”), and the outcome of a class action suit alleging discrimination in the administration of a civil service test between 1996 and 2006; and (ix) actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition.  Such factors could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State’s and municipal issuers’ outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

Initial 2010-11 Financial Plan.  In January 2010, the Governor introduced the Proposed Executive Budget Financial Plan for fiscal year 2010-11 (“Initial 2010-11 Financial Plan”).   Part of the Initial 2010-2011 Financial Plan was a Gap-Closing Plan (“Initial 2010-14 Gap-Closing Plan”) designed to eliminate the fiscal year 2010-11 budget gap, including the deficit carried forward from fiscal year 2009-10, reduce the gap in fiscal year 2011-12 by more than half, to $6.3 billion, reduce the gap in fiscal year 2012-13 to $10.5 billion and reduce the gap in fiscal year 2013-14 to $12.2 billion.

Amended 2010-11 Financial Plan.  In February 2010, the Governor submitted an amended Executive Budget Financial Plan for fiscal year 2010-11 (“Amended 2010-11 Financial Plan”) that reflected (i) the impact of the Governor’s amendments on the Initial 2010-11 Financial Plan and (ii) forecast revisions to the multi-year projections of receipts and disbursements that were set forth in the Initial 2010-11 Financial Plan, based on updated information through January 2010. The Amended 2010-11 Financial Plan projects that the budget gap that must be addressed in fiscal year 2010-11 increased by $750 million to $8.2 billion.

Part of the Amended 2010-2011 Financial Plan was a Gap-Closing Plan (“Amended 2010-14 Gap-Closing Plan”) designed to eliminate the 2010-11 budget gap of $8.2 billion (which includes the $1.4 billion budget shortfall carried forward from fiscal year 2009-10), and reduce the gap in fiscal year 2011-12 to $5.4 billion.  Future gaps would total $10.7 billion in fiscal year 2012-13 (a reduction of $7.8 billion from current-services levels) and $12.4 billion in fiscal year 2013-14 (a reduction of $8.5 billion from current-services levels).

If enacted as proposed, the Amended 2010-2011 Financial Plan would: (i) provide over $8.7 billion in gap-closing actions and resources in fiscal year 2010-11, which would permit the State to set aside nearly $500 million in resources above what is needed to balance the fiscal year 2010-11 budget to deal with fiscal uncertainties; (ii) reduce spending from the current-services forecast by approximately $5.0 billion; (iii) hold spending on all measures at well below the rate of inflation, excluding the impact of payment deferrals that artificially lower spending in fiscal year 2009-10 and increase it in fiscal year 2010-11; and (iv) maintain the State’s rainy day reserves at $1.2 billion.

Steps to Address the 2010-11 Budget Gap.  The gap-closing actions can be placed into three general categories:  (i) Spending Restraint (actions that reduce current-services spending in the General Fund on a recurring basis); (ii) Tax and Fee Increases (actions that increase revenues on a recurring basis); and (iii) Non-Recurring Resources (transactions that increase revenues or lower spending in fiscal year 2010-11, but cannot be relied on to recur).

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Spending Restraint.  For fiscal year 2010-11, the Amended 2010-14 Gap-Closing Plan recommends reducing local assistance spending, state operations spending and capital projects spending.  Local assistance spending includes financial aid to local governments and non-profit organizations, as well as entitlement payments to individuals.  The reductions to local assistance include imposing a one-time adjustment to formula-based school aid on a wealth-equalized basis and cost-containment measures in Medicaid.  The cost of operating state government includes (i) salaries, (ii) pensions and other fringe benefits, and (iii) non-personal service expenses, including utilities, rents, medical supplies, and other expenses.  The reductions to state operations include across-the-board reductions in agency operating budgets and wage concessions from the unionized workforce. The Amended 2010- 14 Gap-Closing Plan also recommends reducing planned capital projects spending financed with debt by $1.8 billion over a five-year period, beginning in fiscal year 2010-11.

Tax and Fee Increases.  For fiscal year 2010-11, the Amended 2010-14 Gap-Closing Plan recommends $1.2 billion in tax and fee increases.  More than 90% of the increased revenue will be earmarked to finance existing health care spending.  The health care taxes include an excise tax on syrup for soft drinks and other beverages, an increase in the cigarette tax, a franchise fee to sell wine in grocery stores, and an assessment on health care providers.

Non-Recurring Resources.  For fiscal year 2010-11, the Amended 2010-14 Gap-Closing Plan relies on $565 million in non-recurring resources.  The largest item in this category is the use of the Temporary Assistance for Needy Families (“TANF”) Emergency Contingency Fund to pay for expenses that would otherwise be incurred by the General Fund in fiscal year 2010-11.  The TANF Emergency Contingency Fund is a one-time ARRA authorization.  Accordingly, it is not expected to be available in future years.  Other non-recurring resources include altering the timing of a planned payment under the Physician’s Excess Medical Malpractice program; investing a portion of lottery prize fund receipts in AAA-rated municipal bonds instead of U.S. Treasury bonds, subject to market conditions, to realize a one-time benefit due to differences in market rates; and recovering excess aid payments made to school districts in prior years.

Public Authorities.  Public authorities are created pursuant to State law, are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes subject to restrictions set forth in legislative authorization.  The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations.  Public authorities also suffer under the current economic environment.

The State has numerous public authorities with various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities.  Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities.

Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted.  Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.

Localities.  The fiscal demands on the state may be affected by the fiscal condition of certain localities.  Localities also suffer under the current economic environment.

New York City.  The fiscal demands on the State may be affected by the fiscal condition of New York City, which relies in part on State aid to balance its budget and meet its cash requirements.  It is also possible that the State’s finances may be affected by the ability of New York City, and certain entities issuing debt for the benefit of New York City, to market securities successfully in the public credit markets.  Conversely, New York City’s finances, and thus its ability to successfully market its securities, could be negatively affected in the event and to the extent that delays or reductions in projected State aid.  In addition, New York City is the recipient of certain federal grants that, if reduced or delayed, could negatively affect New York City’s finances.  Further, New York City, like the State, may be party to litigation that may be resolved in a manner that negatively affects the City’s finances.  As of June 30, 2008, New York City had total debt of $59.2 billion.

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Fiscal Oversight for New York City.  In response to New York City’s fiscal crisis in 1975, the State took action to help New York City return to fiscal stability.  These actions included the establishment of the Municipal Assistance Corporation for the City of New York (“NYC MAC”), to provide the City with financing assistance; the New York State Financial Control Board (“FCB”), to oversee the City’s financial affairs; and the Office of the State Deputy Comptroller for the City of New York (“OSDC”), to assist FCB in exercising its powers and controls.  FCB terminated the control period in 1986 when certain statutory conditions were met.  State law requires FCB to reimpose a control period upon the occurrence or “substantial likelihood and imminence” of the occurrence, of certain events, including (but not limited to) a New York City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Other Localities.  Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years.  Deficit financing has become more common in recent years.  Between 2004 and 2008, the State Legislature authorized 17 bond issuances to finance local government operating deficits.  In addition, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality.  Currently, the City of Buffalo operates under a control board and the counties of Nassau and Erie as well as the cities of New York and Troy have boards in advisory status.  The City of Yonkers no longer operates under an oversight board but must adhere to a separate fiscal agent act.  The potential impact on the State of any future re quests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s 2009-10 fiscal year or thereafter.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control.  Such changes may adversely affect the financial condition of certain local governments.  For example, the State or federal government may reduce (or in some cases eliminate) funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources.  Similarly, State policymakers have expressed interest in implementing a property tax cap for local governments.  Adoption of a property tax cap would affect the amount of property tax revenue available for local government purposes and could adversely affect their operations, particularly those that are heavily dependent on property tax revenue such as school districts.  Ultimately, localities or any of their res pective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State.  Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends.  Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Litigation.  The State and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations.  In addition, the State is involved in certain other legal proceedings (described in the State’s official statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources.  Because of the prospective nature of these proceedings, this document does not attempt to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund’s investments.

Bond Ratings.  As of March 23, 2010, the State’s general obligation bonds were rated Aa3, AA and AA- by Moody’s, S&P and Fitch, respectively.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency.  There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant.  A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

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Additional Information Regarding Ohio Municipal Securities

As used in this SAI, the term “Ohio Municipal Securities” refers to municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

Risk Factors Regarding Investments in Ohio Municipal Securities. Given that the Ohio Municipal Money Market Fund is invested primarily in Ohio Municipal Securities, the Fund is subject to risks relating to the economy of the state of Ohio (as used in this section, the “State”) and the financial condition of the State and local governments and their agencies.

Overview of State Economy.  The manufacturing sector, despite its continued downward trend since its peak in 1969, has traditionally served as an economic base industry for the State and continues to be of prime importance to the State. Based on 2008 data, employment in the manufacturing sector accounted for approximately 13.8% of the total non-agricultural employment in Ohio compared with 9.8% for the nation as a whole.  Since 1970, the State’s economy has become increasingly reliant on the service sector.  Based on 2008 data, employment in the service sector accounted for approximately 31.7% of the total non-agricultural employment, up from 14.6% in 1970, and higher than the nation as a whole.  The State also has a higher percentage of employment in the trade, transportation & public utilities sector than the nation as a whole.  Therefore, events negatively affectin g the manufacturing, service, and trade, transportation & public utilities sectors may have a disproportionate impact on the State’s economy compared with the nation’s economy as a whole.  Additionally, general economic activity in the State, as in many other industrial states, tends to be more cyclical than some other states and the nation as a whole.

The State economy has been negatively impacted by the national economic downturn. Since the start of the recession in December 2007, the State's unemployment rate has increased significantly, from 5.6% in December 2007 to 10.8% in December 2009.

General Risks.  Many complex political, social, and economic factors influence the State’s economy and finances, which may affect the State’s budget unpredictably from year to year. Such factors include, but are not limited to: (i) developments with respect to the national economy as a whole, (ii) developments with respect to the manufacturing, service, and trade, transportation & public utilities sectors of the economy; (iii) U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to the State; and (iv) actions taken by the Federal government, including audits, disallowances, and changes in aid levels.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the State’s fiscal and economic condition.  Such factors could have an adverse impact on the State budget in the current year and could result in declines, possibly severe, in the value of the State's and municipal issuers' outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

2010-11 Biennium Budget.  Consistent with the constitutional provision that no appropriation may be made for a period longer than two years, the State operates on the basis of a fiscal biennium for its appropriations and expenditures. The current fiscal biennium began July 1, 2009 and ends June 30, 2011. Within a fiscal biennium, the State operates on the basis of a July 1 to June 30 fiscal year.

Most State operations are financed through the State’s General Revenue Fund (“GRF”). Personal income and sales and use taxes are the major GRF sources. The last complete fiscal year ended June 30, 2009 with a GRF fund balance of $389.1 million. The State has a “rainy day” fund – the Budget Stabilization Fund (“BSF”) – which under current law and until used (as occurred in the 2008-09  biennium) may carry a balance of up to 5% of the GRF revenue for the preceding fiscal year.  As of October 2009 the BSF balance was $0.

Consistent with State law, the Governor’s Executive Budget for the 2010-11 biennium was released in February 2009 and introduced in the State General Assembly (“General Assembly”). After extended hearings and review, and after passage by the General Assembly and signing by the Governor of three seven-day interim budgets, the 2010-11 biennial appropriations Act (“Act”) was passed by the General Assembly and signed (with selective vetoes) by the Governor on July 17, 2009. All necessary debt service and lease-rental payments related to State obligations for the entire 2010-11 biennium

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were fully appropriated for the three week interim period and under the final Act.  The Act makes total GRF biennial appropriations of approximately $50.5 billion (a 3.8% decrease from the 2008-09 biennial expenditures) based on GRF biennial estimated revenues of approximately $51.1 billion (a 4.2% decrease from the 2008-09 biennial revenues). Appropriations for major program categories compared to 2008-09 actual spending reflect increases of 3.4% for Medicaid (the Act also included a number of Medicaid reform and cost containment initiatives) and 0.7% for corrections and youth services; and decreases of 13.8% for mental health and developmental disabilities, 8.3% for higher education, and 5.15% for elementary and secondary education. The Act also includes the restructuring of $736 million of fiscal years 2010 and 2011 GRF debt service into fiscal years 2012 through 2025.

Major new or recurring sources of revenues reflected in the Act include, but are not limited to: (i) $2.4 billion of federal stimulus funding received under the ARRA; (ii) $933 million in gaming and license revenues from the Ohio Lottery Commission’s implementation of video lottery terminals (“VLTs”) at the seven horse racing tracks in the State; and $530 million from transfers to the GRF of unclaimed funds and from other non-GRF funds.

On September 21, 2009, the Ohio Supreme Court ruled that the statutory provisions enacted in the Act in support of implementation of the VLTs are subject to voter referendum. The Court’s decision granted petitioners until December 20, 2009 to submit referendum petitions with valid signatures totaling of at least 6% of the electors of the State.  The Ohio Secretary of State’s office stated that if petitions with sufficient valid signatures are submitted by the December 20 deadline, the referendum election would be held on November 2, 2010.  On December 4, 2009, referendum supporters claimed to have sufficient signatures to place the measure on the November 2, 2010 ballot.  In January 2010, however, the Office of the Secretary of State for Ohio stated that not all of the signatures were valid.  On February 9, 2010, referendum supporters filed new signatures.  As of March 15, 2010, it was still pending whether there were sufficient valid signatures for the November 2, 2010 referendum election to be held.

Constitutional Limitations on Taxes.   Since 1934, the State Constitution has limited the amount of the aggregate levy of ad valorem property taxes on particular property, without a vote of the electors or municipal charter provision, to 1% of true value in money, and statutes limit the amount of that aggregate levy without a vote or charter provision to 10 mills per $1 of assessed valuation.

The State Constitution directs or restricts the use of certain revenues. Highway fees and excises, including gasoline taxes, are limited in use to highway-related purposes. Not less than 50% of the receipts from State income taxes and estate taxes must be returned to the originating political subdivisions and school districts. State net lottery profits are allocated to elementary, secondary, vocational, and special education program purposes, including application to debt service on obligations issued to finance capital facilities for a system of common schools.

Constitutional amendments relating to taxation, revenues, expenditures, debt or other subjects may be proposed by action of three-fifths of the members elected to each house of the State General Assembly or by initiative petition signed by electors numbering at least 10% of the total number of votes last cast for the office of governor. Adoption of a proposed amendment requires approval by a majority of electors voting on it at a statewide election. The Ohio Constitution expressly provides that the General Assembly has no power to pass laws impairing the obligation of contracts.

State Debt. The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution. The State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000. The Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation. (An exception in both cases is for debts incurred to repel invasion, suppress insurrection, or defend the State in war.) The Constitution provides that “Except the debts above specified . . . no debt whatever shall hereafter be created by, or on behalf of the state.”

By 19 constitutional amendments approved from 1921 to present, Ohio voters have authorized the incurrence of State general obligation debt and the pledge of taxes or excises to its payment, all related to the financing of capital facilities, except for four that funded bonuses for veterans, one that funded coal technology research and development, and one for research and development activities. Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, conservation, research and development, site development and veterans compensation. Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the

Part I - 26

State’s motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes.

A 1999 constitutional amendment provides an annual debt service “cap” applicable to most future issuances of State general obligations and other State direct obligations payable from the GRF or net State lottery proceeds. Generally, and except for an additional $850 million of general obligation debt approved by the voters for research and development, development of sites and facilities, and veterans compensation, new obligations may not be issued if future fiscal year debt service on those new and the then outstanding obligations of those categories would exceed 5% of the total estimated GRF revenues plus net State lottery proceeds during the fiscal year of issuance. Those direct obligations of the State include, for example, special obligation bonds that are paid from GRF appropriations, but exclude bonds such as highway bonds that are paid from highway user receipts. Pursuant to the amendment a nd implementing legislation, the Governor has designated the State Office of Budget and Management Director as the State official to make the 5% determinations and certifications. Application of the cap may be waived in a particular instance by a three-fifths vote of each house of the General Assembly and may be changed by future constitutional amendments.

Litigation. The State is party to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State's official statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Bond Ratings.  As of March 23, 2010, the State’s general obligation bonds were rated Aa2, AA+ and AA by Moody's, S&P and Fitch, respectively.  The Moody’s and Fitch ratings reflect recent downgrades.   On June 10, 2009, Fitch downgraded the State’s general obligation credit rating to AA from AA+ and revised its credit outlook associated with the rating to stable from negative. On June 15, 2009, Moody’s downgraded the State’s general obligation credit rating to Aa2 from Aa1 and, on August 24, 2009, revised its rating outlook associated with the rating to negative from stable. On September 23, 2009, S&P revised its rating outlook associated with the rating to negative from stable.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency.  There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant.  A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

DIVERSIFICATION

JPMT I and JPMT II are each a registered open-end management investment company. Each of the Funds is a diversified series of JPMT I or JPMT II, as defined under the 1940 Act, except for the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund, which are non-diversified series of JPMT II.  However, because the diversification requirements for the Money Market Funds under Rule 2a-7 of the 1940 Act are more restrictive than the diversification requirements for funds generally, only the California Municipal Money Market Fund, the Michigan Municipal Money Market Fund, the New York Municipal Money Market Fund and the Ohio Municipal Money Market Fund, with respect to 75% of each of their portfolios, may invest more than 5% of each of their total assets in the securities of any one issuer.

For a more complete discussion, see the “Diversification” section in Part II of this SAI.

QUALITY DESCRIPTION

Under normal conditions, the 100% U.S. Treasury Securities Money Market Fund and U.S Treasury Plus Money Market Fund invest exclusively in U.S Treasury bills, notes and other U.S Treasury obligations issued or guaranteed by the

Part I - 27

U.S. government. Some of the securities held by the U.S. Treasury Plus Money Market Fund, however, may be subject to repurchase agreements collateralized by such obligations.

 Under normal conditions, the U.S Government Money Market Fund invests exclusively in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements fully collateralized by securities issued by the U.S. government or its agencies or instrumentalities. Under normal conditions, the Federal Money Market Fund invests exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes and debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

At the time the California Municipal Money Market Fund or the New York Municipal Money Market Fund or any JPMT II Fund (except the U.S. Treasury Plus Money Market Fund and U.S. Government Money Market Fund which only invest as described above) acquires its investments, the investments will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in one of the two highest rating categories for short-term debt obligations assigned by at least two NRSROs (or one rating organization if the obligation was rated by only one such organization). These high quality securities are divided into “first tier” and “second tier” securities. First tier securities have received the highest rating from at least two rating organizations (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories from at least two rating agencies (or one, if only one has rated the security), but do not qualify as first tier securities. Each of these Funds may also purchase obligations that are not rated, but are determined by the Adviser, based on procedures adopted by the Trustees, to be of comparable quality to those rated first or second tier securities. These Funds may not purchase any second tier security if, as a result of its purchase (a) more than 3% of its total assets would be invested in second tier securities or (b) more than 0.5% of its total assets would be invested in the second tier securities of a single issuer. The Prime Money Market Fund and the Tax Free Money Market Fund only invest in first tier securities or obligations that are not rated, but are determined by the Adviser to be of comparable quality to those rated first tier securities.

Commercial Paper Ratings

The JPMT II Funds, other than the U.S. Treasury Plus Money Market Fund and the U.S. Government Money Market Fund which do not purchase commercial paper, only purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody’s, F2 or better by Fitch, or R-2 or better by Dominion), or, if unrated, determined by JPMIM to be of comparable quality. The Prime Money Market Fund and Tax Free Money Market Fund only invest in first tier securities (as defined above).

For any JPMT II Money Market Fund, under the guidelines adopted by the Trust’s Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, JPMIM may be required to promptly dispose of an obligation held in a Fund’s portfolio in the event of certain developments that indicate a diminishment of the instrument’s credit quality, such as where a NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met 4 times during the fiscal year ended February 28, 2010.  The Compliance Committee met 4 times during the fiscal year ended February 28, 2010.  The Governance Committee met 6 times during the fiscal year ended February 28, 2010.  The Investments Committee met 5 times during the fiscal year ended February 28, 2010. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Part I - 28

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Funds and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Funds that the Trustee oversees in the Family of Investment Companies:

Name of Trustee	Ownership of Prime Money Market Fund	Ownership of Liquid Assets Money Market Fund	Ownership of U.S. Government Money Market Fund
Independent Trustees
William J. Armstrong	None	None	None
John F. Finn	None	None	None
Dr. Matthew Goldstein	None	None	None
Robert J Higgins	None	None	None
Peter C. Marshall	None	None	None
Marilyn McCoy	None	None	None
William G. Morton, Jr.	None	None	None
Robert A. Oden, Jr.	None	None	None
Fergus Reid, III	Over $100,000	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	$10,001-$50,000	None	None
Interested Trustees
Frankie D. Hughes	Over $100,000	None	None
Leonard M. Spalding, Jr.	Over $100,000	None	None

Name of Trustee	Ownership of U.S. Treasury Plus Money Market Fund	Ownership of Federal Money Market Fund	Ownership of 100% U.S. Treasury Securities Money Market Fund
Independent Trustees
William J. Armstrong	None	None	None
John F. Finn	None	None	None
Dr. Matthew Goldstein	None	None	None
Robert J. Higgins	None	None	None
Peter C. Marshall	None	None	None
Marilyn McCoy	None	None	None
William G. Morton, Jr.	None	None	None
Robert A. Oden, Jr.	None	None	None
Fergus Reid, III	None	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None
Leonard M. Spalding, Jr.	None	None	None

Name of Trustee	Ownership of Tax Free Money Market Fund	Ownership of Municipal Money Market Fund	Ownership of California Municipal Money Market Fund
Independent Trustees
William J. Armstrong	None	None	None
John F. Finn	None	None	None
Dr. Matthew Goldstein	None	None	None
Robert J. Higgins	None	None	None

Part I - 29

Name of Trustee	Ownership of Tax Free Money Market Fund	Ownership of Municipal Money Market Fund	Ownership of California Municipal Money Market Fund
Peter C. Marshall	None	None	None
Marilyn McCoy	None	None	None
William G. Morton, Jr.	None	None	None
Robert A. Oden, Jr.	None	None	None
Fergus Reid, III	None	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None
Leonard M. Spalding, Jr.	None	None	None

Name of Trustee	Ownership of Michigan Municipal Money Market Fund	Ownership of New York Municipal Money Market Fund	Ownership of Ohio Municipal Money Market Fund
Independent Trustees
William J. Armstrong	None	None	None
John F. Finn	None	None	None
Dr. Matthew Goldstein	None	None	None
Robert J Higgins	None	None	None
Peter C. Marshall	None	None	None
Marilyn McCoy	None	None	None
William G. Morton, Jr.	None	None	None
Robert A. Oden, Jr.	None	None	None
Fergus Reid, III	None	None	None
Frederick W. Ruebeck	None	None	None
James J. Schonbachler	None	None	None
Interested Trustees
Frankie D. Hughes	None	None	None
Leonard M. Spalding, Jr.	None	None	None

Name of Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	Over $100,000
John F. Finn	Over $100,000
Dr. Matthew Goldstein	Over $100,000
Robert J Higgins	Over $100,000
Peter C. Marshall	Over $100,000
Marilyn McCoy	Over $100,000
William G. Morton, Jr.	Over $100,000
Robert A. Oden, Jr.	Over $100,000
Fergus Reid, III	Over $100,000
Frederick W. Ruebeck	Over $100,000
James J. Schonbachler	Over $100,000
Interested Trustees
Frankie D. Hughes	Over $100,000
Leonard M. Spalding, Jr.	Over $100,000

Part I - 30

Name of Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)

(1)  A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (135 Funds).

(2)  For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009 through participation in the J.P. Morgan Funds’ Defered Compensation Plan for Eligible Trustees as amended and restated January 1, 2008 and August 19, 2009.  For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee.  In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000.  The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen.  Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively.  The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex.  The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund
Independent Trustees
William J. Armstrong	$92,693	$7,851	$58,234
John F. Finn	77,244	6,542	48,528
Dr. Matthew Goldstein	88,517	7,681	53,242
Robert J Higgins	88,517	7,681	53,242
Peter C. Marshall	100,446	8,505	63,081
Marilyn McCoy	92,693	7,851	58,234
William G. Morton, Jr.	77,244	6,542	48,528
Robert A. Oden, Jr.	77,244	6,542	48,528
Fergus Reid, III	146,245	12,691	87,964
Frederick W. Ruebeck	88,517	7,681	53,242
James J. Schonbachler	77,244	6,542	48,528
Interested Trustees
Frankie D. Hughes	77,244	6,542	48,528
Leonard M. Spalding, Jr.	92,693	7,851	58,234

Part I - 31

Name of Trustee	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund
Independent Trustees
William J. Armstrong	15,159	10,788	16,836
John F. Finn	12,632	8,990	14,030
Dr. Matthew Goldstein	14,257	10,238	16,357
Robert J. Higgins	14,257	10,238	16,357
Peter C. Marshall	16,421	11,686	18,238
Marilyn McCoy	15,159	10,788	16,836
William G. Morton, Jr.	12,632	8,990	14,030
Robert A. Oden, Jr.	12,632	8,990	14,030
Fergus Reid, III	23,554	16,914	27,024
Frederick W. Ruebeck	14,257	10,238	16,357
James J. Schonbachler	12,632	8,990	14,030
Interested Trustees
Frankie D. Hughes	12,632	8,990	14,030
Leonard M. Spalding, Jr.	15,159	10,788	16,836
Name of Trustee	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund
Independent Trustees
William J. Armstrong	17,595	1,849	669
John F. Finn	14,663	1,541	557
Dr. Matthew Goldstein	17,159	1,832	659
Robert J. Higgins	17,159	1,832	659
Peter C. Marshall	19,060	2,003	724
Marilyn McCoy	17,595	1,849	669
William G. Morton, Jr.	14,663	1,541	557
Robert A. Oden, Jr.	14,663	1,541	557
Fergus Reid, III	28,350	3,027	1,088
Frederick W. Ruebeck	17,159	1,832	659
James J. Schonbachler	14,663	1,541	557
Interested Trustees
Frankie D. Hughes	14,663	1,541	557
Leonard M. Spaulding, Jr.	17,595	1,849	669

Name of Trustee	Michigan Municipal Money Market Fund	New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
Independent Trustees
William J. Armstrong	69	1,164	57
John F. Finn	57	970	48
Dr. Matthew Goldstein	69	1,140	55
Robert J Higgins	69	1,140	55
Peter C. Marshall	74	1,261	62
Marilyn McCoy	69	1,164	57
William G. Morton, Jr.	57	970	48
Robert A. Oden, Jr.	57	970	48
Fergus Reid, III	114	1,883	92
Frederick W. Ruebeck	69	1,140	55
James J. Schonbachler	57	970	48
Interested Trustees
Frankie D. Hughes	57	970	48
Leonard M. Spaulding, Jr.	69	1,164	57

Part I - 32

Name of Trustee	Total Compensation Paid from Fund Complex(1)(2)
Independent Trustees
William J. Armstrong	$264,000
John F. Finn	0 ^
Dr. Matthew Goldstein	253,000
Robert J Higgins	0 ^^
Peter C. Marshall	286,000
Marilyn McCoy	264,000
William G. Morton, Jr.	220,000
Robert A. Oden, Jr.	154,000 ^^^
Fergus Reid, III	418,000
Frederick W. Ruebeck	253,000
James J. Schonbachler	220,000
Interested Trustees
Frankie D. Hughes	220,000
Leonard M. Spalding, Jr.	264,000

(1)    A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (135 Funds).

(2)    For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009 through participation in the J.P. Morgan Funds’ Defered Compensation Plan for Eligible Trustees as amended and restated January 1, 2008 and August 19, 2009.  For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

^ Does not include $220,000 of Deferred Compensation
^^ Does not include $253,000 of Deferred Compensation.
^^^ Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

The table below sets forth the investment advisory fees paid by the JPMT I Funds to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal periods indicated (amounts in thousands):

Funds	Fiscal Year Ended February 29, 2008		Fiscal Year Ended February 28, 2009		Fiscal Year Ended February 28, 2010*
	Paid	Waived	Paid	Waived	Paid	Waived
Prime Money Market Fund	$79,427	$ —	$95,947	$ —	$134,258	$ —
Federal Money Market Fund	8,444	—	13,044	—	12,932	—
100% U.S. Treasury Securities Money Market Fund	14,255	—	30,381	—	13,502	(3,103)
Tax Free Money Market Fund	16,784	—	24,495	—	22,176	—
California Municipal Money Market Fund	872	—	844	—	987	—
New York Municipal Money Market Fund	1,613	—	1,755	—	1,416	—

The table below sets forth the investment advisory fees paid by the JPMT II Funds to JPMIA (waived amounts are in parentheses), as applicable with respect to the fiscal periods indicated (amounts in thousands):

Part I - 33

Funds	Fiscal Year Ended February 29, 2008		Fiscal Year Ended February 28, 2009		Fiscal Year Ended February 28, 2010*
	Paid	Waived	Paid	Waived	Paid	Waived
Liquid Assets Money Market Fund	$9,044	$ —	$9,617	$ —	$10,766	$(5)
U.S. Government Money Market Fund	16,709	—	43,989	—	80,751	(4)
U.S. Treasury Plus Money Market Fund	8,414	—	16,502	—	17,018	(318)
Municipal Money Market Fund	2,957	—	2,266	—	3,016	—
Michigan Municipal Money Market Fund	139	—	110	—	140	—
Ohio Municipal Money Market Fund	86	(1)	92	—	62	(4)

*  Effective January 1, 2010, the investment advisory business of JPMIA was transferred to JPMIM, and JPMIM became the investment adviser for the Funds.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration fees paid by the Funds (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended Februrary 29, 2008		Fiscal Year Ended February 28, 2009		Fiscal Year Ended February 28, 2010
	Paid	Waived	Paid	Waived	Paid	Waived
Prime Money Market Fund	$69,944	($4,883)	$80,256	—	$105,909	—
Liquid Assets Money Market Fund	6,742	(1,797)	7,281	($797)	8,323	$(173)
U.S. Government Money Market Fund	12,687	(2,938)	36,342	—	58,513	(5,145)
U.S. Treasury Plus Money Market Fund	7,076	(805)	13,688	(5)	13,657	—
Federal Money Market Fund	7,207	(690)	10,897	—	10,187	—
100% U.S. Treasury Securities Money Market Fund	10,449	(2,774)	23,168	(2,344)	13,077	—
Tax Free Money Market Fund	14,765	(961)	20,605	—	17,476	—
Municipal Money Market Fund	1,419	(1,391)	1,906	—	2,384	—
California Municipal Money Market Fund	573	(253)	612	(98)	780	—
Michigan Municipal Money Market Fund	79	(55)	83	(10)	111	—
New York Municipal Money Market Fund	1,402	(126)	1,477	—	1,116	—
Ohio Municipal Money Market Fund	39	(44)	75	(3)	52	—

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

Part I - 34

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended February 28, 2010.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Prime Money Market Fund	$—	$ 65,297	$19	3,706,388*
Liquid Assets Money Market Fund	—	136,539	984	4,682,100*
U.S. Government Money Market Fund	—	—	—	1,076,447*
U.S. Treasury Plus Money Market Fund	—	5,568	400	174,708*
Federal Money Market Fund	—	—	—	53,119*
100% U.S. Treasury Securities Money Market Fund	—	—	—	2,524*
Tax Free Money Market Fund	—	—	—	4,179,516*
Municipal Money Market Fund	—	—	—	3,958,427*
California Municipal Money Market Fund	—	—	—	666,977*
Michigan Municipal Money Market Fund	—	—	—	27,787*
New York Municipal Money Market Fund	—	—	—	1,410,029*
Ohio Municipal Money Market Fund	—	—	—	83,032*

* Fees paid by the Funds pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

JPMDS retained no underwriting commissions for the fiscal years ended February 29, 2008, February 28, 2009 and February 28, 2010.  For more information on JPMDS, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Funds paid to JPMDS, with respect to the fiscal periods indicated (amounts in thousands):

Fund	Fiscal Year Ended February 29, 2008		Fiscal Year Ended February 28, 2009		Fiscal Year Ended February 28, 2010
	Paid	Waived	Paid	Waived	Paid	Waived
Prime Money Market Fund
Class B Shares	$49	$ —	$79	$—	$35	($40)
Class C Shares	27	—	65	—	31	(37)
Reserve Shares	4,559	—	6,916	—	3,250	(4,893)
Cash Management Shares	2,259	—	504	—	386	(1,133)
Service Shares[1]	N/A	N/A	N/A	N/A	2	(2,293)
Eagle Shares[3]	N/A	N/A	N/A	N/A	N/A	N/A

Liquid Assets Money Market Fund
Morgan Shares	2,914	—	3,415	—	1,333	(1,865)
Class B Shares	129	—	178	—	101	(94)
Class C Shares	3,583	—	3,844	—	1,568	(1,793)

Part I - 35

Reserve Shares	4,951	—	3,080	—	728	(736)
Service Shares	—^	—	3,785	—	949	(1,880)
E*TRADE Class Shares[2]	N/A	N/A	1	—	11	(292)

U.S. Government Money Market Fund
Morgan Shares	3,372	—	3,942	—	804	(2,336)
Reserve Shares	843	—	638	- ^	64	(214)
Service Shares	4	—	1,361	(185)	208	(2,753)

U.S. Treasury Plus Money Market Fund
Morgan Shares	1,925	—	1,153	(756)	30	(1,351)
Class B Shares	11	—	7	(5)	2	(10)
Class C Shares	468	—	525	(355)	93	(736)
Reserve Shares	3,481	—	2,159	(2,037)	51	(3,955)
Service Shares[1]	N/A	N/A	N/A	N/A	—^	(—)^

Federal Money Market Fund
Morgan Shares	228	—	262	—	27	(199)
Reserve Shares	42	—	49	(3)	25	(298)

100% U.S. Treasury Securities Money Market Fund
Morgan Shares	2,253	—	2,067	(571)	—	(1,482)
Reserve Shares	6,186	—	8,326	(2,996)	2	(2,487)
Service Shares[1]	N/A	N/A	N/A	N/A	—^	(—)^

Tax Free Money Market Fund
Morgan Shares	818	—	933	—	186	(500)
Reserve Shares	14,140	—	20,258	(76)	3,993	(14,414)
Eagle Shares[3]	N/A	N/A	N/A	N/A	N/A	N/A

Municipal Money Market Fund
Morgan Shares	298	—	460	—	258	(150)
Reserve Shares	627	—	425	—	215	(175)
Service Shares	—^	—	310	(30)	160	(1,061)
E*TRADE Class Shares	10,620	—	8,922	(352)	3,326	(5,782)

California Municipal Money Market Fund
Morgan Shares	146	—	314	—	154	(330)
E*TRADE Class Shares	5,666	—	4,020	(425)	513	(3,626)
Service Shares[1]	N/A	N/A	N/A	N/A	—	(363)

Michigan Municipal Money Market Fund
Morgan Shares	41	—	41	—	10	(10)
Reserve Shares	54	—	64	—	17	(233)

New York Municipal Money Market Fund
Morgan Shares	1,195	—	1,402	—	509	(528)
Reserve Shares	1,024	—	1,236	(3)	470	(568)
E*TRADE Class Shares	2,469	—	1,673	(103)	423	(1,256)
Service Shares[1]	N/A	N/A	N/A	N/A	8	(224)

Part I - 36

Ohio Municipal Money Market Fund
Morgan Shares	27	—	44	—	22	(11)
Reserve Shares	158	—	173	—	61	(38)
Service Shares[1]	N/A	N/A	N/A	N/A	—	(44)

[1] Shares commenced operations as of July 1, 2009.
[2] Shares commenced operations as of January 8, 2009.
[3] Shares commenced operations as of May 3, 2010.
^ Amount rounds to less than $1,000.

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Capital	0.05%
Institutional Class	0.10%
Agency and Direct	0.15%
Premier, Cash Management, Service, Reserve, Eagle Class and E*TRADE Class	0.30%*
Morgan and Investor	0.35%**
Class B and Class C	0.25%

*  The amount payable for “service fees”, as defined by the Financial Industry Regulatory Authority (“FINRA”), does not exceed 0.25% of the average annual net assets attributable to these shares.  The 0.05% balance of the fees is for shareholder administrative services.

**  The amount payable for “service fees” (as defined by the FINRA) does not exceed 0.25% of the average annual net assets attributable to these shares.  The 0.10% balance of the fees is for shareholder administrative services.

The table below sets forth the fees paid to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

Fund	Fiscal Year Ended February 29, 2008		Fiscal Year Ended February 28, 2009		Fiscal Year Ended February 28, 2010
	Paid	Waived	Paid	Waived	Paid	Waived
Prime Money Market Fund
Capital Shares	$20	($22,800)	$2,727	($26,726)	$15,794	(31,254)
Morgan Shares	23,552	—	26,165	—	16,686	(3,835)
Premier Shares	27,487	(943)	28,810	(545)	22,190	(4,082)
Agency Shares	10,004	(4,995)	12,173	(5,338)	13,860	(5,315)
Class B Shares	4	(12)	6	(20)	7	(18)
Class C Shares	2	(7)	6	(16)	7	(16)
Institutional Class Shares	10,075	(15,080)	13,034	(16,171)	21,900	(19,754)
Reserve Shares	5,289	(182)	8,158	(141)	8,168	(1,604)
Cash Management Shares	1,355	—	302	—	727	(184)
Service Shares[1]	N/A	N/A	N/A	N/A	643	(505)
Investor Shares[1]	N/A	N/A	N/A	N/A	380	(410)
Direct Shares[2]	N/A	N/A	N/A	N/A	683	(38)
Eagle Class Shares[4]	N/A	N/A	N/A	N/A	N/A	N/A

Part I - 37

Liquid Assets Money Market Fund
Morgan Shares	9,616	(583)	11,268	(683)	8,775	(2,418)
Class B Shares	10	(33)	14	(45)	16	(49)
Class C Shares	286	(908)	307	(974)	269	(851)
Premier Shares	1,592	(55)	2,033	(70)	1,474	(212)
Agency Shares	355	(177)	528	(264)	358	(179)
Institutional Class Shares	617	(925)	492	(738)	1,240	(1,551)
Reserve Shares	5,743	(198)	3,572	(123)	1,538	(218)
Investor Shares	3,825	—	2,526	—	1,847	(391)
Service Shares	—^	—^	1,830	(63)	1,235	(180)
Capital Shares	—	(1,189)	—	(1,513)	364	(1,803)
E*TRADE Class Shares[3]	N/A	N/A	—^	—^	70	(82)

U.S. Government Money Market Fund
Morgan Shares	11,464	(337)	13,157	(640)	7,122	(3,865)
Premier Shares	5,721	—	7,623	(155)	10,496	(5,855)
Agency Shares	4,398	(1,599)	8,677	(3,838)	15,998	—
Institutional Class Shares	654	(3,034)	5,161	(6,498)	12,335	(11,753)
Reserve Shares	1,011	—	749	(17)	236	(99)
Service Shares	2	—	760	(13)	960	(520)
Capital Shares	1,948	(1,844)	1,200	(12,768)	8,306	(19,572)
Investor Shares[1]	N/A	N/A	N/A	N/A	1,102	(3,032)
Direct Shares[2]	N/A	N/A	N/A	N/A	68	(21)

U.S. Treasury Plus Money Market Fund
Morgan Shares	6,359	(378)	5,720	(961)	1,681	(3,151)
Class B Shares	1	(3)	1	(3)	1	(3)
Class C Shares	38	(118)	69	(224)	55	(221)
Premier Shares	4,088	(136)	3,573	(386)	1,582	(2,235)
Agency Shares	793	(391)	1,983	(911)	1,575	(1,697)
Institutional Class Shares	1,359	(1,991)	5,305	(7,128)	5,318	(8,366)
Reserve Shares	4,043	(134)	4,439	(596)	1,974	(2,831)
Investor Shares	5,564	—	3,911	(427)	1,237	(2,101)
Service Shares[1]	N/A	N/A	N/A	N/A	—	—
Direct Shares[2]	N/A	N/A	N/A	N/A	167	(566)

Federal Money Market Fund
Morgan Shares	750	(46)	872	(46)	477	(315)
Premier Shares	2,365	(81)	3,707	(88)	2,481	(1,119)
Agency Shares	274	(136)	967	(431)	1,418	(706)
Institutional Class Shares	3,688	(5,533)	5,968	(7,857)	6,600	(6,594)
Reserve Shares	49	(2)	61	(1)	258	(130)

100% U.S. Treasury Securities Money Market Fund
Capital Shares	384	(1,541)	911	(3,900)	526	(2,999)
Morgan Shares	7,663	(225)	7,860	(1,374)	879	(4,307)
Premier Shares	5,560	—	9,865	(1,540)	1,423	(5,799)
Agency Shares	1,005	(365)	2,583	(1,194)	954	(1,657)
Institutional Class Shares	3,237	(3,237)	7,157	(7,711)	2,489	(4,593)
Reserve Shares	7,423	—	11,661	(1,926)	759	(2,228)
Service Shares[1]	N/A	N/A	N/A	N/A	—	—

Part I - 38

Tax Free Money Market Fund
Morgan Shares	2,699	(163)	3,118	(147)	1,685	(718)
Premier Shares	7,674	(265)	14,453	(291)	10,522	(3,269)
Agency Shares	421	(211)	1,297	(567)	1,489	(586)
Institutional Class Shares	4,575	(6,862)	6,743	(8,651)	7,201	(6,489)
Reserve Shares	16,403	(566)	23,915	(486)	16,462	(5,626)
Direct Shares[2]	N/A	N/A	N/A	N/A	—	—
Eagle Class Shares[4]	N/A	N/A	N/A	N/A	N/A	N/A

Municipal Money Market Fund
Morgan Shares	1,010	(32)	1,468	(142)	1,189	(239)
Premier Shares	1,017	(440)	290	(22)	363	(61)
Agency Shares	25	(9)	81	(54)	112	(66)
Institutional Class Shares	869	(1)	118	(288)	493	(732)
Reserve Shares	750	(2)	472	(37)	410	(58)
Service Shares	—^	—^	160	(10)	495	(115)
E*TRADE Class Shares	4,412	(898)	3,537	(1,100)	3,362	(1,192)

California Municipal Money Market Fund
Morgan Shares	419	(92)	896	(204)	944	(749)
E*TRADE Class Shares	2,238	(595)	1,746	(476)	1,145	(925)
Service Shares[1]	N/A	N/A	N/A	N/A	61	(120)

Michigan Municipal Money Market Fund
Morgan Shares	111	(33)	105	(39)	37	(35)
Premier Shares	256	(78)	152	(59)	80	(84)
Reserve Shares	48	(16)	55	(21)	97	(204)

New York Municipal Money Market Fund
Morgan Shares	3,785	(397)	4,500	(408)	3,148	(480)
Reserve Shares	1,133	(95)	1,392	(94)	1,130	(115)
E*TRADE Class Shares	932	(303)	683	(205)	638	(202)
Service Shares[1]	N/A	N/A	N/A	N/A	99	(17)

Ohio Municipal Money Market Fund
Morgan Shares	64	(29)	109	(43)	55	(60)
Premier Shares	40	(15)	6	(3)	2	(6)
Reserve Shares	126	(64)	143	(64)	56	(63)
Service Shares[1]	N/A	N/A	N/A	N/A	3	(19)
[1] Shares commenced operations as of July 1, 2009.
[2] Shares commenced operations as of July 17, 2009.
[3] Shares commenced operations as of January 8, 2009.
[4] Shares commenced operations as of May 3, 2010. Therefore, the Fund did not pay any shareholder servicing fees for the periods shown.
^ Amount rounds to less than $1,000.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

Part I - 39

BROKERAGE AND RESEARCH SERVICES

Broker Research

For the fiscal year ended February 28, 2010, the Adviser (either JPMIM or JPMIA) had no allocated brokerage commissions to brokers who provided broker research to report, including third party broker research to the Funds.

Securities of Regular Broker-Dealers

As of February 28, 2010, certain Funds owned securities of their regular broker-dealers (or parents) as shown below:

Fund	Name of Broker-Dealer	Value of Securities Owned (000s)
Liquid Assets Money Market Fund	Barclays Capital Inc.	$46,000
	Citigroup Global Markets Inc.	23,000
	Deutsche Bank AG	242,792
	HSBC Securities Inc.	213,003
	Royal Bank of Scotland Group	277,271
	UBS Financial Services Inc.	23,000

Prime Money Market Fund	Bank of America Securities LLC	838,452
	Bank of America Corporation	300,000
	Barclays Capital Inc.	2,317,500
	Citigroup Global Markets Inc.	2,671,360
	Credit Suisse First Boston LLC	1,000,000
	Deutsche Bank AG	3,123,652
	HSBC Securities Inc.	2,587,033
	Royal Bank of Scotland Group	3,350,977
	UBS Financial Services Inc.	1,219,109

Tax Free Money Market Fund	Deutsche Bank AG	515,440

California Municipal Money Market Fund	Barclays Capital Inc.	12,700

U.S. Government Money Market Fund	Bank of America Corporation	2,187,829
	Barclays Capital Inc.	2,350,000
	Citigroup Global Markets Inc.	3,154,000
	Credit Suisse First Boston LLC	1,500,000
	Deutsche Bank AG	5,059,465
	Goldman Sachs and Company	2,000,000
	Royal Bank of Scotland Group	2,985,000
	UBS Financial Services Inc.	2,500,000

U.S. Treasury Plus Money Market Fund	Bank of America Corporation	2,382,356
	Barclays Capital Inc.	4,450,000
	Citigroup Global Markets Inc.	3,154,000
	Credit Suisse First Boston LLC	2,500,000
	Deutsche Bank AG	5,565,442
	Goldman Sachs and Company	2,270,595
	HSBC Securities Inc.	1,000,000
	UBS Financial Services Inc.	4,000,000

Municipal Money Market Fund	Deutsche Bank AG	44,790

Ohio Municipal Money Market Fund	Deutsche Bank AG	1,330

Part I - 40

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal year ended February 28, 2010, JPMIM, JPMIA and SC-R&M paid approximately $91,557,253, $48,157,981 and $109,002, respectively, for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements.  For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

State Specific Tax Information

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders are advised to consult with their own tax advisors about state and local tax matters. Following is a brief discussion of treatment of exempt-interest dividends by certain states.

California Taxes. In general, as long as the California Municipal Money Market Fund continues to qualify as a regulated investment company under the federal Internal Revenue Code of 1986, as amended (“the Code”), it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders.

California personal income tax law provides that dividends paid by a regulated investment company, or series thereof, are excludable from gross income if (1) at the close of each quarter of such company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest from which would be exempt from California taxation if such obligations were held by an individual and (2) such dividends are properly designated as such exempt-interest dividends in a written notice mailed to shareholders not later than 60 days after the close of the Funds taxable year.

Distributions to individual shareholders derived from items other than exempt-interest described above will be subject to California personal income tax. In addition, corporate shareholders should note that dividends will not be exempt from California corporate franchise tax and may not be exempt from California corporate income tax.  California has an alternative minimum tax (“AMT”) similar to the federal AMT. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the Fund will not be deductible for California personal income tax purposes.

In general, exempt obligations will include California exempt and U.S. exempt obligations. Under California law, exempt-interest dividends (including some dividends paid after the close of the year as described in Section 855 of the Internal Revenue Code) may not exceed the excess of (A) the amount of interest received by the fund which would be tax-exempt interest if the obligations on which the interest was paid were held by an individual over (B) the amount that would be considered expenses related to exempt income and thus would not be deductible.

Investors should consult their advisers about other state and local tax consequences of the investment in the fund as well as about any California tax consequences related to any special tax status or considerations applicable to such investors.

Michigan Taxes. Dividends received from the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt securities of the State of Michigan or its political subdivisions (“Michigan Municipal Obligations”) will be exempt from Michigan personal income tax and Michigan business tax.  Conversely, to the extent that the Fund’s dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S.

Part I - 41

government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan business tax, even though the dividends may be exempt for federal income tax purposes. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

New York Taxes.  Dividends paid by the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or its political subdivisions or certain other governmental entities (for example, the Commonwealth of Puerto Rico or the U.S. Virgin Islands), the interest on which was excludable from gross income for purposes of both federal income taxation and New York State and City personal income taxation (“New York Tax-Exempt Bonds”) and designated as such, generally are exempt from New York State and New York City personal income tax as well as from the New York City unincorporated business tax (but not the New York State corporation franchise tax or New York City general corporation tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Code.  Dividends and other distributions (aside from exempt-in terest dividends derived from New York Tax-Exempt Bonds) generally are not exempt from New York State and City taxes.  For New York State and City tax purposes, distributions of net long-term capital gain will be taxable at the same rates as ordinary income.

Distributions by the Fund from investment income and capital gains, including exempt-interest dividends, also generally are included in a corporation’s net investment income for purposes of calculating such corporation’s obligations under the New York State corporate franchise tax and the New York City general corporation tax, if received by a corporation subject to those taxes, and will be subject to such taxes to the extent that a corporation’s net investment income is allocated to New York State and/or New York City.  To the extent that investors are subject to state and local taxes outside of New York State, all dividends paid by the Fund may be taxable income for purposes thereof.  To the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, suc h dividends will generally not be exempt from New York State or New York City tax.  The New York AMT excludes tax-exempt interest as an item of tax preference.  Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes.  Investors should consult their advisers about other state and local tax consequences of the investment in the Fund.

Ohio Taxes. Distributions from the Ohio Municipal Money Market Fund representing interest on obligations held by this Fund which are issued by the State of Ohio, and political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or its political subdivisions or agencies or instrumentalities (“Ohio Obligations”), are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Shareholders that are subject to the Ohio commercial activity tax may exclude such distributions from their taxable gross receipts for purposes of such tax. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such distributions from the Ohio corporation franchise tax net income base. Note that for most entities, the corporate fr anchise tax has been phased out over the five years starting with the 2006 tax year.

Distributions that are properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the gross receipts base of the Ohio commercial activity tax or the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the gross receipts base of the Ohio commercial activity tax or the net income base of the Ohio corporation franchise tax.

Although the Fund distributions attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares must be included in the net worth base of the Ohio corporation franchise tax.

This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Part I - 42

Capital Loss Carryforwards

For Federal income tax purposes, the Funds had no capital loss carryforwards for the fiscal year ended February 28, 2010. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

All Funds
Vickers Stock Research Corp.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	At least on a 1 day lag
Vestek	Quarterly	30 days after month end

100% U.S. Treasury Securities Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
U.S. Government Money Market Fund
U.S. Treasury Plus Money Market Fund
The McGraw-Hill Companies, Inc.- Standard & Poor’s	Weekly	At least on a 1 day lag
Moody’s Investors Service, Inc.	Weekly	At least on a 1 day lag
Fitch Ratings	Weekly	At least on a 1 day lag

100% U.S. Treasury Securities Money Market Fund
Teledyne Technologies	Monthly	At least on a 1 day lag
Verisign	Daily	At least on a 1 day lag
Bank of New York	Daily	At least on a 1 day lag
Diamond Hill	Weekly	At least on a 1 day lag

Prime Money Market Fund
ABS Investment Management	Monthly	At least on a 1 day lag
Austin Bailey Health and Wellness Foundation	Monthly	At least on a 1 day lag
BP p.l.c.	Monthly	At least on a 1 day lag
Charles Schwab	Monthly	At least on a 1 day lag
Chicago Mercantile Exchange	Monthly	At least on a 1 day lag
Ernst & Young	Monthly	At least on a 1 day lag
KPMG	Monthly	At least on a 1 day lag
Mercer Services	Monthly	At least on a 1 day lag
Union Bank of California	Monthly	At least on a 1 day lag
West Virginia Board of Treasury Investments	Monthly	At least on a 1 day lag

Part I - 43

Dell Computer Corporation	Monthly	At least on a 1 day lag
Fidelity Investments	Monthly	At least on a 1 day lag
Commerce Bank	Monthly	At least on a 1 day lag
Ohio Bureau of Worker’s Compensation	Monthly	At least on a 1 day lag
Pennsylvania State University	Monthly	At least on a 1 day lag
SVB	Monthly	At least on a 1 day lag
ITT Educational Services, Inc.	Quarterly	At least on a 1 day lag
Best Buy	Daily	At least on a 1 day lag
Mizuho-SC	Daily	At least on a 1 day lag
Sovereign	Daily	At least on a 1 day lag
E*Trade	Daily	At least on a 1 day lag
Smith Barney	Daily	At least on a 1 day lag
Verisign	Daily	At least on a 1 day lag
Bank of New York	Daily	At least on a 1 day lag
Peninsula	Daily	At least on a 1 day lag
International Business Machines Corp.	Weekly	At least on a 1 day lag
Diamond Hill	Weekly	At least on a 1 day lag
Investment Company Institute	Bi-weekly	At least on a 1 day lag

Liquid Assets Money Market Fund
Chicago Mercantile Exchange	Monthly	At least on a 1 day lag
Union Bank of California	Monthly	At least on a 1 day lag
Fidelity Investments	Monthly	At least on a 1 day lag
Verisign	Daily	At least on a 1 day lag
Bank of New York	Daily	At least on a 1 day lag
Investment Company Institute	Bi-weekly	At least on a 1 day lag

Federal Money Market Fund
William Harris Investors Inc.	Monthly	At least on a 1 day lag
Verisign	Daily	At least on a 1 day lag
Bank of New York	Daily	At least on a 1 day lag

Municipal Money Market Fund
Ennis Knupp and Associates	Quarterly	At least on a 1 day lag
ITT Educational Services, Inc.	Quarterly	At least on a 1 day lag
Bank of New York	Daily	At least on a 1 day lag
Verisign	Daily	At least on a 1 day lag

Tax Free Money Market Fund
Verisign	Daily	At least on a 1 day lag
Bank of New York	Daily	At least on a 1 day lag
Fidelity Investments	Monthly	At least on a 1 day lag
SVB	Monthly	At least on a 1 day lag

U.S. Government Money Market Fund
Ohio Bureau of Workers’ Compensation	Monthly	At least on a 1 day lag
Dell Computer Corporation	Monthly	At least on a 1 day lag
Commerce Bank	Monthly	At least on a 1 day lag
Union Bank of California	Monthly	At least on a 1 day lag
Charles Schwab	Monthly	At least on a 1 day lag
SVB	Monthly	At least on a 1 day lag
Treasury Partners	Monthly	At least on a 1 day lag
E*Trade	Daily	At least on a 1 day lag
Verisign	Daily	At least on a 1 day lag
Bank of New York	Daily	At least on a 1 day lag

Part I - 44

TCDRS	Daily	At least on a 1 day lag
International Paper	Daily	At least on a 1 day lag
Diamond Hill	Weekly	At least on a 1 day lag
International Business Machines Corp.	Weekly	At least on a 1 day lag

U.S. Treasury Plus Money Market Fund
Verisign	Daily	At least on a 1 day lag
Bank of New York	Daily	At least on a 1 day lag
International Paper	Daily	At least on a 1 day lag
SVB	Monthly	At least on a 1 day lag

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of May 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

Principal Holders

As of May 31, 2010, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI are shown in Attachment I-A, Principal Shareholders.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference to this SAI.  The Financial Statements for the fiscal year ended February 28, 2010 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trusts, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.  These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111 or J.P. Morgan Institutional Funds Service Center at 1-800-766-7722.

Part I - 45

Principal Shareholders	Attachment I-A

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

100% U.S. TREASURY SECURITIES MONEY MARKET FUND
AGENCY SHARES	JPMORGAN CHASE BANK N.A.*	32.07%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	JPMORGAN INVESTOR SERVICES*	29.59%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75424

CAPITAL SHARES	JPMORGAN CHASE BANK N.A.*	21.58%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	HARE & CO C/O THE BANK OF NEW YORK	11.93%
ATTN STIF/ MASTERNOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	JPM* INDY DIRECT OMNIBUS ACCOUNT	9.20%
10420 HIGHAND MANOR DRIVE
2ND FLOOR
TAMPA FL 33610-9128

	BANC OF AMERICA SECURITIES LLC	5.50%
ATTN MONEY FUND MANAGER
200 N COLLEGE ST FL 3
CHARLOTTE NC 28202-2191

INSTITUTIONAL SHARES	JPMORGAN CHASE BANK N.A.*	53.03%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	HARE & CO C/O THE BANK OF NEW YORK	6.89%
ATTN STIF/ MASTERNOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

MORGAN SHARES	NATIONAL FINANCIAL SERV CORP CUST	15.91%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	NATIONAL BASKETBALL ASSOC	13.24%
NBA/NBA PLAYERS ASSOC ESCROW A/C
ATTN MICHELLE A LEFTWICH
VP & ASST G C
645 FIFTH AVENUE
NEW YORK NY 10022-5910

	JPMORGAN CHASE BANK*	9.97%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	HARE & CO C/O THE BANK OF NEW YORK	9.05%
ATTN STIF/ MASTERNOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	JPMORGAN CHASE BANK*	6.02%
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

PREMIER SHARES	JPMORGAN CHASE BANK N.A.*	39.81%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	JPMORGAN CHASE BANK*	13.81%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN INVESTOR SERVICES*	8.31%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75424

RESERVE SHARES	NATIONAL FINANCIAL SERV CORP CUST	48.06%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	JPMSI* AS AGENT FOR KINGSLEY AND CO	31.05%
FUND OMNIBUS ACCOUNT
ATTN SPECIAL PRODUCTS
2 OPS/3
500 STANTON CHRISTIANA ROAD
NEWARK DE 19713-2105

	MUTUAL FUNDS TIMING LITIGATION	6.20%
COLUMBIA ACCOUNT
C/O DEUTSCHE BANK TRUST CO AMERICAS
ATTN JENNIFER DAVIS
60 WALL ST MSC NYC
NEW YORK NY 10005-2836

	JPMORGAN CHASE BANK N.A.*	6.18%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

SERVICE SHARES	JP MORGAN INVESTMENT MGMT*	100.00%
ATTN LOREN STRIFE OH1-0185
1111 POLARIS PKWY
COLUMBUS OH 43240-2031

CALIFORNIA MUNICIPAL MONEY MARKET FUND
ETRADE SHARES	E TRADE CLEARING LLC	100.00%
ATTN PAYMENT SERVICES DEPT
671 N GLEBE RD
BALLSTON TOWERS
ARLINGTON VA 22203-2120

MORGAN SHARES	BEAR STEARNS SECURITIES CORP*	71.71%
ATTN DENISE DILORENZO SIEGEL
1 METROTECH CTR N
BROOKLYN NY 11201-3832

	FIDUCIARY TRUST REVENUE	12.39%
ATTN JOHN CONTE
600 5TH AVE
NEW YORK NY 10020-2302

SERVICE SHARES	LPL FINANCIAL CORPORATION AS AGENT	100.00%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN DAN SPILLANE
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968
FEDERAL MONEY MARKET FUND
AGENCY SHARES	JPMORGAN INVESTOR SERVICES*	62.05%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

	JPMORGAN CHASE BANK N.A.*	18.34%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	NTE MOBILITY PARTNERS LLC	8.24%
ATTN JBELEN MARCOS
9001 AIRPORT FWY STE 600
N RICHLND HLS TX 76180-7774

INSTITUTIONAL SHARES	JPMORGAN CHASE BANK N.A.*	42.69%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	HARE & CO	7.16%
C/O THE BANK OF NEW YORK
ATTN STIF/MASTER NOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	EDWARD D JONES & CO	6.56%
ATTN MUTUAL FUND
SHAREHOLDER ACCOUNTING
201 PROGRESS PKWY
MARYLAND HTS MO 63043-3009

	JPMORGAN INVESTOR SERVICES*	5.25%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

MORGAN SHARES	E TRADE CLEARING LLC	38.77%
ATTN PAYMENT SERVICES DEPT
671 N GLEBE RD
BALLSTON TOWERS
ARLINGTON VA 22203-2120

	JPMORGAN CHASE BANK*	12.26%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	NATIONAL FINANCIAL SERV CORP	6.92%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	STRAFE & CO*	5.06%
BOIA-ONE GROUP OPERATIONS
1111 POLARIS PKWY
PO BOX 710027
COLUMBUS OH 43240-2031

PREMIER SHARES	JPMORGAN CHASE BANK N.A.*	45.49%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	INVESCO FUNDS GROUP DISTRIBUTION	10.39%
ATTN CAROL MCGRATH-PESTILLI
30 DAN RD
CANTON MA 02021-2809

	JPMORGAN INVESTOR SERVICES*	7.71%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

	RUST CONSULTING INC ALLIANCE CAP	7.70%
ATTN ROB JOSEPHSON
C/O COMPLETE CLAIM SOLUTIONS LLC
625 MARQUETTE AVE STE 880
MINNEAPOLIS MN 55402-2469

RESERVE SHARES	BEAR STEARNS SECURITIES CORP*	82.75%
ATTN DENISE DILORENZO SIEGEL
1 METROTECH CTR N
BROOKLYN NY 11201-3832

	CITY OF HENDERSON ACQUISITION FUND	7.74%
ATTN STEVE HANSON
240 S WATER ST
HENDERSON NV 89015-7227

LIQUID ASSETS MONEY MARKET FUND
AGENCY SHARES	JPMORGAN INVESTOR SERVICES*	34.53%
CASH MGMT INVESTMENT SUPPORT
ATTN CASH SWEEP OPERATIONS
14221 DALLAS PARKWAY 2JIP 6TH FL
DALLAS TX 75254

	STRAFE & CO*	15.51%
BOIA-ONE GROUP OPERATIONS
1111 POLARIS PKWY
PO BOX 710027
COLUMBUS OH 43240-2031

	MANAGERS INVESTMENT GROUP LLC	14.50%
760 MOORE RD
KNG OF PRUSSA PA 19406-1212

	MANFRA TORDELLA & BROOKES INC	7.50%
90 BROAD STREET
SUB BASEMENT
NEW YORK NY 10004-2205

	JPMORGAN INVESTOR SERVICES*	6.60%
CASH MGMT INVESTMENT SUPPORT
ATTN CASH SWEEP OPERATIONS
14221 DALLAS PARKWAY 2JIP 6TH FL
DALLAS TX 75254

CAPITAL SHARES	CHICAGO MERCANTILE EXCHANGE INC	17.82%
CUST SEGREGATED ACCT
20 S WACKER DR
CHICAGO IL 60606-7431

	CHICAGO MERCANTILE EXCHANGE INC	15.95%
FIRM ACCT
PLEDGED BUT NOT CONTROLLED
20 S WACKER DR
CHICAGO IL 60606-7431

	JPMC* AS EA PFIZER INC QUIGLEY COMPA	12.21%
PFIZER INC
NORTH AMERICAN SHARED SERVICE(NASS)
BANK RECONCILIATION TEAM
6730 LENOX CENTER CT-STE 300
MEMPHIS TN 38115-4289

	MANAGERS AMG FQ GLOBAL	5.48%
ALTERNATIVES FUND
800 CONNECTICUT AVE
NORWALK CT 06854-1631

C SHARES	INGALLS & SNYDER LLC AS AGENT	96.66%
OMNIBUS A/C FOR EXCLUSIVE BENEFIT
OF CUSTOMERS
ATTN: JOSEPH DIBUONO
61 BROADWAY
NEW YORK NY 10006-2701

ETRADE SHARES	E TRADE CLEARING LLC	100.00%
ATTN PAYMENT SERVICES DEPT
671 N GLEBE RD
BALLSTON TOWERS
ARLINGTON VA 22203-2120

INSTITUTIONAL SHARES	JPMORGAN INVESTOR SERVICES*	68.55%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

	JPMORGAN INVESTOR SERVICES*	11.35%
CASH MGMT INVESTMENT SUPPORT
ATTN CASH SWEEP OPERATIONS
14221 DALLAS PARKWAY 2JIP 6TH FL
DALLAS TX 75254

INVESTOR SHARES	NATIONAL FINANCIAL SERV CORP	43.20%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	STRAFE & CO*	42.12%
BOIA-ONE GROUP OPERATIONS
1111 POLARIS PKWY
PO BOX 710027
COLUMBUS OH 43240-2031

	HARE & CO C/O THE BANK OF NEW YORK	8.02%
ATTN STIF/ MASTERNOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

MORGAN SHARES	NATIONAL FINANCIAL SERV CORP	88.54%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

PREMIER SHARES	JPMORGAN INVESTOR SERVICES*	31.82%
CASH MGMT INVESTMENT SUPPORT
ATTN CASH SWEEP OPERATIONS
14221 DALLAS PARKWAY 2JIP 6TH FL
DALLAS TX 75254

	STRAFE & CO*	29.29%
BOIA-ONE GROUP OPERATIONS
1111 POLARIS PKWY
PO BOX 710027
COLUMBUS OH 43240-2031

	AMALGAMATED BANK OF CHICAGO	13.08%
ATTN CHRISTINE LINDE
1 W MONROE ST
CHICAGO IL 60603-5384

	JPMORGAN CHASE BANK N.A.*	11.82%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

RESERVE SHARES	JPMORGAN CHASE BANK*	20.13%
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK*	18.76%
ATTN: TOM AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK*	12.19%
ATTN: TOM AVINO
10420 HIGHLAND MANOR DRIVE
2ND FLOOR
TAMPA B Y FL 33610-9128

	JPMORGAN CHASE BANK*	7.14%
ATTN TOM AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA FL 33610-9128

SERVICE SHARES	JPMORGAN CHASE BANK*	21.60%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK*	18.91%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK*	14.61%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	BEAR STEARNS SECURITIES CORP*	13.63%
ATTN DENISE DILORENZO SIEGEL
1 METROTECH CTR N
BROOKLYN NY 11201-3832

	JPMORGAN CHASE BANK*	8.37%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK*	5.38%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

MICHIGAN MUNICIPAL MONEY MARKET FUND
MORGAN SHARES	NATIONAL FINANCIAL SERV CORP	75.66%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	NATIONAL FINANCIAL SERVICES CORP	10.58%
FOR THE EXCLUSIVE BENEFIT OF
OUR CUSTOMERS
ATTN: MUTUAL FUNDS - 5TH FLOOR
200 LIBERTY ST - 1 WORLD FINANCIAL
NEW YORK NY 10281

PREMIER SHARES	REICH & TANG SERVICES INC	85.75%
FBO VARIOUS CUSTOMERS
ATTN CHRIS GILL
600 5TH AVE
NEW YORK NY 10020-2302

	NFS LLC FEBO	11.34%
SLEMAN A KHOURY MD
NABIHA A KHOURY MD
5949 SPRINGWATER LANE
W BLOOMFIELD MI 48322-1757

RESERVE SHARES	LPL FINANCIAL CORPORATION AS AGENT	92.79%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN DAN SPILLANE
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

MUNICIPAL MONEY MARKET FUND
AGENCY SHARES	JPMORGAN CHASE BANK N.A.*	40.80%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	BANC OF AMERICA SECURITIES LLC	19.95%
ATTN MONEY FUND MANAGER
200 N COLLEGE ST FL 3
CHARLOTTE NC 28202-2191

	JPM* COL/TSLINK OMNIBUS ACCOUNT	18.28%
10420 HIGHAND MANOR DRIVE
2ND FLOOR
TAMPA FL 33610-9128

	JPM* INDY SWEEP OMNIBUS ACCOUNT	11.86%
10420 HIGHAND MANOR DRIVE
2ND FLOOR
TAMPA FL 33610-9128

ETRADE SHARES	E TRADE CLEARING LLC	100.00%
ATTN PAYMENT SERVICES DEPT
671 N GLEBE RD
BALLSTON TOWERS
ARLINGTON VA 22203-2120

INSTITUTIONAL SHARES	COMCAST CABLE FUNDING 1 INC	12.95%
ATTN CASH MANAGEMENT
1201 N MARKET ST STE 1000
WILMINGTON DE 19801-1807

	JPMORGAN CHASE BANK N.A.*	12.45%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	KOHLS DEPARTMENT STORES INC	10.48%
KOHLS
GARY STOLTMANN
N56 W17000 RIDGEWOOD DRIVE
MENOMONEE FALLS WI 53051-5660

	ASTELLAS US HOLDINGS INC	9.23%
ATTN: XIN LU
THREE PARKWAY NORTH
DEERFIELD IL 60015-2537

	JP MORGAN CLEARING CORP*	6.17%
ATTN: DENISE DILORENZO-SIEGEL
ONE METROTECH CENTER NORTH
BROOKLYN NY 11201-3832

	JP MORGAN CLEARING CORP*	5.06%
FBO HOME DEPOT, INC
ATTN: DENISE DILORENZO-SIEGEL
ONE METROTECH CENTER NORTH
BROOKLYN NY 11201-3832

MORGAN SHARES	NATIONAL FINANCIAL SERV CORP	83.86%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	NATIONAL FINANCIAL SERVICES CORP	5.28%
FOR THE EXCLUSIVE BENEFIT OF
OUR CUSTOMERS
ATTN: MUTUAL FUNDS - 5TH FLOOR
200 LIBERTY ST - 1 WORLD FINANCIAL
NEW YORK NY 10281

PREMIER SHARES	JPMORGAN CHASE BANK N.A.*	39.00%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	E TRADE CLEARING LLC	25.41%
ATTN PAYMENT SERVICES DEPT
671 N GLEBE RD
BALLSTON TOWERS
ARLINGTON VA 22203-2120

	LPL FINANCIAL CORPORATION AS AGENT	24.15%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN DAN SPILLANE
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

RESERVE SHARES	JPMORGAN CHASE BANK*	31.04%
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	INGALLS & SNYDER LLC AS AGENT	22.46%
OMNIBUS A/C FOR EXCLUSIVE BENEFIT
OF CUSTOMERS
ATTN: JOSEPH DIBUONO
61 BROADWAY
NEW YORK NY 10006-2701

	JPMORGAN CHASE BANK*	10.47%
ATTN: TOM AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	SOUTHWEST SECURITIES INC	8.95%
ATTN CAROL BENNETT
1201 ELM ST STE 3700
DALLAS TX 75270-2002

	DB ESC AGT WOUNDCO/RC PARENT	8.12%
ESCROW LLC
10810 LONGACRE LN
STEVENSON MD 21153-0665

	JPMORGAN CHASE BANK*	6.74%
FBO ITSELF AND ITS CLIENTS
ATTN THOMAS AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA FL 33610-9128

SERVICE SHARES	LPL FINANCIAL CORPORATION AS AGENT	83.66%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN DAN SPILLANE
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

	BEAR STEARNS SECURITIES CORP*	8.28%
ATTN DENISE DILORENZO SIEGEL
1 METROTECH CTR N
BROOKLYN NY 11201-3832

	JPMORGAN CHASE BANK*	7.10%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

NEW YORK MUNICIPAL MONEY MARKET FUND
ETRADE SHARES	E TRADE CLEARING LLC	100.00%
ATTN PAYMENT SERVICES DEPT
671 N GLEBE RD
BALLSTON TOWERS
ARLINGTON VA 22203-2120

MORGAN SHARES	NATIONAL FINANCIAL SERV CORP	30.57%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	CATHERINE M LEVIN	7.88%
173 EAST 64TH ST
NEW YORK NY 10065-6653

	NATIONAL FINANCIAL SERV CORP	7.41%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	JPMORGAN CHASE BANK N.A.*	5.98%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	FIDUCIARY TRUST REVENUE	5.42%
ATTN JOHN CONTE
600 5TH AVE
NEW YORK NY 10020-2302

RESERVE SHARES	JPMORGAN CHASE BANK*	57.58%
ATTN: TOM AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	BEAR STEARNS SECURITIES CORP*	30.17%
ATTN DENISE DILORENZO SIEGEL
1 METROTECH CTR N
BROOKLYN NY 11201-3832

	JPMORGAN CHASE BANK*	5.85%
FBO ITSELF AND ITS CLIENTS
ATTN THOMAS AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA FL 33610-9128

	INGALLS & SNYDER LLC AS AGENT	5.37%
OMNIBUS A/C FOR EXCLUSIVE BENEFIT
OF CUSTOMERS
ATTN: JOSEPH DIBUONO
61 BROADWAY
NEW YORK NY 10006-2701

SERVICE SHARES	LPL FINANCIAL CORPORATION AS AGENT	100.00%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN DAN SPILLANE
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968
OHIO MUNICIPAL MONEY MARKET FUND
MORGAN SHARES	NATIONAL FINANCIAL SERV CORP	91.88%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	NATIONAL FINANCIAL SERVICES CORP	7.78%
FOR THE EXCLUSIVE BENEFIT OF
OUR CUSTOMERS
ATTN: MUTUAL FUNDS - 5TH FLOOR
200 LIBERTY ST - 1 WORLD FINANCIAL
NEW YORK NY 10281

PREMIER SHARES	JPMORGAN CHASE BANK N.A.*	71.72%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	HARE & CO C/O THE BANK OF NEW YORK	16.68%
ATTN STIF/ MASTERNOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	G.D.S. EXPRESS INC	11.60%
1270 HILBISH AVE
AKRON OH 44312-3831

RESERVE SHARES	MBSC SECURITIES CORPORATION	60.57%
ATTN TIM BARRETT
144 GLENN CURTISS BLVD
EAST TOWER 8TH FLOOR
UNIONDALE NY 11556

	MBSC SECURITIES CORPORATION	21.88%
144 GLENN CURTISS BLVD
UNIONDALE NY 11556-3801

	MBSC SECURITIES CORPORATION	9.81%
144 GLENN CURTISS BLVD
UNIONDALE NY 11556-0144

	MBSC SECURITIES CORPORATION	7.74%
144 GLEN CURTISS BLVD
UNIONDALE NY 11556-3801

SERVICE SHARES	LPL FINANCIAL CORPORATION AS AGENT	100.00%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN DAN SPILLANE
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968
PRIME MONEY MARKET FUND
AGENCY SHARES	JPMORGAN INVESTOR SERVICES*	43.89%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

	JPMORGAN CHASE BANK*	8.67%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK N.A.*	6.02%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

B SHARES	CITIGROUP GLOBAL MARKETS INC	10.29%
HOUSE ACCOUNT
ATTN PETER BOOTH 7TH FL
333 W 34TH ST
NEW YORK NY 10001-2402

CAPITAL SHARES	JPMORGAN CHASE BANK N.A.*	11.55%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	JPMORGAN INVESTOR SERVICES*	11.04%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

CASH MGMT SHARES	BEAR STEARNS SECURITIES CORP*	75.02%
ATTN DENISE DILORENZO SIEGEL
1 METROTECH CTR N
BROOKLYN NY 11201-3832

	HARTFORD LIFE INSURANCE COMPANY	17.36%
SEPARATE ACCOUNT
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

	LABAT CO FBO CDEC	6.14%
ATTN MONEY MARKET OPERATIONS
135 S LASALLE ST
CHICAGO IL 60603-4177

C SHARES	AAA SOUTH JERSEY	6.82%
700 LAUREL OAK RD
VOORHEES NJ 08043-4416

	PERSHING LLC	6.55%
P.O. BOX 2052
JERSEY CITY NJ 07303-2052

DIRECT SHARES	US BANK NA FBO SVB	100.00%
ATTN MUTUAL FUNDS
PO BOX 1787
MILWAUKEE WI 53201-1787

EAGLE SHARES	JP MORGAN INVESTMENT MGMT*	50.05%
ATTN LOREN STRIFE OH1-0185
1111 POLARIS PKWY
COLUMBUS OH 43240-2031

	EAGLE FUND SERVICES INC	49.95%
FEBO ITS CUSTOMERS (DIRECT)
ATTN MATT CALABRO
PO BOX 33022
ST PETERSBURG FL 33733-8022

INSTITUTIONAL SHARES	JPMORGAN INVESTOR SERVICES*	22.89%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

	JPMORGAN CHASE BANK N.A.*	15.45%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	HARE & CO	8.85%
C/O THE BANK OF NEW YORK
ATTN STIF/MASTER NOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

INVESTOR SHARES	LPL FINANCIAL CORPORATION AS AGENT	100.00%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN DAN SPILLANE
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

MORGAN SHARES	NATIONAL FINANCIAL SERV CORP	12.43%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5503

	PETROBRAS AMERICA INC	8.60%
10350 RICHMOND AVE STE 1400
HOUSTON TX 77042-4002

	JPMORGAN INVESTOR SERVICES*	7.41%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

	NATIONAL FINANCIAL SERV CORP	6.95%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	JPMORGAN CHASE BANK*	6.01%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK*	5.26%
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

PREMIER SHARES	JPMORGAN CHASE BANK N.A.*	23.13%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	JPMORGAN INVESTOR SERVICES*	14.07%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

	HARE & CO	5.90%
C/O THE BANK OF NEW YORK
ATTN STIF/MASTER NOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	LAZARD CAPITAL MARKETS LLC	5.37%
ATTN JEFF HEITE
30 ROCKEFELLER PLZ FL 19
NEW YORK NY 10112-0015

RESERVE SHARES	BEAR STEARNS SECURITIES CORP*	58.25%
ATTN DENISE DILORENZO SIEGEL
1 METROTECH CTR N
BROOKLYN NY 11201-3832

	JPMORGAN CHASE BANK*	13.54%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK*	13.53%
ATTN: TOM AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

SERVICE SHARES	LPL FINANCIAL CORPORATION AS AGENT	100.00%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN DAN SPILLANE
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

TAX FREE MONEY MARKET FUND
AGENCY SHARES	JPMORGAN CHASE BANK N.A.*	65.35%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	JPMORGAN INVESTOR SERVICES*	20.25%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

DIRECT SHARES	JP MORGAN INVESTMENT MGMT*	100.00%
ATTN LOREN STRIFE OH1-0185
1111 POLARIS PKWY
COLUMBUS OH 43240-2031

EAGLE SHARES	JP MORGAN INVESTMENT MGMT*	71.98%
ATTN LOREN STRIFE OH1-0185
1111 POLARIS PKWY
COLUMBUS OH 43240-2031

	EAGLE FUND SERVICES INC	28.02%
FEBO ITS CUSTOMERS (DIRECT)
ATTN MATT CALABRO
PO BOX 33022
ST PETERSBURG FL 33733-8022

INSTITUTIONAL SHARES	JPMORGAN CHASE BANK N.A.*	31.08%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	KINGSLEY & CO/JPM ASSET SWEEP*	24.57%
FUND OMNIBUS ACCOUNT
ATTN SPECIAL PRODUCTS
2 OPS/3
500 STANTON CHRISTIANA ROAD
NEWARK DE 19713-2105

MORGAN SHARES	LAZARD CAPITAL MARKETS LLC	30.98%
ATTN JEFF HEITE
30 ROCKEFELLER PLZ FL 19
NEW YORK NY 10112-0015

	JPMORGAN CHASE BANK*	15.99%
ATTN: TOM AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	FIDUCIARY TRUST REVENUE	11.90%
ATTN JOHN CONTE
600 5TH AVE
NEW YORK NY 10020-2302

	JPMORGAN CHASE BANK*	10.24%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	NATIONAL FINANCIAL SERV CORP	5.13%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

PREMIER SHARES	KINGSLEY & CO/JPM ASSET SWEEP*	65.54%
FUND OMNIBUS ACCOUNT
ATTN SPECIAL PRODUCTS
2 OPS/3
500 STANTON CHRISTIANA ROAD
NEWARK DE 19713-2105

	JPMORGAN CHASE BANK N.A.*	26.63%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

RESERVE SHARES	JPMSI* AS AGENT FOR KINGSLEY AND CO	94.07%
FUND OMNIBUS ACCOUNT
ATTN SPECIAL PRODUCTS
2 OPS/3
500 STANTON CHRISTIANA ROAD
NEWARK DE 19713-2105
U.S. GOVERNMENT MONEY MARKET FUND
AGENCY SHARES	JPMORGAN INVESTOR SERVICES*	68.17%
CASH MGMT INVESTMENT SUPPORT
ATTN CASH SWEEP OPERATIONS
14201 DALLAS PARKWAY 2ND FLR
DALLAS TX 75254-2916

	JPMORGAN CHASE BANK*	11.46%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

CAPITAL SHARES	HARE & CO	12.22%
C/O THE BANK OF NEW YORK
ATTN STIF/MASTER NOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	JPMORGAN INVESTOR SERVICES*	11.69%
CASH MGMT INVESTMENT SUPPORT
ATTN CASH SWEEP OPERATIONS
14201 DALLAS PARKWAY 2ND FLR
DALLAS TX 75254-2916

	BANC OF AMERICA SECURITIES LLC	5.91%
ATTN MONEY FUND MANAGER
200 N COLLEGE ST FL 3
CHARLOTTE NC 28202-2191

DIRECT SHARES	US BANK NA FBO SVB	100.00%
ATTN MUTUAL FUNDS
PO BOX 1787
MILWAUKEE WI 53201-1787

INSTITUTIONAL SHARES	GOLDMAN SACHS GLOBAL CASH SERVICES	19.11%
OMNIBUS ACCT FBO GOLDMAN SACHS & CO
CUSTOMERS
71 S WACKER DR STE 500
CHICAGO IL 60606-4673

	KINGSLEY & CO/JPM ASSET SWEEP*	11.99%
FUND OMNIBUS ACCOUNT
ATTN SPECIAL PRODUCTS
2 OPS/3
500 STANTON CHRISTIANA ROAD
NEWARK DE 19713-2105

	HARE & CO	10.55%
C/O THE BANK OF NEW YORK
ATTN STIF/MASTER NOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	JPMORGAN INVESTOR SERVICES*	10.28%
CASH MGMT INVESTMENT SUPPORT
ATTN CASH SWEEP OPERATIONS
14201 DALLAS PARKWAY 2ND FLR
DALLAS TX 75254-2916

INVESTOR SHARES	LPL FINANCIAL CORPORATION AS AGENT	100.00%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN DAN SPILLANE
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968

MORGAN SHARES	JPMORGAN CHASE BANK*	26.36%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK*	14.98%
ATTN: TOM AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN INVESTOR SERVICES*	13.04%
CASH MGMT INVESTMENT SUPPORT
ATTN CASH SWEEP OPERATIONS
14201 DALLAS PARKWAY 2ND FLR
DALLAS TX 75254-2916

	HARE & CO C/O THE BANK OF NEW YORK	7.47%
ATTN STIF/ MASTERNOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	NATIONAL FINANCIAL SERV CORP CUST	6.39%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	JPMORGAN CHASE BANK*	5.07%
ATTN MICHELE DIXON
10420 HIGHLAND MANNOR DR FL 2
TAMPA FL 33610-9128

PREMIER SHARES	KINGSLEY & CO/JPM ASSET SWEEP*	70.23%
FUND OMNIBUS ACCOUNT
ATTN SPECIAL PRODUCTS
2 OPS/3
500 STANTON CHRISTIANA ROAD
NEWARK DE 19713-2105

	LAZARD CAPITAL MARKETS LLC	8.36%
ATTN JEFF HEITE
30 ROCKEFELLER PLZ FL 19
NEW YORK NY 10112-0015

RESERVE SHARES	JPMORGAN CHASE BANK*	38.52%
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	CIPEF CONSTELLATION COINVESTMENT	14.93%
FUND LP CONSTELLATION OVERSEAS
ATTN GULHERME LIMA
6455 IRVINE CENTER DR
IRVINE CA 92618-4518

	BEAR STEARNS SECURITIES CORP*	13.71%
ATTN DENISE DILORENZO SIEGEL
1 METROTECH CTR N
BROOKLYN NY 11201-3832

	JPMORGAN CHASE BANK*	8.81%
ATTN TOM AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA FL 33610-9128

	JPMORGAN CHASE BANK*	7.38%
ATTN: TOM AVINO
10420 HIGHLAND MANOR DRIVE
2ND FLOOR
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK*	5.06%
FBO ITSELF AND ITS CLIENTS
ATTN THOMAS AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA FL 33610-9128

SERVICE SHARES	BEAR STEARNS SECURITIES CORP*	60.65%
ATTN DENISE DILORENZO SIEGEL
1 METROTECH CTR N
BROOKLYN NY 11201-3832

	LPL FINANCIAL CORPORATION AS AGENT	32.15%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN DAN SPILLANE
9785 TOWNE CENTRE DR
SAN DIEGO CA 92121-1968
U.S. TREASURY PLUS MONEY MARKET FUND
AGENCY SHARES	JPMORGAN INVESTOR SERVICES*	51.77%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

	JPM* INDY SWEEP OMNIBUS ACCOUNT	16.80%
10420 HIGHAND MANOR DRIVE
2ND FLOOR
TAMPA FL 33610-9128

	ACXIOM CORPORATION	5.27%
1 INFORMATION WAY
LITTLE ROCK AR 72202-2289

B SHARES	FIRST CLEARING, LLC	16.73%
FRANK G DENIG CREDIT
SHELTER TR
7500 WOODMONT AVE APT 822
BETHESDA MD 20814-5379

	FIRST CLEARING LLC	7.38%
OSCAR DRUCKER IRA
FCC AS CUSTODIAN
239 BERTRAM PLACE
BETHPAGE NY 11714-4201

C SHARES	INGALLS & SNYDER LLC AS AGENT	98.69%
OMNIBUS A/C FOR EXCLUSIVE BENEFIT
OF CUSTOMERS
ATTN: JOSEPH DIBUONO
61 BROADWAY
NEW YORK NY 10006-2701

DIRECT SHARES	US BANK NA FBO SVB	100.00%
ATTN MUTUAL FUNDS
PO BOX 1787
MILWAUKEE WI 53201-1787

INSTITUTIONAL SHARES	HARE & CO	20.09%
C/O THE BANK OF NEW YORK
ATTN STIF/MASTER NOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	JPMORGAN CHASE BANK N.A.*	16.86%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	JPMORGAN INVESTOR SERVICES*	5.22%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

INVESTOR SHARES	HARE & CO C/O THE BANK OF NEW YORK	77.08%
ATTN STIF/ MASTERNOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	STRAFE & CO*	9.98%
BOIA-ONE GROUP OPERATIONS
1111 POLARIS PKWY
PO BOX 710027
COLUMBUS OH 43240-2031

MORGAN SHARES	JPMORGAN CHASE BANK*	21.40%
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	NATIONAL FINANCIAL SERV CORP CUST	10.73%
FOR THE EXCL BEN OF OUR CUSTOMERS
200 LIBERTY ST FL 5
NEW YORK NY 10281-5598

	HARE & CO C/O THE BANK OF NEW YORK	9.16%
ATTN STIF/ MASTERNOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	JPMORGAN CHASE BANK*	7.72%
ATTN MICHELE DIXON
10420 HIGHLAND MANOR DR FL 2
TAMPA FL 33610-9128

	JPMORGAN CHASE BANK*	7.35%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN INVESTOR SERVICES*	5.69%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

	FIDUCIARY TRUST REVENUE	5.10%
ATTN JOHN CONTE
600 5TH AVE
NEW YORK NY 10020-2302

PREMIER SHARES	HARE & CO	21.85%
C/O THE BANK OF NEW YORK
ATTN STIF/MASTER NOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	JPMORGAN CHASE BANK N.A.*	21.77%
FBO CLIENTS
PO BOX 160
WESTERVILLE OH 43086-0160

	JPMORGAN INVESTOR SERVICES*	14.94%
CASH MGMT INVESTMENT SUPPORT
ATTN GREGORY ZEMAN
14201 DALLAS PARKWAY 1JIP 2ND FLR
DALLAS TX 75254

	HARE & CO C/O THE BANK OF NEW YORK	9.88%
ATTN STIF/ MASTERNOTE
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

	JPMORGAN CHASE BANK*	5.51%
ATTN MICHELE DIXON
10420 HIGHLAND MANNOR DR FL 2
TAMPA FL 33610-9128

	JPMORGAN CHASE BANK*	5.38%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK*	5.36%
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

RESERVE SHARES	BEAR STEARNS SECURITIES CORP*	65.94%
ATTN DENISE DILORENZO SIEGEL
1 METROTECH CTR N
BROOKLYN NY 11201-3832

	JPMORGAN CHASE BANK*	11.57%
ATTN: MICHAEL BROWNING
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

	JPMORGAN CHASE BANK*	7.34%
ATTN: TOM AVINO
10420 HIGHLAND MANOR DR FL 2
TAMPA BAY FL 33610-9128

SERVICE SHARES	JP MORGAN INVESTMENT MGMT*	100.00%
ATTN LOREN STRIFE OH1-0185
1111 POLARIS PKWY
COLUMBUS OH 43240-2031

* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

J.P. Morgan Money Market Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

August 30, 2010 as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I” or the “Trust”)

Fund Name	Capital Shares	Institutional Class Shares
JPMorgan Current Yield Money Market Fund (“Current Yield Money Market Fund” or the “Fund”)	JCCXX	JCIXX

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses dated August 30, 2010 for Capital Shares and Institutional Class Shares of the Current Yield Money Market Fund as supplemented from time to time (the “Prospectuses”). The Prospectuses are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds. For more information about the Fund, simply write or call:

J.P. Morgan Institutional Funds Service Center
500 Stanton Christiana Road, 3-OPS3
Newark, DE 19713
1-800-766-7722

SAI-CYMM-1210

PART I

GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
INVESTMENT PRACTICES	3
ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES	5
DIVERSIFICATION	5
QUALITY DESCRIPTION	5
TRUSTEES	6
Standing Committees	6
Ownership of Securities	6
Trustee Compensation	7
INVESTMENT ADVISER	8
Investment Advisory Fees	8
ADMINISTRATOR	8
Administrator Fees	8
DISTRIBUTOR	8
Distribution Fees	8
SHAREHOLDER SERVICING	8
Shareholder Services Fees	8
BROKERAGE AND RESEARCH SERVICES	8
FINANCIAL INTERMEDIARY	9
Other Cash Compensation Payments	9
TAX MATTERS	9
Capital Loss Carryforwards	9
PORTFOLIO HOLDINGS DISCLOSURE	9
SHARE OWNERSHIP	9
Trustees and Officers	9
Principal Holders	9
FINANCIAL STATEMENTS	10

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

i

GENERAL

The Trust and the Fund

JPMT I Historical Information

          The Fund is a series of JPMT I, an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended.

Share Classes

The Board of Trustees of JPMT I has authorized the issuance and sale of the following share classes of the Fund: Capital Shares and Institutional Class Shares (collectively the “Shares”). As of the date of this SAI, this share class has not commenced operations.

          Much of the information contained herein expands upon subjects discussed in the Prospectuses for the Fund. No investment in a particular class of Shares of the Fund should be made without first reading the Fund’s Prospectus.

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to select a Fund which best suit their needs.

          This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) (each a “J.P. Morgan Fund”, and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

          The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or subadvised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for the J.P. Morgan Funds that were previously advised by JPMIA.

          Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 1

INVESTMENT POLICIES

          The following investment policies have been adopted by the Trust with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including the investment objective of the Fund) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

          The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

          For purposes of fundamental investment policies regarding industry concentration, an Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if an Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, an Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Investment Policies of the Fund

Fundamental Investment Policies. The Fund:

(1)	May not borrow money, except to the extent permitted by applicable law;

(2)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law;

(3)	May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, it would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. Notwithstanding the foregoing, the Fund may invest more than 25% of its total assets in obligations issued by banks, including U.S. banks;

(4)	May not purchase or sell commodities or commodity contracts except as may be permitted by the 1940 Act or unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities;

(5)	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

Part I - 2

(6)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(7)	May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

          In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment policy (2) above, loan participators are considered to be debt instruments.

          For purposes of investment policy (5) above, real estate includes real estate limited partnerships.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Trustees of the Fund without shareholder approval.

The Fund:

(1)	May not invest more than 5% of its net assets in illiquid securities.

(2)	May not purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

(3)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          For purposes of investment restriction (1) above, illiquid securities includes securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees.

          The investment objective of the Fund is non-fundamental.

          For purposes of the Fund’s investment policies, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal.

INVESTMENT PRACTICES

          The Fund invests in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Bank Obligations:  Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Part I - 3

Instrument	Part II Section Reference

Foreign Investments:  Commercial paper of foreign issuers and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

Foreign Investments (including Foreign Currencies)
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.

Mortgage-Related Securities
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Temporary Defensive Positions: To respond to unusual circumstances the Fund may hold cash.	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and Real Estate Mortgage Investment Conduits ("REMICs").

Mortgage-Related Securities

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).

U.S. Government Obligations

Part I - 4

Instrument	Part II Section Reference
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

The Board of Trustees intends to designate at least four nationally recognized statistical rating organizations (“Designated NRSROs”) on or before December 31, 2010 whose short-term credit ratings the Fund would look to in determining whether a security is an eligible security for investment under Rule 2a-7 of the 1940 Act. The Adviser may, but is not required to, consider (or monitor) the ratings of other nationally recognized statistical rating organizations in making such determinations. Following their designation, the Designated NRSROs will be listed herein.

Limitations on the Use of Repurchase Agreements

          The Fund may engage in repurchase agreement transactions that are collatereralized fully as defined in Rule 5b-3(c)(1) of the 1940 Act (except that 5b-3(c)(1)(iv)(C) and (D) shall not apply), which has the effect of enabling the Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. Further, in accordance with the provisions of Rule 2a-7 under the 1940 Act, the Adviser evaluates the creditworthiness of each counterparty.

Limitations on the Use of When-Issued Securities and Forward Commitments

          The Fund does not intend to purchase “when-issued” securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of JPMIM to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its total assets.

DIVERSIFICATION

          JPMT I is a registered open-end investment company. The Fund is a diversified series of JPMT I, as defined under the 1940 Act. However, the diversification requirements for the Fund under Rule 2a-7 of the 1940 Act are more restrictive than the diversification requirements for funds generally.

          For a more complete discussion, see the “Diversification” section in Part II of this SAI.

QUALITY DESCRIPTION

          At the time the Fund acquires its investments, the investments will be rated (or issued by an issuer that is rated with respect to a comparable class of short-term debt obligations) in the highest rating category for short-term debt obligations assigned by at least two nationally recognized statistical rating organizations (“NRSROs”) (or one rating organization if the obligation was rated by only one such organization). These high quality securities are “first tier” securities. First tier securities have received the highest rating from at least two rating organizations (or one, if only one has rated the security).

Part I - 5

The Fund may also purchase obligations that are not rated, but are determined by the Adviser, based on procedures adopted by the Trustees, to be of comparable quality to those rated first tier securities.

          Under the guidelines adopted by the Trust’s Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, the Investment Adviser may be required to promptly dispose of an obligation held in the Fund’s portfolio in the event of certain developments that indicate a diminishment of the instrument’s credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

          A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

TRUSTEES

Standing Committees

          There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

          The Audit and Valuation Committee met four times during the fiscal year ended February 28, 2010. The Compliance Committee met four times during the fiscal year ended February 28, 2010. The Governance Committee met six times during the fiscal year ended February 28, 2010. The Investments Committee met five times during the fiscal year ended February 28, 2010. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

          The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Funds that the Trustee oversees in the Family of Investment Companies:

Name of Trustee	Ownership of Current Yield Money Market Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(2)(3)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000
(1) The Fund has not commenced operations as of the date of this SAI. The Trustees therefore do not own any shares of the Fund.

Part I - 6

(2) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (139 Funds).
(3) For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009 through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees as amended and restated January 1, 2008 and August 19, 2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

          As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

          The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Current Yield Money Market Fund(1)	Total Compensation Paid from Fund Complex(2)(3)
Independent Trustees
William J. Armstrong	None	$264,000
John F. Finn	None	0 ^
Dr. Matthew Goldstein	None	253,000
Robert J Higgins	None	0 ^^
Peter C. Marshall	None	286,000
Marilyn McCoy	None	264,000
William G. Morton, Jr.	None	220,000
Robert A. Oden, Jr.	None	154,000 ^^^
Fergus Reid, III	None	418,000
Frederick W. Ruebeck	None	253,000
James J. Schonbachler	None	220,000
Interested Trustees
Frankie D. Hughes	None	220,000
Leonard M. Spalding, Jr.	None	264,000
(1) Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to the Trustees.
(2) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (139 Funds).
(3) For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009 through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees as amended and restated January 1, 2008 and August 19, 2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
^ Does not include $220,000 of Deferred Compensation.
^^ Does not include $253,000 of Deferred Compensation.

Part I - 7

^^^ Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any investment advisory fees. For more information about the investment adviser, see the “Investment Advisers” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any administrator fees. For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Distribution Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any distribution fees. For more information on JPMDS, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

          Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Capital Shares	0.05%
Institutional Class Shares	0.10

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any shareholder servicing agent fees. For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions. For more information concerning brokerage commissions, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid for broker research.

Part I - 8

Securities of Regular Broker-Dealers

          Since the Fund has not commenced operations as of the date of this SAI, the Fund owns no securities of regular broker-dealers (or parents).

          For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation

          Since the Fund has not commenced operations as of the date of this SAI, the Fund’s Adviser and JPMDS have not made any other cash compensation arrangements with respect to the Fund. For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not had any capital loss carryforwards. For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

          A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	At least on a 1 day lag
The McGraw-Hill Companies, Inc.- Standard & Poor’s	Weekly	At least on a 1 day lag
Moody’s Investors Service, Inc.	Weekly	At least on a 1 day lag
Fitch Ratings	Weekly	At least on a 1 day lag

          For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

          Since the Fund has not commenced operations as of the date of this SAI, the officers and Trustees do not own any shares of the Fund.

Principal Holders

          Since the Fund has not commenced operations as of the date of this SAI, no persons are owners of record of, or are known by JPMT I to own beneficially, 5% or more of the outstanding shares of the Fund.

Part I - 9

FINANCIAL STATEMENTS

Since the Fund has not commenced operations as of the date of this SAI, there are no Financial Statements for the Fund. When they become available, Financial Statements will be available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 10

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

November 1, 2010, as Supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan SmartRetirement Income Fund® (the “JPMorgan SmartRetirement Income Fund”)

Class A/JSRAX; Class C/JSRCX; Select Class/JSRSX; Institutional Class/JSIIX; Class R2/JSIZX

JPMorgan SmartRetirement 2010 FundSM (the “JPMorgan SmartRetirement 2010 Fund”)

Class A/JSWAX; Class C/JSWCX; Select Class/JSWSX; Institutional Class/JSWIX; Class R2/JSWZX

JPMorgan SmartRetirement 2015 FundSM (the “JPMorgan SmartRetirement 2015 Fund”)

Class A/JSFAX; Class C/JSFCX; Select Class/JSFSX; Institutional Class/JSFIX; Class R2/JSFZX

JPMorgan SmartRetirement 2020 FundSM (the “JPMorgan SmartRetirement 2020 Fund”)

Class A/JTTAX; Class C/JTTCX; Select Class/JTTSX; Institutional Class/JTTIX; Class R2/JTTZX

JPMorgan SmartRetirement 2025 FundSM (the “JPMorgan SmartRetirement 2025 Fund”)

Class A/JNSAX; Class C/JNSCX; Select Class/JNSSX; Institutional Class/JNSIX; Class R2/JNSZX

JPMorgan SmartRetirement 2030 FundSM (the “JPMorgan SmartRetirement 2030 Fund”)

Class A/JSMAX; Class C/JSMCX; Select Class/JSMSX; Institutional Class/JSMIX; Class R2/JSMZX

JPMorgan SmartRetirement 2035 FundSM (the “JPMorgan SmartRetirement 2035 Fund”)

Class A/SRJAX; Class C/SRICX; Select Class/SRJSX; Institutional Class/SRJIX; Class R2/SRJZX

JPMorgan SmartRetirement 2040 FundSM (the “JPMorgan SmartRetirement 2040 Fund”)

Class A/SMTAX; Class C/SMTCX; Select Class/SMTSX; Institutional Class/SMTIX; Class R2/SMTZX

JPMorgan SmartRetirement 2045 FundSM (the “JPMorgan SmartRetirement 2045 Fund”)

Class A/JSAAX; Class C/JSACX; Select Class/JSASX; Institutional Class/JSAIX; Class R2/JSAZX

JPMorgan SmartRetirement 2050 FundSM (the “JPMorgan SmartRetirement 2050 Fund”)

Class A/JTSAX; Class C/JTSCX; Select Class/JTSSX; Institutional Class/JTSIX; Class R2/JTSZX

(each a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds, dated November 1, 2010, as supplemented from time to time (the “Prospectuses”). Additionally, this SAI incorporates by reference the financial statements dated June 30, 2010 included in the annual Shareholder Reports relating to the Funds (the “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds. For more information about the Funds or the Financial Statements, simply write or call:

J.P. Morgan Funds Services P.O. Box 8528 Boston, MA 02266-8528 1-800-480-4111

SAI-SR-1210

PART I

GENERAL	1
The Trust and the Funds	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
INVESTMENT PRACTICES	4
Investments in Underlying Funds	4
Direct Investments in Futures and Other Instruments	9
DIVERSIFICATION	17
PORTFOLIO TURNOVER	17
TRUSTEES	18
Standing Committees	18
Ownership of Securities	18
Trustee Compensation	19
INVESTMENT ADVISER	20
Investment Advisory Fees	20
PORTFOLIO MANAGERS	20
Portfolio Managers’ Other Accounts Managed	20
Portfolio Managers - Ownership Of Securities	23
ADMINISTRATOR	25
Administrator Fees	25
DISTRIBUTOR	25
Compensation Paid to JPMDS	25
Distribution Fees	26
SHAREHOLDER SERVICING	27
Shareholder Services Fees	27
BROKERAGE AND RESEARCH SERVICES	29
Brokerage Commissions	29
Broker Research	30
Securities of Regular Broker-Dealers	30
FINANCIAL INTERMEDIARY	31
Other Cash Compensation	31
Finders’ Fee Commissions	31
Finders’ Fee Paid by Adviser and Distributor	31
TAX MATTERS	32
Capital Loss Carryforwards	32
PORTFOLIO HOLDINGS DISCLOSURE	32
SHARE OWNERSHIP	33
Trustees and Officers	33
Principal Holders	33
FINANCIAL STATEMENTS	33
PRINCIPAL SHAREHOLDERS	34

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Funds

          The Funds are series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended.

Share Classes

          Shares in the Funds of the Trust are generally offered in multiple classes. The following chart shows the share classes offered by each of the Funds as of the date of this SAI:

Fund	Class A	Class C	Select Class	Institutional Class	Class R2

JPMorgan SmartRetirement Income Fund	X	X	X	X	X

JPMorgan SmartRetirement 2010 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2015 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2020 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2025 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2030 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2035 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2040 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2045 Fund	X	X	X	X	X

JPMorgan SmartRetirement 2050 Fund	X	X	X	X	X

          The shares of the Funds are collectively referred to in this SAI as the “Shares.”

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

          This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) (each a “J.P. Morgan

Part I - 1

Fund,” and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT, and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees” and each trustee or director is referred to as a “Trustee.”

          The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by J.P. Morgan Private Investments Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

          The Funds are “funds of funds” that invest their assets in a combination of J.P. Morgan equity, fixed income and short-term mutual funds (the “Underlying Funds”). In addition, the Funds may invest directly in securities and other financial instruments, including derivatives such as futures and swaps, to gain exposure to or to overweight or underweight allocations among various sectors or markets. The Prospectuses list the Underlying Funds that each Fund may utilize as of the date of the Prospectuses. The Funds may invest in additional Underlying Funds that are not listed in the Prospectuses from time to time in the future so long as a Fund’s investments in any additional Underlying Fund does not exceed 5% of Fund holdings

          Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

          The following investment policies have been adopted by JPMT I with respect to the Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Funds are non-fundamental, unless otherwise designated in the Prospectuses or herein, and may be changed by the Trustees of the Funds without shareholder approval.

          The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

Part I - 2

          For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies

1.	The Funds may not underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

2.	The Funds may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	The Funds may not borrow money, except to the extent permitted by applicable law.

4.	The Funds may make loans to other persons in accordance with the Funds’ investment objectives and policies and to the extent permitted by applicable law.

5.	The Funds may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

6.	The Funds may not purchase the securities of any issuer if, as a result more than 25% of a Fund's total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry. This policy does not apply to investments in other registered investment companies in the same "group of investment companies" as that term is defined in Section 12(d)(1)(G) of the 1940 Act, securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

7.	The Funds may not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings.

8.	The Funds may not purchase or sell real estate; however, each Fund may, to the extent consistent with its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein.

Part I - 3

Non-Fundamental Investment Policies.

The investment policies described below are non-fundamental policies of the Funds and may be changed by the Trustees of the Funds without shareholder approval. These non-fundamental investment policies provide that the Funds:

1.	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Funds’ net assets would be in investments which are illiquid.

2.	May not purchase or sell interests in oil, gas or mineral leases.

INVESTMENT PRACTICES

Investments in Underlying Funds

          The Funds’ investments are concentrated in the Underlying Funds. As a result, each Fund’s net asset value is impacted by the performance and risk of the Underlying Funds. The main risks associated with the Funds’ investments in the Underlying Funds are described in the Prospectuses. The following discussion further summarizes some of the risks associated with the Funds and their investments in the Underlying Funds. For a complete discussion of the investments and risks of the Underlying Funds, including risks associated with the types of securities in which the Underlying Funds invest, please see the Prospectuses and SAI for each of the Underlying Funds, which may be obtained by calling 1-800-480-4111.

          Credit Risk. There is risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Underlying Funds. Such default could result in losses to the Underlying Funds and to the Funds. In addition, the credit quality of securities held by an Underlying Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of an Underlying Fund. Lower credit quality also may affect liquidity and make it difficult for the Underlying Fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

          Derivatives Risk. The Underlying Funds may utilize a variety of derivative instruments for hedging or risk management purposes or as part of their leveraging or investment strategies. Derivatives include options contracts (including options on futures contracts), futures contracts, swap agreements (including credit default swaps) and short sales. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, credit risk, leveraging risk and management risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, some of the Underlying Funds use derivatives to increase income or gain to the Underlying Funds. There is no assurance that such investments will achieve their objective and may result in losses to the Underlying Funds.

Part I - 4

          The Underlying Funds will be subject to credit risk with respect to the counterparties of the derivative contracts purchased by the Underlying Funds. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract because of financial difficulties, an Underlying Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Such Underlying Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

          Foreign Securities and Emerging Markets Risks. Certain of the Underlying Funds may invest in certain foreign securities. An Underlying Fund’s investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Underlying Funds’ operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Underlying Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

          Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to an Underlying Fund by domestic companies.

          In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, an Underlying Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

          Since investments in foreign securities may involve foreign currencies, the value of an Underlying Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. Certain of the Underlying Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds’ currency exposure related to foreign investments. Some of the Underlying Funds may use forward commitments for non-hedging purposes such as increasing income or gain to the Fund.

          Certain of the Underlying Funds also invest in countries with emerging economies or securities markets. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to

Part I - 5

recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Underlying Funds’ investments in those countries and the availability to an Underlying Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Underlying Funds’ investments in such countries illiquid and more volatile than investments in more developed countries, and an Underlying Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

          Transaction costs in emerging markets may be higher than in the United States and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

          Foreign Currency Exchange Transactions Risk. Certain of the Underlying Funds may from time to time enter into foreign currency exchange transactions. A forward foreign currency exchange contract is an obligation by the Underlying Funds to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Funds’ securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

          Certain of the Underlying Funds may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Underlying Funds may enter into forward foreign currency contracts to increase income and gain. The Underlying Funds may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Underlying Funds would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency.

          Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Underlying Funds to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Part I - 6

          Non-Deliverable Forwards Risk. Certain of the Underlying Funds may also invest in non-deliverable forwards (“NDFs”). Although NDFs are similar to forward foreign currency exchange contracts (which certain of the Underlying Funds are currently permitted to enter into), NDFs do not require physical delivery of the currency on the settlement date. NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuation in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The Underlying Funds will typically use NDFs for hedging purposes, but may from time-to-time, use such instruments to increase income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Underlying Funds, and the cost of such strategies may reduce such Underlying Funds’ returns.

          Government Securities Risk. Some of the Underlying Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment or principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

          High Yield/High Risk Securities/Junk Bonds Risk. Certain of the Underlying Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by Standard and Poor’s Corporation (“S&P”) and Ba1 or lower by Moody’s Investor Services Inc. (“Moody’s”). Other terms used to describe such securities include “lower rated bonds,” non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

          Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

          Sensitivity to Interest Rate and Economic Changes. The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

          Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, lower rated investments may be thinly

Part I - 7

traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

          Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower rated securities at times. As a result, an Underlying Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

          Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

          New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on an Underlying Fund’s investments in lower rated securities.

          Interest Rate Risk. Some of the Underlying Funds primarily invest in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of these Underlying Funds’ investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Underlying Funds’ investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

          Non-Diversified Risk. Certain of the Underlying Funds are registered as non-diversified investment companies. A Fund is considered “non-diversified” because a relatively high percentage of the Fund’s assets may be invested in the securities of a single issuer or a limited number of issuers, primarily within the same economic sector. A non-diversified Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a more diversified investment company.

          Real Estate Investment Trusts (REITs) and Securities of Real Estate Companies Risks. Investments by certain of the Underlying Funds will be highly concentrated in the securities of companies in industries in the real estate sector. Although these Underlying Funds do not invest in real estate directly, they are subject to investment risks that are the same as or similar to those associated with direct ownership of real estate. As a result, the performance of these Underlying Funds is closely tied to, and affected by, regulatory, business and economic developments that impact the value of real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning

Part I - 8

laws, environmental regulations, clean-up and/or liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Underlying Funds’ investments and your investment may decline in response to declines in property values or other adverse changes to the real estate market. The performance of the real estate securities in which the Underlying Funds invest is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

          In addition to the risks facing real estate securities, the Underlying Funds’ investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volumes and may be more volatile than other securities. The Funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which the Underlying Funds invests, in addition to the expenses of the Underlying Funds.

          Short Selling Risk. Some of the Underlying Funds engage in short selling. For some of the Underlying Funds, the main investment strategy is to invest in common stocks considered to be attractive and to short sell stocks considered to be unattractive. This strategy may fail to produce the intended results. There is no guarantee that the use of long and short positions will succeed in limiting the Underlying Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other factors. The strategy used by certain of the Underlying Funds involves risks different than direct equity investments.

          When an Underlying Fund shorts a security, the Underlying Fund sells a security it does not own in anticipation of a decline in the market value of the security, then must borrow the security to make delivery to the buyer. The Underlying Fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying Fund, which may result in a loss or gain, respectively. The Underlying Fund may not always be able to borrow a security it wants to sell short. The Underlying Fund also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. In addition, some of the Underlying Funds may enter into short sales of instruments such as mortgage TBAs which do not involve borrowing a security. Unlike purchasing a security, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the security at the time of the short sale. The use of short sales may result in the Underlying Funds realizing more short-term capital gains and ordinary income tax rates than they would if they did not engage in such short sales.

Direct Investments in Securities, Futures, and Other Instruments

          Although the Funds mainly invest in the Underlying Funds, to the extent permitted by applicable law or the exemptive relief obtained from the SEC, the Funds may also invest in securities and other financial instruments, including derivatives, to gain exposure to, or to overweight or underweight its investments among various sectors or markets.

          The following is a list of some of the securities and techniques which may be utilized by the Funds only to the extent permitted under current applicable law or exemptive relief. These strategies and techniques may also be used by the Underlying Funds as discussed in the Underlying Funds’ Prospectuses and SAIs. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI and the Prospectuses and SAIs of the Underlying Funds.

Part I - 9

FUND NAME	FUND CODE
JPMorgan SmartRetirement Income Fund	1
JPMorgan SmartRetirement 2010 Fund	2
JPMorgan SmartRetirement 2015 Fund	3
JPMorgan SmartRetirement 2020 Fund	4
JPMorgan SmartRetirement 2025 Fund	5
JPMorgan SmartRetirement 2030 Fund	6
JPMorgan SmartRetirement 2035 Fund	7
JPMorgan SmartRetirement 2040 Fund	8
JPMorgan SmartRetirement 2045 Fund	9
JPMorgan SmartRetirement 2050 Fund	10

Instrument	Fund Code	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

	1-10	Mortgage-Related Securities

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.

	1-10	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	1-10	Auction Rate Securities

Bank Obligations:  Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

	1-10	Bank Obligations

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

	1-10	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	1-10	Foreign Investments (including Foreign Currencies)

Part I - 10

Instrument	Fund Code	Part II Section Reference

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.

	1-10	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promisesory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-10	Commercial Paper
Commodity-Linked Derivatives: Securities whose value derives from the price of a commodity, including commodity futures and commodity options.	*	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	1-10	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-10	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-10	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-10	Debt Instruments

Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

	1-10	Swaps and Related Swap Products

Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

	1-10	Custodial Receipts

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	1-10	Demand Features

Part I - 11

Instrument	Fund Code	Part II Section Reference
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution or rapid development..	1-10	Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.

	1-10	Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Underlying Funds may engage in such transactions in both U.S. and non-U.S. markets.

	1-10	Foreign Investments (including Foreign Currencies)

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

	1-10	Foreign Investments (including Foreign Currencies)

High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s adviser to be of comparable quality.

	1-10	Debt Instruments

Inflation-Linked Debt Securities: Fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

	1-10	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-10	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-10	Miscellaneous Investment Strategies and Risks

Part I - 12

Instrument	Fund Code	Part II Section Reference

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

	1-10	Inverse Floaters and Interest Rate Caps

Investment Company Securities:  Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

	1-10	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of lesser developed countries.	1-10	Loan Assignments and Participations
Master Limited Partnership: Limited partnerships that are publicly traded on a securities exchange.	1-10	Master Limited Partnerships

Mortgages (Directly Held): Debt instruments secured by real property.	1-10	Mortgage-Related Securities

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.

	1-10	Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

	1-10	Mortgage-Related Securities

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

	1-10	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-10	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-10	Foreign Investments (including Foreign Currencies)

Part I - 13

Instrument	Fund Code	Part II Section Reference

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

	1-10	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-10	Equity Securities, Warrants and Rights

Private Placements, Restricted Securities and Other Unregistered Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

	1-10	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-10	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-10	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-10	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

	1-10	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	*	Securities Lending

Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

	*	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	1-10	Short-Term Funding Agreements

Part I - 14

Instrument	Fund Code	Part II Section Reference
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1-10	Foreign Investments (including Foreign Currencies)

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.

	1-10	Mortgage-Related Securities

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.

	1-10	Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

	1-10	Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

	1-10	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-10	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

	1-10	Treasury Receipts

Part I - 15

Instrument	Fund Code	Part II Section Reference

Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.

	1-10	Trust Preferred Securities

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs.

	1-10	Mortgage-Related Securities

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

	1-10	U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.

	1-10	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-10	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.

	1-10	Debt Instruments

* These investments and strategies are not used by the JPMorgan SmartRetirement Funds, but may be used by the Underlying Funds.

          ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

          Each of the Funds uses a benchmark from the S&P Target Date Index Series as identified in the table below. The S&P Target Date Index Series is designed to reflect the exposure to various asset classes included in target date funds including U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. REITs, core fixed income, short term treasuries, and Treasury Inflation Protected Securities.  With their broader array of asset classes, the S&P Target Date Indexes provide a better benchmark with which to compare each JPMorgan SmartRetirement Fund’s performance. The secondary indexes include only fixed income securities or U.S. equity securities.

Part I - 16

Name of Fund	Name of S&P Target Date Index
JPMorgan SmartRetirement Income Fund	S&P Target Date Retirement Income Index
JPMorgan SmartRetirement 2010 Fund	S&P Target Date 2010 Index
JPMorgan SmartRetirement 2015 Fund	S&P Target Date 2015 Index
JPMorgan SmartRetirement 2020 Fund	S&P Target Date 2020 Index
JPMorgan SmartRetirement 2025 Fund	S&P Target Date 2025 Index
JPMorgan SmartRetirement 2030 Fund	S&P Target Date 2030 Index
JPMorgan SmartRetirement 2035 Fund	S&P Target Date 2035 Index
JPMorgan SmartRetirement 2040 Fund	S&P Target Date 2040 Index
JPMorgan SmartRetirement 2045 Fund	S&P Target Date 2045+ Index
JPMorgan SmartRetirement 2050 Fund	S&P Target Date 2045+ Index

DIVERSIFICATION

          JPMT I is a registered management investment company and the Funds are diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

          The table below sets forth the Funds’ portfolio turnover rates for the last two fiscal years.

Fund	Fiscal Year Ended
	6/30/09	6/30/10
JPMorgan SmartRetirement Income Fund	63%	10%
JPMorgan SmartRetirement 2010 Fund	63	16
JPMorgan SmartRetirement 2015 Fund	50	17
JPMorgan SmartRetirement 2020 Fund	50	20
JPMorgan SmartRetirement 2025 Fund	51	28
JPMorgan SmartRetirement 2030 Fund	52	26
JPMorgan SmartRetirement 2035 Fund	55	34
JPMorgan SmartRetirement 2040 Fund	52	28
JPMorgan SmartRetirement 2045 Fund	60	42
JPMorgan SmartRetirement 2050 Fund	66	29

Part I - 17

TRUSTEES

Standing Committees

          There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

          The Audit and Valuation Committee met four times during the fiscal year ended June 30, 2010. The Compliance Committee met four times during the fiscal year ended June 30, 2010. The Governance Committee met five times during the fiscal year ended June 30, 2010. The Investments Committee met five times during the fiscal year ended June 30, 2010. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

          The following table shows the dollar range of each Trustee’s beneficial ownership in the Funds and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies as of December 31, 2009.

Name of Trustee	Dollar Range of Equity Securities in the JPMorgan SmartRetirement Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (145 Funds).

(2) For Ms. McCoy and Messrs Find, Higgins, Marshall, Oden and Spalding, this amount includes deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.

          As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Part I - 18

Trustee Compensation

          The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Aggregate Trustee Compensation Paid by the Funds

Name of Trustee	JPMorgan SmartRetirement Income Fund	JPMorgan SmartRetirement 2010 Fund	JPMorgan SmartRetirement 2015 Fund	JPMorgan SmartRetirement 2020 Fund
Independent Trustees
William J. Armstrong	$61	$58	$97	$158
John F. Finn	51	48	80	131
Dr. Matthew Goldstein	60	58	96	157
Robert J. Higgins	60	58	96	157
Peter C. Marshall	66	62	105	171
Marilyn McCoy	61	58	97	158
William G. Morton, Jr.	51	48	80	131
Robert A. Oden, Jr.	51	48	81	131
Fergus Reid, III	99	95	158	259
Frederick W. Ruebeck	60	58	96	157
James J. Schonbachler	51	48	80	131
Interested Trustees
Frankie D. Hughes	51	48	80	131
Leonard M. Spalding, Jr.	61	58	97	158

Name of Trustee	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund
Independent Trustees
William J. Armstrong	$29	$131	$23	$92
John F. Finn	24	109	19	77
Dr. Matthew Goldstein	26	129	21	92
Robert J. Higgins	26	129	21	92
Peter C. Marshall	31	141	25	100
Marilyn McCoy	29	131	23	92
William G. Morton, Jr.	24	109	19	77
Robert A. Oden, Jr.	24	109	19	77
Fergus Reid, III	44	214	34	151
Frederick W. Ruebeck	26	129	21	92
James J. Schonbachler	24	109	19	77

Part I - 19

Name of Trustee	JPMorgan SmartRetirement 2025 Fund	JPMorgan SmartRetirement 2030 Fund	JPMorgan SmartRetirement 2035 Fund	JPMorgan SmartRetirement 2040 Fund
Interested Trustees
Frankie D. Hughes	24	109	19	77
Leonard M. Spalding, Jr.	29	131	23	92

Name of Trustee	JPMorgan SmartRetirement 2045 Fund	JPMorgan SmartRetirement 2050 Fund	Total Compensation paid from the Fund Complex(1)
Independent Trustees
William J. Armstrong	$7	$5	$264,000
John F. Finn	6	4	0^
Dr. Matthew Goldstein	7	5	253,000
Robert J. Higgins	7	5	0^^
Peter C. Marshall	8	6	286,000
Marilyn McCoy	7	5	264,000
William G. Morton, Jr.	6	4	220,000
Robert A. Oden, Jr.	6	4	154,000^^^
Fergus Reid, III	11	8	418,000
Frederick W. Ruebeck	7	5	253,000
James J. Schonbachler	6	4	220,000
Interested Trustees
Frankie D. Hughes	6	4	220,000
Leonard M. Spalding, Jr.	7	5	264,000

(1)	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (145 Funds).
(2)	For Ms. McCoy and Messrs Find, Higgins, Marshall, Oden and Spalding, this amount includes deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.

^ Does not include $220,000 of Deferred Compensation.

^^ Does not include $253,000 of Deferred Compensation.

^^^ Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

          JPMIM does not charge an investment advisory fee for its services to the JPMorgan SmartRetirement Funds, although it and its affiliates receive investment advisory fees from the Underlying Funds.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

          The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2010:

Part I - 20

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartRetirement Income Fund
Jeffrey A. Geller	10	$2,027.435	0	$0	0	$0
Anne Lester	10	2,027.435	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,514.610	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,514.610	3	253.635	0	0
Daniel Oldroyd	9	1,1813.980	0	0	2	98.130
JPMorgan SmartRetirement 2010 Fund
Jeffrey A. Geller	10	2,058.685	0	0	0	0
Anne Lester	10	2,058.685	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,545.860	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,545.860	3	253.635	0	0
Daniel Oldroyd	9	1,845.230	0	0	2	98.130
JPMorgan SmartRetirement 2015 Fund
Jeffrey A. Geller	10	1,930.870	0	0	0	0
Anne Lester	10	1,930.870	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,418.045	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,418.045	3	253.635	0	0
Daniel Oldroyd	9	1,717.415	0	0	2	98.130
JPMorgan SmartRetirement 2020 Fund
Jeffrey A. Geller	10	1,758.735	0	0	0	0
Anne Lester	10	1,758.735	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,245.910	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,245.910	3	253.635	0	0
Daniel Oldroyd	9	1,545.280	0	0	2	98.130
JPMorgan SmartRetirement 2025 Fund
Jeffrey A. Geller	10	2,067.615	0	0	0	0
Anne Lester	10	2,067.615	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,554.790	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,554.790	3	253.635	0	0
Daniel Oldroyd	9	1,854.160	0	0	2	98.130
JPMorgan SmartRetirement 2030 Fund
Jeffrey A. Geller	10	1,823.440	0	0	0	0
Anne Lester	10	1,823.440	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,310.615	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,310.615	3	253.635	0	0
Daniel Oldroyd	9	1,609.985	0	0	2	98.130
JPMorgan SmartRetirement 2035 Fund
Jeffrey A. Geller	10	2,116.530	0	0	0	0
Anne Lester	10	2,116,530	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,603.705	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,603.705	3	253.635	0	0
Daniel Oldroyd	9	1,903.075	0	0	2	98.130
JPMorgan SmartRetirement 2040 Fund
Jeffrey A. Geller	10	1,939.035	0	0	0	0
Anne Lester	10	1,939.035	21	3,426.065	23	1,409.370

Part I - 21

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Patrik Jakobson	11	2,426.210	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,426.210	3	253.635	0	0
Daniel Oldroyd	9	1,725.580	0	0	2	98.130
JPMorgan SmartRetirement 2045 Fund
Jeffrey A. Geller	10	2,173.775	0	0	0	0
Anne Lester	10	2,173.775	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,660.950	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,660.950	3	253.635	0	0
Daniel Oldroyd	9	1,960.320	0	0	2	98.130
JPMorgan SmartRetirement 2050 Fund
Jeffrey A. Geller	10	2,168.950	0	0	0	0
Anne Lester	10	2,168.950	21	3,426.065	23	1,409.370
Patrik Jakobson	11	2,656.125	2	550.800	14	2,615.095
Michael Schoenhaut	11	2,656.125	3	253.635	0	0
Daniel Oldroyd	9	1,955.495	0	0	2	98.130

          The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2010:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartRetirement Income Fund
Jeffrey A. Geller	0	$0	0	$0	1	$178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2010 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2015 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2020 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384

Part I - 22

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2025 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2030 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2035 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2040 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2045 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0
JPMorgan SmartRetirement 2050 Fund
Jeffrey A. Geller	0	0	0	0	1	178.384
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	3	1,703.940
Michael Schoenhaut	0	0	0	0	0	0
Daniel Oldroyd	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

          The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager as of June 30, 2010:

Part I - 23

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1 - $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	Over 1,000,000
JPMorgan SmartRetirement Income Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2010 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2015 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2020 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2025 Fund
Jeffrey A. Geller	X
Anne Lester					X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2030 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2035 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2040 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X

Part I - 24

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1 - $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	Over 1,000,000
Daniel Oldroyd	X
JPMorgan SmartRetirement 2045 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X
JPMorgan SmartRetirement 2050 Fund
Jeffrey A. Geller	X
Anne Lester	X
Patrik Jakobson	X
Michael Schoenhaut	X
Daniel Oldroyd	X

          For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

          The Administrator does not receive a separate fee for services to the Funds, but does receive fees for its services to the Underlying Funds. The Administrator is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

DISTRIBUTOR

Compensation Paid to JPMDS

          The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended June 30, 2010 (amounts have been rounded up to the whole dollar):

Fund	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
JPMorgan SmartRetirement Income Fund	$3,936	$249	$359	$40,648
JPMorgan SmartRetirement 2010 Fund	2,619	—	—	51,592
JPMorgan SmartRetirement 2015 Fund	7,555	2,655	289	78,692
JPMorgan SmartRetirement 2020 Fund	12,179	2,426	30	136,560
JPMorgan SmartRetirement 2025 Fund	5,019	—	374	71,720

Part I - 25

Fund	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
JPMorgan SmartRetirement 2030 Fund	16,904	—	8	123,318
JPMorgan SmartRetirement 2035 Fund	2,340	19	335	44,888
JPMorgan SmartRetirement 2040 Fund	11,066	83	208	85,594
JPMorgan SmartRetirement 2045 Fund	1,486	84	231	14,816
JPMorgan SmartRetirement 2050 Fund	1,295	89	107	14,306

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in “Distribution Fees” section below.

          The table below sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds for the fiscal years indicated.

	Fiscal Year Ended
	6/30/08	6/30/09	6/30/10
Funds
JPMorgan SmartRetirement Income Fund	$1,102	$1,084	$3,936
JPMorgan SmartRetirement 2010 Fund	2,501	1,996	2,619
JPMorgan SmartRetirement 2015 Fund	1,647	3,236	7,555
JPMorgan SmartRetirement 2020 Fund	3,426	2,214	12,179
JPMorgan SmartRetirement 2025 Fund	89	1,621	5,019
JPMorgan SmartRetirement 2030 Fund	1,995	809	16,904
JPMorgan SmartRetirement 2035 Fund	1,085	750	2,340
JPMorgan SmartRetirement 2040 Fund	1,540	1,085	11,066
JPMorgan SmartRetirement 2045 Fund	84	63	1,486
JPMorgan SmartRetirement 2050 Fund	336	89	1,295

          For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

          The table below sets forth the Rule 12b-1 fees that the Funds paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal years indicated:

	Fiscal Year Ended
	6/30/08		6/30/09		6/30/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
JPMorgan SmartRetirement Income Fund
Class A	$2,889	$—	$5,928	$—	$31,061	$—
Class C	2,640	—	2,547	—	8,789	—
Class R2	N/A*	N/A*	165	—	798	—
JPMorgan SmartRetirement 2010 Fund

Part I - 26

	Fiscal Year Ended
	6/30/08		6/30/09		6/30/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class A	10,195	—	15,657	—	43,799	—
Class C	386	—	1,701	—	6,328	—
Class R2	N/A*	N/A*	478	—	1,465	—
JPMorgan SmartRetirement 2015 Fund
Class A	13,827	—	19,003	—	63,754	—
Class C	566	—	2,860	—	14,168	—
Class R2	N/A*	N/A*	212	—	770	—
JPMorgan SmartRetirement 2020 Fund
Class A	18,556	—	33,472	—	114,091	—
Class C	2,620	—	6,845	—	20,927	—
Class R2	N/A*	N/A*	412	—	1,542	—
JPMorgan SmartRetirement 2025 Fund
Class A	2,649	—	7,451	—	54,771	—
Class C	488	—	2,929	—	10,294	—
Class R2	N/A*	N/A*	314	—	6,655	—
JPMorgan SmartRetirement 2030 Fund
Class A	16,593	—	26,911	—	108,920	—
Class C	1,353	—	3,810	—	13,311	—
Class R2	N/A*	N/A*	263	—	1,087	—
JPMorgan SmartRetirement 2035 Fund
Class A	1,113	—	4,547	—	38,630	—
Class C	321	—	2,223	—	5,116	—
Class R2	N/A*	N/A*	155	—	1,142	—
JPMorgan SmartRetirement 2040 Fund
Class A	16,433	—	23,293	—	74,506	—
Class C	1,700	—	2,202	—	10,084	—
Class R2	N/A*	N/A*	251	—	1,004	—
JPMorgan SmartRetirement 2045 Fund
Class A	330	—	1,302	—	13,567	—
Class C	221	—	226	—	805	—
Class R2	N/A*	N/A*	154	—	445	—
JPMorgan SmartRetirement 2050 Fund
Class A	111	—	688	—	10,992	—
Class C	183	—	411	—	1,224	—
Class R2	N/A*	N/A*	154	—	2,090	—

*	Class R2 Shares commenced operations 11/3/08. Therefore, this share class did not have any distribution fees for the period shown

          For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

          Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):

Part I - 27

Select Class, Class A, Class C and Class R2	0.25%
Institutional Class	0.10%

The table below sets forth the fees paid to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal years indicated.

	Fiscal Year Ended
	6/30/08		6/30/09		6/30/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
JPMorgan SmartRetirement Income Fund
Class A Shares	$1,735	$(1,154)	$3,557	$(2,371)	$1,715	($29,346)
Class C Shares	529	(351)	509	(340)	1,758	(1,172)
Class R2 Shares	N/A*	N/A*	50	(33)	14	(385)
Select Class Shares	11,106	(7,365)	17,906	(11,937)	24,756	(16,504)
Institutional Class Shares	461	(76,271)	—	(81,807)	—	(111,956)
JPMorgan SmartRetirement 2010 Fund
Class A Shares	6,132	(4,063)	9,394	(6,263)	2,413	(41,386)
Class C Shares	77	(52)	340	(227)	1,265	(844)
Class R2 Shares	N/A*	N/A*	143	(96)	59	(673)
Select Class Shares	32,012	(21,261)	48,979	(32,650)	65,591	(43,727)
Institutional Class Shares	256	(66,040)	—	(56,290)	—	(61,164)
JPMorgan SmartRetirement 2015 Fund
Class A Shares	8,501	(5,326)	11,402	(7,601)	3,313	(60,441)
Class C Shares	115	(73)	572	(381)	2,834	(1,889)
Class R2 Shares	N/A*	N/A*	64	(42)	22	(363)
Select Class Shares	28,314	(17,899)	50,475	(33,651)	94,080	(62,719)
Institutional Class Shares	4,915	(119,030)	—	(110,245)	—	(144,776)
JPMorgan SmartRetirement 2020 Fund
Class A Shares	11,426	(7,130)	20,084	(13,388)	5,789	(108,302)
Class C Shares	545	(328)	1,369	(913)	4,186	(2,790)
Class R2 Shares	N/A*	N/A*	123	(83)	52	(719)
Select Class Shares	66,719	(41,581)	98,906	(65,936)	156,748	(104,497)
Institutional Class Shares	11,473	(173,413)	—	(169,128)	—	(217,406)
JPMorgan SmartRetirement 2025 Fund
Class A Shares	1,995	(654)	4,471	(2,980)	1,703	(53,068)
Class C Shares	120	(43)	585	(391)	2,059	(1,372)
Class R2 Shares	N/A*	N/A*	94	(63)	38	(3,290)
Select Class Shares	1,318	(451)	23,950	(15,966)	61,891	(41,259)
Institutional Class Shares	1,533	(2,811)	—	(14,432)	—	(41,128)
JPMorgan SmartRetirement 2030 Fund
Class A Shares	10,436	(6,157)	16,147	(10,764)	4,730	(104,190)
Class C Shares	283	(168)	762	(508)	2,662	(1,775)
Class R2 Shares	N/A*	N/A*	78	(53)	31	(513)
Select Class Shares	40,374	(24,612)	72,754	(48,502)	120,857	(80,571)

Part I - 28

	Fiscal Year Ended
	6/30/08		6/30/09		6/30/10
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Institutional Class Shares	14,069	(141,354)	—	(142,644)	—	(196,623)
JPMorgan SmartRetirement 2035 Fund
Class A Shares	837	(276)	2,728	(1,819)	1,078	(37,552)
Class C Shares	78	(29)	444	(297)	1,023	(682)
Class R2 Shares	N/A*	N/A*	47	(31)	15	(556)
Select Class Shares	1,014	(348)	20,546	(13,696)	47,499	(31,667)
Institutional Class Shares	1,272	(2,499)	—	(10,930)	—	(27,368)
JPMorgan SmartRetirement 2040 Fund
Class A Shares	10,206	(6,227)	13,976	(9,317)	3,632	(70,874)
Class C Shares	353	(214)	440	(294)	2,017	(1,344)
Class R2 Shares	N/A*	N/A*	76	(50)	29	(473)
Select Class Shares	18,648	(11,493)	34,955	(23,304)	58,293	(38,862)
Institutional Class Shares	8,909	(108,170)	—	(109,030)	—	(161,672)
JPMorgan SmartRetirement 2045 Fund
Class A Shares	207	(123)	781	(521)	293	(13,274)
Class C Shares	46	(28)	45	(30)	161	(107)
Class R2 Shares	N/A*	N/A*	46	(31)	14	(208)
Select Class Shares	323	(194)	3,882	(2,586)	11,509	(7,673)
Institutional Class Shares	128	(887)	—	(4,977)	—	(13,814)
JPMorgan SmartRetirement 2050 Fund
Class A Shares	66	(44)	413	(275)	293	(10,699)
Class C Shares	37	(24)	82	(55)	245	(163)
Class R2 Shares	N/A*	N/A*	46	(31)	14	(1,031)
Select Class Shares	342	(229)	2,148	(1,432)	9,233	(6,156)
Institutional Class Shares	—	(551)	—	(3,393)	—	(12,778)

* Class R2 Shares commenced operations November 3, 2008. Therefore, this share class did not have any shareholder servicing fees for the period shown..

          For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

          The Funds paid the following brokerage commissions for the indicated fiscal year (amounts in thousands):.

Fiscal Year Ended 6/30/2010
JPMorgan SmartRetirement Income Fund
Total Brokerage Commissions	$15

Part I - 29

Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2010 Fund
Total Brokerage Commissions	13
Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2015 Fund
Total Brokerage Commissions	27
Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2020 Fund
Total Brokerage Commissions	60
Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2025 Fund
Total Brokerage Commissions	25
Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2030 Fund
Total Brokerage Commissions	68
Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2035 Fund
Total Brokerage Commissions	17
Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2040 Fund
Total Brokerage Commissions	50
Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2045 Fund
Total Brokerage Commissions	6
Brokerage Commissions to Affiliated Broker/Dealers	—
JPMorgan SmartRetirement 2050 Fund
Total Brokerage Commissions	6
Brokerage Commissions to Affiliated Broker/Dealers	—

Broker Research

          The Funds do not presently allocate any brokerage commissions to brokers for broker research.

Securities of Regular Broker-Dealers

          Because the Funds invested only in the Underlying Funds for the fiscal period ended June 30, 2010, the Funds did not own securities of their regular broker-dealers.

Part I - 30

FINANCIAL INTERMEDIARY

Other Cash Compensation

          During the fiscal period ended June 30, 2010, JPMIM, JPMIA, and SC-R&M paid approximately $109,489,573, $29,962,242 and $109,494, respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

          Finders’ Fee. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

          Financial Intermediaries who sell over $1 million of Class A Shares of the JPMorgan SmartRetirement Funds may receive finders’ fees. Such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 -- $9,999,999	0.75%
$10,000,000 -- $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a JPMorgan SmartRetirement Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of a JPMorgan SmartRetirement Fund. The Finders’ Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

          The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participatns within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its won descretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

Finders’ Fees Paid By Adviser and Distributor

          For the fiscal period ended June 30, 2010, the Advisers and JPMDS paid approximately $9,205,982 in finders’ fees for all J.P. Morgan Funds. For a more complete discussion, see “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

Partr I - 31

TAX MATTERS

Capital Loss Carryforwards

          For Federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended June 30, 2010 (amounts in thousands):

Fund	Capital Loss Carryforwards	Expiration Date

SmartRetirement Income Fund	$4,651	6/30/17
	10,414	6/30/18
Total	15,065

SmartRetirement 2010 Fund	4,738	6/30/17
	13,143	6/30/18
Total	17,881

SmartRetirement 2015 Fund	6,487	6/30/17
	17,362	6/30/18
Total	23,849

SmartRetirement 2020Fund	10,855	6/30/17
	36,409	6/30/18
Total	47,264

SmartRetirement 2025 Fund	635	6/30/17
	609	6/30/18
Total	1,244

SmartRetirement 2030 Fund	7,015	6/30/17
	30,215	6/30/18
Total	37,230

SmartRetirement 2035 Fund	505	6/30/17
	342	6/30/18
Total	848

SmartRetirement 2040 Fund	5,760	6/30/17
	18,829	6/30/18
Total	24,589

          To the extent that these capital losses are used to offset future capital gain, it is probable that such offset gains will not be distributed to shareholders. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

          A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Part I - 32

The McGraw-Hill Companies, Inc. - Standard & Poor’s	Monthly	30 days after month end
MorningStar Inc	Monthly	30 days after month end
Lipper, Inc	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Vickers Stock Research	Monthly	30 days after month end
JPMorgan Chase & Co	Monthly	30 days after month end

          For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of the SAI.

SHARE OWNERSHIP

          Trustees and Officers. As of September 30, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

          Principal Holders. As of September 30, 2010, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI are shown in Attachment I-A, Principal Shareholders.

FINANCIAL STATEMENTS

          The Financial Statements are incorporated by reference to this SAI. The Financial Statements for the fiscal year ended June 30, 2010 have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm to the Trust, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 33

ATTACHMENT 1-A

PRINICPAL SHAREHOLDERS

Name of Fund	Name and Address of Shareholder	Percentage Held
SMARTRETIREMENT INCOME FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.97%
	GPC SECURITIES INC AGENT FOR JPMORGAN CHASE BANK FBO* VIC BOND SALES INC PS 4 RET PLAN PO BOX 105117 ATLANTA GA 30348-5117	5.26%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.23%
	NFS LLC FBO JPMORGAN CHASE BANK TRAD CUST* IRA OF LARRY P PARLETT 4880 N MARINE DR APT 309 CHICAGO IL 60640-4271	8.03%
	NFS LLC FBO JPMORGAN CHASE BANK TRAD CUST* IRA OF JASMINE W KARNELLA PO BOX 26205 HONOLULU HI 96825-6205	6.38%
	U S BANCORP INVESTMENTS INC 60 LIVINGSTON AVE SAINT PAUL MN 55107-2292	5.90%
	NFS LLC FBO JPMORGAN CHASE BANK TRAD CUST* IRA OF PATRICK CABALLERO 1550 LASALLE PARC DR BATON ROUGE LA 70806-8436	5.17%

Part I - 34

INSTITUTIONAL CLASS SHARES	BRICS & CO* 340 S CLEVELAND AVE FL 1 # OH1-8036 WESTERVILLE OH 43081-8917	68.37%
	GPC SECURITIES INC AGENT FOR JPMORGAN CHASE BANK FBO* PETERSEN ALUMINUM CORP MONEY PURCHA PENS PLAN & TRUST PO BOX 79377 ATLANTA GA 30357-7377	7.50%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	80.46%
	MG TRUST COMPANY CUST. FBO GENE STEFFY'S CHRYSLER JEEP DODGE 700 17TH STREET, SUITE 300 DENVER CO 80202-3531	13.31%
	ANDOVER BANK FBO ANDOVER BANK EMPLOYEES STOCK OWNERSHIP PLAN 2100 CORPORATE DR STE 350 WEXFORD PA 15090-7647	5.58%
SELECT CLASS SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	20.17%
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	16.13%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	12.36%

Part I - 35

	JPMORGAN CHASE AS TRUSTEE FOR THE* SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN OF STANDARD MOTOR PROD INC 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	8.88%
	WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522	8.45%
	JPMORGAN CHASE AS TRUSTEE* FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN C/O JPMORGAN RETIREMENT PLAN SVCS 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.99%
SMARTRETIREMENT 2010 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	13.92%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	32.50%
	NFS LLC FBO JPMORGAN CHASE BANK TRAD IRA R/O* CUS IRA OF LELA MANTANES 1810 E WOOD LN MT PROSPECT IL 60056-1756	5.04%
INSTITUTIONAL CLASS SHARES	PENFIRN CO PO BOX 3327 OMAHA NE 68103-0327	15.91%
	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	12.56%

Part I - 36

	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	12.35%
	JPMORGAN CHASE BANK AS TTEE CUST* FBO DICKINSON WRIGHT PLLC RETIREMENT & 401K SAVINGS PLAN JPMORGAN RPS MGMT RPTY TEAM 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	6.37%
	JPMORGAN CHASE BANK TTEE* FBO CAMBRIDGE INFORMATION GROUP 401K RETIREMENT PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.22%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO SOUTHERN UNION SAVINGS PLAN C/O JPMORGAN RTS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.21%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	32.93%
	MG TRUST CO CUST FBO FIRST NEBRASKA TITLE & ESCROW CO 700 17TH ST STE 300 DENVER CO 80202-3531	27.71%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	17.45%
	MG TRUST COMPANY CUST. FBO GENE STEFFY'S CHRYSLER JEEP DODGE 700 17TH STREET, SUITE 300 DENVER CO 80202-3531	6.41%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	6.29%

Part I - 37

	THOMAS MCLARTY NELSON CUNNINGHAM STEPHEN C DONEHOO FBO MCLARTY ASSOCIATES 401K 900 17TH ST NW STE 800 WASHINGTON DC 20006-2511	5.43%
SELECT CLASS SHARES	RELIANCE TRUST CO FBO ADMIN AMEN CUST PO BOX 48529 ATLANTA GA 30362-1529	40.66%
	WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522	10.13%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	7.46%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.90%
SMARTRETIREMENT 2015 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	13.73%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.12%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	12.23%

Part I - 38

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.47%
	AMERICAN ENTERPRISE INVESTMENT SVC PO BOX 9446 MINNEAPOLIS MN 55440-9446	5.36%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	20.32%
	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	13.10%
	JPMORGAN CHASE BANK AS TTEE* FBO CARMEUSE LIME & STONE 401K PLAN C/O JPMORGAN RETIREMENT PLAN SERV ATTN: SPECIAL SERVICES 1/OPS3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	7.28%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO SOUTHERN UNION SAVINGS PLAN C/O JPMORGAN RTS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.07%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.81%
	JPMORGAN CHASE CUST FBO CARTER* MACHINERY CO INC DTD 11-01-1987 EMPLOYEES RETIREMENT & SAVINGS PLAN ATTN REPORT MGMT TEAM 9200 WARD PKWY KANSAS CITY MO 64114-3376	5.78%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	38.62%

Part I - 39

	ANDOVER BANK FBO ANDOVER BANK EMPLOYEES STOCK OWNERSHIP PLAN 2100 CORPORATE DR STE 350 WEXFORD PA 15090-7647	22.10%
	MG TRUST CO CUST FBO FIRST NEBRASKA TITLE & ESCROW CO 700 17TH ST STE 300 DENVER CO 80202-3531	7.55%
	RELIANCE TRUST CO FBO TOA TECHNOLOGY PO BOX 48529 ATLANTA GA 30362-1529	6.19%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	5.88%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	5.51%
	MG TRUST COMPANY CUST. FBO GENE STEFFY'S CHRYSLER JEEP DODGE 700 17TH STREET, SUITE 300 DENVER CO 80202-3531	5.38%
	COUNSEL TRUST CO FBO THOMAS R SUAREZ CUST FBO WITHAM SMITH 5 VAUGHN DR PRINCETON NJ 08540-6313	5.21%
SELECT CLASS SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	26.17%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	11.48%

Part I - 40

	JPMORGAN CHASE AS TRUSTEE* FBO ASTEC INDUSTRIES INC 401(K) RETIREMENT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	8.27%
	JPMORGAN CHASE BANK AS TTEE* FBO HIP STAFF EMPLOYEES 401K PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.6.6.67%
	JPMORGAN CHASE BANK AS TTEE* FBO STANDARD MOTOR PRODUCTS 401K CAPITAL ACCUMULATION PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.25%
SMARTRETIREMENT 2020 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10.02%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	7.36%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	35.02%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	9.46%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	20.13%

Part I - 41

	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	18.37%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO SOUTHERN UNION SAVINGS PLAN C/O JPMORGAN RTS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	9.46%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	7.23%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	39.62%
	MG TRUST CO CUST FBO FIRST NEBRASKA TITLE & ESCROW CO 700 17TH ST STE 300 DENVER CO 80202-3531	12.28%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	11.05%
	COUNSEL TRUST DBA MATC FBO CLOSELINE RET PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	10.77%
	ANDOVER BANK FBO ANDOVER BANK EMPLOYEES STOCK OWNERSHIP PLAN 2100 CORPORATE DR STE 350 WEXFORD PA 15090-7647	8.82%
	RELIANCE TRUST CO FBO TOA TECHNOLOGY PO BOX 48529 ATLANTA GA 30362-1529	6.80%

Part I - 42

SELECT CLASS SHARES	RELIANCE TRUST CO FBO ADMIN AMEN CUST PO BOX 48529 ATLANTA GA 30362-1529	34.93%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	13.97%
	WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522	6.83%
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.35%
SMARTRETIREMENT 2025 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	12.76%
	NEW YORK LIFE TRUST CO 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	7.21%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	54.24%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.77%

Part I - 43

INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TTEE* FBO CARMEUSE LIME & STONE 401K PLAN C/O JPMORGAN RETIREMENT PLAN SERV ATTN: SPECIAL SERVICES 1/OPS3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	29.62%
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CARMEUSE LIME & STONE 401K PLAN FOR BARGAINING UNITS C/O JPM RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	21.07%
	JPMORGAN CHASE AS TTEE* FOR IOWA HEALTH SYSTEM SECTION 401K RETIREMENT SAVINGS PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	9.77%
	TAYNIK & CO CUST INVESTORS BANK AND TRUST CO 200 CLARENDON ST # 090 BOSTON MA 02116-5021	6.02%
	JPMORGAN CHASE BANK AS TTEE CUST* FBO DICKINSON WRIGHT PLLC RETIREMENT & 401K SAVINGS PLAN JPMORGAN RPS MGMT RPTY TEAM 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	5.99%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.94%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	75.19%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	12.99%

Part I - 44

SELECT CLASS SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	43.72%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	24.56%
	GPC SECURITIES INC AGENT FOR JP MORGAN CHASE BANK FBO STUART TANK SALES CORP PSP PO BOX 79377 ATLANTA GA 30357-7377	5.96%
SMARTRETIREMENT 2030 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10.19%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	5.16%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	55.87%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.94%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	27.01%

Part I - 45

	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	19.28%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	7.02%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	47.13%
	COUNSEL TRUST DBA MATC FBO CLOSELINE RET PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	10.63%
	MG TRUST COMPANY CUST. FBO GENE STEFFY'S CHRYSLER JEEP DODGE 700 17TH STREET, SUITE 300 DENVER CO 80202-3531	8.42%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	6.92%
	COUNSEL TRUST CO FBO THOMAS R SUAREZ CUST FBO WITHAM SMITH 5 VAUGHN DR PRINCETON NJ 08540-6313	6.90%
	MG TRUST CO CUST FBO FIRST NEBRASKA TITLE & ESCROW CO 700 17TH ST STE 300 DENVER CO 80202-3531	6.45%
SELECT CLASS SHARES	RELIANCE TRUST CO FBO ADMIN AMEN CUST PO BOX 48529 ATLANTA GA 30362-1529	38.97%

Part I - 46

	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	11.60%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	7.27%
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	7.00%
	WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522	5.07%
SMARTRETIREMENT 2035 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	13.99%
	FIFTH THIRD BANK TTEE VARIOUS FASCORE LLC RECORDKEPT PLAN C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	9.54%
	NEW YORK LIFE TRUST CO 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	7.91%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	23.89%

Part I - 47

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	21.85%
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	14.68%
	NFS LLC FBO JPMORGAN CHASE BANK N A CU IRA R/O* FBO CHRISTINE L BRICKETT 196 RABBIT RUN WELLS ME 04090-2920	12.14%
	RBC CAPITAL MARKETS CORP FBO JAMES F ALBERT SEGREGATED IRA R/O 5667 PHELPS LUCK DR COLUMBIA MD 21045-2526	5.34%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK AS TTEE* FBO CARMEUSE LIME & STONE 401K PLAN C/O JPMORGAN RETIREMENT PLAN SERV ATTN: SPECIAL SERVICES 1/OPS3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	27.21%
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CARMEUSE LIME & STONE 401K PLAN FOR BARGAINING UNITS C/O JPM RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	16.44%
	JPMORGAN CHASE AS TTEE* FOR IOWA HEALTH SYSTEM SECTION 401K RETIREMENT SAVINGS PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	10.31%
	JPMORGAN RETIREMENT PLAN SERVICES* FBO COMSYS 401K 9300 WARD PKWY KANSAS CITY MO 64114-3317	9.11%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.72%

Part I - 48

	TAYNIK & CO CUST INVESTORS BANK AND TRUST CO 200 CLARENDON ST # 090 BOSTON MA 02116-5021	6.89%
CLASS R2 SHARES	COUNSEL TRUST CO FBO THOMAS R SUAREZ CUST FBO WITHAM SMITH 5 VAUGHN DR PRINCETON NJ 08540-6313	36.49%
	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	30.64%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	9.74%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	7.91%
SELECT CLASS SHARES	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	42.60%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	35.76%
SMARTRETIREMENT 2040 FUND
CLASS A SHARES	GPC SECURITIES INC AS AGENT FOR JP MORGAN CHASE BANK* FBO TS TECK INDUSTRIES INC 401K SAVINGS PLAN P O BOX 105117 ATLANTA GA 30348-5117	9.29%

Part I - 49

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.51%
	FIFTH THIRD BANK TTEE VARIOUS FASCORE LLC RECORDKEPT PLAN C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.30%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	56.56%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK CUST* FBO IOWA HEALTH SYSTEM SECTION 401K JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	35.03%
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	20.30%
	JPMORGAN CHASE BANK AS TRUSTEE* FBO BEMIS INVESTMENT INCENTIVE PLAN C/O JPMORGAN RETIREMENT PLAN SERV 9300 WARD PKWY KANSAS CITY MO 64114-3317	5.26%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	54.99%
	CHARLES SCHWAB TRUST CO CUST FOCUS FORWARD RET PLAN SAVINGS 2423 E LINCOLN DR PHOENIX AZ 85016-1215	11.63%

Part I - 50

	MG TRUST CO CUST FBO FIRST NEBRASKA TITLE & ESCROW CO 700 17TH ST STE 300 DENVER CO 80202-3531	8.27%
	THOMAS MCLARTY NELSON CUNNINGHAM STEPHEN C DONEHOO FBO MCLARTY ASSOCIATES 401K 900 17TH ST NW STE 800 WASHINGTON DC 20006-2511	5.88%
	COUNSEL TRUST CO FBO THOMAS R SUAREZ CUST FBO WITHAM SMITH 5 VAUGHN DR PRINCETON NJ 08540-6313	5.20%
SELECT CLASS SHARES	RELIANCE TRUST CO FBO ADMIN AMEN CUST PO BOX 48529 ATLANTA GA 30362-1529	46.47%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	10.17%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.85%
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.22%
SMARTRETIREMENT 2045 FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	16.54%

Part I - 51

	FIFTH THIRD BANK TTEE VARIOUS FASCORE LLC RECORDKEPT PLAN C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	14.07%
	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	6.03%
CLASS C SHARES	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246	61.45%
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.82%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE AS TTEE* FOR IOWA HEALTH SYSTEM SECTION 401K RETIREMENT SAVINGS PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	25.64%
	JPMORGAN CHASE BANK AS TTEE* FBO CARMEUSE LIME & STONE 401K PLAN C/O JPMORGAN RETIREMENT PLAN SERV ATTN: SPECIAL SERVICES 1/OPS3 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	17.12%
	JPMORGAN CHASE BANK AS TRUSTEE FBO* CARMEUSE LIME & STONE 401K PLAN FOR BARGAINING UNITS C/O JPM RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	16.36%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13.44%

Part I - 52

	JPMORGAN CHASE TTEE* FBO ALM MEDIA 401K PLAN C/O JPMORGAN RETIREMENT PLAN SVCS 9300 WARD PKWY KANSAS CITY MO 64114-3317	6.56%
	TAYNIK & CO CUST INVESTORS BANK AND TRUST CO 200 CLARENDON ST # 090 BOSTON MA 02116-5021	5.70%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	37.02%
	COUNSEL TRUST CO FBO THOMAS R SUAREZ CUST FBO WITHAM SMITH 5 VAUGHN DR PRINCETON NJ 08540-6313	23.93%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	14.04%
	TD AMERITRADE TRUST CO PO BOX 17748 DENVER CO 80217-0748	9.67%
	ANDOVER BANK FBO ANDOVER BANK EMPLOYEES STOCK OWNERSHIP PLAN 2100 CORPORATE DR STE 350 WEXFORD PA 15090-7647	6.66%
SELECT CLASS SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	36.59%
	JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	35.15%

Part I - 53

	GPC SECURITIES INC AS AGENT FOR JP MORGAN CHASE BANK FBO BUNN-O-MATIC CORP 401K SAVINGS PLAN & TRUST P O BOX 105117 ATLANTA GA 30348-5117	5.19%
SMARTRETIREMENT 2050 FUND
CLASS A SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	13.25%
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	10.84%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.34%
	NEW YORK LIFE TRUST CO 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	6.00%
	GPC SECURITIES INC AGENT JP MORGAN CHASE BANK FBO DOWCO INC 401K SAVINGS PLAN PO BOX 79377 ATLANTA GA 30357-7377	5.62%
CLASS C SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	39.50%
	NFS LLC FEBO DIOSMA DETWILER TOD DTD 04/26/2007 761 RICHARDS LN SOUTHAMPTON NJ 08088-1647	13.79%

Part I - 54

	COUNSEL TRUST DBA MATC FBO STAR OF TEXAS FAIR & RODEO RET PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	9.30%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	7.13%
	NFS LLC FBO MARLIN H THOMAS DORIS A THOMAS 100 WILLOW VALLEY LAKES DR WILLOW STREET PA 17584-9450	5.47%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE AS CUST* FBO CLARIAN HEALTH PARTNERS DEFINED CONTRIBUTION PLAN C/O JPMORGAN RETIREMENT PLAN SERV 1111 POLARIS PKWY COLUMBUS OH 43240-2031	34.49%
	JPMORGAN CHASE AS TTEE* FOR IOWA HEALTH SYSTEM SECTION 401K RETIREMENT SAVINGS PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	26.70%
	PENFIRN CO PO BOX 3327 OMAHA NE 68103-0327	12.88%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.41%
CLASS R2 SHARES	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	92.16%
SELECT CLASS SHARES	NFS LLC FBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	23.14%

Part I - 55

DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	20.08%
JPMORGAN CHASE BANK CUST* FBO SEPHERION CORPORATION 401K BENEFIT PLAN 9300 WARD PKWY KANSAS CITY MO 64114-3317	10.55%
JPMORGAN CHASE BANK AS TRUSTEE* FBO PROFIT SHARING PLAN FOR EMPLOYEES OF TRINITY INC 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	10.53%
JPMORGAN CHASE BANK AS TRUSTEE* FBO IPSOS AMERICA INC 401(K) PLAN 9300 WARD PARKWAY KANSAS CITY MO 64114-3317	6.74%
* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

Part I - 56

JPMorgan Access Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

November 1, 2010, as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Access Balanced Fund (the “Access Balanced Fund”)

Class A/JXBAX; Class C/JXBCX; Select Class/JXBSX; Institutional Class/ JXBIX

JPMorgan Access Growth Fund (the “Access Growth Fund”)

Class A/JXGAX; Class C/JXGCX; Select Class/JXGSX; Institutional Class/ JXGIX

(each a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated November 1, 2010, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Report relating to the Funds dated June 30, 2010 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Funds. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds.

For more information about the Funds or the Financial Statements, simply write or call:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-ACCESS-1210

PART I

GENERAL	1
The Trust and the Funds	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
INVESTMENT PRACTICES	3
DIVERSIFICATION	9
PORTFOLIO TURNOVER	9
TRUSTEES	9
Standing Committees	9
Ownership of Securities	10
Trustee Compensation	10
INVESTMENT ADVISER AND SUB-ADVISERS	11
Investment Advisory Fees	11
Sub-advisers	11
PORTFOLIO MANAGERS	12
Portfolio Managers’ Other Accounts Managed	12
Portfolio Managers’ Ownership of Securities	13
ADMINISTRATOR	14
Administrator Fees	14
DISTRIBUTOR	14
Compensation Paid to JPMDS	14
Distribution Fees	15
SHAREHOLDER SERVICING	15
Shareholder Services Fees	15
BROKERAGE AND RESEARCH SERVICES	16
Brokerage Commissions	16
Broker Research	16
Securities of Regular Broker-Dealers	16
FINANCIAL INTERMEDIARY	17
Other Cash Compensation	17
Finders’ Fee Commissions	17
Finders’ Fees Paid by Adviser and Distributor	17
TAX MATTERS	18
Capital Loss Carryforwards	18
PORTFOLIO HOLDINGS DISCLOSURE	18
SHARE OWNERSHIP	18
Trustees and Officers	18
Principal Holders	18
FINANCIAL STATEMENTS	20

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Funds

JPMorgan Trust I (“JPMT I”) is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. Each of the Funds is a series of JPMT I.

Share Classes

Shares in the Funds of the Trust are generally offered in multiple classes. The following chart shows the share classes offered by the Funds as of the date of this SAI:

Fund	Class A	Class C	Select Class	Institutional Class
Access Balanced Fund	X	X	X	X
Access Growth Fund	X	X	X	X

The shares of the Funds are collectively referred to in this SAI as the “Shares”.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund which best suits their needs.

Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group, Inc. (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Funds, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

J.P. Morgan Investment Management Inc. (“JPMIM”) is the investment adviser to the Funds, and J.P. Morgan Private Investments Inc. (“JPMPI”); Capital Guardian Trust Company-Personal Investment Management Division (Capital); Fiduciary Management, Inc. (FMI); Manning & Napier Advisors, Inc. (M&N); Osterweis Capital Management LLC (Osterweis); TAMRO Capital Partners LLC (TAMRO); TimesSquare Capital Management, LLC (TimesSquare) and Tradewinds Global Investors, LLC (Tradewinds) are the investment sub-advisers. Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JPMPI, JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser ..” JPMPI, JFIMI, HCM, Capital, FMI, M&N, Osterweis, TAMRO, TimesSquare and Tradewinds are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc.

Part I - 1

(“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Funds are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank.  Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.  An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of each of the Funds (including their respective investment objectives) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of each Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities.  If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy, a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies

Each Fund:

1.

May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act.

2.

May not underwrite securities of other issuers except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities.”

Part I - 2

3.

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4.

May not borrow money, except to the extent permitted by applicable law.

5.

May make loans to other persons in accordance with the Fund’s investment objectives and policies and to the extent permitted by applicable law.

6.

May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry.  This policy does not apply to investments in other registered investment companies in the same "group of investment companies" as that term is defined in Section 12(d)(1)(G) of the 1940 Act, securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

7.

May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings.

8.

May not purchase or sell real estate; however, each Fund may, to the extent consistent with their investment objectives, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

Non-Fundamental Investment Policies.

The investment policies described below are non-fundamental policies of each Fund and may be changed by the Trustees of the Fund without shareholder approval. These non-fundamental investment policies provide that each Fund:

1.

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.

2.

May not purchase or sell interests in oil, gas or mineral leases.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Part I - 3

Fund Name	Fund Code
Access Balanced Fund	1
Access Growth Fund	2

Instrument	Fund Code	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”):  Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

	1-2	Mortgage-Related Securities

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

	1-2	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	1-2	Auction Rate Securities

Bank Obligations:  Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.  Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

	1-2	Bank Obligations

Borrowings:  A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception of borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

	1-2	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	1-2	Foreign Investments (including Foreign Currencies)

Call and Put Options:  A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

	1-2	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1-2	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	1-2	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	1-2	Equity Securities, Warrants and Rights

Part I - 4

Instrument	Fund Code	Part II Section Reference
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-2	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-2	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-2	Debt Instruments

Credit Default Swaps (“CDSs”):  A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

	1-2	Swaps and Related Swap Products

Custodial Receipts:  A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

	1-2	Custodial Receipts

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	1-2	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1-2	Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”):  Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.

	1-2	Investment Company Securities and Exchange Traded Funds
Exchange Traded Notes (“ETNs”): Senior, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.	1-2	Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions:  Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including Non-Deliverable Forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

	1-2	Foreign Investments (including Foreign Currencies)

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

	1-2	Foreign Investments (including Foreign Currencies)

Part I - 5

Instrument	Fund Code	Part II Section Reference

High Yield/High Risk Securities/Junk Bonds:  Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s adviser to be of comparable quality.

	1-2	Debt Instruments

Inflation-Linked Debt Securities:  Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

	1-2	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-2	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-2	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments:  Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

	1-2	Inverse Floaters and Interest Rate Caps

Investment Company Securities:  Shares of other investment companies, including funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

	1-2	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	1-2	Loan Assignments and Participations
Master Limited Partnerships (“MLPs”): Limited partnerships that are publicly traded on a securities exchange.	1-2	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	1-2	Mortgage-Related Securities

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans including collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.

	1-2	Mortgage-Related Securities

Mortgage Dollar Rolls:  A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

	1-2	Mortgage-Related Securities

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others,  private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

	1-2	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-2	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-2	Foreign Investments (including Foreign Currencies)

Part I - 6

Instrument	Fund Code	Part II Section Reference

Options and Futures Transactions:  A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

	1-2	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-2	Equity Securities, Warrants and Rights

Private Placements, Restricted Securities and Other Unregistered Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

	1-2	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-2	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-2	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-2	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings:  In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

	1-2	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 ⅓% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1-2	Securities Lending

Short Selling:  A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

	1-2	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1-2	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1-2	Foreign Investments (including Foreign Currencies)

Stripped Mortgage-Backed Securities:  Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.

	1-2	Mortgage-Related Securities

Structured Investments:  A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.

	1-2	Structured Investments

Part I - 7

Instrument	Fund Code	Part II Section Reference

Swaps and Related Swap Products:  Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

	1-2	Swaps and Related Swap Products

Synthetic Variable Rate Instruments:  Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

	1-2	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-2	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

	1-2	Treasury Receipts

Trust Preferreds:  Securities with characteristics of both subordinated debt and preferred stock.  Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.

	1-2	Trust Preferred Securities

U.S. Government Agency Securities:  Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.

	1-2	Mortgage-Related Securities

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry-Safekeeping (“CUBES”).

	1-2	U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.

	1-2	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-2	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Part I - 8

Instrument	Fund Code	Part II Section Reference

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities:  Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.

	1-2	Debt Instruments

DIVERSIFICATION

JPMT I is a registered open-end investment company. Each Fund is a diversified series of JPMT I, as defined under the 1940 Act.  For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The table below sets forth each Fund’s portfolio turnover rate for the last fiscal period.

Fund	Fiscal Period Ended 6/30/10*
Access Balanced Fund	96%
Access Growth Fund	88%
*The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10.

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met 4 times during the fiscal year ended June 30, 2010. The Compliance Committee met 4 times during the fiscal year ended June 30, 2010.  The Governance Committee met 5 times during the fiscal year ended June 30, 2010.  The Investments Committee met 5 times during the fiscal year ended June 30, 2010.  For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Part I - 9

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Funds and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Funds that the Trustee oversees in the Family of Investment Companies as of December 31, 2009:

Name of Trustee	Dollar Range in Equity Securities of Access Balanced Fund	Dollar Range in Equity Securities of Access Growth Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1), (2)
Independent Trustees
William J. Armstrong	None	$10,001-$50,000	Over $100,000
John F. Finn	None	None	Over $100,000
Dr. Matthew Goldstein	None	None	Over $100,000
Robert J. Higgins	None	None	Over $100,000
Peter C. Marshall	None	None	Over $100,000
Marilyn McCoy	None	None	Over $100,000
William G. Morton, Jr.	None	None	Over $100,000
Robert A. Oden, Jr.	None	None	Over $100,000
Fergus Reid, III	None	None	Over $100,000
Frederick W. Ruebeck	None	None	Over $100,000
James J. Schonbachler	None	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	None	Over $100,000
Leonard M. Spalding, Jr.	None	None	Over $100,000

(1)  A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services.  The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (141 Funds).

(2)  For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31,2009 through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee.  In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000.  The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen.  Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively.  The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex.  The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Part I - 10

Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Access Balanced Fund	Access Growth Fund	Total Compensation paid from Fund Complex(1)
Independent Trustees
William J. Armstrong	22	10	$264,000
John F. Finn	18	9	0^
Dr. Matthew Goldstein	21	10	253,000
Robert J. Higgins	21	10	0^^
Peter C. Marshall	23	11	286,000
Marilyn McCoy	22	10	264,000
William G. Morton, Jr.	18	9	220,000
Robert A. Oden, Jr.	18	9	154,000^^^
Fergus Reid, III	34	16	418,000
Frederick W. Ruebeck	21	10	253,000
James J. Schonbachler	18	9	220,000
Interested Trustees
Frankie D. Hughes	18	9	220,000
Leonard M. Spalding, Jr.	22	10	264,000

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (141 Funds).

(2)  For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31,2009 through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

^ Does not include $220,000 of Deferred Compensation.
^^ Does not include $253,000 of Deferred Compensation.
^^^ Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER AND SUB-ADVISERS

Investment Advisory Fees

The table below sets forth the investment advisory fees paid by the following Funds to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal period indicated (amounts in thousands):

	Fiscal Period Ended 6/30/10*
Fund	Paid	Waived
Access Balanced Fund	$4,245	($2,246)
Access Growth Fund	2,220	(1,268)
*The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10.

Sub-advisers

The following serve as sub-advisers to the Funds: JPMPI, Capital, FMI, M&N, Osterweis, TAMRO, TimesSquare and Tradewinds. Capital, FMI, M&N, Osterweis, TAMRO, TimesSquare and Tradewinds (“Unaffiliated Sub-advisers”) are each independent of JPMIM and discharge their responsibilities subject to the policies of the Trustees and the supervision of JPMIM, which pays each

Part I - 11

sub-adviser’s fees. Capital is a SEC registered investment adviser, founded in 1968 with $76.3 billion in assets under management as of March 31, 2010. Capital participates in equity and fixed-income markets in developed and emerging market economies on behalf of a diverse group of clients. Capital is 100% owned by Capital Group International, Inc., which is the holding company for several U.S. and non-U.S. investment management firms. FMI is a SEC registered investment adviser, founded in 1980 with $7 billion in assets under management as of December 31, 2009. FMI is owned by Ted D. Kellner and key employees. Ted Kellner owns 68% of FMI and Patrick J. English owns 24% of FMI. M&N is a SEC registered investment adviser, founded in 1970 with $28 billion in assets under management as of December 31, 2009. William Manning, founder, is the majority owner of M&N. Osterweis is a SEC registered investment adviser, founded in 1983 with $4.7 billion in assets under management as of March 31, 2010. Osterweis is wholly owned and controlled by several employees and two outside directors through several trusts. The Osterweis Revocable Trust owns 47% of Osterweis and the Hellman Revocable Trust owns 12.9% of Osterweis. TAMRO is a SEC registered investment adviser, founded in 2000 with $1.4 billion in assets under management as of March 31, 2010. TAMRO is owned 68.5% by TAMRO Management LLC and 23.5% by Northern Lights Capital Partners, LLC. TAMRO Management LLC is owned 45% by Philip D. Tasho and 22.5% by Kathleen B. Neumann. TimesSquare is a SEC registered investment adviser with a focus on institutional clients, which was formed in November 2004 to succeed the growth equity investment advisory business of the firm’s predecessor, TimesSquare Capital Management, Inc., which managed $11.8 billion in assets as of December 31, 2009. TimesSquare is an autonomous and independently operated majority-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), a publicly traded asset management company (NYSE: AMG) with equity investments in a diverse group of investment firms, including TimesSquare. Tradewinds, with principal offices at 2049 Century Park East, 20th Floor, Los Angeles, CA 90067 is a SEC registered investment adviser, founded in March 2006, with $26 billion in assets under management as of June 30, 2010.  Tradewinds is a subsidiary of Nuveen Investments, Inc. ("Nuveen").  On November 13, 2007, Nuveen was acquired by equity investors led by Madison Dearborn Partners, LLC ("MDP").  MDP is a private equity firm whose principal executive offices are at Three First National Plaza, Suite 3800, Chicago, Illinois 60602.  The investor group led by MDP includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated  ("Merrill Lynch").  Merrill Lynch has since been acquired by Bank of America Corporation .. The address for Merrill Lynch is 250 Vesey Street, New York, New York 10080.  The address for Bank of America Corporation is Bank of America Corporate Center, 100 N. Tryon St., Charlotte, NC 28255. The Unaffiliated Sub-advisers are each paid monthly by JPMIM a fee equal to a percentage of the daily net assets of the Funds allocated to each Unaffiliated Sub-adviser, respectively. JPMIM paid the following fees to JPMPI and the Unaffiliated Sub-advisers during the most recent fiscal period ended June 30, 2010:

Fund	JPMPI	Unaffiliated Sub-advisers
Access Balanced Fund	$3,718,132.46	$248,494.22
Access Growth Fund	1,906,028.59	173,910.37

For more information about the investment adviser and sub-advisers, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2010:

Part I - 12

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Access Balanced Fund
Richard Madigan, Jr.	1	$604,820	8	$3,241,297	0	$0
Ken Louie	1	604,820	0	0	0	0
Stephen Parker	1	604,820	7	3,021,297	0	0
Juan Etinger	1	604,820	7	3,021,297	0	0
Access Growth Fund
Richard Madigan, Jr.	1	1,020,000	8	3,241,297	0	0
Ken Louie	1	1,020,000	0	0	0	0
Stephen Parker	1	1,020,000	7	3,021,297	0	0
Juan Etinger	1	1,020,000	7	3,021,297	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of  June 30, 2010:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Access Balanced Fund
Richard Madigan, Jr.	0	$0	11	$3,783,483	0	$0
Ken Louie	0	0	1	78,864	0	0
Stephen Parker	0	0	11	3,783,483	0	0
Juan Etinger	0	0	11	3,783,483	0	0
Access Growth Fund
Richard Madigan, Jr.	0	0	11	3,783,483	0	0
Ken Louie	0	0	1	78,684	0	0
Stephen Parker	0	0	11	3,783,483	0	0
Juan Etinger	0	0	11	3,783,483	0	0

Portfolio Managers’ Ownership of Securities

The following table shows information regarding the ownership of securities of each portfolio manager as of June 30, 2010:

Aggregate Dollar Range of Securities in Portfolio
	None	$1 - $10,000	$10,001 -$50,000	$50,001 - $100,000	$100,001- $500,000	$500,001-$1,000,000	Over $1,000,000
Access Balanced Fund
Richard Madigan, Jr.	X
Ken Louie	X
Stephen Parker	X
Juan Etinger	X

Part I - 13

Access Growth Fund
Richard Madigan, Jr.				X
Ken Louie			X
Stephen Parker		X
Juan Etinger	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administration services and co-administration fees paid by the Funds (the amounts waived are in parentheses) for the fiscal period indicated (amounts in thousands).

	Fiscal Period Ended 6/30/10*
Fund	Paid	Waived
Access Balanced Fund	$608	$–
Access Growth Fund	326	–
*The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal period ended June 30, 2010*.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation**
Access Balanced Fund	$10,992	$–	$–	$36,859
Access Growth Fund	10,917	–	–	43,304
* The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10
** Fees paid by the Funds pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The table below sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds for the fiscal period indicated.

Fund	Fiscal Period Ended 6/30/10*
Access Balanced Fund	$10,992
Access Growth Fund	10,917
*The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10.

 For more information on JPMDS, see the “Distributor” section in Part II of this SAI.

Part I - 14

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Funds paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal period indicated (amounts in thousands).

	Fiscal Period Ended 6/30/10*
	Paid	Waived
Access Balanced Fund
Class A Shares	$5	$–
Class C Shares**	32	–
Access Growth Fund
Class A Shares	5	–
Class C Shares**	38	–
*The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10.
**Class C Shares of the Fund were launched on 1/4/10.

 For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Funds have agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Class A, Class C and Select Class	.25%
Institutional Class	.10%

The table below sets forth the fees paid to JPMDS (waived amounts are in parentheses) for the fiscal period indicated (amounts in thousands).

	Fiscal Period Ended 6/30/10*
	Paid	Waived
Access Balanced Fund
Class A Shares	$4	($1)
Class C Shares**	9	(2)
Select Class Shares	1,294	(281)
Institutional Class Shares	7	(6)
Access Growth Fund
Class A Shares	4	(1)
Class C Shares**	10	(3)
Select Class Shares	662	(179)
Institutional Class Shares	2	(3)
*The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10.
**Class C Shares of the Fund were launched on 1/4/10.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

Part I - 15

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The table below sets forth the brokerage commissions paid by each Fund with respect to the fiscal period indicated (amounts in thousands).

Fiscal Period Ended 6/30/10*
Access Balanced Fund
Total Brokerage Commissions	$844,494
Brokerage Commissions to Affiliated Broker-Dealers	–**
Access Growth Fund
Total Brokerage Commissions	526,481
Brokerage Commissions to Affiliated Broker-Dealers	–**
*The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10.
**Amount rounds to less than one thousand.

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal period ended June 30, 2010*, JPMIM allocated brokerage commissions to brokers who provided broker research for the Funds as follows:.

Fund	Amount
Access Balanced Fund	$146,400
Access Growth Fund	89,000
*The Funds commenced operations on 9/30/09. Therefore, the fiscal period ended 6/30/10 covers the period 9/30/09-6/30/10.

Securities of Regular Broker-Dealers

As of June 30, 2010, the Funds owned securities of their regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned
Access Balanced Fund	Barclays Capital Inc.	$16,461
	Credit Suisse First Boston LLC	26,217
	HSBC Securities Inc.	30,547

Access Growth Fund	Credit Suisse First Boston LLC	20,044
	HSBC Securities Inc.	21,471

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Part I - 16

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal period ended June 30, 2009, JPMIM, JPMIA and SC-R&M paid approximately $109,489,573, $29,962,242 and $109,494, respectively, for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

 For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to the Funds, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000 — $3,999,999*	1.00%
$4,000,000 — $9,999,999	0.75%
$10,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid By Adviser and Distributor

For the fiscal year ended June 30, 2010, the Advisers and JPMDS paid approximately $9,205,982 in finders’ fees for all of the J.P. Morgan Funds. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Part I - 17

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the Funds had capital loss carryforwards for the fiscal period ended June 30, 2010 as follows (amounts in thousands):

Fund		Capital Loss Carryforwards	Expiration Date
Access Balanced Fund		$97	6/30/2018
	Remaining	97

Access Growth Fund		429	6/30/2018
	Remaining	429

To the extent that these capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Lipper, Inc.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of September 30, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of each Fund.

Principal Holders

As of September 30, 2010, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI:

Part I - 18

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
ACCESS BALANCED FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	84.63%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	14.62%
CLASS C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	99.70%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	99.85%
SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	99.62%
ACCESS GROWTH FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	86.92%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151		12.43%

Part I - 19

CLASS C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	99.79%
INSTITUTIONAL CLASS SHARES	JPMORGAN CHASE BANK N.A*. FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	99.50%
SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A*. FBO CLIENTS PO BOX 160 WESTERVILLE OH 43086-0160	99.25%

* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a "JPMorgan Affiliate").  Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power.  To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a "controlling person" of such shares under the 1940 Act.

The persons listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of such Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal period ended June 30, 2010 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in it its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 20

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2010, as Supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Income Builder Fund

Class A/JNBAX; Class C/JNBCX; Select Class/JNBSX

(the “Income Builder Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectus for the Fund dated February 28, 2010, as supplemented from time to time (the “Prospectus”). Additionally, this SAI incorporates by reference the audited financial statements, included in the annual shareholder report dated October 31, 2009 relating to the Fund (the “Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-IB-1210

PART I

GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
Fundamental Investment Policies	2
Non-Fundamental Investment Policies	3
INVESTMENT PRACTICES	3
DIVERSIFICATION	9
PORTFOLIO TURNOVER	10
TRUSTEES	10
Standing Committees	10
Ownership of Securities	10
Trustee Compensation	11
INVESTMENT ADVISER	12
Investment Advisory Fees	12
PORTFOLIO MANAGERS	12
Portfolio Managers’ Other Accounts Managed	12
Portfolio Managers - Ownership of Securities	13
ADMINISTRATOR	14
Administrator Fees	14
DISTRIBUTOR	14
Compensation Paid to JPMDS	14
Distribution Fees	14
SHAREHOLDER SERVICING	15
Shareholder Services Fees	15
BROKERAGE AND RESEARCH SERVICES	16
Brokerage Commissions	16
Broker Research	16
Securities of Regular Broker-Dealers	16
FINANCIAL INTERMEDIARY	17
Other Cash Compensation	17
Finders’ Fee Commissions	17
Finders’ Fees Paid By Adviser and Distributor	17
TAX MATTERS	18
Capital Loss Carryforwards	18
PORTFOLIO HOLDINGS DISCLOSURE	18
SHARE OWNERSHIP	18
Trustees and Officers	18
Principal Holders	18
FINANCIAL STATEMENTS	19
PRINCIPAL SHAREHOLDERS	20

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “JPMorgan Fund”).

Share Classes

The Board of Trustees of JPMT I has authorized the issuance and sale of the following share classes of shares of the Fund: Class A, Class C and Select Class, (collectively, the “Shares”).

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 1

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies

The Fund:

(1)	May not purchase the securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;

(2)	May not purchase the securities of any issuer if as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(3)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

Part I - 2

(4)	May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(5)	May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

(6)	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(7)	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(8)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Trustees of the Fund without shareholder approval:

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid; and

(2)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

Mortgage-Related Securities

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities

Part I - 3

Instrument	Part II Section Reference

Bank Obligations:  Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Borrowings*: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments

Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Part I - 4

Instrument	Part II Section Reference

Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Custodial Receipts

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.

Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.

Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions: Strategies used to hedge against interest and currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions, (including non-deliverable forwards (“NDFs”)), forward rate agreements and interest rate, and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by the Fund’s adviser to be of comparable quality.

Debt Instruments

Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights

Part I - 5

Instrument	Part II Section Reference
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	Inverse Floaters and Interest Rate Caps

Investment Company Securities:  Shares of other investment companies, including funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	Loan Assignments and Participations
Master Limited Partnership: A limited partnership that is publicly traded on a securities exchange.	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities

Mortgage-Backed Securities:  Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.

Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

Mortgage-Related Securities

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Part I - 6

Instrument	Part II Section Reference

Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights

Private Placements, Restricted Securities and Other Unregistered Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements

Reverse Repurchase Agreements:  The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 ⅓% of the Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending

Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	Short-Term Funding Agreements

Part I - 7

Instrument	Part II Section Reference
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.

Mortgage-Related Securities

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.

Mortgage-Related Securities

Part I - 8

Instrument	Part II Section Reference

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).

U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.

Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

* The Fund does not have a current intention to utilize borrowings for investment purposes.

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate for the last two fiscal years ended October 31.

Part I - 9

	Fiscal Year Ended
Fund	10/31/08	10/31/09
Income Builder Fund	82%	81%

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met four times during the fiscal year ended October 31, 2009. The Compliance Committee met four times during the fiscal year ended October 31, 2009. The Governance Committee met four times during the fiscal year ended October 31, 2009. Each Investment Sub-Committee met four times during the fiscal year ended October 31, 2009. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of the Income Builder Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1), (2)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (145 Funds).
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances through participation, as of December 31, 2009, in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees as amended and restated January 1, 2008 and August 19, 2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

Part I - 10

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $220,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $198,000 and the Vice Chairman $66,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $44,000 and $33,000 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Income Builder Fund	Total Compensation Paid from the J.P. Morgan Funds Complex(1)
Independent Trustees
William J. Armstrong	$10	$264,000
John F. Finn	8	0^
Dr. Matthew Goldstein	10	253,000
Robert J. Higgins	10	0^^
Peter C. Marshall	10	286,000
Marilyn McCoy	10	264,000
William G. Morton, Jr.	8	220,000
Robert A. Oden, Jr.	8	154,000^^^
Fergus Reid, III	16	418,000
Frederick W. Ruebeck	10	253,000
James J. Schonbachler	8	220,000
Interested Trustees
Frankie D. Hughes	8	220,000
Leonard M. Spalding, Jr.	10	264,000

(1) A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (145 Funds).

^ Does not include $220,000 of Deferred Compensation.

^^ Does not include $253,000 of Deferred Compensation.

^^^ Does not include $66,000 of Deferred Compensation.

Part I - 11

INVESTMENT ADVISER

Investment Advisory Fees

During the fiscal periods indicated, the Fund paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees as follows (the amount waived is in parentheses) (amounts in thousands). For more information about the investment adviser, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

	Fiscal Year Ended
	10/31/07*		10/31/08		10/31/09
	Paid	Waived	Paid	Waived	Paid	Waived
Income Builder Fund	$—	$(37)	$—	$(84)	$—	$(73)

* The Fund commenced operations on 5/31/07. Therefore, the fiscal year ended 10/31/07 covers the period 5/31/07 - 10/31/07.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2009:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Income Builder Fund
Neill Nuttall	2	$66.462	9	$6,873.354	2	372.616
Jeffrey Geller	1	1.118	0	0	0	0
Patrik Jakobson	12	1,953.326	2	618.031	18	2,922.971
Anne Lester	12	1,867.412	21	3,055.209	23	1,580.752
Michael Schoenhaut	11	1,829.775	0	0	3	167.232
Michael Fredericks	4	486.499	0	0	2	104.073

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2009:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Income Builder Fund
Neill Nuttall	0	$0	3	$2,901.319	1	$324.581
Jeffrey Geller	0	0	1	168,970	0	0
Patrik Jakobson	0	0	0	0	0	0

Part I - 12

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Anne Lester	0	0	0	0	0	0
Michael Schoenhaut	0	0	0	0	0	0
Michael Fredericks	0	0	0	0	0	0

Portfolio Managers - Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by each portfolio manager as of October 31, 2009.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1 - $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	Over $1,000,000
Income Builder Fund
Neill Nuttall	X
Jeffrey Geller	X
Patrik Jakobson	X
Anne Lester	X
Michael Schoenhaut	X
Michael Fredericks	X

For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration and administrative services fees paid by the Fund to JPMorgan Funds Management, Inc. (the amounts waived are in parentheses) as of the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended
	10/31/07*		10/31/08		10/31/09
	Paid	Waived	Paid	Waived	Paid	Waived
Income Builder Fund	$—	$(8)	$—	$(19)	$—	$(17)

* The Fund commenced operations on 5/31/07. Therefore, the fiscal year ended 10/31/07 covers the period 5/31/07 - 10/31/07.

For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

Part I - 13

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2009 (amounts have been rounded up to the whole number).

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Income Builder Fund	$—	$—	$—	*

* Fees paid by the Fund pursuant to Rule 12b-1 are provided in “Distribution Fees” section below.

The aggregate amount of underwriting commissions retained by JPMDS from the Fund for the fiscal periods ended October 31, 2007, 2008 and 2009 was $0, $0, and $0, respectively. For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated (amounts in thousands).

Fiscal Year Ended
	10/31/07*		10/31/08		10/31/09
Income Builder Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class A Shares	$—^	$—	$—^	$—	$—^	$—
Class C Shares	—^	—	1	—	1	—

* The Fund commenced operations on 5/31/07. Therefore, the fiscal year ended 10/31/07 covers the period 5/31/07 - 10/31/07.
^ Amount rounds to less than one thousand.

For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A, and Class C	0.25%

Part I - 14

The table below sets forth the fees paid to JPMDS (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

Fiscal Year Ended
	10/31/07*		10/31/08		10/31/09
Income Builder Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class A Shares	$—	$—^	$—	$—^	$—^	$—^
Class C Shares	—	—^	—	—^	—^	—^
Select Class Shares	—	(20)	—	(46)	—	(40)

* The Fund commenced operations on 5/31/07. Therefore, the fiscal year ended 10/31/07 covers the period 5/31/07 - 10/31/07.
^ Amount rounds to less than one thousand.

For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended
Income Builder Fund	10/31/07*	10/31/08	10/31/09
Total Brokerage Commissions	$—	$9	$8
Brokerage Commissions to Affiliated Broker-Dealers	—	—^	—

* The Fund commenced operations on 5/31/07. Therefore, the fiscal year ended 10/31/07 covers the period 5/31/07 - 10/31/07.
^ Amount rounds to less than one thousand.

For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2009, JPMIM allocated brokerage commissions of approximately $6,095 to brokers who provided broker research including third party broker research for the Fund.

Securities of Regular Broker-Dealers

As of October 31, 2009, the Fund owned securities of its regular broker-dealers (or parents) as shown below (amounts in thousands):

Part I - 15

Fund	Name of Broker-Dealer	Value of Securities Owned
Income Builder Fund	Banc of America Securities LLC	$192
	Goldman Sachs and Company	62

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the year ended October 31, 2009, JPMIM, JPMIA and SC-R&M paid approximately $85,491,405, $54,082,089, and $154,875, respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to the Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees*
$1,000,000 — $3,999,999**	1.00%
$4,000,000 — $9,999,999	0.75%
$10,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

* If any defined contribution plan redeems within 12 months of the purchase date all of the shares for which a finder’s fee has been paid, JPMDS may reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion.

** If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

Finders’ Fees Paid By Adviser and Distributor

For the fiscal year ended October 31, 2009, the Adviser and JPMDS paid approximately $6,781,842 in finders’ fees for all J.P. Morgan Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Part I - 16

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2009 in the amounts indicated below (amounts in thousands):

	Capital Loss Carryforwards	Expiration Date
Income Builder Fund	$121	10/31/2015
	1,800	10/31/2016
	1,369	10/31/2017
Total	3,290

To the extent that these capital losses are used to offset future capital gain, it is probably that gains so offset will not be distributed to shareholders. For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies – Standard & Poor’s	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of January 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Principal Holders

As of January 31, 2010, the persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund included in this SAI are shown in Attachment I-A, Principal Shareholders.

Part I - 17

FINANCIAL STATEMENTS

The Financial Statements of the Fund are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2009 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 18

ATTACHEMENT I-A

PRINCIPAL SHAREHOLDERS

Share Class	Name and Address of Shareholders	Percentage Held
CLASS A SHARES	JP MORGAN INVESTMENT MGMT* ATTN CLIENT SERVICES 1111 POLARIS PKWY COLUMBUS OH 43240-2031	66.23%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	14.24%
	RAYMOND JAMES & ASSOC INC CSDN FBO EDNA VIRIGINIA SLATER IRA R/O 13 QUAIL RUN ST GAINESVILLE TX 76240-4631	15.67%
CLASS C SHARES	JP MORGAN INVESTMENT MGMT* ATTN CLIENT SERVICES 1111 POLARIS PKWY COLUMBUS OH 43240-2031	57.85%
	RAYMOND JAMES & ASSOC INC CUST FBO PATRICIA P PERINI IRA PO BOX 50 FORT DODGE IA 50501-0050	42.15%
SELECT CLASS SHARES	JP MORGAN INVESTMENT MGMT* ATTN CLIENT SERVICES 1111 POLARIS PKWY COLUMBUS OH 43240-2031	97.63%
* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

Part I - 19

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION
PART I

February 28, 2010, as Supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Strategic Preservation Fund

Class A/JSPAX; Class C/JATCX; Select Class/JSPSX; Class R5/JSPRX

(the “Strategic Preservation Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February 28, 2010, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the audited financial statements included in the annual Shareholder Report dated October 31, 2009 relating to the Fund (the “Financial Statements”). The Prospectuses and the Financial Statements, including the independent Registered Public Accounting Firm’s reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-STRAT-1210

PART I

GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
INVESTMENT PRACTICES	3
DIVERSIFICATION	8
PORTFOLIO TURNOVER	8
TRUSTEES	8
Standing Committees	8
Ownership of Securities	8
Trustee Compensation	9
INVESTMENT ADVISER	10
Investment Advisory Fees	10
PORTFOLIO MANAGERS	10
Portfolio Managers’ Other Accounts Managed	10
Portfolio Managers’ Ownership of Securities	11
ADMINISTRATOR	11
Administrator Fees	11
DISTRIBUTOR	12
Compensation Paid to JPMDS	12
Distribution Fees	12
SHAREHOLDER SERVICING	12
Shareholder Services Fees	12
BROKERAGE AND RESEARCH SERVICES	13
Brokerage Commissions	13
Broker Research	13
Securities of Regular Broker-Dealers	13
FINANCIAL INTERMEDIARY	14
Other Cash Compensation	14
Finders’ Fee Commissions	14
Finders’ Fees Paid by Adviser and Distributor	14
TAX MATTERS	14
Capital Loss Carryforwards	14
PORTFOLIO HOLDINGS DISCLOSURE	15
SHARE OWNERSHIP	15
Trustees and Officers	15
Principal Holders	15
FINANCIAL STATEMENTS	16

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

i

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

The Board of Trustees of the Fund (the “Board of Trustees”) has authorized the issuance and sale of the following share classes of the Fund: Class A, Class C, Class R5 and Select Class Shares (collectively, the “Shares”).

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectuses. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a "Trustee."

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 1

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy, a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies.

The Fund:

(1)	May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)	May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the deposition of “restricted securities”;

(5)	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

Part I - 2

(6)	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies.

The investment policies described below are non-fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and

(3)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities
Bank Obligations: Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	Bank Obligations

Part I - 3

Instrument	Part II Section Reference
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Credit Default Swaps(“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	Swaps and Related Swap Products
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100’s.	Investment Company Securities and Exchange Traded Funds

Part I - 4

Instrument	Part II Section Reference
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and interest rate and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by the Fund’s adviser to be of comparable quality.	Debt Instruments
Inflation-Linked Debt Securities: Include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	Debt Instruments
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	Loan Assignments and Participations
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks

Part I - 5

Instrument	Part II Section Reference
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 ⅓% of the Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending
Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	Structured Investments

Part I - 6

Instrument	Part II Section Reference
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	Treasury Receipts
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (”Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

Part I - 7

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a non-diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transactions costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate for the two most recently completed fiscal years:

Fund	Fiscal Year Ended
	10/31/08	10/31/09
Strategic Preservation Fund	89%	47%

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met four times during the fiscal year ended October 31, 2009. The Compliance Committee met four times during the fiscal year ended October 31, 2009. The Governance Committee met four times during the fiscal year ended October 31, 2009. Each Investment Sub-Committee met four times during the fiscal year ended October 31, 2009. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies:

Name of Trustee	Ownership of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1), (2)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000

Part I - 8

Name of Trustee	Ownership of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1), (2)
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (145 Funds).
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19, 2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $220,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $198,000 and the Vice Chairman $66,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $44,000 and $33,000 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Strategic Preservation Fund	Total Compensation Paid from “Fund Complex”(1)
Independent Trustees
William J. Armstrong	$13	$264,000
John F. Finn	10	0^
Dr. Matthew Goldstein	12	253,000
Robert J. Higgins	12	0^^
Peter C. Marshall	14	286,000
Marilyn McCoy	13	264,000
William G. Morton, Jr.	10	220,000
Robert A. Oden, Jr.	10	154,000^^^
Fergus Reid, III	20	418,000

Part I - 9

Name of Trustee	Strategic Preservation Fund	Total Compensation Paid from “Fund Complex”(1)
Frederick W. Ruebeck	12	253,000
James J. Schonbachler	10	220,000
Interested Trustees
Frankie D. Hughes	10	220,000
Leonard M. Spalding, Jr.	13	264,000

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (145 Funds).
^	Does not include $220,000 of Deferred Compensation.
^^	Does not include $253,000 of Deferred Compensation.
^^^	Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

During the fiscal periods indicated, the Fund paid the following investment advisory fees to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended
	10/31/07*		10/31/08		10/31/09
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Strategic Preservation Fund	$—	$(18)	$—	$(35)	$48	$(84)

* The Fund commenced operations on 3/30/07. Therefore, the fiscal year ended 10/31/07 covers the period 3/30/07 – 10/31/07.

For more information about the investment adviser, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2009:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Strategic Preservation Fund
Neill Nuttall	2	$20,699	9	$6,873,354	2	$372,616
Talib Sheikh	0	0	6	2,085,753	0	0

Part I - 10

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2009:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Strategic Preservation Fund
Neill Nuttall	0	$0	3	$2,901,319	1	$324,581
Talib Sheikh	0	0	3	2,901,319	1	358,488

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by each portfolio manager as of October 31, 2009.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1 - $10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	Over $1,000,000
Strategic Preservation Fund
Neill Nuttall	X
Talib Sheikh	X

For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration and administrative services fees paid by the Fund to JPMorgan Funds Management, Inc. (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended
	10/31/07*		10/31/08		10/31/09
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Strategic Preservation Fund	$—	$(3)	$—	$(6)	$7	$(16)

* The Fund commenced operations on 3/30/07. Therefore, the fiscal year ended 10/31/07 covers the period 3/30/07 – 10/31/07.

For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

Part I - 11

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2009 (amounts have been rounded up to the whole number).

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Strategic Preservation Fund	$-	$-	$-	$32,507

* Fees paid by the Fund pursuant to Rule 12b-1 are provided in “Distribution Fees” section below.

The aggregate amount of underwriting commissions retained by JPMDS from the Fund for the fiscal years ended October 31, 2007, 2008 and 2009 was $0, $0 and $0, respectively.

For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended 10/31/09
Fund	Paid	Waived
Strategic Preservation Fund
Class A Shares	$31	$—
Class C Shares	1	—

For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A and Class C Shares	0.25%
Class R5 Shares	0.05%

The table below sets forth the fees paid to JPMDS (the amounts waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

Part I - 12

Fund	Fiscal Year Ended
	10/31/07*		10/31/08		10/31/09
Strategic Preservation Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class A Shares	$—^	$—^	$1	$—	$27	$(4)
Class C Shares	—^	—^	1	—	—^	—^
Select Class Shares	6	(1)	10	(3)	18	(5)
Class R5 Shares	—^	—^	—^	—	—^	—^
* The Fund commenced operations on 3/30/07. Therefore, the fiscal year ended 10/31/07 covers the period 3/30/07 – 10/31/07. ^ Amount rounds to less than one thousand.

For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended
Fund	10/31/07*	10/31/08	10/31/09
Strategic Preservation Fund
Total Brokerage Commissions	$7	$8	$20
Brokerage Commissions to Affiliated Broker-Dealers	—	—^	—

* The Fund commenced operations on 3/30/07. Therefore, the fiscal year ended 10/31/07 covers the period 3/30/07 – 10/31/07. ^ Amount rounds to less than one thousand.

For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2009, JPMIM allocated brokerage commissions of approximately $17,386 to brokers who provided broker research including third party broker research for the Fund.

Securities of Regular Broker-Dealers

As of October 31, 2009, the Fund owned securities of its regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned (000's)
Strategic Preservation Fund	Bank of America Corporation	$230
	Goldman Sachs and Company	134

Part I - 13

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal year ended October 31, 2009, JPMIM and SC-R&M paid approximately $85,491,405 and $154,875 respectively, for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively, “Qualifying Funds”) may receive a finder’s fee.

Financial Intermediaries who sell over $1 million of Class A Shares of the Fund may receive a finder’s fee. Such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees*
$1,000,000 — $3,999,999**	0.75%
$4,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

* If any defined contribution plan redeems within 12 months of the purchase date all of the shares for which a finder’s fee has been paid, JPMDS may reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion.

** If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.75% of the sale of the Class A Shares of the Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

Finders’ Fees Paid by Adviser and Distributor

For the fiscal year ended October 31, 2009, the Adviser and JPMDS paid approximately $6,781,842 in finders’ fees for all of the J.P. Morgan Funds.

For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2009 in the amounts indicated below (amounts in thousands):

Part I - 14

Fund	Capital Loss Carryforwards	Expiration Date
Strategic Preservation Fund	$4	10/31/2015
	322	10/31/2016
	756	10/31/2017
Remaining	1,082

To the extent that these capital losses are used to offset future capital gain, it is probable that gain so offset will not be distributed to shareholders. For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Bloomberg LP	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. – Standard & Poor’s	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of January 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Principal Holders

As of January 31, 2010, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund:

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
STRATEGIC PRESERVATION FUND
CLASS A SHARES	AMERITRADE INC FBO OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	18.37%

Part I - 15

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
STRATEGIC PRESERVATION FUND
	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2425	40.56%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	35.94%
CLASS C SHARES	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	86.37%
	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	13.57%
CLASS R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
SELECT CLASS SHARES	JP MORGAN INVESTMENT MGMT* ATTN NANCY WILLIAMS OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements of the Fund are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2009 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 16

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

June 2, 2010, as Supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Alternative Strategies Fund
(the “Alternative Strategies Fund” or the “Fund”)
Class A/JASAX; Class C/JARCX; Select/JARSX; R5/JASRX

This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectuses for the Fund dated June 2, 2010, as supplemented from time to time (“Prospectuses”). The Prospectuses are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund, simply write or call:

J.P. Morgan Funds Services
P.O Box 8528
Boston, MA 02266-8528
1-800-480-4111

SAI-ASF-1210

PART I

GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
INVESTMENT PRACTICES	4
DIVERSIFICATION	10
PORTFOLIO TURNOVER	10
TRUSTEES	11
Standing Committees	11
Ownership of Securities	11
Trustee Compensation	12
INVESTMENT ADVISER	13
Investment Advisory Fees	13
PORTFOLIO MANAGERS	13
Portfolio Managers’ Other Accounts Managed	13
Portfolio Managers — Ownership of Securities	13
ADMINISTRATOR	14
Administrator Fees	14
DISTRIBUTOR	14
Compensation Paid to JPMDS	14
Distribution Fees	14
SHAREHOLDER SERVICING	14
Shareholder Services Fees	14
BROKERAGE AND RESEARCH SERVICES	14
Brokerage Commissions	14
Broker Research	14
Securities of Regular Broker-Dealers	15
FINANCIAL INTERMEDIARY	15
Other Cash Compensation	15
Finders’ Fee Commissions	15
TAX MATTERS	15
Capital Loss Carryforwards	15
PORTFOLIO HOLDINGS DISCLOSURE	16
SHARE OWNERSHIP	16
Trustees and Officers	16
Principal Holders	16
FINANCIAL STATEMENTS	16

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

i

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, JPMT I consists of other series representing separate investment funds (each a “J.P. Morgan Fund”).

Share Classes

The Board of Trustees of JPMT I has authorized the issuance and sale of the following share classes of the Fund: Class A, Class C, Select Class, and Class R5 (collectively the “Shares.”)

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectuses. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 1

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment restrictions regarding industry concentration, a Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions). For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies.

The Fund:

(1)	May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

(2)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(3)	May not borrow money, except to the extent permitted by applicable law;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933 Act, as amended;

(5)	May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities

Part I - 2

or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities or investments in exchange traded funds, investment companies, and pooled investment vehicles that invest in commodities or commodity futures including those structured as grantor trusts;

(6)	May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may:

(a)	invest in securities or other instruments directly or indirectly secured by real estate, and

(b)	invest in securities or other instruments issued by issuers that invest in real estate; or

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Fundamental investment policy (2) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Generally, the 1940 Act limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid; or

(2)	May not purchase or sell interests in oil, gas or mineral leases.

Part I - 3

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed end investment companies	Auction Rate Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.
Bank Obligations
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.
Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.
Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper

Part I - 4

Instrument	Part II Section Reference
Commodity-Related Pooled Investment Vehicles: Ownership interests in grantor trusts and other pooled investment vehicles that hold tangible assets such as gold, silver or other commodities or invest in commodities futures. Grantor trusts are typically traded on an exchange and include iShares Silver Trust and SPDR Gold ETF.
Commodity-Related Pooled Investment Vehicles
Common Stock: Shares of ownership of a company.	Equity Securities Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.
Swaps and Related Swap Products
Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.
Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.
Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)

Part I - 5

Instrument	Part II Section Reference
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.
Investment Company Securities and Exchange Traded Funds
Exchange Traded Notes (“ETNs”): Senior, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.	Miscellaneous Investment Strategies and Risks
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”), forward rate agreements and currency swaps, caps and floors.
Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.
Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by the Fund’s adviser to be of comparable quality.
Debt Instruments
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.
Debt Instruments
Initial Public Offerings (“IPO”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.
Inverse Floaters and Interest Rate Caps

Part I - 6

Instrument	Part II Section Reference
Investment Company Securities: Shares of other investment companies, including money market funds for which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.
Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments in less developed countries.	Loan Assignments and Participations
Master Limited Partnerships (“MLPs”): Limited partnerships that are publicly traded on a securities exchange	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.
Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities, indexes of securities, interest rate futures contracts and interest rate swaps and (b) futures contracts on securities and indexes of securities.
Options and Futures Transactions

Part I - 7

Instrument	Part II Section Reference
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidations.	Equity Securities Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.
Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.
Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.
Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33-1/3% of the Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending
Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.
Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)

Part I - 8

Instrument	Part II Section Reference
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.
Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.
Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to t third party at par.
Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).
Treasury Receipts
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.
Trust Preferred Securities

Part I - 9

Instrument	Part II Section Reference
U.S. Government Agency Securities: Securities issued or guaranteed by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.
Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).
U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.
Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.
Debt Instruments

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a non-diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio

Part I - 10

turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI. The Fund has not commenced operations as of the date of this SAI. Therefore, there is no portfolio turnover rate for the Fund to report at this time.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations as of the date of this SAI, there are no committee meetings to report with respect to the Fund.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of Alternative Strategies Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(2), (3)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1) The Fund has not commenced operations as of the date of this SAI. Therefore, the Trustees do not own any shares of the Fund.

(2) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (145 funds).

(3) For Ms. McCoy and Meesrs. Finn, Higgins, Marshall, Oden and Spalding, the amount includes deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the ”Trustees Compensation” section in Part II of this SAI.

Part I - 11

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Unless otherwise noted, trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Alternative Strategies Fund(1)	Total Compensation Paid from the Fund Complex(2)
Independent Trustees
William J. Armstrong	None	$264,000
John F. Finn	None	0	ˆ
Dr. Matthew Goldstein	None	253,000
Robert J. Higgins	None	0	ˆˆ
Peter C. Marshall	None	286,000
Marilyn McCoy	None	264,000
William G. Morton, Jr.	None	220,000
Robert A. Oden, Jr.	None	154,000	ˆˆˆ
Fergus Reid, III	None	418,000
Frederick W. Ruebeck	None	253,000
James J. Schonbachler	None	220,000
Interested Trustees
Frankie D. Hughes	None	220,000
Leonard M. Spalding, Jr.	None	264,000

(1) Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to the Trustees.

(2) A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (145 funds).

ˆ Does not include $220,000 of Deferred Compensation.

ˆˆ Does not include $253,000 of Deferred Compensation.

ˆˆˆ Does not include $66,000 of Deferred Compensation.

Part I - 12

INVESTMENT ADVISER

Investment Advisory Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any investment advisory fees. For more information about the investment adviser, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of February 28, 2010:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Alternative Strategies Fund
Bala Iyer	10	$10,431.004	4	$742.224	11	$870.375
Gary Madich	1	1,312.846	0	0	4	182.849
Michael Loeffler	9	9,796.775	2	604.335	10	784.957
Duane Huff	1	1,312.846	0	0	29	733.848
Ove Fladberg	0	0	0	0	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2010:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Alternative Strategies Fund
Bala Iyer	0	$0	2	$500.777	1	$128.814
Gary Madich	0	0	0	0	0	0
Michael Loeffler	0	0	1	488.907	1	128.814
Duane Huff	0	0	0	0	0	0
Ove Fladberg	0	0	0	0	0	0

Portfolio Managers — Ownership of Securities

Since the Fund has not commenced operations as of the date of this SAI, the portfolio managers do not own any shares of the Fund. For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

Part I - 13

ADMINISTRATOR

Administrator Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any administrator fees. For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to JPMDS. For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Distribution Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any distribution fees. For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders):

Select Class, Class A, and Class C	0.25%
Class R5	0.05%

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any shareholder servicing agent fees. For more information concerning shareholder servicing, see the ”Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions. For more information concerning brokerage commissions, see the ”Portfolio Transactions” section in Part II of this SAI.

Broker Research

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions and therefore no brokerage commissions have been used to pay for broker research.

Part I - 14

Securities of Regular Broker-Dealers

Since the Fund has not commenced operations as of the date of this SAI, the Fund owns no securities of regular broker-dealers (or parents).

FINANCIAL INTERMEDIARY

Other Cash Compensation

Since the Fund has not commenced operations as of the date of this SAI, the Fund’s Adviser and JPMDS have not made any other cash compensation arrangements with respect to the Fund.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to the Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000 — $3,999,999*	1.00%
$4,000,000 — $9,999,999	0.75%
$10,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finders’ Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of net sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

TAX MATTERS

Capital Loss Carryforwards

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not had any capital loss carryforwards. For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

Part I - 15

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies — Standard and Poor’s	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

Since the Fund has not commenced operations as of the date of this SAI, the officers and Trustees do not own any shares of the Fund.

Principal Holders

Since the Fund has not commenced operations as of the date of this SAI, no persons are owners of record of, or are known by JPMT I to own beneficially, 5% or more of the outstanding shares of the Fund.

FINANCIAL STATEMENTS

Since the Fund has not commenced operations as of the date of this SAI, there are no financial statements for the Fund. When they become available, financial statements will be available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 16

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

August 3, 2010, as Supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Managed Income Fund

Select/JMGSX; Institutional/JMGIX

(the “Managed Income Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectuses for the Fund dated August 3, 2010, as supplemented from time to time (“Prospectuses”). The Prospectuses are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund, simply write or call:

J.P. Morgan Institutional Funds Service Center

500 Stanton Christiana Road, 3-OPS3

Newark, DE 19713

1-800-766-7722

SAI-MIF-1210

PART I

GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
INVESTMENT PRACTICES	4
DIVERSIFICATION	6
PORTFOLIO TURNOVER	6
TRUSTEES	7
Standing Committees	7
Ownership of Securities	7
Trustee Compensation	8
INVESTMENT ADVISER	9
Investment Advisory Fees	9
PORTFOLIO MANAGERS	9
Portfolio Managers’ Other Accounts Managed	9
Portfolio Managers - Ownership of Securities	9
ADMINISTRATOR	9
Administrator Fees	9
DISTRIBUTOR	10
Compensation Paid to JPMDS	10
Distribution Fees	10
SHAREHOLDER SERVICING	10
Shareholder Services Fees	10
BROKERAGE AND RESEARCH SERVICES	10
Brokerage Commissions	10
Broker Research	10
Securities of Regular Broker-Dealers	10
FINANCIAL INTERMEDIARY	11
Other Cash Compensation	11
Finders’ Fee Commissions	11
Finders’ Fee Paid by Adviser and Distributor	11
TAX MATTERS	11
Capital Loss Carryforwards	11
PORTFOLIO HOLDINGS DISCLOSURE	11
SHARE OWNERSHIP	12
Trustees and Officers	12
Principal Holders	12
FINANCIAL STATEMENTS	12

please see Part II of this sai FOR ITS tABLE OF cONTENTS

i

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, JPMT I consists of other series representing separate investment funds (each a “J.P. Morgan Fund”).

Share Classes

The Board of Trustees of JPMT I has authorized the issuance and sale of the following share classes of the Fund: Select Class and Institutional Class Shares (collectively the “Shares.”)

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectuses. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 1

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment restrictions regarding industry concentration, “to concentrate” generally means to invest more than 25% of a Fund’s assets, taken at market value at the time of investment. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities, or political subdivisions, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by any of the foregoing. For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For purposes of fundamental investment policies regarding industry concentration, “group of industries” means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources.

Fundamental Investment Policies.

The Fund:

(1)	Except as otherwise permitted by the SEC, may not purchase any security that would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in a particular industry or group of industries other than the banking industry; ;

(2)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(3)	May not borrow money, except to the extent permitted by applicable law;

Part I - 2

(4)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933 Act, as amended;

(5)	May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments including derivatives related to physical commodities or investments in exchange traded funds, investment companies, and pooled investment vehicles that invest in commodities or commodity futures including those structured as grantor trusts;

(6)	May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may:

(a) invest in securities or other instruments directly or indirectly secured by real estate, and

(b) invest in securities or other instruments issued by issuers that invest in real estate; or

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Fundamental investment policy (2) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Generally, the 1940 Act limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in "Investment Strategies and Policies – Miscellaneous Investment Strategies and Risks – Borrowings" in SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result

Part I - 3

thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid; or

(2)	May not purchase or sell interests in oil, gas or mineral leases.

(3)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference
Asset-Backed Securities: Securities secured by company receivables, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.	Asset-Backed Securities

Bank Obligations:  Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

Part I - 4

Instrument	Part II Section Reference
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)
Temporary Defensive Positions: To respond to unusual circumstances the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts

U.S. Government Agency Securities: Securities issued or guaranteed by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.

Mortgage-Related Securities

Part I - 5

Instrument	Part II Section Reference

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).

U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.

Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI. The Fund has not commenced operations as of the date of this SAI. Therefore, there is no portfolio turnover rate for the Fund to report at this time.

Part I - 6

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations as of the date of this SAI, there are no committee meetings to report with respect to the Fund. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of Managed Income Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(2), (3)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1) The Fund has not commenced operations as of the date of this SAI. Therefore, the Trustees do not own any shares of the Fund.
(2) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (145 funds).
(3) For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, the amount includes deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Part I - 7

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $250,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000 and the Vice Chairman $75,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000 and $37,500 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Unless otherwise noted, trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	Managed Income Fund(1)	Total Compensation Paid from the Fund Complex(2)(3)
Independent Trustees
William J. Armstrong	None	$264,000
John F. Finn	None	0^
Dr. Matthew Goldstein	None	253,000
Robert J. Higgins	None	0^^
Peter C. Marshall	None	286,000
Marilyn McCoy	None	264,000
William G. Morton, Jr.	None	220,000
Robert A. Oden, Jr.	None	154,000^^^
Fergus Reid, III	None	418,000
Frederick W. Ruebeck	None	253,000
James J. Schonbachler	None	220,000
Interested Trustees
Frankie D. Hughes	None	220,000
Leonard M. Spalding, Jr.	None	264,000

(1) Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to the Trustees.
(2) A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (145 funds).
(3) For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, the amount includes deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.
^ Does not include $220,000 of Deferred Compensation.
^^ Does not include $253,000 of Deferred Compensation.
^^^ Does not include $66,000 of Deferred Compensation.

Part I - 8

INVESTMENT ADVISER

Investment Advisory Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any investment advisory fees. For more information about the investment adviser, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information on the other accounts managed by each portfolio manager as of June 30, 2010:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Managed Income Fund
John Donohue	0	$0	0	$0	0	$0
David Martucci	1	30,083.597	1	59,260.830	79	13,717,409.254

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2010:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Managed Income Fund
John Donohue	0	$0	0	$0	0	$0
David Martucci	0	0	0	0	0	0

Portfolio Managers - Ownership of Securities

Since the Fund has not commenced operations as of the date of this SAI, the portfolio managers do not own any shares of the Fund. For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any administrator fees. For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

Part I - 9

DISTRIBUTOR

Compensation Paid to JPMDS

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to JPMDS. For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Distribution Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any distribution fees. For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders):

Select Class	0.25%
Institutional Class	0.10%

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any shareholder servicing agent fees. For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions. For more information concerning brokerage commissions, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions and therefore no brokerage commissions have been used to pay for broker research.

Securities of Regular Broker-Dealers

Since the Fund has not commenced operations as of the date of this SAI, the Fund owns no securities of regular broker-dealers (or parents).

Part I - 10

FINANCIAL INTERMEDIARY

Other Cash Compensation

Since the Fund has not commenced operations as of the date of this SAI, the Fund’s Adviser and JPMDS have not made any other cash compensation arrangements with respect to the Fund.

Finders' Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee. Because the Fund does not offer Class A Shares, no finders’ fees are paid with respect to the Fund.

Finders’ Fees Paid By Adviser and Distributor

For the fiscal period ended February 28, 2010, the Advisers and JPMDS paid approximately $8,488,943 in finders’ fees for all J.P. Morgan Funds. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not had any capital loss carryforwards. For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies – Standard & Poor’s	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

Part I - 11

SHARE OWNERSHIP

Trustees and Officers

Since the Fund has not commenced operations as of the date of this SAI, the officers and Trustees do not own any shares of the Fund.

Principal Holders

Since the Fund has not commenced operations as of the date of this SAI, no persons are owners of record of, or are known by JPMT I to own beneficially, 5% or more of the outstanding shares of the Fund.

FINANCIAL STATEMENTS

Since the Fund has not commenced operations as of the date of this SAI, there are no financial statements for the Fund. When they become available, financial statements will be available without charge upon request by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722.

Part I - 12

J.P. Morgan International Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2010, as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan International Opportunities Plus Fund*

(the “International Opportunities Plus Fund”

or the “Fund”)

*Exchange tickers are not available for this Fund.

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectus for the Fund dated February 28, 2010, as supplemented from time to time (“Prospectus”). Additionally, this SAI incorporates by reference the audited financial statements dated October 31, 2009, included in the annual Shareholder Report relating to the Fund (the “Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s report are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds. For more information about the Fund, simply write or call:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI- INTOP-1210

PART I

GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT POLICIES	2
INVESTMENT PRACTICES	3
DIVERSIFICATION	7
PORTFOLIO TURNOVER	7
TRUSTEES	8
Standing Committees	8
Ownership of Securities	8
Trustee Compensation	9
INVESTMENT ADVISER	10
Investment Advisory Fees	10
PORTFOLIO MANAGERS	10
Portfolio Managers’ Other Accounts Managed	10
Portfolio Managers’ Ownership Of Securities	11
ADMINISTRATOR	11
Administrator Fees	11
DISTRIBUTOR	11
Compensation Paid to JPMDS	11
Distribution Fees	12
SHAREHOLDER SERVICING	12
Shareholder Services Fees	12
BROKERAGE AND RESEARCH SERVICES	12
Brokerage Commissions	12
Broker Research	13
FINANCIAL INTERMEDIARY	13
Other Cash Compensation	13
Finders’ Fee Commissions	13

TAX MATTERS	14
Capital Loss Carryforwards	14
PORTFOLIO HOLDINGS DISCLOSURE	14
SHARE OWNERSHIP	15
FINANCIAL STATEMENTS	15

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

Shares in the Fund of the Trust are generally offered in multiple classes. The following chart shows the share classes offered (or which may be offered in the future) by the Fund as of the date of this SAI:

Fund	Class A	Class C	Select Class
International Opportunities Plus Fund	X	X	X

The shares of the Fund are collectively referred to in this SAI as the “Shares.”

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the International Opportunities Plus Fund. Part II of this SAI contains information that generally applies to the J.P. Morgan Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a "Trustee."

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.”  JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”  Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. ("JPMIA"), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM, and JPMIM became the investment adviser for the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank.

Part I - 1

Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment restrictions listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, except as designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies

The Fund:

(1)	May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act;

(2)	May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(3)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(4)	May not borrow money, except to the extent permitted under the 1940 Act or the rules or

Part I - 2

regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(5)	May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the deposition of “restricted securities”;

(6)	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(7)	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(8)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Restrictions. The investment restrictions described below are non-fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without shareholder approval:

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(3)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Bank Obligations:  Bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Part I - 3

Instrument	Part II Section Reference

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.

Investment Company Securities and Exchange Traded Funds

Part I - 4

Instrument	Part II Section Reference

Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

Foreign Investments (including Foreign Currencies)
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds
Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, investments and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks

Part I - 5

Instrument	Part II Section Reference
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price at an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 ⅓% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending

Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Part I - 6

Instrument	Part II Section Reference
Temporary Defensive Positions: To respond to unusual circumstances the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

Treasury Receipts:  A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).

Mortgage-Related Securities

U.S. Government Obligations:  May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

DIVERSIFICATION

JPMT I is a registered investment management company and the Fund is a diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized

Part I - 7

by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

For the period ended October 31, 2009, the Fund’s portfolio turnover was 11%.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: Audit and Valuation Committee, Compliance Committee, Governance Committee and Investment Committee.

The Audit and Valuation Committee met four times during the fiscal year ended October 31, 2009. The Compliance Committee met four times during the fiscal year ended October 31, 2009. The Governance Committee met four times during the fiscal year ended October 31, 2009. The Investment Committee met four times during the fiscal year ended October 31, 2009. For a more complete discussion, see the “Trustees” Section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Fund and each Trustee’s aggregate dollar range of ownership in any funds that the Trustee oversees in the Family of Investment Companies as of December 31, 2009.

Name of Trustee	Dollar Range in Equity Securities of International Opportunities Plus Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1) (2)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (132 funds).

(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19, 2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

Part I - 8

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $220,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $198,000 and the Vice Chairman $66,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $44,000 and $33,000 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Unless otherwise noted, the Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	International Opportunities Plus Fund	Total Compensation paid from the Fund Complex(1)(2)
Independent Trustees
William J. Armstrong	$--	$264,000
John F. Finn	--	0^
Dr. Matthew Goldstein	--	253,000
Robert J. Higgins	--	0^^
Peter C. Marshall	--	286,000
Marilyn McCoy	--	264,000
William G. Morton, Jr	--	220,000
Robert A. Oden, Jr	--	154,000^^^
Fergus Reid, III	--	418,000
Frederick W. Ruebeck	--	253,000
James J. Schonbachler	--	220,000
Interested Trustee
Frankie D. Hughes	--	220,000
Leonard M. Spalding, Jr	--	264,000

(1) Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex currently overseen by the Board of Trustees includes ten registered investment companies (132 funds).

(2) For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19, 2009.  For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

^	Does not include $220,000 of Deferred Compensation.
^^	Does not include $253,000 of Deferred Compensation.
^^^	Does not include $66,000 of Deferred Compensation.

Part I - 9

INVESTMENT ADVISER

Investment Advisory Fees

For the fiscal period ended October 31, 2009, the Fund paid or waived investment advisory fees as set forth below.

	For the Fiscal Period Ended
	10/31/2009*
	Paid	Waived
International Opportunities Plus Fund	$ --	($2,640)
*The Fund commenced operations on 10/14/2009

For more information about the investment adviser, see the “Investment Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2009:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
International Opportunities Plus Fund
Jeroen Huysinga	6	$912,400	5	$2,307,600	9	$1,215,700
Georgina Perceval Maxwell	2	146,800	5	3,430,300	5	604,300
Gerd Woort-Menker	6	2,516,500	6	811,100	2	88,100

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2009:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
International Opportunities Plus Fund
Jeroen Huysinga	0	$0	1	$128,200	4	$1,379,700
Georgina Perceval Maxwell	0	0	0	0	2	1,426,100
Gerd Woort-Menker	0	0	0	0	0	0

Part I - 10

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of shares of the Fund beneficially owned by each portfolio manager, as of October 31, 2009.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001 - $1,000,000	over $1,000,000
Jeroen Huysinga	X
Georgina Perceval Maxwell	X
Gerd Woort-Menker	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co-administration fees paid or accrued by the Fund to JPMorgan Funds Management, Inc. (the amount voluntarily waived is in parentheses) for the fiscal periods indicated.

	For the fiscal period ended 10/31/2009*
	Paid	Waived
International Opportunities Plus Fund	$ ---	($225)

*The Fund commenced operations on 10/14/2009.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2009.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
International Opportunities Plus Fund	-	-	-	-

There were no underwriting commissions retained by JPMDS for the fiscal year ended October 31, 2009.

For a more complete discussion, see the “Distributor” section in Part II of this SAI

Part I - 11

Distribution Fees

The tables below set forth the Rule 12b-1 fees that the Funds paid to or that were accrued by J.P. Morgan Fund Distributors, Inc. or JPMDS, as applicable, with respect to the fiscal period indicated:

	For the Fiscal Period Ended
	10/31/2009*
	Paid	Waived
International Opportunities Plus Fund
Class A Shares	$ 6	$ --
Class C Shares	17	--
*The Fund commenced operations on 10/14/2009

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing Shareholder Services and Other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value ("NAV") of Fund shares owned by or for shareholders):

Select Class, Class A and Class C Shares	0.25%

The table below set forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated:.

	For the Fiscal Period Ended
	10/31/2009*
	Paid	Waived
International Opportunities Plus Fund
Class A Shares	$--	($6)
Class C Shares	--	(6)
Select Class Shares	--	(562)
*The Fund commenced operations on 10/14/2009

For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions to JPMDS for the fiscal period indicated:

Part I - 12

10/31/2009*
Fund
International Opportunities Plus Fund
Total Brokerage Commissions	$1,684
Brokerage Commissions to Affiliated Broker-Dealers	--
*The Fund commenced operations on 10/14/2009

Broker Research

For the fiscal year ended October 31, 2009, the Adviser did not allocate any brokerage commissions to brokers who provided broker research including third party research for the Fund. The Fund commenced operations on October 14, 2009.

Securities of Regular Broker-Dealers

As of October 31, 2009, the Fund owned securities of its regular broker-dealers (or parents) as shown below.

Fund	Name of Broker-Dealer	Value of Securities Owned
International Opportunities Plus Fund	UBS Financial Services Inc	$46,773

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal year ended October 31, 2009, JPMIM, JPMIA and SC-R&M paid approximately $85,491,405, $54,082,089 and $154,875, respectively, for all the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, and the J.P. Morgan Fixed Income Funds (collectively, “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Fund, such fees are paid in accordance with the following schedule:

Part I - 13

Amount of Purchases	Finders’ Fees*
$1,000,000 — $3,999,999**	1.00%
$4,000,000 — $9,999,999	0.75%
$10,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If any defined contribution plan redeems within 12 months of the purchase date all of the shares for which a finder’s fee has been paid, JPMDS may reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan. JPMDS reserves the right to alter or change the fnder’s fee policy on these plans at any time at its own discretion.

**	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finders’Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2009:

Fund	Capital Loss Carryforwards	Expiration Date
International Opportunities Plus Fund	$1,097	10/31/2017
Remaining	$1,097

To the extent that these capital losses are used to offset future capital gain, it is probable that gain so offset will not be distributed to shareholders. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Vickers Stock Research Corp	Monthly	30 days after month end
MorningStar Inc	Monthly	30 days after month end
Lipper, Inc	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. - Standard & Poor's	Monthly	30 days after month end
JPMorgan Chase & Co	Monthly	30 days after month end

Part I - 14

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers. As of January 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of the Fund.

Principal Holders. As of January 31, 2010, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of the Fund:

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
International Opportunities Plus Fund		%
Class A Shares	JPMorgan Investment Mgmt* Attn: Beverly Hoyng 1111 Polaris Parkway – Suite 2F Columbus, Ohio 43240-2031	100%
Class C Shares	JPMorgan Investment Mgmt* Attn: Beverly Hoyng 1111 Polaris Parkway – Suite 2F Columbus, Ohio 43240-2031	100%
Select Class Shares	JPMorgan Investment Mgmt* Attn: Beverly Hoyng 1111 Polaris Parkway – Suite 2F Columbus, Ohio 43240-2031	100%

* The shareholder of record is a subsidiary or affiliate of JPMorgan Chase (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase may be deemed to be a “controlling person” of such shares under the 1940 Act.

The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2009, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 15

JPMorgan SMA Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2010, as supplemented December 22, 2010

JPMORGAN TRUST I (“JPMT I”)

JPMorgan International Value SMA Fund
Ticker: JTVIX
(the “International Value SMA Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectus for the Fund dated February 28, 2010, as supplemented from time to time (the “Prospectus”). Additionally, this SAI incorporates by reference the financial statements, included in the annual Shareholder Report dated October 31, 2009, relating to the Fund (the “Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s report, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 254 Park Avenue, New York, New York 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-INTVSMA-1210

PART I

GENERAL	1
The Trust and the Fund	1
Miscellaneous	1

INVESTMENT POLICIES	2

INVESTMENT PRACTICES	3

DIVERSIFICATION	9

PORTFOLIO TURNOVER	9

TRUSTEES	10
Standing Committees	10
Ownership of Securities	10
Trustee Compensation	11

INVESTMENT ADVISER	11
Investment Advisory Fees	11

PORTFOLIO MANAGER	12
Portfolio Manager’s Other Accounts Managed	12
Portfolio Manager – Ownership Of Securities	12
Administrator Fees	12

DISTRIBUTOR	13
Compensation Paid to JPMDS	13

BROKERAGE AND RESEARCH SERVICES	13
Brokerage Commissions	13
Broker Research	14

FINANCIAL INTERMEDIARY	14
Other Cash Compensation Payments	14

TAX MATTERS	14
Capital Loss Carryforwards	14

PORTFOLIO HOLDINGS DISCLOSURE	14

SHARE OWNERSHIP	15

FINANCIAL STATEMENTS	15

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the International Value SMA Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JFIMI and HCM are also referred to herein as “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 1

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (“1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objectives) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Fundamental Investment Policies

The Fund:

(1)	May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)	May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the deposition of “restricted securities”;

Part I - 2

(5)	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(6)	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment restrictions described below are non-fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without shareholder approval:

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(4)	ay not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Part I - 3

Instrument	Part II Section Reference
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights

Part I - 4

Instrument	Part II Section Reference
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.

Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against interest rate and currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

Part I - 5

Instrument	Part II Section Reference
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Investment Company Securities: Shares of other investment companies including funds for which the adviser or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds
Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights

Part I - 6

Instrument	Part II Section Reference
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1/3% of the Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending
Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements

Part I - 7

Instrument	Part II Section Reference
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign, government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).

Mortgage-Related Securities

Part I - 8

Instrument	Part II Section Reference
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).

U.S. Government Obligations
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

DIVERSIFICATION

The Fund is a non-diversified investment company, as defined under the 1940 Act. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate for the two most recently completed fiscal years.

Fund	Fiscal Year Ended 10/31/08	Fiscal Year Ended 10/31/09
International Value SMA Fund	115%	119%

Part I - 9

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investment Committee.

The Audit and Valuation Committee met four times during the fiscal year ended October 31, 2009. The Compliance Committee met four times during the fiscal year ended October 31, 2009. The Governance Committee met four times during the fiscal year ended October 31, 2009. The Investment Committee met four times during the fiscal year ended October 31, 2009. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2009, in the Fund and each Trustee’s aggregate dollar range of ownership in any funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range in Equity Securities of International Value SMA Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1)(2)
Independent Trustees
William J. Armstrong	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustees
Frankie D. Hughes	None	Over $100,000
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (132 Funds).

(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008, and August 19, 2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2009, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Part I - 10

Trustee Compensation

The Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $220,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $198,000 and the Vice Chairman $66,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $44,000 and $33,000 respectively. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2009, is set forth below:

Name of Trustee	International Value SMA Fund	Total Compensation paid from the Fund Complex(1)(2)
Independent Trustees
William J. Armstrong	$56	$264,000
John F. Finn	47	0ˆ
Dr. Matthew Goldstein	55	253,000
Robert J. Higgins	55	0ˆˆ
Peter C. Marshall	61	286,000
Marilyn McCoy	56	264,000
William G. Morton, Jr.	47	220,000
Robert A. Oden, Jr.	47	154,000ˆˆˆ
Fergus Reid, III	91	418,000
Frederick W. Ruebeck	55	253,000
James J. Schonbachler	47	220,000
Interested Trustees
Frankie D. Hughes	47	220,000
Leonard M. Spalding, Jr.	56	264,000

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex currently overseen by the Board of Trustees includes ten registered investment companies (132 Funds).

(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, these amounts include deferred compensation balances, as of December 31, 2009, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees, as amended and restated January 1, 2008 and August 19, 2009. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

ˆ	Does not include $220,000 of Deferred Compensation.

ˆˆ	Does not include $253,000 of Deferred Compensation.

ˆˆˆ	Does not include $66,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

The Fund will not pay any direct advisory or other fees. See “Fees and Expenses of the Fund” in the “Risk/Reward Summary” section of the Fund’s Prospectus for more information on this arrangement. JPMIM will be compensated directly or indirectly by the separately managed account sponsors. JPMIM was paid $0 in investment advisory fees for the fiscal period ended October 31, 2007, and $0 for the fiscal

Part I - 11

years ended October 31, 2008 and 2009. The Fund was launched on August 17, 2007. The fiscal period ended October 21, 2007, covers the period August 17, 2007, the inception date of the Fund, through October 31, 2007.

PORTFOLIO MANAGER

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts managed by the portfolio manager as of October 31, 2009:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Gerd Woort-Menker	5	$2,343,400	6	$811,100	2	$88,100

The following table shows information on the other accounts managed by the portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2009:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Gerd Woort-Menker	0	0	0	0	0	0

Portfolio Manager – Ownership Of Securities

The following table indicates the dollar range of shares of the Fund beneficially owned by the portfolio manager, as of October 31, 2009.

Aggregate Dollar Range of Securities in the Fund
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Gerd Woort-Menker	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co–administration fees paid by the Fund to JPMorgan Funds Management, Inc. (the amount voluntarily waived is in parentheses) for the fiscal periods indicated (amounts in thousands).

Part I - 12

	Fiscal Year Ended
	10/31/2007*		10/31/2008		10/31/2009
Fund	Paid	Waived	Paid	Waived	Paid	Waived
International Value SMA Fund	$—	$(1)	$—	$(71)	$—	$(102)

*	The Fund was launched on August 17, 2007. Therefore, the fiscal year ended October 31, 2007, covers the period August 17, 2007, through October 31, 2007.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2009.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
International Value SMA Fund	—	—	—	—

There were no underwriting commissions retained by JPMDS for the fiscal year ended October 31, 2009.

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended
	10/31/2007*	10/31/2008	10/31/2009
Fund
International Value SMA Fund
Total Brokerage Commissions	$19	$231	$272
Brokerage Commissions to Affiliated Broker-Dealers	$—	$1	$—

*	The Fund was launched on August 17, 2007. Therefore, the fiscal year ended October 31, 2007, covers the period August 17, 2007, through October 31, 2007.

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Part I - 13

Broker Research

For the fiscal year ended October 31, 2009, the Adviser allocated brokerage commissions to brokers who provided broker research including third party research for the Fund as follows:

Fund	Amounts
International Value SMA Fund	$204,532

Securities of Regular Broker-Dealers

As of October 31, 2009, the Fund did not own any securities of its regular broker-dealers.

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation Payments

During the fiscal year ended October 31, 2009, JPMIM, JPMIA and SC-R&M paid approximately $85,491,405, $54,082,089 and $154,875, respectively, for all the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2009 (amounts in thousands):

Fund	Capital Loss Carryforwards	Expiration Date
International Value SMA Fund	$13	10/31/2015
	13,623	10/31/2016
	22,798	10/31/2017
Remaining	$36,434

To the extent that these capital losses are used to offset future capital gain, it is probable that gain so offset will not be distributed to shareholders. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Part I - 14

Bloomberg LP	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Merrill Lynch	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc.-Standard & Poor’s	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers.

As of January 31, 2010, the officers and Trustees, as a group, owned less than 1% of the shares of the Fund.

Principal Holders. As of January 31, 2010, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of the Fund:

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	37.45%
UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	23.01%

The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2009, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 15

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART II

Part II of this SAI describes policies and practices that apply to each of the J.P. Morgan Funds, for which Part I precedes this Part II. Part II is not a standalone document and must be read in conjunction with Part I. References in this Part II to a “Fund” mean each J.P. Morgan Fund, unless noted otherwise. Capitalized terms used and not otherwise defined in this Part II have the meanings given to them in Part I of this SAI.

PART II

INVESTMENT STRATEGIES AND POLICIES	1
Asset-Backed Securities	1
Auction Rate Securities	2
Bank Obligations	3
Commercial Paper	4
Convertible Securities	4
Custodial Receipts	4
Debt Instruments	4
Below Investment Grade Securities	4
Corporate Debt Securities	5
High Yield/High Risk Securities/Junk Bonds	5
Inflation-Linked Debt Securities	5
Variable and Floating Rate Instruments	6
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities	9
Demand Features	9
Equity Securities, Warrants and Rights	9
Common Stock	9
Common Stock Warrants and Rights	9
Preferred Stock	10
Initial Public Offerings	10
Foreign Investments	10
Risk Factors of Foreign Investments	10
Brady Bonds	11
Obligations of Supranational Entities	11
Emerging Markets Securities	12
Sovereign Obligations	13
Foreign Currency Transactions	14
Inverse Floaters and Interest Rate Caps	18
Investment Company Securities and Exchange Traded Funds	19
Investment Company Securities	19
Exchange Traded Funds (“ETFs”)	19
Loan Assignments and Participations	20
Miscellaneous Investment Strategies and Risks	23
Borrowings	23
Commodity-Linked Derivatives	24
Exchange-Traded Notes	24
Exemptive Relief to Invest in Financial Instruments	24
Impact of Large Redemptions and Purchases of Fund Shares	25
Government Intervention in Financial Markets	25
Interfund Lending	25
Master Limited Partnerships	26
New Financial Products	26
Private Placements, Restricted Securites and Other Unregistered Securities	26
Securities Issued in Connection with Reorganizations and Corporate Restructuring	28
Temporary Defensive Positions	28

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Mortgage-Related Securities	28
Mortgages (Directly Held)	28
Mortgage-Backed Securities (CMOS and REMICS)	29
Mortgage Dollar Rolls	31
Stripped Mortgage-Backed Securities	31
Adjustable Rate Mortgage Loans	32
Risk Factors of Mortgage-Related Securities	33
Municipal Securities	36
Risk Factors in Municipal Securities	38
Limitations on the Use of Municipal Securities	40
Options and Futures Transactions	40
Purchasing Put and Call Options	40
Selling (Writing) Put and Call Options	41
Engaging in Straddles and Spreads	42
Options on Indexes	42
Exchange-Traded and OTC Options	42
Futures Contracts	42
Cash Equitization	43
Options on Futures Contracts	43
Combined Positions	44
Correlation of Price Changes	44
Liquidity of Options and Futures Contracts	44
Position Limits	45
Asset Coverage for Futures Contracts and Options Positions	45
Real Estate Investment Trusts (“REITs”)	45
Recent Events Relating to the Overall Economy	46
Repurchase Agreements	46
Reverse Repurchase Agreements	47
Securities Lending	47
Short Selling	48
Short-Term Funding Agreements	49
Structured Investments	49
Swaps and Related Swap Products	50
Credit Default Swaps	52
Temporary Liquidity Guarantee Program (TLGP) Securities	53
Synthetic Variable Rate Instruments	53
Treasury Receipts	53
Trust Preferred Securities	53
U.S. Government Obligations	54
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	54
RISK MANAGEMENT	55
SPECIAL FACTORS AFFECTING CERTAIN FUNDS	55
DIVERSIFICATION	56
DISTRIBUTIONS AND TAX MATTERS	56

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Qualification as a Regulated Investment Company	56
Excise Tax on Regulated Investment Companies	58
Fund Distributions	58
Sale or Redemption of Shares	60
Fund Investments	61
Investment in Other Funds	64
Backup Withholding	65
Foreign Shareholders	65
Foreign Taxes	67
Exempt-Interest Dividends	67
State and Local Tax Matters	68
Tax Shelter Reporting Regulations	69
General Considerations	69
TRUSTEES	69
Qualifications of Trustees	72
Board Leadership Structure and Oversight	75
Standing Committees	76
Trustee Compensation	78
OFFICERS	79
INVESTMENT ADVISERS AND SUB-ADVISERS	80
J.P. Morgan Investment Management Inc	81
Security Capital Research & Management Incorporated	83
JF International Management Inc	83
Highbridge Capital Management, LLC	84
J.P. Morgan Private Investments, Inc	85
POTENTIAL CONFLICTS OF INTEREST	85
PORTFOLIO MANAGER COMPENSATION	87
CODES OF ETHICS	88
PORTFOLIO TRANSACTIONS	89
Investment Decisions and Portfolio Transactions	89
Brokerage and Research Services	89
ADMINISTRATOR	92
DISTRIBUTOR	94
DISTRIBUTION PLAN	94
SECURITIES LENDING AGENT	97
CUSTODIAN	97
CUSTODY AND FUND ACCOUNTING FEES AND EXPENSES	98

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TRANSFER AGENT	99
SHAREHOLDER SERVICING	99
EXPENSES	101
FINANCIAL INTERMEDIARIES	102
ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES	102
TRUST COUNSEL	103
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	104
DIVIDENDS AND DISTRIBUTIONS	104
NET ASSET VALUE	104
DELAWARE TRUSTS	106
MASSACHUSETTS TRUSTS	107
MARYLAND CORPORATION	107
JPMFMFG	107
DESCRIPTION OF SHARES	108
Shares of JPMT I and JPMT II	108
Shares of JPMMFG and JPMMFIT	109
Shares of JPMFMFG	111
PORTFOLIO HOLDINGS DISCLOSURE	111
PROXY VOTING PROCEDURES AND GUIDELINES	113
HCM	115
Introduction/General Principles	115
Voting by the Firm	116
Resolving Conflicts of Interest	116
Confirming Independence of ISS	116
Recordkeeping	116
ADDITIONAL INFORMATION	117
APPENDIX A — PURCHASES, REDEMPTIONS AND EXCHANGES
APPENDIX B — DESCRIPTION OF RATINGS

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INVESTMENT STRATEGIES AND POLICIES

As noted in the applicable Prospectuses for each of the Funds, in addition to the main investment strategy and the main investment risks described in the Prospectuses, each Fund may employ other investment strategies and may be subject to other risks, which are described below. The Funds may engage in the practices described below to the extent consistent with their investment objectives, strategies, polices and restrictions. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Because the following is a combined description of investment strategies of all of the Funds, certain matters described herein may not apply to particular Funds.

For a list of investment strategies and policies employed by each Fund, see “INVESTMENT PRACTICES” in Part I of this SAI.

Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of these securities may be illiquid.

Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset-backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by Section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with municipal securities, see “Municipal Securities” below.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).

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A Fund’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order (see “Investment Company Securities and Exchange Traded Funds” below for more information), a Fund is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Fund’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

Bank Obligations

Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit may also include those issued by foreign banks outside the United States (“U.S.”) with total assets at the time of purchase in excess of the equivalent of $1 billion. Such certificates of deposit include Eurodollar and Yankee certificates of deposits. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S. Certain Funds may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments (including Foreign Currencies)”) herein. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements).

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks and savings and loan associations from which a Fund could purchase certificates of deposit.

The Funds will not invest in obligations for which a Fund’s Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Funds maintain demand deposits at their affiliated custodian, JPMorgan Chase Bank.

Subject to the Funds’ limitations on concentration in a particular industry, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of banks which meet the conditions set forth herein.

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Commercial Paper

Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Variable and Floating Rate Instruments” below.

Certain Funds may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Convertible Securities

Certain Funds may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

Custodial Receipts

Certain Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Debt Instruments

Below Investment Grade Securities. Securities that were rated investment grade at the time of purchase may subsequently be rated below investment grade (BB+ or lower by S&P and Bal or lower by Moody’s). Certain Funds that do not invest in below investment grade securities as a main investment strategy may nonetheless continue to hold such securities if the Adviser believes it is advantageous for the Fund to do so. The high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic

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changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities also can change suddenly and unexpectedly.

Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

High Yield/High Risk Securities/Junk Bonds. Certain Funds may invest in high yield securities, to varying degrees. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated but determined by the Fund’s Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments (including Foreign Currencies).” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted

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according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Variable and Floating Rate Instruments. Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

Subject to their investment objective policies and restrictions, certain Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market

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value that approximates its par value. Certain Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

As a result of the floating and variable rate nature of these investments, the Funds’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Funds’ yields may increase, and they may have reduced risk of capital depreciation.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Notes. Variable amount master notes are notes, which may possess a demand feature, that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable amount master notes may not be secured by collateral. To the extent that variable amount master notes are secured by collateral, they are subject to the risks described under the section “Loan Participations and Assignments-Collateral and Subordination Risk.”

Because master notes are direct lending arrangements between a Fund and the issuer of the notes, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. If the Fund is not repaid such principal and accrued interest, the Fund may not be able to dispose of the notes due to the lack of a secondary market.

While master demand notes are not typically rated by credit rating agencies, issuers of variable amount master notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial

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paper, if any, in Part I of this SAI under the heading “Diversification and Quality Descriptions”. A Fund’s Adviser will consider the credit risk of the issuers of such notes, including its earning power, cash flow, and other liquidity ratios of such issuers and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer.

Variable Rate Instruments and Money Market Funds. Variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s amortized cost rule applicable to money market funds, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities (other than in connection with the calculation of dollar-weighted average life to maturity of a portfolio) as follows:

(1)  Adjustable Rate Government Securities. A Government Security which is a variable rate security where the variable rate of interest is readjusted no less frequently than every 397 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a floating rate security shall be deemed to have a remaining maturity of one day.

(2)  Short-Term Variable Rate Securities. A variable rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3)  Long-Term Variable Rate Securities. A variable rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4)  Short-Term Floating Rate Securities. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5)  Long-Term Floating Rate Securities. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of a Fund’s net assets (5% for the J.P. Morgan Funds which are money market funds (the “Money Market Funds”)) only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures (except, with regard to the Money Market Funds, as provided under Rule 2a-7). If not rated, such instruments must be found by the Fund’s Adviser to be of comparable quality to instruments in which a Fund may invest. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

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Zero-Coupon, Pay-in-Kind and Deferred Payment Securities. Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero-coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Demand Features

Certain Funds may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments. See “Foreign Investments (including Foreign Currencies)” for more information on these risks.

Under a “stand-by commitment,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options.

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemption requests and remain as fully invested as possible.

Equity Securities, Warrants and Rights

Common Stock. Common stock represents a share of ownership in a company and usually carries voting rights and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company’s capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Common Stock Warrants and Rights. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not ordinarily invest in common stock.

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Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances.

Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

Preferred Stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

Initial Public Offerings (“IPOs”) . The Funds may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Foreign Investments (including Foreign Currencies)

Some of the Funds may invest in certain obligations or securities of foreign issuers. For purposes of a non-Money Market Fund’s investment policies and unless described otherwise in a Fund’s prospectus, an issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

The Money Market Funds may only invest in U.S. dollar-denominated securities.

Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:

Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to

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changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

Currency Risk. Foreign securities may be denominated in foreign currencies, although foreign issuers may also issue securities denominated in U.S. dollars. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations.

Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund that invests in foreign securities as part of its principal investment strategy to achieve its investment objective may depend, to a certain extent, on exchange rate movements.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter (“OTC”) secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community,

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the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

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Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remains uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, in the Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Sovereign Obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign

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debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Foreign Currency Transactions. Certain Funds may engage in various strategies to hedge against currency risks. These strategies may consist of use of any of the following, some of which also have been described elsewhere in this SAI: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund enters into such transactions in markets other than in the U.S., the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund’s investments in foreign securities. In addition, certain Funds may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Fund.

While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund’s hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Certain Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. A Fund’s dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

Transaction Hedging. When a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of their portfolio securities. A Fund will engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Certain Funds reserve the right to purchase and sell foreign currency futures contracts traded in the U.S. and subject to regulation by the Commodity Futures Trading Commission (“CFTC”).

For transaction hedging purposes, a Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the foreign currency futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

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Position Hedging. When engaging in position hedging, a Fund will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which a Fund’s Adviser expects to purchase. In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. A Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the U.S. and subject to regulation by the CFTC.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency Exchange Contracts. For hedging purposes or to increase income or gain, a Fund may purchase forward foreign currency exchange contracts, sometimes referred to as “currency forwards” (“Forward Contracts”), which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. In the case of a cancelable Forward Contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so no intermediary is required. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a Forward Contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

Foreign Currency Futures Contracts. Certain Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund may enter into foreign currency futures contracts for hedging purposes and other risk management purposes as defined in CFTC regulations. Certain Funds may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.

At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position; in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

For more information on futures contacts, see “Futures Contracts” under the heading “Options and Futures Transactions” below.

Foreign Currency Options. Certain Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

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A Fund is authorized to purchase or sell listed foreign currency options and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the Euro) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling the call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. Certain Funds may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.

Certain differences exist among these foreign currency instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties’ obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two-party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate.

The JPMorgan Emerging Markets Debt Fund may also purchase and sell barrier/“touch” options (“Barrier Options”), including knock-in options (“Knock-In Options”) and knock-out options (“Knock-Out Options”). A Barrier Option is a type of exotic option that gives an investor a payout once the price of the underlying currency reaches or surpasses (or falls below) a predetermined barrier. This type of option allows the buyer of the option to set the position of the barrier, the length of time until expiration and the payout to be received once the barrier is broken. There are two kinds of Knock-In Options, (i) “up and in” and (ii) “down and in”. With Knock-In Options, if the buyer has selected an upper price barrier, and the currency hits that level, the Knock-In Option turns into a more traditional option (“Vanilla Option”) whereby the owner has the right but not the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate on a specified date. This type of Knock-In Option is called “up and in”. The “down and in” Knock-In Option is the same as the “up and in”, except the currency has to reach a lower barrier. Upon hitting the chosen lower price level, the “down and in” Knock-In Option turns into a Vanilla Option. As in the Knock-In Option, there are two kinds of Knock-Out Options, (i) “up and out” and (ii) “down and out”. However, in a Knock-Out Option, the buyer begins with a Vanilla Option, and if the predetermined price barrier is hit, the Vanilla Option is cancelled and the seller has no further obligation. If the option hits the upper barrier, the option is cancelled and the investor loses the premium paid, thus, “up and out”. If the option hits the lower price barrier, the option is cancelled, thus, “down and out”. Barrier Options usually call for delivery of the underlying currency.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than those for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in

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the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

Non-Deliverable Forwards. Some of the Funds may also invest in non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to forward foreign currency exchange contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The Funds will segregate or earmark liquid assets in an amount equal to the marked to market, on a daily basis, of the NDF.

The Funds will typically use NDFs for hedging purposes, but may from time to time, use such instruments to increase income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Funds’ respective returns.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Other Foreign Currency Hedging Strategies. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and certain Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund’s investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust’s Board of Trustees.

Risk Factors in Foreign Currency Transactions. The following is a summary of certain risks associated with foreign currency transactions:

Imperfect Correlation. Foreign currency transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in a security being hedged creates the possibility that losses on the hedging transaction may be greater than gains in the value of a Fund’s securities.

Liquidity. Hedging instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although foreign currency transactions used for hedging purposes may reduce the risk of loss due to a decline in the

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value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

Leverage and Volatility Risk. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage a Fund’s exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by a Fund.

Strategy Risk. Certain Funds may use foreign currency derivatives for hedging as well as non-hedging purposes including to gain or adjust exposure to currencies and securities markets or to increase income or gain to a Fund. There is no guarantee that these strategies will succeed and their use may subject a Fund to greater volatility and loss. Foreign currency transactions involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks associated with derivatives in general, currencies, and investments in foreign and emerging markets.

Judgment of the Adviser. Successful use of foreign currency transactions by a Fund depends upon the ability of the applicable Adviser to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of the applicable Adviser are not met, a Fund would be in a worse position than if a foreign currency transaction had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when utilizing instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.

Other Risks. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. Rather, an Adviser will employ these techniques in an effort to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

Inverse Floaters and Interest Rate Caps

Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a

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specific index. These financial products will be more volatile in price than securities which do not include such a structure.

Investment Company Securities and Exchange Traded Funds

Investment Company Securities. A Fund may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Except as described below, the 1940 Act’s limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.

The 1940 Act’s limits summarized above do not apply to any J.P. Morgan Fund which is a fund of funds (“Fund of Funds”) such as the J.P. Morgan Investor Funds (the “Investor Funds”) or the JPMorgan SmartRetirement Funds or to other Funds, including the JPMorgan Access Funds, to the extent permitted by an order or rule issued by the SEC or as permitted by the 1940 Act. Effective July 31, 2006, under Rule 12d1-1 under the 1940 Act, any of the Funds may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund’s investment policies and restrictions and the conditions of the rule.

Pursuant to Rule 12d1-2 under the 1940 Act, effective as of July 31, 2006, funds of funds that previously were permitted only to invest in affiliated funds, government securities and short-term paper are now permitted under certain circumstances to invest in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund’s investment policies and (3) affiliated or unaffiliated money market funds as part of “cash sweep” arrangements. One consequence of these new rules is that any fund, whether or not previously designated as a fund of funds, may invest without limit in affiliated funds if the acquisition is consistent with the investment policies of the fund and the restrictions of the rules. A Fund investing in affiliated funds under these new rules could not invest in a Fund that did not have a policy prohibiting it from investing in shares of other funds in reliance on Section 12(d)(1)(F) and (G) of the 1940 Act.

Exchange Traded Funds (“ETFs”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard & Poor’s Depositary Receipts are ETFs that track the S&P 500 Index. Sector ETFs track companies represented in related industries within a sector of the economy. International ETFs track a group of stocks from a specific country.

ETFs also may hold a portfolio of debt securities. For example, iShares Barclays 1-3 Year Treasury Bond Fund invests in a portfolio of publicly issued, U.S. Treasury securities designed to track the Barclays Capital U.S. 1-3 Year Treasury Bond Index. Similarly, iShares iBoxx $ Investment Grade Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the iBoxx $ Liquid Investment Grade Index.

ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index.

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ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

The investment vehicles issuing ETFs may not be actively managed. Rather, the investment vehicle’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Funds may invest in them to the extent consistent with the Fund’s investment objective, policies and restrictions.

Unless permitted by the 1940 Act or an order or rule issued by the SEC (see “Investment Company Securities” above for more information), the Fund’s investments in unaffiliated ETFs are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies.

SEC exemptive orders granted to various iShares funds (which are ETFs) and other ETFs and their investment advisers permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Fund are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

Loan Assignments and Participations.

Some of the Funds may invest in fixed and floating rate loans (“Loans”). Loans may include senior floating rate loans (“Senior Loans”) and secured and unsecured loans, second lien or more junior loans and bridge loans (“Junior Loans”). Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Obligors”) and one or more financial institutions and other lenders (“Lenders”). Generally, the Funds invest in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties.

A Fund has direct rights against the Obligor on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically, a Fund will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of a Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.

A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the

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Obligor, it is possible, though unlikely, that the Fund could receive a portion of the borrower’s collateral. If the Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund’s portfolio.

In the process of buying, selling and holding Senior Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys or sells a Loan it may pay a fee. In certain circumstances, a Fund may receive a prepayment penalty fee upon prepayment of a Loan.

Additional Information concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have a claim on the assets and/or stock of the Obligor that is senior to that held by subordinated debtholders and shareholders of the Obligor. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or (iv) security interests in shares of stock of subsidiaries or affiliates.

Additional Information concerning Junior Loans. Junior Loans include secured and unsecured loans including subordinated loans, second lien and more junior loans, and bridge loans. Second lien and more junior loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Lien Loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Junior Loans that are bridge loans or bridge facilities (“Bridge Loans”) are short-term loan arrangements (e.g., 12 to 18 months) typically made by an Obligor in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans may be subordinate to other debt and may be secured or undersecured.

Additional Information concerning Unfunded Commitments. Unfunded commitments are contractual obligations pursuant to which the Fund agrees to invest in a Loan at a future date. Typically, the Fund receives a commitment fee for entering into the Unfunded Commitment.

Additional Information concerning Synthetic Letters of Credit. Loans include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Obligor.

Additional Information concerning Loan Originations. In addition to investing in loan assignments and participations, the Strategic Income Opportunities Fund may originate loans in which the Fund would lend money directly to a borrower by investing in limited liability companies or corporations that make loans directly to borrowers. The terms of the loans are negotiated with borrowers in private transactions. Such loans would be collateralized, typically with tangible fixed assets such as real property or interests in real property.

Limitations on Investments in Loan Assignments and Participations. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of an Assignment or Participation for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

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Risk Factors of Loan Assignments and Participations. Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Obligor of the underlying Loan. The Fund may incur additional credit risk when the Fund acquires a participation in a Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Loan was acquired. To the extent that Loans involve Obligors in foreign or emerging markets, such Loans are subject to the risks associated with foreign investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loan Assignments and Participations.

High Yield Securities Risk. The Loans that a Fund invests in may not be rated by an NRSRO, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “High Yield/High Risk Securities/Junk Bonds.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.

Liquidity Risk. Although the Funds limit their investments in illiquid securities to no more than 15% (5% for the Money Market Funds) of a Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to a Fund.

Collateral and Subordination Risk. With respect to Loans that are secured, a Fund is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Fund’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the Loan to be undercollateralized or unsecured. In such event, the Fund may have the ability to require that the Obligor pledge additional collateral. The Fund, however, is subject to the risk that the Obligor may not pledge such additional collateral or a sufficient amount of collateral. In some cases, there may be no formal requirement for the Obligor to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy an Obligor’s obligation on a Loan. If the Fund were unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect Fund performance.

If an Obligor becomes involved in bankruptcy proceedings, a court may restrict the ability of the Fund to demand immediate repayment of the Loan by Obligor or otherwise liquidate the collateral. A court may also invalidate the Loan or the Fund’s security interest in collateral or subordinate the Fund’s rights under a Senior Loan or Junior Loan to the interest of the Obligor’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Obligor. If a court required interest or principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Obligor did not receive fair consideration for granting the security interest in the Loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Obligor, but were instead paid to other persons (such as shareholders of the Obligor) in an amount which left the Obligor insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in Loan collateral. If the Fund’s security interest in Loan collateral is invalidated or a Senior Loan were subordinated to other debt of an Obligor in

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bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could have to refund interest. Lenders and investors in Loans can be sued by other creditors and shareholders of the Obligors. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.

Agent Risk. Selling Lenders, Agents and other entities who may be positioned between a Fund and the Obligor will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between a Fund and the Obligor may become insolvent or enter FDIC receivership or bankruptcy. The Fund might incur certain costs and delays in realizing payment on a Loan or suffer a loss of principal and/or interest if assets or interests held by the Agent, Lender or other party positioned between the Fund and the Obligor are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make Loans, particularly in connection with highly leveraged transactions, the availability of Loans for investment may be adversely affected. Furthermore, such legislation or regulation could depress the market value of Loans held by the Fund.

Inventory Risk. Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the Loan market may restrict a Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired.

Information Risk. There is typically less publicly available information concerning Loans than other types of fixed income investments. As a result, a Fund generally will be dependent on reports and other information provided by the Obligor, either directly or through an Agent, to evaluate the Obligor’s creditworthiness or to determine the Obligor’s compliance with the covenants and other terms of the Loan Agreement. Such reliance may make investments in Loans more susceptible to fraud than other types of investments. In addition, because the Adviser may wish to invest in the publicly traded securities of an Obligor, it may not have access to material non-public information regarding the Obligor to which other Loan investors have access.

Junior Loan Risk. Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Obligor’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Obligor. Junior Loans that are Bridge Loans generally carry the expectation that the Obligor will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. An Obligor’s use of Bridge Loans also involves the risk that the Obligor may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Obligor’s perceived creditworthiness.

Miscellaneous Investment Strategies and Risks

Borrowings. A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33-1/3% of its total assets to secure such borrowings. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage

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(that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Certain types of investments are considered to be borrowings under precedents issued by the SEC. Such investments are subject to the limitations as well as asset segregation requirements. In addition, each Fund may enter into Interfund Lending Arrangements. Please see “Interfund Lending”.

Commodity-Linked Derivatives. Commodity-linked derivatives are derivative instruments the value of which is linked to the value of a commodity, commodity index or commodity futures contract. A Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that a Fund’s use of leverage will be successful. Tax considerations may limit a Fund’s ability to pursue investments in commodity-linked derivatives.

Exchange-Traded Notes (“ETNs”) are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold like shares of stock on an exchange. However, ETNs have a different underlying structure. While ETF shares represent an interest in a portfolio of securities, ETNs are structured products that are an obligation of the issuing bank, whereby the bank agrees to pay a return based on the target index less any fees. Essentially, these notes allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.

Exemptive Relief to Invest in Financial Instruments. The SEC granted the J.P. Morgan Funds exemptive relief from Rule 12d1-2(a) under the 1940 Act, permitting funds relying on Rule 12d1-2, such as the JPMorgan SmartRetirement Funds, to make investments in financial instruments that may not be considered “securities” as defined in Section 2(a)(36) of the 1940 Act. Therefore, such Funds of Funds may invest directly in financial instruments in addition to other J.P. Morgan Funds and securities as permitted by the 1940 Act and Rule 12d1-2.

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Impact of Large Redemptions and Purchases of Fund Shares From time to time, shareholders of a Fund (which may include affiliates of the Adviser or, for certain Funds, affiliated and/or non-affiliated registered investment companies that invest in a Fund) may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities, or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund is required to sell securities or invest cash at times when it would not otherwise do so, which may result in a loss to the Fund. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Fund’s expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate.

Government Intervention in Financial Markets. Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments. It is uncertain how long these conditions will continue.

Recent instability in the financial markets has led governments and regulators around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.

Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls, a Fund may enter into lending agreements (“Interfund Lending Agreements”) under which the Fund would lend money and borrow money for temporary purposes directly to and from another J.P. Morgan Fund through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Funds permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

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A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another J.P. Morgan Fund, the Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs.

Master Limited Partnerships. Certain companies are organized as master limited partnerships (“MLPs”) in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects or provide financial services. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

New Financial Products. New options and futures contracts and other financial products, and various combinations thereof, including over-the-counter products, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Funds’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Private Placements, Restricted Securities and Other Unregistered Securities. Subject to its policy limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration

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afforded by Section 4(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The Funds believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Fund’s Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;

•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•	dealer undertakings to make a market in the security; and

•	the nature of the security and the nature of the marketplace trades.

Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(2) paper must not be traded flat or in default as to principal or interest;

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•	The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality;

•	The Fund’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited to, whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or whether the paper is administered by a direct issuer pursuant to a direct placement program;

•	The Fund’s Adviser shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets; and

•	The Fund’s Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even though it does not ordinarily invest in such securities.

Temporary Defensive Positions. To respond to unusual market conditions, all of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of Fund’s total assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements with maturities of 7 days or less (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Mortgage-Related Securities

Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Fund’s Adviser.

Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and

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other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the Fund’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);

•	organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); and

•	non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies (non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the U.S. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the U.S. or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

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For more information on recent events impacting Fannie Mae and Freddie Mac securities, see “Recent Events Regarding Fannie Mae and Freddie Mac Securities” under the heading “Risk Factors of Mortgage-Related Securities” below.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the U.S.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel

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pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Mortgage Dollar Rolls. When a Fund enters into mortgage dollar rolls, it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will earmark and reserve until the settlement date Fund assets, in cash or liquid securities, in an amount equal to the forward purchase price. A Fund benefits to the extent of:

•	any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”); or

•	fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.

Unless such benefits exceed the income, capital appreciation or gains on the securities sold as part of the mortgage dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend upon a Fund’s Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

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In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund’s Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

Adjustable Rate Mortgage Loans. Certain Funds may invest in adjustable rate mortgage loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

Certain ARMs may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

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There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in

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interest rates. When the market value of the properties underlying the Mortgage-Backed Securities suffer broad declines on a regional or national level, the values of the corresponding Mortgage-Backed Securities or Mortgage-Backed Securities as a whole, may be adversely affected as well.

Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Recent Events Regarding Fannie Mae and Freddie Mac Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement were both intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations.

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Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s assets available therefor. In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

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Municipal Securities

Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, municipal securities may be issued to obtain funding for the construction of a wide range of public facilities such as:

1.	bridges;

2.	highways;

3.	roads;

4.	schools;

5.	waterworks and sewer systems; and

6.	other utilities.

Other public purposes for which Municipal Securities may be issued include:

1.	refunding outstanding obligations;

2.	obtaining funds for general operating expenses; and

3.	obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities;

2.	qualified residential rental projects;

3.	certain local electric, gas and other heating or cooling facilities;

4.	qualified hazardous waste facilities;

5.	high-speed intercity rail facilities;

6.	governmentally-owned airports, docks and wharves and mass transportation facilities;

7.	qualified mortgages;

8.	student loan and redevelopment bonds; and

9.	bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities;

2.	sports facilities;

3.	industrial parks;

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4.	convention or trade show facilities;

5.	airport, mass transit, port or parking facilities;

6.	air or water pollution control facilities;

7.	sewage or solid waste disposal facilities; and

8.	facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under Federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes;

2.	Tax Anticipation Notes;

3.	Bond Anticipation Notes;

4.	Revenue Anticipation Notes;

5.	Project Notes; and

6.	Other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

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There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

1.	general money market conditions;

2.	coupon rate;

3.	the financial condition of the issuer;

4.	general conditions of the municipal bond market;

5.	the size of a particular offering;

6.	the maturity of the obligations; and

7.	the rating of the issue.

The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Funds invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.

Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities

Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these

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requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

•	the value of the bonds may be reduced;

•	you and other Shareholders may be subject to unanticipated tax liabilities;

•	a Fund may be required to sell the bonds at the reduced value;

•	it may be an event of default under the applicable mortgage;

•	the holder may be permitted to accelerate payment of the bond; and

•	the issuer may be required to redeem the bond.

In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than that of corporations having a class of securities registered under the SEC.

State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).

Litigation and Current Developments. Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of

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such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

Limitations on the Use of Municipal Securities. Certain Funds may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

Options and Futures Transactions

A Fund may purchase and sell (a) exchange traded and OTC put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

Subject to its investment objective and policies, a Fund may use futures contracts and options for hedging and risk management purposes and to seek to enhance portfolio performance.

Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Fund’s Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.

The Funds have filed a notice under the Commodity Exchange Act under Regulation 4.5 and are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various

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types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Selling (Writing) Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the market value of the underlying securities does not move to a level that would make exercise of the option profitable to its holder, the option will generally expire unexercised, and the Fund will realize as profit the premium it received.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

Certain Funds will usually sell covered call options or cash-secured put options. A call option is covered if the writer either owns the underlying security (or comparable securities satisfying the cover requirements of the securities exchanges) or has the right to acquire such securities. A put option is cash-secured if the writer segregates cash, high-grade short-term debt obligations, or other permissible collateral equal to the exercise price. As the writer of a covered call option, the Fund foregoes, during the option’s

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life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes cash-secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a cash-secured put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Engaging in Straddles and Spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. A Fund will sell a straddle when the Fund’s Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits a Fund to make a hedged investment that the price of a security will increase or decline.

Options on Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option (as defined below), it will be relying on its counterparty to perform its obligations and the Fund may incur additional losses if the counterparty is unable to perform.

Exchange-Traded and OTC Options. All options purchased or sold by a Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet the Fund’s creditworthiness standards. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

Provided that a Fund has arrangements with certain qualified dealers who agree that a Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or, in the case of an index futures contract, to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an

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index futures contract, to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit “initial margin” with a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Fund’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in connection with its use of options and futures contracts to the extent required by the staff of the SEC. Each Fund will earmark and reserve liquid assets in an amount equal to the current mark-to-market exposure, on a daily basis, of a futures contract that is contractually required to cash settle. Such assets cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. By setting aside assets equal only to its net obligation under cash-settled futures, a Fund will have the ability to have exposure to such instruments to a greater extent than if a Fund were required to set aside assets equal to the full notional value of such contracts. There is a possibility that earmarking and reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

The Funds only invest in futures contracts to the extent they could invest in the underlying instrument directly.

Cash Equitization. The objective where equity futures are used to “equitize” cash is to match the notional value of all futures contracts to a Fund’s cash balance. The notional values of the futures contracts and of the cash are monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques involve leverage, and thus present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

Options on Futures Contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of securities. Unlike a futures contract, which requires the parties to buy and sell a security or make

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a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation margin” payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are earmarked by a Fund and set aside by the Fund, as required by the 1940 Act and the SEC’s interpretations thereunder.

Combined Positions. Certain Funds may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund’s other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange-Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)

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Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Fund’s Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

Asset Coverage for Futures Contracts and Options Positions. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside or earmark appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts (“REITs”)

Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

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Recent Events Relating to the Overall Economy

The U.S. Government, the Federal Reserve, the Treasury, the Securities and Exchange Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the Securities and Exchange Commission. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Repurchase Agreements

Repurchase agreements may be entered into with brokers, dealers or banks that meet the Adviser’s credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed by the Adviser to be creditworthy. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Except in the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be seven days. In the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be 95 days, or as limited by the specific repurchase agreement. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 95 days from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of a Fund’s restrictions on purchases of illiquid securities. A Fund will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest. The repurchase agreements further authorize the Fund to demand additional collateral in the event that the dollar value of the collateral falls below 100%. A Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.

All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3 of the 1940 Act (except that Rule 5b-3(c)(1)(iv)(C) or (D) of the 1940 Act shall not apply for the Money Market Funds), which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. With respect to the Money Market Funds, in accordance with Rule 2a-7 under the 1940 Act, the Adviser evaluates the creditworthiness of each counterparty. Certain Funds may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations, equity securities or other securities including securities that are rated below investment grade by the requisite NRSROs or unrated securities of comparable quality. For these types of repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining such diversification.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be

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more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.

Reverse Repurchase Agreements

In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets, except as permitted by law.

Securities Lending

To generate additional income, certain Funds may lend up to 33 1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Certain Funds (generally some of the Funds with an investment strategy of investing primarily in U.S. equity securities) use Goldman Sachs Bank USA (formerly known as The Goldman Sachs Trust Company), doing business as Goldman Sachs Agency Lending (“Goldman Sachs”), as their securities lending agent. Pursuant to an agreement among Goldman Sachs, JPMorgan Chase Bank and certain Funds (the “Third Party Securities Lending Agreement”), approved by the Board of Trustees, Goldman Sachs compensates JPMorgan Chase Bank for certain operational services, which may include processing transactions, termination of loans and recordkeeping, provided by JPMorgan Chase Bank. The other Funds (including certain other U.S. equity funds) that engage in securities lending use JPMorgan Chase Bank as their securities lending agent.

Pursuant to a securities lending agreement approved by the Board of Trustees between Goldman Sachs and the Trusts on behalf of certain J.P. Morgan U.S. equity funds (the “Goldman Sachs Agreement”), collateral for loans will consist only of cash. Pursuant to a securities lending agreement approved by the Board of Trustees between JPMorgan Chase Bank and certain Funds (the “JPMorgan Agreement”), collateral for loans will consist of cash. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on the securities lent. For loans secured by cash, the Funds seek to earn interest on the investment of cash collateral in investments permitted by the applicable securities lending agreement. Under both the Goldman Sachs Agreement and the JPMorgan Agreement, cash collateral may be invested in Capital Shares of the JPMorgan Prime Money Market Fund. In addition, under the JPMorgan Agreement, certain Funds hold cash collateral investments (“Existing Investments”) which include variable and floating rate instruments and asset-backed securities as permitted by the applicable Fund’s Prospectuses or SAI. The JPMorgan Agreement that provides that JPMorgan Chase Bank shall notify the applicable Fund on any business day that JPMorgan Chase Bank determines that any of the Existing Investments can be sold at a value that approximates amortized costs and, if instructed by the Fund, sell such Existing Investments. Any proceeds from the Existing Investments including sale proceeds are credited to the applicable Fund’s account and may only be invested in Capital Shares of the JPMorgan Prime Money Market Fund.

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Under the JPMorgan Agreement, JPMorgan Chase Bank performs a daily mark to market of the loaned security and requests additional cash collateral if the amount of cash received from the borrower is less than 102% of the value of the loaned security in the case of securities denominated in U.S. dollars and 105% of the value of the loaned security in the case of securities denominated in non-U.S. dollars subject to certain de minimis guidelines. Such de minimis guidelines provide that for a loan of U.S. dollar denominated securities, the aggregate value of cash collateral for such loan may be less than 102% but in no event less than 101.51% and for a loan of non-U.S. dollar denominated securities, the aggregate value of cash collateral held for such loan may be less than 105% but in no event less than 104.51%. Under the Goldman Sachs Agreement, Goldman Sachs marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities, Goldman Sachs requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest. Loans are subject to termination by a Fund or the borrower at any time, and are therefore not considered to be illiquid investments. A Fund does not have the right to vote proxies for securities on loan. However, a Fund’s Adviser may terminate a loan if the vote is considered material with respect to an investment.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. In addition, under the Goldman Sachs Agreement, loans may be made to affiliates of Goldman Sachs as identified in the Goldman Sachs Agreement. Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Short Selling

In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A Fund may not always be able to borrow a security it wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a Fund will fluctuate in response to movements in the market. Fund performance also will depend on the effectiveness of the Adviser’s research and the management team’s investment decisions.

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Short sales also involve other costs. A Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased by the amount of premiums, interest or expenses a Fund may be required to pay in connection with the short sale. Until a Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities, to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Short-Term Funding Agreements

Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets (5% for the Money Market Funds) will be invested in short-term funding agreements and other illiquid securities.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt Obligations.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In

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that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets (5% for the Money Market Funds), when combined with all other illiquid investments of each Fund.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Participation notes. Certain Funds may invest in participation notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if a Fund purchases P-notes from only a small number of issuers).

Swaps and Related Swap Products

Swap transactions may include, but are not limited to, interest rate swaps, currency swaps, cross-currency interest rate swaps, forward rate agreements, contracts for differences, total return swaps, index swaps, basket swaps, specific security swaps, fixed income sectors swaps, commodity swaps, asset-backed swaps (ABX), credit default swaps, interest rate caps, price lock swaps, floors and collars and swaptions (collectively defined as “swap transactions”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, also

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known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. A Fund’s Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Fund’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether

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the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.

Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets, in cash or liquid securities, to cover any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is a seller of a CDS contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation.

If a Fund is a seller of protection under a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a buyer of protection under a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a downgrade in credit rating) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition to general market risks, CDSs involve liquidity, credit and counterparty risks. The recent increase in corporate defaults further raises these liquidity and credit risks, increasing the possibility that sellers will not have sufficient funds to make payments. As unregulated instruments, CDSs are difficult to value and are therefore susceptible to liquidity and credit risks. Counterparty risks also stem from the lack of regulation of CDSs. Collateral posting requirements are individually negotiated between counterparties and there is no regulatory requirement concerning the amount of collateral that a counterparty must post to secure its obligations under a CDS. Because they are unregulated, there is no requirement that parties to a contract be informed in advance when a CDS is sold. As a result, investors may have difficulty identifying the party responsible for payment of their claims.

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If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading out of CDS contracts. In order to eliminate a position it has taken in a CDS, the Fund must terminate the existing CDS contract or enter into an offsetting trade. The Fund may only exit its obligations under a CDS contract by terminating the contract and paying applicable breakage fees, which could result in additional losses to the Fund. Furthermore, the cost of entering into an offsetting CDS position could cause the Fund to incur losses.

Temporary Liquidity Guarantee Program (“TLGP”) Securities

In addition to those Funds that in the prospectus disclose investments in securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its TLGP, announced on October 14, 2008, other Funds may invest in such securities as well. Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through either (i) the earlier of the maturity date of the debt or June 30, 2012, or (ii) for those entities participating in the extension of the program, the earlier of the maturity date of the debt or December 31, 2012 (for debt issued on or after April 1, 2009 through October 31, 2009). The interest on securities guaranteed by the FDIC under the TLGP may be subject to state and local income taxes.

Synthetic Variable Rate Instruments

Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Fund’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the Fund will be that of holding a long-term bond.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Treasury Receipts

A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Trust Preferred Securities

Certain Funds may purchase trust preferred securities, also known as “trust preferreds”, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust. The trust in turn issues trust preferred securities. Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock. Such characteristics include long maturities

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(typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. In addition, trust preferred securities issued by a bank holding company may allow deferral of interest payments for up to 5 years. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

U.S. Government Obligations

U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in TIPS.

The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines

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prior to the settlement date. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Fund.

Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

RISK MANAGEMENT

Each Fund may employ non-hedging risk management techniques. Risk management strategies are used to keep the Funds fully invested and to reduce the transaction costs associated with cash flows into and out of a Fund. The Funds use a wide variety of instruments and strategies for risk management and the examples below are not meant to be exhaustive.

Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause a Fund to purchase futures contracts on long term debt securities. Likewise, if the Adviser wishes to gain exposure to an instrument but does not wish to purchase the instrument it may use swaps and related instruments. Similarly, if the Adviser wishes to decrease exposure to fixed income securities or purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques involve leverage, and thus, present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

SPECIAL FACTORS AFFECTING CERTAIN FUNDS

In addition to the investment strategies and policies described above, certain Funds may employ other investment strategies and policies, or similar strategies and policies to a greater extent, and, therefore, may be subject to additional risks or similar risks to a greater extent. For instance, certain Funds which invest in certain state specific securities may be subject to special

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considerations regarding such investments. For a description of such additional investment strategies and policies as well as corresponding risks for such Funds, see Part I of this SAI.

DIVERSIFICATION

Certain Funds are diversified funds and as such intend to meet the diversification requirements of the 1940 Act. Please refer to the Funds’ Prospectuses for information about whether a Fund is a diversified or non-diversified Fund. Current 1940 Act diversification requirements require that with respect to 75% of the assets of a Fund, the Fund may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.

Each of the Money Market Funds intends to comply with the diversification requirements imposed by Rule 2a-7 of the 1940 Act.

Certain other Funds are registered as non-diversified investment companies. A Fund is considered “non-diversified” because a relatively high percentage of the Fund’s assets may be invested in the securities of a single issuer or a limited number of issuers, primarily within the same economic sector. A non-diversified Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

Regardless of whether a Fund is diversified under the 1940 Act, all of the Funds will comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. See “Distributions and Tax Matters.”

DISTRIBUTIONS AND TAX MATTERS

The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting each Fund and its shareholders. There may be other tax considerations applicable to particular shareholders. Except as otherwise noted in a Fund’s Prospectus, the Funds are not intended for foreign shareholders. As a result, this section does not address in detail the tax consequences affecting any shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership. This section is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. The following tax discussion is very general; therefore, prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations and the possible application of foreign, state and local law.

Each Fund generally will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gain, net income and operating expenses therefore will be determined separately for each Fund.

Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans.

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Qualification as a Regulated Investment Company

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gain from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gain from options, swaps, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”, defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than cash or cash items, or securities issued by the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs. In the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer for the purposes of meeting this diversification requirement; and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, without regard to the deduction for dividends paid—generally, taxable ordinary income and any excess of net short-term capital gain over net long-term capital loss) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities markets or readily tradable on a secondary market as the substantial equivalents thereof, (y) that derives at least 90% of its income from passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. Although income from a QPTP is qualifying income, as discussed above, investments in QPTPs cannot exceed 25% of the Fund’s assets. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% test, described in paragraph (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” a fund’s foreign currency gains to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.

For purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. A Fund’s investment in MLPs may qualify as an investment in (1) a QPTP, (2) a “regular” partnership, (3) a “passive foreign investment company” (a “PFIC”) or (4) a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “PFICs” and “regular” partnerships are discussed in greater detail below.

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If a Fund qualifies for a taxable year as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to taxation on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gain, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gain, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain (that is the excess of net long-term capital gain over net short-term capital loss). Investment company taxable income which is retained by a Fund will be subject to tax at regular corporate tax rates. A Fund might also retain for investment its net capital gain. If a Fund does retain such net capital gain, such gain will be subject to tax at regular corporate rates on the amount retained, but the Fund may designate the retained amount as undistributed capital gain in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their respective shares of the undistributed amount, and (ii) will be entitled to credit their respective shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Excise Tax on Regulated Investment Companies

If a Fund fails to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Funds intend to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the excise tax amount is deemed by a Fund to be de minimis). Certain derivative instruments give rise to ordinary income and loss. If a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, an excise tax distribution could constitute a return of capital (see discussion below).

Fund Distributions

The Funds anticipate distributing substantially all of their net investment income for each taxable year. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

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A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued.

Dividends and distributions on a Fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may represent economically a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either (i) unrealized, or (ii) realized but not distributed.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Taxes on distributions of capital gain are determined by how long a Fund owned the investment that generated it, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gain. Distributions of capital gain generally are made after applying any available capital loss carryovers. For taxable years beginning before January 1, 2013, the long-term capital gain tax rate applicable to most individuals is 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets). A distribution of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions attributable to gain from the sale of MLPs that is characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet certain holding-period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio, and the shareholder must meet certain holding-period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a non-corporate taxable shareholder so long as the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by each Fund during any taxable year is equal to or greater than 95% of its “gross income”, then 100% of the Fund’s dividends (other than dividends that are properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

If a Fund receives dividends from an underlying fund, and the underlying fund designates such dividends as “qualified dividend income,” then the Fund may, in turn, designate a portion of its distributions as “qualified dividend income” as well, provided the Fund meets the holding-period and other requirements with respect to shares of the underlying fund.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be

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disallowed if other shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Dividends of net investment income received by corporate shareholders (other than shareholders that are S corporations) of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code. However, any distributions received by a Fund from real estate investment trusts (“REITs”) and PFICs will not qualify for the corporate dividends-received deduction.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Sale or Redemption of Shares

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2013 generally is taxed at a maximum rate of 15% (currently scheduled to increase to 20% after 2010) where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Depending on a shareholder’s percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

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Fund Investments

Certain investments of the Funds, including transactions in options, swaptions, futures contracts, forward contracts, straddles, swaps, short sales, foreign currencies, inflation-linked securities and foreign securities, including for hedging purposes, will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gain into short-term capital gain, convert short-term capital losses into long-term capital loss, or otherwise affect the character of a Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between a Fund’s book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of each Fund and its shareholders.

The Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a securities loan, any (i) amounts received by the Fund in place of dividends earned on the security during the period that such security was not directly held by the Fund will not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

Certain debt securities purchased by the Funds are sold at an original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. Generally, the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year. Because each Fund distributes substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss. Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. A Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

A Fund may invest to a significant extent in debt obligations that are in the lowest rated categories (or are unrated), including debt obligations of issuers that are not currently paying interest or that are in default. Investments in debt obligations that are at risk of being in default (or are presently in default) present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income taxation or any excise tax.

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Transactions of certain Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may accelerate income recognition and result in ordinary income or loss to a Fund for federal income tax purposes which will be taxable to the shareholders as such when it is distributed to them.

Special tax considerations apply if a Fund invests in investment companies that are taxable as partnerships for federal income tax purposes. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. But the Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxable as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.

Some amounts received by each Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain with respect to that asset (or, if the Fund does not dispose of the MLP, the Fund likely will realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.

Some of the Funds may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund might invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPS”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued (but may apply with retroactive effect) a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income taxation in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as each of the Funds, will generally be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring

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such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. In addition, because the Code provides that excess inclusion income is ineligible for treaty benefits, a regulated investment company must withhold tax on excess inclusions attributable to its foreign shareholders at a 30% rate of withholding, regardless of any treaty benefits for which a shareholder is otherwise eligible.

Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the U.S., a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

If a Fund invests in PFICs, certain special tax consequences may apply. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund’s investments in certain PFICs could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions.

If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include its share of the company’s income and net capital gain annually, regardless of whether it receives any distributions from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gain and loss are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement,

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which also may accelerate the recognition of gain and affect the Fund’s total return. A fund that invests indirectly in PFICs by virtue of the fund’s investment in other investment companies that qualify as “U.S. persons” within the meaning of the Code may not make such elections; rather, such underlying investment companies investing directly in the PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Investment in Other Funds

If a Fund invests in shares of other mutual funds, ETFs or other companies that are taxable as regulated investment companies, as well as certain investments in REITs (collectively, “underlying funds”), its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gain realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires substantially identical shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time. In addition to the wash-sale rules, certain related—party transactions rules may cause any losses generated by the Fund on the sale of an underlying fund’s shares to be deferred (or, in some cases, permanently disallowed) if a Fund and the underlying fund are part of the same “controlled group” (as defined in Section 267(f) of the Code) at the time the loss is recognized. For instance, for these purposes, a Fund and an underlying fund will be part of the same controlled group if the Fund owns more than 50% of the total outstanding voting securities of the underlying fund.

As a result of the foregoing rules, and certain other special rules, the amount of net investment income and net capital gain that each Fund will be required to distribute to shareholders may be greater than what such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

If a Fund received dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as “qualified dividend income”, then the Fund is permitted in turn to designate a portion of its distributions as “qualified dividend income”, provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.

Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by a Fund may cause the Fund to be treated as receiving a Section 301 distribution taxable as a dividend to the extent of its allocable shares of earnings and profits, on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed as ordinary income. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

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Under current law, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an underlying fund. Each Fund is permitted to elect to pass through to its shareholders foreign income taxes it pays only if it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. The Fund may not include in its calculations the value of foreign securities held indirectly through an underlying fund to reach this 50% threshold.

Backup Withholding

Each Fund generally is required to backup withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to backup withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. The backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

Foreign Shareholders

The Funds are not intended for foreign shareholders, except for shareholders of Class M Shares.

Distributions properly designated as Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. However, exempt-interest dividends may be subject to backup withholding (as discussed above). In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2012 (or a later date if extended by the U.S. Congress as discussed below), the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund (“short-term capital gain dividends”). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts. Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2012, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above

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A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met or (iii) the shares constitute “U.S. real property interests” (“USRPIs”) or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.

Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) — USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed in the next paragraph will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies.

In the case of a Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. (However, absent legislation, after December 31, 2011, this “look-through” treatment for distributions by the Fund to foreign shareholders will apply only to such distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT and required to be treated as USRPI gain in the Fund’s hands.) If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of a Fund are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, with respect to open-end funds, a Fund that is a USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. On or before December 31, 2011, no withholding is generally required with respect to amounts paid in redemption of shares of a Fund if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled USRPHCs. Absent legislation extending this exemption from withholding beyond December 31, 2011, it will expire at that time and any previously exempt Fund will be required to withhold with respect to amounts paid in redemption of its shares as described above.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, the foreign

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investor must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign investors in a Fund should consult their tax advisers in this regard.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the above rules.

Effective January 1, 2013, a Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.

Foreign Taxes

Certain Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code and the Treasury Regulations issued thereunder, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

If a Fund does not make the above election or if more than 50% of its assets at the end of the year do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld. In such cases, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes.

The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

Exempt-Interest Dividends

Some of the Funds intend to qualify to pay exempt-interest dividends to their respective shareholders. In order to qualify to pay exempt-interest dividends, at least 50% of the value of a Fund’s total assets must consist of tax-exempt municipal bonds at the close of each quarter of the Fund’s taxable year. An exempt-interest dividend is that part of a dividend that is properly designated as an exempt-interest dividend and that consists of interest received by a Fund on such tax-exempt securities. Shareholders of Funds that pay exempt-interest dividends would not incur any regular federal income tax on the amount of exempt-interest dividends received by them from a Fund, but an investment in such a Fund may result in liability for federal and state alternative minimum taxation and may be subject to state and local taxes.

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Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of a Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder from that Fund. Any loss incurred on the sale or redemption of a Fund’s shares held for six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.

Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend’s proportionate share of a Fund’s income consisting of such interest. All exempt-interest dividends are subject to the corporate alternative minimum tax.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders that receive social security or railroad retirement benefits should consult their tax advisors to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.

From time to time legislation may be introduced or litigation may arise that would change the tax treatment of exempt-interest dividends. Such legislation or litigation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current federal, state and local law on exempt-interest dividends.

State and Local Tax Matters

Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxation. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules of U.S. federal income tax in many respects. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Funds.

Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities should be free from state and local income taxation to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless a Fund holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.

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Tax Shelter Reporting Regulations

If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of each of the Funds, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

TRUSTEES

The names of the Trustees of the Trusts, together with information regarding their year of birth, the year each Trustee became a Board member of the Trusts, the year each Trustee first became a Board member of any of the heritage J.P. Morgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Independent Trustees
William J. Armstrong (1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972–2000).	145	None.

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974–present).	145	Director, Cardinal Health, Inc (CAH) (1994–present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007–present).

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Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Dr. Matthew Goldstein (1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	145	Director, New Plan Excel (NXL) (1999–2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002–present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President–Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	145	None.

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2000–2008); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	145	Director, Center for Deaf and Hard of Hearing (1990–present).

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	145	Trustee, Carleton College (2003–present).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	145	Director, Radio Shack Corp. (1987–2008); Trustee, Stratton Mountain School (2001–present).

Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002–2010); President, Kenyon College (1995–2002).	145	Trustee, American University in Cairo (1999–present); Trustee, Carleton College (2002–2010).

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Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Fergus Reid, III (1932); Trustee of Trusts (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka Inc. (formerly, Lumelite Corporation) (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	145	Trustee, Morgan Stanley Funds (165 portfolios) (1992–present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000–2009); Chief Investment Officer, Wabash College (2004–present); Director of Investments, Eli Lilly and Company (pharmaceuticals)(1988–1999).	145	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	145	None.

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Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Interested Trustees
Frankie D. Hughes** (1952); Trustee of Trusts since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993–present).	145	Trustee, The Victory Portfolios (2000–2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	145
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catharine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Catholic Education Foundation (2005–present).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (145 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley, Head of Corporate Responsibility for JPMorgan Chase, has served as a member of the Board of Trustees of Northwestern University since 2005. JPMIM, SC-R&M, HCM and JFIMI, investment advisers and sub-advisers to the Funds, are direct or indirect, wholly-owned/majority-owned subsidiaries of JPMorgan Chase. The Funds’ distributor, JPMDS, is a direct, wholly-owned subsidiary of JPMorgan Chase.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

Each Trustee serves for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trusts.

Qualifications of Trustees

The Board’s Governance Committee is responsible for selection and nomination of persons for election or appointment as Trustees The Governance Committee and Board have evaluated each Trustee both individually and in the broader context of the Board’s overall effectiveness. The following is a description of the factors considered by the Governance Committee and the Board in concluding that each Trustee should serve as Trustee of the Funds. The Governance Committee and the Board considered the commitment that each Trustee has demonstrated in serving on the Board including the significant time each Trustee has devoted to preparing for meetings and the active engagement and participation of each Trustee at Board meetings. The Governance Committee and the Board also considered the character of each

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Trustee and their commitment to executing his or her duties as a trustee with diligence, honesty and integrity. The Governance Committee and the Board also considered the contributions that each Trustee has made to the Board in terms of experience, leadership, independence and the ability to work well with other Board members.

The Governance Committee and the Board noted the additional experience that each of the Trustees has gained with respect to registered investment companies as a result of his or her service on the Board. The Funds overseen by the Board represent almost every asset class, including: (1) fixed income funds including traditional bond funds, municipal bond funds, high yield funds, government funds and emerging market debt funds; (2) money market funds; (3) international, emerging market and country/region funds; (4) equity funds including small, mid and large capitalization funds and value and growth funds; (5) index funds; (6) funds of funds, including target date funds; and (7) specialty funds including market neutral funds and funds that invest in real estate securities. The Governance Committee and the Board also considered the experience that each Trustee had with respect to reviewing agreements with the Funds’ service providers including the Advisers, custodian, fund accountant and securities lending agents.

The Governance Committee and the Board also considered the experience and contribution of each Trustee in the context of the Board’s leadership and committee structure. The Board has four committees: the Investments Committee, the Audit and Valuation Committee, the Compliance Committee and the Governance Committee. See “Leadership Structure and Oversight” and “Standing Committees.” The Investments Committee has three sub-committees: an Equity Sub-Committee, a Money Market and Alternative Products Sub-Committee and a Fixed Income Sub-Committee. Different members of the Investments Committee serve on the sub-committee with respect to each asset type thereby allowing the Board to effectively evaluate information for each of the Funds in the complex in a focused, disciplined manner.

The Governance Committee also considered the operational efficiencies achieved by having a single Board for all of the registered investment companies overseen by the Advisers and their affiliates as well as the extensive experience of certain Trustees in serving on Boards for registered investment companies advised by subsidiaries or affiliates of Bank One Corporation or JPMorgan Chase & Co. (known respectively as “heritage J.P. Morgan Funds” or “heritage One Group Mutual Funds”).

In reaching its conclusion that each Trustee should serve as a Trustee of the Funds, the Board also considered the experience as set forth above and the following additional specific qualifications, contributions and experience of each Trustee:

William J. Armstrong: Mr. Armstrong has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 1987. Mr. Armstrong is also the Chairman of the Audit and Valuation Committee and is the Fund’s Audit Committee Financial Expert. As Chairman of the Audit and Valuation Committee, Mr. Armstrong has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Armstrong also serves on the Money Market and Alternative Products Sub-Committee.

John F. Finn. Mr. Finn has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1998. Mr. Finn also serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Finn has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Finn also serves on the Equity Sub-Committee.

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Dr. Matthew Goldstein. Dr. Goldstein has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2003. Dr. Goldstein serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the J.P. Morgan Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, and oversight and review of matters with respect to service providers to the Funds. Dr. Goldstein also serves as the Chairman of the Money Market and Alternative Products Sub-Committee.

Robert J. Higgins. Mr. Higgins has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2002. Mr. Higgins serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Higgins has participated in the appointment of the Fund’s independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Higgins also serves as Chairman of the Equity Sub-Committee.

Peter C. Marshall. Mr. Marshall has served on the J.P. Morgan Funds Board since 2005. Mr. Marshall was also the Chairman of the heritage One Group Mutual Funds Board, serving as a member of such Board since 1985. Mr. Marshall was also an Audit Committee Financial Expert for the heritage One Group Mutual Funds. Mr. Marshall serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, and oversight and review of matters with respect to service providers to the Funds. Mr. Marshall also serves as a member of the Money Market and Alternative Products Sub-Committee.

Marilyn McCoy. Ms. McCoy has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1999. Ms. McCoy is the Chairman of the Compliance Committee. As a member of the Compliance Committee, she has participated in the oversight of Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures. Ms. McCoy also serves as a member of the Equity Sub-Committee.

William G. Morton, Jr. Mr. Morton has served on the Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2003. Mr. Morton also serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, and oversight and review of matters with respect to service providers to the Funds. Mr. Morton also serves on the Equity Sub-Committee.

Robert A. Oden, Jr. Mr. Oden has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1997. Mr. Oden is a member of the Fixed Income Sub-Committee. Mr. Oden is also a member of the Compliance Committee. As a member of the Compliance Committee, he has participated in the oversight of the Funds’ and the J.P. Morgan Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures.

Fergus Reid III. Mr. Reid has served as the Chairman of the Board since 2005 and was Chairman of the heritage J.P. Morgan Funds Board, serving as a member of such Board since 1987. Mr. Reid is the Chairman of the Governance Committee. As Chairman of the Governance Committee, he has participated

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in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting Funds, and oversight and review of matters with respect to service providers to the Funds.

Frederick W. Ruebeck. Mr. Ruebeck has served on the Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1994. Mr. Ruebeck is the Chairman of the Fixed Income Sub-Committee. Mr. Ruebeck also serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Ruebeck has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.

James J. Schonbachler. Mr. Schonbachler has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2001. Mr. Schonbachler is a member of the Fixed Income Sub-Committee. The Fixed Income Sub-Committee is responsible for fixed income funds. Mr. Schonbachler also serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Schonbachler has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.

Frankie D. Hughes. Ms. Hughes has served on the Board since 2008. Ms. Hughes is a member of the Fixed Income Sub-Committee. Ms. Hughes is also a member of the Compliance Committee. As a member of the Compliance Committee, she has participated in the oversight of the Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures.

Leonard M. Spalding, Jr. Mr. Spalding has served on the Board since 2005 and was a Trustee of the heritage J.P. Morgan Funds since 1998. Mr. Spalding is the Chairman of the Investments Committee. Mr. Spalding is also a member of the Compliance Committee. As a member of the Compliance Committee, he has participated in the oversight of the Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures.

Board Leadership Structure and Oversight

Mr. Reid, an independent Trustee, serves as Chairman of the Board. Patricia Maleski serves as President of the Funds. Ms. Maleski is not a director. The Chairman’s role is separated from that of the President to allow the Board to function independently from the Advisers in the exercise of the Board’s fiduciary duty to the Funds and their shareholders. In this respect, Mr. Reid’s experience as Chairman of Board as well as his independence from the Advisers and their affiliates allows him to carry out his leadership duties as Chairman with objectivity.

In addition, the Board has adopted a committee structure that allows it to effectively perform its oversight function for all of the Funds in the complex. As described under “Qualifications of Trustees” and “Standing Committees,” the Board has four committees: the Investments Committee, the Audit and Valuation Committee, the Compliance Committee and the Governance Committee. The Investments Committee has three sub-committees: an Equity Sub-Committee, a Money Market and Alternative Products Sub-Committee, and a Fixed Income Sub-Committee. The Board has determined that the leadership and committee structure is appropriate for the Funds and allows the Board to effectively and efficiently evaluate issues that impact the J.P. Morgan Funds as a whole as well as issues that are unique to each Fund.

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The Board and the Committees take an active role in risk oversight including the risks associated with registered investment companies including investment risk, compliance and valuation. In connection with its oversight, the Board receives regular reports from the Chief Compliance Officer (“CCO”), the Advisers, the Administrator, and the internal audit department of JPMorgan Chase & Co. The Board also receives periodic reports from the Chief Risk Officer of J.P. Morgan Asset Management 1 (“JPMAM”) including reports concerning operational controls that are designed to address market risk, credit risk, and liquidity risk among others. The Board also receives regular reports from personnel responsible for JPMAM’s business resiliency and disaster recovery.

In addition, the Board and its Committees work on an ongoing basis in fulfilling the oversight function. At each quarterly meeting, each Investment Sub-Committee meets with representatives of the Advisers as well as an independent consultant to review and evaluate the ongoing performance of the Funds. Each Investment Sub-Committee reports these reviews to the full Board. The Board also receives a report from the Audit and Valuation Committee at each of its quarterly meetings. The Audit and Valuation Committee is responsible for oversight of the performance of the Fund’s audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Compliance Committee is responsible for oversight of the Funds’ compliance with legal, regulatory and contractual requirements and compliance with policy and procedures. The Governance Committee is responsible for, among other things, oversight of matters relating to the Funds’ corporate governance obligations, Fund service providers and litigation. At each quarterly meeting, each of the Governance Committee, the Audit and Valuation Committee and the Compliance Committee report their committee proceedings to the full Board. This Committee structure allows the Board to efficiently evaluate a large amount of material and effectively fulfill its oversight function. Annually, the Board considers the efficiency of this committee structure. Additional information about each of the Committees is included below in “Standing Committees.”

[1]	J .P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Standing Committees

The Board of Trustees has four standing committees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, and the Investments Committee.

The members of the Audit and Valuation Committee are Messrs. Armstrong (Chair), Finn, Higgins, Ruebeck and Schonbachler. The purposes of the Audit and Valuation Committee are to: (i) appoint and determine compensation of the Funds’ independent accountants; (ii) evaluate the independence of the Funds’ independent accountants; (iii) oversee the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) assist the Board in its oversight of the valuation of the Funds’ securities by the Adviser, as well as any sub-adviser; (vi) oversee the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds; and (vii) act as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Audit and Valuation Committee has delegated valuation responsibilities to any member of the Committee to respond to inquiries on valuation matters and participate in fair valuation determinations when the Funds’ valuation procedures require Board action, but it is impracticable or impossible to hold a meeting of the entire Board. Prior to November 18, 2009, the Board delegated these valuation responsibilities to a Valuation Sub-Committee of the Audit Committee.

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The members of the Compliance Committee are Ms. McCoy (Chair) and Ms. Hughes and Messrs. Oden and Spalding. The primary purposes of the Compliance Committee are to (i) oversee the Funds’ compliance with legal and regulatory and contractual requirements and the Funds’ compliance policies and procedures; and (ii) consider the appointment, compensation and removal of the Funds’ Chief Compliance Officer.

The members of the Governance Committee are Messrs, Reid (Chair), Goldstein, Marshall and Morton, who are each Independent Trustees of the J.P. Morgan Funds. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) with respect to the JPMT II Funds, appointment and removal of the Funds’ Senior Officer, and approval of compensation for the Funds’ Senior Officer and retention and compensation of the Senior Officer’s staff and consultants; (vi) selection of independent legal counsel to the non-interested Trustees and legal counsel to the Funds; (vii) oversight of ongoing litigation affecting the Funds, the Adviser or the non-interested Trustees; (viii) oversight of regulatory issues or deficiencies affecting the Fund (except financial matters considered by the Audit Committee); and (ix) oversight and review of matters with respect to service providers to the Funds (except the Funds’ independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the J.P. Morgan Funds, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trusts at each Trust’s principal business address.

Each member of the Board, except Mr. Reid, serves on the Investments Committee and Mr. Spalding acts as Chairperson. The Investments Committee has three sub-committees divided by asset type and different members of the Investments Committee serve on the sub-committee with respect to each asset type. For the Equity Funds, the sub-committee members are Messrs. Higgins (Chair), Finn and Morton and Ms. McCoy. For the Fixed Income Funds, the sub-committee members are Messrs. Ruebeck (Chair), Oden and Schonbachler and Ms. Hughes. For the Money Market Funds and Alternative Products, the sub-committee members are Messrs. Goldstein (Chair), Armstrong and Marshall. The function of the Investments Committee and its sub-committees is to assist the Board in the oversight of the investment management services provided by the Adviser to the Funds, as well as any sub-adviser to the Funds. The primary purpose of each sub-committee is to (i) assist the Board in its oversight of the investment management services provided by the Adviser to the Funds designated for review by each sub-committee; and (ii) review and make recommendations to the Investments Committee and/or the Board, concerning the approval of proposed new or continued advisory and distribution arrangements for the Funds or for new funds. The full Board may delegate to the Investments Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. Each of the sub-committees receives reports concerning investment management topics, concerns or exceptions with respect to particular Funds that the sub-committee is assigned to oversee, and work to facilitate the understanding by the Investments Committee and the Board of particular issues related to investment management of Funds reviewed by the sub-committee.

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For details of the number of times each of the four standing committees met during the most recent fiscal year, see “TRUSTEES — Standing Committees” in Part I of this SAI.

For details of the dollar range of equity securities owned by each Trustee in the Funds, see “TRUSTEES — Ownership of Securities” in Part I of this SAI.

Trustee Compensation

The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the “Deferred Compensation Plan”) pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of JPMT I, JPMT II, Undiscovered Managers Funds, JPMMFG, JPMFMFG. and JPMMFIT, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee’s deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested in Select Class Shares of the identified funds, unless Select Class Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee’s deferred compensation account will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification.

Each Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

For details of Trustee compensation paid by the Funds, including deferred compensation, see “TRUSTEES — Trustee Compensation” in Part I of this SAI.

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OFFICERS

The Trusts’ executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trusts. The officers hold office until a successor has been elected and duly qualified. The Trusts have no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trusts and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Patricia A. Maleski (1960), President and Principal Executive Officer (2010)
Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)
Assistant Treasurer of the Trusts from 2009 to 2010; Vice President, JPMorgan Funds Management, Inc. since December 2008; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

Frank J. Nasta (1964), Secretary (2008)
Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)
Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase, Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from 2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

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Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
John T. Fitzgerald (1975), Assistant Secretary (2008)	Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.
Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008
Brian L. Duncan (1965), Assistant Treasurer (2008)*
Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

For details of the percentage of shares of any class of each Fund owned by the officers and Trustees, as a group, see “SHARE OWNERSHIP — Trustees and Officers ” in Part I of this SAI.

INVESTMENT ADVISERS AND SUB-ADVISERS

Pursuant to investment advisory agreements, JPMIM serves as investment adviser to the Funds, except for the U.S. Real Estate Fund. SC-R&M serves as investment adviser for the U.S. Real Estate Fund pursuant to an agreement with JPMT II. HCM serves as investment sub-adviser to the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund pursuant to an investment sub-advisory agreement with JPMIM. JFIMI serves as sub-adviser to certain funds pursuant to an investment sub-advisory agreement with JPMIM.

The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMIM or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

For details of the investment advisory fees paid under an applicable advisory agreement, see “INVESTMENT ADVISERS — Investment Advisory Fees” in Part I of the SAI for the respective Fund.

For details of the dollar range of shares of each Fund (excluding Money Market Funds) beneficially owned by the portfolio managers who serve on a team that manages such Fund, see “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed” in Part I of this SAI.

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J.P. Morgan Investment Management Inc. JPMIM serves as investment adviser to certain Funds pursuant to the investment advisory agreements between JPMIM and certain of the Trusts (the “JPMIM Advisory Agreements”). Effective October 1, 2003, JPMIM became a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”). Prior to October 1, 2003, JPMIM was a wholly-owned subsidiary of JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware which was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation.

JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMIM is located at 245 Park Avenue, New York, NY 10167.

Under the JPMIM Advisory Agreements, JPMIM provides investment advisory services to certain Funds, which include managing the purchase, retention and disposition of such Funds’ investments. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the applicable Trust’s Board of Trustees and the applicable Fund’s shareholders, as required by the 1940 Act.

Under separate agreements, JPMorgan Chase Bank, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) (“JPMFM”), and JPMDS provide certain custodial, fund accounting, recordkeeping and administrative services to the Trusts and the Funds and shareholder services for the Trusts. JPMDS is the shareholder servicing agent and the distributor for certain Funds. JPMorgan Chase Bank, JPMFM and JPMDS are each affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

Under the terms of the JPMIM Advisory Agreements, the investment advisory services JPMIM provides to certain Funds are not exclusive. JPMIM is free to and does render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which JPMIM serves as trustee. The accounts which are managed or advised by JPMIM have varying investment objectives, and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of certain Funds. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the Funds. See “Portfolio Transactions.”

The Funds are managed by employees of JPMIM who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of JPMorgan Chase or any personnel of other divisions of JPMIM or with any of their affiliated persons, with the exception of certain other investment management affiliates of JPMorgan Chase which execute transactions on behalf of the Funds.

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM or a predecessor, under the JPMIM Advisory Agreements, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

The JPMIM Advisory Agreements continue in effect for annual periods beyond October 31 of each year only if specifically approved thereafter annually in the same manner as the Distribution Agreement; except that for new funds, the initial approval will continue for up to two years, after which annual approvals are required. See the “Distributor” section. The JPMIM Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of a Fund’s outstanding voting securities (as defined in the 1940 Act), on 60 days’ written notice to JPMIM and by JPMIM on 90 days’ written notice to the Trusts (60 days with respect to the International Equity Index Fund, Mid Cap Value Fund, Short Term

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Bond Fund II and Growth Advantage Fund). The continuation of the JPMIM Advisory Agreements was last approved by the Board of Trustees at its meeting in August 2009.

The JPMIM Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder, or, with respect to all such Funds except the Mid Cap Value Fund, a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

Prior to January 1, 2010, JPMIA served as investment adviser to certain JPMT II Funds pursuant to the Amended and Restated Investment Advisory Agreement between JPMIA and JPMT II dated August 12, 2004 (the “JPMIA Advisory Agreement”). On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMIA, merged into J.P. Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMIA became an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMIA is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMIA was transferred to JPMIM and JPMIM became the investment adviser for the applicable Funds under the JPMIA Advisory Agreement. The appointment of JPMIM did not change the portfolio management team, the investment strategies, the investment advisory fees charged to the Funds or the terms of the JPMIA Advisory Agreement (other than the identity of the investment adviser). Shareholder approval was not required for the replacement of JPMIA by JPMIM.

Subject to the supervision of a Trust’s Board of Trustees, JPMIM provides or will cause to be provided a continuous investment program for certain Funds, including investment research and management with respect to all securities and investments and cash equivalents in those Funds. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the Trust’s Board of Trustees and the applicable Funds’ shareholders, as required by the 1940 Act.

The JPMIA Advisory Agreement continues in effect for annual periods beyond October 31 of each year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JPMIA Advisory Agreement was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

The JPMIA Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser as the case may be. The JPMIA Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM, under the JPMIA Advisory Agreement, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

The JPMIA Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

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JPMorgan Chase Bank, JPMFM and JPMDS are each subsidiaries of JPMorgan Chase and affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

Security Capital Research & Management Incorporated (“SC-R&M”). Security Capital Research & Management Incorporated (“SC-R&M”) serves as investment adviser to the U.S. Real Estate Fund pursuant to an agreement with JPMT II, on behalf of the U.S. Real Estate Fund (the “Real Estate Fund Investment Advisory Agreement”). SC-R&M was formed in January 1995 to provide investment advisory services related to real estate assets to various clients, including the Predecessor U.S. Real Estate Fund. SC-R&M is a direct, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc.

SC-R&M makes the investment decisions for the assets of the U.S. Real Estate Fund. SC-R&M also reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Trustees. SC-R&M is located at 10 South Dearborn Street, Suite 1400, Chicago, IL 60603.

The Real Estate Fund Investment Advisory Agreement provides that it will continue in effect for successive twelve month periods beyond October 31 of each year if not terminated or approved at least annually by the Trust’s Board of Trustees. The Real Estate Fund Investment Advisory Agreement was initially approved by the Trust’s Board of Trustees at their quarterly meeting on September 30, 2004 and may be terminated as to the U.S. Real Estate Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser. The Real Estate Fund Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. The continuation of the Real Estate Fund Investment Advisory Agreement was approved by the Board of Trustees at its meeting in August 2009.

The Real Estate Fund Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

JF International Management Inc. (“JFIMI”). JPMIM has entered into two investment sub-advisory agreements with JFIMI, one agreement with respect to the Asia Equity Fund and one agreement with respect to the China Region Fund and India Fund (the “JFIMI Sub-Advisory Agreements”) pursuant to which JFIMI serves as investment sub-adviser to such Funds. JFIMI is registered as a registered investment adviser under the Investment Advisers Act and the Hong Kong Securities and Futures Commission. JFIMI is a wholly- owned subsidiary of J.P. Morgan Asset Management (Asia) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. (“JPMAMH”). JFIMI is located at 21F, Charter House, 8 Connaught Road, Central Hong Kong.

JFIMI may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to a Fund under applicable laws and that are under the common control of JPMIM; provided that (i) all persons, when providing services under the JFIMI Sub-Advisory Agreements, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of JFIMI. This arrangement will not result in the payment of additional fees by a Fund.

Pursuant to the terms of the applicable JPMIM Advisory Agreement and the JFIMI Sub-Advisory Agreements, the Adviser and Sub-Adviser are permitted to render services to others. Each such agreement is terminable without penalty by the applicable Trusts, on behalf of the Funds, on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Boards of Trustees of the Trusts, or by JPMIM or JFIMI on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The applicable JPMIM Advisory Agreement provides that

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JPMIM or JFIMI shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

As compensation for the services rendered and related expenses borne by JFIMI, under the applicable JFIMI Sub-Advisory Agreement, JPMIM has agreed to pay JFIMI a fee, which is computed daily and may be paid monthly, at the rate of 0.50% per annum, on the average daily net assets value of the assets of the Asia Equity Fund, and at the rate of 0.60% per annum on the average daily net asset value of the assets of the China Region Fund and the India Fund.

The JFIMI Sub-Advisory Agreement applicable to the Asia Equity Fund provides that it will continue in effect, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JFIMI Sub-Advisory Agreement applicable to the Asia Equity Fund was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

The JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund provides that it will continue in effect for an initial two-year period and thereafter, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

Each JFIMI Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Highbridge Capital Management, LLC (“HCM”). HCM has been engaged by JPMIM to serve as investment sub-adviser to the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund (the “HCM Sub-Advisory Agreement”). HCM is wholly owned by JPMorgan Asset Management Holdings Inc.

HCM is an international asset management firm specializing in non-traditional investment management strategies. HCM has approximately 300 employees, including approximately 100 investment professionals. The firm is based in New York, with offices in London, Hong Kong and Tokyo. HCM is located at 40 West 57th Street, New York, NY 10019.

HCM is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund. The aggregate annual rate of the fees payable by JPMIM to HCM is 1.00 % of the Highbridge Dynamic Commodities Strategy Fund’s average daily net assets and 1.50% of the Highbridge Statistical Market Neutral Fund’s average daily net assets.

The HCM Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The HCM Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as

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defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the HCM Sub-Advisory Agreement, HCM is not liable to JPMIM, the Highbridge Dynamic Commodities Strategy Fund or the Highbridge Statistical Market Neutral Fund, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the Highbridge Dynamic Commodities Strategy Fund or the Highbridge Statistical Market Neutral Fund or their shareholders, except in the case of HCM’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the HCM Sub-Advisory Agreement. The continuation of the HCM Sub-Advisory Agreement was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

J.P. Morgan Private Investments, Inc. (“JPMPI”). JPMPI has been engaged by JPMIM to serve as investment sub-adviser to the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (the “JPMPI Sub-Advisory Agreement”). JPMPI is a wholly owned subsidiary of JPMorgan Chase & Co. JPMPI is located at 270 Park Avenue, New York, NY 10017.

JPMPI is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund. The aggregate annual rate of the fees payable by JPMIM to HCM is 0.95% of the portion of each of the JPMorgan Access Balanced Fund’s and JPMorgan Access Growth Fund’s average daily net assets managed by JPMPI.

The JPMPI Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

The JPMPI Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days’ written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the JPMPI Sub-Advisory Agreement, JPMPI is not liable to JPMIM, the JPMorgan Access Balanced Fund or the JPMorgan Access Growth Fund, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the JPMorgan Access Balanced Fund or the JPMorgan Access Growth Fund or their shareholders, except in the case of JPMPI’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the JPMPI Sub-Advisory Agreement.

POTENTIAL CONFLICTS OF INTEREST

The chart in Part I of this SAI (excluding the Money Market Funds) entitled “Portfolio Managers’ Other Accounts Managed” shows the number, type and market value as of a specified date of the accounts other than the Funds that are managed by the Funds’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Advisers’ and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

The Adviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser

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and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser or its affiliates could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Adviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Adviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Adviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Adviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The Adviser and/or its affiliates serve as adviser to the Funds, to the JPMorgan SmartRetirement Funds (the “JPMorgan SmartRetirement Funds”) and to the Investor Funds. The JPMorgan SmartRetirement Funds and the Investor Funds and certain other Funds (“Investing Funds”) may invest in shares of the Funds (other than the Investing Funds). Because the Adviser and/or its affiliates is the adviser to the Funds and it or its affiliates is adviser to the Investing Funds, it may be subject to certain potential conflicts of interest when allocating the assets of the Investing Funds among the Funds. Purchases and redemptions of Fund shares by an Investing Fund due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a Fund’s transaction costs. Large redemptions by an Investing Fund may cause a Fund’s expense ratio to increase due to a resulting smaller asset base. To the extent that the portfolio managers for the Investing Funds also serve as portfolio managers for any of the Funds, the portfolio managers may have regular and continuous access to the holdings of such Funds. In addition, the portfolio managers of the Investing Funds may have access to the holdings of some of the Funds as well as knowledge of and a potential impact on investment strategies and techniques of the Funds.

The goal of the Adviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Adviser and its affiliates have policies and procedures that seek to manage conflicts. The Adviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisers’ Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, the Adviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Adviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be

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allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Adviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

Fees earned by HCM for managing certain accounts may vary, particularly because for certain accounts, HCM is paid based upon the performance results for those accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. However, HCM believes that this risk is mitigated by the fact that investment decisions for each of the accounts advised by HCM are made through an automated system, and not by any one individual. Furthermore, for certain of these accounts, the automated system processes each account’s transactions independent of those for the other accounts. For its other accounts, HCM has implemented policies and procedures to ensure the fair and equitable execution of trade orders, including the use of independent trading functions as a rotational trading methodology.

Fees earned by JPMPI for managing certain accounts may vary, particularly because for multiple accounts, JPMPI is paid based upon the performance results for those accounts. In addition, some of the portfolio managers have personal investments in other accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. JPMPI believes that such conflicts are mitigated in part because the Fund will be investing predominantly in mutual funds and structured notes, the prices of which are fixed at the close of the trading day for all investors. With respect to other securities, JPMPI utilizes JPMIM’s trading desk and systems in order to participate in JPMIM’s policies designed to achieve fair and equitable allocation of investment opportunities. JPMPI also has policies and procedures that seek to manage conflicts and monitors a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with its Code of Ethics and JPMC’s Code of Conduct.

For details of the dollar range of shares of each Fund (excluding the Money Market Funds) beneficially owned by the portfolio managers, see “PORTFOLIO MANAGERS — Ownership of Securities” in Part I of this SAI.

PORTFOLIO MANAGER COMPENSATION

Each Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages.

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Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

CODES OF ETHICS

The Trusts, the Advisers and JPMDS have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (and pursuant to Rule 204A-1 under the Advisers Act with respect to the Advisers).

The Trusts’ code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trusts or a Fund. The Trusts’ code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trusts or a Fund; (ii) making to the Trusts or a Fund any untrue statement of a material fact or omit to state to the Trusts or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trusts or a Fund; or (iv) engaging in any manipulative practice with respect to the Trusts or a Fund. The Trusts’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

The code of ethics adopted by the Advisers requires that all employees must: (i) place the interest of the accounts which are managed by the Adviser first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each Adviser are also prohibited from certain mutual fund trading activity including excessive trading of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The Advisers’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities). Each of the Adviser’s affiliated sub-advisers has also adopted the code of ethics described above.

JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity, including excessive trading of shares of a mutual fund as such term is defined in the applicable Fund’s Prospectuses or SAI, or effecting or

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facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.

PORTFOLIO TRANSACTIONS

Investment Decisions and Portfolio Transactions. Pursuant to the Advisory and sub-advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Trustees of the Trusts and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. The Advisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services. On behalf of the Funds, a Fund’s Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of a Fund unless otherwise prohibited. See “Investment Strategies and Policies.”

Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Transactions on stock exchanges (other than foreign stock exchanges) involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve payment of fixed brokerage commissions, which are generally higher than those in the U.S. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers a number of factors including, but not limited to: the price per unit of the security, the broker’s execution capabilities, the commissions charged, the broker’s reliability for prompt, accurate confirmations and on-time delivery of securities, the broker-dealer firm’s financial condition, the broker’s ability to provide access to public offerings, as well as the quality of research services provided. As permitted by Section 28(e) of the Securities Exchange Act, the Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser, or the Funds and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. In accordance with Section

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28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, the term “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions.

Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by an Adviser under the Advisory Agreement (or with respect to a Sub-Adviser, under the sub-advisory agreement). The fees that the Funds pay to the Adviser are not reduced as a consequence of the Adviser’s receipt of brokerage and research services. To the extent the Funds’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds may exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund’s brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The SEC has granted exemptive orders permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable and tax exempt money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The orders are subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent, except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC’s staff. Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of JPMorgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not “interested persons” of a Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Fund and all other accounts over which the same investment adviser has discretion, and that no shares will be purchased from JPMDS or any of its affiliates.

On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including other Funds, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Funds. In some instances, the allocation procedure might not permit a Fund to participate in the benefits of the aggregated trade.

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If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Allocation of transactions, including their frequency, to various broker-dealers is determined by a Fund’s Adviser based on its best judgment and in a manner deemed fair and reasonable to Shareholders and consistent with the Adviser’s obligation to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers the same factors for the best execution of purchase and sales orders listed above. Accordingly, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, a Fund’s Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act) provided to the Funds and/or other accounts over which a Fund’s Adviser exercises investment discretion. A Fund’s Adviser may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that a Fund’s Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of a Fund’s Adviser to the Funds. To the extent such services are permissible under the safe harbor requirements of Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, such brokerage and research services might consist of advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, the availability of securities or purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, market data, stock quotes, last sale prices, and trading volumes. Shareholders of the Funds should understand that the services provided by such brokers may be useful to a Fund’s Adviser in connection with its services to other clients and not all the services may be used by the Adviser in connection with the Fund.

Under the policy for JPMIM, “soft dollar” services refer to arrangements that fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act, as amended, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services that are research and brokerage-related and provide lawful and appropriate assistance in the performance of the investment decision-making process. These services include third party research, market data services, and proprietary broker-dealer research. The Funds receive proprietary research where broker-dealers typically incorporate the cost of such research into their commission structure. Many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure. It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process. However, the Funds, other than the U.S. Equity Funds and JPMorgan Market Neutral Fund, do not participate in soft dollar arrangements for market data services and third-party research.

The U.S. Equity Funds (except the JPMorgan Equity Index Fund and JPMorgan Market Expansion Index Fund), JPMorgan Research Market Neutral Fund JPMorgan Realty Income Fund, JPMorgan Research Equity Long/Short Fund, JPMorgan Tax Aware Disciplined Equity Fund and JPMorgan Tax Aware U.S. Equity Fund participate in soft dollar arrangements whereby a broker-dealer provides market data services and third-party research in addition to proprietary research. In order to obtain such research, the Adviser may utilize a Client Commission Arrangement (“CCA”). CCAs are agreements between an investment adviser and executing broker whereby the investment adviser and the broker agree to allocate a portion of commissions to a pool of credits maintained by the broker that are used to pay for eligible brokerage and research services. The Adviser will only enter into and utilize CCAs to the extent

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permitted by Section 28(e) of the Securities Exchange Act. As required by interpretive guidance issued by the SEC, any CCAs entered into by the Adviser with respect to commissions generated by the U.S. Equity Funds will provide that: (1) the broker-dealer pay the research preparer directly; and (2) the broker-dealer take steps to assure itself that the client commissions that the Adviser directs it to use to pay for such services are only for eligible research under Section 28(e).

SC-R&M does not enter into soft dollar arrangements whereby a broker pays for research services such as Bloomberg, Reuters or Factset. From time to time, SC-R&M may receive or have access to research generally provided by a broker to the broker’s institutional clients that trade with the broker in the sector of the securities markets in which SC-R&M is active, namely in the case of real estate securities. In addition, SC-R&M may consider the value-added quality of proprietary broker research received from brokers in allocating trades to brokers subject always to the objective of obtaining best execution.

Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by an Adviser. Any such other investment company or account may also invest in the same securities as the Trusts. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trusts, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trusts is a customer of the Adviser or their parents or subsidiaries or affiliates and in dealing with its commercial customers, the Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trusts.

Under HCM’s policy, HCM has the power and authority to establish and maintain accounts on behalf of its clients with, and issue orders for the purchase or sale of securities for its clients directly to, a broker, dealer or other person, as well as to exercise or abstain from exercising any option, privilege or right held by its clients. In selecting a broker with respect to effecting any securities transaction on behalf of its clients, HCM may pay a broker a commission in excess of the amount another broker would have charged for effect in such transaction, so long as, in HCM’s good faith judgment, the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or HCM’s overall investment management business. HCM intends to comply with Section 28(e) of the Securities Exchange Act, under which HCM’s use of its clients’ commission dollars to acquire research products and services is not a breach of its fiduciary duty to its clients — even if the brokerage commissions paid are higher than the lowest available — as long as (among certain other requirements) HCM determines that the commissions are reasonable compensation for both the brokerage services and the research acquired.

For details of brokerage commissions paid by the Funds, see “BROKERAGE AND RESEARCH SERVICES — Brokerage Commissions” in Part I of this SAI.

For details of the Funds’ ownership of securities of the Funds’ regular broker dealers, see “BROKERAGE AND RESEARCH SERVICES — Securities of Regular Broker-Dealers” in Part I of this SAI.

ADMINISTRATOR

JPMorgan Funds Management, Inc. (“JPMFM” or the “Administrator”) serves as the administrator to the Funds, pursuant to an Administration Agreement dated February 19, 2005 (the “Administration Agreement”), between the Trusts, on behalf of the Funds, and JPMFM. Additionally, JPMFM serves as the

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administrator to the JPMorgan SmartRetirement Funds pursuant to an agreement effective May 5, 2006 (the “SmartRetirement Administration Agreement”), between JPMT I, on behalf of the JPMorgan SmartRetirement Funds, and JPMFM. JPMFM is an affiliate of JPMorgan Chase Bank and an indirect, wholly-owned subsidiary of JPMorgan Chase; it has its principal place of business at 1111 Polaris Parkway, Suite 2-J, Columbus, OH 43240.

Pursuant to the Administration Agreement and the SmartRetirement Administration Agreement, JPMFM performs or supervises all operations of each Fund for which it serves (other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement for that Fund). Under the Administration Agreement and the SmartRetirement Administration Agreement, JPMFM has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns and generally assists in all aspects of the Funds’ operations other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement. JPMFM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement and the SmartRetirement Administration Agreement. Through June 30, 2005, the Administrator paid a portion of the fees it received to BISYS Fund Services, L.P. for its services as each Fund’s sub-administrator. Effective July 1, 2005, J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan Chase, began serving as the Funds’ sub-administrator (the “Sub-administrator”). The Administrator pays JPMIS a fee for its services as the Funds’ Sub-administrator.

If not terminated, the Administration Agreement and the SmartRetirement Administration Agreement continue in effect for annual periods beyond October 31 of each year, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees who are not parties to the Administration Agreement or SmartRetirement Administration Agreement or interested persons of any such party. The Administration Agreement and the SmartRetirement Administration Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of each Trust or by JPMFM. The termination of the Administration Agreement or the SmartRetirement Administration Agreement with respect to one Fund will not result in the termination of the Administration Agreement with respect to any other Fund.

The Administration Agreement and the SmartRetirement Administration Agreement provide that JPMFM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

In consideration of the services to be provided by JPMFM pursuant to the Administration Agreement, JPMFM receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding the Investor Funds, the JPMorgan SmartRetirement Funds and the series of J.P. Morgan Funds Complex that operate as money market funds (each a “Money Market Fund”)) and 0.075% of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding the Investor Funds, the JPMorgan SmartRetirement Funds and the Money Market Funds) over $25 billion of such assets. For purposes of this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex, including the series of the former One Group Mutual Funds.

With respect to the Money Market Funds, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro-rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% on the first $100 billion of the average daily net assets of all the money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets of the money market funds in the J.P. Morgan Funds Complex over $100 billion. For purposes of

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this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex including the series of the former One Group Mutual Funds.

With respect to the Investor Funds, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% of the first $500 million of average daily net assets of all the Investor Funds in the J.P. Morgan Funds Complex, 0.075% of the Investor Funds’ average daily net assets between $500 million and $1 billion and 0.05% of the Investor Funds’ average daily net assets in excess of $1 billion.

JPMFM does not charge a fee for providing administrative services to the JPMorgan SmartRetirement Funds under the SmartRetirement Administration Agreement, but does receive fees for its services to the underlying funds.

For details of the administration and administrative services fees paid or accrued, see “ADMINISTRATOR — Administration Fees” in Part I of this SAI.

DISTRIBUTOR

Since February 19, 2005, JPMDS has served as the distributor for all the Trusts and holds itself available to receive purchase orders for each of the Fund’s shares. In that capacity, JPMDS has been granted the right, as agent of each Trust, to solicit and accept orders for the purchase of shares of each of the Funds in accordance with the terms of the Distribution Agreement between each Trust and JPMDS. JPMDS began serving as JPMT II’s distributor pursuant to a Distribution Agreement dated as of April 1, 2002. JPMDS is an affiliate of JPMIM, JPMorgan Investment Advisors and JPMorgan Chase Bank and is a direct, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 245 Park Avenue, New York, NY 10167.

Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect for annual periods beyond October 31 of each year, and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Board of Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval, and (b) the vote of the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by the Board of Trustees, by vote of majority of the outstanding voting securities of the Fund or by JPMDS. The termination of the Distribution Agreement with respect to one Fund will not result in the termination of the Distribution Agreement with respect to any other Fund. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. JPMDS is a broker-dealer registered with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).

For details of the compensation paid to the principal underwriter, JPMDS, see “DISTRIBUTOR — Compensation paid to JPMDS” in Part I of this SAI.

DISTRIBUTION PLAN

Certain Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class A Shares, Class B Shares, Class C Shares, Class M Shares, Class R2 Shares, Cash Management Shares, Morgan Shares, Reserve Shares, Service Shares and E*TRADE Class Shares of the applicable Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the “Distribution Fee”) to JPMDS, at annual rates not to exceed the amounts set forth in each applicable Fund’s prospectuses. The Institutional Class Shares, Select Class

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Shares, Class R5 Shares, Ultra Shares, Premier Shares, Capital Shares, Direct Shares and Agency Shares of the Funds have no Distribution Plan.

JPMDS may use the Rule 12b-1 fees payable under the Distribution Plan to finance any activity that is primarily intended to result in the sale of Shares, including, but not limited to, (i) the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, magazine, newspaper, electronic and media advertising; (ii) the preparation, printing and distribution of prospectuses, statements of additional information and reports and any supplements thereto (other than prospectuses, statements of additional information and reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of each Fund); (iii) the preparation, printing and distribution of sales and promotional materials and sales literature which is provided to various entities and individuals, including brokers, dealers, financial institutions, financial intermediaries, shareholders, and prospective investors in each Fund; (iv) expenditures for sales or distribution support services, including meetings with and assistance to brokers, dealers, financial institutions, and financial intermediaries and in-house telemarketing support services and expenses; (v) preparation of information, analyses, surveys, and opinions with respect to marketing and promotional activities, including those based on meetings with and feedback from JPMDS’s sales force and others including potential investors, shareholders and financial intermediaries; (vi) commissions, incentive compensation, finders’ fees, or other compensation paid to, and expenses of employees of JPMDS, brokers, dealers, and other financial institutions and financial intermediaries that are attributable to any distribution and/or sales support activities, including interest expenses and other costs associated with financing of such commissions, incentive compensation, other compensation, fees, and expenses; (vii) travel, promotional materials, equipment, printing, delivery and mailing costs, overhead and other office expenses of JPMDS and its sales force attributable to any distribution and/or sales support activities, including meetings with brokers, dealers, financial institutions and financial intermediaries in order to provide them with information regarding the Funds and their investment process and management; (viii) the costs of administering the Distribution Plan; (ix) expenses of organizing and conducting sales seminars; and (x) any other costs and expenses relating to any distribution and/or sales support activities. Activities intended to promote one class of shares of a Fund may also benefit the Fund’s other shares and other Funds. Anticipated benefits to the Funds that may result from the adoption of the Distribution Plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.

Class A, Class B, Class C Shares and Class R2 Shares. Class A Shares of the Funds pay a Distribution Fee of 0.25% of average daily net assets. Class R2 Shares of the Funds pay a Distribution Fee of 0.50% of average daily net assets. Class B and Class C Shares of the Funds pay a Distribution Fee of 0.75% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C Shares of the Funds of up to 4.00% (2.75% for Class B Shares of the Short Duration Bond Fund, Short-Intermediate Municipal Bond Fund, Limited Duration Bond Fund and Treasury & Agency Fund) and 1.00% respectively of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C Shares of the Funds, it will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average daily net asset value of the Class A Shares or 0.75% annualized of the average daily net asset value of the Class B and Class C Shares or 0.50% annualized of the average daily net asset value of the Class R2 Shares maintained in a Fund by such broker-dealers’ customers. Such payments on Class A Shares and Class R2 Shares will be paid to broker-dealers immediately. Such payments on Class B and Class C Shares will be paid to broker-dealers beginning in the 13th month following the purchase of such shares, except certain broker-dealers who have sold Class C Shares to certain defined contribution plans and who have waived the 1.00% sales commission shall be paid trail or maintenance commissions immediately.

Class M Shares. Short Term Bond Fund II Class M Shares pay a Distribution Fee of up to 0.35% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of

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sale of Class M Shares of the Short Term Bond Fund II of up to 3.00% of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.30% annualized of the average daily net asset value of Class M Shares maintained in the Short Term Bond Fund II by such broker-dealers’ customers up to $1 billion, and 0.35% of the daily net asset value in excess of $1 billion.

Money Market Funds. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.75% annualized of the average daily net asset value of Class B Shares or Class C Shares maintained in a Fund by such broker-dealers’ customers. With respect to Cash Management Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.50% annualized of the average daily net asset value. With respect to Reserve Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.25% annualized of the average daily net asset value. For Class B, Class C and Morgan Shares, trail or maintenance commissions will be paid to broker-dealers beginning in the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive 0.75% on Class B and C Shares, 0.50% on Cash Management Shares, 0.10% on Morgan Shares (except for Morgan Shares of the Prime Money Market Fund), 0.25% on Reserve Shares and 0.60% on E*TRADE Class and Service Shares of average daily net assets, the fee will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of any Fund.

Since the Distribution Fee is not directly tied to expenses, the amount of Distribution Fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). With respect to Class B and Class C Shares of the Funds, because of the 0.75% annual limitation on the compensation paid to JPMDS during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C Shares in any one year will be accrued and paid by a Fund to JPMDS in fiscal years subsequent thereto. However, the shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trusts and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such plan (“Qualified Trustees”).

The Distribution Plan may be terminated, with respect to any class of a Fund, at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act and the rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place. The Board of Trustees will review at least on a quarterly basis written reports of the amounts expended under the Distribution Plan indicating the purposes for which such expenditures were

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made. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office.

For details of the Distribution fees that the Funds paid to or that were accrued by JPMDS, see “DISTRIBUTOR — Distribution Fees” in Part I of this SAI.

SECURITIES LENDING AGENT

To generate additional income, certain Funds may lend up to 33-1/3% of their total assets pursuant to agreements (“Borrower Agreements”) requiring that the loan be continuously secured by cash or U.S. Treasury securities. JPMorgan Chase Bank, an affiliate of the Funds, and Goldman Sachs serve as lending agents pursuant to the JPMorgan Agreement and the Goldman Sachs Agreement, respectively.

Under the Goldman Sachs Agreement and the JPMorgan Agreement, Goldman Sachs Agency Lending and JPMorgan Chase Bank, respectively, acting as agents for certain of the Funds, loan securities to approved borrowers pursuant to Borrower Agreements substantially in the form approved by the Board of Trustees in exchange for collateral. During the term of the loan, the Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the JPMorgan Agreement or the Goldman Sachs Agreement. The Fund retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as income from securities lending (net in the Fund’s financial statements). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments (in the Fund’s financial statements).

Under the Goldman Sachs Agreement, Goldman Sachs is entitled to a fee equal to a percentage of the earnings on loans of securities. For purposes of this calculation, earnings shall mean: (a) the earnings on investments of cash collateral including waivers and reimbursements made by the Fund’s adviser or its affiliates for the benefit of the Fund that are related solely to investments of cash collateral less (b) the cash collateral fees paid to borrowers in connection with cash collateral. Pursuant to the Third Party Securities Lending Agreement, JPMorgan Chase Bank’s compensation is paid by Goldman Sachs. Under the JPMorgan Agreement, JPMorgan Chase Bank is entitled to a fee, monthly in arrears, equal to (i) 0.03% of the average dollar value of loans of U.S. securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-U.S. securities outstanding during a given month. The purpose of these fees under the JPMorgan Agreement is to cover the custodial, administrative and related costs of securities lending including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

CUSTODIAN

Pursuant to the Global Custody and Fund Accounting Agreement with JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017 (the “JPMorgan Custody Agreement”), JPMorgan Chase Bank serves as the custodian and fund accounting agent for each of the Funds, other than the JPMorgan SmartRetirement Funds. Pursuant to the JPMorgan Custody Agreement, JPMorgan Chase Bank is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Advisers.

With respect to the JPMorgan SmartRetirement Funds, pursuant to the Global Custody and Fund Accounting Agreement between JPMFM, JPMT I on behalf of the JPMorgan SmartRetirement Funds, and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017, effective May 5, 2006 (the “SmartRetirement Custody Agreement”), JPMorgan Chase Bank serves as the custodian and funds accounting agent for the JPMorgan SmartRetirement Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. The fees and

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expenses under the SmartRetirement Custody Agreement for custody and fund accounting are paid by JPMFM.

CUSTODY AND FUND ACCOUNTING FEES AND EXPENSES

For custodian services, each Fund (other than the JPMorgan SmartRetirement Funds) pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0009% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held), calculated monthly in arrears and fees between $2.50 and $80 for securities trades (depending on the domicile in which the trade is settled) and $5.00 for receipt of principal and/or interest on fixed income securities. JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

For custodian services for the JPMorgan SmartRetirement Funds, JPMFM pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0009% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held) calculated monthly in arrears. JPMFM also pays JPMorgan Chase Bank fees between $2.50 and $80 for securities trades (depending on the domicile in which the trade is settled) and $5.00 for receipt of principal and/or interest on fixed income securities. JPMFM shall also pay JPMorgan Chase Bank’s ordinary, reasonable out-of-pocked or incidental expenses other than legal fees and tax or related fees incidental to processing by governmental authorities, issuers or their agents.

JPMorgan Chase Bank also is paid $15, $35 or $60 per proxy (depending on the country where the issuer is located) for its service which helps facilitate the voting of proxies throughout the world.

In addition, JPMorgan Chase Bank provides derivative servicing with respect to swaps, swaptions and bond and currency options. The fees for these services include a transaction fee of up to $40 per new contract, a fee of up to $10 per contract amendment (including transactions such as trade amendments, cancellations, terminations, novations, option exercises, option expiries, maturities or credit events) and a daily fee of up to $0.40 per contract per day for position management services.

With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the JPMorgan Custody Agreement and the SmartRetirement Custody Agreement. For purposes of determining the asset levels at which a Tier applies, assets for that fund type across the entire J.P. Morgan Funds Complex shall be used.

Money Market Funds:

Tier One	First $250 billion	0.0014%
Tier Two	Over $250 billion	0.0010%

U.S. Fixed Income Funds:
Tier One	First $25 billion	0.0040%
Tier Two	Next $35 billion	0.0025%
Tier Three	Over $60 billion	0.0020%

U.S. Equity Funds:
Tier One	First $25 billion	0.0035%
Tier Two	Next $35 billion	0.0020%
Tier Three	Over $60 billion	0.0015%

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International Funds:
Tier One	First $12.5 billion	0.0050%
Tier Two	Over $12.5 billion	0.0040%

Emerging Markets Funds:
Tier One	First $12.5 billion	0.0060%
Tier Two	Over $12.5 billion	0.0050%

Other Fees:
Multi-Managed Funds (per manager)		$10,000
Fund of Funds		$15,000
Short Extension Portfolio Services		$70,000
Additional Share Classes		$2,000
(For Funds of Funds, this additional class expense applies after the third class.)

Minimums: (except for Fund of Funds)
U.S. Equity Funds		$20,000
U.S. Fixed Income Funds		$25,000
Money Markets Funds		$15,000
International Funds		$35,000
Emerging Markets Funds		$40,000
Highbridge Statistical Market Neutral Fund and Highbridge Dynamic Commodities Strategy Fund		$30,000

TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS” or “Transfer Agent”), 2 Heritage Drive, North Quincy, MA 02171, serves as each Fund’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, BFDS is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

The Trusts, on behalf of the Funds have entered into a shareholder servicing agreement, effective February 19, 2005, with JPMDS (“Shareholder Servicing Agreement”). The Shareholder Servicing Agreement for Institutional Class Shares of JPMT II became effective on August 12, 2004. Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the (i) personal shareholder liaison services and shareholder account information services (“Shareholder Services”) described below and/or (ii) other related services (“Other Related Services”) as also described below.

“Shareholder Services” include (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts

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with the Trusts; and (h) providing other shareholder services as the Trusts or a shareholder may reasonably request, to the extent permitted by applicable law.

“Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trusts for shares held for the benefit of shareholders; (e) forwarding communications from the Trusts to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining the Trusts’ website; (i) developing and maintaining facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.

Fees earned by J.P. Morgan Private Investments Inc. (JPMPI, the Subadviser for the J.P. Morgan Access Funds) for managing certain accounts may vary, particularly because for multiple accounts, JPMPI is paid based upon the performance results for those accounts. In addition, some of the portfolio managers have personal investments in other accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. JPMPI believes that such conflicts are mitigated in part because the Fund will be investing predominantly in mutual funds and structured notes the prices of which are fixed at the close of the trading day for all investors. With respect to other securities, JPMPI utilizes JPMIM’s trading desk and systems in order to participate in JPMIM’s policies designed to achieve fair and equitable allocation of investment opportunities. JPMPI also has policies and procedures that seek to manage conflicts and monitors a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with its Code of Ethics and J.P. Morgan Chase and Co.’s Code of Conduct.

For details of fees paid by the Funds to JPMDS for Shareholder Services and Other Related Services under the Shareholder Servicing Agreement, see “SHAREHOLDER SERVICING — Shareholder Services Fees” in Part I of this SAI.

To the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectuses for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder Services and/or Other Related Services, as described above, for shareholders. Such Financial Intermediaries may include, without limitation, any person who is an affiliate of JPMDS.

The initial term of the Shareholder Servicing Agreement was until October 31, 2006. Thereafter, if not terminated, the Shareholder Servicing Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trusts who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of the Trusts or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.

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Financial Intermediaries may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Each Financial Intermediary may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Financial Intermediaries may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Financial Intermediaries.

For shareholders that bank with JPMorgan Chase Bank, JPMDS may aggregate investments in the Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other Financial Intermediaries may, at their own expense, provide gifts such as computer software packages, guides and books related to investments or additional Fund shares valued up to $250 to their customers that invest in the J.P. Morgan Funds.

JPMDS or its affiliates may from time to time, at its or their own expense, out of compensation retained by them from the Funds or from other sources available to them, make additional payments to certain selected dealers or other Financial Intermediaries for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Funds attributable to shares of the Funds held by the customer of such Financial Intermediaries. Such compensation does not represent an additional expense to the Funds or to their shareholders, since it will be paid by JPMDS.

JPMDS, the Funds and their affiliates, agents and subagents may share certain information about shareholders and their accounts, as permitted by law and as described in the J.P. Morgan Funds Privacy Policy provided with your Prospectus, and also available on the J.P. Morgan Funds website at www.jpmorganfunds.com.

EXPENSES

Except for the JPMorgan SmartRetirement Funds, the Funds pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trusts. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trusts; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

With respect to the JPMorgan SmartRetirement Funds, the Administrator pays many of the ordinary expenses incurred by the Funds in their operations including organization costs, taxes, ordinary fees and expenses for legal and auditing services, fees and expenses of pricing services, the expenses of preparing (including typesetting), printing and mailing reports, prospectuses, statements of additional information, proxy solicitation material and notices to existing shareholders, all expenses incurred in connection with issuing and redeeming shares, the cost of custodial and fund accounting services, and the cost of initial and ongoing registration of the shares under Federal and state securities laws. The Funds pay the following fees and expenses, including their pro-rata share of the following fees and expenses of the Trust: (1) transfer agency, (2) shareholder servicing, (3) distribution fees, (4) brokerage costs, (5) all fees

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and expenses of Trustees, (6) the portion of the compensation of the Trust’s Chief Compliance Officer (CCO) attributable to the Funds on the basis of relative net assets, (7) costs of the Trust’s CCO Program, (8) insurance, including fidelity bond and D&O insurance, (9) interest, (10) litigation and (11) other extraordinary or nonrecurring expenses. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

JPMIM, SC-R&M, JPMFM and JPMDS have agreed that they will waive fees or reimburse the Funds as described in the Prospectuses.

FINANCIAL INTERMEDIARIES

The services provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Funds, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client’s account balance and integrating these statements with those of other transactions and balances in the client’s other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or clients of the Financial Intermediary may reasonably request and agree upon with the Financial Intermediary.

Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.

Each Fund has authorized one or more Financial Intermediaries to accept purchase and redemption orders on its behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. These orders will be priced at the Fund’s NAV next calculated after they are so accepted.

The Funds may also enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, sub-transfer agency and/or omnibus accounting. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees and shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS, JPMIM or their affiliates may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its or their own expense and out of its or their legitimate profits.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMDS and JPMIM, at their own expense and out of their legitimate profits, may provide cash incentives (sometimes referred to as “other cash compensation”) to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMDS and JPMIM from time to time. Those additional cash incentives are payments over and above any sales charges (including 12b-1 fees),

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shareholder servicing, sub-transfer agency or networking fees which are disclosed elsewhere in the Funds’ prospectuses or in this SAI. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives and/or for training and educating a Financial Intermediary’s employees. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may pay Financial Intermediaries an additional commission on the sale of Fund shares subject to a contingent deferred sales charge (“CDSC”). JPMIM and its affiliates may pay any ticket charges applied to Fund shares.

Other cash compensation payments made by JPMDS, JPMIM and/or their affiliates may be different for different Financial Intermediaries and may vary with respect to the type of fund (e.g., equity fund or fixed income fund) sold by the Financial Intermediary. Other cash compensation payments are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments. Other cash compensation payments are always made only to the firm, never to individuals.

For details of the amounts paid by the Funds’ Adviser and Distributor for all of the Funds pursuant to their other cash compensation arrangements, see “FINANCIAL INTERMEDIARIES — Other Cash Compensation” in Part I of this SAI.

To the extent permitted by the FINRA regulations, JPMIM, JPMDS and their affiliates may also pay non-cash compensation to sales representatives of Financial Intermediaries in the form of: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Financial Intermediaries or due diligence meetings.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, Financial Intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over the other share classes.

Finders’ Fees. JPMDS may pay Financial Intermediaries who sell over $1 million of Class A Shares of certain Funds a finder’s fee. JPMDS reserves the right to alter or change the finder’s fee policy at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

For details of finders’ fee commissions paid to Financial Intermediaries, see “FINANCIAL INTERMEDIARIES — Finders’ Fee Commissions” in Part I of this SAI.

For details of the finder’s fee amounts paid by the Adviser and Distributor for the Funds’ most recent fiscal year, see “FINANCIAL INTERMEDIARIES — Finders’ Fee Commissions” in Part I of this SAI.

TRUST COUNSEL

The law firm of Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, is counsel to the Trusts.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Trusts and the Funds is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and assists in the preparation and/or review of each Fund’s federal and state income tax returns.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under “Distribution and Tax Matters” in the Prospectuses. Dividends may differ between classes as a result of differences in distribution expenses or other class-specific expenses.

Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder’s pre-assigned bank account or are mailed by check in accordance with the customer’s instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, such shareholder’s distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

The NAV of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to such class, divided by the number of outstanding shares of such class. The following is a discussion of the procedures used by the Funds in valuing their assets.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price.

Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. Additionally, trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed. The Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service, unless the Adviser determines in accordance with procedures adopted by the Board that use of another fair valuation methodology is appropriate. To the extent that foreign equity securities are not fair valued utilizing quotations of an independent pricing service, such securities shall generally be valued using the price of the last sale or official close of the primary exchange on which the security is purchased that is reported before the time when the net assets of the Funds are valued.

For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM EST.

Securities of open-end investment companies are valued at their respective NAVs.

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Fixed income securities with a remaining maturity of 61 days or more are valued using market quotations available from and supplied daily by Board approved independent or affiliated third party pricing services or broker/dealers of comparable securities. It is anticipated that such pricing services and broker/dealers will generally provide bid-side quotations.

Certain fixed income securities, in accordance with the Funds’ pricing procedures, may be valued by PricingDirect Inc., an affiliate of the Funds’ Adviser. PricingDirect Inc. provides these prices to other affiliated and non-affiliated entities for pricing purposes and the Funds are charged rates that are comparable to those charged to other affiliated or non-affiliated entities. The fixed income valuation prices provided by Bear Stearns to the Funds are the same prices that are provided to other affiliated and non-affiliated entities.

Emerging market debt securities, in accordance with the Funds’ pricing procedures, may be valued using market quotations provided by Emerging Markets Research, a pricing product supplied by JPMorgan Securities, Inc., an affiliate of the Funds’ Adviser. This product is supplied to other affiliated and non-affiliated entities for pricing purposes. All parties, including the Funds, are provided access to this product at no charge and the prices reflected are the same prices used to price the securities that comprise the J.P. Morgan Emerging Markets Bond Indices.

Generally, short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days.

Swaps shall generally be valued by a Board-approved independent or affiliated pricing service or at an evaluated price provided by a counterparty or third-party broker. Certain swaps, in accordance with the Funds’ pricing procedures, may be valued by J.P. Morgan Worldwide Securities Services Global Derivatives Services (“GDS”), a service offering within JPMorgan Chase Bank, an affiliate of the Funds’ Adviser or by Bear Stearns. These services are supplied to other affiliated and non-affiliated entities for pricing purposes and the Funds are charged rates that are comparable to those charged to other affiliated or non-affiliated entities. The swap valuation prices provided by GDS and Bear Stearns to the Funds are the same prices that are provided to other affiliated and non-affiliated entities. Futures, options and other derivatives are valued on the basis of available market quotations.

The Money Market Funds’ portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant NAV per share of each Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Board of Trustees will take steps necessary to reduce such deviation, such as changing a Fund’s dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund’s capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his or her investment in the Funds.

With respect to all Funds, securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the general supervision and responsibility of the Trustees. The Board of Trustees has established a Valuation Committee to assist the Board in its oversight of the valuation of the Funds’ securities. The Funds’ Administrator has established a Fair Valuation Committee (“FVC”) to (1) make fair value determinations in certain pre-determined situations as outlined in the procedures approved by the Board and (2) provide recommendations to the Board’s Valuation Committee in other situations. This FVC includes senior representatives from Funds management as well as the Funds’ investment adviser. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities

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(e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

DELAWARE TRUSTS

JPMT I and JPMT II. JPMT I and JPMT II were each formed as Delaware statutory trusts on November 12, 2004 pursuant to separate Declarations of Trust dated November 5, 2004. JPMT I assumed JPMMFS’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005, and JPMT II assumed One Group Mutual Funds’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005.

Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing trust instrument. JPMT I’s and JPMT II’s Declarations of Trust each provides that shareholders of JPMT I and JPMT II shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to JPMT I or JPMT II or any series or class thereof. In addition, the Declarations of Trust each provides that neither JPMT I or JPMT II, nor the Trustees, officers, employees, nor agents thereof shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, Declarations of Trust for JPMT I and JPMT II each expressly provide that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

The Declarations of Trust of JPMT I and JPMT II each provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating to the person being or having been a shareholder and not because of the shareholder’s acts or omissions. The Declarations of Trust of JPMT I and JPMT II each also provide that JPMT I and JPMT II, on behalf of the applicable series, may, at its option with prior written notice, assume the defense of any claim made against a shareholder.

JPMT I’s and JPMT II’s Declarations of Trust each provides that JPMT I and JPMT II will indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which they may be involved because of their offices with JPMT I or JPMT II, unless, as to liability to JPMT I or JPMT II or the shareholders thereof, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declarations of Trust each provides that any Trustee who has been determined to be an “audit committee financial expert” shall not be subject to a greater liability or duty of care because of such determination.

JPMT I and JPMT II shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.

JPMT I is party to an Agreement and Plan of Investment and Transfer of Assets dated January 17, 2006 pursuant to which it has agreed, out of the assets and property of certain Funds, to indemnify and hold harmless JPMorgan Chase Bank, in its corporate capacity and as trustee of certain common trust funds, and each of its directors and officers, for any breach by JPMT I of its representations, warranties, covenants or agreements under such Agreement or any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMT I or its Board of Trustees or officers, related to the transfer of assets from certain common trust funds to the respective Funds and other related transactions.

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MASSACHUSETTS TRUSTS

JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are each organized as a Massachusetts business trust. Short Term Bond Fund II is a separate and distinct series of JPMMFG, and the Growth Advantage Fund is a separate and distinct series of JPMMFIT. Copies of the Declarations of Trust of each of JPMMFG and JPMMFIT are on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declarations of Trust and By-laws of JPMMFG and JPMMFIT are designed to make JPMMFG and JPMMFIT similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case for a corporation. However, JPMMFG’s and JPMMFIT’s Declarations of Trust provide that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Boards of Trustees intend to conduct the operations of JPMMFG and JPMMFIT in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

JPMMFG’s and JPMMIT’s Declarations of Trust each provides that JPMMFG and JPMMFIT will each indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with JPMMFG or JPMMFIT, unless, as to liability to JPMMFG or JPMMFIT or their shareholders, it is finally adjudicated that the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of JPMMFG or JPMMFIT. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

JPMMFG and JPMMFIT shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

MARYLAND CORPORATION

JPMFMFG. JPMFMFG is a diversified open-end management investment company which was organized as a Maryland corporation, on August 19, 1997. Effective April 30, 2003, the name of JPMFMFG was changed from Fleming Mutual Fund Group, Inc. to J.P. Morgan Fleming Mutual Fund Group, Inc.

The Articles of Incorporation of JPMFMFG provide that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents,

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employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provide that JPMFMFG will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with JPMFMFG to the fullest extent permitted by law. However, nothing in the Articles of Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

DESCRIPTION OF SHARES

Shares of JPMT I and JPMT II. JPMT I and JPMT II are open-end, management investment companies organized as Delaware statutory trusts. Each Fund represents a separate series of shares of beneficial interest. See “Delaware Trusts.”

The Declarations of Trust of JPMT I and JPMT II each permits the Trustees to issue an unlimited number of full and fractional shares ($0.0001 par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees of JPMT I and JPMT II may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine; however, the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMT I or JPMT II, respectively. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of JPMT I and JPMT II not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust of JPMT I and JPMT II.

Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMTI and JPMT II which are not attributable to a specific series or class are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees of JPMT I and JPMT II may, without shareholder approval (unless otherwise required by applicable law): (i) cause JPMT I or JPMT II to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume JPMT I or JPMT II’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the U.S. or of a state, commonwealth, possession or territory of the U.S., unless otherwise

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permitted under the 1940 Act; (ii) cause any one or more series or classes of JPMT I or JPMT II to merge or consolidate with or into any one or more other series or classes of JPMT I or JPMT II, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause JPMT I or JPMT II to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

The Trustees may, without shareholder vote, generally restate, amend or otherwise supplement JPMT I or JPMT II’s governing instruments, including the Declarations of Trust and the By-Laws, without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, JPMT I’s and JPMT II’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of JPMT I or JPMT II, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as JPMT I or JPMT II shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

Each share class of a Fund has exclusive voting rights with respect to matters pertaining to the Fund’s Distribution and Shareholder Services Plans, Distribution Plans or Shareholder Services Plan applicable to those classes.

Shares of JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are open-end, management investment companies each organized as a Massachusetts business trust. The Short Term Bond Fund II represents a separate series of shares of beneficial interest of JPMMFG and the Growth Advantage Fund represents a separate series of shares of beneficial interest of JPMMFIT. See “Massachusetts Trust.”

The Declarations of Trust of JPMMFG and JPMMFIT permit the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro-rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Trusts.” The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

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The shareholders of the Funds are entitled to one vote for each whole share (with fractional shares entitled to a proportionate fractional vote) on matters on which shares of the Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMMFG and JPMMFIT. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of JPMMFG and JPMMFIT not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust.

Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMMFG and JPMMFIT which are not attributable to a specific series or class are allocated among all of its series in a manner believed by management of JPMMFG and JPMMFIT to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Funds for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Funds and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

Shareholders of the Fund have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Fund’s shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of JPMMFG’s or JPMMFIT’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of the Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the

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effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

For information relating to mandatory redemption of Fund shares or their redemption at the option of JPMMFG and JPMMFIT under certain circumstances, see “Purchases, Redemptions and Exchanges”.

Shares of JPMFMFG. The Articles of Incorporation of JPMFMFG permit the classes of JPMFMFG to offer 812,500,000 shares of common stock, with $.001 par value per share. Pursuant to JPMFMFG’s Articles of Incorporation, the Board may increase the number of shares that the classes of JPMFMFG are authorized to issue without the approval of the shareholders of each class of JPMFMFG. The Board of Directors has the power to designate and redesignate any authorized but unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series and to classify or reclassify any unissued shares with respect to such class or series.

Each share of a series in JPMFMFG represents an equal proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series. Shareholders have no preemptive rights. All consideration received by JPMFMFG for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Under Maryland law, JPMFMFG is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

Each share in each series of the Fund represents an equal proportionate interest in that series of the Fund with each other share of that series of the Fund. The shares of each series and class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMFMFG which are not attributable to a specific series or class are allocated among all the series and classes in a manner believed by management of JPMFMFG to be fair and equitable. Shares of each series or class generally vote together, except when required by federal securities laws to vote separately on matters that may affect a particular series or class differently, such as approval of a distribution plan.

PORTFOLIO HOLDINGS DISCLOSURE

As described in the Prospectuses and pursuant to the procedures approved by the Trustees, each business day, a Fund will make available to the public upon request to J.P. Morgan Funds Services or the J.P. Morgan Institutional Funds Service Center (1-800-480-4111 or 1-800-766-7722, as applicable) a complete, uncertified schedule of its portfolio holdings as of the prior business day for the Money Market Funds and as of the last day of that prior month for all other Funds. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Funds’ publicly available uncertified, complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Fund’s Adviser or its affiliates that invest in the

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Funds or such clients’ consultants. No compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures.

For a list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided and the length of the lag between the date of the information and the date it is disclosed, see “PORTFOLIO HOLDINGS DISCLOSURE” in Part I of this SAI.

In addition, certain service providers to the Funds or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than the time period specified in the applicable prospectus, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, consultants retained to assist in the drafting of management discussion of fund performance in shareholder reports, brokers in connection with Fund transactions and in providing pricing quotations, transfer agents and entities providing CDSC financing (released weekly one day after trade date). When a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than the time period specified in the Prospectuses. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney — client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Disclosure of a Fund’s portfolio securities as an exception to the Funds’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and to submit the proposal to the Fund’s Treasurer for approval following business and legal review. Additionally, no compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

In addition to the foregoing, the portfolio holdings of certain of the Adviser’s separately managed account investment strategies, which are the same or substantially similar to certain of the J.P. Morgan Funds, are made available on a more timely basis than the time period specified in the applicable prospectus. It is possible that any such recipient of these holdings could trade ahead of or against a Fund based on the information received.

Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security. With regard to the Money Market Funds, beginning in October 2010, not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained. In addition, beginning in December 2010, not later than five business days after the end of each calendar month, each Money Market Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website 60 days after the end of each calendar month. In addition to information on portfolio holdings, no sooner than 10 days after month end, the Funds may post a portfolio characteristics summary to the J.P. Morgan Funds’ website

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at www.jpmorganfunds.com. In addition, other fund statistical information may be found on the J.P. Morgan Funds’ website from time to time.

PROXY VOTING PROCEDURES AND GUIDELINES

The Board of Trustees has delegated to the Advisers and their affiliated advisers, proxy voting authority with respect to the Funds’ portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds’ Board of Trustees has adopted the Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.

The Adviser and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.

Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, the Adviser and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Adviser and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, the Adviser has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. (“ISS”) in the U.S., to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance, Operations or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, the Adviser may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain Adviser personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

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The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

•	Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMIM and SC-R&M also considers the cost of voting in light of the expected benefit of the vote.

•	Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Adviser pays particular attention to management’s arguments for promoting the prospective change. The Adviser’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

•	The Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, the Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•	The Adviser will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

•	The Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

•	The Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•	The Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•	The Adviser reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however, the Adviser will generally vote against such proposals and vote for revoking existing plans.

•	Where social or environmental issues are the subject of a proxy vote, the Adviser will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

•	With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) the Adviser’s position is to neither vote in favor or against. For Extraordinary

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General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•	The Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•	The Adviser votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	The Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	The Adviser votes against proposals for a super-majority vote to approve a merger.

•	The Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

•	The Adviser votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. The Adviser generally considers other management compensation proposals on a case-by-case basis.

•	The Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

HCM. The Board of Trustees has delegated to HCM proxy voting authority with respect to portfolio securities of the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund. HCM’s proxy voting policy is as follows (HCM being referred to as the “Firm”):

Introduction/General Principles. The Firm exercises voting authority over Client proxies with one important consideration in mind: to ensure that the Firm votes proxies in the best interests of Clients. The Firm will make copies of these proxy voting policies and procedures available upon request to Clients and, when the Client is a Fund, to the investors in that Fund. The Firm has engaged ISS to review and vote proxies on behalf of the Firm and its Clients. The Firm has instructed its prime brokers and custodians of Firm or Client securities to forward to ISS all proxies received in connection with securities of the Firm or its Clients held by such prime brokers or custodians. Firm personnel who receive a proxy statement will forward it to the Compliance Officer or her designee, who will forward it on to ISS. ISS is responsible for making sure proxies are voted in a timely manner. Any question with respect to voting in such situations should be referred to the Compliance Officer, or her designee. ISS determines how to vote proxies on behalf of the Firm and its Clients pursuant to predetermined guidelines and will post its proposed vote on

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its website. The firm has access to the ISS website and will be able to regularly review a record of the proxies and votes cast.

Voting by the Firm. The Head of Operations, together with the appropriate Portfolio Manager or Trader, may determine to vote a particular proxy in a manner differing from the proposed vote of ISS as displayed on the ISS website. Notice shall be given to the Compliance Officer, or her designee should the Head of Operations, together with the appropriate Portfolio Manager determine to vote a particular proxy in a manner different from the proposed vote of ISS. Neither the Compliance Officer nor the Head of Operations may alter an ISS proposed vote should the Portfolio Manager or the Firm have a material conflict of interest with the Client whose securities are the subject of the vote.

Resolving Conflicts of Interest. A material conflict of interest may arise if the Firm, the Portfolio Manager or a Supervised Person has a substantial business or personal relationship with the company that is the subject of the proxy or a proponent of a proxy proposal and the failure to vote in favor of management or the proponent could harm the Firm’s relationship with such persons. Should a Portfolio Manager or any other Supervised Person have a question as to whether a particular proxy vote would give rise to a material conflict of interest, the Portfolio Manager or Supervised Person should contact the Compliance Officer. The Compliance Officer will consult with the CFO, Head of Operations, Portfolio Managers and the other Firm personnel with knowledge of the potential conflict and determine whether a material conflict exists and resolve the conflict in the best interest of the Client. Material conflicts of interest between the Firm, its personnel and its Clients will be resolved as follows:

1.  Where the conflict of interest is a conflict involving the Firm, the firm will abstain from changing the ISS vote determination on the website;

2.  Where the conflict of interest is a personal conflict involving the Portfolio Manger, the Portfolio Manger will abstain from the voting decision, and the HCM Compliance Officer, after consultation with the HCM CFO, will determine whether to vote the proxy or allow ISS to vote the proxy.

Confirming Independence of ISS. The Firm has confirmed that ISS has the experience, capacity and competence to vote proxies. ISS has represented that it will not provide this service in connection with any proxy concerning a company for which it provides substantial services, or it otherwise has a relationship which would preclude it from making recommendations in an impartial manner and in the best interests of the Firm’s Clients. The Firm has no affiliation or material business, professional or other relationship with ISS. ISS has also undertaken to inform the Compliance Officer, or her designee, or any relationship it has or may have in the future with any company for which ISS proposes to provide proxy voting recommendations (including any compensation received or to be received from such company).

Recordkeeping. The Firm must retain copies of (i) its proxy voting policies and procedures and all amendments thereto; (ii) a list of the proxy statements received and forwarded to ISS regarding Client securities; (iii) records of votes cast by ISS and the Firm on behalf of Clients; (iv) records of Client requests for proxy voting information; (vii) any records relating to the qualifications of ISS and how it addresses material conflicts of interest; and (vii) records relating to how the Firm addressed material conflicts of interest. The information should be retained by the HCM’s Head of Operations and copies should be sent to the HCM’s Compliance Officer, or her designee.

In accordance with regulations of the SEC, the Funds’ proxy voting records for the most recent 12-month period ended June 30 are on file with the SEC and are available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and are on the SEC’s website at www.sec.gov.

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ADDITIONAL INFORMATION

A Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) a Trust is required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of a Trust at a meeting duly called for the purpose, which meeting shall be called and held in accordance with the bylaws of the applicable Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

As used in a Trust’s Prospectuses and in this SAI, “assets belonging to a Fund” means the consideration received by a Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by a Trust’s Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of a Trust to particular Funds will be determined by the Board of Trustees of a Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of a Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in this SAI and the Prospectuses, the term “majority of the outstanding voting securities” of the Trust, a particular Fund or a particular class of a Fund means the following when the 1940 Act governs the required approval: the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund, or (b) 67% or more of the shares of the Trust, such Fund or such class of such Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund are represented in person or by proxy. Otherwise, the declaration of trust, articles of incorporation or by-laws usually govern the needed approval and generally require that if a quorum is present at a meeting, the vote of a majority of the shares of the Trust, such Fund or such class of such Fund, as applicable, shall decide the question.

Telephone calls to the Funds, the Funds’ service providers or a Financial Intermediary as Financial Intermediary may be recorded. With respect to the securities offered hereby, this SAI and the Prospectuses do not contain all the information included in the Registration Statements of the Trusts filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements of the Trusts. Each such statement is qualified in all respects by such reference.

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No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trusts, the Funds or JPMDS. The Prospectuses and this SAI do not constitute an offer by any Fund or by JPMDS to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or JPMDS to make such offer in such jurisdictions.

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APPENDIX A — PURCHASES, REDEMPTIONS AND EXCHANGES

The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the Prospectuses.

An investor may buy (or redeem) shares in certain Funds: (i) through a Financial Intermediary; or (ii) through JPMDS by calling J.P. Morgan Funds Services. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of JPMorgan Chase that have entered into an agreement with the Distributor, or, if applicable, an authorized designee of a Financial Intermediary. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the “Bank Account Registration” section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing. Investors may incur a fee if they effect transactions through a Financial Intermediary.

The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Net Asset Value”. This is a taxable transaction to the shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied, in accordance with polices and procedures approved by the Board of Trustees.

Except as provided in a Fund’s prospectus, and subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. JPMFMFG has filed an election under 18f-1 under the 1940 Act. The other Trusts have not filed an election under Rule 18f-1. However, the following Funds have previously filed Rule 18f-1 elections: (i) JPMorgan Value Opportunities Fund (formerly, The Growth Fund of Washington, Inc.), (ii) JPMorgan California Tax Free Bond Fund (formerly, J.P. Morgan California Bond Fund), (iii) JPMorgan Tax Aware Disciplined Equity Fund, (iv) JPMorgan Tax Aware U.S. Equity Fund, (v) JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (as former series of Mutual Fund Select Trust), and (vi) JPMorgan International Equity Fund (as former series of Mutual Fund Select Group). These elections carry over and commit these Funds to paying redemptions by a shareholder of record in cash, limited during any 90 day period to the lesser of: (i) $250,000 or (ii) one percent of the net asset value of the Fund at the beginning of such period.

Each investor may add to or reduce its investment in a Fund on each day that the New York Stock Exchange (the “Exchange”) is open for business. An investor in a Money Market Fund may add to or reduce its investment in a Money Market Fund on each day that the Exchange is open for business or when a Money Market Fund elects to remain open when the Exchange is closed but the Federal Reserve Bank of New York is open. The investor’s percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor’s investment in a Fund effected on such day and (ii) the denominator of which is the aggregate NAV of a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in a Fund. The percentage so determined will then be applied to determine the value of the investor’s interest in a Fund as of such time on the following day the Exchange is open for trading or, for a Money Market Fund, the following day the Money Market Fund is open.

The Money Market Funds reserve the right to waive any investment minimum. With respect to Agency, Capital, Institutional Class and Premier Shares, examples of when, in the Money Market Funds’ discretion, exceptions to the minimum requirements may be made include, but are not limited to, the following: (1) accounts of a parent corporation and its wholly-owned subsidiaries may be aggregated together to meet the minimum requirement; (2) accounts held by an institutional investor in any of the Money Market Funds in JPMT I or JPMT II may be aggregated together to meet the minimum requirement; and (3) an institutional investor may be given a reasonable amount of time to reach the investment minimum for a class. For Agency, Institutional Class and Premier Shares, investors must purchase the Shares directly from the J.P. Morgan Funds through JPMDS to potentially be eligible. In each case, the investors must inform the J.P. Morgan Funds (or their Financial Intermediary in the case of Capital Shares) that they have accounts that they may be eligible for an exception to the investment minimum.

Exchange Privilege. Shareholders may exchange their shares in a Fund for shares of any other J.P. Morgan Fund as indicated in the Prospectuses that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may discontinue this exchange privilege at any time.

Shares of a Fund may only be exchanged into another Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. With respect to exchanges from any Money Market Fund, shareholders must have acquired their shares in such money market fund by exchange from one of the J.P. Morgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

Redemptions. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days (more than one day for the Prime Money Market Fund and Liquid Assets Money Market Fund) when:

(a)	trading on the Exchange is broadly restricted by the applicable rules and regulations of the SEC;

(b)	the Exchange is closed for other than customary weekend and holiday closing;

(c)	the SEC has by order permitted such suspension; or

(d)	the SEC has declared a market emergency.

In addition, if the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Money Market Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of a Money Market Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Redemption Fees. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. However, shares of certain Funds identified as charging redemption fees in their Prospectuses and held for less than 60 days are redeemable (or exchangeable) at a price equal to 98% of the then-current NAV per share, less any applicable CDSC.

The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60 day holding period.

Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective trust fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60 day holding period.

This 2% discount, referred to in the above listed Funds’ Prospectuses and this SAI as a redemption fee, directly affects the amount a Shareholder who is subject to the discount receives upon redemption or exchange. It is intended to offset the brokerage commissions, capital gains impact and administrative and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its affiliates and does not economically benefit a Fund’s Adviser in any way. The above listed Funds reserve the right to modify the terms of or terminate this fee at any time.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund. Partial redemptions will still be subject to a redemption fee,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program, including those within an employer-sponsored retirement plan asset allocation program that qualifies as a Qualified Default Investment Alternative (“QDIA”).

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. A Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee.

The redemption fee does not apply when a Fund exercises its right to liquidate accounts falling below the minimum account size or when a Fund redeems shares to collect an applicable subminimum account fee. The redemption fee will not apply to shares obtained through operation of the conversion feature applicable to the Class B shares even if they are redeemed within 60 days of conversion. The Funds do not impose a redemption fee if the amount of such fee would be less than $50. Financial Intermediaries may have a lower minimum or no minimum for charging redemption fees.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that a Fund is unable to effectively identify market timers or a Fund does not seek to identify market times, long-term investors may be adversely affected. The Funds do not authorize market timing and, except for the Funds identified in the Prospectuses, use reasonable efforts to identify market timers and apply any applicable redemption fee. There is no assurance, however, that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to identify accounts that should be charged a redemption fee and to collect any redemption fees owed to the Funds.

For purposes of calculating the redemption fee, shares purchased through the reinvestment of dividends or capital gain distributions paid by a Fund (“free shares”) will be treated as redeemed first. After a Shareholder’s free shares have been used up, shares will be redeemed on a first-in, first-out basis.

Applicability of Excessive Trading Limits and Redemption Fees to J.P. Morgan Investor Funds, JPMorgan Insurance Trust Balanced Portfolio, JPMorgan Diversified Fund, and JPMorgan SmartRetirement Fund Transactions. For purposes of the application of the excessive trading limitations and the redemption fees, the JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth Fund, JPMorgan Investor Growth & Income Fund, JPMorgan Insurance Trust Balanced Portfolio, JPMorgan Diversified Fund, JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2010 Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, and any future series designated as a JPMorgan SmartRetirement Fund will be considered asset allocation programs within the stated exceptions to the excessive trading limits and the redemption fees.

Additional Information About Class B and Class C Shares. The Distributor pays a commission of 1.00% of the offering price on sales of Class C Shares (other than the Short Duration Bond Fund, the Short-Intermediate Municipal Bond Fund, and the Limited Duration Bond Fund). The Distributor keeps the entire amount of any CDSC the investor pays for Class B and Class C Shares.

If an investor redeems Class C Shares and then uses that money to buy Class C Shares of a J.P. Morgan Fund within 90 days of that redemption, the second purchase will be free of a CDSC. Also, the 12b-1 aging will include the investor’s prior months’ holdings, so that the Financial Intermediary will receive the trail sooner.

Class B Shares of the Funds (excluding the Money Market Funds) automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) after the period of time specified in the applicable Prospectuses has elapsed since the date of purchase (the “CDSC Period”), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase or such other applicable yearly anniversary. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Class A Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

Class B Shares of the Money Market Funds automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by Morgan Shares) after the CDSC Period, together with the pro-rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Morgan Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Morgan Shares than the number of Class B Shares converted.

A Fund may require medallion signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, broker, savings and loan association or credit union under Rule 17Ad-15 of the Securities Exchange Act.

The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

Investors may incur a fee if they effect transactions through a Financial Intermediary.

Systematic Withdrawal Plan. Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

(i)  monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

(ii)  quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

Cut-Off Times for Purchase, Redemption and Exchange Orders. Orders to purchase, exchange or redeem shares accepted by the Funds, or by a Financial Intermediary authorized to accept such orders, by the cut-off times indicated in the Funds’ Prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, Financial Intermediaries that are authorized to accept purchase, exchange and/or redemption orders from investors are permitted to transmit those orders that are accepted by the Financial Intermediary before the cut-off times in the various Prospectuses to the Funds by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the Prospectuses.

APPENDIX B—DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the investment adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless the investment adviser determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF SHORT-TERM CREDIT RATINGS

Standard & Poor’s Corporation (“S&P”)

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings (“Fitch”)

F1	HIGHEST SHORT-TERM CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	GOOD SHORT-TERM CREDIT QUALITY. Good intrinsic capacity for timely pament of financial obligations.

F3	FAIR SHORT-TERM CREDIT QUALITY. The intrinsic capacity for timely payment of financial commitments is adequate.

B	SPECULATIVE SHORT-TERM CREDIT QUALITY. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	HIGH SHORT-TERM DEFAULT RISK. Default is a real possibility.

RD	RESTRICTED DEFAULT. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations. Applicable to entity ratings only.

D	Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Moody’s Investors Service, Inc. (“Moody’s”)

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Dominion Bond Rating Service (“DBRS”)

The DBRS short-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its near-term debt obligations in a timely manner. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity..

R-1 (high)
Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high)

rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (middle)
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (low)
Short term debt rated “R-1” (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high)
Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2 (middle)
Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2 (low)
Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.

R-3
Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

R-4
Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

R-5
Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

D
A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

DESCRIPTION OF BANK RATINGS

Moody’s

Moody’s Bank Financial Strength Ratings (BFSRs) represent Moody’s opinion of a bank’s intrinsic safety and soundness and, as such, exclude certain external credit risks and credit support elements that are addressed by Moody’s Bank Deposit Ratings. In addition to commercial banks, Moody’s BFSRs may also be assigned to other types of financial institutions such as multilateral development banks, government-sponsored financial institutions and national development financial institutions.

A
Banks rated A possess superior intrinsic financial strength. Typically, they will be institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B
Banks rated B possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C
Banks rated C possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D
Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors: a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E
Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Where appropriate, a “+” modifier will be appended to ratings below the “A” category and a “-” modifier will be appended to ratings above the “E” category to distinguish those banks that fall in the higher and lower ends, respectively, of the generic rating category.

DESCRIPTION OF LONG-TERM CREDIT RATINGS

S&P

Corporate and Municipal Bond Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Investment Grade

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C	A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment,

obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Active Qualifiers (Currently applied and/or outstanding)

i:  This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L:  Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

P:  This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr:  The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Preliminary:  Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

•	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations that will likely be issued upon reorganization or emergence from bankruptcy, based on late-stage reorganization plans, documentation and discussions with the obligor. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s). The final rating may differ from the preliminary rating as a result of changes in the reorganization plan or other developments. Standard & Poor’s reserves the right not to issue a final rating.

t:  This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Unsolicited:  Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*:  This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c:  This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q:  A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r:  The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s

Long-Term Obligation Ratings

Investment Grade

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Non-Investment Grade

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers, 1, 2, and 3 to each generic rating classified from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch

Investment Grade

AAA
HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	HIGH CREDIT QUALITY. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for timely payment of financial commitments is considered adequate but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB
SPECULATIVE. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	HIGHLY SPECULATIVE. ‘B’ ratings indicate that material credit risk is present.

CCC	SUBSTANTIAL CREDIT RISK. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	VERY HIGH LEVELS OF CREDIT RISK. ‘CC’ ratings indicate very high levels of credit risk.

C	EXCEPTIONALLY HIGH LEVELS OF CREDIT RISK. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

DBRS

Long-Term Obligations

The DBRS long-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades. This scale is also used for preferred and hybrid instruments. References to interest throughout reflect dividend commitments, where applicable, for a preferred instrument.

AAA
Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favourable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.

AA
Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A
Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

BBB
Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB
Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B
Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C
Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D
A security rated D implies the issuer has not met a scheduled payment of interest or principal, the issuer has made it clear that it will miss such a payment in the near future, or in certain cases, that there has been a distressed exchange. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS. Where this scale is used for preferred securities, the non payment of a dividend will only be considered as a D if the missed payment constitutes default per the legal documents.

DESCRIPTION OF INSURANCE RATINGS

Moody’s

Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

Insurance Financial Strength Ratings, shown in connection with property/casualty groups, represent the ratings of individual companies within those groups, as displayed in Moody’s insurance industry ratings list. The rating of an individual property/casualty company may be based on the benefit of its participation in an intercompany pooling agreement. Pooling agreements may or may not provide for continuation of in-force policyholder obligations by pool members in the event that the property/casualty insurer is sold to a third party or otherwise removed from the pooling agreement.

Moody’s assumes in these ratings that the pooling agreement will not be modified by the members of the pool to reduce the benefits of pool participation, and that the insurer will remain in the pool. Moody’s makes no representation or warranty that such pooling agreement will not be modified over time, nor does Moody’s opine on the probability that the rated entity may be sold or otherwise removed from the pooling agreement.

Long-Term Insurance Financial Strength Ratings

Moody’s rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company’s ability to meet its senior policyholder claims and obligations.

Aaa
Insurance companies rated in this category offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa
Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A	Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba
Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B	Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa
Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca	Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C	Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group — with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Short-Term Insurance Financial Strength Ratings

Short-Term Insurance Financial Strength Ratings are opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

P-1	Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

P-2	Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

P-3	Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

NP	Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

When ratings are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parenthesis beneath the name of the insurer, or there is a footnote referring to the name or names of the supporting entity or entities.

In assigning ratings to such insurers, Moody’s evaluates the financial strength of the affiliated insurance companies, commercial banks, corporations, foreign governments, or other entities, but only as one factor in the total rating assessment. Moody’s makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

S&P

Insurer Financial Strength Rating Definitions

A  S&P’s insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms.

This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met.

Insurer financial strength ratings do not refer to an organization’s ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.

Long-Term Insurer Financial Strength Ratings

An insurer rated ‘BBB’ or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA	An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

AA	An insurer rated ‘AA’ has very strong financial security characteristics, differing only slightly from those rated higher.

A	An insurer rated ‘A’ has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB	An insurer rated ‘BBB’ has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.

An insurer rated ‘BB’ or lower is regarded as having vulnerable characteristics that may outweigh its strengths; ‘BB’ indicates the least degree of vulnerability within the range; ‘CC’ the highest.

BB	An insurer rated ‘BB’ has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B	An insurer rated ‘B’ has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC	An insurer rated ‘CCC’ has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC	An insurer rated ‘CC’ has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

R
An insurer rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR	An insurer designated ‘NR’ is not rated, which implies no opinion about the insurer’s financial security.

Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings

The Insurer Financial Strength (IFS) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company’s policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.

The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.

Expected recoveries are based on the agency’s assessments of the sufficiency of an insurance company’s assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.

IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.

The IFS Rating does not address the quality of an insurer’s claims handling services or the relative value of products sold.

The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.

Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between ‘B’ and ‘C’ on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer’s International Long-Term IFS Rating. Long-Term International IFS Ratings

The following rating scale applies to foreign currency and local currency ratings. Ratings of ‘BBB-’ and higher are considered to be “secure”, and those of ‘BB+’ and lower are considered to be “vulnerable”.

AAA
EXCEPTIONALLY STRONG. ‘AAA’ IFS Ratings denote the lowest expectation of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY STRONG. ‘AA’ IFS Ratings denote a very low expectation of ceased or interrupted payments. They indicate very strong capacity to meet policyholder and contract obligations. This capacity is not significantly vulnerable to foreseeable events.

A
STRONG. ‘A’ IFS Ratings denote a low expectation of ceased or interrupted payments. They indicate strong capacity to meet policyholder and contract obligations. This capacity may, nonetheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD. ‘BBB’ IFS Ratings indicate that there is currently a low expectation of ceased or interrupted payments. The capacity to meet policyholder and contract obligations on a timely basis is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impact this capacity.

BB
MODERATELY WEAK. ‘BB’ IFS Ratings indicate that there is an elevated vulnerability to ceased or interrupted payments, particularly as the result of adverse economic or market changes over time. However, business or financial alternatives may be available to allow for policyholder and contract obligations to be met in a timely manner.

B
WEAK. ‘B’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is significant risk that ceased or interrupted payments could occur in the future, but a limited margin of safety remains. Capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘B’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, but with the potential for extremely high recoveries. Such obligations would possess a recovery assessment of ‘RR1’ (Outstanding).

CCC,
VERY WEAK. ‘CCC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is a real possibility that ceased or interrupted payments could occur in the future. Capacity for continued timely payments is solely reliant upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘CCC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for average to superior recoveries. Such obligations would possess a recovery assessment of ‘RR2’ (Superior), ‘RR3’ (Good), and ‘RR4’ (Average).

CC
EXTREMELY WEAK. ‘CC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, it is probable that ceased or interrupted payments will occur in the future. Alternatively, a ‘CC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, with the potential for average to below-average recoveries. Such obligations would possess a recovery assessment of ‘RR4’ (Average) or ‘RR5’ (Below Average).

C
DISTRESSED. ‘C’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, ceased or interrupted payments are imminent. Alternatively, a ‘C’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for below average to poor recoveries. Such obligations would possess a recovery assessment of ‘RR5’ (Below Average) or ‘RR6’ (Poor).

“+” or “-”	may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to ratings in the ‘AAA’ category or to ratings below the ‘B’ category.

Short-Term Insurer Financial Strength Ratings

A Short-Term Insurer Financial Strength Rating (ST-IFS Rating) provides an assessment of the near-term financial health of an insurance organization, and its capacity to meet senior obligations to policyholders and contract-holders that would be expected to be due within one year. The analysis supporting the ST-IFS Rating encompasses all of the factors considered within the context of the IFS Rating, but with greater weighting given to an insurer’s near-term liquidity, financial flexibility and regulatory solvency characteristics, and less weight given to longer-term issues such as competitiveness and earnings trends.

The agency will only assign a ST-IFS Rating to insurers that also have been assigned an IFS Rating. Currently, ST-IFS Ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

The ST-IFS Rating uses the same international ratings scale used by the agency for short-term debt and issuer ratings.

F1
Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2	Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3	Insurers are viewed as having an adequate capacity to meet their near-term obligations.

B	Insurers are viewed as having a weak capacity to meet their near-term obligations.

C	Insurers are viewed as having a very weak capacity to meet their near-term obligations.

DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS

Moody’s

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-quality credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P

A S&P’s U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

DBRS

Preferred Share Rating Scale

The DBRS preferred share rating scale is used in the Canadian securities market and is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both dividend and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the middle of the category. This scale may also apply to certain hybrid securities, in which case references to dividend throughout will reflect interest commitments of the hybrid security.

Pfd-1
Preferred shares rated Pfd-1 are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. Pfd-1 securities generally correspond with companies whose senior bonds are rated in the AAA or AA categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.

Pfd-2
Preferred shares rated Pfd-2 are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, Pfd-2 ratings correspond with companies whose senior bonds are rated in the “A” category.

Pfd-3
Preferred shares rated Pfd-3 are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adverse conditions present which detract from debt protection. Pfd-3 ratings generally correspond with companies whose senior bonds are rated in the higher end of the BBB category.

Pfd-4
Preferred shares rated Pfd-4 are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated Pfd-4 generally coincide with entities that have senior bond ratings ranging from the lower end of the BBB category through the BB category.

Pfd-5
Preferred shares rated Pfd-5 are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. Entities with a Pfd-5 rating generally have senior bond ratings of B or lower. Preferred shares rated Pfd-5 often have characteristics that, if not remedied, may lead to default.

D
A security rated D implies the dividend or principal payment is in default per the legal documents, the issuer has made it clear that this will be the case in the near future or in certain cases, that there has been a distressed exchange. As such, the non payment of a dividend does not necessarily give rise to the assignment of a D rating. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue until such time as the rating is discontinued or reinstated by DBRS.